UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000E Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000E Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to §§ 210.12-12 — 12-14 of Regulation S-X are as follows:

CDS Short North American HY Credit ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 97.9%

REPURCHASE AGREEMENTS(a) - 97.9%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $3,183,158 (Cost $3,183,040)	3,183,040	3,183,040

Total Investments - 97.9% (Cost $3,183,040)		3,183,040
Other Assets Less Liabilities - 2.1%		68,702
Net Assets - 100.0%		3,251,742

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(32,721)
Net unrealized depreciation	$(32,721)
Federal income tax cost	$2,981,851

Credit Default Swap Agreements - Buy protection (a)

Underlying Instrument	Fixed Deal Pay Rate	Fixed Rate Payment Frequency	Maturity Date	Implied Credit Spread at February 28, 2018(b)	Notional Amount(c)	Value	Premiums Paid(Received)	Unrealized Depreciation
CDX North American High Yield Index; Version 1, Series 29	5.00%	Quarterly	12/20/2022	3.35%	$2,945,000	$(233,910)	$(201,189)	$(32,721)

(a)         When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b)         Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)          The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to schedules of portfolio investments.

Decline of the Retail Store ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 89.3%

REPURCHASE AGREEMENTS(a) - 89.3%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $20,739,652
(Cost $20,738,885)	20,738,885	20,738,885

Total Investments - 89.3% (Cost $20,738,885)		20,738,885
Other Assets Less Liabilities - 10.7%		2,473,754
Net Assets - 100.0%		23,212,639

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,485,219)
Net unrealized depreciation	$(1,485,219)
Federal income tax cost	$20,738,885

Swap Agreements

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(18,940,000)	(18,996,297)	11/13/2019	Credit Suisse International	(2.08)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(54,225)
(2,810,000)	(4,138,726)	11/6/2019	Societe Generale	0.42%	Solactive-ProShares Bricks and Mortar Retail Store Index	(1,430,994)
(21,750,000)	(23,135,023)					(1,485,219)
					Total Depreciation	(1,485,219)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                            U.S. Dollar

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 84.5%

Construction & Engineering - 5.9%
Ferrovial SA	17,951	389,057
Vinci SA	18,764	1,861,584
		2,250,641
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA(a)	5,619	145,056
Ei Towers SpA	636	36,119
Infrastrutture Wireless Italiane SpA(a)	9,104	63,531
		244,706
Electric Utilities - 9.6%
AusNet Services	64,386	85,014
Brookfield Infrastructure Partners LP	5,014	202,265
Edison International	10,771	652,615
Elia System Operator SA/NV	1,126	71,296
Eversource Energy	10,476	597,132
Fortis, Inc.	15,202	496,742
Hydro One Ltd.(a)	10,570	169,275
PG&E Corp.	16,953	696,599
Red Electrica Corp. SA	15,685	306,171
Spark Infrastructure Group	62,294	116,605
Terna Rete Elettrica Nazionale SpA	50,754	282,355
		3,676,069
Equity Real Estate Investment Trusts (REITs) - 10.7%
American Tower Corp.	14,177	1,975,281
Crown Castle International Corp.	13,431	1,478,216
InfraREIT, Inc.	1,276	23,785
SBA Communications Corp.*	3,886	611,151
		4,088,433
Gas Utilities - 7.6%
APA Group	40,380	250,905
Atmos Energy Corp.	3,665	294,996
China Gas Holdings Ltd.	82,818	258,214
China Resources Gas Group Ltd.	30,477	102,811
ENN Energy Holdings Ltd.	27,462	211,600
Hong Kong & China Gas Co. Ltd.	293,955	581,457
Italgas SpA	17,753	95,666
New Jersey Resources Corp.	2,855	108,775
Northwest Natural Gas Co.	945	49,282
ONE Gas, Inc.	1,701	108,167
Southwest Gas Holdings, Inc.*	1,569	103,366
Spire, Inc.	1,595	108,141
Toho Gas Co. Ltd.	3,635	106,977
Tokyo Gas Co. Ltd.	14,607	367,588
Towngas China Co. Ltd.*	36,112	29,209
WGL Holdings, Inc.	1,660	138,212
		2,915,366
Industrial Conglomerates - 0.2%
Beijing Enterprises Holdings Ltd.	17,248	95,983

Media - 1.0%
Eutelsat Communications SA	6,195	145,112
SES SA, FDR	13,791	220,912
		366,024
Multi-Utilities - 9.9%
ACEA SpA	1,655	28,913
CenterPoint Energy, Inc.	14,252	385,517
Consolidated Edison, Inc.	10,250	767,622
National Grid plc	130,846	1,333,364
NiSource, Inc.	11,135	257,553
NorthWestern Corp.	1,582	80,809
Sempra Energy	8,300	904,534
Unitil Corp.	458	19,254
		3,777,566
Oil, Gas & Consumable Fuels - 22.6%
Cheniere Energy, Inc.*	6,634	348,418
Enagas SA	8,219	214,782
Enbridge Energy Management LLC*	2,639	31,087
Enbridge Income Fund Holdings, Inc.	4,986	104,639
Enbridge, Inc.	61,129	1,944,104
EnLink Midstream LLC	1,952	28,694
Inter Pipeline Ltd.	13,652	237,357
Keyera Corp.	7,326	186,690
Kinder Morgan Canada Ltd.(a)	3,735	55,623
Kinder Morgan, Inc.	63,492	1,028,570
Koninklijke Vopak NV	2,409	114,179
ONEOK, Inc.	13,570	764,398
Pembina Pipeline Corp.	18,215	585,685
Plains GP Holdings LP, Class A	5,040	104,832
SemGroup Corp., Class A	2,168	48,130
Snam SpA	81,186	364,592
Tallgrass Energy GP LP	1,895	38,184
Targa Resources Corp.	7,129	318,310
TransCanada Corp.	31,797	1,375,260
Williams Cos., Inc. (The)	27,331	758,709
		8,652,243
Transportation Infrastructure - 12.1%
Abertis Infraestructuras SA	27,272	652,128
Aena SME SA(a)	2,663	544,671
Aeroports de Paris	1,184	239,784
ASTM SpA	1,354	32,872
Atlantia SpA	17,040	527,620
Auckland International Airport Ltd.	33,607	156,331
Beijing Capital International Airport Co. Ltd., Class H	51,372	75,884
China Merchants Port Holdings Co. Ltd.	44,919	105,153
Flughafen Zurich AG (Registered)*	684	163,105
Fraport AG Frankfurt Airport Services Worldwide	1,357	139,297
Getlink SE	16,941	218,358
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,558	61,011
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,387	133,915
Grupo Aeroportuario del Sureste SAB de CV, ADR	727	128,883
Hamburger Hafen und Logistik AG	781	19,228
Hopewell Highway Infrastructure Ltd.	36,853	22,274
Hutchison Port Holdings Trust	187,987	68,615
Japan Airport Terminal Co. Ltd.	2,480	94,138
Jiangsu Expressway Co. Ltd., Class H	43,952	68,406
Macquarie Atlas Roads Group	23,895	102,818
Shenzhen Expressway Co. Ltd., Class H	26,023	26,269
Societa Iniziative Autostradali e Servizi SpA	2,550	43,958
Sydney Airport	39,976	204,615
Transurban Group	80,390	723,043

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Westshore Terminals Investment Corp.	1,876	36,462
Zhejiang Expressway Co. Ltd., Class H	54,406	59,440
		4,648,278
Water Utilities - 4.3%
American States Water Co.	1,196	63,532
American Water Works Co., Inc.	5,853	464,494
Aqua America, Inc.	5,874	200,832
Beijing Enterprises Water Group Ltd.	180,545	117,658
California Water Service Group	1,564	59,354
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	12,293	141,615
Pennon Group plc	14,980	125,511
Severn Trent plc	8,640	203,102
SJW Group	539	28,535
United Utilities Group plc	24,525	224,933
		1,629,566
TOTAL COMMON STOCKS (Cost $31,691,347)		32,344,875

MASTER LIMITED PARTNERSHIPS - 14.7%

Oil, Gas & Consumable Fuels - 14.7%
Andeavor Logistics LP	2,873	133,537
Antero Midstream Partners LP	2,837	74,074
Boardwalk Pipeline Partners LP	4,132	46,568
Buckeye Partners LP	4,849	217,235
Cheniere Energy Partners LP	1,358	39,817
Crestwood Equity Partners LP	1,568	41,944
DCP Midstream LP	2,978	106,732
Dominion Energy Midstream Partners LP	1,368	34,474
Enable Midstream Partners LP	2,720	37,699
Enbridge Energy Partners LP	8,765	109,650
Energy Transfer Equity LP	28,328	439,084
Energy Transfer Partners LP	35,141	639,918
EnLink Midstream Partners LP	5,362	78,285
Enterprise Products Partners LP	48,393	1,230,150
EQT GP Holdings LP	801	18,880
EQT Midstream Partners LP	1,916	117,872
Genesis Energy LP	3,403	67,924
Holly Energy Partners LP	1,294	38,044
Magellan Midstream Partners LP	7,538	470,823
MPLX LP	9,325	321,992
Noble Midstream Partners LP	576	27,763
NuStar Energy LP	2,552	55,991
NuStar GP Holdings LLC	1,011	11,778
Phillips 66 Partners LP	1,629	80,049
Plains All American Pipeline LP	14,146	298,481
Rice Midstream Partners LP	2,429	46,175
Shell Midstream Partners LP	4,304	103,511
Spectra Energy Partners LP	2,872	112,841
Summit Midstream Partners LP	1,425	24,011
TC PipeLines LP	1,665	81,801
TransMontaigne Partners LP	385	13,744
Valero Energy Partners LP	737	28,397
Western Gas Equity Partners LP	1,300	47,320
Western Gas Partners LP	3,154	146,819
Williams Partners LP	7,897	286,187

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $6,944,023)		5,629,570

CLOSED END FUNDS - 0.5%

Capital Markets - 0.5%
3i Infrastructure plc	25,185	68,235
HICL Infrastructure Co. Ltd.	64,702	130,050
TOTAL CLOSED END FUNDS (Cost $206,376)		198,285

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.0%(b)

REPURCHASE AGREEMENTS(c) - 0.0%(b)

Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $17,513
(Cost $17,513)	17,513	17,513

Total Investments - 99.7% (Cost $38,859,259)		38,190,243
Other Assets Less Liabilities - 0.3%		100,957
Net Assets - 100.0%		38,291,200

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                                             American Depositary Receipt

FDR                                               Fiduciary Depositary Receipt

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,664,763
Aggregate gross unrealized depreciation	(4,548,558)
Net unrealized depreciation	$(883,795)
Federal income tax cost	$39,074,038

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of February 28, 2018:

United States	50.5%
Canada	13.9%
France	6.4%
Spain	5.9%
United Kingdom	5.4%
Italy	3.9%
Australia	3.9%
China	2.4%
Hong Kong	2.3%
Japan	1.5%
Mexico	0.7%
Luxembourg	0.6%
Switzerland	0.4%
New Zealand	0.4%
Brazil	0.4%
Germany	0.4%
Netherlands	0.3%
Belgium	0.2%
Singapore	0.2%
Other (1)	0.3%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Equities for Rising Rates ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 3.2%
Harris Corp.	1,067	166,612
Textron, Inc.	5,339	319,539
		486,151
Air Freight & Logistics - 2.0%
FedEx Corp.	1,211	298,403

Banks - 16.3%
Bank of America Corp.	15,355	492,896
Fifth Third Bancorp	14,940	493,767
KeyCorp	22,473	474,854
Regions Financial Corp.	26,231	509,144
Zions Bancorp	8,918	490,222
		2,460,883
Capital Markets - 6.2%
Charles Schwab Corp. (The)	8,824	467,849
E*TRADE Financial Corp.*	9,144	477,591
		945,440
Chemicals - 8.8%
Albemarle Corp.	1,772	177,962
Celanese Corp., Series A	2,117	213,521
Eastman Chemical Co.	2,446	247,242
LyondellBasell Industries NV, Class A	2,055	222,392
Mosaic Co. (The)	8,832	232,458
Westlake Chemical Corp.	2,127	230,269
		1,323,844
Construction Materials - 1.8%
Martin Marietta Materials, Inc.	1,367	278,772

Containers & Packaging - 1.5%
International Paper Co.	3,912	233,116

Electrical Equipment - 4.1%
AMETEK, Inc.	4,170	315,836
Eaton Corp. plc	3,824	308,597
		624,433
Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	2,174	158,550

Energy Equipment & Services - 2.4%
Halliburton Co.	7,729	358,780

Insurance - 8.5%
Lincoln National Corp.	5,897	449,175
MetLife, Inc.	8,965	414,093
Prudential Financial, Inc.	3,942	419,113
		1,282,381
Machinery - 3.7%
Caterpillar, Inc.	1,917	296,426
Parker-Hannifin Corp.	1,514	270,203
		566,629
Metals & Mining - 4.6%
Freeport-McMoRan, Inc.*	11,954	222,344
Nucor Corp.	3,564	233,086
Steel Dynamics, Inc.	5,255	243,044
		698,474
Oil, Gas & Consumable Fuels - 20.2%
Apache Corp.	8,947	305,540
ConocoPhillips	6,882	373,761
Devon Energy Corp.	9,124	279,833
Marathon Oil Corp.	22,312	323,970
Marathon Petroleum Corp.	5,725	366,744
Phillips 66	3,734	337,442
Targa Resources Corp.	7,801	348,315
Valero Energy Corp.	4,110	371,626
Williams Cos., Inc. (The)	12,388	343,891
		3,051,122
Road & Rail - 3.9%
CSX Corp.	5,494	295,137
Norfolk Southern Corp.	2,085	289,982
		585,119
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	2,955	170,178
Microchip Technology, Inc.	1,720	152,960
NVIDIA Corp.	781	189,002
		512,140
Software - 2.4%
Autodesk, Inc.*	1,441	169,274
ServiceNow, Inc.*	1,159	186,611
		355,885
Technology Hardware, Storage & Peripherals - 3.5%
NetApp, Inc.	2,732	165,423
Seagate Technology plc	3,611	192,827
Western Digital Corp.	1,900	165,376
		523,626
Trading Companies & Distributors - 2.0%
United Rentals, Inc.*	1,758	307,808

TOTAL COMMON STOCKS (Cost $15,205,162)		15,051,556

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(a) - 0.3%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $42,917 (Cost $42,916)	42,916	42,916

Total Investments - 99.8% (Cost $15,248,078)		15,094,472
Other Assets Less Liabilities - 0.2%		25,457
Net Assets - 100.0%		15,119,929

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$539,604
Aggregate gross unrealized depreciation	(693,412)
Net unrealized depreciation	$(153,808)
Federal income tax cost	$15,248,280

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 94.4%

Capital Markets - 65.1%
3i Group plc	63,776	824,973
Altamir	4,398	80,376
Apollo Investment Corp.	35,526	186,156
Ares Capital Corp.	51,529	813,643
AURELIUS Equity Opportunities SE & Co. KGaA	5,117	376,125
BlackRock Capital Investment Corp.	12,284	67,685
Brait SE*	49,816	189,443
FS Investment Corp.	41,842	297,078
Gimv NV	3,186	197,844
Golub Capital BDC, Inc.	10,152	181,924
Hercules Capital, Inc.	13,888	167,351
IP Group plc*	116,353	183,890
Main Street Capital Corp.	9,409	334,866
New Mountain Finance Corp.	11,772	148,916
Oaktree Specialty Lending Corp.	19,588	84,228
PennantPark Investment Corp.	11,890	82,636
Prospect Capital Corp.	52,520	348,733
Ratos AB, Class B	38,356	155,788
Solar Capital Ltd.	6,798	138,000
TCP Capital Corp.	9,999	142,586
TPG Specialty Lending, Inc.	9,830	177,333
Triangle Capital Corp.	7,869	85,300
		5,264,874
Diversified Financial Services - 24.7%
Eurazeo SA	8,298	794,193
Onex Corp.	11,461	840,998
Wendel SA	2,101	365,515
		2,000,706
Internet Software & Services - 4.6%
Rocket Internet SE*(a)	12,301	370,678

TOTAL COMMON STOCKS (Cost $7,575,591)		7,636,258

CLOSED END FUNDS - 3.6%

Capital Markets - 3.6%
Electra Private Equity plc	3,520	43,759
HBM Healthcare Investments AG Class A	974	141,913
HgCapital Trust plc	4,359	103,218

TOTAL CLOSED END FUNDS (Cost $218,539)		288,890

MASTER LIMITED PARTNERSHIPS - 1.8%

Diversified Financial Services - 1.8%
Compass Diversified Holdings (Cost $155,488)	8,525	142,367

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(b) - 0.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $19,979 (Cost $19,979)	19,979	19,979

Total Investments - 100.0% (Cost $7,969,597)		8,087,494
Other Assets Less Liabilities - 0.0%(c)		703
Net Assets - 100.0%		8,088,197

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Represents less than 0.05% of net assets.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,151,714
Aggregate gross unrealized depreciation	(1,094,277)
Net unrealized appreciation	$57,437
Federal income tax cost	$8,030,057

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of February 28, 2018:

United States	42.0%
France	15.3%
United Kingdom	14.3%
Canada	10.4%
Germany	9.3%
Belgium	2.5%
South Africa	2.3%
Sweden	1.9%
Switzerland	1.8%
Other (1)	0.2%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 7.5%

Aerospace & Defense - 0.1%
AAR Corp.	51	2,171
Aerojet Rocketdyne Holdings, Inc.*	109	2,943
Aerovironment, Inc.*	33	1,641
Astronics Corp.*	34	1,311
Axon Enterprise, Inc.*	82	2,856
Cubic Corp.	40	2,456
Curtiss-Wright Corp.	69	9,314
Ducommun, Inc.*	17	478
Engility Holdings, Inc.*	28	765
Esterline Technologies Corp.*	41	3,030
KeyW Holding Corp. (The)*	76	571
KLX, Inc.*	81	5,482
Kratos Defense & Security Solutions, Inc.*	135	1,627
Mercury Systems, Inc.*	74	3,402
Moog, Inc., Class A*	50	4,191
National Presto Industries, Inc.	8	726
Sparton Corp.*	15	340
Triumph Group, Inc.	77	2,152
Vectrus, Inc.*	17	464
		45,920
Air Freight & Logistics - 0.0%(b)
Air Transport Services Group, Inc.*	92	2,435
Atlas Air Worldwide Holdings, Inc.*	37	2,251
Echo Global Logistics, Inc.*	41	1,085
Forward Air Corp.	46	2,484
Hub Group, Inc., Class A*	51	2,226
Park-Ohio Holdings Corp.	14	558
Radiant Logistics, Inc.*	59	218
		11,257
Airlines - 0.0%(b)
Allegiant Travel Co.	20	3,326
Hawaiian Holdings, Inc.	81	2,916
SkyWest, Inc.	80	4,384
		10,626
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.*	155	2,288
Cooper Tire & Rubber Co.	81	2,539
Cooper-Standard Holdings, Inc.*	27	3,290
Dana, Inc.	229	6,085
Dorman Products, Inc.*	42	2,898
Fox Factory Holding Corp.*	55	2,065
Gentherm, Inc.*	58	1,786
Horizon Global Corp.*	39	321
LCI Industries	38	4,153
Modine Manufacturing Co.*	78	1,794
Motorcar Parts of America, Inc.*	30	611
Shiloh Industries, Inc.*	23	168
Standard Motor Products, Inc.	34	1,587
Stoneridge, Inc.*	42	914
Superior Industries International, Inc.	39	564
Tenneco, Inc.	80	4,204
Tower International, Inc.	31	809
		36,076
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	50	2,177

Banks - 0.8%
1st Source Corp.	25	1,233
Access National Corp.	23	643
ACNB Corp.	11	308
Allegiance Bancshares, Inc.*	18	687
American National Bankshares, Inc.	13	469
Ameris Bancorp	57	3,030
Ames National Corp.	13	345
Arrow Financial Corp.	19	613
Atlantic Capital Bancshares, Inc.*	33	571
Banc of California, Inc.	68	1,357
BancFirst Corp.	26	1,384
Banco Latinoamericano de Comercio Exterior SA, Class E	48	1,337
Bancorp, Inc. (The)*	77	814
BancorpSouth Bank	134	4,221
Bank of Commerce Holdings	24	259
Bank of Marin Bancorp	11	728
Bank of NT Butterfield & Son Ltd. (The)	85	3,877
Bankwell Financial Group, Inc.	9	282
Banner Corp.	52	2,875
Bar Harbor Bankshares	24	650
BCB Bancorp, Inc.	20	306
Berkshire Hills Bancorp, Inc.	63	2,315
Blue Hills Bancorp, Inc.	37	746
Boston Private Financial Holdings, Inc.	131	1,913
Bridge Bancorp, Inc.	30	996
Brookline Bancorp, Inc.	118	1,870
Bryn Mawr Bank Corp.	29	1,263
BSB Bancorp, Inc.*	13	377
Byline Bancorp, Inc.*	10	231
C&F Financial Corp.	5	232
Cadence Bancorp	31	850
Camden National Corp.	24	1,013
Capital City Bank Group, Inc.	17	408
Capstar Financial Holdings, Inc.*	14	266
Carolina Financial Corp.	30	1,164
Cathay General Bancorp	120	4,927
CBTX, Inc.	4	110
CenterState Bank Corp.	95	2,588
Central Pacific Financial Corp.	47	1,310
Central Valley Community Bancorp	16	312
Century Bancorp, Inc., Class A	5	384
Chemical Financial Corp.	111	6,126
Chemung Financial Corp.	5	214
Citizens & Northern Corp.	18	403
City Holding Co.	24	1,617
Civista Bancshares, Inc.	16	360
CNB Financial Corp.	23	618
CoBiz Financial, Inc.	60	1,138
Codorus Valley Bancorp, Inc.	13	340
Columbia Banking System, Inc.	113	4,721
Community Bank System, Inc.	77	4,105
Community Bankers Trust Corp.*	34	282
Community Financial Corp. (The)	6	224
Community Trust Bancorp, Inc.	24	1,044
ConnectOne Bancorp, Inc.	47	1,354
County Bancorp, Inc.	7	187

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Customers Bancorp, Inc.*	44	1,291
CVB Financial Corp.	163	3,749
DNB Financial Corp.	5	168
Eagle Bancorp, Inc.*	50	3,052
Enterprise Bancorp, Inc.	15	468
Enterprise Financial Services Corp.	35	1,640
Equity Bancshares, Inc., Class A*	17	628
Evans Bancorp, Inc.	7	302
Farmers & Merchants Bancorp, Inc.	14	518
Farmers Capital Bank Corp.	12	437
Farmers National Banc Corp.	40	540
FB Financial Corp.*	20	791
FCB Financial Holdings, Inc., Class A*	57	3,058
Fidelity Southern Corp.	35	788
Financial Institutions, Inc.	23	706
First Bancorp, Inc.	16	431
First Bancorp/NC	44	1,524
First Bancorp/PR*	302	1,821
First Bancshares, Inc. (The)	16	508
First Busey Corp.	64	1,898
First Business Financial Services, Inc.	13	313
First Citizens BancShares, Inc., Class A	12	4,885
First Commonwealth Financial Corp.	152	2,123
First Community Bancshares, Inc.	26	706
First Connecticut Bancorp, Inc.	22	551
First Financial Bancorp	97	2,638
First Financial Bankshares, Inc.	100	4,600
First Financial Corp.	17	729
First Financial Northwest, Inc.	13	206
First Foundation, Inc.*	47	858
First Guaranty Bancshares, Inc.	7	175
First Internet Bancorp	13	492
First Interstate BancSystem, Inc., Class A	41	1,619
First Merchants Corp.	64	2,645
First Mid-Illinois Bancshares, Inc.	16	546
First Midwest Bancorp, Inc.	160	3,875
First Northwest Bancorp*	15	240
First of Long Island Corp. (The)	38	1,035
Flushing Financial Corp.	44	1,175
FNB Bancorp	8	286
Franklin Financial Network, Inc.*	19	590
Fulton Financial Corp.	269	4,869
German American Bancorp, Inc.	33	1,093
Glacier Bancorp, Inc.	123	4,785
Great Southern Bancorp, Inc.	17	823
Great Western Bancorp, Inc.	93	3,803
Green Bancorp, Inc.*	33	719
Guaranty Bancorp	38	1,043
Guaranty Bancshares, Inc.	3	107
Hancock Holding Co.	132	6,824
Hanmi Financial Corp.	50	1,527
HarborOne Bancorp, Inc.*	21	404
Heartland Financial USA, Inc.	39	2,081
Heritage Commerce Corp.	57	899
Heritage Financial Corp.	46	1,368
Hilltop Holdings, Inc.	115	2,796
Home BancShares, Inc.	248	5,702
HomeTrust Bancshares, Inc.*	26	675
Hope Bancorp, Inc.	204	3,684
Horizon Bancorp	36	1,019
Howard Bancorp, Inc.*	14	252
IBERIABANK Corp.	79	6,383
Independent Bank Corp./MA	43	2,984
Independent Bank Corp./MI	32	731
Independent Bank Group, Inc.	28	1,966
International Bancshares Corp.	86	3,324
Investar Holding Corp.	13	317
Investors Bancorp, Inc.	407	5,495
Lakeland Bancorp, Inc.	71	1,356
Lakeland Financial Corp.	38	1,722
LCNB Corp.	14	259
LegacyTexas Financial Group, Inc.	74	3,100
Live Oak Bancshares, Inc.	37	966
Macatawa Bank Corp.	41	405
MainSource Financial Group, Inc.	39	1,473
MB Financial, Inc.	127	5,208
MBT Financial Corp.	28	286
Mercantile Bank Corp.	25	827
Metropolitan Bank Holding Corp.*	6	267
Middlefield Banc Corp.	4	192
Midland States Bancorp, Inc.	24	752
MidSouth Bancorp, Inc.	23	287
MidWestOne Financial Group, Inc.	18	573
MutualFirst Financial, Inc.	10	357
National Bank Holdings Corp., Class A	39	1,271
National Bankshares, Inc.	11	438
National Commerce Corp.*	19	816
NBT Bancorp, Inc.	67	2,332
Nicolet Bankshares, Inc.*	14	757
Northeast Bancorp	12	263
Northrim Bancorp, Inc.	11	366
Norwood Financial Corp.	9	266
OFG Bancorp	68	731
Ohio Valley Banc Corp.	6	235
Old Line Bancshares, Inc.	13	411
Old National Bancorp	211	3,587
Old Point Financial Corp.	6	151
Old Second Bancorp, Inc.	45	619
Opus Bank	31	870
Orrstown Financial Services, Inc.	12	296
Pacific Mercantile Bancorp*	24	198
Pacific Premier Bancorp, Inc.*	62	2,607
Park National Corp.	21	2,121
Parke Bancorp, Inc.	9	187
Peapack Gladstone Financial Corp.	27	890
Penns Woods Bancorp, Inc.	7	284
Peoples Bancorp of North Carolina, Inc.	7	195
Peoples Bancorp, Inc.	26	897
Peoples Financial Services Corp.	11	453
People’s Utah Bancorp	21	637
Preferred Bank	21	1,309
Premier Financial Bancorp, Inc.	15	264
QCR Holdings, Inc.	19	828
RBB Bancorp	6	153
Reliant Bancorp, Inc.	11	262
Renasant Corp.	71	2,965
Republic Bancorp, Inc., Class A	15	559
Republic First Bancorp, Inc.*	77	651
S&T Bancorp, Inc.	54	2,131
Sandy Spring Bancorp, Inc.	51	1,977
Seacoast Banking Corp. of Florida*	67	1,757
ServisFirst Bancshares, Inc.	73	2,932
Shore Bancshares, Inc.	20	340

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Sierra Bancorp	21	546
Simmons First National Corp., Class A	130	3,698
SmartFinancial, Inc.*	11	240
South State Corp.	57	4,942
Southern First Bancshares, Inc.*	10	422
Southern National Bancorp of Virginia, Inc.	34	523
Southside Bancshares, Inc.	44	1,470
State Bank Financial Corp.	59	1,707
Sterling Bancorp	335	7,789
Stock Yards Bancorp, Inc.	34	1,193
Summit Financial Group, Inc.	17	407
Texas Capital Bancshares, Inc.*	78	7,036
Tompkins Financial Corp.	23	1,765
Towne Bank	100	2,855
TriCo Bancshares	32	1,195
TriState Capital Holdings, Inc.*	35	782
Triumph Bancorp, Inc.*	28	1,147
Trustmark Corp.	106	3,311
Two River Bancorp	11	189
UMB Financial Corp.	71	5,183
Umpqua Holdings Corp.	348	7,416
Union Bankshares Corp.	88	3,289
Union Bankshares, Inc.	6	308
United Bankshares, Inc.	157	5,574
United Community Banks, Inc.	115	3,555
United Security Bancshares	20	204
Unity Bancorp, Inc.	12	248
Univest Corp. of Pennsylvania	41	1,123
Valley National Bancorp	406	5,063
Veritex Holdings, Inc.*	25	694
Washington Trust Bancorp, Inc.	24	1,244
WesBanco, Inc.	66	2,720
West Bancorporation, Inc.	25	607
Westamerica Bancorp	40	2,292
Wintrust Financial Corp.	87	7,352
		336,400
Beverages - 0.0%(b)
Boston Beer Co., Inc. (The), Class A*	13	2,120
Castle Brands, Inc.*	139	161
Coca-Cola Bottling Co. Consolidated	7	1,306
Craft Brew Alliance, Inc.*	20	357
MGP Ingredients, Inc.	20	1,679
National Beverage Corp.	18	1,763
Primo Water Corp.*	40	487
		7,873
Biotechnology - 0.5%
Abeona Therapeutics, Inc.*	44	609
Acceleron Pharma, Inc.*	59	2,474
Achaogen, Inc.*	54	563
Achillion Pharmaceuticals, Inc.*	184	598
Acorda Therapeutics, Inc.*	68	1,615
Adamas Pharmaceuticals, Inc.*	23	562
Aduro Biotech, Inc.*	71	444
Advaxis, Inc.*	58	108
Agenus, Inc.*	117	631
Aileron Therapeutics, Inc.*	6	49
Aimmune Therapeutics, Inc.*	55	1,788
Akebia Therapeutics, Inc.*	70	1,001
Alder Biopharmaceuticals, Inc.*	100	1,390
Allena Pharmaceuticals, Inc.*	8	54
AMAG Pharmaceuticals, Inc.*	55	1,158
Amicus Therapeutics, Inc.*	293	4,032
AnaptysBio, Inc.*	28	3,437
Anavex Life Sciences Corp.*	59	139
Apellis Pharmaceuticals, Inc.*	17	312
Ardelyx, Inc.*	52	280
Arena Pharmaceuticals, Inc.*	62	2,404
Array BioPharma, Inc.*	313	5,421
Asterias Biotherapeutics, Inc.*	46	99
Atara Biotherapeutics, Inc.*	42	1,618
Athenex, Inc.*	11	174
Athersys, Inc.*	160	219
Audentes Therapeutics, Inc.*	26	876
Avexis, Inc.*	43	5,320
Axovant Sciences Ltd.*	51	73
Bellicum Pharmaceuticals, Inc.*	43	299
BioCryst Pharmaceuticals, Inc.*	154	765
Biohaven Pharmaceutical Holding Co. Ltd.*	16	542
BioSpecifics Technologies Corp.*	9	365
BioTime, Inc.*	136	356
Bluebird Bio, Inc.*	77	15,477
Blueprint Medicines Corp.*	67	5,800
Calithera Biosciences, Inc.*	48	370
Calyxt, Inc.*	13	239
Cara Therapeutics, Inc.*	42	587
Cascadian Therapeutics, Inc.*	55	548
Catalyst Pharmaceuticals, Inc.*	112	357
Celcuity, Inc.*	4	69
Celldex Therapeutics, Inc.*	207	466
ChemoCentryx, Inc.*	39	379
Chimerix, Inc.*	73	355
Clovis Oncology, Inc.*	69	4,007
Coherus Biosciences, Inc.*	60	594
Conatus Pharmaceuticals, Inc.*	41	213
Concert Pharmaceuticals, Inc.*	28	613
Corbus Pharmaceuticals Holdings, Inc.*	76	562
Corvus Pharmaceuticals, Inc.*	13	106
Curis, Inc.*	208	103
Cytokinetics, Inc.*	65	504
CytomX Therapeutics, Inc.*	46	1,367
Deciphera Pharmaceuticals, Inc.*	13	325
Dynavax Technologies Corp.*	96	1,550
Eagle Pharmaceuticals, Inc.*	13	730
Edge Therapeutics, Inc.*	31	467
Editas Medicine, Inc.*	54	1,979
Emergent BioSolutions, Inc.*	53	2,634
Enanta Pharmaceuticals, Inc.*	24	1,887
Epizyme, Inc.*	77	1,363
Esperion Therapeutics, Inc.*	27	2,171
Exact Sciences Corp.*	185	8,253
Fate Therapeutics, Inc.*	60	676
FibroGen, Inc.*	109	6,006
Five Prime Therapeutics, Inc.*	43	914
Flexion Therapeutics, Inc.*	51	1,293
Fortress Biotech, Inc.*	52	222
Foundation Medicine, Inc.*	23	1,903
G1 Therapeutics, Inc.*	12	271
Genocea Biosciences, Inc.*	45	45
Genomic Health, Inc.*	31	992
Geron Corp.*	234	541
Global Blood Therapeutics, Inc.*	58	3,402
Halozyme Therapeutics, Inc.*	187	3,676
Heron Therapeutics, Inc.*	71	1,445

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Idera Pharmaceuticals, Inc.*	222	393
Immune Design Corp.*	50	145
ImmunoGen, Inc.*	157	1,744
Immunomedics, Inc.*	161	2,723
Inovio Pharmaceuticals, Inc.*	128	525
Insmed, Inc.*	120	2,905
Insys Therapeutics, Inc.*	38	277
Intellia Therapeutics, Inc.*	26	679
Invitae Corp.*	67	442
Iovance Biotherapeutics, Inc.*	97	1,683
Ironwood Pharmaceuticals, Inc.*	212	3,010
Jounce Therapeutics, Inc.*	23	485
Karyopharm Therapeutics, Inc.*	53	783
Keryx Biopharmaceuticals, Inc.*	141	647
Kindred Biosciences, Inc.*	40	356
Kura Oncology, Inc.*	32	723
La Jolla Pharmaceutical Co.*	27	839
Lexicon Pharmaceuticals, Inc.*	68	587
Ligand Pharmaceuticals, Inc.*	32	4,860
Loxo Oncology, Inc.*	36	4,004
MacroGenics, Inc.*	53	1,330
Madrigal Pharmaceuticals, Inc.*	7	882
Matinas BioPharma Holdings, Inc.*	103	102
MediciNova, Inc.*	54	564
Merrimack Pharmaceuticals, Inc.	20	222
Mersana Therapeutics, Inc.*	8	138
MiMedx Group, Inc.*	163	1,156
Minerva Neurosciences, Inc.*	42	221
Miragen Therapeutics, Inc.*	21	117
Momenta Pharmaceuticals, Inc.*	119	2,029
Myriad Genetics, Inc.*	103	3,339
NantKwest, Inc.*	46	204
Natera, Inc.*	50	450
NewLink Genetics Corp.*	46	330
Novavax, Inc.*	491	1,065
Novelion Therapeutics, Inc.*	24	99
Nymox Pharmaceutical Corp.*	50	162
Oncocyte Corp.*	6	20
Organovo Holdings, Inc.*	157	159
Otonomy, Inc.*	44	262
Ovid therapeutics, Inc.*	8	53
PDL BioPharma, Inc.*	239	574
Pieris Pharmaceuticals, Inc.*	56	477
Portola Pharmaceuticals, Inc.*	89	3,766
Progenics Pharmaceuticals, Inc.*	111	741
Protagonist Therapeutics, Inc.*	18	305
Prothena Corp. plc*	60	2,021
PTC Therapeutics, Inc.*	63	1,622
Puma Biotechnology, Inc.*	45	2,941
Ra Pharmaceuticals, Inc.*	18	115
Radius Health, Inc.*	60	2,285
Recro Pharma, Inc.*	21	189
REGENXBIO, Inc.*	43	1,223
Repligen Corp.*	59	2,023
Retrophin, Inc.*	60	1,501
Rhythm Pharmaceuticals, Inc.*	13	336
Rigel Pharmaceuticals, Inc.*	232	872
Sage Therapeutics, Inc.*	65	10,488
Sangamo Therapeutics, Inc.*	132	3,161
Sarepta Therapeutics, Inc.*	96	6,026
Selecta Biosciences, Inc.*	22	202
Seres Therapeutics, Inc.*	32	304
Spark Therapeutics, Inc.*	43	2,455
Spectrum Pharmaceuticals, Inc.*	136	2,925
Spero Therapeutics, Inc.*	9	95
Stemline Therapeutics, Inc.*	35	600
Strongbridge Biopharma plc*	39	285
Syndax Pharmaceuticals, Inc.*	18	163
Synergy Pharmaceuticals, Inc.*	391	708
Syros Pharmaceuticals, Inc.*	20	211
TG Therapeutics, Inc.*	81	1,134
Tocagen, Inc.*	28	305
Trevena, Inc.*	88	158
Ultragenyx Pharmaceutical, Inc.*	62	2,964
Vanda Pharmaceuticals, Inc.*	69	1,301
VBI Vaccines, Inc.*	54	198
Veracyte, Inc.*	37	223
Versartis, Inc.*	52	83
Voyager Therapeutics, Inc.*	27	776
vTv Therapeutics, Inc., Class A*	11	62
XBiotech, Inc.*	30	145
Xencor, Inc.*	60	1,838
ZIOPHARM Oncology, Inc.*	206	768
		214,519
Building Products - 0.1%
AAON, Inc.	65	2,389
Advanced Drainage Systems, Inc.	55	1,405
American Woodmark Corp.*	22	2,825
Apogee Enterprises, Inc.	44	1,898
Armstrong Flooring, Inc.*	34	476
Builders FirstSource, Inc.*	173	3,318
Caesarstone Ltd.	36	780
Continental Building Products, Inc.*	60	1,632
CSW Industrials, Inc.*	23	1,055
Gibraltar Industries, Inc.*	50	1,735
Griffon Corp.	46	860
Insteel Industries, Inc.	29	819
JELD-WEN Holding, Inc.*	106	3,303
Masonite International Corp.*	45	2,747
NCI Building Systems, Inc.*	63	1,027
Patrick Industries, Inc.*	38	2,335
PGT Innovations, Inc.*	76	1,330
Ply Gem Holdings, Inc.*	35	756
Quanex Building Products Corp.	54	905
Simpson Manufacturing Co., Inc.	65	3,596
Trex Co., Inc.*	46	4,756
Universal Forest Products, Inc.	94	3,096
		43,043
Capital Markets - 0.1%
Arlington Asset Investment Corp., Class A	43	465
Artisan Partners Asset Management, Inc., Class A	71	2,396
Associated Capital Group, Inc., Class A	7	242
B. Riley Financial, Inc.	33	610
Cohen & Steers, Inc.	34	1,360
Cowen, Inc.*	41	588
Diamond Hill Investment Group, Inc.	5	1,025
Donnelley Financial Solutions, Inc.*	53	917
Evercore, Inc., Class A	60	5,583
Financial Engines, Inc.	92	3,082
GAIN Capital Holdings, Inc.	54	383
GAMCO Investors, Inc., Class A	7	188
Greenhill & Co., Inc.	38	773
Hamilton Lane, Inc., Class A	22	769

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Houlihan Lokey, Inc.	42	1,950
INTL. FCStone, Inc.*	24	952
Investment Technology Group, Inc.	52	1,031
Ladenburg Thalmann Financial Services, Inc.	162	541
Medley Management, Inc., Class A	8	49
Moelis & Co., Class A	49	2,487
OM Asset Management plc	118	1,809
Oppenheimer Holdings, Inc., Class A	15	398
Piper Jaffray Cos.	23	1,921
PJT Partners, Inc., Class A	28	1,339
Pzena Investment Management, Inc., Class A	27	294
Safeguard Scientifics, Inc.*	32	390
Silvercrest Asset Management Group, Inc., Class A	11	166
Stifel Financial Corp.	105	6,706
Value Line, Inc.	2	37
Virtu Financial, Inc., Class A	40	1,188
Virtus Investment Partners, Inc.	11	1,354
Waddell & Reed Financial, Inc., Class A	128	2,560
Westwood Holdings Group, Inc.	13	706
WisdomTree Investments, Inc.	181	1,739
		45,998
Chemicals - 0.2%
A Schulman, Inc.	45	1,973
Advanced Emissions Solutions, Inc.	31	299
AdvanSix, Inc.*	47	1,943
AgroFresh Solutions, Inc.*	35	271
American Vanguard Corp.	45	877
Balchem Corp.	50	3,762
Calgon Carbon Corp.	79	1,679
Chase Corp.	11	1,144
Codexis, Inc.*	64	611
Core Molding Technologies, Inc.	12	218
Ferro Corp.*	132	2,823
Flotek Industries, Inc.*	87	518
FutureFuel Corp.	39	468
GCP Applied Technologies, Inc.*	113	3,475
Hawkins, Inc.	15	503
HB Fuller Co.	79	3,981
Ingevity Corp.*	67	5,019
Innophos Holdings, Inc.	30	1,247
Innospec, Inc.	38	2,468
Intrepid Potash, Inc.*	149	493
KMG Chemicals, Inc.	21	1,259
Koppers Holdings, Inc.*	32	1,293
Kraton Corp.*	47	1,993
Kronos Worldwide, Inc.	36	772
LSB Industries, Inc.*	34	254
Minerals Technologies, Inc.	55	3,779
OMNOVA Solutions, Inc.*	68	687
PolyOne Corp.	126	5,205
PQ Group Holdings, Inc.*	46	616
Quaker Chemical Corp.	20	2,851
Rayonier Advanced Materials, Inc.	67	1,365
Sensient Technologies Corp.	70	5,037
Stepan Co.	31	2,483
Trecora Resources*	31	344
Tredegar Corp.	41	654
Trinseo SA	70	5,572
Tronox Ltd., Class A	141	2,577
Valhi, Inc.	40	228
		70,741
Commercial Services & Supplies - 0.2%
ABM Industries, Inc.	88	3,094
ACCO Brands Corp.	165	2,087
Advanced Disposal Services, Inc.*	69	1,544
Aqua Metals, Inc.*	26	60
ARC Document Solutions, Inc.*	63	134
Brady Corp., Class A	73	2,730
Brink’s Co. (The)	72	5,292
Casella Waste Systems, Inc., Class A*	61	1,551
CECO Environmental Corp.	47	193
CompX International, Inc.	3	41
Covanta Holding Corp.	184	2,751
Deluxe Corp.	76	5,396
Ennis, Inc.	39	760
Essendant, Inc.	59	468
Healthcare Services Group, Inc.	112	5,088
Heritage-Crystal Clean, Inc.*	23	460
Herman Miller, Inc.	94	3,375
HNI Corp.	68	2,515
Hudson Technologies, Inc.*	58	354
InnerWorkings, Inc.*	72	665
Interface, Inc.	94	2,275
Kimball International, Inc., Class B	57	936
Knoll, Inc.	76	1,616
LSC Communications, Inc.	54	786
Matthews International Corp., Class A	49	2,511
McGrath RentCorp	37	1,873
Mobile Mini, Inc.	69	2,895
MSA Safety, Inc.	52	4,193
Multi-Color Corp.	21	1,330
NL Industries, Inc.*	13	105
Quad/Graphics, Inc.	49	1,293
RR Donnelley & Sons Co.	110	829
SP Plus Corp.*	27	972
Steelcase, Inc., Class A	132	1,802
Team, Inc.*	46	752
Tetra Tech, Inc.	88	4,308
UniFirst Corp.	24	3,727
US Ecology, Inc.	34	1,799
Viad Corp.	32	1,666
VSE Corp.	14	679
		74,905
Communications Equipment - 0.1%
Acacia Communications, Inc.*	30	1,161
ADTRAN, Inc.	76	1,189
Aerohive Networks, Inc.*	50	210
Applied Optoelectronics, Inc.*	29	810
CalAmp Corp.*	54	1,264
Calix, Inc.*	67	439
Ciena Corp.*	222	5,144
Clearfield, Inc.*	18	243
Comtech Telecommunications Corp.	36	796
Digi International, Inc.*	42	439
EMCORE Corp.*	42	223
Extreme Networks, Inc.*	176	2,008
Finisar Corp.*	179	3,222
Harmonic, Inc.*	125	378
Infinera Corp.*	232	2,308
InterDigital, Inc.	54	3,877

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
KVH Industries, Inc.*	24	245
Lumentum Holdings, Inc.*	97	5,917
NETGEAR, Inc.*	49	2,732
NetScout Systems, Inc.*	133	3,531
Oclaro, Inc.*	260	1,864
Plantronics, Inc.	52	2,810
Quantenna Communications, Inc.*	35	481
Ribbon Communications, Inc.*	75	486
Ubiquiti Networks, Inc.*	35	2,226
ViaSat, Inc.*	84	5,862
Viavi Solutions, Inc.*	360	3,463
		53,328
Construction & Engineering - 0.1%
Aegion Corp.*	51	1,171
Ameresco, Inc., Class A*	29	236
Argan, Inc.	23	919
Chicago Bridge & Iron Co. NV	158	2,759
Comfort Systems USA, Inc.	58	2,381
Dycom Industries, Inc.*	47	5,134
EMCOR Group, Inc.	93	7,097
Granite Construction, Inc.	62	3,602
Great Lakes Dredge & Dock Corp.*	89	405
HC2 Holdings, Inc.*	65	322
IES Holdings, Inc.*	14	215
KBR, Inc.	221	3,346
Layne Christensen Co.*	28	434
MasTec, Inc.*	105	5,350
MYR Group, Inc.*	25	809
Northwest Pipe Co.*	15	263
NV5 Global, Inc.*	13	562
Orion Group Holdings, Inc.*	43	270
Primoris Services Corp.	62	1,544
Sterling Construction Co., Inc.*	41	495
Tutor Perini Corp.*	59	1,425
		38,739
Construction Materials - 0.0%(b)
Forterra, Inc.*	29	205
Summit Materials, Inc., Class A*	174	5,504
United States Lime & Minerals, Inc.	3	214
US Concrete, Inc.*	25	1,819
		7,742
Consumer Finance - 0.1%
Elevate Credit, Inc.*	27	193
Encore Capital Group, Inc.*	38	1,626
Enova International, Inc.*	52	1,144
EZCORP, Inc., Class A*	78	1,014
FirstCash, Inc.	73	5,380
Green Dot Corp., Class A*	73	4,754
LendingClub Corp.*	513	1,616
Nelnet, Inc., Class A	30	1,660
PRA Group, Inc.*	70	2,681
Regional Management Corp.*	16	479
World Acceptance Corp.*	9	968
		21,515
Containers & Packaging - 0.0%(b)
Greif, Inc., Class A	40	2,303
Greif, Inc., Class B	9	541
Myers Industries, Inc.	36	682
UFP Technologies, Inc.*	10	285
		3,811
Distributors - 0.0%(b)
Core-Mark Holding Co., Inc.	72	1,474
Funko, Inc., Class A*	17	125
VOXX International Corp.*	32	173
Weyco Group, Inc.	10	304
		2,076
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc.*	95	4,375
American Public Education, Inc.*	25	769
Ascent Capital Group, Inc., Class A*	17	116
Bridgepoint Education, Inc.*	29	193
Cambium Learning Group, Inc.*	22	163
Capella Education Co.	18	1,399
Career Education Corp.*	106	1,402
Carriage Services, Inc.	23	626
Chegg, Inc.*	150	2,986
Collectors Universe, Inc.	12	187
Grand Canyon Education, Inc.*	74	7,263
Houghton Mifflin Harcourt Co.*	162	1,102
K12, Inc.*	60	896
Laureate Education, Inc., Class A*	87	1,163
Liberty Tax, Inc., Class A	11	86
Regis Corp.*	56	901
Sotheby’s*	60	2,771
Strayer Education, Inc.	17	1,524
Weight Watchers International, Inc.*	44	2,975
		30,897
Diversified Financial Services - 0.0%(b)
Cannae Holdings, Inc.*	97	1,783
Marlin Business Services Corp.	14	361
On Deck Capital, Inc.*	77	400
Tiptree, Inc.	39	224
		2,768
Diversified Telecommunication Services - 0.0%(b)
ATN International, Inc.	16	958
Cincinnati Bell, Inc.*	66	1,066
Cogent Communications Holdings, Inc.	65	2,785
Consolidated Communications Holdings, Inc.	103	1,191
Frontier Communications Corp.	124	872
GCI Liberty, Inc.*	42	1,615
Globalstar, Inc.*	894	850
Hawaiian Telcom Holdco, Inc.*	9	253
IDT Corp., Class B*	27	326
Intelsat SA*	57	276
Iridium Communications, Inc.*	132	1,544
Ooma, Inc.*	27	288
ORBCOMM, Inc.*	107	1,113
pdvWireless, Inc.*	15	483
Vonage Holdings Corp.*	323	3,278
Windstream Holdings, Inc.	288	455
		17,353
Electric Utilities - 0.1%
ALLETE, Inc.	80	5,452
El Paso Electric Co.	64	3,110
Genie Energy Ltd., Class B	21	93
IDACORP, Inc.	79	6,403
MGE Energy, Inc.	55	2,888
Otter Tail Corp.	62	2,468
PNM Resources, Inc.	125	4,400
Portland General Electric Co.	141	5,602
Spark Energy, Inc., Class A	18	167
		30,583

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	10	313
Atkore International Group, Inc.*	52	1,130
AZZ, Inc.	41	1,675
Babcock & Wilcox Enterprises, Inc.*	69	439
Encore Wire Corp.	32	1,677
Energous Corp.*	30	661
EnerSys	69	4,809
Generac Holdings, Inc.*	96	4,270
General Cable Corp.	77	2,275
LSI Industries, Inc.	39	305
Plug Power, Inc.*	359	668
Powell Industries, Inc.	14	373
Preformed Line Products Co.	5	304
Revolution Lighting Technologies, Inc.*	19	65
Sunrun, Inc.*	134	896
Thermon Group Holdings, Inc.*	51	1,113
TPI Composites, Inc.*	17	337
Vicor Corp.*	26	670
Vivint Solar, Inc.*	42	126
		22,106
Electronic Equipment, Instruments & Components - 0.2%
Akoustis Technologies, Inc.*	19	109
Anixter International, Inc.*	46	3,475
AVX Corp.	72	1,246
Badger Meter, Inc.	44	2,094
Bel Fuse, Inc., Class B	15	259
Belden, Inc.	66	4,800
Benchmark Electronics, Inc.*	79	2,370
Control4 Corp.*	40	962
CTS Corp.	50	1,285
Daktronics, Inc.	56	499
Electro Scientific Industries, Inc.*	50	896
ePlus, Inc.*	21	1,608
Fabrinet*	57	1,719
FARO Technologies, Inc.*	26	1,543
Fitbit, Inc., Class A*	304	1,453
II-VI, Inc.*	95	3,658
Insight Enterprises, Inc.*	56	1,956
Iteris, Inc.*	37	206
Itron, Inc.*	54	3,780
KEMET Corp.*	87	1,564
Kimball Electronics, Inc.*	42	729
Knowles Corp.*	139	2,007
Littelfuse, Inc.	38	7,885
Maxwell Technologies, Inc.*	57	324
Mesa Laboratories, Inc.	5	655
Methode Electronics, Inc.	56	2,209
MicroVision, Inc.*	124	136
MTS Systems Corp.	27	1,322
Napco Security Technologies, Inc.*	19	192
Novanta, Inc.*	50	2,793
OSI Systems, Inc.*	28	1,768
Park Electrochemical Corp.	30	511
PC Connection, Inc.	18	447
PCM, Inc.*	15	107
Plexus Corp.*	53	3,197
Radisys Corp.*	58	50
Rogers Corp.*	28	3,845
Sanmina Corp.*	112	3,086
ScanSource, Inc.*	39	1,277
SYNNEX Corp.	46	5,688
Systemax, Inc.	18	514
Tech Data Corp.*	55	5,684
TTM Technologies, Inc.*	145	2,343
VeriFone Systems, Inc.*	175	2,905
Vishay Intertechnology, Inc.	208	3,827
Vishay Precision Group, Inc.*	16	479
		89,462
Energy Equipment & Services - 0.1%
Archrock, Inc.	110	1,045
Basic Energy Services, Inc.*	27	437
Bristow Group, Inc.	51	753
C&J Energy Services, Inc.*	73	1,752
CARBO Ceramics, Inc.*	36	245
Diamond Offshore Drilling, Inc.*	102	1,479
Dril-Quip, Inc.*	60	2,703
Ensco plc, Class A	672	2,984
Era Group, Inc.*	31	293
Exterran Corp.*	50	1,294
Fairmount Santrol Holdings, Inc.*	244	1,093
Forum Energy Technologies, Inc.*	127	1,435
Frank’s International NV	78	408
Geospace Technologies Corp.*	21	215
Gulf Island Fabrication, Inc.	21	173
Helix Energy Solutions Group, Inc.*	221	1,317
Independence Contract Drilling, Inc.*	54	224
Keane Group, Inc.*	63	980
Key Energy Services, Inc.*	16	215
Mammoth Energy Services, Inc.*	13	340
Matrix Service Co.*	41	586
McDermott International, Inc.*	445	3,249
Natural Gas Services Group, Inc.*	19	473
NCS Multistage Holdings, Inc.*	17	249
Newpark Resources, Inc.*	132	1,089
Noble Corp. plc*	384	1,490
Oil States International, Inc.*	80	1,968
Parker Drilling Co.*	211	190
PHI, Inc. (Non-Voting)*	18	177
Pioneer Energy Services Corp.*	120	330
ProPetro Holding Corp.*	90	1,452
Ranger Energy Services, Inc.*	9	80
RigNet, Inc.*	21	281
Rowan Cos. plc, Class A*	183	2,225
SEACOR Holdings, Inc.*	26	1,079
SEACOR Marine Holdings, Inc.*	26	440
Select Energy Services, Inc., Class A*	42	603
Smart Sand, Inc.*	34	252
Solaris Oilfield Infrastructure, Inc., Class A*	27	454
Superior Energy Services, Inc.*	239	2,044
TETRA Technologies, Inc.*	180	653
Unit Corp.*	81	1,552
US Silica Holdings, Inc.	128	3,314
Willbros Group, Inc.*	69	65
		43,680
Equity Real Estate Investment Trusts (REITs) - 0.4%
Acadia Realty Trust	130	3,130
Agree Realty Corp.	44	2,072
Alexander & Baldwin, Inc.	107	2,353
Alexander’s, Inc.	3	1,096
American Assets Trust, Inc.	63	1,998
Armada Hoffler Properties, Inc.	70	916
Ashford Hospitality Prime, Inc.	42	361

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Ashford Hospitality Trust, Inc.	121	667
Bluerock Residential Growth REIT, Inc.	36	271
CareTrust REIT, Inc.	118	1,563
CatchMark Timber Trust, Inc., Class A	68	889
CBL & Associates Properties, Inc.	265	1,227
Cedar Realty Trust, Inc.	139	552
Chatham Lodging Trust	70	1,273
Chesapeake Lodging Trust	93	2,405
City Office REIT, Inc.	46	462
Clipper Realty, Inc.	25	222
Community Healthcare Trust, Inc.	27	636
CorEnergy Infrastructure Trust, Inc.	19	682
Cousins Properties, Inc.	657	5,479
DiamondRock Hospitality Co.	314	3,228
Easterly Government Properties, Inc.	66	1,257
EastGroup Properties, Inc.	53	4,295
Education Realty Trust, Inc.	120	3,737
Farmland Partners, Inc.	50	376
First Industrial Realty Trust, Inc.	187	5,242
Four Corners Property Trust, Inc.	97	2,130
Franklin Street Properties Corp.	164	1,327
Front Yard Residential Corp.	78	818
GEO Group, Inc. (The)	192	4,090
Getty Realty Corp.	49	1,156
Gladstone Commercial Corp.	43	727
Global Medical REIT, Inc.	29	188
Global Net Lease, Inc.	107	1,673
Government Properties Income Trust	149	2,044
Gramercy Property Trust	252	5,456
Healthcare Realty Trust, Inc.	193	5,124
Hersha Hospitality Trust	61	1,025
Independence Realty Trust, Inc.	132	1,125
InfraREIT, Inc.	67	1,249
Investors Real Estate Trust	189	879
iStar, Inc.*	103	1,040
Jernigan Capital, Inc.	21	355
Kite Realty Group Trust	130	1,968
LaSalle Hotel Properties	179	4,391
Lexington Realty Trust	340	2,706
LTC Properties, Inc.	62	2,291
Mack-Cali Realty Corp.	142	2,398
MedEquities Realty Trust, Inc.	45	435
Monmouth Real Estate Investment Corp.	112	1,581
National Health Investors, Inc.	63	4,087
National Storage Affiliates Trust	70	1,717
New Senior Investment Group, Inc.	129	1,042
NexPoint Residential Trust, Inc.	27	651
NorthStar Realty Europe Corp.	86	884
One Liberty Properties, Inc.	23	500
Pebblebrook Hotel Trust	108	3,673
Pennsylvania REIT	108	1,128
Physicians Realty Trust	283	4,067
PotlatchDeltic Corp.	95	4,859
Preferred Apartment Communities, Inc., Class A	57	794
PS Business Parks, Inc.	31	3,437
QTS Realty Trust, Inc., Class A	77	2,485
Quality Care Properties, Inc.*	149	1,846
RAIT Financial Trust	144	26
Ramco-Gershenson Properties Trust	124	1,461
Retail Opportunity Investments Corp.	170	2,917
Rexford Industrial Realty, Inc.	121	3,267
RLJ Lodging Trust	267	5,289
Ryman Hospitality Properties, Inc.	69	4,758
Sabra Health Care REIT, Inc.	279	4,710
Safety Income & Growth, Inc.	16	279
Saul Centers, Inc.	18	881
Select Income REIT	100	1,817
Seritage Growth Properties, Class A	40	1,512
STAG Industrial, Inc.	149	3,393
Summit Hotel Properties, Inc.	163	2,147
Sunstone Hotel Investors, Inc.	355	5,123
Terreno Realty Corp.	84	2,798
Tier REIT, Inc.	75	1,394
UMH Properties, Inc.	49	572
Universal Health Realty Income Trust	20	1,107
Urban Edge Properties	162	3,496
Urstadt Biddle Properties, Inc., Class A	46	806
Washington Prime Group, Inc.	293	1,919
Washington REIT	124	3,135
Whitestone REIT	59	728
Xenia Hotels & Resorts, Inc.	169	3,324
		180,594
Food & Staples Retailing - 0.0%(b)
Andersons, Inc. (The)	42	1,472
Chefs’ Warehouse, Inc. (The)*	31	699
Ingles Markets, Inc., Class A	22	709
Natural Grocers by Vitamin Cottage, Inc.*	14	97
Performance Food Group Co.*	142	4,352
PriceSmart, Inc.	35	2,756
Smart & Final Stores, Inc.*	36	259
SpartanNash Co.	58	973
SUPERVALU, Inc.*	60	854
United Natural Foods, Inc.*	80	3,414
Village Super Market, Inc., Class A	13	308
Weis Markets, Inc.	15	559
		16,452
Food Products - 0.1%
Alico, Inc.	5	133
B&G Foods, Inc.	103	2,853
Calavo Growers, Inc.	25	2,134
Cal-Maine Foods, Inc.*	45	1,917
Darling Ingredients, Inc.*	258	4,693
Dean Foods Co.	143	1,240
Farmer Brothers Co.*	14	437
Fresh Del Monte Produce, Inc.	51	2,381
Freshpet, Inc.*	39	780
Hostess Brands, Inc.*	126	1,542
J&J Snack Foods Corp.	24	3,224
John B Sanfilippo & Son, Inc.	13	750
Lancaster Colony Corp.	30	3,550
Landec Corp.*	42	546
Lifeway Foods, Inc.*	7	47
Limoneira Co.	19	407
Sanderson Farms, Inc.	32	3,941
Seneca Foods Corp., Class A*	11	320
Snyder’s-Lance, Inc.	135	6,734

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Tootsie Roll Industries, Inc.	27	902
		38,531
Gas Utilities - 0.1%
Chesapeake Utilities Corp.	25	1,666
New Jersey Resources Corp.	135	5,144
Northwest Natural Gas Co.	45	2,347
ONE Gas, Inc.	82	5,214
RGC Resources, Inc.	11	275
South Jersey Industries, Inc.	125	3,276
Southwest Gas Holdings, Inc.*	75	4,941
Spire, Inc.	74	5,017
WGL Holdings, Inc.	81	6,744
		34,624
Health Care Equipment & Supplies - 0.3%
Abaxis, Inc.	34	2,267
Accuray, Inc.*	128	710
Analogic Corp.	20	1,670
AngioDynamics, Inc.*	57	929
Anika Therapeutics, Inc.*	23	1,197
Antares Pharma, Inc.*	226	497
AtriCure, Inc.*	50	884
Atrion Corp.	2	1,178
AxoGen, Inc.*	43	1,256
Cantel Medical Corp.	57	6,630
Cardiovascular Systems, Inc.*	53	1,260
Cerus Corp.*	178	762
ConforMIS, Inc.*	65	88
CONMED Corp.	43	2,603
Corindus Vascular Robotics, Inc.*	160	160
CryoLife, Inc.*	50	947
Cutera, Inc.*	21	946
Endologix, Inc.*	129	519
FONAR Corp.*	10	247
GenMark Diagnostics, Inc.*	80	330
Glaukos Corp.*	45	1,408
Globus Medical, Inc., Class A*	111	5,288
Haemonetics Corp.*	84	5,956
Halyard Health, Inc.*	73	3,605
Heska Corp.*	10	680
ICU Medical, Inc.*	24	5,550
Inogen, Inc.*	27	3,262
Insulet Corp.*	91	6,833
Integer Holdings Corp.*	49	2,501
Integra LifeSciences Holdings Corp.*	100	5,273
Invacare Corp.	51	877
iRhythm Technologies, Inc.*	22	1,367
K2M Group Holdings, Inc.*	65	1,346
Lantheus Holdings, Inc.*	48	734
LeMaitre Vascular, Inc.	24	834
LivaNova plc*	76	6,820
Masimo Corp.*	70	6,127
Meridian Bioscience, Inc.	65	907
Merit Medical Systems, Inc.*	76	3,458
Natus Medical, Inc.*	48	1,495
Neogen Corp.*	78	4,545
Nevro Corp.*	44	3,569
Novocure Ltd.*	91	1,870
NuVasive, Inc.*	80	3,869
NxStage Medical, Inc.*	102	2,375
Obalon Therapeutics, Inc.*	14	56
OraSure Technologies, Inc.*	89	1,536
Orthofix International NV*	27	1,512
OrthoPediatrics Corp.*	7	124
Oxford Immunotec Global plc*	40	436
Penumbra, Inc.*	46	4,977
Pulse Biosciences, Inc.*	14	259
Quidel Corp.*	45	1,963
Quotient Ltd.*	42	193
Restoration Robotics, Inc.*	6	34
Rockwell Medical, Inc.*	75	437
RTI Surgical, Inc.*	86	365
Sientra, Inc.*	23	220
STAAR Surgical Co.*	64	1,005
Surmodics, Inc.*	20	602
Tactile Systems Technology, Inc.*	20	647
Utah Medical Products, Inc.	5	444
Varex Imaging Corp.*	59	2,059
ViewRay, Inc.*	48	399
Viveve Medical, Inc.*	24	104
Wright Medical Group NV*	164	3,337
		126,338
Health Care Providers & Services - 0.2%
AAC Holdings, Inc.*	18	170
Aceto Corp.	47	337
Addus HomeCare Corp.*	12	412
Almost Family, Inc.*	20	1,179
Amedisys, Inc.*	45	2,664
American Renal Associates Holdings, Inc.*	15	297
AMN Healthcare Services, Inc.*	74	4,118
BioScrip, Inc.*	182	575
BioTelemetry, Inc.*	50	1,615
Capital Senior Living Corp.*	39	460
Chemed Corp.	25	6,491
Civitas Solutions, Inc.*	25	325
Community Health Systems, Inc.*	149	763
CorVel Corp.*	15	734
Cross Country Healthcare, Inc.*	56	725
Diplomat Pharmacy, Inc.*	76	1,584
Encompass Health Corp.	155	8,255
Ensign Group, Inc. (The)	76	2,029
Genesis Healthcare, Inc.*	71	94
HealthEquity, Inc.*	78	4,491
Kindred Healthcare, Inc.	134	1,233
LHC Group, Inc.*	25	1,610
Magellan Health, Inc.*	38	3,834
Molina Healthcare, Inc.*	69	4,989
National HealthCare Corp.	18	1,056
National Research Corp., Class A	15	425
Owens & Minor, Inc.	96	1,575
PetIQ, Inc.*	11	241
Providence Service Corp. (The)*	18	1,144
R1 RCM, Inc.*	158	1,037
RadNet, Inc.*	58	580
Select Medical Holdings Corp.*	169	3,059
Surgery Partners, Inc.*	30	476
Tenet Healthcare Corp.*	128	2,637
Tivity Health, Inc.*	57	2,197
Triple-S Management Corp., Class B*	36	875
US Physical Therapy, Inc.	19	1,473
		65,759
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	285	3,953
Castlight Health, Inc., Class B*	101	359

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Computer Programs & Systems, Inc.	18	536
Cotiviti Holdings, Inc.*	58	1,944
Evolent Health, Inc., Class A*	94	1,377
HealthStream, Inc.*	41	991
HMS Holdings Corp.*	132	2,117
Inovalon Holdings, Inc., Class A*	101	1,212
Medidata Solutions, Inc.*	89	5,844
NantHealth, Inc.*	25	75
Omnicell, Inc.*	59	2,575
Quality Systems, Inc.*	83	1,042
Simulations Plus, Inc.	17	264
Tabula Rasa HealthCare, Inc.*	15	485
Teladoc, Inc.*	85	3,408
Vocera Communications, Inc.*	45	1,238
		27,420
Hotels, Restaurants & Leisure - 0.2%
Belmond Ltd., Class A*	141	1,629
Biglari Holdings, Inc.*	2	838
BJ’s Restaurants, Inc.	32	1,392
Bloomin’ Brands, Inc.	146	3,371
Bojangles’, Inc.*	28	367
Boyd Gaming Corp.	131	4,635
Brinker International, Inc.	73	2,513
Caesars Entertainment Corp.*	215	2,731
Carrols Restaurant Group, Inc.*	54	694
Century Casinos, Inc.*	33	263
Cheesecake Factory, Inc. (The)	67	3,115
Churchill Downs, Inc.	21	5,422
Chuy’s Holdings, Inc.*	26	702
Cracker Barrel Old Country Store, Inc.	30	4,683
Dave & Buster’s Entertainment, Inc.*	65	2,910
Del Frisco’s Restaurant Group, Inc.*	33	550
Del Taco Restaurants, Inc.*	52	655
Denny’s Corp.*	101	1,519
Dine Brands Global, Inc.	27	2,052
Drive Shack, Inc.*	98	495
El Pollo Loco Holdings, Inc.*	32	312
Eldorado Resorts, Inc.*	74	2,523
Empire Resorts, Inc.*	5	116
Fiesta Restaurant Group, Inc.*	41	697
Fogo De Chao, Inc.*	15	234
Golden Entertainment, Inc.*	17	474
Habit Restaurants, Inc. (The), Class A*	32	277
ILG, Inc.	167	5,070
Inspired Entertainment, Inc.*	6	32
International Speedway Corp., Class A	38	1,710
J Alexander’s Holdings, Inc.*	20	198
Jack in the Box, Inc.	46	4,144
La Quinta Holdings, Inc.*	128	2,417
Lindblad Expeditions Holdings, Inc.*	32	295
Marcus Corp. (The)	29	783
Marriott Vacations Worldwide Corp.	34	4,777
Monarch Casino & Resort, Inc.*	17	718
Nathan’s Famous, Inc.	4	260
Noodles & Co.*	18	112
Papa John’s International, Inc.	41	2,367
Penn National Gaming, Inc.*	133	3,539
Pinnacle Entertainment, Inc.*	83	2,504
Planet Fitness, Inc., Class A*	136	5,029
Potbelly Corp.*	36	463
RCI Hospitality Holdings, Inc.	14	378
Red Lion Hotels Corp.*	26	252
Red Robin Gourmet Burgers, Inc.*	20	1,073
Red Rock Resorts, Inc., Class A	108	3,618
Ruth’s Hospitality Group, Inc.	46	1,129
Scientific Games Corp., Class A*	84	3,734
SeaWorld Entertainment, Inc.*	108	1,580
Shake Shack, Inc., Class A*	35	1,365
Sonic Corp.	61	1,532
Speedway Motorsports, Inc.	18	353
Texas Roadhouse, Inc.	105	5,802
Wingstop, Inc.	46	2,084
Zoe’s Kitchen, Inc.*	30	446
		102,933
Household Durables - 0.1%
AV Homes, Inc.*	19	319
Bassett Furniture Industries, Inc.	16	515
Beazer Homes USA, Inc.*	49	770
Cavco Industries, Inc.*	13	2,068
Century Communities, Inc.*	30	893
CSS Industries, Inc.	14	258
Ethan Allen Interiors, Inc.	39	926
Flexsteel Industries, Inc.	12	466
GoPro, Inc., Class A*	171	920
Green Brick Partners, Inc.*	37	374
Hamilton Beach Brands Holding Co., Class A	4	99
Helen of Troy Ltd.*	43	3,872
Hooker Furniture Corp.	18	672
Hovnanian Enterprises, Inc., Class A*	194	423
Installed Building Products, Inc.*	34	2,032
iRobot Corp.*	42	2,854
KB Home	134	3,719
La-Z-Boy, Inc.	76	2,333
LGI Homes, Inc.*	27	1,528
Libbey, Inc.	34	213
Lifetime Brands, Inc.	16	223
M/I Homes, Inc.*	42	1,220
MDC Holdings, Inc.	71	1,965
Meritage Homes Corp.*	60	2,544
New Home Co., Inc. (The)*	19	214
PICO Holdings, Inc.	35	429
Taylor Morrison Home Corp., Class A*	175	3,927
TopBuild Corp.*	56	3,900
TRI Pointe Group, Inc.*	236	3,618
Universal Electronics, Inc.*	22	1,089
William Lyon Homes, Class A*	43	1,087
ZAGG, Inc.*	43	647
		46,117
Household Products - 0.0%(b)
Central Garden & Pet Co.*	17	657
Central Garden & Pet Co., Class A*	55	1,993
HRG Group, Inc.*	187	2,953
Oil-Dri Corp. of America	8	288
Orchids Paper Products Co.	14	150
WD-40 Co.	22	2,743
		8,784
Independent Power and Renewable Electricity Producers - 0.0%(b)
Atlantic Power Corp.*	180	378

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Dynegy, Inc.*	174	2,128
NRG Yield, Inc., Class A	55	846
NRG Yield, Inc., Class C	103	1,612
Ormat Technologies, Inc.	63	3,942
Pattern Energy Group, Inc., Class A	124	2,303
TerraForm Power, Inc., Class A	71	817
		12,026
Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	57	1,935

Insurance - 0.2%
Ambac Financial Group, Inc.*	71	1,076
American Equity Investment Life Holding Co.	136	4,163
AMERISAFE, Inc.	30	1,680
AmTrust Financial Services, Inc.	134	1,604
Argo Group International Holdings Ltd.	46	2,680
Atlas Financial Holdings, Inc.*	17	298
Baldwin & Lyons, Inc., Class B	15	340
Blue Capital Reinsurance Holdings Ltd.	9	100
Citizens, Inc.*	73	500
CNO Financial Group, Inc.	265	5,973
Crawford & Co., Class B	19	170
Donegal Group, Inc., Class A	14	221
eHealth, Inc.*	24	391
EMC Insurance Group, Inc.	14	365
Employers Holdings, Inc.	50	1,957
Enstar Group Ltd.*	18	3,564
FBL Financial Group, Inc., Class A	16	1,038
Federated National Holding Co.	19	294
Genworth Financial, Inc., Class A*	790	2,149
Global Indemnity Ltd.*	13	481
Greenlight Capital Re Ltd., Class A*	47	771
Hallmark Financial Services, Inc.*	21	206
HCI Group, Inc.	12	416
Health Insurance Innovations, Inc., Class A*	19	593
Heritage Insurance Holdings, Inc.	34	567
Horace Mann Educators Corp.	64	2,634
Independence Holding Co.	9	256
Infinity Property & Casualty Corp.	17	2,005
Investors Title Co.	2	385
James River Group Holdings Ltd.	40	1,308
Kemper Corp.	62	3,497
Kingstone Cos., Inc.	14	267
Kinsale Capital Group, Inc.	23	1,127
Maiden Holdings Ltd.	110	660
MBIA, Inc.*	140	1,119
National General Holdings Corp.	77	1,769
National Western Life Group, Inc., Class A	4	1,220
Navigators Group, Inc. (The)	32	1,725
NI Holdings, Inc.*	16	258
Primerica, Inc.	70	6,825
RLI Corp.	61	3,709
Safety Insurance Group, Inc.	23	1,641
Selective Insurance Group, Inc.	90	5,117
State Auto Financial Corp.	25	689
Stewart Information Services Corp.	33	1,324
Third Point Reinsurance Ltd.*	144	2,002
Trupanion, Inc.*	35	1,037
United Fire Group, Inc.	34	1,512
United Insurance Holdings Corp.	32	626
Universal Insurance Holdings, Inc.	49	1,436
WMIH Corp.*	304	392
		76,137
Internet & Direct Marketing Retail - 0.0%(b)
1-800-Flowers.com, Inc., Class A*	42	489
Duluth Holdings, Inc., Class B*	15	252
FTD Cos., Inc.*	27	163
Gaia, Inc.*	14	180
Groupon, Inc.*	534	2,286
Lands’ End, Inc.*	21	378
Liberty TripAdvisor Holdings, Inc., Class A*	114	1,186
Nutrisystem, Inc.	47	1,445
Overstock.com, Inc.*	26	1,570
PetMed Express, Inc.	31	1,401
Shutterfly, Inc.*	52	3,990
		13,340
Internet Software & Services - 0.3%
2U, Inc.*	76	6,291
Alarm.com Holdings, Inc.*	32	1,156
Alteryx, Inc., Class A*	37	1,265
Amber Road, Inc.*	32	291
Appfolio, Inc., Class A*	15	602
Apptio, Inc., Class A*	37	1,069
Benefitfocus, Inc.*	25	605
Blucora, Inc.*	70	1,631
Box, Inc., Class A*	127	3,056
Brightcove, Inc.*	53	363
Carbonite, Inc.*	39	1,098
Care.com, Inc.*	22	393
Cars.com, Inc.*	113	3,095
ChannelAdvisor Corp.*	40	354
Cimpress NV*	39	6,347
Cloudera, Inc.*	153	2,915
CommerceHub, Inc., Series A*	22	436
CommerceHub, Inc., Series C*	46	876
Cornerstone OnDemand, Inc.*	83	3,403
Coupa Software, Inc.*	49	2,185
DHI Group, Inc.*	76	125
Endurance International Group Holdings, Inc.*	91	664
Envestnet, Inc.*	68	3,747
Etsy, Inc.*	190	4,809
Five9, Inc.*	84	2,550
Gogo, Inc.*	90	817
GrubHub, Inc.*	135	13,420
GTT Communications, Inc.*	49	2,528
Hortonworks, Inc.*	79	1,420
Instructure, Inc.*	34	1,476
Internap Corp.*	32	417
j2 Global, Inc.	73	5,404
Leaf Group Ltd.*	19	146
Limelight Networks, Inc.*	118	477
Liquidity Services, Inc.*	40	274
LivePerson, Inc.*	87	1,257
Meet Group, Inc. (The)*	105	275
MINDBODY, Inc., Class A*	67	2,389
MuleSoft, Inc., Class A*	38	1,173
New Relic, Inc.*	48	3,445
NIC, Inc.	101	1,364
Nutanix, Inc., Class A*	168	6,124
Okta, Inc.*	31	1,196
Ominto, Inc.*	22	74

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Q2 Holdings, Inc.*	49	2,232
QuinStreet, Inc.*	57	748
Quotient Technology, Inc.*	119	1,565
Reis, Inc.	14	270
SendGrid, Inc.*	13	340
Shutterstock, Inc.*	29	1,457
SPS Commerce, Inc.*	27	1,621
Stamps.com, Inc.*	26	4,967
TechTarget, Inc.*	31	536
Tintri, Inc.*	15	73
Trade Desk, Inc. (The), Class A*	37	2,082
TrueCar, Inc.*	111	1,231
Tucows, Inc., Class A*	14	809
Twilio, Inc., Class A*	98	3,348
Veritone, Inc.*	4	56
Web.com Group, Inc.*	60	1,080
XO Group, Inc.*	39	752
Yelp, Inc.*	126	5,489
Yext, Inc.*	37	470
		122,128
IT Services - 0.1%
Acxiom Corp.*	125	3,421
Blackhawk Network Holdings, Inc.*	86	3,849
CACI International, Inc., Class A*	38	5,664
Cardtronics plc, Class A*	72	1,611
Cass Information Systems, Inc.	19	1,113
Convergys Corp.	148	3,435
CSG Systems International, Inc.	52	2,427
EPAM Systems, Inc.*	78	8,823
Everi Holdings, Inc.*	102	760
EVERTEC, Inc.	95	1,539
ExlService Holdings, Inc.*	51	2,908
Hackett Group, Inc. (The)	37	667
Information Services Group, Inc.*	51	215
ManTech International Corp., Class A	40	2,255
MAXIMUS, Inc.	101	6,765
MoneyGram International, Inc.*	46	494
Perficient, Inc.*	54	1,051
Presidio, Inc.*	34	497
Science Applications International Corp.	68	4,923
ServiceSource International, Inc.*	121	443
StarTek, Inc.*	16	173
Sykes Enterprises, Inc.*	62	1,802
Syntel, Inc.*	52	1,396
Travelport Worldwide Ltd.	195	2,779
TTEC Holdings, Inc.	22	784
Unisys Corp.*	79	885
Virtusa Corp.*	42	2,004
		62,683
Leisure Products - 0.0%(b)
Acushnet Holdings Corp.	50	1,059
American Outdoor Brands Corp.*	84	756
Callaway Golf Co.	147	2,276
Clarus Corp.*	32	214
Escalade, Inc.	17	207
Johnson Outdoors, Inc., Class A	8	493
Malibu Boats, Inc., Class A*	32	1,026
Marine Products Corp.	12	171
MCBC Holdings, Inc.*	29	711
Nautilus, Inc.*	47	557
Sturm Ruger & Co., Inc.	27	1,162
Vista Outdoor, Inc.*	90	1,551
		10,183
Life Sciences Tools & Services - 0.0%(b)
Accelerate Diagnostics, Inc.*	41	1,078
Cambrex Corp.*	51	2,649
Enzo Biochem, Inc.*	65	412
Fluidigm Corp.*	61	413
Luminex Corp.	64	1,255
Medpace Holdings, Inc.*	11	353
NanoString Technologies, Inc.*	32	205
NeoGenomics, Inc.*	89	748
Pacific Biosciences of California, Inc.*	163	388
PRA Health Sciences, Inc.*	78	6,552
Syneos Health, Inc.*	86	3,603
		17,656
Machinery - 0.3%
Actuant Corp., Class A	94	2,134
Alamo Group, Inc.	15	1,667
Albany International Corp., Class A	45	2,864
Altra Industrial Motion Corp.	45	1,953
American Railcar Industries, Inc.	11	410
Astec Industries, Inc.	33	1,944
Barnes Group, Inc.	79	4,764
Blue Bird Corp.*	12	278
Briggs & Stratton Corp.	66	1,484
Chart Industries, Inc.*	48	2,645
CIRCOR International, Inc.	26	1,222
Columbus McKinnon Corp.	35	1,243
Commercial Vehicle Group, Inc.*	40	404
DMC Global, Inc.	22	466
Douglas Dynamics, Inc.	35	1,558
Eastern Co. (The)	9	230
Energy Recovery, Inc.*	57	391
EnPro Industries, Inc.	33	2,391
ESCO Technologies, Inc.	40	2,356
ExOne Co. (The)*	17	142
Federal Signal Corp.	93	1,989
Franklin Electric Co., Inc.	73	2,858
FreightCar America, Inc.	19	281
Gencor Industries, Inc.*	13	210
Global Brass & Copper Holdings, Inc.	34	962
Gorman-Rupp Co. (The)	28	747
Graham Corp.	15	303
Greenbrier Cos., Inc. (The)	43	2,227
Hardinge, Inc.	18	330
Harsco Corp.*	126	2,552
Hillenbrand, Inc.	100	4,390
Hurco Cos., Inc.	10	419
Hyster-Yale Materials Handling, Inc.	16	1,139
John Bean Technologies Corp.	49	5,427
Kadant, Inc.	17	1,622
Kennametal, Inc.	126	5,191
LB Foster Co., Class A*	13	340
Lindsay Corp.	16	1,415
Lydall, Inc.*	26	1,252
Manitowoc Co., Inc. (The)*	50	1,486
Meritor, Inc.*	132	3,234
Milacron Holdings Corp.*	85	1,822
Miller Industries, Inc.	17	414
Mueller Industries, Inc.	90	2,384

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Mueller Water Products, Inc., Class A	242	2,662
Navistar International Corp.*	78	2,911
NN, Inc.	43	1,028
Omega Flex, Inc.	5	279
Proto Labs, Inc.*	39	4,249
RBC Bearings, Inc.*	37	4,459
REV Group, Inc.	36	972
Rexnord Corp.*	164	4,753
Spartan Motors, Inc.	54	796
SPX Corp.*	67	2,092
SPX FLOW, Inc.*	65	3,169
Standex International Corp.	20	1,922
Sun Hydraulics Corp.	37	1,921
Tennant Co.	28	1,803
Titan International, Inc.	78	1,003
TriMas Corp.*	72	1,865
Twin Disc, Inc.*	13	311
Wabash National Corp.	92	2,010
Watts Water Technologies, Inc., Class A	44	3,322
Woodward, Inc.	84	5,950
		121,017
Marine - 0.0%(b)
Costamare, Inc.	79	457
Eagle Bulk Shipping, Inc.*	60	292
Genco Shipping & Trading Ltd.*	12	165
Matson, Inc.	66	1,881
Navios Maritime Holdings, Inc.*	144	180
Safe Bulkers, Inc.*	77	282
Scorpio Bulkers, Inc.	92	713
		3,970
Media - 0.1%
AMC Entertainment Holdings, Inc., Class A	84	1,260
Beasley Broadcast Group, Inc., Class A	8	84
Central European Media Enterprises Ltd., Class A*	130	578
Clear Channel Outdoor Holdings, Inc., Class A	58	278
Daily Journal Corp.*	2	454
Emerald Expositions Events, Inc.	28	597
Entercom Communications Corp., Class A	199	1,970
Entravision Communications Corp., Class A	104	671
Eros International plc*	39	515
EW Scripps Co. (The), Class A	91	1,253
Gannett Co., Inc.	177	1,777
Global Eagle Entertainment, Inc.*	80	108
Gray Television, Inc.*	101	1,394
Hemisphere Media Group, Inc.*	23	258
IMAX Corp.*	88	1,857
Liberty Media Corp.-Liberty Braves, Class C*	54	1,240
Liberty Media Corp-Liberty Braves, Class A*	16	367
Loral Space & Communications, Inc.*	20	886
MDC Partners, Inc., Class A*	89	699
Meredith Corp.	62	3,552
MSG Networks, Inc., Class A*	94	2,294
National CineMedia, Inc.	97	730
New Media Investment Group, Inc.	80	1,380
New York Times Co. (The), Class A	197	4,748
Nexstar Media Group, Inc., Class A	69	4,930
Reading International, Inc., Class A*	26	426
Saga Communications, Inc., Class A	6	234
Salem Media Group, Inc.	18	75
Scholastic Corp.	44	1,602
Sinclair Broadcast Group, Inc., Class A	112	3,786
Townsquare Media, Inc., Class A*	14	97
tronc, Inc.*	31	593
WideOpenWest, Inc.*	33	319
World Wrestling Entertainment, Inc., Class A	61	2,327
		43,339
Metals & Mining - 0.1%
AK Steel Holding Corp.*	496	2,559
Allegheny Technologies, Inc.*	197	5,104
Ampco-Pittsburgh Corp.	14	143
Carpenter Technology Corp.	73	3,719
Century Aluminum Co.*	78	1,486
Cleveland-Cliffs, Inc.*	468	3,290
Coeur Mining, Inc.*	291	2,226
Commercial Metals Co.	182	4,423
Compass Minerals International, Inc.	53	3,196
Gold Resource Corp.	82	334
Haynes International, Inc.	19	790
Hecla Mining Co.	619	2,266
Kaiser Aluminum Corp.	26	2,610
Klondex Mines Ltd.*	280	370
Materion Corp.	31	1,562
Olympic Steel, Inc.	14	315
Ramaco Resources, Inc.*	10	68
Ryerson Holding Corp.*	25	252
Schnitzer Steel Industries, Inc., Class A	42	1,428
SunCoke Energy, Inc.*	101	1,079
TimkenSteel Corp.*	62	1,014
Warrior Met Coal, Inc.	52	1,623
Worthington Industries, Inc.	70	3,097
		42,954
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AG Mortgage Investment Trust, Inc.	44	720
Anworth Mortgage Asset Corp.	153	698
Apollo Commercial Real Estate Finance, Inc.	169	3,086
Ares Commercial Real Estate Corp.	42	517
ARMOUR Residential REIT, Inc.	65	1,392
Capstead Mortgage Corp.	150	1,253
Cherry Hill Mortgage Investment Corp.	18	290
CYS Investments, Inc.	243	1,536
Dynex Capital, Inc.	78	470
Ellington Residential Mortgage REIT	14	148
Granite Point Mortgage Trust, Inc.	68	1,146
Great Ajax Corp.	25	325
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	80	1,408

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Invesco Mortgage Capital, Inc.	177	2,721
KKR Real Estate Finance Trust, Inc.	17	333
Ladder Capital Corp.	124	1,831
MTGE Investment Corp.	72	1,224
New York Mortgage Trust, Inc.	175	964
Orchid Island Capital, Inc.	69	496
Owens Realty Mortgage, Inc.	15	212
PennyMac Mortgage Investment Trust	102	1,700
Redwood Trust, Inc.	120	1,758
Resource Capital Corp.	47	408
Sutherland Asset Management Corp.	28	386
TPG RE Finance Trust, Inc.	17	315
Western Asset Mortgage Capital Corp.	64	565
		25,902
Multiline Retail - 0.0%(b)
Big Lots, Inc.	67	3,765
Dillard’s, Inc., Class A	22	1,794
Fred’s, Inc., Class A	57	190
JC Penney Co., Inc.*	487	2,109
Ollie’s Bargain Outlet Holdings, Inc.*	75	4,451
Sears Holdings Corp.*	19	46
		12,355
Multi-Utilities - 0.0%(b)
Avista Corp.	101	4,831
Black Hills Corp.	84	4,266
NorthWestern Corp.	77	3,933
Unitil Corp.	22	925
		13,955
Oil, Gas & Consumable Fuels - 0.2%
Abraxas Petroleum Corp.*	241	518
Adams Resources & Energy, Inc.	3	118
Approach Resources, Inc.*	68	198
Arch Coal, Inc., Class A	30	2,871
Ardmore Shipping Corp.	44	332
Bill Barrett Corp.*	119	539
Bonanza Creek Energy, Inc.*	32	897
California Resources Corp.*	67	945
Callon Petroleum Co.*	317	3,351
Carrizo Oil & Gas, Inc.*	122	1,714
Clean Energy Fuels Corp.*	214	297
Cloud Peak Energy, Inc.*	116	382
Contango Oil & Gas Co.*	37	107
CVR Energy, Inc.	25	741
Delek US Energy, Inc.	130	4,436
Denbury Resources, Inc.*	625	1,369
DHT Holdings, Inc.	134	504
Dorian LPG Ltd.*	35	256
Earthstone Energy, Inc., Class A*	37	340
Eclipse Resources Corp.*	137	221
Energy XXI Gulf Coast, Inc.*	46	241
EP Energy Corp., Class A*	60	91
Evolution Petroleum Corp.	40	322
Frontline Ltd.	121	468
GasLog Ltd.	64	1,056
Gastar Exploration, Inc.*	283	191
Gener8 Maritime, Inc.*	74	411
Golar LNG Ltd.	151	4,080
Green Plains, Inc.	62	1,135
Halcon Resources Corp.*	203	1,228
Hallador Energy Co.	25	165
International Seaways, Inc.*	46	748
Isramco, Inc.*	1	105
Jagged Peak Energy, Inc.*	90	1,107
Jones Energy, Inc., Class A*	80	74
Lilis Energy, Inc.*	67	246
Matador Resources Co.*	153	4,416
Midstates Petroleum Co., Inc.*	18	243
NACCO Industries, Inc., Class A	6	247
Navios Maritime Acquisition Corp.	130	98
Nordic American Tankers Ltd.	157	328
Oasis Petroleum, Inc.*	420	3,310
Overseas Shipholding Group, Inc., Class A*	71	126
Pacific Ethanol, Inc.*	68	279
Panhandle Oil and Gas, Inc., Class A	25	446
Par Pacific Holdings, Inc.*	50	851
PDC Energy, Inc.*	104	5,463
Peabody Energy Corp.	105	4,275
Penn Virginia Corp.*	22	821
Renewable Energy Group, Inc.*	60	666
Resolute Energy Corp.*	34	1,105
REX American Resources Corp.*	9	726
Ring Energy, Inc.*	79	1,072
Rosehill Resources, Inc.*	4	25
Sanchez Energy Corp.*	114	334
SandRidge Energy, Inc.*	55	773
Scorpio Tankers, Inc.	376	865
SemGroup Corp., Class A	104	2,309
Ship Finance International Ltd.	94	1,358
SilverBow Resources, Inc.*	11	305
SRC Energy, Inc.*	371	3,291
Stone Energy Corp.*	31	938
Teekay Corp.	85	646
Teekay Tankers Ltd., Class A	320	368
Tellurian, Inc.*	91	794
Ultra Petroleum Corp.*	307	1,133
Uranium Energy Corp.*	214	278
W&T Offshore, Inc.*	147	572
Westmoreland Coal Co.*	29	12
WildHorse Resource Development Corp.*	76	1,290
		71,567
Paper & Forest Products - 0.1%
Boise Cascade Co.	61	2,458
Clearwater Paper Corp.*	25	940
KapStone Paper and Packaging Corp.	137	4,780
Louisiana-Pacific Corp.	229	6,527
Neenah, Inc.	26	1,993
PH Glatfelter Co.	68	1,388
Schweitzer-Mauduit International, Inc.	48	1,882
Verso Corp., Class A*	54	947
		20,915
Personal Products - 0.0%(b)
elf Beauty, Inc.*	33	609
Inter Parfums, Inc.	27	1,145
Medifast, Inc.	17	1,085
Natural Health Trends Corp.	12	209
Nature’s Sunshine Products, Inc.	17	191
Revlon, Inc., Class A*	19	374

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
USANA Health Sciences, Inc.*	18	1,375
		4,988
Pharmaceuticals - 0.2%
Aclaris Therapeutics, Inc.*	37	738
Aerie Pharmaceuticals, Inc.*	52	2,660
Akcea Therapeutics, Inc.*	24	407
Amphastar Pharmaceuticals, Inc.*	57	1,046
ANI Pharmaceuticals, Inc.*	13	833
Aratana Therapeutics, Inc.*	65	242
Assembly Biosciences, Inc.*	25	1,418
Catalent, Inc.*	210	8,767
Clearside Biomedical, Inc.*	32	207
Collegium Pharmaceutical, Inc.*	39	936
Corcept Therapeutics, Inc.*	143	2,172
Corium International, Inc.*	38	494
Depomed, Inc.*	91	625
Dermira, Inc.*	60	1,543
Dova Pharmaceuticals, Inc.*	8	242
Durect Corp.*	225	274
Horizon Pharma plc*	256	3,732
Impax Laboratories, Inc.*	115	2,346
Innoviva, Inc.*	118	1,830
Intersect ENT, Inc.*	42	1,548
Intra-Cellular Therapies, Inc.*	67	1,298
Kala Pharmaceuticals, Inc.*	11	155
Lannett Co., Inc.*	45	720
Medicines Co. (The)*	108	3,307
Melinta Therapeutics, Inc.*	15	187
MyoKardia, Inc.*	31	1,804
Nektar Therapeutics*	233	20,168
Neos Therapeutics, Inc.*	39	324
Ocular Therapeutix, Inc.*	35	183
Omeros Corp.*	71	717
Optinose, Inc.*	9	159
Pacira Pharmaceuticals, Inc.*	62	1,941
Paratek Pharmaceuticals, Inc.*	37	485
Phibro Animal Health Corp., Class A	31	1,192
Prestige Brands Holdings, Inc.*	84	2,839
Reata Pharmaceuticals, Inc., Class A*	18	434
Revance Therapeutics, Inc.*	36	1,114
Sienna Biopharmaceuticals, Inc.*	8	125
Supernus Pharmaceuticals, Inc.*	76	2,956
Teligent, Inc.*	65	182
Tetraphase Pharmaceuticals, Inc.*	80	225
TherapeuticsMD, Inc.*	260	1,300
Theravance Biopharma, Inc.*	66	1,740
WaVe Life Sciences Ltd.*	19	968
Zogenix, Inc.*	54	2,290
Zynerba Pharmaceuticals, Inc.*	18	175
		79,048
Professional Services - 0.1%
Acacia Research Corp.*	78	269
Barrett Business Services, Inc.	11	817
BG Staffing, Inc.	11	181
CBIZ, Inc.*	80	1,444
Cogint, Inc.*	32	83
CRA International, Inc.	12	600
Exponent, Inc.	40	3,110
Forrester Research, Inc.	16	648
Franklin Covey Co.*	15	388
FTI Consulting, Inc.*	59	2,814
GP Strategies Corp.*	20	441
Heidrick & Struggles International, Inc.	29	766
Hill International, Inc.*	54	300
Huron Consulting Group, Inc.*	34	1,190
ICF International, Inc.*	28	1,596
Insperity, Inc.	57	3,722
Kelly Services, Inc., Class A	48	1,416
Kforce, Inc.	37	1,025
Korn/Ferry International	83	3,479
Mistras Group, Inc.*	27	532
Navigant Consulting, Inc.*	72	1,431
On Assignment, Inc.*	79	6,058
Resources Connection, Inc.	46	715
RPX Corp.	72	722
TriNet Group, Inc.*	65	3,066
TrueBlue, Inc.*	64	1,741
WageWorks, Inc.*	62	3,252
Willdan Group, Inc.*	12	252
		42,058
Real Estate Management & Development - 0.0%(b)
Altisource Portfolio Solutions SA*	17	452
Consolidated-Tomoka Land Co.	6	372
Forestar Group, Inc.*	17	420
FRP Holdings, Inc.*	10	523
Griffin Industrial Realty, Inc.	1	36
HFF, Inc., Class A	58	2,648
Kennedy-Wilson Holdings, Inc.	190	3,106
Marcus & Millichap, Inc.*	25	783
Maui Land & Pineapple Co., Inc.*	11	122
RE/MAX Holdings, Inc., Class A	28	1,548
Redfin Corp.*	17	350
RMR Group, Inc. (The), Class A	11	691
St Joe Co. (The)*	70	1,232
Stratus Properties, Inc.	9	267
Tejon Ranch Co.*	29	642
Transcontinental Realty Investors, Inc.*	3	90
Trinity Place Holdings, Inc.*	29	174
		13,456
Road & Rail - 0.1%
ArcBest Corp.	41	1,357
Avis Budget Group, Inc.*	114	5,151
Covenant Transportation Group, Inc., Class A*	19	491
Daseke, Inc.*	38	382
Heartland Express, Inc.	74	1,444
Hertz Global Holdings, Inc.*	86	1,564
Knight-Swift Transportation Holdings, Inc.	197	9,488
Marten Transport Ltd.	61	1,321
Roadrunner Transportation Systems, Inc.*	48	184
Saia, Inc.*	40	2,906
Schneider National, Inc., Class B	66	1,707
Universal Logistics Holdings, Inc.	13	287
Werner Enterprises, Inc.	75	2,794
YRC Worldwide, Inc.*	52	453
		29,529
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Energy Industries, Inc.*	62	4,112
Alpha & Omega Semiconductor Ltd.*	31	476
Ambarella, Inc.*	51	2,452
Amkor Technology, Inc.*	160	1,608

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Aquantia Corp.*	11	152
Axcelis Technologies, Inc.*	47	1,149
AXT, Inc.*	58	434
Brooks Automation, Inc.	108	2,885
Cabot Microelectronics Corp.	39	3,974
CEVA, Inc.*	34	1,249
Cirrus Logic, Inc.*	101	4,475
Cohu, Inc.	43	861
Cree, Inc.*	153	5,788
CyberOptics Corp.*	11	180
Diodes, Inc.*	61	1,836
DSP Group, Inc.*	34	413
Entegris, Inc.	223	7,404
FormFactor, Inc.*	113	1,480
GSI Technology, Inc.*	23	174
Ichor Holdings Ltd.*	29	749
Impinj, Inc.*	29	369
Inphi Corp.*	66	1,832
Integrated Device Technology, Inc.*	211	6,402
Kopin Corp.*	97	297
Lattice Semiconductor Corp.*	193	1,160
MACOM Technology Solutions Holdings, Inc.*	64	1,366
MaxLinear, Inc.*	97	2,205
MKS Instruments, Inc.	85	9,465
Monolithic Power Systems, Inc.	63	7,375
Nanometrics, Inc.*	38	1,003
NeoPhotonics Corp.*	52	316
NVE Corp.	7	487
PDF Solutions, Inc.*	44	490
Photronics, Inc.*	105	819
Pixelworks, Inc.*	45	198
Power Integrations, Inc.	45	3,024
Rambus, Inc.*	170	2,161
Rudolph Technologies, Inc.*	49	1,301
Semtech Corp.*	102	3,432
Sigma Designs, Inc.*	59	354
Silicon Laboratories, Inc.*	66	6,171
SMART Global Holdings, Inc.*	10	347
SunPower Corp.*	94	666
Synaptics, Inc.*	54	2,509
Ultra Clean Holdings, Inc.*	52	1,002
Veeco Instruments, Inc.*	74	1,343
Xcerra Corp.*	84	840
Xperi Corp.	77	1,698
		100,483
Software - 0.3%
8x8, Inc.*	139	2,537
A10 Networks, Inc.*	79	496
ACI Worldwide, Inc.*	183	4,328
Agilysys, Inc.*	24	268
American Software, Inc., Class A	42	522
Aspen Technology, Inc.*	115	8,887
Blackbaud, Inc.	75	7,689
Blackline, Inc.*	25	1,100
Bottomline Technologies de, Inc.*	63	2,393
Callidus Software, Inc.*	106	3,805
CommVault Systems, Inc.*	63	3,279
Digimarc Corp.*	16	414
Ebix, Inc.	38	3,190
Ellie Mae, Inc.*	53	4,700
Everbridge, Inc.*	27	862
Fair Isaac Corp.	47	7,987
ForeScout Technologies, Inc.*	8	238
Glu Mobile, Inc.*	166	616
HubSpot, Inc.*	54	5,997
Imperva, Inc.*	53	2,472
Majesco*	9	49
MicroStrategy, Inc., Class A*	15	1,920
Mitek Systems, Inc.*	48	367
MobileIron, Inc.*	90	432
Model N, Inc.*	37	633
Monotype Imaging Holdings, Inc.	65	1,567
Park City Group, Inc.*	21	217
Paycom Software, Inc.*	77	7,617
Paylocity Holding Corp.*	42	1,964
Pegasystems, Inc.	58	3,364
Progress Software Corp.	75	3,515
Proofpoint, Inc.*	69	7,395
PROS Holdings, Inc.*	42	1,317
QAD, Inc., Class A	16	720
Qualys, Inc.*	51	3,777
Rapid7, Inc.*	34	898
RealNetworks, Inc.*	38	106
RealPage, Inc.*	92	4,807
RingCentral, Inc., Class A*	102	6,390
Rosetta Stone, Inc.*	27	370
Rubicon Project, Inc. (The)*	70	113
SecureWorks Corp., Class A*	13	128
Synchronoss Technologies, Inc.*	69	644
Telenav, Inc.*	45	245
TiVo Corp.	188	2,820
Upland Software, Inc.*	13	310
Varonis Systems, Inc.*	31	1,741
VASCO Data Security International, Inc.*	48	578
Verint Systems, Inc.*	100	3,890
VirnetX Holding Corp.*	80	308
Workiva, Inc.*	40	910
Zendesk, Inc.*	157	6,779
Zix Corp.*	84	340
		128,011
Specialty Retail - 0.2%
Aaron’s, Inc.	100	4,621
Abercrombie & Fitch Co., Class A	107	2,207
American Eagle Outfitters, Inc.	255	4,914
America’s Car-Mart, Inc.*	11	536
Asbury Automotive Group, Inc.*	29	1,910
Ascena Retail Group, Inc.*	271	615
At Home Group, Inc.*	8	237
Barnes & Noble Education, Inc.*	60	438
Barnes & Noble, Inc.	93	419
Big 5 Sporting Goods Corp.	32	197
Boot Barn Holdings, Inc.*	19	335
Buckle, Inc. (The)	45	947
Build-A-Bear Workshop, Inc.*	21	191
Caleres, Inc.	66	1,849
Camping World Holdings, Inc., Class A	50	2,090
Carvana Co.*	22	441
Cato Corp. (The), Class A	36	409
Chico’s FAS, Inc.	202	2,028
Children’s Place, Inc. (The)	27	3,842
Citi Trends, Inc.	21	465
Conn’s, Inc.*	29	948
Container Store Group, Inc. (The)*	25	126
DSW, Inc., Class A	103	2,020
Express, Inc.*	121	874
Finish Line, Inc. (The), Class A	62	658

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Five Below, Inc.*	85	5,682
Francesca’s Holdings Corp.*	58	302
Genesco, Inc.*	31	1,218
GNC Holdings, Inc., Class A*	107	456
Group 1 Automotive, Inc.	31	2,134
Guess?, Inc.	94	1,484
Haverty Furniture Cos., Inc.	30	611
Hibbett Sports, Inc.*	32	824
J. Jill, Inc.*	19	164
Kirkland’s, Inc.*	24	210
Lithia Motors, Inc., Class A	37	3,844
Lumber Liquidators Holdings, Inc.*	44	1,019
MarineMax, Inc.*	36	752
Monro, Inc.	50	2,545
National Vision Holdings, Inc.*	29	1,002
Office Depot, Inc.	805	2,117
Party City Holdco, Inc.*	43	621
Pier 1 Imports, Inc.	126	391
Rent-A-Center, Inc.	67	504
Restoration Hardware Holdings, Inc.*	32	2,716
Shoe Carnival, Inc.	18	421
Sleep Number Corp.*	62	2,135
Sonic Automotive, Inc., Class A	40	784
Sportsman’s Warehouse Holdings, Inc.*	57	276
Tailored Brands, Inc.	77	1,803
Tile Shop Holdings, Inc.	63	340
Tilly’s, Inc., Class A	21	274
Vitamin Shoppe, Inc.*	34	128
Winmark Corp.	3	380
Zumiez, Inc.*	29	571
		69,025
Technology Hardware, Storage & Peripherals - 0.0%(b)
3D Systems Corp.*	172	1,634
Avid Technology, Inc.*	53	254
CPI Card Group, Inc.	6	15
Cray, Inc.*	63	1,373
Diebold Nixdorf, Inc.	119	1,868
Eastman Kodak Co.*	26	137
Electronics For Imaging, Inc.*	73	1,999
Immersion Corp.*	46	533
Intevac, Inc.*	31	188
Pure Storage, Inc., Class A*	152	3,294
Quantum Corp.*	45	165
Stratasys Ltd.*	79	1,440
Super Micro Computer, Inc.*	61	1,104
USA Technologies, Inc.*	76	619
		14,623
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	46	3,477
Crocs, Inc.*	109	1,334
Culp, Inc.	17	473
Deckers Outdoor Corp.*	50	4,729
Delta Apparel, Inc.*	11	198
Fossil Group, Inc.*	70	937
G-III Apparel Group Ltd.*	68	2,510
Iconix Brand Group, Inc.*	79	110
Movado Group, Inc.	24	744
Oxford Industries, Inc.	26	2,078
Perry Ellis International, Inc.*	20	533
Sequential Brands Group, Inc.*	62	123
Steven Madden Ltd.*	93	4,083
Superior Uniform Group, Inc.	13	326
Unifi, Inc.*	24	840
Vera Bradley, Inc.*	32	322
Wolverine World Wide, Inc.	148	4,333
		27,150
Thrifts & Mortgage Finance - 0.2%
BankFinancial Corp.	22	353
Bear State Financial, Inc.	33	339
Beneficial Bancorp, Inc.	109	1,635
BofI Holding, Inc.*	94	3,496
Capitol Federal Financial, Inc.	202	2,523
Charter Financial Corp.	19	377
Clifton Bancorp, Inc.	31	478
Dime Community Bancshares, Inc.	50	900
Entegra Financial Corp.*	11	309
ESSA Bancorp, Inc.	14	204
Essent Group Ltd.*	128	5,772
Federal Agricultural Mortgage Corp., Class C	14	1,065
First Defiance Financial Corp.	16	851
Flagstar Bancorp, Inc.*	33	1,164
Greene County Bancorp, Inc.	5	182
Hingham Institution for Savings	2	400
Home Bancorp, Inc.	9	373
HomeStreet, Inc.*	42	1,205
Impac Mortgage Holdings, Inc.*	15	133
Kearny Financial Corp.	125	1,625
LendingTree, Inc.*	10	3,485
Malvern Bancorp, Inc.*	10	239
Merchants Bancorp	11	225
Meridian Bancorp, Inc.	75	1,504
Meta Financial Group, Inc.	14	1,504
MGIC Investment Corp.*	582	8,026
Nationstar Mortgage Holdings, Inc.*	46	788
NMI Holdings, Inc., Class A*	90	1,787
Northfield Bancorp, Inc.	68	1,055
Northwest Bancshares, Inc.	149	2,445
OceanFirst Financial Corp.	63	1,630
Oconee Federal Financial Corp.	2	57
Ocwen Financial Corp.*	166	604
Oritani Financial Corp.	62	967
PCSB Financial Corp.*	28	537
PennyMac Financial Services, Inc., Class A*	25	583
PHH Corp.*	50	529
Provident Bancorp, Inc.*	7	162
Provident Financial Holdings, Inc.	9	164
Provident Financial Services, Inc.	97	2,413
Prudential Bancorp, Inc.	13	227
Radian Group, Inc.	341	6,997
Riverview Bancorp, Inc.	34	294
SI Financial Group, Inc.	18	259
Southern Missouri Bancorp, Inc.	11	372
Territorial Bancorp, Inc.	12	358
Timberland Bancorp, Inc.	10	286
TrustCo Bank Corp.	145	1,233
United Community Financial Corp.	77	711
United Financial Bancorp, Inc.	79	1,232
Walker & Dunlop, Inc.	44	2,127
Washington Federal, Inc.	137	4,754
Waterstone Financial, Inc.	40	688
Western New England Bancorp, Inc.	43	428

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
WSFS Financial Corp.	47	2,242
		74,296
Tobacco - 0.0%(b)
Turning Point Brands, Inc.	8	167
Universal Corp.	39	1,917
Vector Group Ltd.	154	3,086
		5,170
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	75	1,461
Applied Industrial Technologies, Inc.	60	4,224
Beacon Roofing Supply, Inc.*	105	5,556
BMC Stock Holdings, Inc.*	103	1,931
CAI International, Inc.*	24	485
DXP Enterprises, Inc.*	25	744
EnviroStar, Inc.	6	207
Foundation Building Materials, Inc.*	23	315
GATX Corp.	60	4,136
GMS, Inc.*	43	1,331
H&E Equipment Services, Inc.	50	1,885
Herc Holdings, Inc.*	38	2,478
Huttig Building Products, Inc.*	37	191
Kaman Corp.	43	2,632
Lawson Products, Inc.*	10	234
MRC Global, Inc.*	140	2,314
Nexeo Solutions, Inc.*	41	381
NOW, Inc.*	168	1,594
Rush Enterprises, Inc., Class A*	48	2,040
Rush Enterprises, Inc., Class B*	8	318
SiteOne Landscape Supply, Inc.*	53	3,649
Textainer Group Holdings Ltd.*	43	701
Titan Machinery, Inc.*	29	578
Triton International Ltd.*	74	2,110
Veritiv Corp.*	18	437
Willis Lease Finance Corp.*	5	137
		42,069
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	88	788

Water Utilities - 0.0%(b)
American States Water Co.	57	3,028
AquaVenture Holdings Ltd.*	18	231
Artesian Resources Corp., Class A	12	397
Cadiz, Inc.*	34	471
California Water Service Group	75	2,846
Connecticut Water Service, Inc.	19	981
Consolidated Water Co. Ltd.	23	289
Evoqua Water Technologies Corp.*	51	1,168
Global Water Resources, Inc.	16	137
Middlesex Water Co.	25	886
Pure Cycle Corp.*	27	215
SJW Group	26	1,376
York Water Co. (The)	20	562
		12,587
Wireless Telecommunication Services - 0.0%(b)
Boingo Wireless, Inc.*	60	1,588
Shenandoah Telecommunications Co.	73	2,395
Spok Holdings, Inc.	31	482
		4,465
TOTAL COMMON STOCKS (Cost $2,789,927)		3,230,955

	Number of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(c)(d)	288	320
Tobira Therapeutics, Inc., CVR*(c)(d)	10	—
TOTAL RIGHTS (Cost $—)		320

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 89.7%

REPURCHASE AGREEMENTS(e) - 16.3%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $6,989,958 (Cost $6,989,699)	6,989,699	6,989,699

U.S. TREASURY OBLIGATIONS - 73.4%
U.S. Treasury Bills
1.46%, 5/3/2018(f) (Cost $31,589,526)	31,670,000	31,591,080

TOTAL SHORT-TERM INVESTMENTS (Cost $38,579,225)		38,580,779

Total Investments - 97.2% (Cost $41,369,152)		41,812,054
Other Assets Less Liabilities - 2.8%		1,199,315
Net Assets - 100.0%		43,011,369

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $136.

(b)         Represents less than 0.05% of net assets.

(c)          Security fair valued as of February 28, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2018 amounted to $320, which represents approximately 0.00% of net assets of the Fund.

(d)         Illiquid security.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(f)           The rate shown was the current yield as of February 28, 2018.

Abbreviations

CVR                                             Contingent Value Rights — No defined expiration

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$963,168
Aggregate gross unrealized depreciation	(398,145)
Net unrealized appreciation	$565,023
Federal income tax cost	$41,384,612

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
E-Mini Euro	62	3/19/2018	USD	$4,732,538	$(98,528)

Cash collateral in the amount of $71,610 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
157,595	168,228	11/13/2019	Credit Suisse International	1.88%	Russell 2000® Total Return Index	10,451
555,902	484,787	1/7/2019	Credit Suisse International	2.18%	S&P 500® Total Return Index	(73,889)
896,587	979,701	11/13/2019	Credit Suisse International	1.33%	iShares® MSCI Emerging Markets ETF	79,245
2,020,483	2,073,180	11/13/2019	Credit Suisse International	1.28%	iShares® MSCI EAFE ETF	45,994
17,318	18,237	11/13/2019	Morgan Stanley & Co. International plc	1.83%	iShares® MSCI Emerging Markets ETF	849
318,428	278,420	1/7/2019	Morgan Stanley & Co. International plc	2.08%	S&P 500® Total Return Index	(41,313)
2,120	2,145	11/6/2019	Societe Generale	1.58%	Russell 2000® Total Return Index	24
1,459,206	1,495,753	11/13/2019	Societe Generale	2.28%	iShares® MSCI EAFE ETF	27,157
1,701,592	1,789,981	11/6/2019	Societe Generale	1.23%	iShares® MSCI Emerging Markets ETF	82,502
4,015	4,054	11/13/2019	UBS AG	1.58%	Russell 2000® Total Return Index	37
1,348,930	1,420,533	11/13/2019	UBS AG	1.38%	iShares® MSCI Emerging Markets ETF	66,564
1,858,400	1,904,947	11/13/2019	UBS AG	1.58%	iShares® MSCI EAFE ETF	38,488
10,340,576	10,619,966					236,109
					Total Appreciation	351,311
					Total Depreciation	(115,202)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                                        U.S. Dollar

See accompanying notes to schedules of portfolio investments.

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 95.6%

Aerospace & Defense - 3.3%
Bombardier, Inc.
7.50%, 3/15/2025(a)	2,762,000	2,834,502
KLX, Inc.
5.88%, 12/1/2022(a)	764,000	786,920
TransDigm, Inc.
6.00%, 7/15/2022	1,485,000	1,520,269
6.50%, 7/15/2024	788,000	812,625
		5,954,316
Air Freight & Logistics - 0.8%
XPO Logistics, Inc.
6.50%, 6/15/2022(a)	1,412,000	1,466,715

Auto Components - 2.9%
Allison Transmission, Inc.
5.00%, 10/1/2024(a)	780,000	790,725
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	1,553,000	1,587,461
Icahn Enterprises LP
6.00%, 8/1/2020	2,107,000	2,148,087
5.88%, 2/1/2022	650,000	650,000
		5,176,273
Automobiles - 0.7%
Tesla, Inc.
5.30%, 8/15/2025(a)	1,254,000	1,190,109

Chemicals - 2.5%
Ashland LLC
4.75%, 8/15/2022	999,000	1,021,477
Chemours Co. (The)
6.63%, 5/15/2023	500,000	525,625
Momentive Performance Materials, Inc.
3.88%, 10/24/2021	603,000	627,120
NOVA Chemicals Corp.
4.88%, 6/1/2024(a)	483,000	476,962
5.25%, 6/1/2027(a)	1,109,000	1,084,048
Platform Specialty Products Corp.
6.50%, 2/1/2022(a)	747,000	766,609
		4,501,841
Commercial Services & Supplies - 3.4%
Aramark Services, Inc.
5.00%, 2/1/2028(a)	1,000,000	996,250
Nielsen Finance LLC
5.00%, 4/15/2022(a)	1,915,000	1,936,544
Prime Security Services Borrower LLC
9.25%, 5/15/2023(a)	1,678,000	1,826,922
West Corp.
8.50%, 10/15/2025(a)	1,294,000	1,255,180
		6,014,896
Communications Equipment - 0.5%
CommScope Technologies LLC
6.00%, 6/15/2025(a)	824,000	851,027

Consumer Finance - 1.8%
Ally Financial, Inc.
5.75%, 11/20/2025	438,000	456,615
Navient Corp.
6.50%, 6/15/2022	870,000	906,975
Springleaf Finance Corp.
8.25%, 12/15/2020	1,078,000	1,175,020
6.13%, 5/15/2022	700,000	717,500
		3,256,110
Containers & Packaging - 2.6%
Ball Corp.
4.38%, 12/15/2020	382,000	390,595
5.25%, 7/1/2025	991,000	1,040,550
BWAY Holding Co.
5.50%, 4/15/2024(a)	491,000	502,047
7.25%, 4/15/2025(a)	1,322,000	1,364,965
Crown Americas LLC
4.50%, 1/15/2023	696,000	702,960
Reynolds Group Issuer, Inc.
5.13%, 7/15/2023(a)	600,000	611,250
		4,612,367
Diversified Telecommunication Services - 4.2%
CCO Holdings LLC
5.13%, 5/1/2027(a)	2,400,000	2,311,008
5.00%, 2/1/2028(a)	1,014,000	957,267
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	777,000	780,885
Frontier Communications Corp.
10.50%, 9/15/2022	1,170,000	998,887
11.00%, 9/15/2025	3,045,000	2,386,519
		7,434,566
Energy Equipment & Services - 1.2%
Ensco plc
7.75%, 2/1/2026	500,000	472,500
5.75%, 10/1/2044	600,000	414,750
Transocean, Inc.
9.00%, 7/15/2023(a)	1,118,000	1,207,440
		2,094,690
Equity Real Estate Investment Trusts (REITs) - 3.1%
Equinix, Inc.
5.88%, 1/15/2026	621,000	650,497
5.38%, 5/15/2027	1,115,000	1,137,300
ESH Hospitality, Inc.
5.25%, 5/1/2025(a)	582,000	580,545
Iron Mountain, Inc.
4.88%, 9/15/2027(a)	550,000	518,375
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	579,000	598,976
SBA Communications Corp.
4.88%, 9/1/2024	1,349,000	1,332,138
Uniti Group LP
8.25%, 10/15/2023	840,000	783,300
		5,601,131
Food & Staples Retailing - 1.9%
Albertsons Cos. LLC
6.63%, 6/15/2024	912,000	840,180
5.75%, 3/15/2025	712,000	623,000
Rite Aid Corp.
6.13%, 4/1/2023(a)	1,927,000	1,936,635
		3,399,815
Food Products - 1.2%
Post Holdings, Inc.
5.00%, 8/15/2026(a)	2,045,000	1,942,750
5.75%, 3/1/2027(a)	300,000	296,250
		2,239,000
Health Care Equipment & Supplies - 1.8%
Avantor, Inc.
9.00%, 10/1/2025(a)	1,775,000	1,779,438
DJO Finco, Inc.
8.13%, 6/15/2021(a)	825,000	800,250

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/2022(a)	663,000	658,027
		3,237,715
Health Care Providers & Services - 8.0%
Centene Corp.
5.63%, 2/15/2021	109,000	111,589
4.75%, 1/15/2025	1,030,000	1,024,206
Community Health Systems, Inc.
6.88%, 2/1/2022	2,078,000	1,355,895
6.25%, 3/31/2023	1,627,000	1,480,570
DaVita, Inc.
5.13%, 7/15/2024	1,170,000	1,161,956
5.00%, 5/1/2025	200,000	196,250
Envision Healthcare Corp.
5.63%, 7/15/2022	1,080,000	1,097,550
HCA, Inc.
5.38%, 2/1/2025	1,337,000	1,359,154
5.88%, 2/15/2026	1,172,000	1,213,020
LifePoint Health, Inc.
5.50%, 12/1/2021	882,000	888,615
MPH Acquisition Holdings LLC
7.13%, 6/1/2024(a)	861,000	906,203
Tenet Healthcare Corp.
8.13%, 4/1/2022	1,755,000	1,851,525
6.75%, 6/15/2023	1,193,000	1,193,000
WellCare Health Plans, Inc.
5.25%, 4/1/2025	500,000	506,060
		14,345,593
Health Care Technology - 0.6%
Quintiles IMS, Inc.
5.00%, 10/15/2026(a)	1,035,000	1,038,105

Hotels, Restaurants & Leisure - 7.2%
1011778 BC ULC
4.25%, 5/15/2024(a)	3,352,000	3,201,160
Caesars Resort Collection LLC
5.25%, 10/15/2025(a)	1,505,000	1,471,137
Golden Nugget, Inc.
6.75%, 10/15/2024(a)	748,000	766,700
KFC Holding Co.
5.00%, 6/1/2024(a)	1,241,000	1,253,410
5.25%, 6/1/2026(a)	866,000	876,825
MGM Resorts International
6.00%, 3/15/2023	1,220,000	1,297,775
Scientific Games International, Inc.
10.00%, 12/1/2022	1,767,000	1,917,195
5.00%, 10/15/2025(a)	470,000	464,713
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	511,000	509,768
Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	1,092,000	1,107,015
		12,865,698
Household Products - 0.2%
Spectrum Brands, Inc.
5.75%, 7/15/2025	438,000	451,140

Independent Power and Renewable Electricity Producers - 2.9%
Calpine Corp.
5.38%, 1/15/2023	207,000	201,825
5.75%, 1/15/2025	1,155,000	1,082,813
Dynegy, Inc.
7.38%, 11/1/2022	2,420,000	2,550,075
NRG Energy, Inc.
6.63%, 1/15/2027	1,270,000	1,311,275
		5,145,988
Insurance - 0.5%
HUB International Ltd.
7.88%, 10/1/2021(a)	816,000	841,500

Internet & Direct Marketing Retail - 1.2%
Netflix, Inc.
4.38%, 11/15/2026	1,020,000	979,200
4.88%, 4/15/2028(a)	1,133,000	1,113,173
		2,092,373
Internet Software & Services - 2.3%
Rackspace Hosting, Inc.
8.63%, 11/15/2024(a)	1,310,000	1,364,247
Zayo Group LLC
6.00%, 4/1/2023	316,000	328,245
5.75%, 1/15/2027(a)	2,340,000	2,351,700
		4,044,192
IT Services - 1.9%
First Data Corp.
7.00%, 12/1/2023(a)	1,185,000	1,245,731
5.75%, 1/15/2024(a)	2,044,000	2,079,770
		3,325,501
Leisure Products - 0.2%
Mattel, Inc.
6.75%, 12/31/2025(a)	435,000	442,612

Machinery - 2.3%
BlueLine Rental Finance Corp.
9.25%, 3/15/2024(a)	1,269,000	1,372,106
Navistar International Corp.
6.63%, 11/1/2025(a)	608,000	626,240
Novelis Corp.
6.25%, 8/15/2024(a)	1,406,000	1,437,635
5.88%, 9/30/2026(a)	674,000	679,055
		4,115,036
Media - 7.2%
Altice US Finance I Corp.
5.50%, 5/15/2026(a)	818,000	809,820
AMC Networks, Inc.
5.00%, 4/1/2024	1,248,000	1,251,120
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/2022	1,774,000	1,818,350
CSC Holdings LLC
5.50%, 4/15/2027(a)	900,000	886,500
DISH DBS Corp.
5.88%, 11/15/2024	1,484,000	1,391,250
7.75%, 7/1/2026	1,209,000	1,190,865
Meredith Corp.
6.88%, 2/1/2026(a)	896,000	924,000
Sirius XM Radio, Inc.
6.00%, 7/15/2024(a)	1,273,000	1,330,285
5.00%, 8/1/2027(a)	1,135,000	1,103,787
Tribune Media Co.
5.88%, 7/15/2022	703,000	717,060
Univision Communications, Inc.
5.13%, 2/15/2025(a)	1,648,000	1,522,340
		12,945,377
Metals & Mining - 3.0%
Cleveland-Cliffs, Inc.
5.75%, 3/1/2025(a)	760,000	737,675

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
First Quantum Minerals Ltd.
7.00%, 2/15/2021(a)	1,544,000	1,592,250
7.25%, 4/1/2023(a)	561,000	582,038
7.50%, 4/1/2025(a)	306,000	315,180
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	1,142,000	1,107,740
5.45%, 3/15/2043	1,082,000	1,044,130
		5,379,013
Multiline Retail - 1.1%
Dollar Tree, Inc.
5.75%, 3/1/2023	1,844,000	1,915,455

Oil, Gas & Consumable Fuels - 9.4%
Antero Resources Corp.
5.38%, 11/1/2021	1,175,000	1,201,437
5.13%, 12/1/2022	566,000	570,953
California Resources Corp.
8.00%, 12/15/2022(a)	1,322,000	1,047,685
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	1,281,000	1,354,657
5.13%, 6/30/2027	959,000	969,789
Chesapeake Energy Corp.
8.00%, 12/15/2022(a)	1,597,000	1,698,809
8.00%, 6/15/2027(a)	656,000	628,940
Citgo Holding, Inc.
10.75%, 2/15/2020(a)	1,017,000	1,090,732
CNX Resources Corp.
5.88%, 4/15/2022	1,290,000	1,297,256
CrownRock LP
5.63%, 10/15/2025(a)	395,000	387,100
Energy Transfer Equity LP
4.25%, 3/15/2023	500,000	490,470
5.88%, 1/15/2024	271,000	287,260
EP Energy LLC
8.00%, 2/15/2025(a)	1,638,000	1,126,125
Jupiter Resources, Inc.
8.50%, 10/1/2022(a)	1,316,000	621,810
MEG Energy Corp.
7.00%, 3/31/2024(a)	1,099,000	936,898
Murray Energy Corp.
11.25%, 4/15/2021(a)	820,000	360,800
Sanchez Energy Corp.
6.13%, 1/15/2023	1,159,000	869,250
Southwestern Energy Co.
6.70%, 1/23/2025	345,000	338,100
Whiting Petroleum Corp.
6.63%, 1/15/2026(a)	380,000	387,600
Williams Cos., Inc. (The)
4.55%, 6/24/2024	1,218,000	1,227,135
		16,892,806
Pharmaceuticals - 2.8%
Endo Dac
6.00%, 7/15/2023(a)	650,000	487,500
6.00%, 2/1/2025(a)	1,247,000	894,722
Valeant Pharmaceuticals International, Inc.
5.88%, 5/15/2023(a)	2,032,000	1,805,940
6.13%, 4/15/2025(a)	2,023,000	1,775,183
		4,963,345
Professional Services - 0.5%
Jaguar Holding Co. II
6.38%, 8/1/2023(a)	844,000	848,220

Real Estate Management & Development - 0.3%
Howard Hughes Corp. (The)
5.38%, 3/15/2025(a)	478,000	471,428

Road & Rail - 0.5%
Hertz Corp. (The)
7.63%, 6/1/2022(a)	832,000	854,880

Software - 2.5%
BMC Software Finance, Inc.
8.13%, 7/15/2021(a)	1,431,000	1,436,366
Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	501,000	501,000
Infor US, Inc.
6.50%, 5/15/2022	999,000	1,021,478
Solera LLC
10.50%, 3/1/2024(a)	1,439,000	1,615,709
		4,574,553
Specialty Retail - 2.1%
Beacon Escrow Corp.
4.88%, 11/1/2025(a)	1,447,000	1,411,259
PetSmart, Inc.
7.13%, 3/15/2023(a)	1,781,000	1,135,210
5.88%, 6/1/2025(a)	858,000	669,240
Staples, Inc.
8.50%, 9/15/2025(a)	500,000	480,000
		3,695,709
Technology Hardware, Storage & Peripherals - 1.8%
Dell International LLC
5.88%, 6/15/2021(a)	936,000	957,060
7.13%, 6/15/2024(a)	1,006,000	1,082,707
EMC Corp.
2.65%, 6/1/2020	1,300,000	1,264,579
		3,304,346
Thrifts & Mortgage Finance - 0.9%
Quicken Loans, Inc.
5.75%, 5/1/2025(a)	1,577,000	1,588,828

Trading Companies & Distributors - 1.0%
United Rentals North America, Inc.
5.50%, 5/15/2027	1,228,000	1,256,858
4.88%, 1/15/2028	510,000	497,250
		1,754,108
Wireless Telecommunication Services - 3.3%
Sprint Corp.
7.88%, 9/15/2023	2,149,000	2,224,215
7.13%, 6/15/2024	611,000	606,784
T-Mobile USA, Inc.
6.63%, 4/1/2023	1,995,000	2,065,623
6.50%, 1/15/2026	1,024,000	1,098,240
		5,994,862
TOTAL CORPORATE BONDS (Cost $174,874,303)		170,921,239

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 3.4%

REPURCHASE AGREEMENTS(b) - 3.4%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $6,097,381 (Cost $6,097,155)	6,097,155	6,097,155

Total Investments - 99.0% (Cost $180,971,458)		177,018,394
Other Assets Less Liabilities - 1.0%		1,702,435
Net Assets - 100.0%		178,720,829

(a)         Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,446,333
Aggregate gross unrealized depreciation	(5,138,552)
Net unrealized depreciation	$(3,692,219)
Federal income tax cost	$180,976,543

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open long and short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	560	6/20/2018	USD	$67,226,250	$113,917
U.S. Treasury 2 Year Note	211	6/29/2018	USD	44,830,906	35,383
U.S. Treasury 5 Year Note	534	6/29/2018	USD	60,838,453	116,630
					$265,930

Cash collateral in the amount of $1,002,342 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Abbreviations

USD                                            U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Inflation Expectations ETF

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 84.7%

U.S. Treasury Inflation Linked Bonds
1.00%, 2/15/2048 (Cost $6,695,899)	6,662,201	6,693,816

SHORT-TERM INVESTMENTS - 6.0%

REPURCHASE AGREEMENTS(a) - 6.0%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $474,936 (Cost $474,919)	474,919	474,919

Total Investments - 90.7% (Cost $7,170,818)		7,168,735
Other Assets Less Liabilities - 9.3%		732,197
Net Assets - 100.0%		7,900,932

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$631,881
Aggregate gross unrealized depreciation	(4,531)
Net unrealized appreciation	$627,350
Federal income tax cost	$7,170,818

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
430,000	765,402	11/6/2018	Citibank NA	1.32%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)(3)	315,114
8,005,370	8,063,468	1/7/2019	Citibank NA	1.23%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)(4)	143,614
455,964	456,230	11/6/2018	Societe Generale	1.63%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)(3)	(2,448)
3,716,819	3,876,315	11/6/2018	Societe Generale	1.08%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)(4)	173,153
12,608,153	13,161,415					629,433
					Total Appreciation	631,881
					Total Depreciation	(2,448)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

(4)         Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/30-Year_TIPS_February.pdf.

Abbreviations

USD                                                        U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Investment Grade—Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 95.7%

Aerospace & Defense - 1.3%
Embraer Netherlands Finance BV
5.05%, 6/15/2025	1,395,000	1,446,615
Lockheed Martin Corp.
4.07%, 12/15/2042	1,032,000	1,016,136
United Technologies Corp.
6.13%, 7/15/2038	1,406,000	1,739,041
5.70%, 4/15/2040	733,000	874,749
4.50%, 6/1/2042	2,095,000	2,158,212
		7,234,753
Air Freight & Logistics - 0.3%
United Parcel Service, Inc.
6.20%, 1/15/2038	1,110,000	1,442,148

Automobiles - 2.3%
Daimler Finance North America LLC
8.50%, 1/18/2031	1,659,000	2,419,956
Ford Motor Co.
7.45%, 7/16/2031	2,350,000	2,861,374
4.75%, 1/15/2043	2,920,000	2,695,265
General Motors Co.
4.88%, 10/2/2023	1,486,000	1,558,589
6.25%, 10/2/2043	2,399,000	2,679,726
5.20%, 4/1/2045	892,000	879,873
		13,094,783
Banks - 26.1%
Banco Santander SA
5.18%, 11/19/2025	600,000	628,793
4.25%, 4/11/2027	3,013,000	3,008,659
Bank of America Corp.
4.13%, 1/22/2024	785,000	811,939
4.00%, 4/1/2024	1,410,000	1,446,301
4.20%, 8/26/2024	1,132,000	1,154,413
4.00%, 1/22/2025	1,175,000	1,180,072
Series L, 3.95%, 4/21/2025	1,313,000	1,310,925
4.45%, 3/3/2026	1,233,000	1,260,641
3.50%, 4/19/2026	1,565,000	1,541,167
4.25%, 10/22/2026	985,000	992,880
6.11%, 1/29/2037	1,376,000	1,655,642
7.75%, 5/14/2038	1,785,000	2,546,363
5.88%, 2/7/2042	672,000	839,463
5.00%, 1/21/2044	1,545,000	1,735,604
Barclays plc
4.38%, 9/11/2024	2,082,000	2,044,225
4.38%, 1/12/2026	3,207,000	3,210,387
5.20%, 5/12/2026	2,710,000	2,752,796
4.95%, 1/10/2047	2,539,000	2,610,731
BNP Paribas SA
4.25%, 10/15/2024	521,000	534,105
Citigroup, Inc.
3.88%, 3/26/2025	1,315,000	1,305,873
4.40%, 6/10/2025	1,445,000	1,479,404
5.50%, 9/13/2025	592,000	647,507
3.70%, 1/12/2026	827,000	821,562
4.60%, 3/9/2026	1,564,000	1,614,996
3.40%, 5/1/2026	851,000	826,241
4.30%, 11/20/2026	873,000	882,557
4.45%, 9/29/2027	3,198,000	3,263,637
4.13%, 7/25/2028	180,000	178,694
5.88%, 1/30/2042	151,000	187,297
6.68%, 9/13/2043	1,881,000	2,442,777
4.65%, 7/30/2045	493,000	523,006
4.75%, 5/18/2046	1,920,000	1,964,095
Cooperatieve Rabobank UA
4.63%, 12/1/2023	2,019,000	2,107,366
3.38%, 5/21/2025	656,000	647,138
4.38%, 8/4/2025	1,108,000	1,125,598
3.75%, 7/21/2026	483,000	469,325
5.25%, 5/24/2041	3,840,000	4,541,631
5.25%, 8/4/2045	1,149,000	1,276,543
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/2025	1,909,000	1,884,422
4.55%, 4/17/2026	2,899,000	3,005,578
4.88%, 5/15/2045	2,728,000	2,884,466
Fifth Third Bancorp
8.25%, 3/1/2038	1,256,000	1,824,329
HSBC Bank USA NA
5.88%, 11/1/2034	1,000,000	1,214,691
HSBC Holdings plc
4.25%, 3/14/2024	743,000	752,384
3.90%, 5/25/2026	1,274,000	1,275,008
4.38%, 11/23/2026	1,501,000	1,507,045
6.50%, 5/2/2036	1,806,000	2,224,826
6.50%, 9/15/2037	2,917,000	3,637,186
6.80%, 6/1/2038	3,194,000	4,101,024
5.25%, 3/14/2044	1,005,000	1,101,687
ING Groep NV
3.95%, 3/29/2027	2,073,000	2,067,837
JPMorgan Chase & Co.
3.88%, 2/1/2024	2,172,000	2,215,380
3.63%, 5/13/2024	2,538,000	2,546,192
3.88%, 9/10/2024	1,165,000	1,171,565
4.25%, 10/1/2027	854,000	871,530
6.40%, 5/15/2038	741,000	969,139
5.50%, 10/15/2040	1,716,000	2,047,760
5.60%, 7/15/2041	685,000	825,075
5.40%, 1/6/2042	932,000	1,102,235
5.63%, 8/16/2043	545,000	632,616
4.85%, 2/1/2044	2,632,000	2,905,533
4.95%, 6/1/2045	1,319,000	1,423,130
Lloyds Banking Group plc
4.50%, 11/4/2024	2,810,000	2,852,448
4.58%, 12/10/2025	881,000	891,492
4.65%, 3/24/2026	1,409,000	1,432,808
3.75%, 1/11/2027	1,576,000	1,536,099
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026	3,365,000	3,388,045
3.68%, 2/22/2027	1,998,000	1,974,161
Mizuho Financial Group, Inc.
2.84%, 9/13/2026	765,000	710,739
3.17%, 9/11/2027	1,773,000	1,680,843
National Australia Bank Ltd.
2.50%, 7/12/2026	902,000	826,688
Royal Bank of Scotland Group plc
3.88%, 9/12/2023	2,218,000	2,205,926
4.80%, 4/5/2026	1,994,000	2,065,363
Santander UK plc
4.00%, 3/13/2024	1,165,000	1,188,196
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	3,767,000	3,768,177
2.63%, 7/14/2026	1,374,000	1,260,462
3.01%, 10/19/2026	249,000	234,524
3.45%, 1/11/2027	811,000	788,758
3.36%, 7/12/2027	1,052,000	1,013,821

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Wells Fargo & Co.
3.30%, 9/9/2024	1,100,000	1,083,107
3.00%, 2/19/2025	2,848,000	2,732,271
3.55%, 9/29/2025	1,118,000	1,107,720
3.00%, 4/22/2026	1,745,000	1,651,424
4.10%, 6/3/2026	1,961,000	1,963,966
3.00%, 10/23/2026	1,986,000	1,872,702
5.38%, 11/2/2043	753,000	842,547
4.65%, 11/4/2044	859,000	874,567
3.90%, 5/1/2045	1,978,000	1,901,925
4.90%, 11/17/2045	1,007,000	1,063,462
4.75%, 12/7/2046	703,000	727,195
Wells Fargo Bank NA
6.60%, 1/15/2038	253,000	334,178
Westpac Banking Corp.
2.85%, 5/13/2026	2,300,000	2,163,028
2.70%, 8/19/2026	461,000	427,912
3.35%, 3/8/2027	1,458,000	1,415,704
		149,741,249
Beverages - 2.2%
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/2024	1,627,000	1,651,805
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	232,000	251,469
3.75%, 7/15/2042	1,781,000	1,634,556
Coca-Cola Co. (The)
3.20%, 11/1/2023	2,034,000	2,049,510
2.88%, 10/27/2025	1,764,000	1,714,613
2.25%, 9/1/2026	2,012,000	1,853,978
Molson Coors Brewing Co.
5.00%, 5/1/2042	1,409,000	1,499,003
PepsiCo, Inc.
5.50%, 1/15/2040	720,000	878,912
Pepsi-Cola Metropolitan Bottling Co., Inc.
Series B, 7.00%, 3/1/2029	620,000	812,053
		12,345,899
Biotechnology - 0.4%
AbbVie, Inc.
4.40%, 11/6/2042	2,531,000	2,518,722

Capital Markets - 7.5%
BlackRock, Inc.
3.50%, 3/18/2024	1,772,000	1,801,755
Credit Suisse AG
3.63%, 9/9/2024	1,841,000	1,835,624
Deutsche Bank AG
3.70%, 5/30/2024	1,943,000	1,894,003
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	3,883,000	3,914,082
6.13%, 2/15/2033	3,193,000	3,847,904
6.75%, 10/1/2037	2,322,000	2,933,959
6.25%, 2/1/2041	2,043,000	2,587,840
5.15%, 5/22/2045	3,175,000	3,424,978
Jefferies Group LLC
4.15%, 1/23/2030	1,000,000	949,108
Morgan Stanley
Series F, 3.88%, 4/29/2024	1,877,000	1,897,774
3.70%, 10/23/2024	1,386,000	1,384,992
4.00%, 7/23/2025	1,456,000	1,474,725
5.00%, 11/24/2025	2,875,000	3,059,134
3.88%, 1/27/2026	2,724,000	2,730,480
3.13%, 7/27/2026	496,000	471,044
4.35%, 9/8/2026	1,189,000	1,206,903
3.63%, 1/20/2027	1,479,000	1,449,813
4.30%, 1/27/2045	1,370,000	1,369,709
4.38%, 1/22/2047	1,491,000	1,509,715
State Street Corp.
3.70%, 11/20/2023	1,163,000	1,192,578
3.30%, 12/16/2024	699,000	695,179
3.55%, 8/18/2025	1,574,000	1,579,965
		43,211,264
Chemicals - 0.1%
Dow Chemical Co. (The)
7.38%, 11/1/2029	497,000	640,323

Communications Equipment - 1.3%
Cisco Systems, Inc.
3.63%, 3/4/2024	2,060,000	2,110,440
5.90%, 2/15/2039	732,000	952,549
5.50%, 1/15/2040	3,678,000	4,584,177
		7,647,166
Consumer Finance - 0.3%
American Express Co.
4.05%, 12/3/2042	1,579,000	1,571,130

Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	1,306,000	1,403,726
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	2,666,000	2,611,307
Shell International Finance BV
3.25%, 5/11/2025	2,414,000	2,383,997
2.88%, 5/10/2026	663,000	635,104
2.50%, 9/12/2026	957,000	889,848
4.13%, 5/11/2035	944,000	973,700
6.38%, 12/15/2038	1,535,000	2,027,494
5.50%, 3/25/2040	1,978,000	2,379,048
4.55%, 8/12/2043	1,393,000	1,500,241
4.38%, 5/11/2045	3,034,000	3,220,417
4.00%, 5/10/2046	1,514,000	1,495,879
3.75%, 9/12/2046	1,315,000	1,251,084
		20,771,845
Diversified Telecommunication Services - 5.3%
AT&T, Inc.
5.35%, 9/1/2040	2,194,000	2,270,607
5.55%, 8/15/2041	1,890,000	2,009,015
5.15%, 3/15/2042	1,338,000	1,352,525
Telefonica Emisiones SAU
4.10%, 3/8/2027	967,000	960,825
7.05%, 6/20/2036	2,367,000	3,005,507
5.21%, 3/8/2047	2,978,000	3,130,131
Verizon Communications, Inc.
5.15%, 9/15/2023	2,168,000	2,348,492
2.63%, 8/15/2026	4,261,000	3,880,680
4.50%, 8/10/2033	1,398,000	1,403,666
4.27%, 1/15/2036	2,707,000	2,596,449
4.13%, 8/15/2046	645,000	574,678
4.86%, 8/21/2046	3,961,000	3,944,725
4.52%, 9/15/2048	3,344,000	3,160,200
		30,637,500
Electric Utilities - 1.5%
Duke Energy Florida LLC
6.40%, 6/15/2038	278,000	368,609
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	1,726,000	2,275,535

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Georgia Power Co.
4.30%, 3/15/2042	2,408,000	2,455,612
Pacific Gas & Electric Co.
6.05%, 3/1/2034	3,008,000	3,523,643
		8,623,399
Energy Equipment & Services - 0.3%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	722,000	799,117
Halliburton Co.
7.45%, 9/15/2039	563,000	772,044
		1,571,161
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.
5.00%, 2/15/2024	1,300,000	1,386,162
Weyerhaeuser Co.
7.38%, 3/15/2032	1,722,000	2,265,415
		3,651,577
Food & Staples Retailing - 0.7%
Walmart, Inc.
5.25%, 9/1/2035	3,437,000	4,121,988

Food Products - 0.6%
JM Smucker Co. (The)
3.50%, 3/15/2025	1,204,000	1,195,187
Kraft Heinz Foods Co.
5.00%, 6/4/2042	1,499,000	1,491,964
Unilever Capital Corp.
5.90%, 11/15/2032	687,000	854,186
		3,541,337
Health Care Equipment & Supplies - 1.9%
Medtronic, Inc.
3.50%, 3/15/2025	5,783,000	5,776,016
4.38%, 3/15/2035	2,499,000	2,645,113
4.63%, 3/15/2045	2,173,000	2,356,879
		10,778,008
Health Care Providers & Services - 2.8%
Anthem, Inc.
4.65%, 1/15/2043	1,300,000	1,324,660
Ascension Health
3.95%, 11/15/2046	524,000	523,981
HCA, Inc.
5.00%, 3/15/2024	1,014,000	1,033,012
5.25%, 4/15/2025	2,977,000	3,058,868
Howard Hughes Medical Institute
3.50%, 9/1/2023	1,332,000	1,360,739
UnitedHealth Group, Inc.
3.75%, 7/15/2025	2,151,000	2,180,123
3.10%, 3/15/2026	1,562,000	1,510,254
4.63%, 7/15/2035	1,327,000	1,457,075
6.88%, 2/15/2038	1,104,000	1,521,809
4.75%, 7/15/2045	1,746,000	1,927,948
		15,898,469
Household Products - 0.2%
Procter & Gamble Co. (The)
5.55%, 3/5/2037	1,120,000	1,411,454

Industrial Conglomerates - 2.4%
General Electric Co.
6.75%, 3/15/2032	2,675,000	3,325,317
5.88%, 1/14/2038	3,290,000	3,851,808
6.88%, 1/10/2039	1,824,000	2,372,041
4.13%, 10/9/2042	2,512,000	2,347,453
4.50%, 3/11/2044	1,739,000	1,722,648
		13,619,267
Insurance - 1.7%
American International Group, Inc.
4.13%, 2/15/2024	680,000	697,372
AXA SA
8.60%, 12/15/2030	1,618,000	2,257,110
Manulife Financial Corp.
4.15%, 3/4/2026	1,799,000	1,839,532
MetLife, Inc.
3.60%, 4/10/2024	467,000	468,356
5.70%, 6/15/2035	1,823,000	2,181,093
4.05%, 3/1/2045	2,377,000	2,296,501
		9,739,964
IT Services - 1.5%
International Business Machines Corp.
3.63%, 2/12/2024	2,713,000	2,762,297
3.45%, 2/19/2026	1,346,000	1,349,132
4.00%, 6/20/2042	2,201,000	2,213,453
Mastercard, Inc.
3.38%, 4/1/2024	2,096,000	2,101,559
		8,426,441
Machinery - 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	2,120,000	2,109,611

Media - 5.6%
21st Century Fox America, Inc.
6.20%, 12/15/2034	569,000	704,904
6.40%, 12/15/2035	1,120,000	1,411,548
6.15%, 3/1/2037	1,286,000	1,588,049
6.65%, 11/15/2037	2,208,000	2,867,638
6.15%, 2/15/2041	928,000	1,170,005
Comcast Corp.
3.60%, 3/1/2024	1,351,000	1,364,054
4.25%, 1/15/2033	1,886,000	1,932,873
6.50%, 11/15/2035	2,232,000	2,854,851
4.75%, 3/1/2044	406,000	432,288
NBCUniversal Media LLC
5.95%, 4/1/2041	1,778,000	2,148,061
4.45%, 1/15/2043	532,000	535,021
Time Warner Cable LLC
7.30%, 7/1/2038	2,354,000	2,822,862
6.75%, 6/15/2039	2,759,000	3,165,796
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	804,000	1,067,100
Viacom, Inc.
6.88%, 4/30/2036	1,689,000	2,011,920
4.38%, 3/15/2043	2,083,000	1,867,822
Walt Disney Co. (The)
3.00%, 2/13/2026	1,453,000	1,422,151
1.85%, 7/30/2026	2,974,000	2,647,106
		32,014,049
Metals & Mining - 3.2%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	852,000	876,472
5.00%, 9/30/2043	1,825,000	2,101,897
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	1,707,000	1,994,480
Southern Copper Corp.
6.75%, 4/16/2040	507,000	632,697
5.25%, 11/8/2042	2,242,000	2,390,978
5.88%, 4/23/2045	779,000	896,218

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Vale Overseas Ltd.
6.25%, 8/10/2026	1,990,000	2,244,123
6.88%, 11/21/2036	2,682,000	3,225,105
6.88%, 11/10/2039	1,755,000	2,127,937
Vale SA
5.63%, 9/11/2042	1,964,000	2,113,264
		18,603,171
Multiline Retail - 0.8%
Target Corp.
3.50%, 7/1/2024	724,000	738,710
2.50%, 4/15/2026	1,813,000	1,682,347
4.00%, 7/1/2042	682,000	668,609
3.63%, 4/15/2046	1,942,000	1,774,704
		4,864,370
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	2,214,000	2,818,098

Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.
6.45%, 9/15/2036	1,861,000	2,216,901
Apache Corp.
6.00%, 1/15/2037	1,567,000	1,781,612
BP Capital Markets plc
3.81%, 2/10/2024	735,000	752,855
3.51%, 3/17/2025	1,006,000	1,004,600
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	1,564,000	1,885,142
Cenovus Energy, Inc.
6.75%, 11/15/2039	1,237,000	1,418,445
CNOOC Finance 2015 USA LLC
3.50%, 5/5/2025	450,000	438,121
ConocoPhillips
6.50%, 2/1/2039	3,347,000	4,377,190
ConocoPhillips Holding Co.
6.95%, 4/15/2029	769,000	984,396
Devon Financing Co. LLC
7.88%, 9/30/2031	439,000	584,648
Ecopetrol SA
5.88%, 9/18/2023	1,572,000	1,703,655
4.13%, 1/16/2025	1,351,000	1,321,954
5.88%, 5/28/2045	1,656,000	1,660,968
Hess Corp.
5.60%, 2/15/2041	1,915,000	1,972,181
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	1,271,000	1,529,757
Kinder Morgan, Inc.
7.75%, 1/15/2032	843,000	1,073,228
Nexen Energy ULC
6.40%, 5/15/2037	4,860,000	6,010,542
Phillips 66
5.88%, 5/1/2042	1,412,000	1,679,362
Statoil ASA
3.70%, 3/1/2024	1,403,000	1,435,102
Suncor Energy, Inc.
6.50%, 6/15/2038	807,000	1,035,110
Total Capital International SA
3.70%, 1/15/2024	1,074,000	1,097,536
3.75%, 4/10/2024	1,622,000	1,665,645
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	1,308,000	1,618,772
7.63%, 1/15/2039	930,000	1,321,968
Valero Energy Corp.
6.63%, 6/15/2037	1,466,000	1,820,795
Williams Partners LP
6.30%, 4/15/2040	1,559,000	1,837,142
		44,227,627
Pharmaceuticals - 5.0%
AstraZeneca plc
3.38%, 11/16/2025	1,630,000	1,603,833
6.45%, 9/15/2037	2,880,000	3,681,149
4.00%, 9/18/2042	907,000	869,717
4.38%, 11/16/2045	943,000	952,731
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	1,485,000	1,970,803
Merck & Co., Inc.
4.15%, 5/18/2043	1,455,000	1,510,674
Novartis Capital Corp.
3.40%, 5/6/2024	1,863,000	1,878,905
4.40%, 5/6/2044	2,959,000	3,205,617
Pfizer, Inc.
3.40%, 5/15/2024	1,772,000	1,790,368
2.75%, 6/3/2026	1,642,000	1,565,641
3.00%, 12/15/2026	2,048,000	1,980,804
4.00%, 12/15/2036	1,239,000	1,276,255
7.20%, 3/15/2039	2,481,000	3,601,739
4.13%, 12/15/2046	634,000	652,451
Wyeth LLC
5.95%, 4/1/2037	1,852,000	2,355,245
		28,895,932
Software - 1.4%
Microsoft Corp.
4.50%, 10/1/2040	1,567,000	1,732,447
5.30%, 2/8/2041	180,000	219,145
Oracle Corp.
6.50%, 4/15/2038	1,481,000	2,006,610
6.13%, 7/8/2039	2,092,000	2,736,195
5.38%, 7/15/2040	1,038,000	1,252,346
		7,946,743
Specialty Retail - 0.7%
Home Depot, Inc. (The)
5.88%, 12/16/2036	3,086,000	3,926,476

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.
3.45%, 5/6/2024	2,670,000	2,689,706
2.50%, 2/9/2025	1,147,000	1,083,111
3.20%, 5/13/2025	4,207,000	4,167,100
3.85%, 5/4/2043	2,092,000	2,038,563
4.45%, 5/6/2044	1,068,000	1,130,254
3.45%, 2/9/2045	1,987,000	1,815,535
4.38%, 5/13/2045	1,237,000	1,296,225
HP, Inc.
6.00%, 9/15/2041	921,000	973,380
		15,193,874
Thrifts & Mortgage Finance - 0.4%
BPCE SA
4.00%, 4/15/2024	2,055,000	2,096,478

Tobacco - 1.3%
Altria Group, Inc.
4.00%, 1/31/2024	1,611,000	1,657,407
5.38%, 1/31/2044	2,485,000	2,846,664
Philip Morris International, Inc.
6.38%, 5/16/2038	1,264,000	1,636,900

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
4.25%, 11/10/2044	1,593,000	1,585,705
		7,726,676
Wireless Telecommunication Services - 1.2%
America Movil SAB de CV
6.38%, 3/1/2035	1,082,000	1,309,280
6.13%, 3/30/2040	1,574,000	1,907,113
4.38%, 7/16/2042	375,000	377,713
Telefonica Europe BV
8.25%, 9/15/2030	723,000	988,664
Vodafone Group plc
6.15%, 2/27/2037	1,436,000	1,715,840
4.38%, 2/19/2043	821,000	781,855
		7,080,465
TOTAL CORPORATE BONDS (Cost $557,537,524)		549,743,417

SHORT-TERM INVESTMENTS - 2.5%

REPURCHASE AGREEMENTS(a) - 2.5%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $14,138,213
(Cost $14,137,691)	14,137,691	14,137,691

Total Investments - 98.2% (Cost $571,675,215)		563,881,108
Other Assets Less Liabilities - 1.8%		10,613,987
Net Assets - 100.0%		574,495,095

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,652,018
Aggregate gross unrealized depreciation	(10,802,743)
Net unrealized depreciation	$(8,150,725)
Federal income tax cost	$571,767,720

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10 Year Note	1,913	6/20/2018	USD	$229,649,672	$377,883
U.S. Treasury Long Bond	2,143	6/20/2018	USD	307,386,562	(505,998)
U.S. Treasury Ultra Bond	193	6/20/2018	USD	30,083,875	(135,998)
					$(264,113)

Cash collateral in the amount of $8,592,925 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

K-1 Free Crude Oil Strategy ETF

Consolidated Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 87.8%

REPURCHASE AGREEMENTS(a) - 87.8%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $5,865,282
(Cost $5,865,065)	5,865,065	5,865,065

Total Investments - 87.8% (Cost $5,865,065)		5,865,065
Other Assets Less Liabilities - 12.2%		815,038
Net Assets - 100.0%		6,680,103

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$240,283
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$240,283
Federal income tax cost	$5,865,065

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Crude Oil	1	3/19/2018	USD	$30,820	$1,294
WTI Crude Oil	108	3/20/2018	USD	6,657,120	238,989
					$240,283

Cash collateral in the amount of $250,635 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 92.5%

Aerospace & Defense - 2.3%
Boeing Co. (The)	9,323	3,376,884
General Dynamics Corp.	16,256	3,616,147
Huntington Ingalls Industries, Inc.	10,057	2,635,035
L3 Technologies, Inc.	11,990	2,488,524
Northrop Grumman Corp.	8,882	3,109,055
Raytheon Co.	3,525	766,723
Rockwell Collins, Inc.	4,842	666,840
United Technologies Corp.	2,017	271,771
		16,930,979
Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	7,125	743,921

Airlines - 0.5%
Alaska Air Group, Inc.	16,620	1,071,990
American Airlines Group, Inc.	14,038	761,561
United Continental Holdings, Inc.*	23,054	1,562,831
		3,396,382
Auto Components - 0.3%
BorgWarner, Inc.	42,946	2,107,790

Automobiles - 0.8%
Ford Motor Co.	286,721	3,042,110
General Motors Co.	69,356	2,729,158
		5,771,268
Banks - 5.4%
Bank of America Corp.	156,446	5,021,917
Citigroup, Inc.	83,056	6,269,897
Citizens Financial Group, Inc.	58,539	2,545,861
Fifth Third Bancorp	81,707	2,700,416
Huntington Bancshares, Inc.	68,071	1,068,715
JPMorgan Chase & Co.	61,429	7,095,050
KeyCorp	121,928	2,576,339
M&T Bank Corp.	12,155	2,307,505
PNC Financial Services Group, Inc. (The)	7,959	1,254,816
Regions Financial Corp.	138,361	2,685,587
SunTrust Banks, Inc.	41,649	2,908,766
Wells Fargo & Co.	66,825	3,903,248
		40,338,117
Beverages - 1.6%
Brown-Forman Corp., Class B	35,522	2,479,080
Coca-Cola Co. (The)	44,447	1,920,999
Constellation Brands, Inc., Class A	13,451	2,898,422
Molson Coors Brewing Co., Class B	32,042	2,443,203
PepsiCo, Inc.	19,651	2,156,304
		11,898,008
Biotechnology - 2.2%
AbbVie, Inc.	37,027	4,288,837
Alexion Pharmaceuticals, Inc.*	7,487	879,348
Amgen, Inc.	10,363	1,904,409
Celgene Corp.*	19,408	1,690,825
Gilead Sciences, Inc.	33,795	2,660,680
Incyte Corp.*	10,830	922,283
Regeneron Pharmaceuticals, Inc.*	3,523	1,128,910
Vertex Pharmaceuticals, Inc.*	19,431	3,226,129
		16,701,421
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	34,878	2,115,700
Johnson Controls International plc	28,176	1,038,849
Masco Corp.	16,451	676,465
		3,831,014
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	8,473	1,604,447
Ameriprise Financial, Inc.	6,428	1,005,596
Cboe Global Markets, Inc.	21,084	2,361,619
CME Group, Inc.	13,339	2,216,408
E*TRADE Financial Corp.*	14,397	751,955
Franklin Resources, Inc.	14,198	549,037
Intercontinental Exchange, Inc.	33,914	2,478,435
Invesco Ltd.	72,620	2,363,055
Nasdaq, Inc.	27,421	2,214,246
Raymond James Financial, Inc.	25,994	2,409,904
S&P Global, Inc.	17,470	3,350,746
T. Rowe Price Group, Inc.	16,424	1,837,846
		23,143,294
Chemicals - 1.9%
CF Industries Holdings, Inc.	19,904	820,841
DowDuPont, Inc.	26,011	1,828,573
Eastman Chemical Co.	24,691	2,495,766
FMC Corp.	3,149	247,134
LyondellBasell Industries NV, Class A	23,621	2,556,265
Monsanto Co.	16,641	2,053,000
Mosaic Co. (The)	38,898	1,023,795
Praxair, Inc.	20,029	2,999,343
		14,024,717
Commercial Services & Supplies - 0.7%
Republic Services, Inc.	37,409	2,513,136
Waste Management, Inc.	34,240	2,955,597
		5,468,733
Communications Equipment - 0.7%
Cisco Systems, Inc.	61,825	2,768,523
F5 Networks, Inc.*	6,220	923,794
Juniper Networks, Inc.	24,695	633,674
Motorola Solutions, Inc.	9,331	990,486
		5,316,477
Construction & Engineering - 0.3%
Fluor Corp.	40,314	2,293,866
Quanta Services, Inc.*	8,918	307,136
		2,601,002
Construction Materials - 0.1%
Vulcan Materials Co.	6,327	744,878

Consumer Finance - 1.0%
Capital One Financial Corp.	8,744	856,300
Discover Financial Services	35,677	2,812,418
Navient Corp.	122,360	1,585,786
Synchrony Financial	71,829	2,613,857
		7,868,361
Containers & Packaging - 0.9%
Avery Dennison Corp.	12,428	1,468,368
Ball Corp.	55,399	2,213,190
International Paper Co.	4,462	265,891
WestRock Co.	38,717	2,546,030
		6,493,479
Distributors - 0.3%
LKQ Corp.*	58,643	2,315,226

Diversified Consumer Services - 0.1%
H&R Block, Inc.	39,521	1,001,067

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	33,907	7,025,531
Leucadia National Corp.	82,180	1,971,498
		8,997,029
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	105,845	3,842,173
CenturyLink, Inc.	49,222	869,753
Verizon Communications, Inc.	65,243	3,114,701
		7,826,627
Electric Utilities - 2.2%
American Electric Power Co., Inc.	33,780	2,215,292
Edison International	42,266	2,560,897
Entergy Corp.	14,953	1,133,737
Exelon Corp.	71,807	2,659,731
FirstEnergy Corp.	78,968	2,553,036
PG&E Corp.	65,425	2,688,313
Pinnacle West Capital Corp.	10,296	792,380
Xcel Energy, Inc.	47,673	2,063,287
		16,666,673
Electrical Equipment - 0.4%
Acuity Brands, Inc.	2,381	339,483
AMETEK, Inc.	33,862	2,564,708
		2,904,191
Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	74,159	2,156,544
Knowles Corp.*	1	7
		2,156,551
Energy Equipment & Services - 0.9%
Halliburton Co.	61,560	2,857,615
Helmerich & Payne, Inc.	33,859	2,185,599
Schlumberger Ltd.	10,500	689,220
TechnipFMC plc	35,856	1,033,370
		6,765,804
Equity Real Estate Investment Trusts (REITs) - 5.0%
Apartment Investment & Management Co., Class A	56,178	2,171,842
AvalonBay Communities, Inc.	16,554	2,582,755
Duke Realty Corp.	91,602	2,268,982
Equity Residential	37,465	2,106,657
Essex Property Trust, Inc.	5,087	1,138,623
Extra Space Storage, Inc.	26,400	2,245,320
Federal Realty Investment Trust	20,674	2,355,596
Host Hotels & Resorts, Inc.	106,395	1,974,691
Iron Mountain, Inc.	15,632	491,783
Kimco Realty Corp.	120,369	1,800,720
Mid-America Apartment Communities, Inc.	25,839	2,217,503
Prologis, Inc.	47,523	2,883,696
Public Storage	1,721	334,631
Realty Income Corp.	42,724	2,101,166
Regency Centers Corp.	32,979	1,916,410
Simon Property Group, Inc.	3,871	594,237
UDR, Inc.	53,291	1,791,643
Ventas, Inc.	48,160	2,327,091
Vornado Realty Trust	34,007	2,260,445
Welltower, Inc.	38,368	2,014,320
		37,578,111
Food & Staples Retailing - 1.1%
CVS Health Corp.	49,400	3,345,862
Kroger Co. (The)	65,682	1,781,296
Walgreens Boots Alliance, Inc.	23,415	1,613,059
Walmart, Inc.	13,254	1,192,993
		7,933,210
Food Products - 1.3%
Archer-Daniels-Midland Co.	55,182	2,291,157
Campbell Soup Co.	24,792	1,067,296
Conagra Brands, Inc.	57,492	2,077,186
Hershey Co. (The)	21,802	2,142,264
Hormel Foods Corp.	13,609	441,748
McCormick & Co., Inc. (Non-Voting)	6,680	713,290
Tyson Foods, Inc., Class A	18,023	1,340,551
		10,073,492
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	17,645	1,064,523
Align Technology, Inc.*	4,211	1,105,472
Baxter International, Inc.	42,349	2,870,839
Boston Scientific Corp.*	35,997	981,278
Cooper Cos., Inc. (The)	7,828	1,804,510
Danaher Corp.	11,463	1,120,852
Edwards Lifesciences Corp.*	16,964	2,267,578
Hologic, Inc.*	9,912	384,883
IDEXX Laboratories, Inc.*	11,526	2,158,013
Intuitive Surgical, Inc.*	3,281	1,399,182
Medtronic plc	9,558	763,589
		15,920,719
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	15,206	1,447,003
Anthem, Inc.	8,963	2,109,711
Cardinal Health, Inc.	34,678	2,400,064
Centene Corp.*	24,249	2,459,334
Envision Healthcare Corp.*	63,541	2,446,328
Express Scripts Holding Co.*	41,307	3,116,613
Humana, Inc.	2,356	640,408
McKesson Corp.	15,133	2,258,298
Quest Diagnostics, Inc.	17,090	1,761,124
UnitedHealth Group, Inc.	13,024	2,945,508
Universal Health Services, Inc., Class B	2,465	281,503
		21,865,894
Health Care Technology - 0.3%
Cerner Corp.*	32,079	2,058,189

Hotels, Restaurants & Leisure - 2.4%
Carnival Corp.	38,113	2,550,141
Darden Restaurants, Inc.	20,229	1,864,911
Marriott International, Inc., Class A	22,223	3,138,110
McDonald’s Corp.	5,934	936,029
MGM Resorts International	72,405	2,478,423
Norwegian Cruise Line Holdings Ltd.*	26,414	1,502,957
Royal Caribbean Cruises Ltd.	20,415	2,584,539
Wyndham Worldwide Corp.	18,724	2,167,865
Wynn Resorts Ltd.	5,863	982,052
		18,205,027
Household Durables - 1.1%
DR Horton, Inc.	50,897	2,132,584
Garmin Ltd.	33,574	1,988,924
Lennar Corp., Class A	36,512	2,065,849
PulteGroup, Inc.	76,967	2,160,464
		8,347,821
Household Products - 1.0%
Church & Dwight Co., Inc.	39,353	1,935,774
Clorox Co. (The)	19,527	2,520,545
Procter & Gamble Co. (The)	36,332	2,852,789
		7,309,108

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	101,309	1,101,229

Industrial Conglomerates - 0.5%
3M Co.	5,070	1,194,036
General Electric Co.	82,116	1,158,657
Honeywell International, Inc.	7,784	1,176,240
		3,528,933
Insurance - 3.3%
Aflac, Inc.	10,569	939,373
Allstate Corp. (The)	28,761	2,653,490
Arthur J Gallagher & Co.	35,801	2,474,207
Assurant, Inc.	25,146	2,149,229
Everest Re Group Ltd.	9,523	2,287,805
Hartford Financial Services Group, Inc. (The)	20,599	1,088,657
Loews Corp.	41,228	2,033,777
Marsh & McLennan Cos., Inc.	13,673	1,135,132
Principal Financial Group, Inc.	35,388	2,205,734
Progressive Corp. (The)	52,008	2,994,621
Torchmark Corp.	27,879	2,380,030
Travelers Cos., Inc. (The)	3,982	553,498
Unum Group	41,732	2,126,663
		25,022,216
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.*	7,748	11,718,462
Booking Holdings, Inc.*	646	1,313,990
Expedia, Inc.	4,322	454,545
Netflix, Inc.*	7,929	2,310,352
		15,797,349
Internet Software & Services - 3.3%
Alphabet, Inc., Class A*	4,882	5,389,337
Alphabet, Inc., Class C*	4,957	5,476,147
Facebook, Inc., Class A*	66,841	11,919,087
VeriSign, Inc.*	20,550	2,384,211
		25,168,782
IT Services - 2.4%
Accenture plc, Class A	1,712	275,649
Alliance Data Systems Corp.	9,683	2,333,216
CSRA, Inc.	60,801	2,464,264
DXC Technology Co.	28,606	2,933,259
International Business Machines Corp.	6,654	1,036,893
Mastercard, Inc., Class A	8,924	1,568,482
Paychex, Inc.	22,861	1,488,937
PayPal Holdings, Inc.*	3,548	281,747
Total System Services, Inc.	10,148	892,517
Visa, Inc., Class A	24,223	2,977,976
Western Union Co. (The)	98,287	1,948,048
		18,200,988
Leisure Products - 0.1%
Hasbro, Inc.	4,100	391,837

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	37,870	2,597,503
IQVIA Holdings, Inc.*	24,901	2,448,516
Mettler-Toledo International, Inc.*	3,886	2,394,631
		7,440,650
Machinery - 2.0%
Caterpillar, Inc.	1,713	264,881
Cummins, Inc.	15,697	2,639,765
Deere & Co.	5,622	904,411
Dover Corp.	24,768	2,479,277
Illinois Tool Works, Inc.	7,750	1,251,160
PACCAR, Inc.	5,290	378,711
Parker-Hannifin Corp.	13,632	2,432,903
Snap-on, Inc.	10,992	1,750,146
Stanley Black & Decker, Inc.	16,057	2,556,114
Xylem, Inc.	7,390	551,146
		15,208,514
Media - 2.6%
Comcast Corp., Class A	104,372	3,779,310
Discovery Communications, Inc., Class A*	95,045	2,311,495
DISH Network Corp., Class A*	30,191	1,258,663
Interpublic Group of Cos., Inc. (The)	34,656	810,950
News Corp., Class A	54,318	876,149
Omnicom Group, Inc.	31,631	2,411,231
Scripps Networks Interactive, Inc., Class A	8,541	767,494
Twenty-First Century Fox, Inc., Class A	79,264	2,918,501
Viacom, Inc., Class B	77,479	2,583,150
Walt Disney Co. (The)	15,270	1,575,253
		19,292,196
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.*	141,806	2,637,591
Nucor Corp.	35,129	2,297,437
		4,935,028
Multiline Retail - 0.6%
Macy’s, Inc.	22,812	670,901
Nordstrom, Inc.	15,852	813,366
Target Corp.	41,435	3,124,613
		4,608,880
Multi-Utilities - 1.7%
Ameren Corp.	38,720	2,102,496
CenterPoint Energy, Inc.	90,009	2,434,744
Consolidated Edison, Inc.	26,418	1,978,444
DTE Energy Co.	21,671	2,184,003
SCANA Corp.	51,191	2,030,747
Sempra Energy	18,394	2,004,578
		12,735,012
Oil, Gas & Consumable Fuels - 5.4%
Andeavor	6,940	621,963
Apache Corp.	62,282	2,126,930
Cabot Oil & Gas Corp.	74,782	1,806,733
Chesapeake Energy Corp.*	404,999	1,142,097
Chevron Corp.	57,889	6,478,937
Cimarex Energy Co.	22,172	2,130,507
Concho Resources, Inc.*	10,561	1,592,599
ConocoPhillips	65,591	3,562,247
Devon Energy Corp.	69,682	2,137,147
EOG Resources, Inc.	32,794	3,325,967
Exxon Mobil Corp.	84,527	6,402,075
Marathon Petroleum Corp.	8,885	569,173
Newfield Exploration Co.*	15,405	359,399
Occidental Petroleum Corp.	27,716	1,818,170
ONEOK, Inc.	9,118	513,617
Phillips 66	12,221	1,104,412
Range Resources Corp.	166,434	2,211,908
Valero Energy Corp.	26,497	2,395,859
		40,299,740
Personal Products - 0.5%
Coty, Inc., Class A	39,824	769,400
Estee Lauder Cos., Inc. (The), Class A	20,874	2,889,796
		3,659,196

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	55,662	3,684,824
Eli Lilly & Co.	32,932	2,536,423
Johnson & Johnson	47,303	6,143,714
Merck & Co., Inc.	41,756	2,264,010
Pfizer, Inc.	79,209	2,876,079
Zoetis, Inc.	26,204	2,118,855
		19,623,905
Professional Services - 0.7%
Equifax, Inc.	12,837	1,450,581
IHS Markit Ltd.*	53,231	2,504,518
Nielsen Holdings plc	40,803	1,331,402
		5,286,501
Road & Rail - 1.3%
CSX Corp.	16,631	893,418
JB Hunt Transport Services, Inc.	3,660	433,966
Kansas City Southern	10,407	1,072,337
Norfolk Southern Corp.	21,436	2,981,319
Union Pacific Corp.	32,692	4,258,133
		9,639,173
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc.*	22,793	276,023
Analog Devices, Inc.	20,474	1,845,731
Applied Materials, Inc.	34,165	1,967,562
Broadcom Ltd.	1,345	331,489
Intel Corp.	93,336	4,600,531
KLA-Tencor Corp.	9,028	1,022,963
Lam Research Corp.	15,224	2,920,877
Microchip Technology, Inc.	21,438	1,906,481
Micron Technology, Inc.*	76,995	3,758,126
NVIDIA Corp.	9,217	2,230,514
QUALCOMM, Inc.	4,169	270,985
Skyworks Solutions, Inc.	25,115	2,743,814
Texas Instruments, Inc.	15,011	1,626,442
		25,501,538
Software - 5.0%
Adobe Systems, Inc.*	22,180	4,638,503
CA, Inc.	56,274	1,975,217
Citrix Systems, Inc.*	24,526	2,256,392
Intuit, Inc.	9,556	1,594,514
Microsoft Corp.	154,643	14,500,874
Oracle Corp.	101,725	5,154,406
Red Hat, Inc.*	3,745	552,013
salesforce.com, Inc.*	35,057	4,075,376
Symantec Corp.	93,902	2,468,684
Synopsys, Inc.*	7,053	597,178
		37,813,157
Specialty Retail - 2.2%
Best Buy Co., Inc.	16,914	1,225,250
Foot Locker, Inc.	8,483	389,455
Gap, Inc. (The)	53,454	1,688,077
Home Depot, Inc. (The)	16,909	3,082,004
L Brands, Inc.	13,510	666,448
Lowe’s Cos., Inc.	16,758	1,501,349
O’Reilly Automotive, Inc.*	2,158	526,962
Ross Stores, Inc.	35,892	2,802,806
Signet Jewelers Ltd.	11,553	580,885
TJX Cos., Inc. (The)	26,963	2,229,301
Ulta Beauty, Inc.*	7,778	1,581,656
		16,274,193
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	106,524	18,974,055
HP, Inc.	44,317	1,036,575
NetApp, Inc.	10,768	652,002
Western Digital Corp.	17,429	1,517,020
Xerox Corp.	22,686	687,840
		22,867,492
Textiles, Apparel & Luxury Goods - 0.9%
Michael Kors Holdings Ltd.*	24,757	1,557,958
NIKE, Inc., Class B	32,767	2,196,372
Ralph Lauren Corp.	15,824	1,674,812
Under Armour, Inc., Class A*	100,583	1,667,666
		7,096,808
Tobacco - 0.9%
Altria Group, Inc.	72,600	4,570,170
Philip Morris International, Inc.	19,512	2,020,468
		6,590,638
Trading Companies & Distributors - 0.2%
United Rentals, Inc.*	9,892	1,731,990
TOTAL COMMON STOCKS (Cost $617,456,850)		695,120,525

	Principal Amount ($)
SHORT-TERM INVESTMENTS(a) - 2.3%

REPURCHASE AGREEMENTS(b) - 2.3%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $17,531,939 (Cost $17,531,290)	17,531,290	17,531,290

Total Investments - 94.8% (Cost $634,988,140)		712,651,815
Other Assets Less Liabilities - 5.2%		39,005,151
Net Assets - 100.0%		751,656,966

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $77,998,900.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,569,963
Aggregate gross unrealized depreciation	(26,755,084)
Net unrealized appreciation	$85,814,879
Federal income tax cost	$635,924,286

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(151,977,356)	(154,518,233)	1/7/2019	Goldman Sachs International	(1.58)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	(2,636,888)
(22,566,540)	(22,459,537)	1/7/2019	Societe Generale	(1.38)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	89,433
182,527,748	190,917,680	11/13/2019	Societe Generale	1.78%	Credit Suisse 130/30 Large Cap Index (long portion)(4)	8,645,170
(43,522,929)	(44,278,709)	11/6/2018	UBS AG	(1.68)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	(777,787)
82,850,672	86,528,057	11/13/2019	UBS AG	1.93%	Credit Suisse 130/30 Large Cap Index (long portion)(4)	3,767,422
47,311,595	56,189,258					9,087,350
					Total Appreciation	12,502,025
					Total Depreciation	(3,414,675)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_February.pdf

(4)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Abbreviations

USD                                            U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Long Online/Short Stores ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 95.4%

Diversified Consumer Services - 4.3%
Chegg, Inc.*	104,013	2,070,899

Internet & Direct Marketing Retail - 63.9%
1-800-Flowers.com, Inc., Class A*	89,118	1,038,225
Amazon.com, Inc.*	7,526	11,382,699
Duluth Holdings, Inc., Class B*	71,879	1,209,005
FTD Cos., Inc.*	68,249	410,859
Groupon, Inc.*	478,881	2,049,611
JD.com, Inc., ADR*	28,961	1,365,511
Liberty Interactive Corp. QVC Group, Class A*	53,020	1,530,687
Liberty Ventures, Series A*	10,901	583,422
Netflix, Inc.*	7,403	2,157,086
Netshoes Cayman Ltd.*	11,522	92,061
Nutrisystem, Inc.	50,942	1,566,466
PetMed Express, Inc.	44,844	2,026,500
Shutterfly, Inc.*	27,262	2,091,813
Vipshop Holdings Ltd., ADR*	73,892	1,284,982
Wayfair, Inc., Class A*	28,128	2,177,670
		30,966,597
Internet Software & Services - 27.2%
Alibaba Group Holding Ltd., ADR*	38,636	7,191,705
eBay, Inc.*	48,458	2,076,910
Etsy, Inc.*	100,458	2,542,592
MercadoLibre, Inc.	3,616	1,402,899
		13,214,106
TOTAL COMMON STOCKS (Cost $42,308,842)		46,251,602

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(a) - 0.4%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $206,956 (Cost $206,949)	206,949	206,949

Total Investments - 95.8% (Cost $42,515,791)		46,458,551
Other Assets Less Liabilities - 4.2%		2,045,043
Net Assets - 100.0%		48,503,594

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                     American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,196,900
Aggregate gross unrealized depreciation	(1,705,081)
Net unrealized appreciation	$3,491,819
Federal income tax cost	$42,530,576

Swap Agreements

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(21,810,000)	(21,856,664)	11/13/2019	Credit Suisse International	(2.08)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(44,488)
1,750,000	1,754,607	11/13/2019	Credit Suisse International	1.78%	ProShares Online Retail Index	4,162
(1,755,000)	(2,279,006)	11/6/2019	Societe Generale	0.42%	Solactive-ProShares Bricks and Mortar Retail Store Index	(579,630)
270,000	457,584	11/6/2019	Societe Generale	1.93%	ProShares Online Retail Index	183,800
(21,545,000)	(21,923,479)					(436,156)
					Total Appreciation	187,962
					Total Depreciation	(624,118)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                                        U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 90.4%

REPURCHASE AGREEMENTS(a) - 90.4%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $2,687,162 (Cost $2,687,062)	2,687,062	2,687,062

Total Investments - 90.4% (Cost $2,687,062)		2,687,062
Other Assets Less Liabilities - 9.6%		284,372
Net Assets - 100.0%		2,971,434

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,258
Aggregate gross unrealized depreciation	(31,349)
Net unrealized appreciation	$4,909
Federal income tax cost	$2,687,062

See accompanying notes to schedules of portfolio investments.

Managed Futures Strategy ETF had the following open long and short futures contracts as of February 28, 2018:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Copper	1	5/29/2018	USD	$78,313	$(1,940)
Corn	4	7/13/2018	USD	77,900	2,114
Cotton No. 2	2	5/8/2018	USD	82,930	4,669
E-Mini Euro	2	3/19/2018	USD	152,712	4,153
Foreign Exchange AUD/USD	2	3/19/2018	USD	155,560	(1,780)
Foreign Exchange CAD/USD	2	3/20/2018	USD	155,920	(5,317)
Foreign Exchange CHF/USD	1	3/19/2018	USD	132,612	(1,365)
Foreign Exchange GBP/USD	2	3/19/2018	USD	172,225	2,825
Foreign Exchange JPY/USD	1	3/19/2018	USD	117,325	2,729
Gold	3	4/26/2018	USD	127,111	(856)
Live Cattle	3	4/30/2018	USD	147,930	(1,689)
Natural Gas	2	3/27/2018	USD	53,340	(1,815)
NY Harbor ULSD	1	3/29/2018	USD	79,947	(4,521)
RBOB Gasoline	1	4/30/2018	USD	81,451	(3,686)
Silver	4	5/29/2018	USD	65,628	(1,139)
Soybean	2	5/14/2018	USD	105,550	6,007
Wheat	3	12/14/2018	USD	81,113	4,542
WTI Crude Oil	1	3/20/2018	USD	61,640	(2,192)
					$739

Futures Contracts Sold

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cocoa	3	5/15/2018	USD	$66,540	$(5,049)
Coffee ‘C’	1	5/18/2018	USD	45,750	278
Lean Hogs	4	4/13/2018	USD	107,560	4,928
Sugar No. 11	4	4/30/2018	USD	59,942	1,514
U.S. Treasury 10 Year Note	3	6/20/2018	USD	360,141	1,158
U.S. Treasury Long Bond	2	6/20/2018	USD	286,875	1,341
					$4,170
					$4,909

Cash collateral in the amount of $82,651 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Abbreviations

AUD                                                      Australian Dollar

CAD                                                      Canadian Dollar

CHF                                                       Swiss Franc

GBP                                                        British Pound

JPY                                                            Japanese Yen

USD                                                        U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Merger ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 88.8%

Aerospace & Defense - 5.3%
Orbital ATK, Inc.	862	113,836
Rockwell Collins, Inc.	870	119,816
		233,652
Beverages - 2.6%
Dr Pepper Snapple Group, Inc.	989	114,971

Biotechnology - 7.9%
Ablynx NV*	2,129	113,661
Bioverativ, Inc.*	1,115	116,718
Juno Therapeutics, Inc.*	1,346	116,793
		347,172
Chemicals - 5.2%
A Schulman, Inc.	2,680	117,518
Calgon Carbon Corp.	5,327	113,199
		230,717
Construction & Engineering - 2.8%
Chicago Bridge & Iron Co. NV	7,178	125,328

Electrical Equipment - 2.6%
General Cable Corp.	3,896	115,127

Equity Real Estate Investment Trusts (REITs) - 5.1%
Intu Properties plc	37,186	103,514
Westfield Corp.	17,924	121,953
		225,467
Food Products - 5.2%
Blue Buffalo Pet Products, Inc.*	2,870	114,972
Snyder’s-Lance, Inc.	2,298	114,624
		229,596
Health Care Equipment & Supplies - 2.0%
NxStage Medical, Inc.*	3,816	88,836

Health Care Providers & Services - 5.1%
Aetna, Inc.	642	113,673
Almost Family, Inc.*	1,870	110,236
		223,909
Hotels, Restaurants & Leisure - 2.5%
Pinnacle Entertainment, Inc.*	3,686	111,207

Independent Power and Renewable Electricity Producers - 5.3%
Calpine Corp.*	7,583	115,413
Dynegy, Inc.*	9,636	117,849
		233,262
Insurance - 5.3%
Infinity Property & Casualty Corp.	994	117,242
Validus Holdings Ltd.	1,720	116,341
		233,583
IT Services - 7.8%
Blackhawk Network Holdings, Inc.*	2,564	114,739
CSRA, Inc.	2,833	114,821
DST Systems, Inc.	1,381	114,858
		344,418
Marine - 2.6%
Orient Overseas International Ltd.	12,263	114,546

Media - 5.1%
Scripps Networks Interactive, Inc., Class A	1,297	116,549
Tribune Media Co., Class A	2,646	110,259
		226,808
Multi-Utilities - 4.5%
Avista Corp.	2,164	103,504
SCANA Corp.	2,421	96,041
		199,545
Paper & Forest Products - 2.6%
KapStone Paper and Packaging Corp.	3,335	116,358

Pharmaceuticals - 1.3%
Akorn, Inc.*	3,382	57,291

Semiconductors & Semiconductor Equipment - 2.7%
Cavium, Inc.*	1,365	121,540

Software - 5.3%
Callidus Software, Inc.*	3,209	115,203
Gemalto NV*	1,968	118,512
		233,715
TOTAL COMMON STOCKS (Cost $4,035,114)		3,927,048

Number of Rights
RIGHTS - 0.1%

Biotechnology - 0.1%
Dyax Corp., CVR*(a)(b) (Cost $—)	4,897	5,436

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 12.2%

REPURCHASE AGREEMENTS(c) - 12.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $538,236 (Cost $538,216)	538,216	538,216

Total Investments - 101.1% (Cost $4,573,330)		4,470,700
Liabilities Less Other Assets - (1.1%)		(48,400)
Net Assets - 100.0%		4,422,300

*                 Non-income producing security.

(a)         Security fair valued as of February 28, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2018 amounted to $5,436, which represents approximately 0.12% of net assets of the Fund.

(b)         Illiquid security.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Abbreviations

CVR                                             Contingent Value Rights — No defined expiration

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,814
Aggregate gross unrealized depreciation	(192,028)
Net unrealized depreciation	$(146,214)
Federal income tax cost	$4,576,837

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of February 28, 2018:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	05/09/18	(192,000)	$152,448	$149,149	$3,299
U.S. Dollar vs. Danish Krone	Goldman Sachs International	05/09/18	(851,000)	143,170	140,195	2,975
U.S. Dollar vs. Euro	Goldman Sachs International	05/09/18	(145,000)	181,481	177,828	3,653
U.S. Dollar vs. Hong Kong Dollar	Goldman Sachs International	05/09/18	(1,048,000)	134,296	134,178	118
						$10,045
U.S. Dollar vs. Danish Krone	Goldman Sachs International	05/09/18	851,000	$(141,453)	$140,194	$(1,259)
U.S. Dollar vs. British Pound	Goldman Sachs International	05/09/18	4,000	(5,671)	5,524	(147)
						$(1,406)
						$8,639

Swap Agreements

Merger ETF had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(4,905)	(5,255)	11/6/2018	Citibank NA	(0.78)%	S&P Merger Arbitrage Index (short exposure to Acquirers)(3)	(468)
5,604	5,780	11/6/2018	Citibank NA	1.93%	S&P Merger Arbitrage Index (long exposure to Targets)(4)	161
(1,141,409)	(1,164,774)	12/6/2018	Societe Generale	(0.88)%	S&P Merger Arbitrage Index (short exposure to Acquirers)(3)	(22,438)
686,455	662,757	12/6/2018	Societe Generale	2.03%	S&P Merger Arbitrage Index (long exposure to Targets)(4)	(25,971)
(454,255)	(501,492)					(48,716)
					Total Appreciation	161
					Total Depreciation	(48,877)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_February.pdf.

(4)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Abbreviations

USD                       U.S. Dollar

Merger ETF invested, as a percentage of net assets, in the following countries as of February 28, 2018:

United States	76.0%
Australia	2.8%
Netherlands	2.7%
Hong Kong	2.6%
Belgium	2.5%
United Kingdom	2.3%
Other (1)	11.1%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 99.9%

ProShares DJ Brookfield Global Infrastructure ETF(a)	35,077	1,410,972
ProShares Global Listed Private Equity ETF(a)	35,192	1,272,191
ProShares Hedge Replication ETF*(a)	51,168	2,319,445
ProShares Inflation Expectations ETF(a)	25,676	737,030
ProShares Managed Futures Strategy ETF(a)	24,023	950,590
ProShares Merger ETF(a)	62,192	2,202,219
ProShares RAFI Long/Short(a)	22,834	840,405
TOTAL EXCHANGE TRADED FUNDS (Cost $10,023,594)		9,732,852

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENTS(b) - 0.9%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $86,460 (Cost $86,457)	86,457	86,457

Total Investments - 100.8% (Cost $10,110,051)		9,819,309
Liabilities Less Other Assets - (0.8%)		(81,273)
Net Assets - 100.0%		9,738,036

*                 Non-income producing security.

(a)         Affiliated company as defined under the Investment Company Act of 1940.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,420
Aggregate gross unrealized depreciation	(379,582)
Net unrealized depreciation	$(302,162)
Federal income tax cost	$10,121,471

See accompanying notes to schedules of portfolio investments.

Investment in a company which was affiliated for the period ending February 28, 2018, was as follows:

Exchange Traded Funds	Value May 31, 2017	Purchases at Cost	Sales at Value	Shares February 28, 2018	Value February 28, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$969,736	$1,757,315	$1,208,874	35,077	$1,410,972	$(144,607)	$48,762	$37,690
ProShares Global Listed Private Equity ETF	2,975,411	365,800	1,797,839	35,192	1,272,191	(361,300)	328,948	92,119
ProShares Hedge Replication ETF	4,798,031	322,612	2,897,655	51,168	2,319,445	(22,597)	—	122,182
ProShares Inflation Expectations ETF	3,708,639	482,296	3,331,175	25,676	737,030	72,430	24,990	(192,358)
ProShares Managed Futures Strategy ETF	3,599,333	435,702	3,009,756	24,023	950,590	(95,197)	84	23,143
ProShares Merger ETF	2,166,391	1,885,338	1,816,176	62,192	2,202,219	(40,814)	9,689	8,470
ProShares RAFI Long/Short	3,320,252	336,435	2,782,346	22,834	840,405	58,758	16,756	(90,252)
	$21,537,793	$5,585,498	$16,843,821	256,162	$9,732,852	$(533,327)	$429,229	$994

Further information about each affiliated Underlying Fund may be found herein.

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 1.8%
BAE Systems plc	245,700	1,961,488

Beverages - 1.8%
Diageo plc	58,634	1,987,406

Biotechnology - 1.8%
Shire plc	45,871	1,964,992

Chemicals - 5.5%
Croda International plc	32,984	2,100,560
FUCHS PETROLUB SE (Preference)	36,347	2,068,467
Novozymes A/S, Class B	38,321	1,977,315
		6,146,342
Commercial Services & Supplies - 1.8%
Babcock International Group plc	226,107	2,030,628

Diversified Financial Services - 5.5%
Groupe Bruxelles Lambert SA	17,883	2,051,106
Mitsubishi UFJ Lease & Finance Co. Ltd.	329,864	2,111,402
Standard Life Aberdeen plc	403,293	2,045,448
		6,207,956
Electric Utilities - 5.5%
CK Infrastructure Holdings Ltd.	246,834	2,072,380
Red Electrica Corp. SA	102,044	1,991,328
SSE plc	122,399	2,065,931
		6,129,639
Equity Real Estate Investment Trusts (REITs) - 3.7%
CapitaLand Commercial Trust	1,553,445	2,031,568
Link REIT	249,314	2,131,434
		4,163,002
Food & Staples Retailing - 3.8%
Koninklijke Ahold Delhaize NV	93,135	2,101,681
Sundrug Co. Ltd.	45,233	2,096,220
		4,197,901
Food Products - 8.9%
Associated British Foods plc	55,176	2,000,198
Chocoladefabriken Lindt & Spruengli AG, Class PC	335	2,006,349
Chocoladefabriken Lindt & Spruengli AG (Registered)	28	2,020,634
Kerry Group plc, Class A	19,152	1,914,248
Nestle SA (Registered)	25,190	2,006,564
		9,947,993
Gas Utilities - 1.8%
APA Group	325,309	2,027,976

Health Care Equipment & Supplies - 5.4%
Coloplast A/S, Class B	23,603	2,001,198
Essilor International Cie Generale d’Optique SA	14,925	1,963,223
Sysmex Corp.	24,852	2,075,173
		6,039,594
Health Care Providers & Services - 7.2%
Fresenius Medical Care AG & Co. KGaA	18,852	2,002,676
Fresenius SE & Co. KGaA	25,910	2,120,436
Ramsay Health Care Ltd.	39,059	1,944,907
Ryman Healthcare Ltd.	262,635	2,025,869
		8,093,888
Hotels, Restaurants & Leisure - 3.6%
Compass Group plc	94,914	2,021,816
Paddy Power Betfair plc	17,624	2,054,933
		4,076,749
Household Durables - 1.8%
SEB SA	10,034	2,054,755

Insurance - 1.8%
Prudential plc	79,869	2,014,419

Media - 3.7%
SES SA, FDR	140,219	2,245,467
WPP plc	99,850	1,917,842
		4,163,309
Multiline Retail - 3.6%
Don Quijote Holdings Co. Ltd.	36,880	2,077,211
Next plc	29,847	1,997,015
		4,074,226
Multi-Utilities - 1.8%
AGL Energy Ltd.	116,703	1,987,966

Oil, Gas & Consumable Fuels - 1.9%
Enagas SA	80,305	2,097,960

Personal Products - 1.8%
L’Oreal SA	9,370	2,023,349

Pharmaceuticals - 8.9%
Novartis AG (Registered)	23,612	1,977,807
Novo Nordisk A/S, Class B	39,367	2,041,605
Roche Holding AG	8,461	1,963,385
Sanofi	25,685	2,037,176
Vifor Pharma AG	13,987	1,971,397
		9,991,370
Professional Services - 3.7%
Intertek Group plc	29,417	1,991,348
Wolters Kluwer NV	41,552	2,112,296
		4,103,644
Road & Rail - 1.9%
MTR Corp. Ltd.	394,392	2,091,583

Specialty Retail - 1.8%
Shimamura Co. Ltd.	16,940	2,022,544

Tobacco - 1.7%
British American Tobacco plc	32,995	1,952,827

Trading Companies & Distributors - 3.6%
Ashtead Group plc	72,319	2,106,490
Bunzl plc	72,212	1,945,172
		4,051,662
Transportation Infrastructure - 1.8%
Abertis Infraestructuras SA	84,655	2,023,690

Wireless Telecommunication Services - 1.8%
Vodafone Group plc	717,709	2,014,874

TOTAL COMMON STOCKS (Cost $104,571,571)		111,643,732

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.0%(a)

REPURCHASE AGREEMENTS(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $2,291 (Cost $2,291)	2,291	2,291

Total Investments - 99.7% (Cost $104,573,862)		111,646,023
Other Assets Less Liabilities - 0.3%		388,997
Net Assets - 100.0%		112,035,020

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

FDR	Fiduciary Depositary Receipt

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,558,212
Aggregate gross unrealized depreciation	(3,644,592)
Net unrealized appreciation	$6,913,620
Federal income tax cost	$104,732,403

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2018:

United Kingdom	30.5%
Switzerland	10.7%
Japan	9.3%
France	9.2%
Germany	5.5%
Spain	5.5%
Denmark	5.4%
Australia	5.3%
Netherlands	3.8%
Hong Kong	3.7%
Ireland	3.5%
China	1.9%
Belgium	1.8%
Singapore	1.8%
New Zealand	1.8%
Other (1)	0.3%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Banks - 16.8%
Bancolombia SA	30,841	324,617
Bancolombia SA, ADR	7,727	325,925
Bank Central Asia Tbk. PT	200,352	337,721
Bank Rakyat Indonesia Persero Tbk. PT	1,223,506	336,390
Barclays Africa Group Ltd.	19,661	330,913
Capitec Bank Holdings Ltd.	4,904	346,148
E.Sun Financial Holding Co. Ltd.	540,091	357,958
Grupo Financiero Inbursa SAB de CV, Class O	205,703	328,677
Itau Unibanco Holding SA, ADR	22,027	342,960
Nedbank Group Ltd.	13,776	335,892
OTP Bank plc	7,378	329,797
Public Bank Bhd.	61,759	362,639
		4,059,637
Chemicals - 1.4%
Asian Paints Ltd.	19,443	333,594

Commercial Services & Supplies - 1.5%
China Everbright International Ltd.	237,746	368,198

Construction & Engineering - 1.4%
Larsen & Toubro Ltd., GDR(a)	16,870	344,148

Construction Materials - 1.4%
Grupo Argos SA	48,186	324,892

Consumer Finance - 1.4%
Bajaj Finance Ltd.	13,275	334,237

Diversified Financial Services - 5.7%
FirstRand Ltd.	54,643	342,395
Grupo de Inversiones Suramericana SA	25,032	335,632
PSG Group Ltd.	18,888	348,332
RMB Holdings Ltd.	48,507	358,320
		1,384,679
Electronic Equipment, Instruments & Components - 2.9%
Hon Hai Precision Industry Co. Ltd.	115,910	349,769
Sunny Optical Technology Group Co. Ltd.	21,174	353,626
		703,395
Equity Real Estate Investment Trusts (REITs) - 1.2%
Resilient REIT Ltd.	52,801	297,096

Food & Staples Retailing - 4.3%
BIM Birlesik Magazalar A/S	17,650	349,146
Shoprite Holdings Ltd.	15,875	349,920
SPAR Group Ltd. (The)	18,485	342,624
		1,041,690
Food Products - 1.3%
Tiger Brands Ltd.	8,863	320,575

Gas Utilities - 2.9%
China Gas Holdings Ltd.	111,765	348,467
China Resources Gas Group Ltd.	102,276	345,019
		693,486
Health Care Providers & Services - 4.3%
Bangkok Dusit Medical Services PCL, Class F	477,034	335,854
Netcare Ltd.	155,029	335,198
Sinopharm Group Co. Ltd., Class H	82,884	365,918
		1,036,970
Hotels, Restaurants & Leisure - 1.5%
Jollibee Foods Corp.	63,236	362,320

Household Products - 1.4%
Unilever Indonesia Tbk. PT	86,128	337,659

Industrial Conglomerates - 4.2%
Alfa SAB de CV, Class A	278,593	330,901
SK Holdings Co. Ltd.	1,285	337,596
Turkiye Sise ve Cam Fabrikalari A/S	268,957	338,186
		1,006,683
Insurance - 2.8%
Discovery Ltd.	22,799	345,607
Sanlam Ltd.	42,070	325,502
		671,109
Internet Software & Services - 1.4%
Tencent Holdings Ltd.	6,063	334,841

IT Services - 2.9%
Infosys Ltd., ADR	19,856	350,657
Tata Consultancy Services Ltd.	7,582	353,232
		703,889
Media - 1.4%
Naspers Ltd., Class N	1,189	329,769

Oil, Gas & Consumable Fuels - 5.0%
LUKOIL PJSC	5,201	348,440
Reliance Industries Ltd.	24,139	353,695
Rosneft Oil Co. PJSC	30,716	180,089
Ultrapar Participacoes SA, ADR	14,211	330,548
		1,212,772
Personal Products - 4.4%
AMOREPACIFIC Group	2,951	343,361
Godrej Consumer Products Ltd.	21,573	354,476
Hengan International Group Co. Ltd.	36,137	353,248
		1,051,085
Real Estate Management & Development - 8.3%
Aldar Properties PJSC	581,177	341,785
Ayala Land, Inc.	404,089	318,895
China Overseas Land & Investment Ltd.	94,601	332,425
China Vanke Co. Ltd., Class H	73,750	331,248
Longfor Properties Co. Ltd.	112,929	326,122
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	241,320	350,879
		2,001,354
Semiconductors & Semiconductor Equipment - 2.8%
Phison Electronics Corp.	35,565	348,396
Vanguard International Semiconductor Corp.	161,426	337,277
		685,673

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Specialty Retail - 1.4%
Foschini Group Ltd. (The)	18,554	337,453

Technology Hardware, Storage & Peripherals - 2.9%
Foxconn Technology Co. Ltd.	129,677	352,669
Micro-Star International Co. Ltd.	118,896	348,191
		700,860
Textiles, Apparel & Luxury Goods - 1.5%
Eclat Textile Co. Ltd.	33,959	362,906

Thrifts & Mortgage Finance - 2.8%
Housing Development Finance Corp. Ltd.	12,250	340,105
LIC Housing Finance Ltd.	42,653	332,470
		672,575
Tobacco - 1.4%
ITC Ltd.	83,466	339,585

Transportation Infrastructure - 4.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	34,750	335,727
Grupo Aeroportuario del Sureste SAB de CV, Class B	19,008	336,818
International Container Terminal Services, Inc.	163,840	346,052
		1,018,597
Water Utilities - 1.5%
Guangdong Investment Ltd.	243,733	373,110

Wireless Telecommunication Services - 1.4%
Globe Telecom, Inc.	10,012	331,042

TOTAL COMMON STOCKS (Cost $21,383,495)		24,075,879

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 1.7%

REPURCHASE AGREEMENTS(b) - 1.7%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $400,146 (Cost $400,131)	400,131	400,131

Total Investments - 101.4% (Cost $21,783,626)		24,476,010
Liabilities Less Other Assets - (1.4%)		(328,873)
Net Assets - 100.0%		24,147,137

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,021,098
Aggregate gross unrealized depreciation	(370,019)
Net unrealized appreciation	$2,651,079
Federal income tax cost	$21,824,931

See accompanying notes to schedules of portfolio investments.

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2018:

South Africa	20.9%
China	17.3%
India	14.2%
Taiwan	10.2%
Philippines	5.6%
Mexico	5.5%
Colombia	5.4%
Indonesia	4.3%
Turkey	2.8%
South Korea	2.8%
Brazil	2.8%
Russia	2.2%
Malaysia	1.5%
United Arab Emirates	1.4%
Thailand	1.4%
Hungary	1.4%
Other (1)	0.3%
100.0%

(1)                   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 2.3%
BAE Systems plc	23,624	188,597

Beverages - 2.3%
Diageo plc	5,638	191,101

Biotechnology - 2.3%
Shire plc	4,411	188,956

Chemicals - 7.2%
Croda International plc	3,171	201,943
FUCHS PETROLUB SE (Preference)	3,495	198,896
Novozymes A/S, Class B	3,685	190,141
		590,980
Commercial Services & Supplies - 2.4%
Babcock International Group plc	21,740	195,243

Diversified Financial Services - 4.8%
Groupe Bruxelles Lambert SA	1,719	197,162
Standard Life Aberdeen plc	38,777	196,672
		393,834
Electric Utilities - 4.7%
Red Electrica Corp. SA	9,812	191,475
SSE plc	11,769	198,645
		390,120
Food & Staples Retailing - 2.5%
Koninklijke Ahold Delhaize NV	8,955	202,078

Food Products - 11.7%
Associated British Foods plc	5,305	192,313
Chocoladefabriken Lindt & Spruengli AG, Class PC	29	173,684
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	216,496
Kerry Group plc, Class A	1,842	184,108
Nestle SA (Registered)	2,422	192,930
		959,531
Health Care Equipment & Supplies - 4.6%
Coloplast A/S, Class B	2,269	192,379
Essilor International Cie Generale d’Optique SA	1,435	188,759
		381,138
Health Care Providers & Services - 4.8%
Fresenius Medical Care AG & Co. KGaA	1,813	192,597
Fresenius SE & Co. KGaA	2,491	203,860
		396,457
Hotels, Restaurants & Leisure - 4.8%
Compass Group plc	9,126	194,398
Paddy Power Betfair plc	1,695	197,635
		392,033
Household Durables - 2.4%
SEB SA	965	197,612

Insurance - 2.4%
Prudential plc	7,679	193,676

Media - 4.9%
SES SA, FDR	13,482	215,901
WPP plc	9,601	184,408
		400,309
Multiline Retail - 2.3%
Next plc	2,870	192,027

Oil, Gas & Consumable Fuels - 2.5%
Enagas SA	7,721	201,710

Personal Products - 2.4%
L’Oreal SA	901	194,561

Pharmaceuticals - 11.7%
Novartis AG (Registered)	2,270	190,141
Novo Nordisk A/S, Class B	3,785	196,293
Roche Holding AG	813	188,658
Sanofi	2,470	195,905
Vifor Pharma AG	1,345	189,571
		960,568
Professional Services - 4.8%
Intertek Group plc	2,828	191,438
Wolters Kluwer NV	3,995	203,086
		394,524
Tobacco - 2.3%
British American Tobacco plc	3,173	187,796

Trading Companies & Distributors - 4.7%
Ashtead Group plc	6,954	202,555
Bunzl plc	6,943	187,023
		389,578
Transportation Infrastructure - 2.4%
Abertis Infraestructuras SA	8,140	194,588

Wireless Telecommunication Services - 2.4%
Vodafone Group plc	69,009	193,734

TOTAL COMMON STOCKS (Cost $7,939,103)		8,170,751

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.0%(a)

REPURCHASE AGREEMENTS(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $309 (Cost $309)	309	309

Total Investments - 99.6% (Cost $7,939,412)		8,171,060
Other Assets Less Liabilities - 0.4%		33,407
Net Assets - 100.0%		8,204,467

(a)	Represents less than 0.05% of net assets.

See accompanying notes to schedules of portfolio investments.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$638,945
Aggregate gross unrealized depreciation	(418,963)
Net unrealized appreciation	$219,982
Federal income tax cost	$7,951,078

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2018:

United Kingdom	40.0%
Switzerland	14.0%
France	12.1%
Germany	7.3%
Spain	7.2%
Denmark	7.1%
Netherlands	4.9%
Ireland	4.6%
Belgium	2.4%
Other (1)	0.4%
100.0%

(1)                   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.2%

Aerospace & Defense - 2.7%
Arconic, Inc.	299	7,293
Boeing Co. (The)	280	101,419
Curtiss-Wright Corp.	18	2,430
Esterline Technologies Corp.*	24	1,774
General Dynamics Corp.	127	28,251
Harris Corp.	53	8,276
Huntington Ingalls Industries, Inc.	17	4,454
KLX, Inc.*	37	2,504
Lockheed Martin Corp.	133	46,874
Moog, Inc., Class A*	24	2,012
Northrop Grumman Corp.	78	27,303
Orbital ATK, Inc.	22	2,905
Raytheon Co.	139	30,234
Rockwell Collins, Inc.	55	7,575
Spirit AeroSystems Holdings, Inc., Class A	69	6,299
Teledyne Technologies, Inc.*	15	2,789
Textron, Inc.	154	9,217
TransDigm Group, Inc.	26	7,496
Triumph Group, Inc.	69	1,929
United Technologies Corp.	483	65,079
		366,113
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	85	7,936
Expeditors International of Washington, Inc.	77	5,002
FedEx Corp.	135	33,265
Hub Group, Inc., Class A*	34	1,484
United Parcel Service, Inc., Class B	351	36,648
XPO Logistics, Inc.*	47	4,626
		88,961
Airlines - 0.1%
American Airlines Group, Inc.	87	4,720
Delta Air Lines, Inc.	114	6,145
Southwest Airlines Co.	54	3,123
United Continental Holdings, Inc.*	83	5,626
		19,614
Auto Components - 0.6%
Adient plc	182	11,295
American Axle & Manufacturing Holdings, Inc.*	92	1,358
Aptiv plc	128	11,690
Autoliv, Inc.	65	9,323
BorgWarner, Inc.	134	6,577
Cooper Tire & Rubber Co.	54	1,693
Dana, Inc.	170	4,517
Delphi Technologies plc	43	2,053
Gentex Corp.	113	2,566
Goodyear Tire & Rubber Co. (The)	272	7,872
Lear Corp.	53	9,888
Tenneco, Inc.	64	3,363
Visteon Corp.*	40	4,954
		77,149
Automobiles - 1.0%
Ford Motor Co.	6,182	65,591
General Motors Co.	1,721	67,721
Harley-Davidson, Inc.	104	4,720
Thor Industries, Inc.	17	2,193
		140,225
Banks - 8.7%
Associated Banc-Corp.	83	2,050
Bank of America Corp.	6,328	203,129
Bank of Hawaii Corp.	19	1,558
BankUnited, Inc.	54	2,172
BB&T Corp.	498	27,066
CIT Group, Inc.	184	9,761
Citigroup, Inc.	2,506	189,178
Citizens Financial Group, Inc.	394	17,135
Comerica, Inc.	86	8,361
Commerce Bancshares, Inc.	48	2,773
Cullen/Frost Bankers, Inc.	28	2,912
East West Bancorp, Inc.	54	3,540
Fifth Third Bancorp	562	18,574
First Horizon National Corp.	90	1,715
First Republic Bank	40	3,712
FNB Corp.	120	1,682
Fulton Financial Corp.	104	1,882
Hancock Holding Co.	46	2,378
Huntington Bancshares, Inc.	461	7,238
IBERIABANK Corp.	19	1,535
Investors Bancorp, Inc.	143	1,931
JPMorgan Chase & Co.	2,444	282,282
KeyCorp	493	10,417
M&T Bank Corp.	75	14,238
PacWest Bancorp	51	2,659
People’s United Financial, Inc.	252	4,823
PNC Financial Services Group, Inc. (The)	306	48,244
Popular, Inc.	75	3,151
Prosperity Bancshares, Inc.	32	2,400
Regions Financial Corp.	830	16,110
Signature Bank*	17	2,485
SunTrust Banks, Inc.	319	22,279
SVB Financial Group*	19	4,731
Synovus Financial Corp.	58	2,859
TCF Financial Corp.	108	2,408
Umpqua Holdings Corp.	148	3,154
United Bankshares, Inc.	35	1,243
US Bancorp	915	49,739
Valley National Bancorp	182	2,270
Webster Financial Corp.	33	1,801
Wells Fargo & Co.	3,417	199,587
Wintrust Financial Corp.	21	1,775
Zions Bancorp	101	5,552
		1,194,489
Beverages - 1.4%
Brown-Forman Corp., Class B	79	5,513
Coca-Cola Co. (The)	1,948	84,193
Coca-Cola European Partners plc	85	3,232
Constellation Brands, Inc., Class A	35	7,542
Dr Pepper Snapple Group, Inc.	77	8,951
Molson Coors Brewing Co., Class B	58	4,422
Monster Beverage Corp.*	80	5,070
PepsiCo, Inc.	661	72,531
		191,454
Biotechnology - 1.2%
AbbVie, Inc.	531	61,506
Alexion Pharmaceuticals, Inc.*	47	5,520
Amgen, Inc.	235	43,186
Biogen, Inc.*	52	15,027
Celgene Corp.*	85	7,405
Gilead Sciences, Inc.	412	32,437

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
PDL BioPharma, Inc.*	685	1,644
Regeneron Pharmaceuticals, Inc.*	9	2,884
United Therapeutics Corp.*	13	1,506
		171,115
Building Products - 0.2%
AO Smith Corp.	33	2,118
Armstrong World Industries, Inc.*	41	2,472
Fortune Brands Home & Security, Inc.	52	3,155
Johnson Controls International plc	267	9,844
Masco Corp.	106	4,359
Owens Corning	64	5,203
		27,151
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	23	4,355
Ameriprise Financial, Inc.	95	14,862
Bank of New York Mellon Corp. (The)	672	38,324
BlackRock, Inc.	60	32,966
Charles Schwab Corp. (The)	245	12,990
CME Group, Inc.	152	25,256
E*TRADE Financial Corp.*	140	7,312
Eaton Vance Corp.	53	2,805
Federated Investors, Inc., Class B	67	2,183
Franklin Resources, Inc.	250	9,668
Goldman Sachs Group, Inc. (The)	250	65,732
Intercontinental Exchange, Inc.	159	11,620
Invesco Ltd.	284	9,241
Janus Henderson Group plc	86	3,039
Legg Mason, Inc.	81	3,233
LPL Financial Holdings, Inc.	56	3,599
Moody’s Corp.	40	6,675
Morgan Stanley	778	43,584
Nasdaq, Inc.	58	4,684
Northern Trust Corp.	107	11,328
Raymond James Financial, Inc.	48	4,450
S&P Global, Inc.	56	10,741
State Street Corp.	227	24,096
Stifel Financial Corp.	42	2,683
T. Rowe Price Group, Inc.	141	15,778
TD Ameritrade Holding Corp.	68	3,910
Waddell & Reed Financial, Inc., Class A	122	2,440
		377,554
Chemicals - 1.9%
Air Products & Chemicals, Inc.	93	14,954
Albemarle Corp.	40	4,017
Ashland Global Holdings, Inc.	39	2,762
Axalta Coating Systems Ltd.*	109	3,357
Cabot Corp.	37	2,227
Celanese Corp., Series A	56	5,648
CF Industries Holdings, Inc.	254	10,475
Chemours Co. (The)	111	5,274
DowDuPont, Inc.	706	49,632
Eastman Chemical Co.	100	10,108
Ecolab, Inc.	85	11,088
FMC Corp.	53	4,159
Huntsman Corp.	187	6,035
International Flavors & Fragrances, Inc.	28	3,955
LyondellBasell Industries NV, Class A	357	38,635
Monsanto Co.	180	22,207
Mosaic Co. (The)	373	9,817
NewMarket Corp.	4	1,672
Olin Corp.	84	2,730
Platform Specialty Products Corp.*	128	1,336
PolyOne Corp.	53	2,189
PPG Industries, Inc.	119	13,380
Praxair, Inc.	141	21,115
RPM International, Inc.	68	3,384
Sherwin-Williams Co. (The)	18	7,228
Trinseo SA	37	2,945
WR Grace & Co.	25	1,655
		261,984
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	50	1,758
Brink’s Co. (The)	31	2,278
Cintas Corp.	29	4,949
Clean Harbors, Inc.*	38	1,897
Covanta Holding Corp.	106	1,585
Deluxe Corp.	24	1,704
Essendant, Inc.	88	699
KAR Auction Services, Inc.	57	3,083
LSC Communications, Inc.	96	1,398
Pitney Bowes, Inc.	328	4,067
Republic Services, Inc.	135	9,069
RR Donnelley & Sons Co.	200	1,508
Stericycle, Inc.*	34	2,131
Waste Management, Inc.	227	19,595
		55,721
Communications Equipment - 0.9%
ARRIS International plc*	84	2,142
Cisco Systems, Inc.	2,319	103,845
CommScope Holding Co., Inc.*	87	3,368
EchoStar Corp., Class A*	39	2,263
F5 Networks, Inc.*	16	2,376
Juniper Networks, Inc.	155	3,977
Motorola Solutions, Inc.	66	7,006
NetScout Systems, Inc.*	44	1,168
		126,145
Construction & Engineering - 0.3%
AECOM*	147	5,220
Chicago Bridge & Iron Co. NV	124	2,165
EMCOR Group, Inc.	37	2,824
Fluor Corp.	176	10,014
Jacobs Engineering Group, Inc.	131	7,999
KBR, Inc.	175	2,650
MasTec, Inc.*	51	2,598
Quanta Services, Inc.*	125	4,305
Tutor Perini Corp.*	58	1,401
Valmont Industries, Inc.	13	1,912
		41,088
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	17	3,467
Vulcan Materials Co.	31	3,649
		7,116
Consumer Finance - 1.2%
Ally Financial, Inc.	769	21,455
American Express Co.	458	44,660
Capital One Financial Corp.	488	47,790
Discover Financial Services	233	18,367
Navient Corp.	582	7,543
Santander Consumer USA Holdings, Inc.	195	3,188
SLM Corp.*	374	4,080
Synchrony Financial	626	22,780
		169,863

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Containers & Packaging - 0.6%
AptarGroup, Inc.	29	2,593
Avery Dennison Corp.	50	5,908
Ball Corp.	133	5,313
Bemis Co., Inc.	72	3,174
Berry Global Group, Inc.*	48	2,611
Crown Holdings, Inc.*	97	4,834
Graphic Packaging Holding Co.	176	2,695
International Paper Co.	336	20,022
Owens-Illinois, Inc.*	251	5,412
Packaging Corp. of America	44	5,245
Sealed Air Corp.	75	3,178
Silgan Holdings, Inc.	51	1,451
Sonoco Products Co.	67	3,214
WestRock Co.	165	10,850
		76,500
Distributors - 0.1%
Core-Mark Holding Co., Inc.	84	1,719
Genuine Parts Co.	94	8,633
LKQ Corp.*	135	5,330
		15,682
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc.*	46	2,118
Graham Holdings Co., Class B	4	2,320
H&R Block, Inc.	193	4,889
Service Corp. International	83	3,107
ServiceMaster Global Holdings, Inc.*	49	2,517
		14,951
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	761	157,679
Leucadia National Corp.	275	6,597
Voya Financial, Inc.	249	12,704
		176,980
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	5,530	200,739
CenturyLink, Inc.	1,358	23,996
Frontier Communications Corp.	226	1,589
Verizon Communications, Inc.	3,226	154,009
Windstream Holdings, Inc.	563	889
		381,222
Electric Utilities - 2.5%
ALLETE, Inc.	30	2,045
Alliant Energy Corp.	148	5,720
American Electric Power Co., Inc.	425	27,871
Avangrid, Inc.	51	2,475
Duke Energy Corp.	633	47,690
Edison International	231	13,996
Entergy Corp.	229	17,363
Eversource Energy	225	12,825
Exelon Corp.	1,107	41,003
FirstEnergy Corp.	686	22,178
Great Plains Energy, Inc.	155	4,518
Hawaiian Electric Industries, Inc.	104	3,428
IDACORP, Inc.	30	2,432
NextEra Energy, Inc.	258	39,255
OGE Energy Corp.	145	4,544
PG&E Corp.	381	15,655
Pinnacle West Capital Corp.	90	6,926
PNM Resources, Inc.	63	2,218
Portland General Electric Co.	70	2,781
PPL Corp.	555	15,901
Southern Co. (The)	795	34,233
Westar Energy, Inc.	94	4,581
Xcel Energy, Inc.	397	17,182
		346,820
Electrical Equipment - 0.6%
Acuity Brands, Inc.	8	1,141
AMETEK, Inc.	77	5,832
Eaton Corp. plc	303	24,452
Emerson Electric Co.	424	30,129
EnerSys	20	1,394
Generac Holdings, Inc.*	54	2,402
General Cable Corp.	118	3,487
Hubbell, Inc.	26	3,407
Regal Beloit Corp.	30	2,169
Rockwell Automation, Inc.	45	8,136
Sensata Technologies Holding NV*	67	3,542
		86,091
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	72	6,580
Anixter International, Inc.*	31	2,342
Arrow Electronics, Inc.*	156	12,726
Avnet, Inc.	226	9,650
Benchmark Electronics, Inc.*	55	1,650
CDW Corp.	69	5,032
Corning, Inc.	610	17,739
Flex Ltd.*	743	13,448
FLIR Systems, Inc.	55	2,701
Insight Enterprises, Inc.*	50	1,747
Jabil, Inc.	254	6,881
Keysight Technologies, Inc.*	81	3,808
Sanmina Corp.*	86	2,369
ScanSource, Inc.*	38	1,244
SYNNEX Corp.	25	3,091
TE Connectivity Ltd.	187	19,278
Tech Data Corp.*	114	11,781
Trimble, Inc.*	86	3,262
VeriFone Systems, Inc.*	78	1,295
Vishay Intertechnology, Inc.	113	2,079
		128,703
Energy Equipment & Services - 1.0%
Baker Hughes a GE Co.	311	8,210
Diamond Offshore Drilling, Inc.*	224	3,248
Ensco plc, Class A	771	3,423
Halliburton Co.	471	21,864
Helmerich & Payne, Inc.	85	5,487
McDermott International, Inc.*	265	1,935
Nabors Industries Ltd.	349	2,258
National Oilwell Varco, Inc.	490	17,194
Noble Corp. plc*	1,052	4,082
Oceaneering International, Inc.	110	2,022
Oil States International, Inc.*	52	1,279
Patterson-UTI Energy, Inc.	110	1,988
Rowan Cos. plc, Class A*	182	2,213
Schlumberger Ltd.	703	46,145
Superior Energy Services, Inc.*	159	1,359
Tidewater, Inc.*	47	1,176
Transocean Ltd.*	1,004	9,146
Weatherford International plc*	1,747	4,595
		137,624
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	28	3,397
American Campus Communities, Inc.	59	2,152
American Tower Corp.	88	12,261

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Apartment Investment & Management Co., Class A	60	2,320
Apple Hospitality REIT, Inc.	145	2,464
AvalonBay Communities, Inc.	50	7,801
Boston Properties, Inc.	71	8,440
Brandywine Realty Trust	132	2,067
Brixmor Property Group, Inc.	176	2,735
Camden Property Trust	46	3,667
CBL & Associates Properties, Inc.	263	1,218
Columbia Property Trust, Inc.	132	2,750
CoreCivic, Inc.	125	2,599
Corporate Office Properties Trust	58	1,448
Crown Castle International Corp.	96	10,566
CubeSmart	57	1,528
DCT Industrial Trust, Inc.	37	2,048
DDR Corp.	213	1,661
DiamondRock Hospitality Co.	164	1,686
Digital Realty Trust, Inc.	59	5,938
Douglas Emmett, Inc.	54	1,930
Duke Realty Corp.	165	4,087
EPR Properties	26	1,498
Equinix, Inc.	10	3,921
Equity Commonwealth*	85	2,501
Equity LifeStyle Properties, Inc.	22	1,861
Equity Residential	195	10,965
Essex Property Trust, Inc.	23	5,148
Extra Space Storage, Inc.	34	2,892
Federal Realty Investment Trust	22	2,507
Forest City Realty Trust, Inc., Class A	105	2,233
Gaming and Leisure Properties, Inc.	54	1,796
GEO Group, Inc. (The)	74	1,576
GGP, Inc.	244	5,165
Gramercy Property Trust	65	1,407
HCP, Inc.	335	7,249
Healthcare Realty Trust, Inc.	56	1,487
Healthcare Trust of America, Inc., Class A	57	1,416
Highwoods Properties, Inc.	48	2,064
Hospitality Properties Trust	144	3,663
Host Hotels & Resorts, Inc.	511	9,484
Iron Mountain, Inc.	175	5,505
JBG SMITH Properties	37	1,208
Kilroy Realty Corp.	32	2,179
Kimco Realty Corp.	213	3,186
Lamar Advertising Co., Class A	27	1,795
LaSalle Hotel Properties	84	2,061
Lexington Realty Trust	170	1,353
Liberty Property Trust	95	3,730
Macerich Co. (The)	83	4,892
Mack-Cali Realty Corp.	75	1,267
Medical Properties Trust, Inc.	136	1,667
Mid-America Apartment Communities, Inc.	33	2,832
National Retail Properties, Inc.	57	2,123
Omega Healthcare Investors, Inc.	89	2,268
Outfront Media, Inc.	108	2,215
Paramount Group, Inc.	105	1,465
Park Hotels & Resorts, Inc.	88	2,287
Piedmont Office Realty Trust, Inc., Class A	123	2,209
Prologis, Inc.	249	15,109
Public Storage	35	6,805
Quality Care Properties, Inc.*	184	2,280
Rayonier, Inc.	94	3,195
Realty Income Corp.	84	4,131
Regency Centers Corp.	37	2,150
Retail Properties of America, Inc., Class A	179	2,141
RLJ Lodging Trust	106	2,100
Ryman Hospitality Properties, Inc.	28	1,931
SBA Communications Corp.*	15	2,359
Senior Housing Properties Trust	204	3,089
Simon Property Group, Inc.	103	15,812
SL Green Realty Corp.	51	4,943
Spirit Realty Capital, Inc.	269	2,098
Sun Communities, Inc.	20	1,751
Sunstone Hotel Investors, Inc.	148	2,136
Taubman Centers, Inc.	34	1,988
UDR, Inc.	108	3,631
Ventas, Inc.	201	9,712
VEREIT, Inc.	625	4,281
Vornado Realty Trust	75	4,985
Washington Prime Group, Inc.	249	1,631
Weingarten Realty Investors	59	1,601
Welltower, Inc.	229	12,022
Weyerhaeuser Co.	286	10,019
WP Carey, Inc.	48	2,876
Xenia Hotels & Resorts, Inc.	119	2,341
		324,955
Food & Staples Retailing - 2.8%
Andersons, Inc. (The)	45	1,577
Casey’s General Stores, Inc.	27	3,032
Costco Wholesale Corp.	287	54,788
CVS Health Corp.	907	61,431
Kroger Co. (The)	1,057	28,666
Performance Food Group Co.*	85	2,605
Rite Aid Corp.*	1,453	2,863
SpartanNash Co.	47	788
Sprouts Farmers Market, Inc.*	84	2,164
SUPERVALU, Inc.*	160	2,277
Sysco Corp.	396	23,621
United Natural Foods, Inc.*	65	2,774
US Foods Holding Corp.*	74	2,471
Walgreens Boots Alliance, Inc.	501	34,514
Walmart, Inc.	1,853	166,789
		390,360
Food Products - 1.5%
Archer-Daniels-Midland Co.	830	34,461
Bunge Ltd.	260	19,612
Campbell Soup Co.	81	3,487
Conagra Brands, Inc.	214	7,732
Darling Ingredients, Inc.*	205	3,729
Dean Foods Co.	110	954
Flowers Foods, Inc.	120	2,489
General Mills, Inc.	337	17,035
Hain Celestial Group, Inc. (The)*	56	1,948
Hershey Co. (The)	53	5,208
Hormel Foods Corp.	97	3,149
Ingredion, Inc.	34	4,442
JM Smucker Co. (The)	60	7,578
Kellogg Co.	125	8,275
Kraft Heinz Co. (The)	236	15,824
Lamb Weston Holdings, Inc.	68	3,678
McCormick & Co., Inc. (Non-Voting)	40	4,271
Mondelez International, Inc., Class A	902	39,598
Pinnacle Foods, Inc.	45	2,428

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Post Holdings, Inc.*	24	1,819
TreeHouse Foods, Inc.*	30	1,140
Tyson Foods, Inc., Class A	198	14,727
		203,584
Gas Utilities - 0.2%
Atmos Energy Corp.	62	4,990
National Fuel Gas Co.	49	2,422
New Jersey Resources Corp.	56	2,134
ONE Gas, Inc.	31	1,971
Spire, Inc.	27	1,831
UGI Corp.	119	5,128
WGL Holdings, Inc.	29	2,414
		20,890
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	574	34,629
Baxter International, Inc.	256	17,354
Becton Dickinson and Co.	65	14,431
Boston Scientific Corp.*	229	6,242
Cooper Cos., Inc. (The)	11	2,536
Danaher Corp.	168	16,427
DENTSPLY SIRONA, Inc.	44	2,467
Edwards Lifesciences Corp.*	38	5,079
Hologic, Inc.*	73	2,835
Intuitive Surgical, Inc.*	19	8,103
Medtronic plc	587	46,895
ResMed, Inc.	33	3,144
STERIS plc	37	3,378
Stryker Corp.	85	13,784
Teleflex, Inc.	12	2,998
Varian Medical Systems, Inc.*	34	4,058
Zimmer Biomet Holdings, Inc.	71	8,254
		192,614
Health Care Providers & Services - 3.8%
Aetna, Inc.	220	38,953
AmerisourceBergen Corp.	237	22,553
Anthem, Inc.	245	57,668
Brookdale Senior Living, Inc.*	227	1,482
Cardinal Health, Inc.	423	29,276
Centene Corp.*	91	9,229
Cigna Corp.	122	23,899
Community Health Systems, Inc.*	1,045	5,351
DaVita, Inc.*	151	10,875
Encompass Health Corp.	49	2,610
Envision Healthcare Corp.*	34	1,309
Express Scripts Holding Co.*	712	53,721
HCA Healthcare, Inc.	224	22,232
Henry Schein, Inc.*	76	5,031
Humana, Inc.	100	27,182
Kindred Healthcare, Inc.	349	3,211
Laboratory Corp. of America Holdings*	53	9,153
LifePoint Health, Inc.*	53	2,443
Magellan Health, Inc.*	29	2,926
McKesson Corp.	322	48,052
MEDNAX, Inc.*	44	2,419
Molina Healthcare, Inc.*	63	4,555
Owens & Minor, Inc.	96	1,575
Patterson Cos., Inc.	52	1,642
Quest Diagnostics, Inc.	78	8,038
Select Medical Holdings Corp.*	143	2,588
Tenet Healthcare Corp.*	394	8,116
UnitedHealth Group, Inc.	458	103,581
Universal Health Services, Inc., Class B	46	5,253
WellCare Health Plans, Inc.*	36	6,981
		521,904
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	125	1,734
Cerner Corp.*	77	4,940
		6,674
Hotels, Restaurants & Leisure - 1.6%
Aramark	160	6,674
Bloomin’ Brands, Inc.	96	2,217
Brinker International, Inc.	41	1,412
Caesars Entertainment Corp.*	165	2,095
Carnival Corp.	252	16,861
Chipotle Mexican Grill, Inc.*	9	2,866
Cracker Barrel Old Country Store, Inc.	11	1,717
Darden Restaurants, Inc.	73	6,730
Hilton Worldwide Holdings, Inc.	70	5,655
International Game Technology plc	92	2,438
Las Vegas Sands Corp.	248	18,057
Marriott International, Inc., Class A	67	9,461
McDonald’s Corp.	404	63,727
MGM Resorts International	310	10,611
Norwegian Cruise Line Holdings Ltd.*	67	3,812
Pinnacle Entertainment, Inc.*	125	3,771
Royal Caribbean Cruises Ltd.	66	8,356
SeaWorld Entertainment, Inc.*	89	1,302
Six Flags Entertainment Corp.	35	2,243
Starbucks Corp.	276	15,760
Wyndham Worldwide Corp.	56	6,484
Wynn Resorts Ltd.	81	13,567
Yum Brands, Inc.	139	11,312
Yum China Holdings, Inc.	178	7,711
		224,839
Household Durables - 0.4%
DR Horton, Inc.	164	6,872
Garmin Ltd.	68	4,028
Leggett & Platt, Inc.	73	3,172
Lennar Corp., Class A	94	5,318
Mohawk Industries, Inc.*	26	6,237
Newell Brands, Inc.	99	2,543
NVR, Inc.*	1	2,843
PulteGroup, Inc.	171	4,800
Tempur Sealy International, Inc.*	34	1,681
Toll Brothers, Inc.	106	4,646
Tupperware Brands Corp.	35	1,717
Whirlpool Corp.	62	10,071
		53,928
Household Products - 1.2%
Church & Dwight Co., Inc.	79	3,886
Clorox Co. (The)	46	5,938
Colgate-Palmolive Co.	306	21,105
HRG Group, Inc.*	104	1,642
Kimberly-Clark Corp.	155	17,192
Procter & Gamble Co. (The)	1,396	109,614
		159,377
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	1,170	12,718
Calpine Corp.*	554	8,432
Dynegy, Inc.*	304	3,718
NRG Energy, Inc.	420	10,861
		35,729

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Industrial Conglomerates - 1.4%
3M Co.	231	54,403
Carlisle Cos., Inc.	26	2,676
General Electric Co.	5,741	81,006
Honeywell International, Inc.	304	45,937
Roper Technologies, Inc.	25	6,877
		190,899
Insurance - 4.1%
Aflac, Inc.	342	30,397
Alleghany Corp.*	12	7,274
Allstate Corp. (The)	320	29,523
Ambac Financial Group, Inc.*	85	1,288
American Equity Investment Life Holding Co.	82	2,510
American Financial Group, Inc.	55	6,204
American International Group, Inc.	1,201	68,865
Aon plc	95	13,330
Arch Capital Group Ltd.*	56	4,941
Arthur J Gallagher & Co.	86	5,943
Aspen Insurance Holdings Ltd.	47	1,711
Assurant, Inc.	63	5,385
Assured Guaranty Ltd.	115	3,977
Axis Capital Holdings Ltd.	73	3,602
Brighthouse Financial, Inc.*	93	5,047
Brown & Brown, Inc.	46	2,421
Chubb Ltd.	206	29,236
Cincinnati Financial Corp.	88	6,564
CNO Financial Group, Inc.	175	3,944
Everest Re Group Ltd.	24	5,766
First American Financial Corp.	89	5,165
FNF Group	120	4,792
Genworth Financial, Inc., Class A*	2,868	7,801
Hanover Insurance Group, Inc. (The)	37	3,993
Hartford Financial Services Group, Inc. (The)	435	22,990
Kemper Corp.	36	2,030
Lincoln National Corp.	171	13,025
Loews Corp.	270	13,319
Markel Corp.*	6	6,672
Marsh & McLennan Cos., Inc.	194	16,106
MBIA, Inc.*	291	2,325
MetLife, Inc.	1,022	47,206
Old Republic International Corp.	227	4,547
Principal Financial Group, Inc.	187	11,656
ProAssurance Corp.	47	2,247
Progressive Corp. (The)	370	21,305
Prudential Financial, Inc.	411	43,698
Reinsurance Group of America, Inc.	55	8,458
RenaissanceRe Holdings Ltd.	23	2,950
RLI Corp.	27	1,642
Selective Insurance Group, Inc.	36	2,047
Torchmark Corp.	62	5,293
Travelers Cos., Inc. (The)	298	41,422
Unum Group	189	9,631
Validus Holdings Ltd.	57	3,855
White Mountains Insurance Group Ltd.	3	2,421
Willis Towers Watson plc	35	5,526
WR Berkley Corp.	67	4,581
XL Group Ltd.	224	9,477
		564,108
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.*	40	60,498
Booking Holdings, Inc.*	8	16,272
Expedia, Inc.	35	3,681
Liberty Interactive Corp. QVC Group, Class A*	486	14,031
Netflix, Inc.*	23	6,702
		101,184
Internet Software & Services - 1.4%
Akamai Technologies, Inc.*	54	3,643
Alphabet, Inc., Class A*	63	69,547
Alphabet, Inc., Class C*	61	67,388
Cars.com, Inc.*	58	1,589
eBay, Inc.*	251	10,758
Facebook, Inc., Class A*	205	36,556
IAC/InterActiveCorp*	31	4,616
Twitter, Inc.*	141	4,492
		198,589
IT Services - 2.5%
Accenture plc, Class A	219	35,261
Alliance Data Systems Corp.	23	5,542
Amdocs Ltd.	62	4,079
Automatic Data Processing, Inc.	142	16,375
Booz Allen Hamilton Holding Corp.	152	5,765
Broadridge Financial Solutions, Inc.	36	3,614
CACI International, Inc., Class A*	19	2,832
Cognizant Technology Solutions Corp., Class A	203	16,650
Convergys Corp.	65	1,509
CoreLogic, Inc.*	40	1,820
CSRA, Inc.	87	3,526
DST Systems, Inc.	33	2,745
DXC Technology Co.	147	15,073
Fidelity National Information Services, Inc.	122	11,856
First Data Corp., Class A*	193	3,015
Fiserv, Inc.*	55	7,887
FleetCor Technologies, Inc.*	15	2,999
Genpact Ltd.	78	2,447
Global Payments, Inc.	33	3,742
International Business Machines Corp.	568	88,511
Leidos Holdings, Inc.	56	3,545
Mastercard, Inc., Class A	118	20,740
Paychex, Inc.	118	7,685
PayPal Holdings, Inc.*	284	22,552
Science Applications International Corp.	18	1,303
Teradata Corp.*	78	2,872
Total System Services, Inc.	45	3,958
Unisys Corp.*	144	1,613
Visa, Inc., Class A	286	35,161
Western Union Co. (The)	332	6,580
Worldpay, Inc.*	29	2,357
		343,614
Leisure Products - 0.1%
Brunswick Corp.	38	2,174
Hasbro, Inc.	43	4,109
Mattel, Inc.	318	5,056
Polaris Industries, Inc.	36	4,104
Vista Outdoor, Inc.*	90	1,551
		16,994

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	94	6,448
Bio-Rad Laboratories, Inc., Class A*	9	2,431
Illumina, Inc.*	15	3,420
IQVIA Holdings, Inc.*	28	2,753
Mettler-Toledo International, Inc.*	4	2,465
PerkinElmer, Inc.	38	2,901
Thermo Fisher Scientific, Inc.	116	24,195
Waters Corp.*	19	3,888
		48,501
Machinery - 2.2%
AGCO Corp.	79	5,261
Allison Transmission Holdings, Inc.	69	2,734
Caterpillar, Inc.	479	74,068
Colfax Corp.*	80	2,543
Crane Co.	25	2,308
Cummins, Inc.	102	17,153
Deere & Co.	236	37,965
Donaldson Co., Inc.	48	2,278
Dover Corp.	89	8,909
Flowserve Corp.	79	3,346
Fortive Corp.	110	8,448
Graco, Inc.	50	2,217
Harsco Corp.*	119	2,410
IDEX Corp.	28	3,830
Illinois Tool Works, Inc.	119	19,211
Ingersoll-Rand plc	117	10,390
ITT, Inc.	42	2,108
Kennametal, Inc.	54	2,225
Lincoln Electric Holdings, Inc.	21	1,838
Meritor, Inc.*	112	2,744
Navistar International Corp.*	92	3,433
Oshkosh Corp.	49	3,868
PACCAR, Inc.	244	17,468
Parker-Hannifin Corp.	68	12,136
Pentair plc	93	6,388
Rexnord Corp.*	75	2,174
Snap-on, Inc.	21	3,344
SPX FLOW, Inc.*	63	3,072
Stanley Black & Decker, Inc.	80	12,735
Terex Corp.	103	4,277
Timken Co. (The)	47	2,059
Trinity Industries, Inc.	136	4,439
WABCO Holdings, Inc.*	19	2,621
Wabtec Corp.	21	1,708
Welbilt, Inc.*	83	1,644
Woodward, Inc.	22	1,558
Xylem, Inc.	70	5,221
		300,131
Marine - 0.0%(b)
Kirby Corp.*	43	3,225

Media - 2.2%
AMC Networks, Inc., Class A*	27	1,419
CBS Corp. (Non-Voting), Class B	182	9,640
Charter Communications, Inc., Class A*	18	6,155
Cinemark Holdings, Inc.	62	2,639
Comcast Corp., Class A	2,345	84,913
Discovery Communications, Inc., Class A*	82	1,994
Discovery Communications, Inc., Class C*	121	2,781
DISH Network Corp., Class A*	83	3,460
Gannett Co., Inc.	217	2,179
Interpublic Group of Cos., Inc. (The)	215	5,031
Liberty Broadband Corp., Class A*	3	262
Liberty Broadband Corp., Class C*	19	1,670
Liberty Global plc, Class A*	148	4,609
Liberty Global plc, Class C*	382	11,471
Live Nation Entertainment, Inc.*	107	4,794
Meredith Corp.	24	1,375
News Corp., Class A	457	7,371
News Corp., Class B	129	2,116
Omnicom Group, Inc.	140	10,672
Scripps Networks Interactive, Inc., Class A	28	2,516
TEGNA, Inc.	174	2,238
Time Warner, Inc.	373	34,674
Tribune Media Co., Class A	119	4,959
Twenty-First Century Fox, Inc., Class A	507	18,668
Twenty-First Century Fox, Inc., Class B	206	7,502
Viacom, Inc., Class B	325	10,835
Walt Disney Co. (The)	564	58,182
		304,125
Metals & Mining - 0.8%
AK Steel Holding Corp.*	223	1,151
Alcoa Corp.	354	15,919
Allegheny Technologies, Inc.*	148	3,835
Carpenter Technology Corp.	37	1,885
Cleveland-Cliffs, Inc.*	326	2,292
Commercial Metals Co.	131	3,183
Compass Minerals International, Inc.	21	1,266
Constellium NV, Class A*	230	2,668
Freeport-McMoRan, Inc.*	1,707	31,750
Newmont Mining Corp.	357	13,637
Nucor Corp.	231	15,107
Reliance Steel & Aluminum Co.	62	5,591
Southern Copper Corp.	60	3,164
Steel Dynamics, Inc.	123	5,689
United States Steel Corp.	146	6,352
		113,489
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	382	6,853
Annaly Capital Management, Inc.	1,042	10,451
Blackstone Mortgage Trust, Inc., Class A	53	1,646
Chimera Investment Corp.	163	2,732
Invesco Mortgage Capital, Inc.	145	2,229
MFA Financial, Inc.	344	2,449
New Residential Investment Corp.	162	2,613
PennyMac Mortgage Investment Trust	108	1,800
Starwood Property Trust, Inc.	161	3,260
Two Harbors Investment Corp.	171	2,512
		36,545
Multiline Retail - 0.9%
Big Lots, Inc.	44	2,473
Dillard’s, Inc., Class A	43	3,507
Dollar General Corp.	122	11,540
Dollar Tree, Inc.*	94	9,648

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
JC Penney Co., Inc.*	581	2,516
Kohl’s Corp.	297	19,629
Macy’s, Inc.	533	15,675
Nordstrom, Inc.	176	9,030
Sears Holdings Corp.*	261	632
Target Corp.	673	50,751
		125,401
Multi-Utilities - 1.2%
Ameren Corp.	205	11,132
Avista Corp.	56	2,678
Black Hills Corp.	32	1,625
CenterPoint Energy, Inc.	374	10,117
CMS Energy Corp.	193	8,193
Consolidated Edison, Inc.	271	20,295
Dominion Energy, Inc.	359	26,591
DTE Energy Co.	140	14,109
MDU Resources Group, Inc.	156	4,101
NiSource, Inc.	208	4,811
NorthWestern Corp.	34	1,737
Public Service Enterprise Group, Inc.	470	22,762
SCANA Corp.	109	4,324
Sempra Energy	163	17,764
Vectren Corp.	60	3,615
WEC Energy Group, Inc.	172	10,306
		164,160
Oil, Gas & Consumable Fuels - 8.3%
Aegean Marine Petroleum Network, Inc.	151	347
Anadarko Petroleum Corp.	278	15,857
Andeavor	161	14,429
Antero Resources Corp.*	127	2,389
Apache Corp.	203	6,933
Cabot Oil & Gas Corp.	111	2,682
California Resources Corp.*	90	1,270
Chesapeake Energy Corp.*	873	2,462
Chevron Corp.	2,135	238,949
Cimarex Energy Co.	21	2,018
CNX Resources Corp.*	288	4,628
Concho Resources, Inc.*	48	7,239
ConocoPhillips	1,697	92,164
CONSOL Energy, Inc.*	36	1,141
Continental Resources, Inc.*	34	1,615
Cosan Ltd., Class A	212	2,379
Delek US Energy, Inc.	136	4,640
Devon Energy Corp.	230	7,054
Energen Corp.*	44	2,407
EOG Resources, Inc.	174	17,647
EQT Corp.	73	3,673
Exxon Mobil Corp.	4,198	317,957
Hess Corp.	391	17,759
HollyFrontier Corp.	454	19,445
Kinder Morgan, Inc.	1,585	25,677
Marathon Oil Corp.	1,379	20,023
Marathon Petroleum Corp.	752	48,173
Murphy Oil Corp.	327	8,290
Newfield Exploration Co.*	41	957
Noble Energy, Inc.	275	8,203
Oasis Petroleum, Inc.*	173	1,363
Occidental Petroleum Corp.	651	42,706
ONEOK, Inc.	149	8,393
PBF Energy, Inc., Class A	259	7,591
Phillips 66	752	67,958
Pioneer Natural Resources Co.	34	5,788
QEP Resources, Inc.*	236	2,034
Range Resources Corp.	74	984
SM Energy Co.	98	1,797
Southwestern Energy Co.*	188	671
Targa Resources Corp.	59	2,634
Teekay Corp.	154	1,170
Valero Energy Corp.	796	71,974
Whiting Petroleum Corp.*	110	2,993
Williams Cos., Inc. (The)	567	15,740
World Fuel Services Corp.	178	4,067
WPX Energy, Inc.*	178	2,515
		1,138,785
Paper & Forest Products - 0.0%(b)
Domtar Corp.	100	4,476

Personal Products - 0.1%
Avon Products, Inc.*	1,125	2,959
Edgewell Personal Care Co.*	32	1,605
Estee Lauder Cos., Inc. (The), Class A	64	8,860
Herbalife Ltd.*	47	4,328
Nu Skin Enterprises, Inc., Class A	37	2,605
		20,357
Pharmaceuticals - 3.7%
Allergan plc	173	26,680
Bristol-Myers Squibb Co.	676	44,751
Catalent, Inc.*	57	2,380
Eli Lilly & Co.	432	33,273
Endo International plc*	332	2,093
Jazz Pharmaceuticals plc*	12	1,737
Johnson & Johnson	1,202	156,116
Mallinckrodt plc*	82	1,368
Merck & Co., Inc.	1,462	79,270
Mylan NV*	233	9,394
Perrigo Co. plc	74	6,028
Pfizer, Inc.	3,896	141,464
Zoetis, Inc.	88	7,116
		511,670
Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	16	2,001
Equifax, Inc.	28	3,164
FTI Consulting, Inc.*	37	1,764
IHS Markit Ltd.*	50	2,352
ManpowerGroup, Inc.	82	9,714
Nielsen Holdings plc	157	5,123
Robert Half International, Inc.	59	3,367
Verisk Analytics, Inc.*	31	3,168
		30,653
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	141	6,592
Howard Hughes Corp. (The)*	14	1,795
Jones Lang LaSalle, Inc.	27	4,336
Realogy Holdings Corp.	152	3,884
		16,607
Road & Rail - 1.0%
AMERCO	4	1,376
Avis Budget Group, Inc.*	231	10,437
CSX Corp.	415	22,294
Genesee & Wyoming, Inc., Class A*	33	2,294
Hertz Global Holdings, Inc.*	613	11,150
JB Hunt Transport Services, Inc.	31	3,676
Kansas City Southern	51	5,255
Norfolk Southern Corp.	162	22,531

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Old Dominion Freight Line, Inc.	30	4,168
Ryder System, Inc.	70	5,066
Union Pacific Corp.	370	48,192
YRC Worldwide, Inc.*	143	1,247
		137,686
Semiconductors & Semiconductor Equipment - 2.9%
Amkor Technology, Inc.*	173	1,739
Analog Devices, Inc.	94	8,474
Applied Materials, Inc.	336	19,350
Broadcom Ltd.	31	7,640
Cree, Inc.*	77	2,913
Cypress Semiconductor Corp.	157	2,743
First Solar, Inc.*	101	6,348
Intel Corp.	3,083	151,961
KLA-Tencor Corp.	106	12,011
Lam Research Corp.	39	7,483
Marvell Technology Group Ltd.	203	4,768
Maxim Integrated Products, Inc.	114	6,947
Microchip Technology, Inc.	65	5,780
Micron Technology, Inc.*	722	35,241
NVIDIA Corp.	48	11,616
NXP Semiconductors NV*	83	10,347
ON Semiconductor Corp.*	179	4,282
Qorvo, Inc.*	66	5,327
QUALCOMM, Inc.	855	55,575
Skyworks Solutions, Inc.	31	3,387
Teradyne, Inc.	64	2,906
Texas Instruments, Inc.	310	33,588
Xilinx, Inc.	85	6,056
		406,482
Software - 2.8%
Activision Blizzard, Inc.	179	13,090
Adobe Systems, Inc.*	63	13,175
ANSYS, Inc.*	21	3,359
Autodesk, Inc.*	27	3,172
CA, Inc.	218	7,652
Cadence Design Systems, Inc.*	61	2,365
CDK Global, Inc.	24	1,648
Check Point Software Technologies Ltd.*	28	2,909
Citrix Systems, Inc.*	41	3,772
Electronic Arts, Inc.*	49	6,061
Intuit, Inc.	43	7,175
Microsoft Corp.	2,492	233,675
Nuance Communications, Inc.*	110	1,767
Oracle Corp.	1,311	66,428
Red Hat, Inc.*	23	3,390
salesforce.com, Inc.*	51	5,929
Symantec Corp.	462	12,146
Synopsys, Inc.*	45	3,810
		391,523
Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A	218	4,497
Advance Auto Parts, Inc.	28	3,199
American Eagle Outfitters, Inc.	197	3,796
Asbury Automotive Group, Inc.*	32	2,107
Ascena Retail Group, Inc.*	486	1,103
AutoNation, Inc.*	120	6,025
AutoZone, Inc.*	10	6,647
Bed Bath & Beyond, Inc.	215	4,610
Best Buy Co., Inc.	312	22,601
Burlington Stores, Inc.*	25	3,066
CarMax, Inc.*	116	7,183
Dick’s Sporting Goods, Inc.	56	1,793
DSW, Inc., Class A	82	1,608
Express, Inc.*	146	1,054
Foot Locker, Inc.	70	3,214
GameStop Corp., Class A	199	3,122
Gap, Inc. (The)	266	8,400
Genesco, Inc.*	31	1,218
GNC Holdings, Inc., Class A*	251	1,069
Group 1 Automotive, Inc.	37	2,547
Guess?, Inc.	135	2,132
Home Depot, Inc. (The)	414	75,460
L Brands, Inc.	191	9,422
Lithia Motors, Inc., Class A	17	1,766
Lowe’s Cos., Inc.	425	38,076
Murphy USA, Inc.*	100	7,511
Office Depot, Inc.	1,181	3,106
O’Reilly Automotive, Inc.*	23	5,617
Penske Automotive Group, Inc.	55	2,519
Ross Stores, Inc.	107	8,356
Sally Beauty Holdings, Inc.*	99	1,667
Signet Jewelers Ltd.	54	2,715
Sonic Automotive, Inc., Class A	88	1,725
Tiffany & Co.	54	5,456
TJX Cos., Inc. (The)	236	19,513
Tractor Supply Co.	36	2,338
Urban Outfitters, Inc.*	72	2,541
Williams-Sonoma, Inc.	71	3,675
		282,454
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	1,808	322,041
Diebold Nixdorf, Inc.	58	911
Hewlett Packard Enterprise Co.	1,710	31,789
HP, Inc.	1,681	39,319
NCR Corp.*	80	2,640
NetApp, Inc.	131	7,932
Seagate Technology plc	263	14,044
Western Digital Corp.	159	13,839
Xerox Corp.	339	10,278
		442,793
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp.*	30	2,837
Fossil Group, Inc.*	115	1,539
Hanesbrands, Inc.	157	3,046
Michael Kors Holdings Ltd.*	105	6,608
NIKE, Inc., Class B	305	20,444
PVH Corp.	53	7,647
Ralph Lauren Corp.	57	6,033
Tapestry, Inc.	186	9,469
Under Armour, Inc., Class A*	50	829
Under Armour, Inc., Class C*	49	737
VF Corp.	170	12,677
		71,866
Thrifts & Mortgage Finance - 0.1%
Capitol Federal Financial, Inc.	111	1,386
MGIC Investment Corp.*	149	2,055
New York Community Bancorp, Inc.	491	6,688
PHH Corp.*	204	2,158
Radian Group, Inc.	90	1,847
Washington Federal, Inc.	49	1,700
		15,834
Tobacco - 0.9%
Altria Group, Inc.	694	43,688
Philip Morris International, Inc.	766	79,319

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Universal Corp.	28	1,376
		124,383
Trading Companies & Distributors - 0.4%
AerCap Holdings NV*	143	7,094
Air Lease Corp.	52	2,271
Aircastle Ltd.	66	1,286
Fastenal Co.	102	5,581
GATX Corp.	31	2,137
HD Supply Holdings, Inc.*	100	3,625
MRC Global, Inc.*	135	2,232
MSC Industrial Direct Co., Inc., Class A	22	1,925
NOW, Inc.*	96	911
Rush Enterprises, Inc., Class A*	47	1,998
United Rentals, Inc.*	47	8,229
Univar, Inc.*	95	2,737
Watsco, Inc.	13	2,150
WESCO International, Inc.*	59	3,673
WW Grainger, Inc.	26	6,800
		52,649
Transportation Infrastructure - 0.0%(b)
Macquarie Infrastructure Corp.	39	1,580

Water Utilities - 0.1%
American Water Works Co., Inc.	91	7,222
Aqua America, Inc.	79	2,701
		9,923
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	135	3,785
T-Mobile US, Inc.*	118	7,152
		10,937
TOTAL COMMON STOCKS (Cost $9,912,837)		12,996,792

	Number of Warrants

WARRANTS - 0.0%(b)
Energy Equipment & Services - 0.0%(b)
Tidewater, Inc., Series A, expiring 7/31/2023*	127	450
Tidewater, Inc., Series B, expiring 7/31/2023*	137	397
TOTAL WARRANTS (Cost $—)		847

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 17.2%

REPURCHASE AGREEMENTS(c) - 17.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $2,367,020 (Cost $2,366,932)	2,366,932	2,366,932

Total Investments - 111.4% (Cost $12,279,769)		15,364,571
Liabilities Less Other Assets - (11.4%)		(1,574,606)
Net Assets - 100.0%		13,789,965

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $6,836,585.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,559,127
Aggregate gross unrealized depreciation	(1,514,183)
Net unrealized appreciation	$2,044,944
Federal income tax cost	$12,304,134

See accompanying notes to schedules of portfolio investments.

Swap Agreements

RAFI® Long/Short had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(400,000)	(470,920)	11/6/2018	Goldman Sachs International	(1.68)%	Russell 1000 Total Return Index	(74,385)
200,000	225,169	11/6/2018	Goldman Sachs International	1.93%	FTSE RAFI US 1000 Total Return Index	28,106
(12,326,643)	(13,277,892)	11/6/2019	Societe Generale	(1.28)%	Russell 1000 Total Return Index	(1,006,191)
426,939	461,207	11/6/2019	Societe Generale	1.78%	FTSE RAFI US 1000 Total Return Index	36,977
(12,099,704)	(13,062,436)					(1,015,493)
					Total Appreciation	65,083
					Total Depreciation	(1,080,576)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD        U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Banks - 10.3%
BancFirst Corp.	128,676	6,851,997
Community Bank System, Inc.	130,459	6,954,769
Southside Bancshares, Inc.	202,341	6,758,189
Tompkins Financial Corp.	83,563	6,412,625
UMB Financial Corp.	97,269	7,100,637
United Bankshares, Inc.	195,241	6,931,056
		41,009,273
Capital Markets - 1.5%
Westwood Holdings Group, Inc.	108,801	5,912,246

Chemicals - 8.5%
Hawkins, Inc.	194,205	6,505,868
HB Fuller Co.	130,671	6,584,512
Quaker Chemical Corp.	46,182	6,582,320
Sensient Technologies Corp.	95,093	6,841,941
Stepan Co.	90,138	7,220,054
		33,734,695
Commercial Services & Supplies - 10.3%
ABM Industries, Inc.	166,803	5,864,794
Brady Corp., Class A	188,231	7,039,839
Healthcare Services Group, Inc.	141,908	6,446,880
Matthews International Corp., Class A	128,450	6,583,063
McGrath RentCorp	155,857	7,889,481
MSA Safety, Inc.	88,481	7,134,223
		40,958,280
Diversified Telecommunication Services - 1.9%
ATN International, Inc.	123,272	7,383,993

Electric Utilities - 3.1%
ALLETE, Inc.	91,315	6,223,117
Portland General Electric Co.	149,298	5,931,610
		12,154,727
Electronic Equipment, Instruments & Components - 1.9%
Badger Meter, Inc.	160,458	7,637,801

Equity Real Estate Investment Trusts (REITs) - 4.3%
National Health Investors, Inc.	93,778	6,083,379
Universal Health Realty Income Trust	99,441	5,505,054
Urstadt Biddle Properties, Inc., Class A	311,455	5,456,691
		17,045,124
Food & Staples Retailing - 2.0%
Andersons, Inc. (The)	230,487	8,078,569

Food Products - 7.0%
Calavo Growers, Inc.	95,151	8,121,138
J&J Snack Foods Corp.	48,541	6,520,513
Lancaster Colony Corp.	54,613	6,462,902
Tootsie Roll Industries, Inc.	196,020	6,547,068
		27,651,621
Gas Utilities - 9.3%
Chesapeake Utilities Corp.	87,552	5,835,341
New Jersey Resources Corp.	165,709	6,313,513
Northwest Natural Gas Co.	106,778	5,568,473
South Jersey Industries, Inc.	217,963	5,712,810
Spire, Inc.	89,795	6,088,101
WGL Holdings, Inc.	86,159	7,173,598
		36,691,836
Health Care Equipment & Supplies - 1.6%
Atrion Corp.	11,087	6,529,134

Health Care Providers & Services - 3.2%
National HealthCare Corp.	112,505	6,600,668
Owens & Minor, Inc.	378,011	6,203,161
		12,803,829
Hotels, Restaurants & Leisure - 2.1%
International Speedway Corp., Class A	180,811	8,136,495

Insurance - 7.9%
American Equity Investment Life Holding Co.	230,846	7,066,196
AmTrust Financial Services, Inc.	726,113	8,691,572
Infinity Property & Casualty Corp.	68,227	8,047,375
RLI Corp.	123,400	7,502,720
		31,307,863
Machinery - 3.3%
Franklin Electric Co., Inc.	159,413	6,241,019
Lindsay Corp.	78,369	6,930,954
		13,171,973
Media - 1.5%
Meredith Corp.	104,053	5,962,237

Metals & Mining - 1.6%
Compass Minerals International, Inc.	106,778	6,438,714

Multi-Utilities - 4.8%
Avista Corp.	141,635	6,774,402
Black Hills Corp.	126,305	6,415,031
NorthWestern Corp.	115,609	5,905,308
		19,094,741
Specialty Retail - 2.3%
Aaron’s, Inc.	194,978	9,009,933

Tobacco - 3.3%
Universal Corp.	132,750	6,524,663
Vector Group Ltd.	319,730	6,407,389
		12,932,052
Trading Companies & Distributors - 2.0%
GATX Corp.	115,882	7,988,905

Water Utilities - 6.1%
California Water Service Group	163,497	6,204,711
Connecticut Water Service, Inc.	120,599	6,226,527
Middlesex Water Co.	162,734	5,767,293
SJW Group	109,779	5,811,700
		24,010,231
TOTAL COMMON STOCKS (Cost $408,329,861)		395,644,272

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $411,746 (Cost $411,731)	411,731	411,731

Total Investments - 99.9% (Cost $408,741,592)		396,056,003
Other Assets Less Liabilities - 0.1%		526,574
Net Assets - 100.0%		396,582,577

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,260,782
Aggregate gross unrealized depreciation	(33,057,571)
Net unrealized depreciation	$(12,796,789)
Federal income tax cost	$408,852,792

See accompanying notes to schedules of portfolio investments.

S&P 500 Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 2.0%
General Dynamics Corp.	317,124	70,544,234

Beverages - 5.6%
Brown-Forman Corp., Class B	1,010,106	70,495,298
Coca-Cola Co. (The)	1,453,809	62,833,625
PepsiCo, Inc.	574,011	62,986,227
		196,315,150
Biotechnology - 2.2%
AbbVie, Inc.	659,043	76,336,951

Building Products - 1.9%
AO Smith Corp.	1,040,953	66,818,773

Capital Markets - 5.7%
Franklin Resources, Inc.	1,527,586	59,071,751
S&P Global, Inc.	379,748	72,835,666
T. Rowe Price Group, Inc.	590,737	66,103,470
		198,010,887
Chemicals - 9.4%
Air Products & Chemicals, Inc.	407,094	65,456,644
Ecolab, Inc.	506,414	66,061,706
PPG Industries, Inc.	584,629	65,735,685
Praxair, Inc.	432,245	64,728,689
Sherwin-Williams Co. (The)	161,944	65,033,471
		327,016,195
Commercial Services & Supplies - 2.1%
Cintas Corp.	421,480	71,929,777

Distributors - 1.7%
Genuine Parts Co.	652,121	59,890,793

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,878,326	68,183,234

Electrical Equipment - 2.0%
Emerson Electric Co.	957,396	68,032,560

Equity Real Estate Investment Trusts (REITs) - 1.8%
Federal Realty Investment Trust	564,321	64,298,735

Food & Staples Retailing - 5.4%
Sysco Corp.	1,091,099	65,084,055
Walgreens Boots Alliance, Inc.	899,205	61,946,233
Walmart, Inc.	657,300	59,163,573
		186,193,861
Food Products - 6.0%
Archer-Daniels-Midland Co.	1,623,149	67,393,146
Hormel Foods Corp.	2,021,975	65,633,309
McCormick & Co., Inc. (Non-Voting)	694,732	74,183,483
		207,209,938
Health Care Equipment & Supplies - 5.7%
Abbott Laboratories	1,126,632	67,969,708
Becton Dickinson and Co.	291,384	64,693,076
Medtronic plc	810,817	64,776,170
		197,438,954
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	930,990	64,433,818

Hotels, Restaurants & Leisure - 1.8%
McDonald’s Corp.	394,818	62,278,591

Household Durables - 1.8%
Leggett & Platt, Inc.	1,469,168	63,850,041

Household Products - 7.2%
Clorox Co. (The)	488,828	63,097,918
Colgate-Palmolive Co.	905,413	62,446,335
Kimberly-Clark Corp.	580,868	64,429,878
Procter & Gamble Co. (The)	787,405	61,827,041
		251,801,172
Industrial Conglomerates - 3.9%
3M Co.	280,737	66,116,371
Roper Technologies, Inc.	251,476	69,178,533
		135,294,904
Insurance - 3.9%
Aflac, Inc.	786,336	69,889,544
Cincinnati Financial Corp.	900,255	67,150,020
		137,039,564
IT Services - 1.9%
Automatic Data Processing, Inc.	575,341	66,348,324

Machinery - 7.5%
Dover Corp.	663,636	66,429,964
Illinois Tool Works, Inc.	400,182	64,605,382
Pentair plc	946,708	65,029,372
Stanley Black & Decker, Inc.	407,619	64,888,869
		260,953,587
Metals & Mining - 1.9%
Nucor Corp.	1,007,618	65,898,217

Multiline Retail - 2.0%
Target Corp.	904,353	68,197,260

Multi-Utilities - 1.9%
Consolidated Edison, Inc.	875,544	65,569,490

Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp.	529,232	59,231,645
Exxon Mobil Corp.	785,448	59,489,832
		118,721,477
Pharmaceuticals - 1.8%
Johnson & Johnson	489,446	63,569,246

Specialty Retail - 1.7%
Lowe’s Cos., Inc.	651,572	58,374,335

Textiles, Apparel & Luxury Goods - 1.8%
VF Corp.	858,784	64,039,523

Trading Companies & Distributors - 1.9%
WW Grainger, Inc.	255,674	66,871,535

TOTAL COMMON STOCKS (Cost $3,134,879,663)		3,471,461,126

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.0%(a)

REPURCHASE AGREEMENTS(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $766,785 (Cost $766,755)	766,755	766,755

Total Investments - 99.8% (Cost $3,135,646,418)		3,472,227,881
Other Assets Less Liabilities - 0.2%		5,588,722
Net Assets - 100.0%		3,477,816,603

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$407,001,642
Aggregate gross unrealized depreciation	(80,329,115)
Net unrealized appreciation	$326,672,527
Federal income tax cost	$3,145,555,354

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 3.1%
Arconic, Inc.	137	3,341
Boeing Co. (The)	181	65,560
General Dynamics Corp.	90	20,021
Harris Corp.	39	6,090
Huntington Ingalls Industries, Inc.	15	3,930
L3 Technologies, Inc.	25	5,189
Lockheed Martin Corp.	81	28,548
Northrop Grumman Corp.	56	19,602
Raytheon Co.	94	20,446
Rockwell Collins, Inc.	53	7,299
Textron, Inc.	85	5,087
TransDigm Group, Inc.	16	4,613
United Technologies Corp.	241	32,472
		222,198
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	45	4,201
Expeditors International of Washington, Inc.	58	3,768
FedEx Corp.	80	19,713
United Parcel Service, Inc., Class B	223	23,283
		50,965
Airlines - 0.5%
Alaska Air Group, Inc.	40	2,580
American Airlines Group, Inc.	138	7,486
Delta Air Lines, Inc.	213	11,481
Southwest Airlines Co.	177	10,238
United Continental Holdings, Inc.*	82	5,559
		37,344
Auto Components - 0.2%
Aptiv plc	86	7,855
BorgWarner, Inc.	64	3,141
Goodyear Tire & Rubber Co. (The)	80	2,315
		13,311
Automobiles - 0.4%
Ford Motor Co.	1,264	13,411
General Motors Co.	414	16,291
Harley-Davidson, Inc.	55	2,496
		32,198
Banks - 7.2%
Bank of America Corp.	3,143	100,890
BB&T Corp.	256	13,914
Citigroup, Inc.	857	64,695
Citizens Financial Group, Inc.	159	6,915
Comerica, Inc.	56	5,444
Fifth Third Bancorp	229	7,568
Huntington Bancshares, Inc.	350	5,495
JPMorgan Chase & Co.	1,124	129,822
KeyCorp	348	7,353
M&T Bank Corp.	49	9,302
People’s United Financial, Inc.	112	2,144
PNC Financial Services Group, Inc. (The)	154	24,280
Regions Financial Corp.	376	7,298
SunTrust Banks, Inc.	154	10,755
US Bancorp	511	27,778
Wells Fargo & Co.	1,436	83,877
Zions Bancorp	65	3,573
		511,103
Beverages - 2.0%
Brown-Forman Corp., Class B	63	4,397
Coca-Cola Co. (The)	1,242	53,679
Constellation Brands, Inc., Class A	56	12,067
Dr Pepper Snapple Group, Inc.	58	6,742
Molson Coors Brewing Co., Class B	60	4,575
Monster Beverage Corp.*	133	8,428
PepsiCo, Inc.	461	50,586
		140,474
Biotechnology - 3.0%
AbbVie, Inc.	516	59,768
Alexion Pharmaceuticals, Inc.*	72	8,456
Amgen, Inc.	235	43,186
Biogen, Inc.*	68	19,651
Celgene Corp.*	255	22,216
Gilead Sciences, Inc.	423	33,303
Incyte Corp.*	57	4,854
Regeneron Pharmaceuticals, Inc.*	25	8,011
Vertex Pharmaceuticals, Inc.*	82	13,615
		213,060
Building Products - 0.3%
Allegion plc	31	2,608
AO Smith Corp.	47	3,017
Fortune Brands Home & Security, Inc.	50	3,033
Johnson Controls International plc	300	11,061
Masco Corp.	102	4,194
		23,913
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	18	3,408
Ameriprise Financial, Inc.	48	7,509
Bank of New York Mellon Corp. (The)	332	18,934
BlackRock, Inc.	40	21,977
Cboe Global Markets, Inc.	37	4,144
Charles Schwab Corp. (The)	387	20,519
CME Group, Inc.	110	18,278
E*TRADE Financial Corp.*	88	4,596
Franklin Resources, Inc.	106	4,099
Goldman Sachs Group, Inc. (The)	114	29,974
Intercontinental Exchange, Inc.	190	13,885
Invesco Ltd.	132	4,295
Moody’s Corp.	54	9,012
Morgan Stanley	451	25,265
Nasdaq, Inc.	38	3,069
Northern Trust Corp.	70	7,411
Raymond James Financial, Inc.	42	3,894
S&P Global, Inc.	83	15,919
State Street Corp.	120	12,738
T. Rowe Price Group, Inc.	79	8,840
		237,766
Chemicals - 2.2%
Air Products & Chemicals, Inc.	71	11,416
Albemarle Corp.	36	3,615
CF Industries Holdings, Inc.	76	3,134
DowDuPont, Inc.	758	53,287
Eastman Chemical Co.	47	4,751
Ecolab, Inc.	84	10,958
FMC Corp.	43	3,375
International Flavors & Fragrances, Inc.	26	3,672
LyondellBasell Industries NV, Class A	105	11,363
Monsanto Co.	142	17,519
Mosaic Co. (The)	114	3,000
PPG Industries, Inc.	82	9,220
Praxair, Inc.	93	13,927

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Sherwin-Williams Co. (The)	27	10,843
		160,080
Commercial Services & Supplies - 0.3%
Cintas Corp.	28	4,779
Republic Services, Inc.	74	4,971
Stericycle, Inc.*	28	1,755
Waste Management, Inc.	129	11,135
		22,640
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,602	71,738
F5 Networks, Inc.*	20	2,970
Juniper Networks, Inc.	121	3,105
Motorola Solutions, Inc.	52	5,520
		83,333
Construction & Engineering - 0.1%
Fluor Corp.	45	2,561
Jacobs Engineering Group, Inc.	39	2,381
Quanta Services, Inc.*	50	1,722
		6,664
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20	4,079
Vulcan Materials Co.	43	5,062
		9,141
Consumer Finance - 0.8%
American Express Co.	233	22,720
Capital One Financial Corp.	157	15,375
Discover Financial Services	118	9,302
Navient Corp.	85	1,101
Synchrony Financial	238	8,661
		57,159
Containers & Packaging - 0.4%
Avery Dennison Corp.	29	3,427
Ball Corp.	113	4,514
International Paper Co.	134	7,985
Packaging Corp. of America	31	3,695
Sealed Air Corp.	58	2,458
WestRock Co.	82	5,392
		27,471
Distributors - 0.1%
Genuine Parts Co.	47	4,316
LKQ Corp.*	100	3,948
		8,264
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	68	1,723
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B*	623	129,086
Leucadia National Corp.	102	2,447
		131,533
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,989	72,201
CenturyLink, Inc.	315	5,566
Verizon Communications, Inc.	1,322	63,112
		140,879
Electric Utilities - 1.7%
Alliant Energy Corp.	75	2,899
American Electric Power Co., Inc.	159	10,427
Duke Energy Corp.	227	17,102
Edison International	106	6,423
Entergy Corp.	58	4,398
Eversource Energy	103	5,871
Exelon Corp.	311	11,519
FirstEnergy Corp.	144	4,655
NextEra Energy, Inc.	152	23,127
PG&E Corp.	166	6,821
Pinnacle West Capital Corp.	36	2,771
PPL Corp.	221	6,332
Southern Co. (The)	325	13,994
Xcel Energy, Inc.	165	7,141
		123,480
Electrical Equipment - 0.6%
Acuity Brands, Inc.	14	1,996
AMETEK, Inc.	75	5,681
Eaton Corp. plc	143	11,540
Emerson Electric Co.	208	14,780
Rockwell Automation, Inc.	42	7,594
		41,591
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	99	9,048
Corning, Inc.	282	8,201
FLIR Systems, Inc.	45	2,209
TE Connectivity Ltd.	114	11,752
		31,210
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	31	3,761
American Tower Corp.	139	19,367
Apartment Investment & Management Co., Class A	51	1,972
AvalonBay Communities, Inc.	45	7,021
Boston Properties, Inc.	50	5,944
Crown Castle International Corp.	132	14,528
Digital Realty Trust, Inc.	67	6,743
Duke Realty Corp.	115	2,849
Equinix, Inc.	25	9,803
Equity Residential	119	6,691
Essex Property Trust, Inc.	21	4,700
Extra Space Storage, Inc.	41	3,487
Federal Realty Investment Trust	24	2,735
GGP, Inc.	202	4,276
HCP, Inc.	152	3,289
Host Hotels & Resorts, Inc.	240	4,454
Iron Mountain, Inc.	91	2,863
Kimco Realty Corp.	138	2,065
Macerich Co. (The)	35	2,063
Mid-America Apartment Communities, Inc.	37	3,175
Prologis, Inc.	172	10,437
Public Storage	48	9,333
Realty Income Corp.	91	4,475
Regency Centers Corp.	48	2,789
SBA Communications Corp.*	38	5,976
Simon Property Group, Inc.	101	15,505
SL Green Realty Corp.	32	3,101
UDR, Inc.	87	2,925
Ventas, Inc.	115	5,557
Vornado Realty Trust	56	3,722
Welltower, Inc.	120	6,300
Weyerhaeuser Co.	245	8,582
		190,488
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	142	27,108
CVS Health Corp.	328	22,215
Kroger Co. (The)	288	7,810
Sysco Corp.	155	9,246
Walgreens Boots Alliance, Inc.	281	19,358
Walmart, Inc.	474	42,665
		128,402
Food Products - 1.2%
Archer-Daniels-Midland Co.	181	7,515
Campbell Soup Co.	62	2,669

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Conagra Brands, Inc.	132	4,769
General Mills, Inc.	184	9,301
Hershey Co. (The)	46	4,520
Hormel Foods Corp.	87	2,824
JM Smucker Co. (The)	37	4,673
Kellogg Co.	81	5,362
Kraft Heinz Co. (The)	193	12,941
McCormick & Co., Inc. (Non-Voting)	39	4,164
Mondelez International, Inc., Class A	484	21,248
Tyson Foods, Inc., Class A	96	7,141
		87,127
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	564	34,026
Align Technology, Inc.*	23	6,038
Baxter International, Inc.	162	10,982
Becton Dickinson and Co.	86	19,094
Boston Scientific Corp.*	445	12,131
Cooper Cos., Inc. (The)	16	3,688
Danaher Corp.	198	19,360
DENTSPLY SIRONA, Inc.	74	4,148
Edwards Lifesciences Corp.*	69	9,223
Hologic, Inc.*	89	3,456
IDEXX Laboratories, Inc.*	28	5,243
Intuitive Surgical, Inc.*	36	15,352
Medtronic plc	439	35,072
ResMed, Inc.	46	4,382
Stryker Corp.	104	16,865
Varian Medical Systems, Inc.*	30	3,580
Zimmer Biomet Holdings, Inc.	66	7,673
		210,313
Health Care Providers & Services - 3.0%
Aetna, Inc.	106	18,768
AmerisourceBergen Corp.	52	4,948
Anthem, Inc.	83	19,537
Cardinal Health, Inc.	102	7,059
Centene Corp.*	56	5,680
Cigna Corp.	80	15,671
DaVita, Inc.*	49	3,529
Envision Healthcare Corp.*	39	1,501
Express Scripts Holding Co.*	183	13,807
HCA Healthcare, Inc.	92	9,131
Henry Schein, Inc.*	51	3,376
Humana, Inc.	46	12,504
Laboratory Corp. of America Holdings*	33	5,699
McKesson Corp.	68	10,148
Patterson Cos., Inc.	27	853
Quest Diagnostics, Inc.	44	4,534
UnitedHealth Group, Inc.	314	71,014
Universal Health Services, Inc., Class B	28	3,198
		210,957
Health Care Technology - 0.1%
Cerner Corp.*	102	6,544

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	132	8,832
Chipotle Mexican Grill, Inc.*	8	2,547
Darden Restaurants, Inc.	40	3,688
Hilton Worldwide Holdings, Inc.	66	5,332
Marriott International, Inc., Class A	99	13,980
McDonald’s Corp.	258	40,697
MGM Resorts International	165	5,648
Norwegian Cruise Line Holdings Ltd.*	67	3,812
Royal Caribbean Cruises Ltd.	55	6,963
Starbucks Corp.	461	26,323
Wyndham Worldwide Corp.	33	3,821
Wynn Resorts Ltd.	26	4,355
Yum Brands, Inc.	109	8,870
		134,868
Household Durables - 0.4%
DR Horton, Inc.	111	4,651
Garmin Ltd.	36	2,133
Leggett & Platt, Inc.	43	1,869
Lennar Corp., Class A	88	4,979
Mohawk Industries, Inc.*	20	4,797
Newell Brands, Inc.	159	4,085
PulteGroup, Inc.	88	2,470
Whirlpool Corp.	23	3,736
		28,720
Household Products - 1.5%
Church & Dwight Co., Inc.	81	3,984
Clorox Co. (The)	42	5,421
Colgate-Palmolive Co.	284	19,588
Kimberly-Clark Corp.	114	12,645
Procter & Gamble Co. (The)	826	64,858
		106,496
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	214	2,326
NRG Energy, Inc.	97	2,509
		4,835
Industrial Conglomerates - 1.8%
3M Co.	193	45,454
General Electric Co.	2,810	39,649
Honeywell International, Inc.	247	37,324
Roper Technologies, Inc.	33	9,078
		131,505
Insurance - 2.7%
Aflac, Inc.	127	11,288
Allstate Corp. (The)	116	10,702
American International Group, Inc.	291	16,686
Aon plc	81	11,366
Arthur J Gallagher & Co.	59	4,077
Assurant, Inc.	17	1,453
Brighthouse Financial, Inc.*	31	1,682
Chubb Ltd.	150	21,288
Cincinnati Financial Corp.	48	3,580
Everest Re Group Ltd.	13	3,123
Hartford Financial Services Group, Inc. (The)	116	6,131
Lincoln National Corp.	71	5,408
Loews Corp.	89	4,390
Marsh & McLennan Cos., Inc.	165	13,698
MetLife, Inc.	341	15,751
Principal Financial Group, Inc.	87	5,423
Progressive Corp. (The)	188	10,825
Prudential Financial, Inc.	137	14,566
Torchmark Corp.	35	2,988
Travelers Cos., Inc. (The)	89	12,371
Unum Group	73	3,720
Willis Towers Watson plc	43	6,790
XL Group Ltd.	83	3,512
		190,818
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc.*	130	196,618
Booking Holdings, Inc.*	16	32,545
Expedia, Inc.	40	4,207
Netflix, Inc.*	140	40,793

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
TripAdvisor, Inc.*	35	1,403
		275,566
Internet Software & Services - 5.2%
Akamai Technologies, Inc.*	55	3,710
Alphabet, Inc., Class A*	97	107,080
Alphabet, Inc., Class C*	98	108,264
eBay, Inc.*	315	13,501
Facebook, Inc., Class A*	773	137,841
VeriSign, Inc.*	27	3,133
		373,529
IT Services - 4.5%
Accenture plc, Class A	200	32,202
Alliance Data Systems Corp.	16	3,855
Automatic Data Processing, Inc.	144	16,606
Cognizant Technology Solutions Corp., Class A	191	15,666
CSRA, Inc.	53	2,148
DXC Technology Co.	92	9,434
Fidelity National Information Services, Inc.	108	10,495
Fiserv, Inc.*	68	9,750
Gartner, Inc.*	29	3,289
Global Payments, Inc.	52	5,896
International Business Machines Corp.	279	43,477
Mastercard, Inc., Class A	301	52,904
Paychex, Inc.	104	6,774
PayPal Holdings, Inc.*	366	29,064
Total System Services, Inc.	54	4,749
Visa, Inc., Class A	588	72,289
Western Union Co. (The)	149	2,953
		321,551
Leisure Products - 0.1%
Hasbro, Inc.	37	3,536
Mattel, Inc.	111	1,765
		5,301
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	104	7,133
Illumina, Inc.*	47	10,717
IQVIA Holdings, Inc.*	47	4,622
Mettler-Toledo International, Inc.*	8	4,930
PerkinElmer, Inc.	36	2,748
Thermo Fisher Scientific, Inc.	130	27,115
Waters Corp.*	26	5,321
		62,586
Machinery - 1.8%
Caterpillar, Inc.	193	29,844
Cummins, Inc.	51	8,577
Deere & Co.	104	16,730
Dover Corp.	50	5,005
Flowserve Corp.	42	1,779
Fortive Corp.	99	7,603
Illinois Tool Works, Inc.	100	16,144
Ingersoll-Rand plc	81	7,193
PACCAR, Inc.	114	8,161
Parker-Hannifin Corp.	43	7,674
Pentair plc	54	3,709
Snap-on, Inc.	18	2,866
Stanley Black & Decker, Inc.	50	7,959
Xylem, Inc.	58	4,326
		127,570
Media - 2.8%
CBS Corp. (Non-Voting), Class B	117	6,197
Charter Communications, Inc., Class A*	63	21,541
Comcast Corp., Class A	1,511	54,713
Discovery Communications, Inc., Class A*	50	1,216
Discovery Communications, Inc., Class C*	66	1,517
DISH Network Corp., Class A*	74	3,085
Interpublic Group of Cos., Inc. (The)	126	2,948
News Corp., Class A	124	2,000
News Corp., Class B	39	640
Omnicom Group, Inc.	75	5,717
Scripps Networks Interactive, Inc., Class A	31	2,786
Time Warner, Inc.	252	23,426
Twenty-First Century Fox, Inc., Class A	341	12,556
Twenty-First Century Fox, Inc., Class B	142	5,172
Viacom, Inc., Class B	114	3,801
Walt Disney Co. (The)	489	50,445
		197,760
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	436	8,110
Newmont Mining Corp.	173	6,608
Nucor Corp.	103	6,736
		21,454
Multiline Retail - 0.5%
Dollar General Corp.	84	7,945
Dollar Tree, Inc.*	77	7,903
Kohl’s Corp.	55	3,635
Macy’s, Inc.	99	2,912
Nordstrom, Inc.	38	1,950
Target Corp.	176	13,272
		37,617
Multi-Utilities - 0.9%
Ameren Corp.	79	4,290
CenterPoint Energy, Inc.	140	3,787
CMS Energy Corp.	91	3,863
Consolidated Edison, Inc.	100	7,489
Dominion Energy, Inc.	208	15,407
DTE Energy Co.	58	5,845
NiSource, Inc.	109	2,521
Public Service Enterprise Group, Inc.	164	7,942
SCANA Corp.	46	1,825
Sempra Energy	81	8,827
WEC Energy Group, Inc.	102	6,112
		67,908
Personal Products - 0.2%
Coty, Inc., Class A	153	2,956
Estee Lauder Cos., Inc. (The), Class A	73	10,106
		13,062
Pharmaceuticals - 4.6%
Allergan plc	108	16,656
Bristol-Myers Squibb Co.	530	35,086
Eli Lilly & Co.	314	24,184
Johnson & Johnson	870	112,995
Merck & Co., Inc.	886	48,039
Mylan NV*	174	7,016
Perrigo Co. plc	42	3,421
Pfizer, Inc.	1,931	70,115
Zoetis, Inc.	158	12,776
		330,288
Professional Services - 0.3%
Equifax, Inc.	39	4,407
IHS Markit Ltd.*	118	5,552

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Nielsen Holdings plc	108	3,524
Robert Half International, Inc.	41	2,340
Verisk Analytics, Inc.*	50	5,109
		20,932
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	98	4,581

Road & Rail - 1.0%
CSX Corp.	290	15,579
JB Hunt Transport Services, Inc.	28	3,320
Kansas City Southern	34	3,503
Norfolk Southern Corp.	93	12,934
Union Pacific Corp.	255	33,214
		68,550
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc.*	266	3,221
Analog Devices, Inc.	119	10,728
Applied Materials, Inc.	346	19,926
Broadcom Ltd.	132	32,533
Intel Corp.	1,516	74,723
KLA-Tencor Corp.	51	5,779
Lam Research Corp.	52	9,977
Microchip Technology, Inc.	76	6,759
Micron Technology, Inc.*	374	18,255
NVIDIA Corp.	196	47,432
Qorvo, Inc.*	41	3,309
QUALCOMM, Inc.	478	31,070
Skyworks Solutions, Inc.	60	6,555
Texas Instruments, Inc.	319	34,564
Xilinx, Inc.	81	5,771
		310,602
Software - 6.0%
Activision Blizzard, Inc.	245	17,917
Adobe Systems, Inc.*	160	33,461
ANSYS, Inc.*	27	4,319
Autodesk, Inc.*	71	8,340
CA, Inc.	102	3,580
Cadence Design Systems, Inc.*	91	3,528
Citrix Systems, Inc.*	46	4,232
Electronic Arts, Inc.*	100	12,370
Intuit, Inc.	79	13,182
Microsoft Corp.	2,499	234,331
Oracle Corp.	987	50,011
Red Hat, Inc.*	57	8,402
salesforce.com, Inc.*	222	25,808
Symantec Corp.	201	5,284
Synopsys, Inc.*	49	4,149
		428,914
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	24	2,742
AutoZone, Inc.*	9	5,983
Best Buy Co., Inc.	82	5,940
CarMax, Inc.*	59	3,653
Foot Locker, Inc.	40	1,837
Gap, Inc. (The)	71	2,242
Home Depot, Inc. (The)	378	68,898
L Brands, Inc.	80	3,947
Lowe’s Cos., Inc.	270	24,189
O’Reilly Automotive, Inc.*	28	6,837
Ross Stores, Inc.	125	9,761
Signet Jewelers Ltd.	20	1,006
Tiffany & Co.	33	3,334
TJX Cos., Inc. (The)	206	17,032
Tractor Supply Co.	41	2,662
Ulta Beauty, Inc.*	19	3,864
		163,927
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	1,663	296,213
Hewlett Packard Enterprise Co.	517	9,611
HP, Inc.	541	12,654
NetApp, Inc.	87	5,268
Seagate Technology plc	94	5,020
Western Digital Corp.	96	8,356
Xerox Corp.	69	2,092
		339,214
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	118	2,289
Michael Kors Holdings Ltd.*	49	3,084
NIKE, Inc., Class B	426	28,555
PVH Corp.	25	3,607
Ralph Lauren Corp.	18	1,905
Tapestry, Inc.	92	4,684
Under Armour, Inc., Class A*	60	995
Under Armour, Inc., Class C*	60	903
VF Corp.	106	7,904
		53,926
Tobacco - 1.3%
Altria Group, Inc.	618	38,903
Philip Morris International, Inc.	503	52,086
		90,989
Trading Companies & Distributors - 0.2%
Fastenal Co.	93	5,089
United Rentals, Inc.*	27	4,728
WW Grainger, Inc.	17	4,446
		14,263
Water Utilities - 0.1%
American Water Works Co., Inc.	58	4,603

TOTAL COMMON STOCKS (Cost $5,634,930)		7,093,266

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(b) - 0.4%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $25,270 (Cost $25,270)	25,270	25,270

Total Investments - 99.9% (Cost $5,660,200)		7,118,536
Other Assets Less Liabilities - 0.1%		9,674
Net Assets - 100.0%		7,128,210

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,714,341
Aggregate gross unrealized depreciation	(257,555)
Net unrealized appreciation	$1,456,786
Federal income tax cost	$5,661,750

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 3.6%
Arconic, Inc.	30	732
Boeing Co. (The)	40	14,488
General Dynamics Corp.	20	4,449
Harris Corp.	9	1,405
Huntington Ingalls Industries, Inc.	3	786
L3 Technologies, Inc.	6	1,245
Lockheed Martin Corp.	18	6,344
Northrop Grumman Corp.	12	4,201
Raytheon Co.	21	4,568
Rockwell Collins, Inc.	12	1,653
Textron, Inc.	19	1,137
TransDigm Group, Inc.	3	865
United Technologies Corp.	53	7,141
		49,014
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	10	934
Expeditors International of Washington, Inc.	13	845
FedEx Corp.	18	4,435
United Parcel Service, Inc., Class B	49	5,116
		11,330
Airlines - 0.6%
Alaska Air Group, Inc.	9	580
American Airlines Group, Inc.	31	1,682
Delta Air Lines, Inc.	47	2,533
Southwest Airlines Co.	39	2,256
United Continental Holdings, Inc.*	18	1,220
		8,271
Auto Components - 0.2%
Aptiv plc	19	1,735
BorgWarner, Inc.	14	687
Goodyear Tire & Rubber Co. (The)	18	521
		2,943
Automobiles - 0.5%
Ford Motor Co.	280	2,971
General Motors Co.	92	3,620
Harley-Davidson, Inc.	12	545
		7,136
Beverages - 2.3%
Brown-Forman Corp., Class B	14	977
Coca-Cola Co. (The)	275	11,886
Constellation Brands, Inc., Class A	12	2,586
Dr Pepper Snapple Group, Inc.	13	1,511
Molson Coors Brewing Co., Class B	13	991
Monster Beverage Corp.*	30	1,901
PepsiCo, Inc.	102	11,192
		31,044
Biotechnology - 3.4%
AbbVie, Inc.	114	13,204
Alexion Pharmaceuticals, Inc.*	16	1,879
Amgen, Inc.	52	9,556
Biogen, Inc.*	15	4,335
Celgene Corp.*	57	4,966
Gilead Sciences, Inc.	94	7,401
Incyte Corp.*	13	1,107
Regeneron Pharmaceuticals, Inc.*	6	1,923
Vertex Pharmaceuticals, Inc.*	18	2,988
		47,359
Building Products - 0.4%
Allegion plc	7	589
AO Smith Corp.	10	642
Fortune Brands Home & Security, Inc.	11	667
Johnson Controls International plc	66	2,433
Masco Corp.	23	946
		5,277
Chemicals - 2.6%
Air Products & Chemicals, Inc.	16	2,573
Albemarle Corp.	8	803
CF Industries Holdings, Inc.	17	701
DowDuPont, Inc.	168	11,810
Eastman Chemical Co.	10	1,011
Ecolab, Inc.	19	2,479
FMC Corp.	10	785
International Flavors & Fragrances, Inc.	6	847
LyondellBasell Industries NV, Class A	23	2,489
Monsanto Co.	32	3,948
Mosaic Co. (The)	25	658
PPG Industries, Inc.	18	2,024
Praxair, Inc.	21	3,145
Sherwin-Williams Co. (The)	6	2,409
		35,682
Commercial Services & Supplies - 0.4%
Cintas Corp.	6	1,024
Republic Services, Inc.	16	1,075
Stericycle, Inc.*	6	376
Waste Management, Inc.	29	2,503
		4,978
Communications Equipment - 1.3%
Cisco Systems, Inc.	355	15,897
F5 Networks, Inc.*	4	594
Juniper Networks, Inc.	27	693
Motorola Solutions, Inc.	12	1,274
		18,458
Construction & Engineering - 0.1%
Fluor Corp.	10	569
Jacobs Engineering Group, Inc.	9	549
Quanta Services, Inc.*	11	379
		1,497
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5	1,020
Vulcan Materials Co.	9	1,059
		2,079
Containers & Packaging - 0.4%
Avery Dennison Corp.	6	709
Ball Corp.	25	999
International Paper Co.	30	1,788
Packaging Corp. of America	7	834
Sealed Air Corp.	13	551
WestRock Co.	18	1,183
		6,064
Distributors - 0.1%
Genuine Parts Co.	11	1,010
LKQ Corp.*	22	869
		1,879
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	15	380

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	441	16,008

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
CenturyLink, Inc.	70	1,237
Verizon Communications, Inc.	293	13,988
		31,233
Electric Utilities - 2.0%
Alliant Energy Corp.	17	657
American Electric Power Co., Inc.	35	2,295
Duke Energy Corp.	50	3,767
Edison International	23	1,394
Entergy Corp.	13	986
Eversource Energy	23	1,311
Exelon Corp.	69	2,556
FirstEnergy Corp.	32	1,034
NextEra Energy, Inc.	34	5,173
PG&E Corp.	37	1,520
Pinnacle West Capital Corp.	8	616
PPL Corp.	49	1,404
Southern Co. (The)	72	3,100
Xcel Energy, Inc.	36	1,558
		27,371
Electrical Equipment - 0.7%
Acuity Brands, Inc.	3	428
AMETEK, Inc.	17	1,288
Eaton Corp. plc	32	2,582
Emerson Electric Co.	46	3,269
Rockwell Automation, Inc.	9	1,627
		9,194
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	2,011
Corning, Inc.	62	1,803
FLIR Systems, Inc.	10	491
TE Connectivity Ltd.	25	2,577
		6,882
Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	31	818
Halliburton Co.	63	2,925
Helmerich & Payne, Inc.	8	516
National Oilwell Varco, Inc.	27	948
Schlumberger Ltd.	99	6,498
TechnipFMC plc	31	893
		12,598
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	31	5,918
CVS Health Corp.	73	4,944
Kroger Co. (The)	64	1,736
Sysco Corp.	34	2,028
Walgreens Boots Alliance, Inc.	62	4,271
Walmart, Inc.	105	9,451
		28,348
Food Products - 1.4%
Archer-Daniels-Midland Co.	40	1,661
Campbell Soup Co.	14	603
Conagra Brands, Inc.	29	1,048
General Mills, Inc.	41	2,072
Hershey Co. (The)	10	983
Hormel Foods Corp.	19	617
JM Smucker Co. (The)	8	1,010
Kellogg Co.	18	1,192
Kraft Heinz Co. (The)	43	2,883
McCormick & Co., Inc. (Non-Voting)	9	961
Mondelez International, Inc., Class A	107	4,697
Tyson Foods, Inc., Class A	21	1,562
		19,289
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	125	7,541
Align Technology, Inc.*	5	1,313
Baxter International, Inc.	36	2,440
Becton Dickinson and Co.	19	4,218
Boston Scientific Corp.*	99	2,699
Cooper Cos., Inc. (The)	4	922
Danaher Corp.	44	4,302
DENTSPLY SIRONA, Inc.	16	897
Edwards Lifesciences Corp.*	15	2,005
Hologic, Inc.*	20	777
IDEXX Laboratories, Inc.*	6	1,123
Intuitive Surgical, Inc.*	8	3,412
Medtronic plc	97	7,749
ResMed, Inc.	10	953
Stryker Corp.	23	3,730
Varian Medical Systems, Inc.*	7	835
Zimmer Biomet Holdings, Inc.	15	1,744
		46,660
Health Care Providers & Services - 3.4%
Aetna, Inc.	23	4,072
AmerisourceBergen Corp.	12	1,142
Anthem, Inc.	18	4,237
Cardinal Health, Inc.	23	1,592
Centene Corp.*	12	1,217
Cigna Corp.	18	3,526
DaVita, Inc.*	11	792
Envision Healthcare Corp.*	9	347
Express Scripts Holding Co.*	41	3,093
HCA Healthcare, Inc.	20	1,985
Henry Schein, Inc.*	11	728
Humana, Inc.	10	2,718
Laboratory Corp. of America Holdings*	7	1,209
McKesson Corp.	15	2,238
Patterson Cos., Inc.	6	190
Quest Diagnostics, Inc.	10	1,031
UnitedHealth Group, Inc.	70	15,831
Universal Health Services, Inc., Class B	6	685
		46,633
Health Care Technology - 0.1%
Cerner Corp.*	23	1,476

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	29	1,940
Chipotle Mexican Grill, Inc.*	2	637
Darden Restaurants, Inc.	9	830
Hilton Worldwide Holdings, Inc.	15	1,212
Marriott International, Inc., Class A	22	3,107
McDonald’s Corp.	57	8,991
MGM Resorts International	37	1,267
Norwegian Cruise Line Holdings Ltd.*	15	854
Royal Caribbean Cruises Ltd.	12	1,519
Starbucks Corp.	102	5,824
Wyndham Worldwide Corp.	7	810
Wynn Resorts Ltd.	6	1,005
Yum Brands, Inc.	24	1,953
		29,949
Household Durables - 0.5%
DR Horton, Inc.	25	1,048
Garmin Ltd.	8	474
Leggett & Platt, Inc.	9	391
Lennar Corp., Class A	20	1,132
Mohawk Industries, Inc.*	5	1,199

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Newell Brands, Inc.	35	899
PulteGroup, Inc.	19	533
Whirlpool Corp.	5	812
		6,488
Household Products - 1.7%
Church & Dwight Co., Inc.	18	885
Clorox Co. (The)	9	1,162
Colgate-Palmolive Co.	63	4,345
Kimberly-Clark Corp.	25	2,773
Procter & Gamble Co. (The)	183	14,369
		23,534
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	47	511
NRG Energy, Inc.	22	569
		1,080
Industrial Conglomerates - 2.1%
3M Co.	43	10,127
General Electric Co.	623	8,790
Honeywell International, Inc.	55	8,311
Roper Technologies, Inc.	7	1,926
		29,154
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc.*	29	43,861
Booking Holdings, Inc.*	4	8,136
Expedia, Inc.	9	946
Netflix, Inc.*	31	9,033
TripAdvisor, Inc.*	8	321
		62,297
Internet Software & Services - 6.0%
Akamai Technologies, Inc.*	12	810
Alphabet, Inc., Class A*	21	23,182
Alphabet, Inc., Class C*	22	24,304
eBay, Inc.*	70	3,000
Facebook, Inc., Class A*	171	30,493
VeriSign, Inc.*	6	696
		82,485
IT Services - 5.2%
Accenture plc, Class A	44	7,085
Alliance Data Systems Corp.	3	723
Automatic Data Processing, Inc.	32	3,690
Cognizant Technology Solutions Corp., Class A	42	3,445
CSRA, Inc.	12	486
DXC Technology Co.	20	2,051
Fidelity National Information Services, Inc.	24	2,332
Fiserv, Inc.*	15	2,151
Gartner, Inc.*	7	794
Global Payments, Inc.	11	1,247
International Business Machines Corp.	62	9,662
Mastercard, Inc., Class A	67	11,776
Paychex, Inc.	23	1,498
PayPal Holdings, Inc.*	81	6,432
Total System Services, Inc.	12	1,055
Visa, Inc., Class A	130	15,982
Western Union Co. (The)	33	654
		71,063
Leisure Products - 0.1%
Hasbro, Inc.	8	765
Mattel, Inc.	25	397
		1,162
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	23	1,578
Illumina, Inc.*	10	2,280
IQVIA Holdings, Inc.*	10	983
Mettler-Toledo International, Inc.*	2	1,232
PerkinElmer, Inc.	8	611
Thermo Fisher Scientific, Inc.	29	6,049
Waters Corp.*	6	1,228
		13,961
Machinery - 2.1%
Caterpillar, Inc.	43	6,649
Cummins, Inc.	11	1,850
Deere & Co.	23	3,700
Dover Corp.	11	1,101
Flowserve Corp.	9	381
Fortive Corp.	22	1,690
Illinois Tool Works, Inc.	22	3,552
Ingersoll-Rand plc	18	1,598
PACCAR, Inc.	25	1,790
Parker-Hannifin Corp.	10	1,785
Pentair plc	12	824
Snap-on, Inc.	4	637
Stanley Black & Decker, Inc.	11	1,751
Xylem, Inc.	13	969
		28,277
Media - 3.2%
CBS Corp. (Non-Voting), Class B	26	1,377
Charter Communications, Inc., Class A*	14	4,787
Comcast Corp., Class A	335	12,130
Discovery Communications, Inc., Class A*	11	268
Discovery Communications, Inc., Class C*	15	345
DISH Network Corp., Class A*	16	667
Interpublic Group of Cos., Inc. (The)	28	655
News Corp., Class A	27	436
News Corp., Class B	9	148
Omnicom Group, Inc.	17	1,296
Scripps Networks Interactive, Inc., Class A	7	629
Time Warner, Inc.	56	5,206
Twenty-First Century Fox, Inc., Class A	76	2,798
Twenty-First Century Fox, Inc., Class B	32	1,165
Viacom, Inc., Class B	25	833
Walt Disney Co. (The)	108	11,141
		43,881
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	97	1,804
Newmont Mining Corp.	38	1,452
Nucor Corp.	23	1,504
		4,760
Multiline Retail - 0.6%
Dollar General Corp.	19	1,797
Dollar Tree, Inc.*	17	1,745
Kohl’s Corp.	12	793
Macy’s, Inc.	22	647
Nordstrom, Inc.	8	411
Target Corp.	39	2,941
		8,334
Multi-Utilities - 1.1%
Ameren Corp.	17	923
CenterPoint Energy, Inc.	31	839
CMS Energy Corp.	20	849
Consolidated Edison, Inc.	22	1,648
Dominion Energy, Inc.	46	3,407

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
DTE Energy Co.	13	1,310
NiSource, Inc.	24	555
Public Service Enterprise Group, Inc.	36	1,743
SCANA Corp.	10	397
Sempra Energy	18	1,962
WEC Energy Group, Inc.	23	1,378
		15,011
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	39	2,224
Andeavor	10	896
Apache Corp.	27	922
Cabot Oil & Gas Corp.	33	797
Chesapeake Energy Corp.*	65	183
Chevron Corp.	136	15,221
Cimarex Energy Co.	7	673
Concho Resources, Inc.*	11	1,659
ConocoPhillips	86	4,671
Devon Energy Corp.	38	1,165
EOG Resources, Inc.	42	4,260
EQT Corp.	18	906
Exxon Mobil Corp.	304	23,025
Hess Corp.	19	863
Kinder Morgan, Inc.	138	2,236
Marathon Oil Corp.	61	886
Marathon Petroleum Corp.	35	2,242
Newfield Exploration Co.*	14	327
Noble Energy, Inc.	35	1,044
Occidental Petroleum Corp.	55	3,608
ONEOK, Inc.	29	1,633
Phillips 66	31	2,801
Pioneer Natural Resources Co.	12	2,043
Range Resources Corp.	16	213
Valero Energy Corp.	31	2,803
Williams Cos., Inc. (The)	59	1,638
		78,939
Personal Products - 0.2%
Coty, Inc., Class A	34	657
Estee Lauder Cos., Inc. (The), Class A	16	2,215
		2,872
Pharmaceuticals - 5.3%
Allergan plc	24	3,701
Bristol-Myers Squibb Co.	118	7,812
Eli Lilly & Co.	70	5,391
Johnson & Johnson	193	25,067
Merck & Co., Inc.	196	10,627
Mylan NV*	39	1,573
Perrigo Co. plc	9	733
Pfizer, Inc.	428	15,541
Zoetis, Inc.	35	2,830
		73,275
Professional Services - 0.3%
Equifax, Inc.	9	1,017
IHS Markit Ltd.*	26	1,223
Nielsen Holdings plc	24	783
Robert Half International, Inc.	9	514
Verisk Analytics, Inc.*	11	1,124
		4,661
Road & Rail - 1.1%
CSX Corp.	64	3,438
JB Hunt Transport Services, Inc.	6	712
Kansas City Southern	7	721
Norfolk Southern Corp.	21	2,921
Union Pacific Corp.	57	7,424
		15,216
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc.*	59	715
Analog Devices, Inc.	26	2,344
Applied Materials, Inc.	77	4,434
Broadcom Ltd.	29	7,147
Intel Corp.	336	16,562
KLA-Tencor Corp.	11	1,246
Lam Research Corp.	12	2,302
Microchip Technology, Inc.	17	1,512
Micron Technology, Inc.*	83	4,051
NVIDIA Corp.	44	10,648
Qorvo, Inc.*	9	726
QUALCOMM, Inc.	106	6,890
Skyworks Solutions, Inc.	13	1,420
Texas Instruments, Inc.	71	7,693
Xilinx, Inc.	18	1,283
		68,973
Software - 6.9%
Activision Blizzard, Inc.	54	3,949
Adobe Systems, Inc.*	35	7,320
ANSYS, Inc.*	6	960
Autodesk, Inc.*	16	1,880
CA, Inc.	23	807
Cadence Design Systems, Inc.*	20	775
Citrix Systems, Inc.*	10	920
Electronic Arts, Inc.*	22	2,721
Intuit, Inc.	17	2,837
Microsoft Corp.	554	51,949
Oracle Corp.	219	11,097
Red Hat, Inc.*	13	1,916
salesforce.com, Inc.*	49	5,696
Symantec Corp.	45	1,183
Synopsys, Inc.*	11	931
		94,941
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	5	571
AutoZone, Inc.*	2	1,330
Best Buy Co., Inc.	18	1,304
CarMax, Inc.*	13	805
Foot Locker, Inc.	9	413
Gap, Inc. (The)	16	505
Home Depot, Inc. (The)	84	15,311
L Brands, Inc.	18	888
Lowe’s Cos., Inc.	60	5,376
O’Reilly Automotive, Inc.*	6	1,465
Ross Stores, Inc.	28	2,187
Signet Jewelers Ltd.	4	201
Tiffany & Co.	7	707
TJX Cos., Inc. (The)	46	3,803
Tractor Supply Co.	9	584
Ulta Beauty, Inc.*	4	813
		36,263
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	369	65,726
Hewlett Packard Enterprise Co.	115	2,138
HP, Inc.	120	2,807
NetApp, Inc.	19	1,150
Seagate Technology plc	21	1,121
Western Digital Corp.	21	1,828
Xerox Corp.	15	455
		75,225
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc.	26	504
Michael Kors Holdings Ltd.*	11	692
NIKE, Inc., Class B	94	6,301
PVH Corp.	6	866

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Ralph Lauren Corp.	4	423
Tapestry, Inc.	20	1,018
Under Armour, Inc., Class A*	13	216
Under Armour, Inc., Class C*	13	196
VF Corp.	24	1,790
		12,006
Tobacco - 1.5%
Altria Group, Inc.	137	8,624
Philip Morris International, Inc.	112	11,598
		20,222
Trading Companies & Distributors - 0.2%
Fastenal Co.	21	1,149
United Rentals, Inc.*	6	1,051
WW Grainger, Inc.	4	1,046
		3,246
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,032

TOTAL COMMON STOCKS (Cost $1,333,778)		1,371,382

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(b) - 0.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $3,261 (Cost $3,261)	3,261	3,261

Total Investments - 99.8% (Cost $1,337,039)		1,374,643
Other Assets Less Liabilities - 0.2%		2,391
Net Assets - 100.0%		1,377,034

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,463
Aggregate gross unrealized depreciation	(73,347)
Net unrealized appreciation	$34,116
Federal income tax cost	$1,340,527

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 3.4%
Arconic, Inc.	30	732
Boeing Co. (The)	40	14,488
General Dynamics Corp.	20	4,449
Harris Corp.	8	1,249
Huntington Ingalls Industries, Inc.	3	786
L3 Technologies, Inc.	6	1,245
Lockheed Martin Corp.	18	6,344
Northrop Grumman Corp.	12	4,201
Raytheon Co.	21	4,568
Rockwell Collins, Inc.	12	1,653
Textron, Inc.	19	1,137
TransDigm Group, Inc.	3	865
United Technologies Corp.	53	7,141
		48,858
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	10	934
Expeditors International of Washington, Inc.	13	845
FedEx Corp.	18	4,435
United Parcel Service, Inc., Class B	49	5,116
		11,330
Airlines - 0.6%
Alaska Air Group, Inc.	9	581
American Airlines Group, Inc.	30	1,627
Delta Air Lines, Inc.	47	2,533
Southwest Airlines Co.	39	2,256
United Continental Holdings, Inc.*	18	1,220
		8,217
Auto Components - 0.2%
Aptiv plc	19	1,735
BorgWarner, Inc.	14	687
Goodyear Tire & Rubber Co. (The)	17	492
		2,914
Automobiles - 0.5%
Ford Motor Co.	277	2,939
General Motors Co.	91	3,581
Harley-Davidson, Inc.	12	544
		7,064
Banks - 7.9%
Bank of America Corp.	689	22,117
BB&T Corp.	56	3,044
Citigroup, Inc.	188	14,192
Citizens Financial Group, Inc.	35	1,522
Comerica, Inc.	12	1,167
Fifth Third Bancorp	50	1,652
Huntington Bancshares, Inc.	77	1,209
JPMorgan Chase & Co.	246	28,413
KeyCorp	76	1,606
M&T Bank Corp.	11	2,088
People’s United Financial, Inc.	25	478
PNC Financial Services Group, Inc. (The)	34	5,360
Regions Financial Corp.	82	1,592
SunTrust Banks, Inc.	34	2,375
US Bancorp	112	6,088
Wells Fargo & Co.	315	18,399
Zions Bancorp	14	770
		112,072
Beverages - 2.2%
Brown-Forman Corp., Class B	14	977
Coca-Cola Co. (The)	272	11,756
Constellation Brands, Inc., Class A	12	2,586
Dr Pepper Snapple Group, Inc.	13	1,511
Molson Coors Brewing Co., Class B	13	991
Monster Beverage Corp.*	29	1,838
PepsiCo, Inc.	101	11,083
		30,742
Building Products - 0.4%
Allegion plc	7	589
AO Smith Corp.	10	642
Fortune Brands Home & Security, Inc.	11	667
Johnson Controls International plc	66	2,433
Masco Corp.	22	905
		5,236
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	4	758
Ameriprise Financial, Inc.	11	1,721
Bank of New York Mellon Corp. (The)	73	4,163
BlackRock, Inc.	9	4,945
Cboe Global Markets, Inc.	8	896
Charles Schwab Corp. (The)	85	4,507
CME Group, Inc.	24	3,988
E*TRADE Financial Corp.*	19	992
Franklin Resources, Inc.	23	890
Goldman Sachs Group, Inc. (The)	25	6,573
Intercontinental Exchange, Inc.	42	3,069
Invesco Ltd.	29	944
Moody’s Corp.	12	2,003
Morgan Stanley	99	5,546
Nasdaq, Inc.	8	646
Northern Trust Corp.	15	1,588
Raymond James Financial, Inc.	9	834
S&P Global, Inc.	18	3,452
State Street Corp.	26	2,760
T. Rowe Price Group, Inc.	17	1,902
		52,177
Chemicals - 2.5%
Air Products & Chemicals, Inc.	15	2,412
Albemarle Corp.	8	803
CF Industries Holdings, Inc.	17	701
DowDuPont, Inc.	166	11,670
Eastman Chemical Co.	10	1,011
Ecolab, Inc.	18	2,348
FMC Corp.	10	785
International Flavors & Fragrances, Inc.	6	848
LyondellBasell Industries NV, Class A	23	2,489
Monsanto Co.	31	3,824
Mosaic Co. (The)	25	658
PPG Industries, Inc.	18	2,024
Praxair, Inc.	20	2,995
Sherwin-Williams Co. (The)	6	2,409
		34,977
Commercial Services & Supplies - 0.3%
Cintas Corp.	6	1,024
Republic Services, Inc.	16	1,075
Stericycle, Inc.*	6	376
Waste Management, Inc.	28	2,417
		4,892

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Communications Equipment - 1.3%
Cisco Systems, Inc.	351	15,717
F5 Networks, Inc.*	4	594
Juniper Networks, Inc.	27	693
Motorola Solutions, Inc.	12	1,274
		18,278
Construction & Engineering - 0.1%
Fluor Corp.	10	569
Jacobs Engineering Group, Inc.	9	549
Quanta Services, Inc.*	11	379
		1,497
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4	816
Vulcan Materials Co.	9	1,059
		1,875
Consumer Finance - 0.9%
American Express Co.	51	4,973
Capital One Financial Corp.	34	3,330
Discover Financial Services	26	2,050
Navient Corp.	19	246
Synchrony Financial	52	1,892
		12,491
Containers & Packaging - 0.4%
Avery Dennison Corp.	6	709
Ball Corp.	25	999
International Paper Co.	29	1,728
Packaging Corp. of America	7	834
Sealed Air Corp.	13	551
WestRock Co.	18	1,184
		6,005
Distributors - 0.1%
Genuine Parts Co.	10	918
LKQ Corp.*	22	869
		1,787
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	15	380
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B*	137	28,386
Leucadia National Corp.	22	528
		28,914
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	436	15,827
CenturyLink, Inc.	69	1,219
Verizon Communications, Inc.	290	13,845
		30,891
Electric Utilities - 1.9%
Alliant Energy Corp.	16	618
American Electric Power Co., Inc.	35	2,295
Duke Energy Corp.	50	3,767
Edison International	23	1,394
Entergy Corp.	13	986
Eversource Energy	23	1,311
Exelon Corp.	68	2,519
FirstEnergy Corp.	32	1,034
NextEra Energy, Inc.	33	5,021
PG&E Corp.	36	1,479
Pinnacle West Capital Corp.	8	616
PPL Corp.	49	1,404
Southern Co. (The)	71	3,057
Xcel Energy, Inc.	36	1,558
		27,059
Electrical Equipment - 0.6%
Acuity Brands, Inc.	3	428
AMETEK, Inc.	16	1,212
Eaton Corp. plc	31	2,501
Emerson Electric Co.	46	3,269
Rockwell Automation, Inc.	9	1,627
		9,037
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	2,011
Corning, Inc.	62	1,803
FLIR Systems, Inc.	10	491
TE Connectivity Ltd.	25	2,577
		6,882
Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	30	792
Halliburton Co.	62	2,878
Helmerich & Payne, Inc.	8	516
National Oilwell Varco, Inc.	27	948
Schlumberger Ltd.	98	6,433
TechnipFMC plc	31	893
		12,460
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	7	849
American Tower Corp.	30	4,180
Apartment Investment & Management Co., Class A	11	425
AvalonBay Communities, Inc.	10	1,560
Boston Properties, Inc.	11	1,308
Crown Castle International Corp.	29	3,192
Digital Realty Trust, Inc.	15	1,510
Duke Realty Corp.	25	619
Equinix, Inc.	6	2,353
Equity Residential	26	1,462
Essex Property Trust, Inc.	5	1,119
Extra Space Storage, Inc.	9	765
Federal Realty Investment Trust	5	570
GGP, Inc.	44	931
HCP, Inc.	33	714
Host Hotels & Resorts, Inc.	53	984
Iron Mountain, Inc.	20	629
Kimco Realty Corp.	30	449
Macerich Co. (The)	8	471
Mid-America Apartment Communities, Inc.	8	686
Prologis, Inc.	38	2,306
Public Storage	11	2,139
Realty Income Corp.	20	984
Regency Centers Corp.	11	639
SBA Communications Corp.*	8	1,258
Simon Property Group, Inc.	22	3,377
SL Green Realty Corp.	7	678
UDR, Inc.	19	639
Ventas, Inc.	25	1,208
Vornado Realty Trust	12	798
Welltower, Inc.	26	1,365
Weyerhaeuser Co.	54	1,892
		42,059
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	31	5,918
CVS Health Corp.	72	4,876
Kroger Co. (The)	63	1,709
Sysco Corp.	34	2,028
Walgreens Boots Alliance, Inc.	62	4,271
Walmart, Inc.	104	9,361
		28,163

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Food Products - 1.3%
Archer-Daniels-Midland Co.	40	1,661
Campbell Soup Co.	14	603
Conagra Brands, Inc.	29	1,048
General Mills, Inc.	40	2,022
Hershey Co. (The)	10	983
Hormel Foods Corp.	19	617
JM Smucker Co. (The)	8	1,010
Kellogg Co.	18	1,191
Kraft Heinz Co. (The)	42	2,816
McCormick & Co., Inc. (Non-Voting)	9	961
Mondelez International, Inc., Class A	106	4,653
Tyson Foods, Inc., Class A	21	1,562
		19,127
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	29	1,940
Chipotle Mexican Grill, Inc.*	2	637
Darden Restaurants, Inc.	9	830
Hilton Worldwide Holdings, Inc.	14	1,131
Marriott International, Inc., Class A	22	3,107
McDonald’s Corp.	57	8,991
MGM Resorts International	36	1,232
Norwegian Cruise Line Holdings Ltd.*	15	854
Royal Caribbean Cruises Ltd.	12	1,519
Starbucks Corp.	101	5,767
Wyndham Worldwide Corp.	7	810
Wynn Resorts Ltd.	6	1,005
Yum Brands, Inc.	24	1,953
		29,776
Household Durables - 0.4%
DR Horton, Inc.	24	1,006
Garmin Ltd.	8	474
Leggett & Platt, Inc.	9	391
Lennar Corp., Class A	19	1,075
Mohawk Industries, Inc.*	4	960
Newell Brands, Inc.	35	899
PulteGroup, Inc.	19	533
Whirlpool Corp.	5	812
		6,150
Household Products - 1.6%
Church & Dwight Co., Inc.	18	885
Clorox Co. (The)	9	1,162
Colgate-Palmolive Co.	62	4,276
Kimberly-Clark Corp.	25	2,773
Procter & Gamble Co. (The)	181	14,212
		23,308
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	47	511
NRG Energy, Inc.	21	543
		1,054
Industrial Conglomerates - 2.0%
3M Co.	42	9,891
General Electric Co.	616	8,692
Honeywell International, Inc.	54	8,160
Roper Technologies, Inc.	7	1,926
		28,669
Insurance - 2.9%
Aflac, Inc.	28	2,489
Allstate Corp. (The)	25	2,306
American International Group, Inc.	64	3,670
Aon plc	18	2,526
Arthur J Gallagher & Co.	13	898
Assurant, Inc.	4	342
Brighthouse Financial, Inc.*	7	380
Chubb Ltd.	33	4,683
Cincinnati Financial Corp.	11	820
Everest Re Group Ltd.	3	721
Hartford Financial Services Group, Inc. (The)	25	1,321
Lincoln National Corp.	16	1,219
Loews Corp.	20	987
Marsh & McLennan Cos., Inc.	36	2,989
MetLife, Inc.	75	3,464
Principal Financial Group, Inc.	19	1,184
Progressive Corp. (The)	41	2,361
Prudential Financial, Inc.	30	3,190
Torchmark Corp.	8	683
Travelers Cos., Inc. (The)	19	2,641
Unum Group	16	815
Willis Towers Watson plc	9	1,421
XL Group Ltd.	18	762
		41,872
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc.*	28	42,349
Booking Holdings, Inc.*	3	6,102
Expedia, Inc.	9	946
Netflix, Inc.*	31	9,033
TripAdvisor, Inc.*	8	321
		58,751
Internet Software & Services - 5.7%
Akamai Technologies, Inc.*	12	810
Alphabet, Inc., Class A*	21	23,182
Alphabet, Inc., Class C*	21	23,199
eBay, Inc.*	69	2,958
Facebook, Inc., Class A*	169	30,136
VeriSign, Inc.*	6	696
		80,981
IT Services - 4.9%
Accenture plc, Class A	44	7,084
Alliance Data Systems Corp.	3	723
Automatic Data Processing, Inc.	31	3,575
Cognizant Technology Solutions Corp., Class A	42	3,445
CSRA, Inc.	12	486
DXC Technology Co.	20	2,051
Fidelity National Information Services, Inc.	24	2,332
Fiserv, Inc.*	15	2,151
Gartner, Inc.*	6	681
Global Payments, Inc.	11	1,247
International Business Machines Corp.	61	9,506
Mastercard, Inc., Class A	66	11,600
Paychex, Inc.	23	1,498
PayPal Holdings, Inc.*	80	6,353
Total System Services, Inc.	12	1,055
Visa, Inc., Class A	129	15,859
Western Union Co. (The)	33	654
		70,300
Leisure Products - 0.1%
Hasbro, Inc.	8	764
Mattel, Inc.	24	382
		1,146
Machinery - 2.0%
Caterpillar, Inc.	42	6,494

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Cummins, Inc.	11	1,850
Deere & Co.	23	3,700
Dover Corp.	11	1,101
Flowserve Corp.	9	381
Fortive Corp.	22	1,690
Illinois Tool Works, Inc.	22	3,552
Ingersoll-Rand plc	18	1,598
PACCAR, Inc.	25	1,790
Parker-Hannifin Corp.	9	1,606
Pentair plc	12	824
Snap-on, Inc.	4	637
Stanley Black & Decker, Inc.	11	1,751
Xylem, Inc.	13	970
		27,944
Media - 3.1%
CBS Corp. (Non-Voting), Class B	26	1,377
Charter Communications, Inc., Class A*	14	4,787
Comcast Corp., Class A	331	11,986
Discovery Communications, Inc., Class A*	11	268
Discovery Communications, Inc., Class C*	14	322
DISH Network Corp., Class A*	16	667
Interpublic Group of Cos., Inc. (The)	28	655
News Corp., Class A	27	435
News Corp., Class B	9	148
Omnicom Group, Inc.	16	1,220
Scripps Networks Interactive, Inc., Class A	7	629
Time Warner, Inc.	55	5,113
Twenty-First Century Fox, Inc., Class A	75	2,761
Twenty-First Century Fox, Inc., Class B	31	1,129
Viacom, Inc., Class B	25	833
Walt Disney Co. (The)	107	11,038
		43,368
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	96	1,786
Newmont Mining Corp.	38	1,451
Nucor Corp.	23	1,504
		4,741
Multiline Retail - 0.6%
Dollar General Corp.	19	1,797
Dollar Tree, Inc.*	17	1,745
Kohl’s Corp.	12	793
Macy’s, Inc.	22	647
Nordstrom, Inc.	8	411
Target Corp.	39	2,941
		8,334
Multi-Utilities - 1.1%
Ameren Corp.	17	923
CenterPoint Energy, Inc.	31	839
CMS Energy Corp.	20	849
Consolidated Edison, Inc.	22	1,648
Dominion Energy, Inc.	46	3,407
DTE Energy Co.	13	1,310
NiSource, Inc.	24	555
Public Service Enterprise Group, Inc.	36	1,743
SCANA Corp.	10	397
Sempra Energy	18	1,962
WEC Energy Group, Inc.	22	1,318
		14,951
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	39	2,225
Andeavor	10	896
Apache Corp.	27	922
Cabot Oil & Gas Corp.	33	797
Chesapeake Energy Corp.*	65	183
Chevron Corp.	135	15,109
Cimarex Energy Co.	7	673
Concho Resources, Inc.*	11	1,659
ConocoPhillips	85	4,616
Devon Energy Corp.	37	1,135
EOG Resources, Inc.	41	4,158
EQT Corp.	17	855
Exxon Mobil Corp.	301	22,798
Hess Corp.	19	863
Kinder Morgan, Inc.	136	2,203
Marathon Oil Corp.	60	871
Marathon Petroleum Corp.	35	2,242
Newfield Exploration Co.*	14	327
Noble Energy, Inc.	35	1,044
Occidental Petroleum Corp.	54	3,542
ONEOK, Inc.	29	1,634
Phillips 66	31	2,801
Pioneer Natural Resources Co.	12	2,043
Range Resources Corp.	16	213
Valero Energy Corp.	31	2,803
Williams Cos., Inc. (The)	59	1,638
		78,250
Personal Products - 0.2%
Coty, Inc., Class A	34	657
Estee Lauder Cos., Inc. (The), Class A	16	2,215
		2,872
Professional Services - 0.3%
Equifax, Inc.	9	1,017
IHS Markit Ltd.*	26	1,223
Nielsen Holdings plc	24	783
Robert Half International, Inc.	9	514
Verisk Analytics, Inc.*	11	1,124
		4,661
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	21	982
Road & Rail - 1.0%
CSX Corp.	63	3,384
JB Hunt Transport Services, Inc.	6	712
Kansas City Southern	7	721
Norfolk Southern Corp.	20	2,782
Union Pacific Corp.	56	7,294
		14,893
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc.*	58	702
Analog Devices, Inc.	26	2,344
Applied Materials, Inc.	76	4,377
Broadcom Ltd.	29	7,147
Intel Corp.	332	16,364
KLA-Tencor Corp.	11	1,246
Lam Research Corp.	12	2,302
Microchip Technology, Inc.	17	1,512
Micron Technology, Inc.*	82	4,003
NVIDIA Corp.	43	10,406
Qorvo, Inc.*	9	726

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
QUALCOMM, Inc.	105	6,825
Skyworks Solutions, Inc.	13	1,420
Texas Instruments, Inc.	70	7,585
Xilinx, Inc.	18	1,283
		68,242
Software - 6.6%
Activision Blizzard, Inc.	54	3,949
Adobe Systems, Inc.*	35	7,320
ANSYS, Inc.*	6	960
Autodesk, Inc.*	16	1,880
CA, Inc.	22	772
Cadence Design Systems, Inc.*	20	775
Citrix Systems, Inc.*	10	920
Electronic Arts, Inc.*	22	2,721
Intuit, Inc.	17	2,837
Microsoft Corp.	548	51,386
Oracle Corp.	216	10,945
Red Hat, Inc.*	13	1,916
salesforce.com, Inc.*	49	5,696
Symantec Corp.	44	1,157
Synopsys, Inc.*	11	931
		94,165
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	5	571
AutoZone, Inc.*	2	1,330
Best Buy Co., Inc.	18	1,304
CarMax, Inc.*	13	805
Foot Locker, Inc.	9	413
Gap, Inc. (The)	15	474
Home Depot, Inc. (The)	83	15,128
L Brands, Inc.	18	888
Lowe’s Cos., Inc.	59	5,286
O’Reilly Automotive, Inc.*	6	1,465
Ross Stores, Inc.	27	2,109
Signet Jewelers Ltd.	4	201
Tiffany & Co.	7	707
TJX Cos., Inc. (The)	45	3,721
Tractor Supply Co.	9	584
Ulta Beauty, Inc.*	4	813
		35,799
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	365	65,014
Hewlett Packard Enterprise Co.	113	2,101
HP, Inc.	119	2,783
NetApp, Inc.	19	1,150
Seagate Technology plc	21	1,121
Western Digital Corp.	21	1,828
Xerox Corp.	15	455
		74,452
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	26	504
Michael Kors Holdings Ltd.*	11	692
NIKE, Inc., Class B	93	6,234
PVH Corp.	5	722
Ralph Lauren Corp.	4	423
Tapestry, Inc.	20	1,018
Under Armour, Inc., Class A*	13	216
Under Armour, Inc., Class C*	13	196
VF Corp.	23	1,715
		11,720
Tobacco - 1.4%
Altria Group, Inc.	136	8,561
Philip Morris International, Inc.	110	11,391
		19,952
Trading Companies & Distributors - 0.2%
Fastenal Co.	20	1,094
United Rentals, Inc.*	6	1,051
WW Grainger, Inc.	4	1,046
		3,191
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,032

TOTAL COMMON STOCKS (Cost $1,361,286)		1,416,940

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $3,775 (Cost $3,775)	3,775	3,775

Total Investments - 99.8% (Cost $1,365,061)		1,420,715
Other Assets Less Liabilities - 0.2%		2,231
Net Assets - 100.0%		1,422,946

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,701
Aggregate gross unrealized depreciation	(62,987)
Net unrealized appreciation	$52,714
Federal income tax cost	$1,368,001

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 4.0%
Arconic, Inc.	65	1,585
Boeing Co. (The)	86	31,150
General Dynamics Corp.	43	9,565
Harris Corp.	18	2,811
Huntington Ingalls Industries, Inc.	7	1,834
L3 Technologies, Inc.	12	2,491
Lockheed Martin Corp.	38	13,393
Northrop Grumman Corp.	27	9,451
Raytheon Co.	44	9,571
Rockwell Collins, Inc.	25	3,443
Textron, Inc.	40	2,394
TransDigm Group, Inc.	7	2,018
United Technologies Corp.	114	15,360
		105,066
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	21	1,960
Expeditors International of Washington, Inc.	27	1,754
FedEx Corp.	38	9,364
United Parcel Service, Inc., Class B	106	11,067
		24,145
Airlines - 0.7%
Alaska Air Group, Inc.	19	1,225
American Airlines Group, Inc.	65	3,526
Delta Air Lines, Inc.	101	5,444
Southwest Airlines Co.	84	4,859
United Continental Holdings, Inc.*	39	2,644
		17,698
Auto Components - 0.2%
Aptiv plc	41	3,745
BorgWarner, Inc.	30	1,472
Goodyear Tire & Rubber Co. (The)	38	1,100
		6,317
Automobiles - 0.6%
Ford Motor Co.	599	6,355
General Motors Co.	196	7,713
Harley-Davidson, Inc.	26	1,180
		15,248
Banks - 9.3%
Bank of America Corp.	1,490	47,829
BB&T Corp.	121	6,576
Citigroup, Inc.	406	30,649
Citizens Financial Group, Inc.	76	3,305
Comerica, Inc.	27	2,625
Fifth Third Bancorp	108	3,570
Huntington Bancshares, Inc.	166	2,606
JPMorgan Chase & Co.	533	61,562
KeyCorp	165	3,487
M&T Bank Corp.	23	4,366
People’s United Financial, Inc.	53	1,015
PNC Financial Services Group, Inc. (The)	73	11,509
Regions Financial Corp.	178	3,455
SunTrust Banks, Inc.	73	5,098
US Bancorp	242	13,155
Wells Fargo & Co.	681	39,777
Zions Bancorp	31	1,704
		242,288
Beverages - 2.6%
Brown-Forman Corp., Class B	30	2,094
Coca-Cola Co. (The)	589	25,457
Constellation Brands, Inc., Class A	26	5,602
Dr Pepper Snapple Group, Inc.	28	3,255
Molson Coors Brewing Co., Class B	28	2,135
Monster Beverage Corp.*	63	3,992
PepsiCo, Inc.	218	23,921
		66,456
Biotechnology - 3.9%
AbbVie, Inc.	245	28,378
Alexion Pharmaceuticals, Inc.*	34	3,993
Amgen, Inc.	111	20,399
Biogen, Inc.*	32	9,248
Celgene Corp.*	121	10,542
Gilead Sciences, Inc.	201	15,825
Incyte Corp.*	27	2,299
Regeneron Pharmaceuticals, Inc.*	12	3,845
Vertex Pharmaceuticals, Inc.*	39	6,475
		101,004
Building Products - 0.4%
Allegion plc	15	1,262
AO Smith Corp.	22	1,412
Fortune Brands Home & Security, Inc.	24	1,456
Johnson Controls International plc	142	5,235
Masco Corp.	48	1,974
		11,339
Capital Markets - 4.3%
Affiliated Managers Group, Inc.	9	1,704
Ameriprise Financial, Inc.	23	3,598
Bank of New York Mellon Corp. (The)	157	8,954
BlackRock, Inc.	19	10,439
Cboe Global Markets, Inc.	17	1,904
Charles Schwab Corp. (The)	183	9,703
CME Group, Inc.	52	8,640
E*TRADE Financial Corp.*	42	2,194
Franklin Resources, Inc.	50	1,934
Goldman Sachs Group, Inc. (The)	54	14,198
Intercontinental Exchange, Inc.	90	6,577
Invesco Ltd.	63	2,050
Moody’s Corp.	26	4,339
Morgan Stanley	214	11,988
Nasdaq, Inc.	18	1,454
Northern Trust Corp.	33	3,494
Raymond James Financial, Inc.	20	1,854
S&P Global, Inc.	39	7,480
State Street Corp.	57	6,051
T. Rowe Price Group, Inc.	37	4,140
		112,695
Chemicals - 2.9%
Air Products & Chemicals, Inc.	33	5,306
Albemarle Corp.	17	1,707
CF Industries Holdings, Inc.	36	1,485
DowDuPont, Inc.	359	25,238
Eastman Chemical Co.	22	2,224
Ecolab, Inc.	40	5,218
FMC Corp.	21	1,648
International Flavors & Fragrances, Inc.	12	1,695
LyondellBasell Industries NV, Class A	50	5,411
Monsanto Co.	67	8,266
Mosaic Co. (The)	54	1,421
PPG Industries, Inc.	39	4,385
Praxair, Inc.	44	6,589
Sherwin-Williams Co. (The)	13	5,220
		75,813
Commercial Services & Supplies - 0.4%
Cintas Corp.	13	2,219
Republic Services, Inc.	35	2,351

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Stericycle, Inc.*	13	815
Waste Management, Inc.	61	5,265
		10,650
Construction & Engineering - 0.1%
Fluor Corp.	21	1,195
Jacobs Engineering Group, Inc.	18	1,099
Quanta Services, Inc.*	24	827
		3,121
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	10	2,039
Vulcan Materials Co.	20	2,355
		4,394
Consumer Finance - 1.0%
American Express Co.	111	10,824
Capital One Financial Corp.	74	7,247
Discover Financial Services	56	4,414
Navient Corp.	40	518
Synchrony Financial	113	4,112
		27,115
Containers & Packaging - 0.5%
Avery Dennison Corp.	14	1,654
Ball Corp.	54	2,157
International Paper Co.	63	3,754
Packaging Corp. of America	14	1,669
Sealed Air Corp.	28	1,186
WestRock Co.	39	2,565
		12,985
Distributors - 0.2%
Genuine Parts Co.	23	2,112
LKQ Corp.*	47	1,856
		3,968
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	32	811

Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc., Class B*	296	61,331
Leucadia National Corp.	48	1,152
		62,483
Electric Utilities - 2.3%
Alliant Energy Corp.	36	1,391
American Electric Power Co., Inc.	76	4,984
Duke Energy Corp.	107	8,061
Edison International	50	3,030
Entergy Corp.	28	2,123
Eversource Energy	49	2,793
Exelon Corp.	147	5,445
FirstEnergy Corp.	69	2,231
NextEra Energy, Inc.	72	10,955
PG&E Corp.	79	3,246
Pinnacle West Capital Corp.	17	1,308
PPL Corp.	105	3,008
Southern Co. (The)	154	6,631
Xcel Energy, Inc.	78	3,376
		58,582
Electrical Equipment - 0.8%
Acuity Brands, Inc.	6	855
AMETEK, Inc.	35	2,651
Eaton Corp. plc	68	5,488
Emerson Electric Co.	99	7,035
Rockwell Automation, Inc.	20	3,616
		19,645
Energy Equipment & Services - 1.0%
Baker Hughes a GE Co.	66	1,743
Halliburton Co.	134	6,220
Helmerich & Payne, Inc.	17	1,097
National Oilwell Varco, Inc.	58	2,035
Schlumberger Ltd.	213	13,981
TechnipFMC plc	67	1,931
		27,007
Equity Real Estate Investment Trusts (REITs) - 3.5%
Alexandria Real Estate Equities, Inc.	16	1,941
American Tower Corp.	66	9,196
Apartment Investment & Management Co., Class A	24	928
AvalonBay Communities, Inc.	21	3,276
Boston Properties, Inc.	24	2,853
Crown Castle International Corp.	62	6,824
Digital Realty Trust, Inc.	32	3,221
Duke Realty Corp.	55	1,362
Equinix, Inc.	12	4,705
Equity Residential	56	3,149
Essex Property Trust, Inc.	10	2,238
Extra Space Storage, Inc.	19	1,616
Federal Realty Investment Trust	11	1,253
GGP, Inc.	96	2,032
HCP, Inc.	72	1,558
Host Hotels & Resorts, Inc.	114	2,116
Iron Mountain, Inc.	43	1,353
Kimco Realty Corp.	65	972
Macerich Co. (The)	17	1,002
Mid-America Apartment Communities, Inc.	17	1,459
Prologis, Inc.	82	4,976
Public Storage	23	4,472
Realty Income Corp.	43	2,115
Regency Centers Corp.	23	1,337
SBA Communications Corp.*	18	2,831
Simon Property Group, Inc.	48	7,368
SL Green Realty Corp.	14	1,357
UDR, Inc.	41	1,378
Ventas, Inc.	55	2,658
Vornado Realty Trust	26	1,728
Welltower, Inc.	57	2,993
Weyerhaeuser Co.	116	4,063
		90,330
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	67	12,790
CVS Health Corp.	156	10,566
Kroger Co. (The)	137	3,716
Sysco Corp.	74	4,414
Walgreens Boots Alliance, Inc.	133	9,162
Walmart, Inc.	225	20,252
		60,900
Food Products - 1.6%
Archer-Daniels-Midland Co.	86	3,571
Campbell Soup Co.	30	1,291
Conagra Brands, Inc.	63	2,276
General Mills, Inc.	87	4,398
Hershey Co. (The)	22	2,162
Hormel Foods Corp.	41	1,331
JM Smucker Co. (The)	17	2,147
Kellogg Co.	38	2,516
Kraft Heinz Co. (The)	92	6,169
McCormick & Co., Inc. (Non-Voting)	18	1,922
Mondelez International, Inc., Class A	229	10,053
Tyson Foods, Inc., Class A	46	3,421
		41,257
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	267	16,108
Align Technology, Inc.*	11	2,888
Baxter International, Inc.	77	5,220
Becton Dickinson and Co.	41	9,103

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Boston Scientific Corp.*	211	5,752
Cooper Cos., Inc. (The)	8	1,844
Danaher Corp.	94	9,191
DENTSPLY SIRONA, Inc.	35	1,962
Edwards Lifesciences Corp.*	32	4,277
Hologic, Inc.*	42	1,631
IDEXX Laboratories, Inc.*	13	2,434
Intuitive Surgical, Inc.*	17	7,249
Medtronic plc	208	16,617
ResMed, Inc.	22	2,096
Stryker Corp.	49	7,946
Varian Medical Systems, Inc.*	14	1,671
Zimmer Biomet Holdings, Inc.	31	3,604
		99,593
Health Care Providers & Services - 3.8%
Aetna, Inc.	50	8,853
AmerisourceBergen Corp.	25	2,379
Anthem, Inc.	39	9,180
Cardinal Health, Inc.	48	3,322
Centene Corp.*	26	2,637
Cigna Corp.	38	7,444
DaVita, Inc.*	23	1,656
Envision Healthcare Corp.*	19	731
Express Scripts Holding Co.*	87	6,564
HCA Healthcare, Inc.	43	4,268
Henry Schein, Inc.*	24	1,589
Humana, Inc.	22	5,980
Laboratory Corp. of America Holdings*	16	2,763
McKesson Corp.	32	4,775
Patterson Cos., Inc.	13	411
Quest Diagnostics, Inc.	21	2,164
UnitedHealth Group, Inc.	149	33,698
Universal Health Services, Inc., Class B	13	1,485
		99,899
Health Care Technology - 0.1%
Cerner Corp.*	48	3,080

Hotels, Restaurants & Leisure - 2.5%
Carnival Corp.	63	4,215
Chipotle Mexican Grill, Inc.*	4	1,274
Darden Restaurants, Inc.	19	1,752
Hilton Worldwide Holdings, Inc.	31	2,504
Marriott International, Inc., Class A	47	6,637
McDonald’s Corp.	122	19,244
MGM Resorts International	78	2,670
Norwegian Cruise Line Holdings Ltd.*	32	1,821
Royal Caribbean Cruises Ltd.	26	3,292
Starbucks Corp.	218	12,448
Wyndham Worldwide Corp.	16	1,852
Wynn Resorts Ltd.	12	2,010
Yum Brands, Inc.	52	4,232
		63,951
Household Durables - 0.5%
DR Horton, Inc.	52	2,179
Garmin Ltd.	17	1,007
Leggett & Platt, Inc.	20	869
Lennar Corp., Class A	42	2,376
Mohawk Industries, Inc.*	10	2,399
Newell Brands, Inc.	75	1,927
PulteGroup, Inc.	42	1,179
Whirlpool Corp.	11	1,787
		13,723
Household Products - 1.9%
Church & Dwight Co., Inc.	38	1,869
Clorox Co. (The)	20	2,582
Colgate-Palmolive Co.	135	9,311
Kimberly-Clark Corp.	54	5,990
Procter & Gamble Co. (The)	391	30,701
		50,453
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	101	1,098
NRG Energy, Inc.	46	1,189
		2,287
Industrial Conglomerates - 2.4%
3M Co.	92	21,667
General Electric Co.	1,332	18,795
Honeywell International, Inc.	117	17,680
Roper Technologies, Inc.	16	4,401
		62,543
Insurance - 3.5%
Aflac, Inc.	60	5,333
Allstate Corp. (The)	55	5,074
American International Group, Inc.	138	7,913
Aon plc	38	5,332
Arthur J Gallagher & Co.	28	1,935
Assurant, Inc.	8	684
Brighthouse Financial, Inc.*	15	814
Chubb Ltd.	71	10,076
Cincinnati Financial Corp.	23	1,716
Everest Re Group Ltd.	6	1,441
Hartford Financial Services Group, Inc. (The)	55	2,907
Lincoln National Corp.	34	2,590
Loews Corp.	42	2,072
Marsh & McLennan Cos., Inc.	78	6,475
MetLife, Inc.	162	7,483
Principal Financial Group, Inc.	41	2,555
Progressive Corp. (The)	89	5,125
Prudential Financial, Inc.	65	6,911
Torchmark Corp.	16	1,366
Travelers Cos., Inc. (The)	42	5,838
Unum Group	34	1,733
Willis Towers Watson plc	20	3,158
XL Group Ltd.	39	1,650
		90,181
Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc.*	61	92,260
Booking Holdings, Inc.*	7	14,238
Expedia, Inc.	19	1,998
Netflix, Inc.*	66	19,231
TripAdvisor, Inc.*	17	681
		128,408
Leisure Products - 0.1%
Hasbro, Inc.	17	1,624
Mattel, Inc.	53	843
		2,467
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	49	3,361
Illumina, Inc.*	22	5,016
IQVIA Holdings, Inc.*	22	2,163
Mettler-Toledo International, Inc.*	4	2,465
PerkinElmer, Inc.	17	1,298
Thermo Fisher Scientific, Inc.	62	12,932
Waters Corp.*	12	2,456
		29,691
Machinery - 2.3%
Caterpillar, Inc.	91	14,071
Cummins, Inc.	24	4,036
Deere & Co.	49	7,883
Dover Corp.	24	2,402
Flowserve Corp.	20	847
Fortive Corp.	47	3,610
Illinois Tool Works, Inc.	47	7,588

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Ingersoll-Rand plc	38	3,374
PACCAR, Inc.	54	3,866
Parker-Hannifin Corp.	20	3,569
Pentair plc	25	1,717
Snap-on, Inc.	9	1,433
Stanley Black & Decker, Inc.	24	3,821
Xylem, Inc.	28	2,088
		60,305
Media - 3.6%
CBS Corp. (Non-Voting), Class B	56	2,966
Charter Communications, Inc., Class A*	30	10,258
Comcast Corp., Class A	716	25,926
Discovery Communications, Inc., Class A*	24	584
Discovery Communications, Inc., Class C*	31	713
DISH Network Corp., Class A*	35	1,459
Interpublic Group of Cos., Inc. (The)	60	1,404
News Corp., Class A	59	952
News Corp., Class B	19	312
Omnicom Group, Inc.	35	2,668
Scripps Networks Interactive, Inc., Class A	15	1,348
Time Warner, Inc.	120	11,155
Twenty-First Century Fox, Inc., Class A	162	5,965
Twenty-First Century Fox, Inc., Class B	67	2,440
Viacom, Inc., Class B	54	1,800
Walt Disney Co. (The)	232	23,933
		93,883
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.*	207	3,850
Newmont Mining Corp.	82	3,132
Nucor Corp.	49	3,205
		10,187
Multiline Retail - 0.7%
Dollar General Corp.	40	3,784
Dollar Tree, Inc.*	36	3,695
Kohl’s Corp.	26	1,718
Macy’s, Inc.	47	1,382
Nordstrom, Inc.	18	924
Target Corp.	83	6,259
		17,762
Multi-Utilities - 1.2%
Ameren Corp.	37	2,009
CenterPoint Energy, Inc.	66	1,785
CMS Energy Corp.	43	1,825
Consolidated Edison, Inc.	48	3,595
Dominion Energy, Inc.	99	7,333
DTE Energy Co.	28	2,822
NiSource, Inc.	52	1,203
Public Service Enterprise Group, Inc.	78	3,778
SCANA Corp.	22	873
Sempra Energy	39	4,250
WEC Energy Group, Inc.	48	2,876
		32,349
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	84	4,791
Andeavor	22	1,972
Apache Corp.	58	1,981
Cabot Oil & Gas Corp.	71	1,715
Chesapeake Energy Corp.*	140	395
Chevron Corp.	292	32,681
Cimarex Energy Co.	15	1,441
Concho Resources, Inc.*	23	3,468
ConocoPhillips	184	9,993
Devon Energy Corp.	81	2,484
EOG Resources, Inc.	89	9,026
EQT Corp.	38	1,912
Exxon Mobil Corp.	651	49,307
Hess Corp.	41	1,862
Kinder Morgan, Inc.	295	4,779
Marathon Oil Corp.	130	1,888
Marathon Petroleum Corp.	75	4,805
Newfield Exploration Co.*	31	723
Noble Energy, Inc.	75	2,237
Occidental Petroleum Corp.	118	7,741
ONEOK, Inc.	63	3,549
Phillips 66	66	5,964
Pioneer Natural Resources Co.	26	4,426
Range Resources Corp.	35	465
Valero Energy Corp.	67	6,058
Williams Cos., Inc. (The)	127	3,526
		169,189
Personal Products - 0.2%
Coty, Inc., Class A	73	1,410
Estee Lauder Cos., Inc. (The), Class A	34	4,707
		6,117
Pharmaceuticals - 6.0%
Allergan plc	51	7,865
Bristol-Myers Squibb Co.	251	16,616
Eli Lilly & Co.	149	11,476
Johnson & Johnson	413	53,641
Merck & Co., Inc.	420	22,772
Mylan NV*	82	3,306
Perrigo Co. plc	20	1,629
Pfizer, Inc.	915	33,224
Zoetis, Inc.	75	6,065
		156,594
Professional Services - 0.4%
Equifax, Inc.	18	2,034
IHS Markit Ltd.*	56	2,635
Nielsen Holdings plc	51	1,664
Robert Half International, Inc.	19	1,084
Verisk Analytics, Inc.*	24	2,453
		9,870
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	46	2,150

Road & Rail - 1.2%
CSX Corp.	137	7,360
JB Hunt Transport Services, Inc.	13	1,541
Kansas City Southern	16	1,649
Norfolk Southern Corp.	44	6,119
Union Pacific Corp.	121	15,760
		32,429
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	11	1,257
AutoZone, Inc.*	4	2,659
Best Buy Co., Inc.	39	2,825
CarMax, Inc.*	28	1,734
Foot Locker, Inc.	19	872
Gap, Inc. (The)	33	1,042
Home Depot, Inc. (The)	179	32,626
L Brands, Inc.	38	1,875
Lowe’s Cos., Inc.	128	11,467
O’Reilly Automotive, Inc.*	13	3,174
Ross Stores, Inc.	59	4,607
Signet Jewelers Ltd.	9	453
Tiffany & Co.	16	1,617
TJX Cos., Inc. (The)	98	8,103

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Tractor Supply Co.	19	1,234
Ulta Beauty, Inc.*	9	1,830
		77,375
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	56	1,087
Michael Kors Holdings Ltd.*	23	1,447
NIKE, Inc., Class B	202	13,540
PVH Corp.	12	1,731
Ralph Lauren Corp.	9	953
Tapestry, Inc.	44	2,240
Under Armour, Inc., Class A*	28	464
Under Armour, Inc., Class C*	28	421
VF Corp.	50	3,729
		25,612
Tobacco - 1.7%
Altria Group, Inc.	293	18,444
Philip Morris International, Inc.	239	24,749
		43,193
Trading Companies & Distributors - 0.3%
Fastenal Co.	44	2,408
United Rentals, Inc.*	13	2,276
WW Grainger, Inc.	8	2,092
		6,776
Water Utilities - 0.1%
American Water Works Co., Inc.	27	2,143

TOTAL COMMON STOCKS (Cost $2,367,770)		2,593,527

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $6,625 (Cost $6,625)	6,625	6,625

Total Investments - 99.8% (Cost $2,374,395)		2,600,152
Other Assets Less Liabilities - 0.2%		4,603
Net Assets - 100.0%		2,604,755

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$324,169
Aggregate gross unrealized depreciation	(99,092)
Net unrealized appreciation	$225,077
Federal income tax cost	$2,375,075

See accompanying notes to schedules of portfolio investments.

S&P MidCap 400 Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Banks - 11.9%
Bank of the Ozarks, Inc.	156,474	7,806,488
Commerce Bancshares, Inc.	138,159	7,981,445
Cullen/Frost Bankers, Inc.	79,636	8,281,348
Prosperity Bancshares, Inc.	105,567	7,917,525
UMB Financial Corp.	105,131	7,674,563
United Bankshares, Inc.	226,235	8,031,342
		47,692,711
Capital Markets - 5.8%
Eaton Vance Corp.	135,673	7,181,172
FactSet Research Systems, Inc.	41,105	8,351,714
SEI Investments Co.	106,367	7,746,708
		23,279,594
Chemicals - 1.9%
RPM International, Inc.	152,148	7,572,406

Commercial Services & Supplies - 4.1%
MSA Safety, Inc.	102,265	8,245,627
Rollins, Inc.	161,308	8,108,953
		16,354,580
Containers & Packaging - 5.8%
AptarGroup, Inc.	92,342	8,257,222
Bemis Co., Inc.	174,961	7,714,030
Sonoco Products Co.	150,210	7,205,574
		23,176,826
Equity Real Estate Investment Trusts (REITs) - 3.7%
National Retail Properties, Inc.	199,180	7,417,463
Tanger Factory Outlet Centers, Inc.	325,128	7,256,857
		14,674,320
Food & Staples Retailing - 1.8%
Casey’s General Stores, Inc.	65,229	7,325,869

Food Products - 5.9%
Flowers Foods, Inc.	419,817	8,707,004
Lancaster Colony Corp.	62,852	7,437,906
Tootsie Roll Industries, Inc.	228,455	7,630,397
		23,775,307
Gas Utilities - 11.5%
Atmos Energy Corp.	99,021	7,970,200
National Fuel Gas Co.	144,355	7,135,468
New Jersey Resources Corp.	208,564	7,946,288
ONE Gas, Inc.	117,001	7,440,094
UGI Corp.	174,660	7,526,099
WGL Holdings, Inc.	96,498	8,034,424
		46,052,573
Health Care Equipment & Supplies - 1.8%
West Pharmaceutical Services, Inc.	81,200	7,082,264

Health Care Providers & Services - 1.5%
Owens & Minor, Inc.	374,630	6,147,678

Hotels, Restaurants & Leisure - 1.8%
Cracker Barrel Old Country Store, Inc.	47,241	7,374,320

Industrial Conglomerates - 1.8%
Carlisle Cos., Inc.	70,271	7,231,589

Insurance - 9.8%
Brown & Brown, Inc.	153,989	8,105,981
Mercury General Corp.	160,893	7,343,157
Old Republic International Corp.	399,237	7,996,717
RenaissanceRe Holdings Ltd.	62,742	8,048,544
WR Berkley Corp.	113,448	7,757,574
		39,251,973
Leisure Products - 1.7%
Polaris Industries, Inc.	60,527	6,899,473

Machinery - 7.3%
Donaldson Co., Inc.	159,165	7,553,971
Graco, Inc.	166,179	7,370,038
Lincoln Electric Holdings, Inc.	81,372	7,123,305
Nordson Corp.	55,182	7,398,251
		29,445,565
Media - 3.7%
John Wiley & Sons, Inc., Class A	120,036	7,712,313
Meredith Corp.	122,105	6,996,616
		14,708,929
Metals & Mining - 1.8%
Royal Gold, Inc.	90,958	7,346,678

Multi-Utilities - 5.9%
Black Hills Corp.	145,515	7,390,707
MDU Resources Group, Inc.	308,737	8,116,696
Vectren Corp.	133,516	8,044,339
		23,551,742
Personal Products - 2.0%
Nu Skin Enterprises, Inc., Class A	111,126	7,823,270

Software - 1.9%
CDK Global, Inc.	110,135	7,564,072

Specialty Retail - 2.3%
Aaron’s, Inc.	195,217	9,020,978

Water Utilities - 1.9%
Aqua America, Inc.	225,545	7,711,384

Wireless Telecommunication Services - 2.1%
Telephone & Data Systems, Inc.	307,338	8,617,757

TOTAL COMMON STOCKS (Cost $405,631,602)		399,681,858

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $283,428 (Cost $283,418)	283,418	283,418

Total Investments - 99.8% (Cost $405,915,020)		399,965,276
Other Assets Less Liabilities - 0.2%		621,194
Net Assets - 100.0%		400,586,470

See accompanying notes to schedules of portfolio investments.

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,405,803
Aggregate gross unrealized depreciation	(28,347,084)
Net unrealized depreciation	$(9,941,281)
Federal income tax cost	$409,906,557

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

FOREIGN GOVERNMENT SECURITIES - 68.4%

Abu Dhabi Government Bond
2.50%, 10/11/2022(a)	200,000	192,621
Arab Republic of Egypt
5.75%, 4/29/2020(a)	200,000	206,224
Argentina Government International Bond
6.88%, 4/22/2021	150,000	158,776
5.63%, 1/26/2022	240,000	244,440
Brazilian Government International Bond
8.88%, 10/14/2019	120,000	132,000
4.88%, 1/22/2021	100,000	104,600
Chile Government International Bond
3.25%, 9/14/2021	100,000	100,600
China Government Bond
2.13%, 11/2/2022(a)	230,000	223,812
Colombia Government International Bond
11.75%, 2/25/2020	210,000	244,755
Croatia Government International Bond
6.63%, 7/14/2020(a)	200,000	214,340
Export-Import Bank of China (The)
2.00%, 4/26/2021(a)	200,000	192,977
Hungary Government International Bond
6.25%, 1/29/2020	120,000	127,470
6.38%, 3/29/2021	150,000	163,800
Indonesia Government International Bond
5.88%, 3/13/2020(a)	300,000	316,632
4.88%, 5/5/2021(a)	200,000	209,207
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(a)	200,000	212,750
Kingdom of Bahrain
5.50%, 3/31/2020(a)	100,000	101,930
Kingdom of Saudi Arabia
2.38%, 10/26/2021(a)	200,000	192,800
Lithuania Government International Bond
7.38%, 2/11/2020(a)	100,000	108,550
6.13%, 3/9/2021(a)	150,000	162,900
Mexico Government International Bond
3.63%, 3/15/2022	164,000	166,460
Oman Government Bond
3.63%, 6/15/2021(a)	200,000	195,961
Panama Government International Bond
5.20%, 1/30/2020	100,000	104,500
Perusahaan Penerbit SBSN Indonesia III
3.40%, 3/29/2022(a)	200,000	198,500
Philippine Government International Bond
6.50%, 1/20/2020	170,000	180,848
Poland Government International Bond
6.38%, 7/15/2019	140,000	147,245
5.13%, 4/21/2021	100,000	106,315
5.00%, 3/23/2022	100,000	106,843
Provincia de Cordoba
7.13%, 6/10/2021(a)	150,000	156,871
Qatar Government International Bond
5.25%, 1/20/2020(a)	200,000	207,608
Republic of Ecuador
10.75%, 3/28/2022(a)	200,000	226,000
Republic of Lebanon
8.25%, 4/12/2021(a)	250,000	259,472
6.25%, 5/27/2022	150,000	145,387
Republic of Turkey
5.63%, 3/30/2021	200,000	207,888
Romania Government International Bond
6.75%, 2/7/2022(a)	80,000	89,280
Russian Federation
4.50%, 4/4/2022(a)	200,000	207,890
Russian Foreign Bond
5.00%, 4/29/2020(a)	200,000	208,056
Serbia International Bond
4.88%, 2/25/2020(a)	200,000	204,620
South Africa Government International Bond
5.88%, 5/30/2022	200,000	215,502
Sri Lanka Government International Bond
6.25%, 10/4/2020(a)	200,000	207,540
Turkey Government International Bond
7.50%, 11/7/2019	200,000	212,200
5.13%, 3/25/2022	200,000	204,800
Ukraine Government International Bond
7.75%, 9/1/2021(a)	230,000	243,381
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $7,881,687)		7,814,351

CORPORATE BONDS - 29.9%

Banks - 6.9%
Banco do Brasil SA
5.38%, 1/15/2021(a)	100,000	102,600
China Development Bank
2.13%, 6/1/2021(a)	200,000	193,356
QNB Finance Ltd.
2.13%, 9/7/2021(a)	200,000	189,757
Russian Agricultural Bank OJSC
7.75%, 5/29/2018(a)	100,000	101,110
Sberbank of Russia
5.18%, 6/28/2019(a)	200,000	204,784
		791,607
Diversified Financial Services - 3.7%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 7/12/2020(a)	200,000	208,000
Gazprom OAO
6.00%, 1/23/2021(a)	200,000	211,130
		419,130
Electric Utilities - 1.8%
Power Grid Corp of India Ltd.
3.88%, 1/17/2023(a)	200,000	201,439

Metals & Mining - 0.9%
Corp. Nacional del Cobre de Chile
3.75%, 11/4/2020(a)	100,000	101,749

Multi-Utilities - 1.0%
Dubai Electricity & Water Authority
7.38%, 10/21/2020(a)	100,000	110,127

Oil, Gas & Consumable Fuels - 14.7%
KazMunayGas National Co. PJSC
6.38%, 4/9/2021(a)	200,000	214,580
Petrobras Global Finance BV
5.75%, 1/20/2020	115,000	119,035
5.38%, 1/27/2021	100,000	103,000
8.38%, 5/23/2021	120,000	134,219
6.13%, 1/17/2022	160,000	168,376

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Petroleos Mexicanos
3.50%, 7/23/2020	80,000	80,072
6.38%, 2/4/2021	70,000	74,795
4.88%, 1/24/2022	200,000	205,088
5.38%, 3/13/2022(a)	180,000	188,100
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 9/29/2021(a)	214,000	204,963
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 9/13/2022(a)	200,000	191,338
		1,683,566
Real Estate Management & Development - 0.9%
Qatari Diar Finance Co.
5.00%, 7/21/2020(a)	100,000	103,500

TOTAL CORPORATE BONDS (Cost $3,417,310)		3,411,118

SHORT-TERM INVESTMENTS - 0.8%

REPURCHASE AGREEMENTS(b) - 0.8%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $91,049 (Cost $91,046)	91,046	91,046

Total Investments - 99.1% (Cost $11,390,043)		11,316,515
Other Assets Less Liabilities - 0.9%		103,242
Net Assets - 100.0%		11,419,757

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,320
Aggregate gross unrealized depreciation	(113,848)
Net unrealized depreciation	$(73,528)
Federal income tax cost	$11,390,043

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of February 28, 2018:

Brazil	9.4%
China	8.8%
Russia	8.2%
Indonesia	6.3%
Mexico	6.2%
Turkey	5.5%
Argentina	4.9%
Qatar	4.4%
Lebanon	3.4%
Poland	3.1%
United Arab Emirates	2.7%
Hungary	2.6%
Lithuania	2.4%
Colombia	2.1%
Ukraine	2.1%
Ecuador	2.0%
South Africa	1.9%
Kazakhstan	1.9%
Croatia	1.9%
Costa Rica	1.9%
Sri Lanka	1.8%
Egypt	1.8%
Serbia	1.8%
Chile	1.8%
India	1.8%
Oman	1.7%
Saudi Arabia	1.7%
Philippines	1.6%
Panama	0.9%
Bahrain	0.9%
Romania	0.8%
Other (1)	1.7%
100.0%

(1)	Includes any non-fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 114 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than DJ Brookfield Global Infrastructure ETF, Equities for Rising Rates ETF, High Yield-Interest Rate Hedged, Investment Grade-Interest Rate Hedged, MSCI EAFE Dividend Growers ETF, MSCI Emerging Markets Dividend Growers ETF, MSCI Europe Dividend Growers ETF, Russell 2000 Dividend Growers ETF, S&P 500 Dividend Aristocrats ETF, S&P 500® Ex-Energy ETF, S&P 500® Ex-Financials ETF, S&P 500® Ex-Health Care ETF, S&P 500® Ex-Technology ETF, S&P MidCap 400 Dividend Aristocrats ETF and Short Term USD Emerging Markets Bond ETF, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of CDS Short North American HY Credit ETF, High Yield — Interest Rate Hedged, Inflation Expectations ETF, Investment Grade — Interest Rate Hedged, Managed Futures Strategy ETF and Short Term USD Emerging Markets Bond ETF is generally determined at 3:00 p.m. (Eastern Time) on each business day. The NAV of K-1 Free Crude Oil Strategy ETF is generally determined at 2:30 p.m. (Eastern Time) on each business day. The NAV of each of MSCI EAFE Dividend Growers ETF and MSCI Europe Dividend Growers ETF is typically determined at 11:30 a.m. Eastern Time, respectively (these times may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:30 p.m., London Time) on days where the Bats BZX Exchange, Inc. (“BATS”) is open for trading.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments had a compliance date of August 1, 2017, and are reflected in the Funds’ filing of Form N-Q for the period ending February 28, 2018. The Funds’ compliance date for Form N-PORT is June 1, 2018, but the Funds will not be required to make their initial filing on Form N-PORT until the period ending March 31, 2019. The Funds’ compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending May 31, 2019. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Exchange traded funds held by Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and Covered Bonds. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates fair value. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond, commodity and currency futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1— Quoted prices in active markets for identical assets.

•   Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of February 28, 2018, based on levels assigned to securities on May 31, 2017.

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
CDS Short North American HY Credit ETF	$—	$—	$—	$—	$—	$—	$—	$—	$3,183,040	$(233,910)	$—	$3,183,040	$(233,910)
Decline of the Retail Store ETF	—	—	—	—	—	—	—	—	20,738,885	(1,485,219)	—	20,738,885	(1,485,219)
DJ Brookfield Global Infrastructure ETF	38,172,730	—	—	—	—	—	—	—	17,513	—	—	38,190,243	—
Equities for Rising Rates ETF	15,051,556	—	—	—	—	—	—	—	42,916	—	—	15,094,472	—
Global Listed Private Equity ETF	8,067,515	—	—	—	—	—	—	—	19,979	—	—	8,087,494	—
Hedge Replication ETF	3,230,955	—	(98,528)	—	320	31,591,080	—	—	6,989,699	236,109	—	41,812,054	137,581
High Yield-Interest Rate Hedged	—	—	265,930	—	—	—	170,921,239	—	6,097,155	—	—	177,018,394	265,930
Inflation Expectations ETF	—	—	—	—	—	6,693,816	—	—	474,919	629,433	—	7,168,735	629,433
Investment Grade-Interest Rate Hedged	—	—	(264,113)	—	—	—	549,743,417	—	14,137,691	—	—	563,881,108	(264,113)
K-1 Free Crude Oil Strategy ETF	—	—	240,283	—	—	—	—	—	5,865,065	—	—	5,865,065	240,283
Large Cap Core Plus	695,120,525	—	—	—	—	—	—	—	17,531,290	9,087,350	—	712,651,815	9,087,350
Long Online /Short Stores ETF	46,251,602	—	—	—	—	—	—	—	206,949	(436,156)	—	46,458,551	(436,156)
Managed Futures Strategy ETF	—	—	4,909	—	—	—	—	—	2,687,062	—	—	2,687,062	4,909
Merger ETF	3,927,048	—	—	—	5,436	—	—	—	538,216	(48,716)	8,639	4,470,700	(40,077)
Morningstar Alternatives Solution ETF	—	—	—	9,732,852	—	—	—	—	86,457	—	—	9,819,309	—
MSCI EAFE Dividend Growers ETF	111,643,732	—	—	—	—	—	—	—	2,291	—	—	111,646,023	—
MSCI Emerging Markets Dividend Growers ETF	24,075,879	—	—	—	—	—	—	—	400,131	—	—	24,476,010	—
MSCI Europe Dividend Growers ETF	8,170,751	—	—	—	—	—	—	—	309	—	—	8,171,060	—
RAFI® Long/Short	12,996,792	847	—	—	—	—	—	—	2,366,932	(1,015,493)	—	15,364,571	(1,015,493)

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Russell 2000 Dividend Growers ETF	395,644,272	—	—	—	—	—	—	—	411,731	—	—	396,056,003	—
S&P 500 Dividend Aristocrats ETF	3,471,461,126	—	—	—	—	—	—	—	766,755	—	—	3,472,227,881	—
S&P 500® Ex-Energy ETF	7,093,266	—	—	—	—	—	—	—	25,270	—	—	7,118,536	—
S&P 500® Ex-Financials ETF	1,371,382	—	—	—	—	—	—	—	3,261	—	—	1,374,643	—
S&P 500® Ex-Health Care ETF	1,416,940	—	—	—	—	—	—	—	3,775	—	—	1,420,715	—
S&P 500® Ex-Technology ETF	2,593,527	—	—	—	—	—	—	—	6,625	—	—	2,600,152	—
S&P MidCap 400 Dividend Aristocrats ETF	399,681,858	—	—	—	—	—	—	—	283,418	—	—	399,965,276	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	—	3,411,118	7,814,351	91,046	—	—	11,316,515	—

*   These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the MSCI Emerging Markets Dividend Growers ETF, DJ Brookfield Global Infrastructure ETF, Global Listed Private Equity ETF and Merger ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2018, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	BNP Paribas Securities Corp., 1.00%, dated 2/28/2018 due 3/1/2018 (1)	BNP Paribas Securities Corp., 1.36%, dated 2/28/2018 due 3/1/2018 (2)	Credit Suisse Securities (USA) LLC, 1.36%, dated 2/28/2018 due 3/1/2018 (3)	ING Financial Markets LLC, 1.35%, dated 2/28/2018 due 3/1/2018 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.37%, dated 2/28/2018 due 3/1/2018 (5)	Total
CDS Short North American HY Credit ETF	$238,744	$954,976	$79,368	$1,289,218	$620,734	$3,183,040
Decline of the Retail Store ETF	1,555,521	6,222,083	517,115	8,399,812	4,044,354	20,738,885
DJ Brookfield Global Infrastructure ETF	1,314	5,254	437	7,093	3,415	17,513
Equities for Rising Rates ETF	3,219	12,876	1,070	17,382	8,369	42,916
Global Listed Private Equity ETF	1,499	5,994	498	8,092	3,896	19,979
Hedge Replication ETF	524,263	2,097,050	174,285	2,831,018	1,363,083	6,989,699
High Yield-Interest Rate Hedged	457,317	1,829,269	152,030	2,469,514	1,189,025	6,097,155
Inflation Expectations ETF	35,621	142,485	11,842	192,355	92,616	474,919
Investment Grade—Interest Rate Hedged	1,060,398	4,241,592	352,517	5,726,149	2,757,035	14,137,691
K-1 Free Crude Oil Strategy ETF	439,909	1,759,638	146,243	2,375,511	1,143,764	5,865,065
Large Cap Core Plus	1,314,935	5,259,740	437,135	7,100,649	3,418,831	17,531,290
Long Online/Short Stores ETF	15,522	62,089	5,160	83,820	40,358	206,949
Managed Futures Strategy ETF	201,543	806,173	67,001	1,088,333	524,012	2,687,062
Merger ETF	40,369	161,476	13,420	217,992	104,959	538,216
Morningstar Alternatives Solution ETF	6,485	25,939	2,156	35,017	16,860	86,457
MSCI EAFE Dividend Growers ETF	172	687	57	928	447	2,291
MSCI Emerging Markets Dividend Growers ETF	30,012	120,047	9,977	162,064	78,031	400,131
MSCI Europe Dividend Growers ETF	23	93	8	125	60	309
RAFI® Long/Short	177,532	710,127	59,018	958,672	461,583	2,366,932
Russell 2000 Dividend Growers ETF	30,882	123,528	10,266	166,762	80,293	411,731
S&P 500 Dividend Aristocrats ETF	57,510	230,042	19,119	310,557	149,527	766,755
S&P 500® Ex-Energy ETF	1,895	7,582	630	10,235	4,928	25,270
S&P 500® Ex-Financials ETF	245	978	81	1,321	636	3,261
S&P 500® Ex-Health Care ETF	283	1,133	94	1,529	736	3,775
S&P 500® Ex-Technology ETF	497	1,988	165	2,683	1,292	6,625
S&P MidCap 400 Dividend Aristocrats ETF	21,258	85,031	7,067	114,792	55,270	283,418
Short Term USD Emerging Markets Bond ETF	6,829	27,316	2,270	36,876	17,755	91,046
	$6,223,797	$24,895,186	$2,069,029	$33,608,499	$16,181,869	$82,978,380

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2018 as follows:

(1)  U.S. Treasury Bonds, 0% to 2.38%, due 1/15/2025 to 11/15/2045; U.S. Treasury Notes, 1.13% to 1.88%, due 12/31/2018 to 12/31/2019, which had an aggregate value at the Trust level of $255,000,070.

(2) U.S. Treasury Bonds, 0% to 7.13%, due 2/15/2023 to 2/15/2046; U.S. Treasury Notes, 0.75% to 2.88%, due 3/31/2018 to 5/31/2024, which had an aggregate value at the Trust level of $1,020,000,000.

(3) U.S. Treasury Bonds, 2.75% to 6.13%, due 8/15/2029 to 8/15/2047; U.S. Treasury Notes, 0.63% to 2.25%, due 7/31/2018 to 1/15/2024, which had an aggregate value at the Trust level of $84,773,496.

(4) Federal Farm Credit Bank, 0.75%, due 4/18/2018; Federal Home Loan Bank, 1.13%, due 6/21/2019; Federal Home Loan Mortgage Corp., 0.75% to 3.75%, due 4/9/2018 to 1/13/2022; Federal National Mortgage Association, 0.88% to 2.63%, due 3/28/2018 to 9/24/2026, which had an aggregate value at the Trust level of $1,377,001,486.

(5) U.S. Treasury Bonds, 3.00%, due 5/15/2042; U.S. Treasury Notes, 2.13% to 3.13%, due 5/15/2021 to 5/15/2025, which had an aggregate value at the Trust level of $663,000,129.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”)

REITs and BDCs report information on the source of their distributions annually. A portion of distributions received from REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Covered Bonds, and foreign and U.S. investment grade corporate debt securities.  Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than or equal to  five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-protected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, of its index, as appropriate, based upon each Fund’s investment objective. CDS Short North American HY Credit ETF, which is actively managed, seeks to provide inverse exposure to the credit of North American high yield debt issuers, primarily through investing in a portfolio of credit derivatives. Managed Futures Strategy ETF also actively managed, seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets, primarily by gaining exposure to derivative instruments by investing in Cayman subsidiaries that invest in commodity futures contracts.  K-1 Free Crude Oil Strategy ETF seeks to provide total return through actively managed exposure to the West Texas Intermediate crude oil futures markets, primarily by gaining exposure to derivative instruments by investing in Cayman subsidiaries that invest in commodity futures contracts.

In connection with its management of certain series of the Trust included in this report (K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index and commodity futures and in the range of approximately 1% to 3% of the contract amount for bond and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

CDS Short North American HY Credit ETF Fund primarily invests in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps (“CDS”) that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities.  The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred.  If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.  CDS are designed to reflect changes in credit quality, including events of default. The CDS Short North American HY Credit ETF will normally be a “buyer” of credit protection on North American high yield debt issuers through index-based CDS.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.  In connection with CDS in which a Fund is a “buyer”, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund’s maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a “seller”, however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect,

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on February 28, 2018 contractually terminate within 21 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.

As the Funds’ investment objective is to approximate, on a daily basis, the corresponding performance of its index (except for the CDS Short North American HY Credit ETF, which seeks to provide inverse exposure to the credit of North American high yield debt issuers, K-1 Free Crude Oil Strategy ETF which seeks to provide total return through actively managed exposure to the West Intermediate crude oil futures markets and Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets), the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by Merger ETF and for the currency futures contracts held by Hedge Replication ETF and Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for the CDS Short North American HY Credit ETF is high yield credit risk and the primary risk for K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF is commodity market risk.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

3. Investment Transactions and Income

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments of K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF include the accounts of Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of K-1 Free Crude Oil Strategy ETF and Cayman Portfolio I, a wholly-owned subsidiary of Managed Futures Strategy ETF organized under the laws of the Cayman Islands (together, the “Subsidiaries” and each, a “Subsidiary”), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements.  Each Fund may invest up to 25% of its total assets in its Subsidiary.  Intercompany accounts and transactions, if any, have been eliminated. The Subsidiaries are subject to the same investment policies and restrictions that apply to K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF, except that the Subsidiaries may invest without limitation in commodity-related instruments.

5. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

•        Long/Short Risk

Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund’s long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of Morningstar Alternatives Solution ETF) whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At February 28, 2018, ProShares Inflation Expectations ETF had unrealized appreciation on swaps with a single counterparty which exceeded 5% of its net assets.

•        Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

•        Foreign Currency and Currency Hedging Risk

Certain of the Funds’ investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  These factors may cause the value of an investment in a Fund to change.

•        Breakeven Inflation Investing Risk

Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index.  The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.  As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•        Affiliated Fund Risk

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

•        Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF and their Subsidiaries are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Thus, the Funds, as an investor in the Subsidiaries, will not have all the protections offered to investors in registered investment companies.

•        Investment in Underlying ETFs Risk

Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

•        Risks Associated with the Use of Commodity Futures Contracts

K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF obtain investment exposure through commodity futures and do not invest directly in physical commodities. K-1 Free Crude Oil Strategy ETF does not invest in nor seek exposure to the current “spot” or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as discussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.

•        Active Management Risk

The performance of actively managed funds (CDS Short North American HY Credit ETF, K-1 Fee Crude Oil Strategy ETF and Managed Futures Strategy ETF) reflect, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving a Fund’s investment objective. The Advisor’s judgments about a Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.

•        Commodity Market Risk

The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market’s expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators’ and/or investor’s demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strengthening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.

•        Rolling Futures Contract Risk

K-1 Free Crude Oil Strategy ETF (through its investment in the Subsidiary) and Managed Futures Strategy ETF (directly and through its investment in the Subsidiary) have exposure to futures contracts and are subject to risks related to “rolling” of such contracts.  A Fund does not intend to hold futures contracts through their expiration date, but instead intends to “roll” its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and are replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contango.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

•        Risks Specific to the Crude Oil Markets

Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil producing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date this report was issued.

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 101.2%

REPURCHASE AGREEMENTS(b) - 23.4%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $165,961,075 (Cost $165,954,939)	165,954,939	165,954,939

U.S. TREASURY OBLIGATIONS - 77.8%
U.S. Treasury Bills
1.13%, 3/1/2018(c)	22,000,000	22,000,000
1.20%, 3/8/2018(c)	20,000,000	19,995,431
1.25%, 3/15/2018(c)	38,000,000	37,980,881
1.31%, 3/22/2018(c)	40,000,000	39,968,646
0.67%, 3/29/2018(c)	46,000,000	45,947,317
1.29%, 4/5/2018(c)	21,000,000	20,970,192
1.40%, 4/12/2018(c)	40,000,000	39,929,273
1.41%, 4/19/2018(c)	34,000,000	33,928,854
1.31%, 4/26/2018(c)	26,000,000	25,938,474
1.36%, 5/3/2018(c)	22,000,000	21,941,576
1.46%, 5/10/2018(c)	25,000,000	24,924,531
1.49%, 5/17/2018(c)	25,000,000	24,916,249
0.75%, 5/24/2018(c)	30,000,000	29,888,525
1.43%, 5/31/2018(c)	10,000,000	9,959,113
1.44%, 6/7/2018(c)	9,000,000	8,960,739
1.46%, 6/14/2018(c)	10,000,000	9,952,604
1.49%, 6/21/2018(c)	15,000,000	14,923,700
1.50%, 6/28/2018(c)	9,000,000	8,950,912
1.56%, 7/5/2018(c)	10,000,000	9,940,719
1.56%, 7/12/2018(c)	10,000,000	9,936,275
1.60%, 7/19/2018(c)	15,000,000	14,897,517
1.60%, 7/26/2018(c)	10,000,000	9,928,250
1.63%, 8/2/2018(c)	11,000,000	10,918,123
1.75%, 8/9/2018(c)	12,000,000	11,905,547
1.77%, 8/16/2018(c)	18,000,000	17,848,906
1.82%, 8/23/2018(c)	13,000,000	12,885,914
1.82%, 8/30/2018(c)	12,000,000	11,890,345
TOTAL U.S. TREASURY OBLIGATIONS (Cost $551,346,494)		551,228,613

TOTAL SHORT-TERM INVESTMENTS (Cost $717,301,433)		717,183,552

Total Investments - 101.2% (Cost $717,301,433)		717,183,552
Liabilities Less Other Assets - (1.2%)		(8,530,502)
Net Assets - 100.0%		708,653,050

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $10,765,975.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	The rate shown was the current yield as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,078,586
Aggregate gross unrealized depreciation	(132,310)
Net unrealized appreciation	$37,946,276
Federal income tax cost	$717,301,433

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	59	6/20/2018	USD	$8,462,813	$(14,261)

Cash collateral in the amount of $162,250 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation ($)
(327,122,131)	(319,022,969)	1/7/2019	Citibank NA	(1.23)%	ICE U.S. Treasury 20+ Year Bond Index	9,009,853
(51,511,210)	(48,861,332)	3/6/2018	Goldman Sachs International	(1.23)%	ICE U.S. Treasury 20+ Year Bond Index	3,191,667
(89,101,694)	(83,206,558)	6/6/2019	Morgan Stanley & Co. International plc	(1.28)%	ICE U.S. Treasury 20+ Year Bond Index	6,145,189
(268,885,372)	(251,866,679)	3/6/2018	Societe Generale	(1.26)%	ICE U.S. Treasury 20+ Year Bond Index	19,731,709
(736,620,407)	(702,957,538)					38,078,418
					Total Appreciation	38,078,418

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 94.5%

REPURCHASE AGREEMENTS(a) - 94.5%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $42,179,106 (Cost $42,177,546)	42,177,546	42,177,546

Total Investments - 94.5% (Cost $42,177,546)		42,177,546
Other Assets Less Liabilities - 5.5%		2,443,225
Net Assets - 100.0%		44,620,771

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,474,416
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,474,416
Federal income tax cost	$42,177,546

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	9	6/20/2018	USD	$1,080,422	$502

Cash collateral in the amount of $9,405 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation ($)
(17,247,755)	(16,626,916)	12/6/2018	Bank of America NA	(1.14)%	ICE U.S. Treasury 7-10 Year Bond Index	675,169
(27,811,128)	(27,089,186)	1/7/2019	Citibank NA	(1.11)%	ICE U.S. Treasury 7-10 Year Bond Index	798,745
(45,058,883)	(43,716,102)					1,473,914
					Total Appreciation	1,473,914

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 86.7%

REPURCHASE AGREEMENTS(a) - 86.7%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $1,544,984 (Cost $1,544,928)	1,544,928	1,544,928

Total Investments - 86.7% (Cost $1,544,928)		1,544,928
Other Assets Less Liabilities - 13.3%		236,268
Net Assets - 100.0%		1,781,196

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,572
Aggregate gross unrealized depreciation	(33,003)
Net unrealized depreciation	$(14,431)
Federal income tax cost	$1,544,928

Swap Agreements

Short Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(320,005)	(328,540)	11/6/2019	Bank of America NA	(1.43)%	Dow Jones U.S. Basic MaterialsSM Index	(9,130)
(261,220)	(242,950)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. Basic MaterialsSM Index	18,572
(329,007)	(334,690)	11/13/2019	Morgan Stanley & Co. International plc	(1.68)%	Dow Jones U.S. Basic MaterialsSM Index	(6,164)
(234,033)	(239,799)	11/6/2019	Societe Generale	(1.33)%	Dow Jones U.S. Basic MaterialsSM Index	(6,389)
(619,567)	(629,146)	11/6/2019	UBS AG	(1.33)%	Dow Jones U.S. Basic MaterialsSM Index	(11,320)
(1,763,832)	(1,775,125)					(14,431)
					Total Appreciation	18,572
					Total Depreciation	(33,003)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 109.2%

REPURCHASE AGREEMENTS(b) - 18.8%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $47,457,730 (Cost $47,455,975)	47,455,975	47,455,975

U.S. TREASURY OBLIGATIONS - 90.4%
U.S. Treasury Bills
1.16%, 3/1/2018(c)	14,000,000	14,000,000
1.20%, 3/8/2018(c)	11,000,000	10,997,514
1.24%, 3/15/2018(c)	14,000,000	13,992,977
1.28%, 3/22/2018(c)	15,000,000	14,988,253
1.02%, 3/29/2018(c)	17,000,000	16,980,481
1.28%, 4/5/2018(c)	11,000,000	10,984,386
1.39%, 4/12/2018(c)	15,000,000	14,973,706
1.37%, 4/19/2018(c)	13,000,000	12,972,972
1.29%, 4/26/2018(c)	12,000,000	11,971,580
1.34%, 5/3/2018(c)	10,000,000	9,973,356
1.43%, 5/10/2018(c)	9,000,000	8,972,788
1.46%, 5/17/2018(c)	9,000,000	8,969,753
1.02%, 5/24/2018(c)	11,000,000	10,958,901
1.43%, 5/31/2018(c)	5,000,000	4,979,493
1.44%, 6/7/2018(c)	5,000,000	4,978,137
1.46%, 6/14/2018(c)	5,000,000	4,976,229
1.49%, 6/21/2018(c)	8,000,000	7,959,182
1.50%, 6/28/2018(c)	5,000,000	4,972,647
1.56%, 7/5/2018(c)	5,000,000	4,970,294
1.60%, 7/19/2018(c)	6,000,000	5,959,342
1.60%, 7/26/2018(c)	4,000,000	3,971,457
1.63%, 8/2/2018(c)	5,000,000	4,962,676
1.75%, 8/9/2018(c)	4,000,000	3,968,426
1.77%, 8/16/2018(c)	7,000,000	6,941,649
1.82%, 8/23/2018(c)	5,000,000	4,956,615
1.82%, 8/30/2018(c)	4,000,000	3,963,347
TOTAL U.S. TREASURY OBLIGATIONS (Cost $228,349,490)		228,296,161

TOTAL SHORT-TERM INVESTMENTS (Cost $275,805,465)		275,752,136

Total Investments - 109.2% (Cost $275,805,465)		275,752,136
Liabilities Less Other Assets - (9.2%)		(23,213,747)
Net Assets - 100.0%		252,538,389

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $67,692,855.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	The rate shown was the current yield as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,846,837
Aggregate gross unrealized depreciation	(14,525,500)
Net unrealized depreciation	$(12,678,663)
Federal income tax cost	$275,805,465

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	237	3/16/2018	USD	$29,656,995	$565,989

Cash collateral in the amount of $1,381,710 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

Short Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(7,690,066)	(11,500,745)	11/6/2018	Bank of America NA	(1.83)%	Dow Jones Industrial AverageSM	(4,085,901)
(21,636,581)	(23,639,677)	11/6/2018	Citibank NA	(1.80)%	Dow Jones Industrial AverageSM	(2,166,799)
(44,771,488)	(49,545,531)	11/6/2019	Credit Suisse International	(1.88)%	Dow Jones Industrial AverageSM	(5,041,577)
(10,200,002)	(10,639,755)	11/6/2019	Deutsche Bank AG	(1.68)%	Dow Jones Industrial AverageSM	(451,092)
(116,855,602)	(115,404,134)	11/6/2019	Goldman Sachs International	(1.68)%	Dow Jones Industrial AverageSM	1,280,238
(9,258,699)	(9,806,742)	11/6/2019	Societe Generale	(2.08)%	Dow Jones Industrial AverageSM	(614,731)
(315,139)	(2,302,536)	11/6/2018	UBS AG	(1.78)%	Dow Jones Industrial AverageSM	(2,111,461)
(210,727,577)	(222,839,120)					(13,191,323)
					Total Appreciation	1,280,238
					Total Depreciation	(14,471,561)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 89.6%

REPURCHASE AGREEMENTS(a) - 89.6%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $16,347,804 (Cost $16,347,201)	16,347,201	16,347,201

Total Investments - 89.6% (Cost $16,347,201)		16,347,201
Other Assets Less Liabilities - 10.4%		1,888,697
Net Assets - 100.0%		18,235,898

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,066,205)
Net unrealized depreciation	$(1,066,205)
Federal income tax cost	$16,347,201

Swap Agreements

Short Financials had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(1,282,776)	(1,411,029)	11/6/2019	Bank of America NA	(1.68)%	Dow Jones U.S. FinancialsSM Index(3)	(132,716)
(1,821,267)	(1,957,925)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. FinancialsSM Index(3)	(140,736)
(5,486,385)	(5,745,968)	11/6/2019	Goldman Sachs International	(1.73)%	Dow Jones U.S. FinancialsSM Index(3)	(268,684)
(1,823,892)	(1,922,849)	11/13/2019	Morgan Stanley & Co. International plc	(1.68)%	Dow Jones U.S. FinancialsSM Index(3)	(102,716)
(1,897,379)	(2,002,592)	11/6/2019	Societe Generale	(1.68)%	Dow Jones U.S. FinancialsSM Index(3)	(111,250)
(4,853,699)	(5,150,567)	11/6/2019	UBS AG	(1.68)%	Dow Jones U.S. FinancialsSM Index(3)	(310,103)
(17,165,398)	(18,190,930)					(1,066,205)
					Total Depreciation	(1,066,205)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)                   See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short FTSE China 50

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 86.2%

REPURCHASE AGREEMENTS(a) - 86.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $5,597,975 (Cost $5,597,768)	5,597,768	5,597,768

Total Investments - 86.2% (Cost $5,597,768)		5,597,768
Other Assets Less Liabilities - 13.8%		895,827
Net Assets - 100.0%		6,493,595

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,022,115)
Net unrealized depreciation	$(1,022,115)
Federal income tax cost	$5,597,768

Swap Agreements(1)

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Depreciation ($)
(99,642)	(160,271)	11/6/2019	Bank of America NA	(0.58)%	iShares® China Large-Cap ETF	(60,106)
(73,081)	(409,056)	11/6/2018	Citibank NA	1.27%	iShares® China Large-Cap ETF	(340,080)
(471,585)	(497,893)	11/6/2019	Goldman Sachs International	0.27%	iShares® China Large-Cap ETF	(26,890)
(1,546,344)	(1,666,751)	11/6/2019	Societe Generale	(0.08)%	iShares® China Large-Cap ETF	(120,857)
(3,284,020)	(3,743,666)	11/6/2018	UBS AG	0.17%	iShares® China Large-Cap ETF	(474,182)
(5,474,672)	(6,477,637)					(1,022,115)
					Total Depreciation	(1,022,115)

(1)                   In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)                   Agreements may be terminated at will by either party without penalty.

(3)                   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 128.0%

REPURCHASE AGREEMENTS(a) - 53.0%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $98,933,939 (Cost $98,930,282)	98,930,282	98,930,282

U.S. TREASURY OBLIGATIONS - 75.0%
U.S. Treasury Bills
1.38%, 3/1/2018(b)	50,000,000	50,000,000
1.36%, 3/22/2018(b)	40,000,000	39,968,675
1.48%, 3/29/2018(b)	50,000,000	49,942,590
TOTAL U.S. TREASURY OBLIGATIONS (Cost $139,911,042)		139,911,265

TOTAL SHORT-TERM INVESTMENTS (Cost $238,841,324)		238,841,547

Total Investments - 128.0% (Cost $238,841,324)		238,841,547
Liabilities Less Other Assets - (28.0%)		(52,298,891)
Net Assets - 100.0%		186,542,656

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   The rate shown was the current yield as of February 28, 2018.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,569
Aggregate gross unrealized depreciation	(12,293,751)
Net unrealized depreciation	$(12,253,182)
Federal income tax cost	$238,841,324

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Short High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(66,054,952)	(66,056,079)	11/6/2019	Citibank NA	1.17%	iShares® iBoxx $High Yield Corporate Bond ETF	(20,663)
(18,206,481)	(18,133,183)	12/9/2019	Credit Suisse International	0.72%	iShares® iBoxx $High Yield Corporate Bond ETF	40,337
(90,398,305)	(102,150,506)	12/7/2018	Goldman Sachs International	0.17%	iShares® iBoxx $High Yield Corporate Bond ETF	(12,273,079)
(174,659,738)	(186,339,768)					(12,253,405)
					Total Appreciation	40,337
					Total Depreciation	(12,293,742)

(1)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)	Agreements may be terminated at will by either party without penalty.
(3)

Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 98.0%

REPURCHASE AGREEMENTS(a) - 98.0%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $13,122,121 (Cost $13,121,637)	13,121,637	13,121,637

Total Investments - 98.0% (Cost $13,121,637)		13,121,637
Other Assets Less Liabilities - 2.0%		267,677
Net Assets - 100.0%		13,389,314

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,925
Aggregate gross unrealized depreciation	(679,054)
Net unrealized depreciation	$(634,129)
Federal income tax cost	$13,121,637

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	13	3/16/2018	USD	$2,423,070	$36,558

Cash collateral in the amount of $107,250 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(1,631,142)	(2,049,561)	11/6/2018	Bank of America NA	(1.68)%	S&P MidCap 400®	(434,489)
(880,000)	(871,924)	11/6/2018	BNP Paribas SA	(1.68)%	S&P MidCap 400®	8,367
(1,031,426)	(1,050,742)	11/6/2019	Citibank NA	(1.68)%	S&P MidCap 400®	(19,645)
(1,786,676)	(1,836,252)	11/6/2019	Credit Suisse International	(1.73)%	S&P MidCap 400®	(51,960)
(579,946)	(594,921)	11/6/2019	Morgan Stanley & Co. International plc	(1.28)%	S&P MidCap 400®	(16,599)
(4,401,167)	(4,550,628)	11/6/2019	Societe Generale	(1.48)%	S&P MidCap 400®	(156,361)
(10,310,357)	(10,954,028)					(670,687)
					Total Appreciation	8,367
					Total Depreciation	(679,054)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 91.6%

REPURCHASE AGREEMENTS(a) - 91.6%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $13,366,001 (Cost $13,365,507)	13,365,507	13,365,507

Total Investments - 91.6% (Cost $13,365,507)		13,365,507
Other Assets Less Liabilities - 8.4%		1,231,682
Net Assets - 100.0%		14,597,189

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,870,261)
Net unrealized depreciation	$(2,870,261)
Federal income tax cost	$13,365,507

Swap Agreements(1)

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Depreciation ($)
(1,613,570)	(1,770,645)	11/6/2019	Citibank NA	(1.08)%	iShares® MSCI EAFE ETF	(148,333)
(1,008,356)	(1,051,354)	11/6/2019	Credit Suisse International	(1.28)%	iShares® MSCI EAFE ETF	(36,347)
(4,748,499)	(5,636,886)	11/6/2018	Goldman Sachs International	(1.48)%	iShares® MSCI EAFE ETF	(811,528)
(757,854)	(2,641,028)	11/6/2018	Societe Generale	(1.28)%	iShares® MSCI EAFE ETF	(1,851,718)
(3,517,872)	(3,543,998)	11/6/2019	UBS AG	(1.18)%	iShares® MSCI EAFE ETF	(22,335)
(11,646,151)	(14,643,911)					(2,870,261)
					Total Depreciation	(2,870,261)

(1)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)	Agreements may be terminated at will by either party without penalty.
(3)

Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 102.1%

REPURCHASE AGREEMENTS(b) - 61.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $74,788,439 (Cost $74,785,674)	74,785,674	74,785,674

U.S. TREASURY OBLIGATIONS - 40.9%
U.S. Treasury Bills
1.36%, 3/22/2018(c) (Cost $49,960,552)	50,000,000	49,960,844

TOTAL SHORT-TERM INVESTMENTS (Cost $124,746,226)		124,746,518

Total Investments - 102.1% (Cost $124,746,226)		124,746,518
Liabilities Less Other Assets - (2.1%)		(2,572,976)
Net Assets - 100.0%		122,173,542

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $23,968,190.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	The rate shown was the current yield as of February 28, 2018.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,884
Aggregate gross unrealized depreciation	(25,885,581)
Net unrealized depreciation	$(25,855,697)
Federal income tax cost	$124,746,226

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(10,353,543)	(16,106,403)	11/6/2018	Bank of America NA	(0.58)%	iShares® MSCI Emerging Markets ETF	(5,816,049)
(32,870,395)	(46,166,741)	11/6/2018	Citibank NA	(0.93)%	iShares® MSCI Emerging Markets ETF	(12,845,199)
(5,560,133)	(5,855,273)	11/6/2019	Credit Suisse International	(0.38)%	iShares® MSCI Emerging Markets ETF	(291,048)
(2,781,978)	(3,045,010)	11/6/2019	Goldman Sachs International	0.52%	iShares® MSCI Emerging Markets ETF	(267,807)
(5,388,963)	(5,371,257)	11/6/2019	Morgan Stanley & Co. International plc	(1.48)%	iShares® MSCI Emerging Markets ETF	29,592
(18,768,143)	(24,308,640)	11/6/2018	Societe Generale	(0.08)%	iShares® MSCI Emerging Markets ETF	(5,599,520)
(19,570,419)	(20,651,627)	11/6/2019	UBS AG	(0.48)%	iShares® MSCI Emerging Markets ETF	(1,065,958)
(95,293,574)	(121,504,951)					(25,855,989)
					Total Appreciation	29,592
					Total Depreciation	(25,885,581)

(1)                   In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)                   Agreements may be terminated at will by either party without penalty.

(3)                   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 84.1%

REPURCHASE AGREEMENTS(a) - 84.1%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $2,607,849 (Cost $2,607,753)	2,607,753	2,607,753

Total Investments - 84.1% (Cost $2,607,753)		2,607,753
Other Assets Less Liabilities - 15.9%		491,229
Net Assets - 100.0%		3,098,982

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,459
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$73,459
Federal income tax cost	$2,607,753

Swap Agreements

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation ($)
(424,530)	(416,328)	11/13/2019	Bank of America NA	(1.38)%	Dow Jones U.S. Oil & GasSM Index	4,096
(542,345)	(512,110)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. Oil & GasSM Index	26,880
(178,058)	(172,050)	11/6/2019	Goldman Sachs International	(1.63)%	Dow Jones U.S. Oil & GasSM Index	4,777
(614,595)	(578,700)	11/13/2019	Morgan Stanley & Co. International plc	(1.58)%	Dow Jones U.S. Oil & GasSM Index	31,696
(253,898)	(248,616)	11/6/2019	Societe Generale	(1.33)%	Dow Jones U.S. Oil & GasSM Index	3,924
(1,178,421)	(1,167,134)	11/6/2019	UBS AG	(1.43)%	Dow Jones U.S. Oil & GasSM Index	2,086
(3,191,847)	(3,094,938)					73,459
					Total Appreciation	73,459

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedule of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 126.2%

REPURCHASE AGREEMENTS(b) - 20.1%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $60,427,140 (Cost $60,424,906)	60,424,906	60,424,906

U.S. TREASURY OBLIGATIONS - 106.1%
U.S. Treasury Bills
1.15%, 3/1/2018(c)	18,000,000	18,000,000
1.20%, 3/8/2018(c)	14,000,000	13,996,835
1.24%, 3/15/2018(c)	21,000,000	20,989,465
1.29%, 3/22/2018(c)	22,000,000	21,982,771
0.93%, 3/29/2018(c)	24,000,000	23,972,443
1.28%, 4/5/2018(c)	14,000,000	13,980,128
1.37%, 4/12/2018(c)	22,000,000	21,961,436
1.41%, 4/19/2018(c)	19,000,000	18,960,497
1.29%, 4/26/2018(c)	16,000,000	15,962,107
1.35%, 5/3/2018(c)	13,000,000	12,965,363
1.44%, 5/10/2018(c)	14,000,000	13,957,669
1.48%, 5/17/2018(c)	14,000,000	13,952,950
0.88%, 5/24/2018(c)	16,000,000	15,940,220
1.43%, 5/31/2018(c)	6,000,000	5,975,392
1.44%, 6/7/2018(c)	7,000,000	6,969,392
1.46%, 6/14/2018(c)	7,000,000	6,966,721
1.49%, 6/21/2018(c)	11,000,000	10,943,876
1.50%, 6/28/2018(c)	6,000,000	5,967,176
1.56%, 7/5/2018(c)	7,000,000	6,958,411
1.56%, 7/12/2018(c)	7,000,000	6,955,777
1.60%, 7/26/2018(c)	6,000,000	5,957,186
1.63%, 8/2/2018(c)	6,000,000	5,955,212
1.75%, 8/9/2018(c)	7,000,000	6,944,746
1.77%, 8/16/2018(c)	10,000,000	9,916,642
1.82%, 8/23/2018(c)	7,000,000	6,939,260
1.82%, 8/30/2018(c)	6,000,000	5,945,021
TOTAL U.S. TREASURY OBLIGATIONS (Cost $319,086,924)		319,016,696

TOTAL SHORT-TERM INVESTMENTS (Cost $379,511,830)		379,441,602

Total Investments - 126.2% (Cost $379,511,830)		379,441,602
Liabilities Less Other Assets - (26.2%)		(78,892,043)
Net Assets - 100.0%		300,549,559

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $38,013,762.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	The rate shown was the current yield as of February 28, 2018.

See accompanying notes to schedule of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$826
Aggregate gross unrealized depreciation	(50,168,512)
Net unrealized depreciation	$(50,167,686)
Federal income tax cost	$379,511,830

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	164	3/16/2018	USD	$22,504,900	$(2,667)

Cash collateral in the amount of $1,046,320 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

Short QQQ® had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(12,580,646)	(26,648,268)	11/6/2018	Bank of America NA	(1.73)%	NASDAQ-100 Index®	(14,164,837)
(99,353,976)	(120,800,409)	11/6/2018	Citibank NA	(1.75)%	NASDAQ-100 Index®	(21,343,706)
(9,452,915)	(10,759,536)	11/6/2019	Credit Suisse International	(1.88)%	NASDAQ-100 Index®	(1,289,665)
(14,640,000)	(17,798,904)	11/6/2019	Deutsche Bank AG	(1.63)%	NASDAQ-100 Index®	(3,122,356)
(17,984,925)	(18,038,518)	11/6/2019	Goldman Sachs International	(1.78)%	NASDAQ-100 Index®	(50,157)
(55,766,049)	(64,631,223)	11/6/2019	Morgan Stanley & Co. International plc	(1.68)%	NASDAQ-100 Index®	—
(2,428,978)	(2,680,989)	11/6/2019	Morgan Stanley & Co. International plc	(1.48)%	PowerShares QQQ TrustSM, Series 1	(241,098)
(3,231,642)	(8,609,056)	11/6/2019	Societe Generale	(2.08)%	NASDAQ-100 Index®	(5,309,746)
(3,529,995)	(8,063,112)	11/6/2018	UBS AG	(1.73)%	NASDAQ-100 Index®	(4,573,226)
(218,969,126)	(278,030,015)					(50,094,791)
					Total Depreciation	(50,094,791)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedule of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 82.5%

REPURCHASE AGREEMENTS(a) - 82.5%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $10,071,133 (Cost $10,070,761)	10,070,761	10,070,761

Total Investments - 82.5% (Cost $10,070,761)		10,070,761
Other Assets Less Liabilities - 17.5%		2,130,381
Net Assets - 100.0%		12,201,142

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$889,804
Aggregate gross unrealized depreciation	(648,756)
Net unrealized appreciation	$241,048
Federal income tax cost	$10,070,761

Swap Agreements

Short Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(1,093,268)	(1,557,953)	11/6/2018	Bank of America NA	(1.81)%	Dow Jones U.S. Real EstateSM Index	(648,756)
(3,753,570)	(3,386,684)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. Real EstateSM Index	342,567
(4,186,105)	(3,776,941)	11/13/2019	Morgan Stanley & Co. International plc	(1.48)%	Dow Jones U.S. Real EstateSM Index	378,957
(1,477,052)	(1,415,187)	11/6/2019	Societe Generale	(1.38)%	Dow Jones U.S. Real EstateSM Index	52,228
(2,173,893)	(2,038,889)	11/6/2019	UBS AG	(1.33)%	Dow Jones U.S. Real EstateSM Index	116,052
(12,683,888)	(12,175,654)					241,048
					Total Appreciation	889,804
					Total Depreciation	(648,756)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedule of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 110.3%

REPURCHASE AGREEMENTS(b) - 24.8%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $78,055,768 (Cost $78,052,881)	78,052,881	78,052,881

U.S. TREASURY OBLIGATIONS - 85.5%
U.S. Treasury Bills
1.14%, 3/1/2018(c)	17,000,000	17,000,000
1.19%, 3/8/2018(c)	13,000,000	12,997,061
1.23%, 3/15/2018(c)	17,000,000	16,991,472
1.28%, 3/22/2018(c)	18,000,000	17,985,904
0.88%, 3/29/2018(c)	22,000,000	21,974,740
1.28%, 4/5/2018(c)	13,000,000	12,981,547
1.39%, 4/12/2018(c)	18,000,000	17,968,447
1.36%, 4/19/2018(c)	15,000,000	14,968,813
1.29%, 4/26/2018(c)	14,000,000	13,966,843
1.33%, 5/3/2018(c)	11,000,000	10,970,692
1.43%, 5/10/2018(c)	11,000,000	10,966,740
1.46%, 5/17/2018(c)	11,000,000	10,963,032
0.94%, 5/24/2018(c)	15,000,000	14,943,956
1.43%, 5/31/2018(c)	6,000,000	5,975,392
1.44%, 6/7/2018(c)	6,000,000	5,973,765
1.46%, 6/14/2018(c)	6,000,000	5,971,475
1.49%, 6/21/2018(c)	10,000,000	9,948,978
1.50%, 6/28/2018(c)	6,000,000	5,967,176
1.56%, 7/5/2018(c)	6,000,000	5,964,353
1.60%, 7/26/2018(c)	5,000,000	4,964,322
1.63%, 8/2/2018(c)	5,000,000	4,962,676
1.75%, 8/9/2018(c)	5,000,000	4,960,533
1.77%, 8/16/2018(c)	8,000,000	7,933,313
1.82%, 8/23/2018(c)	6,000,000	5,947,938
1.82%, 8/30/2018(c)	6,000,000	5,945,021
TOTAL U.S. TREASURY OBLIGATIONS (Cost $269,253,949)		269,194,189

TOTAL SHORT-TERM INVESTMENTS (Cost $347,306,830)		347,247,070

Total Investments - 110.3% (Cost $347,306,830)		347,247,070
Liabilities Less Other Assets - (10.3%)		(32,461,224)
Net Assets - 100.0%		314,785,846

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $90,256,149.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	The rate shown was the current yield as of February 28, 2018.

See accompanying notes to schedule of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,204,323
Aggregate gross unrealized depreciation	(27,976,383)
Net unrealized depreciation	$(22,772,060)
Federal income tax cost	$347,306,830

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	570	3/16/2018	USD	$43,083,450	$1,175,654

Cash collateral in the amount of $2,194,500 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(14,810,313)	(22,302,746)	11/6/2018	Bank of America NA	(1.23)%	Russell 2000® Index	(7,852,938)
(18,811,207)	(19,243,315)	11/6/2019	Citibank NA	(1.13)%	Russell 2000® Index	(439,786)
(10,064,178)	(10,171,104)	11/6/2019	Credit Suisse International	(1.33)%	Russell 2000® Index	(117,077)
(19,840,000)	(20,116,710)	11/6/2019	Deutsche Bank AG	(0.48)%	Russell 2000® Index	(315,276)
(126,344,857)	(122,351,809)	11/6/2019	Goldman Sachs International	(1.13)%	Russell 2000® Index	4,027,970
(14,790,509)	(18,267,873)	11/6/2019	Morgan Stanley & Co. International plc	(1.18)%	Russell 2000® Index	(3,614,952)
(1,159,491)	(1,176,720)	11/6/2019	Morgan Stanley & Co. International plc	(0.98)%	iShares® Russell 2000 ETF	(14,162)
(5,662,799)	(7,755,291)	11/6/2019	Societe Generale	(1.18)%	Russell 2000® Index	(2,158,903)
(37,404,515)	(50,307,712)	11/6/2018	UBS AG	(1.08)%	Russell 2000® Index	(13,402,830)
(248,887,869)	(271,693,280)					(23,887,954)
					Total Appreciation	4,027,970
					Total Depreciation	(27,915,924)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedule of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 125.6%

REPURCHASE AGREEMENTS(b) - 23.5%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $334,485,027 (Cost $334,472,662)	334,472,662	334,472,662

U.S. TREASURY OBLIGATIONS - 102.1%
U.S. Treasury Bills
1.13%, 3/1/2018(c)	82,000,000	82,000,000
1.18%, 3/8/2018(c)	63,000,000	62,985,759
1.24%, 3/15/2018(c)	98,000,000	97,950,836
1.29%, 3/22/2018(c)	100,000,000	99,921,688
0.58%, 3/29/2018(c)	164,000,000	163,811,697
1.20%, 4/5/2018(c)	37,000,000	36,947,481
1.38%, 4/12/2018(c)	102,000,000	101,821,202
1.38%, 4/19/2018(c)	87,000,000	86,819,118
1.29%, 4/26/2018(c)	69,000,000	68,836,585
1.34%, 5/3/2018(c)	56,000,000	55,850,795
1.44%, 5/10/2018(c)	64,000,000	63,806,489
1.48%, 5/17/2018(c)	64,000,000	63,784,913
0.89%, 5/24/2018(c)	76,000,000	75,716,045
1.43%, 5/31/2018(c)	31,000,000	30,872,859
1.44%, 6/7/2018(c)	30,000,000	29,868,823
1.46%, 6/14/2018(c)	32,000,000	31,847,867
1.49%, 6/21/2018(c)	47,000,000	46,760,196
1.50%, 6/28/2018(c)	15,000,000	14,917,940
1.60%, 7/19/2018(c)	41,000,000	40,722,168
1.60%, 7/26/2018(c)	27,000,000	26,807,338
1.63%, 8/2/2018(c)	28,000,000	27,790,988
1.75%, 8/9/2018(c)	32,000,000	31,747,409
1.77%, 8/16/2018(c)	47,000,000	46,608,216
1.82%, 8/23/2018(c)	33,000,000	32,713,656
1.82%, 8/30/2018(c)	31,000,000	30,715,941
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,451,930,548)		1,451,626,009

TOTAL SHORT-TERM INVESTMENTS (Cost $1,786,403,210)		1,786,098,671

Total Investments - 125.6% (Cost $1,786,403,210)		1,786,098,671
Liabilities Less Other Assets - (25.6%)		(363,599,022)
Net Assets - 100.0%		1,422,499,649

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $387,247,443.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of February 28, 2018.

See accompanying notes to schedule of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,222,565
Aggregate gross unrealized depreciation	(224,517,971)
Net unrealized depreciation	$(220,295,406)
Federal income tax cost	$1,786,403,210

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	726	3/16/2018	USD	$98,500,050	$1,536,617

Cash collateral in the amount of $4,631,880 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

Short S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(55,025,535)	(120,469,349)	11/6/2018	Bank of America NA	(1.78)%	S&P 500®	(69,305,478)
(90,710,000)	(87,976,570)	11/6/2018	BNP Paribas SA	(1.83)%	S&P 500®	2,682,263
(141,605,245)	(178,907,984)	11/6/2018	Citibank NA	(1.83)%	S&P 500®	(38,993,229)
(147,378,740)	(157,829,939)	11/6/2019	Credit Suisse International	(1.88)%	S&P 500®	(10,904,186)
(64,200,000)	(65,266,848)	11/6/2019	Deutsche Bank AG	(1.68)%	S&P 500®	(1,130,334)
(221,097,850)	(278,219,596)	11/6/2018	Goldman Sachs International	(1.83)%	S&P 500®	(58,593,393)
(75,795,397)	(87,146,818)	11/6/2019	Morgan Stanley & Co. International plc	(1.78)%	S&P 500®	—
(245,108,825)	(254,517,169)	11/6/2019	Societe Generale	(2.08)%	S&P 500®	(9,638,933)
(59,752,926)	(93,511,769)	11/6/2018	UBS AG	(1.73)%	S&P 500®	(35,644,194)
(1,100,674,518)	(1,323,846,042)					(221,527,484)
					Total Appreciation	2,682,263
					Total Depreciation	(224,209,747)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedule of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 86.8%

REPURCHASE AGREEMENTS(a) - 86.8%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $4,327,685 (Cost $4,327,525)	4,327,525	4,327,525

Total Investments - 86.8% (Cost $4,327,525)		4,327,525
Other Assets Less Liabilities - 13.2%		658,913
Net Assets - 100.0%		4,986,438

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(467,586)
Net unrealized depreciation	$(467,586)
Federal income tax cost	$4,327,525

Swap Agreements

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(1,006,806)	(1,094,118)	11/6/2019	Bank of America NA	(1.50)%	S&P SmallCap 600®	(87,983)
(177,612)	(223,511)	11/6/2019	Citibank NA	(1.63)%	S&P SmallCap 600®	(45,912)
(733,989)	(783,359)	11/6/2019	Credit Suisse International	(1.48)%	S&P SmallCap 600®	(50,662)
(140,000)	(189,560)	11/6/2019	Deutsche Bank AG	(0.68)%	S&P SmallCap 600®	(52,682)
(909,346)	(943,628)	11/6/2019	Morgan Stanley & Co. International plc	(1.03)%	S&P SmallCap 600®	(36,351)
(734,889)	(746,688)	11/6/2019	Societe Generale	(0.98)%	S&P SmallCap 600®	(13,445)
(820,000)	(996,908)	11/6/2018	UBS AG	(1.43)%	S&P SmallCap 600®	(180,551)
(4,522,642)	(4,977,772)					(467,586)
					Total Depreciation	(467,586)

(1)   Agreements may be terminated at will by either party without penalty.

(2)   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedule of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS(a) - 78.9%

U.S. Treasury Bonds
4.50%, 5/15/2038	190,300	232,999
3.50%, 2/15/2039	311,100	333,387
4.25%, 5/15/2039	288,300	342,604
4.50%, 8/15/2039	308,600	379,168
4.38%, 11/15/2039	331,800	401,322
4.63%, 2/15/2040	552,900	691,384
4.38%, 5/15/2040	465,000	563,268
3.88%, 8/15/2040	404,000	456,804
4.25%, 11/15/2040	426,000	507,905
4.75%, 2/15/2041	468,600	597,721
4.38%, 5/15/2041	363,200	441,203
3.75%, 8/15/2041	402,900	447,628
3.13%, 11/15/2041	364,100	366,205
3.13%, 2/15/2042	454,200	456,719
3.00%, 5/15/2042	382,400	376,276
2.75%, 8/15/2042	585,700	550,421
2.75%, 11/15/2042	720,800	676,426
3.13%, 2/15/2043	731,600	733,715
2.88%, 5/15/2043	1,030,000	987,271
3.63%, 8/15/2043	853,800	930,442
3.75%, 11/15/2043	1,029,000	1,144,119
3.63%, 2/15/2044	1,036,600	1,130,056
3.38%, 5/15/2044	1,042,100	1,089,727
3.13%, 8/15/2044	1,042,300	1,043,033
3.00%, 11/15/2044	1,043,200	1,020,054
2.50%, 2/15/2045	1,042,300	923,087
3.00%, 5/15/2045	1,042,200	1,018,506
2.88%, 8/15/2045	1,043,200	994,626
3.00%, 11/15/2045	1,042,100	1,017,676
2.50%, 2/15/2046	967,800	853,932
2.50%, 5/15/2046	968,000	853,353
2.25%, 8/15/2046	968,100	807,456
2.88%, 11/15/2046	967,200	920,049
3.00%, 2/15/2047	968,000	943,951
3.00%, 5/15/2047	967,900	943,476
2.75%, 8/15/2047	968,000	896,761
2.75%, 11/15/2047	958,000	887,647
3.00%, 2/15/2048	394,000	384,304
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,116,946)		27,344,681

SHORT-TERM INVESTMENTS(a) - 17.8%

REPURCHASE AGREEMENTS(b) - 17.8%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $6,163,949 (Cost $6,163,720)	6,163,720	6,163,720

Total Investments - 96.7% (Cost $36,280,666)		33,508,401
Other Assets Less Liabilities - 3.3%		1,160,941
Net Assets - 100.0%		34,669,342

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $22,982.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,270
Aggregate gross unrealized depreciation	(5,925,052)
Net unrealized depreciation	$(5,923,782)
Federal income tax cost	$36,742,248

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	10	6/20/2018	USD	$1,434,375	$1,270

Cash collateral in the amount of $27,500 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
17,067,965	16,174,909	12/6/2018	Bank of America NA	1.32%	ICE U.S. Treasury 20+ Year Bond Index	(956,546)
19,664,781	18,476,225	1/7/2019	Citibank NA	1.43%	ICE U.S. Treasury 20+ Year Bond Index	(1,276,716)
6,573,198	6,138,303	6/6/2019	Morgan Stanley & Co. International plc	1.58%	ICE U.S. Treasury 20+ Year Bond Index	(457,943)
43,305,944	40,789,437					(2,691,205)
					Total Depreciation	(2,691,205)

(1)   Agreements may be terminated at will by either party without penalty.

(2)   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD             U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS(a) - 83.0%

U.S. Treasury Bonds
6.88%, 8/15/2025	143,000	182,336
6.00%, 2/15/2026	294,000	360,954
6.75%, 8/15/2026	141,000	182,738
6.50%, 11/15/2026	188,000	241,066
6.63%, 2/15/2027	128,000	166,470
6.38%, 8/15/2027	143,000	184,727
6.13%, 11/15/2027	345,000	440,064
U.S. Treasury Notes
2.13%, 5/15/2025	2,416,000	2,307,091
2.00%, 8/15/2025	2,414,000	2,280,664
2.25%, 11/15/2025	2,418,000	2,320,147
1.63%, 2/15/2026	2,309,000	2,108,225
1.63%, 5/15/2026	2,311,000	2,103,190
1.50%, 8/15/2026	2,316,000	2,078,791
2.00%, 11/15/2026	2,305,000	2,149,953
2.25%, 2/15/2027	2,308,000	2,193,141
2.38%, 5/15/2027	2,308,000	2,214,057
2.25%, 8/15/2027	2,308,000	2,186,830
2.25%, 11/15/2027	2,308,000	2,183,765
2.75%, 2/15/2028	879,000	870,141
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,740,732)		26,754,350

SHORT-TERM INVESTMENTS(a) - 8.2%

REPURCHASE AGREEMENTS(b) - 8.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $2,645,822 (Cost $2,645,724)	2,645,724	2,645,724

Total Investments - 91.2% (Cost $30,386,456)		29,400,074
Other Assets Less Liabilities - 8.8%		2,823,175
Net Assets - 100.0%		32,223,249

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $148,185.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,927,751)
Net unrealized depreciation	$(3,927,751)
Federal income tax cost	$30,729,704

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	9	6/20/2018	USD	$1,080,422	$(1,841)

Cash collateral in the amount of $9,405 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
15,325,753	14,286,043	1/7/2019	Citibank NA	1.43%	ICE U.S. Treasury 7-10 Year Bond Index	(1,131,380)
23,592,767	22,350,469	3/6/2018	Goldman Sachs International	1.13%	ICE U.S. Treasury 7-10 Year Bond Index	(1,464,900)
38,918,520	36,636,512					(2,596,280)
					Total Depreciation	(2,596,280)

(1)   Agreements may be terminated at will by either party without penalty.

(2)   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 87.6%

Chemicals - 71.7%
Air Products & Chemicals, Inc.	22,290	3,584,009
Albemarle Corp.	11,300	1,134,859
Ashland Global Holdings, Inc.	6,355	450,061
Axalta Coating Systems Ltd.*	22,424	690,659
Cabot Corp.	6,336	381,300
Celanese Corp., Series A	13,871	1,399,029
CF Industries Holdings, Inc.	23,854	983,739
Chemours Co. (The)	18,936	899,649
DowDuPont, Inc.	239,309	16,823,423
Eastman Chemical Co.	14,700	1,485,876
Ecolab, Inc.	26,592	3,468,926
FMC Corp.	13,731	1,077,609
GCP Applied Technologies, Inc.*	7,326	225,275
HB Fuller Co.	5,148	259,408
Huntsman Corp.	21,601	697,064
Ingevity Corp.*	4,306	322,562
International Flavors & Fragrances, Inc.	8,076	1,140,735
LyondellBasell Industries NV, Class A	33,080	3,579,918
Minerals Technologies, Inc.	3,617	248,488
Monsanto Co.	44,929	5,542,891
Mosaic Co. (The)	35,755	941,072
NewMarket Corp.	946	395,343
Olin Corp.	17,003	552,598
Platform Specialty Products Corp.*	22,021	229,899
PolyOne Corp.	8,264	341,386
PPG Industries, Inc.	26,025	2,926,251
Praxair, Inc.	29,280	4,384,680
RPM International, Inc.	13,657	679,709
Scotts Miracle-Gro Co. (The)	4,182	375,711
Sensient Technologies Corp.	4,446	319,890
Trinseo SA	4,477	356,369
Valvoline, Inc.	20,722	474,741
Westlake Chemical Corp.	3,697	400,237
WR Grace & Co.	6,930	458,627
		57,231,993
Metals & Mining - 15.0%
Alcoa Corp.	17,592	791,112
Allegheny Technologies, Inc.*	12,872	333,513
Carpenter Technology Corp.	4,788	243,901
Commercial Metals Co.	11,847	287,882
Compass Minerals International, Inc.	3,460	208,638
Freeport-McMoRan, Inc.*	137,681	2,560,867
Newmont Mining Corp.	54,544	2,083,581
Nucor Corp.	32,513	2,126,350
Reliance Steel & Aluminum Co.	7,457	672,398
Royal Gold, Inc.	6,694	540,674
Steel Dynamics, Inc.	24,233	1,120,776
United States Steel Corp.	17,862	777,176
Worthington Industries, Inc.	4,572	202,265
		11,949,133
Oil, Gas & Consumable Fuels - 0.1%
CONSOL Energy, Inc.*	2,647	83,883

Paper & Forest Products - 0.8%
Domtar Corp.	6,412	287,001
KapStone Paper and Packaging Corp.	8,924	311,359
		598,360
TOTAL COMMON STOCKS (Cost $70,589,069)		69,863,369

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 7.2%

REPURCHASE AGREEMENTS(b) - 7.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $5,749,685 (Cost $5,749,473)	5,749,473	5,749,473

Total Investments - 94.8% (Cost $76,338,542)		75,612,842
Other Assets Less Liabilities - 5.2%		4,182,508
Net Assets - 100.0%		79,795,350

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $9,248,899.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,844,739
Aggregate gross unrealized depreciation	(3,576,929)
Net unrealized depreciation	$(1,732,190)
Federal income tax cost	$77,296,995

Swap Agreements

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
186,522	122,916	11/6/2019	Bank of America NA	1.83%	Dow Jones U.S. Basic MaterialsSM Index	(76,054)
1,609,587	1,577,158	11/6/2019	Bank of America NA	1.40%	iShares® U.S. Basic Materials ETF	(56,686)
1,798,492	1,816,886	11/6/2019	Citibank NA	1.78%	Dow Jones U.S. Basic MaterialsSM Index	20,115
26,074,963	26,379,742	11/13/2019	Credit Suisse International	2.18%	Dow Jones U.S. Basic MaterialsSM Index	315,453
397,777	403,405	11/6/2019	Goldman Sachs International	1.98%	Dow Jones U.S. Basic MaterialsSM Index	5,772
561,030	571,459	11/13/2019	Goldman Sachs International	1.51%	iShares® U.S. Basic Materials ETF	7,928
11,809,863	11,986,409	11/13/2019	Morgan Stanley & Co. International plc	1.78%	iShares® U.S. Basic Materials ETF	126,649
22,260,505	22,346,374	11/13/2019	Morgan Stanley & Co. International plc	2.18%	Dow Jones U.S. Basic MaterialsSM Index	107,546
24,955,870	24,571,660	11/6/2019	Societe Generale	1.98%	Dow Jones U.S. Basic MaterialsSM Index	(375,971)
400,596	284,226	11/6/2019	UBS AG	1.93%	Dow Jones U.S. Basic MaterialsSM Index	(122,789)
90,055,205	90,060,235					(48,037)
					Total Appreciation	583,463
					Total Depreciation	(631,500)

(1)   Agreements may be terminated at will by either party without penalty.

(2)   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.6%

Auto Components - 3.5%
Adient plc	341	21,162
Aptiv plc	975	89,047
Autoliv, Inc.	318	45,614
BorgWarner, Inc.	726	35,632
Cooper Tire & Rubber Co.	187	5,862
Dana, Inc.	531	14,109
Delphi Technologies plc	326	15,567
Gentex Corp.	1,041	23,641
Goodyear Tire & Rubber Co. (The)	904	26,162
Lear Corp.	248	46,269
Tenneco, Inc.	189	9,932
Visteon Corp.*	113	13,994
		346,991
Automobiles - 5.6%
Ford Motor Co.	14,290	151,617
General Motors Co.	4,680	184,158
Harley-Davidson, Inc.	616	27,954
Tesla, Inc.*	487	167,070
Thor Industries, Inc.	178	22,962
		553,761
Beverages - 16.2%
Brown-Forman Corp., Class A	222	15,096
Brown-Forman Corp., Class B	717	50,039
Coca-Cola Co. (The)	14,042	606,895
Constellation Brands, Inc., Class A	631	135,968
Dr Pepper Snapple Group, Inc.	662	76,957
Molson Coors Brewing Co., Class B	678	51,698
Monster Beverage Corp.*	1,507	95,499
PepsiCo, Inc.	5,209	571,584
		1,603,736
Commercial Services & Supplies - 0.1%
Herman Miller, Inc.	219	7,862
HNI Corp.	159	5,880
		13,742
Distributors - 1.2%
Genuine Parts Co.	538	49,410
LKQ Corp.*	1,132	44,691
Pool Corp.	148	20,429
		114,530
Diversified Financial Services - 0.3%
Leucadia National Corp.	1,149	27,565

Food & Staples Retailing - 0.2%
US Foods Holding Corp.*	525	17,530

Food Products - 12.2%
Archer-Daniels-Midland Co.	2,050	85,116
B&G Foods, Inc.	242	6,703
Bunge Ltd.	515	38,846
Campbell Soup Co.	705	30,350
Conagra Brands, Inc.	1,497	54,087
Darling Ingredients, Inc.*	604	10,987
Dean Foods Co.	334	2,896
Flowers Foods, Inc.	677	14,041
General Mills, Inc.	2,082	105,245
Hain Celestial Group, Inc. (The)*	382	13,286
Hershey Co. (The)	517	50,800
Hormel Foods Corp.	986	32,006
Ingredion, Inc.	264	34,489
JM Smucker Co. (The)	417	52,667
Kellogg Co.	910	60,242
Kraft Heinz Co. (The)	2,184	146,437
Lamb Weston Holdings, Inc.	535	28,938
Lancaster Colony Corp.	71	8,402
McCormick & Co., Inc. (Non-Voting)	441	47,090
Mondelez International, Inc., Class A	5,472	240,221
Pinnacle Foods, Inc.	435	23,473
Post Holdings, Inc.*	244	18,490
Snyder’s-Lance, Inc.	316	15,762
TreeHouse Foods, Inc.*	209	7,946
Tyson Foods, Inc., Class A	1,091	81,149
		1,209,669
Household Durables - 3.9%
DR Horton, Inc.	1,252	52,459
Helen of Troy Ltd.*	99	8,915
Leggett & Platt, Inc.	481	20,904
Lennar Corp., Class A	996	56,343
Lennar Corp., Class B	48	2,178
Mohawk Industries, Inc.*	231	55,412
Newell Brands, Inc.	1,793	46,062
NVR, Inc.*	12	34,118
PulteGroup, Inc.	989	27,761
Tempur Sealy International, Inc.*	170	8,403
Toll Brothers, Inc.	540	23,668
Tupperware Brands Corp.	185	9,074
Whirlpool Corp.	264	42,882
		388,179
Household Products - 12.3%
Church & Dwight Co., Inc.	916	45,058
Clorox Co. (The)	473	61,055
Colgate-Palmolive Co.	3,218	221,945
Energizer Holdings, Inc.	221	12,040
Kimberly-Clark Corp.	1,287	142,754
Procter & Gamble Co. (The)	9,331	732,670
Spectrum Brands Holdings, Inc.	87	8,588
		1,224,110
Leisure Products - 1.0%
Brunswick Corp.	323	18,476
Hasbro, Inc.	416	39,757
Mattel, Inc.	1,257	19,986
Polaris Industries, Inc.	214	24,394
		102,613
Machinery - 1.7%
Middleby Corp. (The)*	205	24,651
Snap-on, Inc.	208	33,118
Stanley Black & Decker, Inc.	563	89,624
WABCO Holdings, Inc.*	186	25,662
		173,055
Personal Products - 2.0%
Avon Products, Inc.*	1,612	4,239
Coty, Inc., Class A	1,731	33,443
Edgewell Personal Care Co.*	206	10,331
Estee Lauder Cos., Inc. (The), Class A	820	113,521
Herbalife Ltd.*	228	20,999
Nu Skin Enterprises, Inc., Class A	181	12,742
		195,275
Software - 3.9%
Activision Blizzard, Inc.	2,768	202,424
Electronic Arts, Inc.*	1,126	139,286

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Take-Two Interactive Software, Inc.*	416	46,538
		388,248
Textiles, Apparel & Luxury Goods - 7.1%
Carter’s, Inc.	173	20,186
Deckers Outdoor Corp.*	118	11,160
Hanesbrands, Inc.	1,335	25,899
Lululemon Athletica, Inc.*	351	28,466
Michael Kors Holdings Ltd.*	557	35,052
NIKE, Inc., Class B	4,811	322,481
PVH Corp.	284	40,976
Ralph Lauren Corp.	203	21,486
Skechers U.S.A., Inc., Class A*	489	20,010
Steven Madden Ltd.*	194	8,517
Tapestry, Inc.	1,040	52,946
Under Armour, Inc., Class A*	680	11,274
Under Armour, Inc., Class C*	676	10,174
VF Corp.	1,200	89,484
Wolverine World Wide, Inc.	351	10,277
		708,388
Tobacco - 10.4%
Altria Group, Inc.	6,988	439,895
Philip Morris International, Inc.	5,690	589,199
		1,029,094
TOTAL COMMON STOCKS (Cost $8,758,017)		8,096,486

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 9.8%

REPURCHASE AGREEMENTS(b) - 9.8%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $967,713 (Cost $967,677)	967,677	967,677

Total Investments - 91.4% (Cost $9,725,694)		9,064,163
Other Assets Less Liabilities - 8.6%		856,384
Net Assets - 100.0%		9,920,547

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,681,034.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$426,953
Aggregate gross unrealized depreciation	(887,738)
Net unrealized depreciation	$(460,785)
Federal income tax cost	$9,747,826

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
101,465	57,606	11/13/2019	Bank of America NA	1.83%	Dow Jones U.S. Consumer GoodsSM Index	(31,578)
352,545	397,799	11/13/2019	Bank of America NA	1.43%	iShares® U.S. Consumer Goods ETF	40,610
3,259,730	3,320,996	11/13/2019	Citibank NA	1.78%	Dow Jones U.S. Consumer GoodsSM Index	66,983
74,498	75,899	11/13/2019	Credit Suisse International	2.18%	Dow Jones U.S. Consumer GoodsSM Index	1,477
2,098,022	2,091,158	11/13/2019	Deutsche Bank AG	1.93%	Dow Jones U.S. Consumer GoodsSM Index	(6,565)
647,096	655,182	11/6/2019	Goldman Sachs International	1.98%	Dow Jones U.S. Consumer GoodsSM Index	8,779
564,950	575,568	11/13/2019	Morgan Stanley & Co. International plc	2.08%	Dow Jones U.S. Consumer GoodsSM Index	11,369
1,862,021	1,932,394	11/13/2019	Morgan Stanley & Co. International plc	1.68%	iShares® U.S. Consumer Goods ETF	63,053
790,538	803,195	11/13/2019	Societe Generale	1.98%	Dow Jones U.S. Consumer GoodsSM Index	13,742
1,792,838	1,828,478	11/6/2018	UBS AG	1.93%	Dow Jones U.S. Consumer GoodsSM Index	55,008
11,543,703	11,738,275					222,878
					Total Appreciation	261,021
					Total Depreciation	(38,143)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD         U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 84.0%

Airlines - 3.0%
Alaska Air Group, Inc.	707	45,601
Allegiant Travel Co.	72	11,974
American Airlines Group, Inc.	2,449	132,858
Delta Air Lines, Inc.	3,771	203,257
JetBlue Airways Corp.*	1,844	38,816
Southwest Airlines Co.	3,139	181,560
Spirit Airlines, Inc.*	399	15,896
United Continental Holdings, Inc.*	1,448	98,160
		728,122
Commercial Services & Supplies - 0.5%
Copart, Inc.*	1,156	54,113
KAR Auction Services, Inc.	778	42,074
Rollins, Inc.	551	27,699
		123,886
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc.*	349	16,071
Bright Horizons Family Solutions, Inc.*	304	29,053
Graham Holdings Co., Class B	27	15,663
Grand Canyon Education, Inc.*	277	27,188
H&R Block, Inc.	1,202	30,447
Service Corp. International	1,078	40,350
ServiceMaster Global Holdings, Inc.*	776	39,855
Sotheby’s*	214	9,882
		208,509
Electronic Equipment, Instruments & Components - 0.1%
Dolby Laboratories, Inc., Class A	342	22,076

Food & Staples Retailing - 9.8%
Casey’s General Stores, Inc.	220	24,708
Costco Wholesale Corp.	2,513	479,732
CVS Health Corp.	5,824	394,460
Kroger Co. (The)	5,114	138,692
Rite Aid Corp.*	6,117	12,050
Sprouts Farmers Market, Inc.*	712	18,341
Sysco Corp.	2,756	164,395
United Natural Foods, Inc.*	292	12,460
Walgreens Boots Alliance, Inc.	4,992	343,899
Walmart, Inc.	8,416	757,524
		2,346,261
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	928	88,308
Cardinal Health, Inc.	1,809	125,201
Chemed Corp.	92	23,886
McKesson Corp.	1,199	178,927
		416,322
Hotels, Restaurants & Leisure - 12.4%
Aramark	1,409	58,769
Bloomin’ Brands, Inc.	525	12,122
Brinker International, Inc.	266	9,158
Carnival Corp.	2,345	156,904
Cheesecake Factory, Inc. (The)	245	11,390
Chipotle Mexican Grill, Inc.*	143	45,533
Choice Hotels International, Inc.	208	16,463
Cracker Barrel Old Country Store, Inc.	138	21,542
Darden Restaurants, Inc.	711	65,547
Domino’s Pizza, Inc.	251	55,825
Dunkin’ Brands Group, Inc.	519	31,083
Extended Stay America, Inc.	1,106	22,153
Hilton Grand Vacations, Inc.*	370	15,969
Hilton Worldwide Holdings, Inc.	1,163	93,959
Hyatt Hotels Corp., Class A*	289	22,331
Jack in the Box, Inc.	169	15,224
Las Vegas Sands Corp.	2,091	152,246
Marriott International, Inc., Class A	1,761	248,671
Marriott Vacations Worldwide Corp.	136	19,108
McDonald’s Corp.	4,584	723,080
MGM Resorts International	2,930	100,294
Norwegian Cruise Line Holdings Ltd.*	1,025	58,323
Royal Caribbean Cruises Ltd.	985	124,701
Six Flags Entertainment Corp.	448	28,712
Starbucks Corp.	8,181	467,135
Texas Roadhouse, Inc.	376	20,778
Vail Resorts, Inc.	232	47,762
Wendy’s Co. (The)	1,044	16,652
Wyndham Worldwide Corp.	583	67,500
Wynn Resorts Ltd.	461	77,217
Yum Brands, Inc.	1,938	157,714
		2,963,865
Internet & Direct Marketing Retail - 21.0%
Amazon.com, Inc.*	2,300	3,478,635
Booking Holdings, Inc.*	280	569,531
Expedia, Inc.	707	74,355
Groupon, Inc.*	2,280	9,759
Liberty Expedia Holdings, Inc., Class A*	313	12,288
Liberty Interactive Corp. QVC Group, Class A*	2,730	78,815
Liberty Ventures, Series A*	468	25,047
Netflix, Inc.*	2,488	724,954
Shutterfly, Inc.*	189	14,502
TripAdvisor, Inc.*	623	24,970
Wayfair, Inc., Class A*	241	18,658
		5,031,514
Internet Software & Services - 0.1%
Yelp, Inc.*	438	19,079

IT Services - 0.0%(b)
Acxiom Corp.*	455	12,453

Media - 17.4%
AMC Networks, Inc., Class A*	290	15,245
Cable One, Inc.	27	18,386
CBS Corp., Class A	43	2,269
CBS Corp. (Non-Voting), Class B	2,085	110,442
Charter Communications, Inc., Class A*	1,115	381,252
Cinemark Holdings, Inc.	609	25,919
Comcast Corp., Class A	26,818	971,080
Discovery Communications, Inc., Class A*	885	21,523
Discovery Communications, Inc., Class C*	1,168	26,841
DISH Network Corp., Class A*	1,310	54,614
Interpublic Group of Cos., Inc. (The)	2,234	52,276
John Wiley & Sons, Inc., Class A	256	16,448
Liberty Broadband Corp., Class A*	151	13,194
Liberty Broadband Corp., Class C*	880	77,334
Liberty Global plc, Class A*	1,271	39,579

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Liberty Global plc, Class C*	3,424	102,823
Liberty Latin America Ltd., Class A*	280	5,796
Liberty Latin America Ltd., Class C*	660	13,497
Liberty Media Corp.-Liberty Formula One, Class A*	147	4,641
Liberty Media Corp.-Liberty Formula One, Class C*	1,158	38,133
Liberty Media Corp.-Liberty SiriusXM, Class A*	484	20,304
Liberty Media Corp.-Liberty SiriusXM, Class C*	977	40,799
Lions Gate Entertainment Corp., Class A	370	10,449
Lions Gate Entertainment Corp., Class B*	637	17,097
Live Nation Entertainment, Inc.*	770	34,496
Madison Square Garden Co. (The), Class A*	95	23,199
Meredith Corp.	227	13,007
New York Times Co. (The), Class A	724	17,448
News Corp., Class A	2,202	35,518
News Corp., Class B	700	11,480
Nexstar Media Group, Inc., Class A	262	18,720
Omnicom Group, Inc.	1,325	101,005
Scripps Networks Interactive, Inc., Class A	552	49,603
Sinclair Broadcast Group, Inc., Class A	437	14,771
Sirius XM Holdings, Inc.	8,456	53,104
TEGNA, Inc.	1,237	15,908
Time Warner, Inc.	4,477	416,182
Tribune Media Co., Class A	417	17,376
Twenty-First Century Fox, Inc., Class A	6,060	223,129
Twenty-First Century Fox, Inc., Class B	2,525	91,960
Viacom, Inc., Class A	48	1,877
Viacom, Inc., Class B	2,029	67,647
Walt Disney Co. (The)	8,684	895,841
		4,182,212
Multiline Retail - 2.9%
Big Lots, Inc.	244	13,713
Dillard’s, Inc., Class A	121	9,868
Dollar General Corp.	1,498	141,696
Dollar Tree, Inc.*	1,363	139,898
JC Penney Co., Inc.*	1,789	7,746
Kohl’s Corp.	969	64,041
Macy’s, Inc.	1,751	51,497
Nordstrom, Inc.	671	34,429
Target Corp.	3,125	235,656
		698,544
Professional Services - 0.8%
Dun & Bradstreet Corp. (The)	212	26,509
IHS Markit Ltd.*	2,089	98,287
Nielsen Holdings plc	1,925	62,813
		187,609
Road & Rail - 0.1%
Avis Budget Group, Inc.*	412	18,614

Specialty Retail - 13.2%
Aaron’s, Inc.	358	16,543
Advance Auto Parts, Inc.	425	48,556
American Eagle Outfitters, Inc.	967	18,634
AutoNation, Inc.*	341	17,122
AutoZone, Inc.*	158	105,026
Bed Bath & Beyond, Inc.	824	17,667
Best Buy Co., Inc.	1,462	105,907
Burlington Stores, Inc.*	392	48,075
CarMax, Inc.*	1,048	64,892
Dick’s Sporting Goods, Inc.	475	15,209
Five Below, Inc.*	317	21,191
Foot Locker, Inc.	713	32,734
GameStop Corp., Class A	582	9,132
Gap, Inc. (The)	1,252	39,538
Home Depot, Inc. (The)	6,714	1,223,761
L Brands, Inc.	1,420	70,049
Lithia Motors, Inc., Class A	138	14,337
Lowe’s Cos., Inc.	4,788	428,957
Murphy USA, Inc.*	186	13,970
Office Depot, Inc.	2,960	7,785
O’Reilly Automotive, Inc.*	489	119,409
Ross Stores, Inc.	2,217	173,126
Sally Beauty Holdings, Inc.*	738	12,428
Signet Jewelers Ltd.	348	17,497
Tiffany & Co.	587	59,310
TJX Cos., Inc. (The)	3,658	302,443
Tractor Supply Co.	722	46,879
Ulta Beauty, Inc.*	336	68,326
Urban Outfitters, Inc.*	461	16,269
Williams-Sonoma, Inc.	447	23,137
		3,157,909
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc.*	389	20,582

TOTAL COMMON STOCKS (Cost $20,827,772)		20,137,557

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 1.6%

REPURCHASE AGREEMENTS(c) - 1.6%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $380,856 (Cost $380,842)	380,842	380,842

Total Investments - 85.6% (Cost $21,208,614)		20,518,399
Other Assets Less Liabilities - 14.4%		3,440,085
Net Assets - 100.0%		23,958,484

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,699,134.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,949,951
Aggregate gross unrealized depreciation	(1,820,522)
Net unrealized appreciation	$2,129,429
Federal income tax cost	$21,277,051

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
144,878	65,426	11/6/2019	Bank of America NA	1.88%	Dow Jones U.S. Consumer ServicesSM Index	(83,807)
2,522,977	3,126,779	11/13/2019	Bank of America NA	1.47%	iShares® U.S. Consumer Services ETF	586,699
1,984,429	2,240,909	11/6/2019	Citibank NA	1.78%	Dow Jones U.S. Consumer ServicesSM Index	255,237
9,586,750	10,835,131	11/6/2019	Credit Suisse International	2.18%	Dow Jones U.S. Consumer ServicesSM Index	1,235,385
724,421	818,050	11/6/2019	Deutsche Bank AG	1.88%	Dow Jones U.S. Consumer ServicesSM Index	92,936
546,836	617,513	11/6/2019	Goldman Sachs International	1.98%	Dow Jones U.S. Consumer ServicesSM Index	69,973
668,046	758,963	11/6/2019	Goldman Sachs International	1.51%	iShares® U.S. Consumer Services ETF	87,800
448,281	665,606	11/6/2018	Morgan Stanley & Co. International plc	1.68%	iShares® U.S. Consumer Services ETF	211,813
2,412,365	2,732,782	11/6/2019	Morgan Stanley & Co. International plc	2.03%	Dow Jones U.S. Consumer ServicesSM Index	317,597
588,888	605,094	11/6/2019	Societe Generale	1.98%	Dow Jones U.S. Consumer ServicesSM Index	15,679
5,240,242	5,340,098	11/6/2019	UBS AG	1.93%	Dow Jones U.S. Consumer ServicesSM Index	98,769
24,868,113	27,806,351					2,888,081
					Total Appreciation	2,971,888
					Total Depreciation	(83,807)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD     U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 68.7%

Aerospace & Defense - 9.4%
Boeing Co. (The)	91,394	33,103,821
United Technologies Corp.	91,394	12,314,427
		45,418,248
Banks - 2.2%
JPMorgan Chase & Co.	91,394	10,556,007

Beverages - 0.8%
Coca-Cola Co. (The)	91,394	3,950,049

Capital Markets - 5.0%
Goldman Sachs Group, Inc. (The)	91,394	24,030,225

Chemicals - 1.3%
DowDuPont, Inc.	91,394	6,424,998

Communications Equipment - 0.8%
Cisco Systems, Inc.	91,394	4,092,623

Consumer Finance - 1.8%
American Express Co.	91,394	8,911,829

Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	91,394	4,363,150

Food & Staples Retailing - 1.7%
Walmart, Inc.	91,394	8,226,374

Health Care Providers & Services - 4.3%
UnitedHealth Group, Inc.	91,394	20,669,667

Hotels, Restaurants & Leisure - 3.0%
McDonald’s Corp.	91,394	14,416,490

Household Products - 1.5%
Procter & Gamble Co. (The)	91,394	7,176,257

Industrial Conglomerates - 4.7%
3M Co.	91,394	21,524,201
General Electric Co.	91,394	1,289,569
		22,813,770
Insurance - 2.6%
Travelers Cos., Inc. (The)	91,394	12,703,766

IT Services - 5.3%
International Business Machines Corp.	91,394	14,241,927
Visa, Inc., Class A	91,394	11,235,978
		25,477,905
Machinery - 2.9%
Caterpillar, Inc.	91,394	14,132,254

Media - 2.0%
Walt Disney Co. (The)	91,394	9,428,205

Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.	91,394	10,228,816
Exxon Mobil Corp.	91,394	6,922,182
		17,150,998
Pharmaceuticals - 4.2%
Johnson & Johnson	91,394	11,870,253
Merck & Co., Inc.	91,394	4,955,383
Pfizer, Inc.	91,394	3,318,516
		20,144,152
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	91,394	4,504,810

Software - 1.8%
Microsoft Corp.	91,394	8,570,015

Specialty Retail - 3.4%
Home Depot, Inc. (The)	91,394	16,658,385

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	91,394	16,279,099

Textiles, Apparel & Luxury Goods - 1.3%
NIKE, Inc., Class B	91,394	6,126,140

TOTAL COMMON STOCKS (Cost $303,207,854)		332,225,416

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 15.2%

REPURCHASE AGREEMENTS(b) - 15.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $73,328,354 (Cost $73,325,643)	73,325,643	73,325,643

Total Investments - 83.9% (Cost $376,533,497)		405,551,059
Other Assets Less Liabilities - 16.1%		78,107,615
Net Assets - 100.0%		483,658,674

See accompanying notes to schedules of portfolio investments.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $42,367,117.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,785,430
Aggregate gross unrealized depreciation	(8,484,869)
Net unrealized appreciation	$82,300,561
Federal income tax cost	$377,093,197

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	25	3/16/2018	USD	$3,128,375	$73,897

Cash collateral in the amount of $145,750 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation ($)
27,491,269	32,470,834	11/6/2019	Bank of America NA	2.13%	Dow Jones Industrial AverageSM	5,079,902
28,895,821	41,386,282	11/6/2018	Citibank NA	2.00%	Dow Jones Industrial AverageSM	13,049,637
28,547,527	33,360,853	11/6/2019	Credit Suisse International	2.18%	Dow Jones Industrial AverageSM	5,012,914
54,310,000	55,904,067	11/6/2019	Deutsche Bank AG	1.93%	Dow Jones Industrial AverageSM	1,653,704
37,923,192	41,397,305	11/6/2018	Goldman Sachs International	1.98%	Dow Jones Industrial AverageSM	3,643,438
42,000,000	46,884,685	11/6/2018	Goldman Sachs International	1.83%	SPDR® Dow Jones Industrial AverageSM ETF Trust	4,534,026
139,544,068	145,808,806	11/6/2019	Morgan Stanley & Co. International plc	1.96%	SPDR® Dow Jones Industrial AverageSM ETF Trust	5,601,333
19,037,732	22,130,150	11/6/2019	Societe Generale	2.23%	Dow Jones Industrial AverageSM	3,117,912
201,296,015	212,607,365	11/6/2018	UBS AG	2.08%	Dow Jones Industrial AverageSM	12,075,936
579,045,624	631,950,347					53,768,802
					Total Appreciation	53,768,802

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.3%

Banks - 27.3%
Associated Banc-Corp.	24,804	612,659
BancorpSouth Bank	12,339	388,678
Bank of America Corp.	1,424,806	45,736,273
Bank of Hawaii Corp.	6,238	511,578
Bank of the Ozarks, Inc.	17,835	889,788
BankUnited, Inc.	15,690	631,052
BB&T Corp.	115,877	6,297,915
BOK Financial Corp.	3,653	345,026
Cathay General Bancorp	11,159	458,189
Chemical Financial Corp.	10,453	576,901
CIT Group, Inc.	19,280	1,022,804
Citigroup, Inc.	388,352	29,316,692
Citizens Financial Group, Inc.	72,263	3,142,718
Comerica, Inc.	25,545	2,483,485
Commerce Bancshares, Inc.	13,793	796,822
Cullen/Frost Bankers, Inc.	8,443	877,988
East West Bancorp, Inc.	21,231	1,391,692
Fifth Third Bancorp	103,636	3,425,170
First Citizens BancShares, Inc., Class A	1,278	520,274
First Financial Bankshares, Inc.	9,727	447,442
First Horizon National Corp.	47,676	908,228
First Republic Bank	23,171	2,150,269
FNB Corp.	47,475	665,599
Fulton Financial Corp.	25,723	465,586
Glacier Bancorp, Inc.	11,457	445,677
Hancock Holding Co.	12,512	646,870
Home BancShares, Inc.	23,219	533,805
Huntington Bancshares, Inc.	158,769	2,492,673
IBERIABANK Corp.	7,913	639,370
International Bancshares Corp.	7,959	307,615
Investors Bancorp, Inc.	37,325	503,887
JPMorgan Chase & Co.	509,634	58,862,727
KeyCorp	157,955	3,337,589
M&T Bank Corp.	22,108	4,196,983
MB Financial, Inc.	12,313	504,956
PacWest Bancorp	18,939	987,479
People’s United Financial, Inc.	50,858	973,422
Pinnacle Financial Partners, Inc.	10,834	699,335
PNC Financial Services Group, Inc. (The)	69,886	11,018,227
Popular, Inc.	14,992	629,814
Prosperity Bancshares, Inc.	10,206	765,450
Regions Financial Corp.	170,376	3,306,998
Signature Bank*	7,885	1,152,708
Sterling Bancorp	33,006	767,389
SunTrust Banks, Inc.	69,919	4,883,143
SVB Financial Group*	7,746	1,928,599
Synovus Financial Corp.	17,563	865,856
TCF Financial Corp.	25,253	563,142
Texas Capital Bancshares, Inc.*	7,289	657,468
Trustmark Corp.	9,949	310,807
UMB Financial Corp.	6,446	470,558
Umpqua Holdings Corp.	32,345	689,272
United Bankshares, Inc.	15,421	547,446
US Bancorp	231,558	12,587,493
Valley National Bancorp	38,683	482,377
Webster Financial Corp.	13,523	738,085
Wells Fargo & Co.	650,948	38,021,873
Western Alliance Bancorp*	14,254	833,289
Wintrust Financial Corp.	8,213	694,081
Zions Bancorp	29,338	1,612,710
		262,722,001
Capital Markets - 12.7%
Affiliated Managers Group, Inc.	8,164	1,545,935
Ameriprise Financial, Inc.	21,728	3,399,128
Bank of New York Mellon Corp. (The)	150,408	8,577,768
BGC Partners, Inc., Class A	35,071	463,639
BlackRock, Inc.	18,133	9,962,814
Cboe Global Markets, Inc.	16,665	1,866,647
Charles Schwab Corp. (The)	175,245	9,291,490
CME Group, Inc.	49,982	8,305,009
E*TRADE Financial Corp.*	39,759	2,076,613
Eaton Vance Corp.	17,342	917,912
Evercore, Inc., Class A	5,672	527,780
FactSet Research Systems, Inc.	5,744	1,167,066
Federated Investors, Inc., Class B	13,930	453,839
Financial Engines, Inc.	9,301	311,583
Franklin Resources, Inc.	48,001	1,856,199
Goldman Sachs Group, Inc. (The)	51,524	13,547,205
Intercontinental Exchange, Inc.	85,929	6,279,691
Invesco Ltd.	59,791	1,945,599
Janus Henderson Group plc	26,493	936,263
Lazard Ltd., Class A	19,061	1,028,722
Legg Mason, Inc.	12,558	501,190
LPL Financial Holdings, Inc.	13,248	851,449
MarketAxess Holdings, Inc.	5,520	1,117,248
Moody’s Corp.	24,420	4,075,210
Morgan Stanley	204,469	11,454,353
MSCI, Inc.	13,228	1,872,027
Nasdaq, Inc.	17,090	1,380,017
Northern Trust Corp.	31,546	3,339,775
Raymond James Financial, Inc.	18,877	1,750,087
S&P Global, Inc.	37,454	7,183,677
SEI Investments Co.	19,197	1,398,118
State Street Corp.	54,469	5,781,884
Stifel Financial Corp.	10,055	642,213
T. Rowe Price Group, Inc.	35,591	3,982,633
TD Ameritrade Holding Corp.	39,970	2,298,275
Waddell & Reed Financial, Inc., Class A	12,246	244,920
		122,333,978
Consumer Finance - 3.1%
Ally Financial, Inc.	65,185	1,818,661
American Express Co.	105,817	10,318,216
Capital One Financial Corp.	71,199	6,972,518
Credit Acceptance Corp.*	1,872	589,100
Discover Financial Services	53,373	4,207,394
LendingClub Corp.*	54,843	172,755
Navient Corp.	38,631	500,658
PRA Group, Inc.*	6,634	254,082
SLM Corp.*	63,436	692,087
Synchrony Financial	108,050	3,931,939
		29,457,410
Diversified Financial Services - 6.2%
Berkshire Hathaway, Inc., Class B*	282,656	58,566,323
Voya Financial, Inc.	26,395	1,346,673
		59,912,996
Equity Real Estate Investment Trusts (REITs) - 13.3%
Acadia Realty Trust	12,294	296,039
Alexander & Baldwin, Inc.	9,910	217,921
Alexandria Real Estate Equities, Inc.	14,862	1,802,909

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
American Campus Communities, Inc.	20,039	731,023
American Homes 4 Rent, Class A	36,980	709,646
American Tower Corp.	62,991	8,776,536
Apartment Investment & Management Co., Class A	23,063	891,616
Apple Hospitality REIT, Inc.	30,795	523,207
AvalonBay Communities, Inc.	20,282	3,164,398
Boston Properties, Inc.	22,666	2,694,307
Brandywine Realty Trust	25,774	403,621
Brixmor Property Group, Inc.	44,783	695,928
Camden Property Trust	13,611	1,084,933
CBL & Associates Properties, Inc.	25,130	116,352
Colony NorthStar, Inc., Class A	80,128	623,396
Columbia Property Trust, Inc.	17,596	366,525
CoreCivic, Inc.	17,361	360,935
CoreSite Realty Corp.	5,022	471,315
Corporate Office Properties Trust	14,630	365,165
Cousins Properties, Inc.	61,689	514,486
Crown Castle International Corp.	59,672	6,567,500
CubeSmart	26,568	712,288
CyrusOne, Inc.	13,408	669,059
DCT Industrial Trust, Inc.	13,679	757,133
DDR Corp.	44,920	350,376
DiamondRock Hospitality Co.	29,422	302,458
Digital Realty Trust, Inc.	30,175	3,036,812
Douglas Emmett, Inc.	23,405	836,729
Duke Realty Corp.	52,310	1,295,719
EastGroup Properties, Inc.	5,056	409,688
Education Realty Trust, Inc.	11,127	346,495
EPR Properties	9,414	542,529
Equinix, Inc.	11,491	4,505,621
Equity Commonwealth*	18,226	536,209
Equity LifeStyle Properties, Inc.	12,901	1,091,554
Equity Residential	53,977	3,035,127
Essex Property Trust, Inc.	9,699	2,170,927
Extra Space Storage, Inc.	18,494	1,572,915
Federal Realty Investment Trust	10,656	1,214,145
First Industrial Realty Trust, Inc.	17,602	493,384
Forest City Realty Trust, Inc., Class A	39,178	833,316
Four Corners Property Trust, Inc.	8,988	197,376
Gaming and Leisure Properties, Inc.	29,337	975,749
GEO Group, Inc. (The)	18,217	388,022
GGP, Inc.	91,704	1,941,374
Gramercy Property Trust	23,600	510,940
HCP, Inc.	68,903	1,491,061
Healthcare Realty Trust, Inc.	18,343	487,007
Healthcare Trust of America, Inc., Class A	30,093	747,811
Highwoods Properties, Inc.	15,165	652,247
Hospitality Properties Trust	24,139	614,096
Host Hotels & Resorts, Inc.	108,699	2,017,453
Hudson Pacific Properties, Inc.	22,811	720,143
Iron Mountain, Inc.	41,338	1,300,493
JBG SMITH Properties	13,716	447,827
Kilroy Realty Corp.	14,451	984,113
Kimco Realty Corp.	62,520	935,299
Kite Realty Group Trust	12,277	185,874
Lamar Advertising Co., Class A	12,340	820,240
LaSalle Hotel Properties	16,629	407,909
Lexington Realty Trust	31,808	253,192
Liberty Property Trust	21,654	850,136
Life Storage, Inc.	6,836	537,036
Macerich Co. (The)	15,921	938,384
Mack-Cali Realty Corp.	13,196	222,880
Medical Properties Trust, Inc.	53,488	655,763
Mid-America Apartment Communities, Inc.	16,690	1,432,336
National Health Investors, Inc.	6,101	395,772
National Retail Properties, Inc.	22,334	831,718
Omega Healthcare Investors, Inc.	29,093	741,290
Outfront Media, Inc.	20,361	417,604
Paramount Group, Inc.	29,973	418,123
Park Hotels & Resorts, Inc.	23,660	614,923
Pebblebrook Hotel Trust	10,128	344,453
Physicians Realty Trust	26,324	378,276
Piedmont Office Realty Trust, Inc., Class A	21,205	380,842
PotlatchDeltic Corp.	8,818	451,041
Prologis, Inc.	78,153	4,742,324
Public Storage	21,985	4,274,763
Quality Care Properties, Inc.*	13,778	170,709
Rayonier, Inc.	18,939	643,737
Realty Income Corp.	41,389	2,035,511
Regency Centers Corp.	21,734	1,262,963
Retail Properties of America, Inc., Class A	33,357	398,950
RLJ Lodging Trust	25,667	508,463
Ryman Hospitality Properties, Inc.	7,519	518,510
Sabra Health Care REIT, Inc.	26,179	441,901
SBA Communications Corp.*	17,265	2,715,267
Senior Housing Properties Trust	34,903	528,431
Simon Property Group, Inc.	45,656	7,008,653
SL Green Realty Corp.	13,631	1,321,116
Spirit Realty Capital, Inc.	66,962	522,304
STORE Capital Corp.	24,278	578,787
Sun Communities, Inc.	11,655	1,020,512
Sunstone Hotel Investors, Inc.	33,099	477,619
Tanger Factory Outlet Centers, Inc.	13,883	309,869
Taubman Centers, Inc.	8,918	521,346
UDR, Inc.	39,300	1,321,266
Uniti Group, Inc.*	24,224	371,838
Urban Edge Properties	15,547	335,504
Ventas, Inc.	52,311	2,527,667
VEREIT, Inc.	143,086	980,139
Vornado Realty Trust	25,325	1,683,353
Washington Prime Group, Inc.	27,285	178,717
Washington REIT	11,526	291,377
Weingarten Realty Investors	17,542	475,914
Welltower, Inc.	54,398	2,855,895
Weyerhaeuser Co.	110,868	3,883,706
WP Carey, Inc.	15,703	940,924
Xenia Hotels & Resorts, Inc.	15,676	308,347
		127,935,427
Insurance - 11.2%
Aflac, Inc.	57,746	5,132,464
Alleghany Corp.*	2,268	1,374,748
Allstate Corp. (The)	52,705	4,862,563
American Financial Group, Inc.	10,094	1,138,603
American International Group, Inc.	132,039	7,571,116
AmTrust Financial Services, Inc.	13,820	165,425
Aon plc	36,706	5,150,586
Arch Capital Group Ltd.*	19,222	1,696,149
Arthur J Gallagher & Co.	26,556	1,835,285
Aspen Insurance Holdings Ltd.	8,725	317,590
Assurant, Inc.	7,904	675,555
Assured Guaranty Ltd.	17,251	596,540
Athene Holding Ltd., Class A*	11,917	562,602
Axis Capital Holdings Ltd.	12,221	602,984

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Brighthouse Financial, Inc.*	14,074	763,796
Brown & Brown, Inc.	16,994	894,564
Chubb Ltd.	68,184	9,676,673
Cincinnati Financial Corp.	21,929	1,635,684
CNO Financial Group, Inc.	24,640	555,386
Erie Indemnity Co., Class A	2,714	313,928
Everest Re Group Ltd.	6,032	1,449,128
First American Financial Corp.	16,262	943,684
FNF Group	40,073	1,600,115
Genworth Financial, Inc., Class A*	73,315	199,417
Hanover Insurance Group, Inc. (The)	6,226	671,848
Hartford Financial Services Group, Inc. (The)	52,394	2,769,023
Kemper Corp.	7,180	404,952
Lincoln National Corp.	32,143	2,448,332
Loews Corp.	40,540	1,999,838
Markel Corp.*	2,054	2,284,048
Marsh & McLennan Cos., Inc.	74,960	6,223,179
Mercury General Corp.	5,365	244,859
MetLife, Inc.	154,561	7,139,173
Old Republic International Corp.	36,036	721,801
Primerica, Inc.	6,498	633,555
Principal Financial Group, Inc.	39,443	2,458,482
ProAssurance Corp.	7,842	374,848
Progressive Corp. (The)	85,426	4,918,829
Prudential Financial, Inc.	62,277	6,621,291
Reinsurance Group of America, Inc.	9,459	1,454,700
RenaissanceRe Holdings Ltd.	5,879	754,158
RLI Corp.	5,695	346,256
Torchmark Corp.	15,769	1,346,200
Travelers Cos., Inc. (The)	40,200	5,587,800
Unum Group	32,958	1,679,540
Validus Holdings Ltd.	11,671	789,426
White Mountains Insurance Group Ltd.	524	422,789
Willis Towers Watson plc	19,394	3,062,313
WR Berkley Corp.	14,132	966,346
XL Group Ltd.	37,603	1,590,983
		107,629,154
IT Services - 6.0%
Mastercard, Inc., Class A	136,422	23,977,531
Visa, Inc., Class A	266,361	32,746,421
Western Union Co. (The)	67,460	1,337,057
		58,061,009
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp.	57,473	1,031,066
Annaly Capital Management, Inc.	170,314	1,708,249
Blackstone Mortgage Trust, Inc., Class A	15,514	481,710
Chimera Investment Corp.	27,580	462,241
Invesco Mortgage Capital, Inc.	16,388	251,883
MFA Financial, Inc.	58,302	415,110
New Residential Investment Corp.	48,820	787,467
Starwood Property Trust, Inc.	38,335	776,284
Two Harbors Investment Corp.	25,628	376,475
		6,290,485
Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A*	44,374	2,074,485
Howard Hughes Corp. (The)*	5,709	731,837
Jones Lang LaSalle, Inc.	6,663	1,070,144
Realogy Holdings Corp.	19,773	505,200
		4,381,666
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	20,298	253,522
Essent Group Ltd.*	12,144	547,573
MGIC Investment Corp.*	54,428	750,562
New York Community Bancorp, Inc.	71,833	978,365
Radian Group, Inc.	31,661	649,684
Washington Federal, Inc.	12,807	444,403
		3,624,109
TOTAL COMMON STOCKS (Cost $588,766,471)		782,348,235

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 12.9%

REPURCHASE AGREEMENTS(b) - 12.9%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $123,808,460 (Cost $123,803,883)	123,803,883	123,803,883

Total Investments - 94.2% (Cost $712,570,354)		906,152,118
Other Assets Less Liabilities - 5.8%		55,325,665
Net Assets - 100.0%		961,477,783

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $217,504,662.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$265,786,084
Aggregate gross unrealized depreciation	(25,850,696)
Net unrealized appreciation	$239,935,388
Federal income tax cost	$711,440,897

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation ($)
50,408,559	53,207,454	11/6/2019	Bank of America NA	1.70%	iShares® U.S. Financials ETF	2,540,046
134,232,198	152,225,144	11/6/2018	Bank of America NA	2.13%	Dow Jones U.S. FinancialsSM Index(3)	18,213,618
54,681,394	57,005,236	11/6/2019	Citibank NA	2.18%	Dow Jones U.S. FinancialsSM Index(3)	2,350,686
2,025,344	2,414,451	11/13/2019	Credit Suisse International	2.18%	Dow Jones U.S. FinancialsSM Index(3)	393,580
232,951,967	235,309,254	11/13/2019	Deutsche Bank AG	1.93%	Dow Jones U.S. FinancialsSM Index(3)	2,438,357
27,078,017	28,718,009	11/13/2019	Goldman Sachs International	1.98%	Dow Jones U.S. FinancialsSM Index(3)	1,665,104
41,038,111	42,544,876	11/13/2019	Morgan Stanley & Co. International plc	2.18%	Dow Jones U.S. FinancialsSM Index(3)	1,525,130
164,130,570	165,155,927	11/13/2019	Morgan Stanley & Co. International plc	1.78%	iShares® U.S. Financials ETF	311,673
190,579,577	200,445,963	11/6/2019	Societe Generale	2.33%	Dow Jones U.S. FinancialsSM Index(3)	9,977,439
201,221,170	206,815,707	11/6/2019	UBS AG	2.13%	Dow Jones U.S. FinancialsSM Index(3)	5,808,534
1,098,346,907	1,143,842,021					45,224,167
					Total Appreciation	45,224,167

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 50

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 48.8%

REPURCHASE AGREEMENTS(a) - 48.8%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $31,456,552 (Cost $31,455,388)	31,455,388	31,455,388

Total Investments - 48.8% (Cost $31,455,388)		31,455,388
Other Assets Less Liabilities - 51.2%		32,956,287
Net Assets - 100.0%		64,411,675

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,322,971
Aggregate gross unrealized depreciation	(3,128,606)
Net unrealized appreciation	$2,194,365
Federal income tax cost	$31,455,388

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
29,317,561	31,312,127	11/6/2018	Bank of America NA	1.68%	iShares® China Large-Cap ETF	1,830,884
10,000	9,679	11/6/2019	Citibank NA	0.73%	iShares® China Large-Cap ETF	(322)
47,027,998	48,570,607	11/6/2019	Credit Suisse International	1.33%	iShares® China Large-Cap ETF	1,404,887
22,976,936	22,182,605	11/6/2019	Goldman Sachs International	(0.02)%	iShares® China Large-Cap ETF	(784,449)
2,213,812	98,220	11/6/2019	Morgan Stanley & Co. International plc	(0.12)%	iShares® China Large-Cap ETF	(2,117,987)
323,586	102,189	11/6/2019	Societe Generale	1.08%	iShares® China Large-Cap ETF	(225,848)
24,930,024	27,063,705	11/6/2019	UBS AG	0.58%	iShares® China Large-Cap ETF	2,087,200
126,799,917	129,339,132					2,194,365
					Total Appreciation	5,322,971
					Total Depreciation	(3,128,606)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra FTSE Europe

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 72.4%

REPURCHASE AGREEMENTS(a) - 72.4%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $9,215,514 (Cost $9,215,174)	9,215,174	9,215,174

Total Investments - 72.4% (Cost $9,215,174)		9,215,174
Other Assets Less Liabilities - 27.6%		3,505,263
Net Assets - 100.0%		12,720,437

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,586
Aggregate gross unrealized depreciation	(310,743)
Net unrealized depreciation	$(105,157)
Federal income tax cost	$9,215,174

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
2,293,035	2,267,586	11/6/2019	Bank of America NA	1.63%	Vanguard® FTSE Europe ETF Shares	(35,357)
1,788,812	1,783,366	11/6/2019	Citibank NA	1.68%	Vanguard® FTSE Europe ETF Shares	(14,519)
9,998,000	10,144,113	11/6/2019	Credit Suisse International	1.38%	Vanguard® FTSE Europe ETF Shares	108,217
2,086,399	2,083,938	11/6/2019	Goldman Sachs International	1.28%	Vanguard® FTSE Europe ETF Shares	(9,862)
210,982	104,909	11/6/2019	Morgan Stanley & Co. International plc	1.88%	Vanguard® FTSE Europe ETF Shares	(112,748)
238,098	105,321	11/6/2019	Societe Generale	1.58%	Vanguard® FTSE Europe ETF Shares	(138,257)
8,810,232	8,947,743	11/6/2019	UBS AG	1.58%	Vanguard® FTSE Europe ETF Shares	97,369
25,425,558	25,436,976					(105,157)
					Total Appreciation	205,586
					Total Depreciation	(310,743)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD        U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Gold Miners

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS(a) - 74.5%

VanEck Vectors Gold Miners ETF (Cost $7,171,859)	304,192	6,494,499

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 8.2%

REPURCHASE AGREEMENTS(b) - 8.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $714,799 (Cost $714,773)	714,773	714,773

Total Investments - 82.7% (Cost $7,886,632)		7,209,272
Other Assets Less Liabilities - 17.3%		1,512,674
Net Assets - 100.0%		8,721,946

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,581,098.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,726,988)
Net unrealized depreciation	$(1,726,988)
Federal income tax cost	$7,897,309

Swap Agreements(1)

Ultra Gold Miners had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Depreciation ($)
1,072,568	815,086	1/7/2019	Bank of America NA	2.08%	VanEck Vectors Gold Miners ETF	(287,142)
4,045,275	3,813,562	1/7/2019	Goldman Sachs International	2.03%	VanEck Vectors Gold Miners ETF	(258,915)
2,645,299	2,493,776	1/7/2019	Morgan Stanley & Co. International plc	2.08%	VanEck Vectors Gold Miners ETF	(171,934)
1,904,904	1,758,584	1/7/2019	Societe Generale	2.08%	VanEck Vectors Gold Miners ETF	(181,041)
2,192,751	2,067,150	1/7/2019	UBS AG	2.03%	VanEck Vectors Gold Miners ETF	(139,919)
11,860,797	10,948,158					(1,038,951)
					Total Depreciation	(1,038,951)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 87.7%

Biotechnology - 20.5%
AbbVie, Inc.	46,957	5,439,029
ACADIA Pharmaceuticals, Inc.*	2,890	72,004
Agios Pharmaceuticals, Inc.*	1,401	112,626
Alexion Pharmaceuticals, Inc.*	6,581	772,938
Alkermes plc*	4,530	258,572
Alnylam Pharmaceuticals, Inc.*	2,404	288,865
Amgen, Inc.	21,383	3,929,554
Biogen, Inc.*	6,228	1,799,830
BioMarin Pharmaceutical, Inc.*	5,173	419,892
Bioverativ, Inc.*	3,186	333,511
Bluebird Bio, Inc.*	1,444	290,244
Celgene Corp.*	23,192	2,020,487
Clovis Oncology, Inc.*	1,444	83,853
Exact Sciences Corp.*	3,527	157,340
Exelixis, Inc.*	8,279	213,598
Gilead Sciences, Inc.	38,479	3,029,452
Incyte Corp.*	5,160	439,426
Intercept Pharmaceuticals, Inc.*	525	31,358
Intrexon Corp.*	1,953	25,428
Ionis Pharmaceuticals, Inc.*	3,676	194,166
Juno Therapeutics, Inc.*	2,556	221,784
Ligand Pharmaceuticals, Inc.*	622	94,476
Myriad Genetics, Inc.*	2,040	66,137
Neurocrine Biosciences, Inc.*	2,607	220,109
OPKO Health, Inc.*	10,711	36,310
Portola Pharmaceuticals, Inc.*	1,922	81,339
Radius Health, Inc.*	1,195	45,518
Regeneron Pharmaceuticals, Inc.*	2,269	727,078
Seattle Genetics, Inc.*	3,068	165,672
TESARO, Inc.*	1,121	61,913
Ultragenyx Pharmaceutical, Inc.*	1,283	61,340
United Therapeutics Corp.*	1,273	147,477
Vertex Pharmaceuticals, Inc.*	7,450	1,236,924
		23,078,250
Commercial Services & Supplies - 0.1%
Healthcare Services Group, Inc.	2,158	98,038

Health Care Equipment & Supplies - 18.7%
Abbott Laboratories	51,273	3,093,300
ABIOMED, Inc.*	1,237	331,739
Align Technology, Inc.*	2,126	558,118
Baxter International, Inc.	14,766	1,000,987
Becton Dickinson and Co.	7,806	1,733,088
Boston Scientific Corp.*	40,450	1,102,667
Cooper Cos., Inc. (The)	1,442	332,410
Danaher Corp.	18,032	1,763,169
DENTSPLY SIRONA, Inc.	6,766	379,302
DexCom, Inc.*	2,560	143,718
Edwards Lifesciences Corp.*	6,234	833,299
Haemonetics Corp.*	1,556	110,320
Halyard Health, Inc.*	1,378	68,046
Hill-Rom Holdings, Inc.	1,939	162,217
Hologic, Inc.*	8,121	315,338
IDEXX Laboratories, Inc.*	2,569	480,994
Integra LifeSciences Holdings Corp.*	1,872	98,711
Intuitive Surgical, Inc.*	3,301	1,407,711
Masimo Corp.*	1,400	122,542
Medtronic plc	39,873	3,185,454
NuVasive, Inc.*	1,501	72,588
ResMed, Inc.	4,180	398,229
STERIS plc	2,505	228,706
Stryker Corp.	9,481	1,537,439
Teleflex, Inc.	1,327	331,524
Varian Medical Systems, Inc.*	2,699	322,099
West Pharmaceutical Services, Inc.	2,187	190,750
Zimmer Biomet Holdings, Inc.	5,964	693,315
		20,997,780
Health Care Providers & Services - 16.1%
Acadia Healthcare Co., Inc.*	2,406	91,669
Aetna, Inc.	9,606	1,700,838
Anthem, Inc.	7,563	1,780,179
Brookdale Senior Living, Inc.*	5,491	35,856
Centene Corp.*	5,081	515,315
Cigna Corp.	7,263	1,422,749
DaVita, Inc.*	4,459	321,137
Encompass Health Corp.	2,908	154,880
Envision Healthcare Corp.*	3,564	137,214
Express Scripts Holding Co.*	16,684	1,258,808
HCA Healthcare, Inc.	8,343	828,043
Henry Schein, Inc.*	4,623	305,996
Humana, Inc.	4,208	1,143,819
Laboratory Corp. of America Holdings*	2,999	517,927
LifePoint Health, Inc.*	1,161	53,522
Magellan Health, Inc.*	708	71,437
MEDNAX, Inc.*	2,759	151,690
Molina Healthcare, Inc.*	1,295	93,629
Owens & Minor, Inc.	1,804	29,604
Patterson Cos., Inc.	2,426	76,613
Quest Diagnostics, Inc.	4,015	413,746
Tenet Healthcare Corp.*	2,379	49,007
UnitedHealth Group, Inc.	28,546	6,455,963
Universal Health Services, Inc., Class B	2,581	294,750
WellCare Health Plans, Inc.*	1,311	254,216
		18,158,607
Life Sciences Tools & Services - 4.5%
Bio-Rad Laboratories, Inc., Class A*	595	160,674
Bio-Techne Corp.	1,104	156,039
Bruker Corp.	2,979	91,306
Charles River Laboratories International, Inc.*	1,395	148,721
Illumina, Inc.*	4,301	980,714
IQVIA Holdings, Inc.*	4,289	421,738
PRA Health Sciences, Inc.*	1,475	123,900
Syneos Health, Inc.*	1,660	69,554
Thermo Fisher Scientific, Inc.	11,812	2,463,747
Waters Corp.*	2,343	479,472
		5,095,865
Pharmaceuticals - 27.8%
Akorn, Inc.*	2,763	46,805
Allergan plc	9,797	1,510,893
Bristol-Myers Squibb Co.	48,212	3,191,634
Catalent, Inc.*	3,914	163,410
Eli Lilly & Co.	28,540	2,198,151
Endo International plc*	5,920	37,326
Horizon Pharma plc*	4,828	70,392
Impax Laboratories, Inc.*	2,183	44,533
Jazz Pharmaceuticals plc*	1,766	255,717
Johnson & Johnson	79,137	10,278,314
Mallinckrodt plc*	2,799	46,687
Medicines Co. (The)*	1,890	57,872

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Merck & Co., Inc.	80,569	4,368,451
Mylan NV*	15,797	636,935
Nektar Therapeutics*	4,639	401,552
Pacira Pharmaceuticals, Inc.*	1,195	37,403
Perrigo Co. plc	3,858	314,273
Pfizer, Inc.	175,584	6,375,455
Prestige Brands Holdings, Inc.*	1,562	52,796
Zoetis, Inc.	14,354	1,160,664
		31,249,263
TOTAL COMMON STOCKS (Cost $103,862,515)		98,677,803

Number of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(c)(d) (Cost $—)	5,189	5,760

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 8.6%

REPURCHASE AGREEMENTS(e) - 8.6%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $9,659,655 (Cost $9,659,298)	9,659,298	9,659,298

Total Investments - 96.3% (Cost $113,521,813)		108,342,861
Other Assets Less Liabilities - 3.7%		4,185,852
Net Assets - 100.0%		112,528,713

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $4,521,076.

(b)         Represents less than 0.05% of net assets.

(c)          Security fair valued as of February 28, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2018 amounted to $5,760, which represents approximately 0.01% of net assets of the Fund.

(d)         Illiquid security.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR                     Contingent Value Rights — No defined expiration

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,101,644
Aggregate gross unrealized depreciation	(8,922,634)
Net unrealized depreciation	$(1,820,990)
Federal income tax cost	$113,551,750

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
405,794	308,160	11/13/2019	Bank of America NA	1.53%	iShares® U.S. Healthcare ETF	(99,982)
46,409,824	47,140,888	11/13/2019	Bank of America NA	1.93%	Dow Jones U.S. Health CareSM Index(3)	735,538
6,399,398	6,648,462	11/6/2018	Citibank NA	1.78%	Dow Jones U.S. Health CareSM Index(3)	250,917
8,891,315	9,193,315	11/13/2019	Credit Suisse International	2.18%	Dow Jones U.S. Health CareSM Index(3)	300,131
176,175	181,804	11/13/2019	Goldman Sachs International	1.98%	Dow Jones U.S. Health CareSM Index(3)	5,614
12,081,168	12,524,477	11/6/2018	Goldman Sachs International	1.51%	iShares® U.S. Healthcare ETF	392,965
3,216,416	3,325,664	11/13/2019	Morgan Stanley & Co. International plc	2.28%	Dow Jones U.S. Health CareSM Index(3)	106,426
5,407,612	5,371,710	11/13/2019	Morgan Stanley & Co. International plc	1.83%	iShares® U.S. Healthcare ETF	(63,983)
30,030,241	31,907,874	11/6/2019	Societe Generale	2.23%	Dow Jones U.S. Health CareSM Index(3)	1,850,800
10,410,393	10,323,787	11/13/2019	UBS AG	1.93%	Dow Jones U.S. Health CareSM Index(3)	(90,527)
123,428,336	126,926,141					3,387,899
					Total Appreciation	3,642,391
					Total Depreciation	(254,492)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 73.0%

iShares iBoxx $ High Yield Corporate Bond ETF (Cost $2,370,425)	27,163	2,340,907

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 10.7%

REPURCHASE AGREEMENTS(a) - 10.7%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $344,750 (Cost $344,737)	344,737	344,737

Total Investments - 83.7% (Cost $2,715,162)		2,685,644
Other Assets Less Liabilities - 16.3%		523,207
Net Assets - 100.0%		3,208,851

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,396
Aggregate gross unrealized depreciation	(29,518)
Net unrealized appreciation	$35,878
Federal income tax cost	$2,715,162

Swap Agreements(1)

Ultra High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation ($)
1,001,019	1,008,380	11/6/2019	Citibank NA	1.33%	iShares® iBoxx $High Yield Corporate Bond ETF	3,697
2,398,467	2,413,969	11/6/2019	Credit Suisse International	(0.17)%	iShares® iBoxx $High Yield Corporate Bond ETF	17,604
627,615	678,782	11/2/2018	Goldman Sachs International	1.23%	iShares® iBoxx $High Yield Corporate Bond ETF	44,095
4,027,101	4,101,131					65,396
					Total Appreciation	65,396

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 83.4%

Aerospace & Defense - 18.1%
Arconic, Inc.	3,028	73,853
Boeing Co. (The)	4,002	1,449,564
BWX Technologies, Inc.	710	44,702
Curtiss-Wright Corp.	315	42,519
Esterline Technologies Corp.*	189	13,967
General Dynamics Corp.	1,985	441,563
Harris Corp.	852	133,040
HEICO Corp.	232	19,859
HEICO Corp., Class A	408	29,580
Hexcel Corp.	642	43,194
Huntington Ingalls Industries, Inc.	325	85,153
KLX, Inc.*	368	24,906
L3 Technologies, Inc.	559	116,020
Lockheed Martin Corp.	1,783	628,400
Moog, Inc., Class A*	231	19,365
Northrop Grumman Corp.	1,244	435,450
Orbital ATK, Inc.	412	54,409
Raytheon Co.	2,067	449,593
Rockwell Collins, Inc.	1,164	160,306
Spirit AeroSystems Holdings, Inc., Class A	827	75,497
Teledyne Technologies, Inc.*	253	47,045
Textron, Inc.	1,883	112,698
TransDigm Group, Inc.	345	99,467
United Technologies Corp.	5,309	715,335
		5,315,485
Air Freight & Logistics - 4.1%
CH Robinson Worldwide, Inc.	997	93,080
Expeditors International of Washington, Inc.	1,270	82,499
FedEx Corp.	1,764	434,667
United Parcel Service, Inc., Class B	4,912	512,862
XPO Logistics, Inc.*	711	69,984
		1,193,092
Building Products - 2.3%
Allegion plc	679	57,111
AO Smith Corp.	1,042	66,886
Armstrong World Industries, Inc.*	378	22,793
Fortune Brands Home & Security, Inc.	1,101	66,787
Johnson Controls International plc	6,616	243,932
Lennox International, Inc.	269	55,045
Masco Corp.	2,249	92,479
Owens Corning	795	64,633
USG Corp.*	637	21,289
		690,955
Chemicals - 0.8%
Sherwin-Williams Co. (The)	588	236,129

Commercial Services & Supplies - 2.1%
Brink’s Co. (The)	361	26,534
Cintas Corp.	616	105,127
Clean Harbors, Inc.*	370	18,474
Covanta Holding Corp.	937	14,008
Deluxe Corp.	344	24,424
MSA Safety, Inc.	242	19,512
Republic Services, Inc.	1,625	109,167
Stericycle, Inc.*	610	38,229
Tetra Tech, Inc.	398	19,482
Waste Management, Inc.	2,856	246,530
		621,487
Construction & Engineering - 1.0%
AECOM*	1,127	40,020
Chicago Bridge & Iron Co. NV	725	12,659
EMCOR Group, Inc.	420	32,050
Fluor Corp.	1,000	56,900
Jacobs Engineering Group, Inc.	858	52,389
KBR, Inc.	1,001	15,155
MasTec, Inc.*	479	24,405
Quanta Services, Inc.*	1,106	38,091
Valmont Industries, Inc.	162	23,830
		295,499
Construction Materials - 0.9%
Eagle Materials, Inc.	348	34,880
Martin Marietta Materials, Inc.	449	91,564
Summit Materials, Inc., Class A*	779	24,640
Vulcan Materials Co.	946	111,373
		262,457
Containers & Packaging - 3.0%
AptarGroup, Inc.	445	39,792
Avery Dennison Corp.	632	74,671
Ball Corp.	2,503	99,995
Bemis Co., Inc.	649	28,614
Berry Global Group, Inc.*	937	50,973
Crown Holdings, Inc.*	960	47,846
Graphic Packaging Holding Co.	2,215	33,912
International Paper Co.	2,952	175,910
Owens-Illinois, Inc.*	1,165	25,117
Packaging Corp. of America	675	80,460
Sealed Air Corp.	1,290	54,657
Silgan Holdings, Inc.	529	15,050
Sonoco Products Co.	711	34,107
WestRock Co.	1,820	119,683
		880,787
Electrical Equipment - 3.7%
Acuity Brands, Inc.	301	42,917
AMETEK, Inc.	1,652	125,122
Eaton Corp. plc	3,150	254,205
Emerson Electric Co.	4,588	326,023
EnerSys	301	20,977
Generac Holdings, Inc.*	444	19,749
Hubbell, Inc.	391	51,241
Regal Beloit Corp.	317	22,919
Rockwell Automation, Inc.	919	166,155
Sensata Technologies Holding NV*	1,224	64,701
		1,094,009
Electronic Equipment, Instruments & Components - 4.0%
Amphenol Corp., Class A	2,183	199,504
Anixter International, Inc.*	207	15,639
Arrow Electronics, Inc.*	629	51,314
Avnet, Inc.	865	36,936
Belden, Inc.	302	21,964
Cognex Corp.	1,238	66,493
Coherent, Inc.*	176	36,812
FLIR Systems, Inc.	991	48,658
IPG Photonics Corp.*	268	65,832
Itron, Inc.*	244	17,080
Jabil, Inc.	1,263	34,215
Keysight Technologies, Inc.*	1,325	62,288
Littelfuse, Inc.	177	36,728
National Instruments Corp.	766	38,729
TE Connectivity Ltd.	2,514	259,168
Trimble, Inc.*	1,800	68,274

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Universal Display Corp.	299	38,810
VeriFone Systems, Inc.*	802	13,313
Vishay Intertechnology, Inc.	943	17,351
Zebra Technologies Corp., Class A*	380	52,493
		1,181,601
Industrial Conglomerates - 10.0%
3M Co.	4,266	1,004,686
Carlisle Cos., Inc.	443	45,589
General Electric Co.	61,996	874,763
Honeywell International, Inc.	5,446	822,945
Roper Technologies, Inc.	732	201,366
		2,949,349
Internet Software & Services - 0.3%
CoStar Group, Inc.*	258	88,269

IT Services - 11.3%
Accenture plc, Class A	4,418	711,342
Alliance Data Systems Corp.	344	82,890
Automatic Data Processing, Inc.	3,170	365,564
Booz Allen Hamilton Holding Corp.	1,042	39,523
Broadridge Financial Solutions, Inc.	833	83,617
Conduent, Inc.*	1,414	26,725
Convergys Corp.	661	15,342
CoreLogic, Inc.*	589	26,799
Euronet Worldwide, Inc.*	377	31,996
Fidelity National Information Services, Inc.	2,387	231,969
First Data Corp., Class A*	3,160	49,359
Fiserv, Inc.*	1,490	213,651
FleetCor Technologies, Inc.*	640	127,955
Genpact Ltd.	1,090	34,193
Global Payments, Inc.	1,138	129,038
Jack Henry & Associates, Inc.	552	64,750
MAXIMUS, Inc.	466	31,213
Paychex, Inc.	2,286	148,887
PayPal Holdings, Inc.*	8,077	641,395
Sabre Corp.	1,491	34,248
Square, Inc., Class A*	1,922	88,508
Total System Services, Inc.	1,196	105,188
WEX, Inc.*	285	42,622
		3,326,774
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	2,301	157,826
Mettler-Toledo International, Inc.*	183	112,768
PerkinElmer, Inc.	788	60,156
		330,750
Machinery - 11.4%
Actuant Corp., Class A	428	9,716
AGCO Corp.	471	31,369
Allison Transmission Holdings, Inc.	963	38,164
Barnes Group, Inc.	353	21,289
Caterpillar, Inc.	4,253	657,641
Colfax Corp.*	704	22,380
Crane Co.	361	33,324
Cummins, Inc.	1,115	187,510
Deere & Co.	2,287	367,910
Donaldson Co., Inc.	929	44,090
Dover Corp.	1,114	111,511
Flowserve Corp.	934	39,555
Fortive Corp.	2,187	167,962
Graco, Inc.	1,204	53,397
Hillenbrand, Inc.	451	19,799
IDEX Corp.	546	74,693
Illinois Tool Works, Inc.	2,204	355,814
Ingersoll-Rand plc	1,786	158,597
ITT, Inc.	629	31,563
Kennametal, Inc.	579	23,855
Lincoln Electric Holdings, Inc.	442	38,693
Mueller Industries, Inc.	413	10,940
Nordson Corp.	363	48,667
Oshkosh Corp.	537	42,385
PACCAR, Inc.	2,514	179,977
Parker-Hannifin Corp.	952	169,903
Pentair plc	1,181	81,123
Terex Corp.	571	23,708
Timken Co. (The)	488	21,374
Toro Co. (The)	770	48,949
Trinity Industries, Inc.	1,085	35,414
Wabtec Corp.	611	49,699
Welbilt, Inc.*	997	19,751
Woodward, Inc.	394	27,907
Xylem, Inc.	1,284	95,761
		3,344,390
Marine - 0.1%
Kirby Corp.*	384	28,800

Multi-Utilities - 0.1%
MDU Resources Group, Inc.	1,396	36,701

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	1,036	29,526

Professional Services - 1.3%
Equifax, Inc.	858	96,954
FTI Consulting, Inc.*	271	12,924
ManpowerGroup, Inc.	474	56,150
Robert Half International, Inc.	896	51,135
TransUnion*	1,069	61,008
Verisk Analytics, Inc.*	1,111	113,533
		391,704
Road & Rail - 5.7%
CSX Corp.	6,389	343,217
Genesee & Wyoming, Inc., Class A*	441	30,663
JB Hunt Transport Services, Inc.	612	72,565
Kansas City Southern	740	76,249
Landstar System, Inc.	300	32,640
Norfolk Southern Corp.	2,046	284,558
Old Dominion Freight Line, Inc.	489	67,932
Ryder System, Inc.	379	27,428
Union Pacific Corp.	5,627	732,917
		1,668,169
Trading Companies & Distributors - 1.9%
Air Lease Corp.	686	29,958
Applied Industrial Technologies, Inc.	277	19,501
Fastenal Co.	2,055	112,450
GATX Corp.	274	18,889
HD Supply Holdings, Inc.*	1,334	48,357
MRC Global, Inc.*	675	11,158
MSC Industrial Direct Co., Inc., Class A	318	27,819
NOW, Inc.*	770	7,307
United Rentals, Inc.*	604	105,754

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Univar, Inc.*	816	23,509
Watsco, Inc.	218	36,051
WESCO International, Inc.*	336	20,916
WW Grainger, Inc.	371	97,035
		558,704
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	568	23,004

TOTAL COMMON STOCKS (Cost $25,470,280)		24,547,641

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 4.4%

REPURCHASE AGREEMENTS(b) - 4.4%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $1,285,698 (Cost $1,285,649)	1,285,649	1,285,649

Total Investments - 87.8% (Cost $26,755,929)		25,833,290
Other Assets Less Liabilities - 12.2%		3,602,713
Net Assets - 100.0%		29,436,003

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $9,180,239.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,003,416
Aggregate gross unrealized depreciation	(1,730,486)
Net unrealized appreciation	$2,272,930
Federal income tax cost	$26,775,036

Swap Agreements

Ultra Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
352,967	1,361,948	11/6/2018	Bank of America NA	1.47%	iShares® U.S. Industrials ETF	970,932
4,566,885	5,126,954	11/13/2019	Bank of America NA	1.88%	Dow Jones U.S. IndustrialsSM Index	562,933
484,037	661,559	11/6/2018	Citibank NA	1.78%	Dow Jones U.S. IndustrialsSM Index	185,012
1,702,092	1,785,907	11/13/2019	Credit Suisse International	2.18%	Dow Jones U.S. IndustrialsSM Index	84,583
5,400,000	5,480,187	11/13/2019	Deutsche Bank AG	1.88%	Dow Jones U.S. IndustrialsSM Index	80,715
392,218	630,279	11/6/2019	Goldman Sachs International	1.98%	Dow Jones U.S. IndustrialsSM Index	244,026
1,815,545	1,905,669	11/13/2019	Morgan Stanley & Co. International plc	2.08%	Dow Jones U.S. IndustrialsSM Index	90,399
3,694,349	4,625,371	11/6/2018	Morgan Stanley & Co. International plc	1.63%	iShares® U.S. Industrials ETF	872,851
12,304,441	12,589,202	11/13/2019	Societe Generale	1.98%	Dow Jones U.S. IndustrialsSM Index	293,214
380,815	215,153	11/6/2019	UBS AG	1.93%	Dow Jones U.S. IndustrialsSM Index	(169,989)
31,093,349	34,382,229					3,214,676
					Total Appreciation	3,384,665
					Total Depreciation	(169,989)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.3%

Aerospace & Defense - 1.2%
Curtiss-Wright Corp.	2,999	404,805
Esterline Technologies Corp.*	1,793	132,503
KLX, Inc.*	3,495	236,541
Orbital ATK, Inc.	3,921	517,807
Teledyne Technologies, Inc.*	2,408	447,768
		1,739,424
Airlines - 0.3%
JetBlue Airways Corp.*	21,793	458,743

Auto Components - 0.8%
Cooper Tire & Rubber Co.	3,485	109,255
Dana, Inc.	9,846	261,608
Delphi Technologies plc	6,045	288,649
Gentex Corp.	19,296	438,212
		1,097,724
Automobiles - 0.3%
Thor Industries, Inc.	3,331	429,699

Banks - 7.3%
Associated Banc-Corp.	11,478	283,507
BancorpSouth Bank	5,712	179,928
Bank of Hawaii Corp.	2,887	236,763
Bank of the Ozarks, Inc.	8,253	411,742
Cathay General Bancorp	5,163	211,993
Chemical Financial Corp.	4,837	266,954
Commerce Bancshares, Inc.	6,383	368,746
Cullen/Frost Bankers, Inc.	3,907	406,289
East West Bancorp, Inc.	9,824	643,963
First Horizon National Corp.	22,061	420,262
FNB Corp.	21,968	307,991
Fulton Financial Corp.	11,902	215,426
Hancock Holding Co.	5,789	299,291
Home BancShares, Inc.	10,744	247,005
International Bancshares Corp.	3,682	142,309
MB Financial, Inc.	5,698	233,675
PacWest Bancorp	8,763	456,903
Pinnacle Financial Partners, Inc.	5,013	323,589
Prosperity Bancshares, Inc.	4,723	354,225
Signature Bank*	3,649	533,447
Sterling Bancorp	15,272	355,074
SVB Financial Group*	3,585	892,593
Synovus Financial Corp.	8,126	400,612
TCF Financial Corp.	11,686	260,598
Texas Capital Bancshares, Inc.*	3,373	304,245
Trustmark Corp.	4,604	143,829
UMB Financial Corp.	2,983	217,759
Umpqua Holdings Corp.	14,967	318,947
United Bankshares, Inc.	7,136	253,328
Valley National Bancorp	17,899	223,200
Webster Financial Corp.	6,258	341,562
Wintrust Financial Corp.	3,801	321,222
		10,576,977
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	589	96,036

Biotechnology - 0.8%
Bioverativ, Inc.*	7,351	769,503
United Therapeutics Corp.*	2,937	340,251
		1,109,754
Building Products - 0.4%
Lennox International, Inc.	2,555	522,830

Capital Markets - 3.1%
Eaton Vance Corp.	8,025	424,763
FactSet Research Systems, Inc.	2,658	540,052
Federated Investors, Inc., Class B	6,446	210,011
Interactive Brokers Group, Inc., Class A	4,858	337,145
Janus Henderson Group plc	12,259	433,233
Legg Mason, Inc.	5,746	229,323
MarketAxess Holdings, Inc.	2,555	517,132
MSCI, Inc.	6,121	866,244
SEI Investments Co.	8,883	646,949
Stifel Financial Corp.	4,653	297,187
		4,502,039
Chemicals - 2.4%
Ashland Global Holdings, Inc.	4,224	299,144
Cabot Corp.	4,210	253,358
Chemours Co. (The)	12,585	597,913
Minerals Technologies, Inc.	2,404	165,155
NewMarket Corp.	628	262,447
Olin Corp.	11,300	367,250
PolyOne Corp.	5,492	226,875
RPM International, Inc.	9,076	451,712
Scotts Miracle-Gro Co. (The)	2,779	249,665
Sensient Technologies Corp.	2,955	212,612
Valvoline, Inc.	13,772	315,517
		3,401,648
Commercial Services & Supplies - 1.7%
Brink’s Co. (The)	3,431	252,178
Clean Harbors, Inc.*	3,521	175,804
Copart, Inc.*	13,668	639,799
Deluxe Corp.	3,271	232,241
Healthcare Services Group, Inc.	4,980	226,241
Herman Miller, Inc.	4,063	145,862
HNI Corp.	2,952	109,165
MSA Safety, Inc.	2,301	185,530
Pitney Bowes, Inc.	12,691	157,368
Rollins, Inc.	6,519	327,710
		2,451,898
Communications Equipment - 0.9%
ARRIS International plc*	11,997	305,923
Ciena Corp.*	9,698	224,703
InterDigital, Inc.	2,359	169,376
NetScout Systems, Inc.*	5,923	157,256
Plantronics, Inc.	2,247	121,428
ViaSat, Inc.*	3,681	256,897
		1,235,583
Construction & Engineering - 1.0%
AECOM*	10,713	380,418
Dycom Industries, Inc.*	2,103	229,732
EMCOR Group, Inc.	3,997	305,011
Granite Construction, Inc.	2,709	157,393
KBR, Inc.	9,521	144,148
Valmont Industries, Inc.	1,537	226,093
		1,442,795
Construction Materials - 0.2%
Eagle Materials, Inc.	3,305	331,260

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Consumer Finance - 0.2%
SLM Corp.*	29,354	320,252

Containers & Packaging - 1.0%
AptarGroup, Inc.	4,234	378,604
Bemis Co., Inc.	6,172	272,123
Greif, Inc., Class A	1,756	101,093
Owens-Illinois, Inc.*	11,078	238,842
Silgan Holdings, Inc.	5,026	142,990
Sonoco Products Co.	6,756	324,085
		1,457,737
Distributors - 0.3%
Pool Corp.	2,730	376,822

Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.*	4,123	189,864
Graham Holdings Co., Class B	314	182,152
Service Corp. International	12,742	476,933
Sotheby’s*	2,534	117,020
		965,969
Electric Utilities - 1.4%
Great Plains Energy, Inc.	14,657	427,252
Hawaiian Electric Industries, Inc.	7,394	243,706
IDACORP, Inc.	3,425	277,596
OGE Energy Corp.	13,573	425,378
PNM Resources, Inc.	5,414	190,573
Westar Energy, Inc.	9,654	470,439
		2,034,944
Electrical Equipment - 0.6%
EnerSys	2,863	199,523
Hubbell, Inc.	3,718	487,244
Regal Beloit Corp.	3,011	217,695
		904,462
Electronic Equipment, Instruments & Components - 4.4%
Arrow Electronics, Inc.*	5,979	487,767
Avnet, Inc.	8,219	350,951
Belden, Inc.	2,866	208,444
Cognex Corp.	11,770	632,167
Coherent, Inc.*	1,674	350,134
IPG Photonics Corp.*	2,551	626,628
Jabil, Inc.	12,006	325,242
Keysight Technologies, Inc.*	12,599	592,279
Knowles Corp.*	6,077	87,752
Littelfuse, Inc.	1,685	349,637
National Instruments Corp.	7,287	368,431
SYNNEX Corp.	1,983	245,198
Tech Data Corp.*	2,359	243,779
Trimble, Inc.*	17,111	649,020
VeriFone Systems, Inc.*	7,626	126,592
Vishay Intertechnology, Inc.	8,963	164,919
Zebra Technologies Corp., Class A*	3,615	499,376
		6,308,316
Energy Equipment & Services - 1.1%
Core Laboratories NV	2,998	308,674
Diamond Offshore Drilling, Inc.*	4,383	63,553
Dril-Quip, Inc.*	2,573	115,914
Ensco plc, Class A	29,634	131,575
Nabors Industries Ltd.	21,586	139,661
Oceaneering International, Inc.	6,679	122,760
Patterson-UTI Energy, Inc.	15,119	273,200
Rowan Cos. plc, Class A*	7,722	93,900
Superior Energy Services, Inc.*	10,404	88,954
Transocean Ltd.*	28,432	259,016
		1,597,207
Equity Real Estate Investment Trusts (REITs) - 6.6%
Alexander & Baldwin, Inc.	4,585	100,824
American Campus Communities, Inc.	9,272	338,243
Camden Property Trust	6,298	502,014
CoreCivic, Inc.	8,034	167,027
CoreSite Realty Corp.	2,324	218,108
Corporate Office Properties Trust	6,770	168,979
Cousins Properties, Inc.	28,545	238,065
CyrusOne, Inc.	6,205	309,630
DCT Industrial Trust, Inc.	6,330	350,366
Douglas Emmett, Inc.	10,831	387,208
Education Realty Trust, Inc.	5,149	160,340
EPR Properties	4,356	251,036
First Industrial Realty Trust, Inc.	8,145	228,304
GEO Group, Inc. (The)	8,430	179,559
Healthcare Realty Trust, Inc.	8,488	225,356
Highwoods Properties, Inc.	7,017	301,801
Hospitality Properties Trust	11,170	284,165
JBG SMITH Properties	6,347	207,230
Kilroy Realty Corp.	6,687	455,385
Lamar Advertising Co., Class A	5,710	379,544
LaSalle Hotel Properties	7,695	188,758
Liberty Property Trust	10,019	393,346
Life Storage, Inc.	3,163	248,485
Mack-Cali Realty Corp.	6,106	103,130
Medical Properties Trust, Inc.	24,750	303,435
National Retail Properties, Inc.	10,334	384,838
Omega Healthcare Investors, Inc.	13,462	343,012
PotlatchDeltic Corp.	4,081	208,743
Quality Care Properties, Inc.*	6,376	78,999
Rayonier, Inc.	8,763	297,854
Sabra Health Care REIT, Inc.	12,114	204,484
Senior Housing Properties Trust	16,151	244,526
Tanger Factory Outlet Centers, Inc.	6,425	143,406
Taubman Centers, Inc.	4,126	241,206
Uniti Group, Inc.*	11,209	172,058
Urban Edge Properties	7,194	155,247
Washington Prime Group, Inc.	12,626	82,700
Weingarten Realty Investors	8,117	220,214
		9,467,625
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	2,599	291,894
Sprouts Farmers Market, Inc.*	8,411	216,667
United Natural Foods, Inc.*	3,454	147,382
		655,943
Food Products - 2.0%
Dean Foods Co.	6,190	53,667
Flowers Foods, Inc.	12,537	260,018
Hain Celestial Group, Inc. (The)*	7,054	245,338
Ingredion, Inc.	4,884	638,046
Lamb Weston Holdings, Inc.	9,935	537,384
Lancaster Colony Corp.	1,324	156,682
Post Holdings, Inc.*	4,494	340,555
Sanderson Farms, Inc.	1,360	167,484
Snyder’s-Lance, Inc.	5,829	290,751
Tootsie Roll Industries, Inc.	1,293	43,186
TreeHouse Foods, Inc.*	3,889	147,860
		2,880,971
Gas Utilities - 1.6%
Atmos Energy Corp.	7,532	606,251
National Fuel Gas Co.	5,817	287,534

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
New Jersey Resources Corp.	5,904	224,943
ONE Gas, Inc.	3,553	225,935
Southwest Gas Holdings, Inc.*	3,244	213,715
UGI Corp.	11,768	507,083
WGL Holdings, Inc.	3,490	290,577
		2,356,038
Health Care Equipment & Supplies - 2.8%
ABIOMED, Inc.*	2,855	765,654
Globus Medical, Inc., Class A*	4,927	234,722
Halyard Health, Inc.*	3,180	157,028
Hill-Rom Holdings, Inc.	4,474	374,295
LivaNova plc*	2,947	264,464
Masimo Corp.*	3,231	282,810
NuVasive, Inc.*	3,464	167,519
STERIS plc	5,781	527,805
Teleflex, Inc.	3,062	764,980
West Pharmaceutical Services, Inc.	5,047	440,199
		3,979,476
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc.*	5,552	211,531
Encompass Health Corp.	6,711	357,428
LifePoint Health, Inc.*	2,679	123,502
MEDNAX, Inc.*	6,365	349,948
Molina Healthcare, Inc.*	2,988	216,032
Owens & Minor, Inc.	4,163	68,315
Tenet Healthcare Corp.*	5,488	113,053
WellCare Health Plans, Inc.*	3,026	586,771
		2,026,580
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	12,280	170,324
Medidata Solutions, Inc.*	3,973	260,867
		431,191
Hotels, Restaurants & Leisure - 2.4%
Boyd Gaming Corp.	5,580	197,420
Brinker International, Inc.	3,146	108,317
Cheesecake Factory, Inc. (The)	2,894	134,542
Churchill Downs, Inc.	773	199,588
Cracker Barrel Old Country Store, Inc.	1,631	254,599
Domino’s Pizza, Inc.	2,972	661,002
Dunkin’ Brands Group, Inc.	6,139	367,665
ILG, Inc.	7,166	217,560
International Speedway Corp., Class A	1,662	74,790
Jack in the Box, Inc.	2,000	180,160
Papa John’s International, Inc.	1,739	100,410
Scientific Games Corp., Class A*	3,595	159,798
Six Flags Entertainment Corp.	5,296	339,421
Texas Roadhouse, Inc.	4,446	245,686
Wendy’s Co. (The)	12,346	196,919
		3,437,877
Household Durables - 1.3%
Helen of Troy Ltd.*	1,853	166,863
KB Home	5,721	158,758
NVR, Inc.*	236	670,988
Tempur Sealy International, Inc.*	3,130	154,716
Toll Brothers, Inc.	10,003	438,431
TRI Pointe Group, Inc.*	10,224	156,734
Tupperware Brands Corp.	3,459	169,664
		1,916,154
Household Products - 0.2%
Energizer Holdings, Inc.	4,128	224,893

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	4,213	433,560

Insurance - 3.6%
Alleghany Corp.*	1,049	635,851
American Financial Group, Inc.	4,671	526,889
Aspen Insurance Holdings Ltd.	4,038	146,983
Brown & Brown, Inc.	7,864	413,961
CNO Financial Group, Inc.	11,402	257,001
First American Financial Corp.	7,525	436,676
Genworth Financial, Inc., Class A*	33,925	92,276
Hanover Insurance Group, Inc. (The)	2,881	310,889
Kemper Corp.	3,322	187,361
Mercury General Corp.	2,482	113,278
Old Republic International Corp.	16,675	334,000
Primerica, Inc.	3,007	293,183
Reinsurance Group of America, Inc.	4,377	673,139
RenaissanceRe Holdings Ltd.	2,721	349,050
WR Berkley Corp.	6,540	447,205
		5,217,742
Internet Software & Services - 0.5%
Cars.com, Inc.*	4,864	133,225
j2 Global, Inc.	3,290	243,526
LogMeIn, Inc.	3,581	413,784
		790,535
IT Services - 3.1%
Acxiom Corp.*	5,384	147,360
Broadridge Financial Solutions, Inc.	7,922	795,210
Convergys Corp.	6,281	145,782
CoreLogic, Inc.*	5,599	254,754
DST Systems, Inc.	4,093	340,415
Jack Henry & Associates, Inc.	5,249	615,708
Leidos Holdings, Inc.	9,665	611,891
MAXIMUS, Inc.	4,427	296,520
Sabre Corp.	14,176	325,623
Science Applications International Corp.	2,939	212,754
Teradata Corp.*	8,224	302,808
WEX, Inc.*	2,712	405,580
		4,454,405
Leisure Products - 0.5%
Brunswick Corp.	5,960	340,912
Polaris Industries, Inc.	3,953	450,603
		791,515
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A*	1,374	371,035
Bio-Techne Corp.	2,546	359,852
Charles River Laboratories International, Inc.*	3,219	343,177
Syneos Health, Inc.*	3,830	160,477
		1,234,541
Machinery - 4.1%
AGCO Corp.	4,482	298,501
Crane Co.	3,429	316,531
Donaldson Co., Inc.	8,829	419,024
Graco, Inc.	11,445	507,586
IDEX Corp.	5,193	710,402
ITT, Inc.	5,981	300,127
Kennametal, Inc.	5,509	226,971
Lincoln Electric Holdings, Inc.	4,201	367,756

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Nordson Corp.	3,451	462,676
Oshkosh Corp.	5,109	403,253
Terex Corp.	5,430	225,454
Timken Co. (The)	4,642	203,320
Toro Co. (The)	7,325	465,650
Trinity Industries, Inc.	10,316	336,714
Wabtec Corp.	5,807	472,341
Woodward, Inc.	3,746	265,329
		5,981,635
Marine - 0.2%
Kirby Corp.*	3,652	273,900

Media - 1.3%
AMC Networks, Inc., Class A*	3,424	180,000
Cable One, Inc.	319	217,226
Cinemark Holdings, Inc.	7,203	306,560
John Wiley & Sons, Inc., Class A	3,029	194,613
Live Nation Entertainment, Inc.*	9,107	407,994
Meredith Corp.	2,689	154,080
New York Times Co. (The), Class A	8,556	206,199
TEGNA, Inc.	14,621	188,026
		1,854,698
Metals & Mining - 2.0%
Allegheny Technologies, Inc.*	8,554	221,634
Carpenter Technology Corp.	3,182	162,091
Commercial Metals Co.	7,873	191,314
Compass Minerals International, Inc.	2,299	138,630
Reliance Steel & Aluminum Co.	4,956	446,883
Royal Gold, Inc.	4,449	359,346
Steel Dynamics, Inc.	16,105	744,856
United States Steel Corp.	11,871	516,507
Worthington Industries, Inc.	3,039	134,445
		2,915,706
Multiline Retail - 0.2%
Big Lots, Inc.	2,885	162,137
Dillard’s, Inc., Class A	1,428	116,453
		278,590
Multi-Utilities - 0.7%
Black Hills Corp.	3,635	184,622
MDU Resources Group, Inc.	13,274	348,974
NorthWestern Corp.	3,303	168,717
Vectren Corp.	5,641	339,870
		1,042,183
Oil, Gas & Consumable Fuels - 2.0%
Callon Petroleum Co.*	13,718	144,999
CNX Resources Corp.*	14,075	226,185
Energen Corp.*	6,606	361,414
Gulfport Energy Corp.*	11,199	108,630
HollyFrontier Corp.	12,049	516,059
Matador Resources Co.*	6,560	189,322
Murphy Oil Corp.	11,025	279,484
PBF Energy, Inc., Class A	7,479	219,209
QEP Resources, Inc.*	16,375	141,153
SM Energy Co.	6,980	128,013
Southwestern Energy Co.*	34,735	124,004
World Fuel Services Corp.	4,596	105,019
WPX Energy, Inc.*	27,041	382,089
		2,925,580
Paper & Forest Products - 0.3%
Domtar Corp.	4,261	190,722
Louisiana-Pacific Corp.	9,846	280,611
		471,333
Personal Products - 0.3%
Avon Products, Inc.*	29,905	78,650
Edgewell Personal Care Co.*	3,807	190,921
Nu Skin Enterprises, Inc., Class A	3,364	236,826
		506,397
Pharmaceuticals - 0.6%
Akorn, Inc.*	6,375	107,992
Catalent, Inc.*	9,030	377,003
Endo International plc*	13,659	86,120
Mallinckrodt plc*	6,457	107,703
Prestige Brands Holdings, Inc.*	3,605	121,849
		800,667
Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	2,512	314,100
ManpowerGroup, Inc.	4,504	533,544
		847,644
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	3,083	495,161

Road & Rail - 1.6%
Avis Budget Group, Inc.*	4,870	220,027
Genesee & Wyoming, Inc., Class A*	4,192	291,470
Knight-Swift Transportation Holdings, Inc.	8,707	419,329
Landstar System, Inc.	2,849	309,971
Old Dominion Freight Line, Inc.	4,647	645,561
Ryder System, Inc.	3,599	260,460
Werner Enterprises, Inc.	3,048	113,538
		2,260,356
Semiconductors & Semiconductor Equipment - 2.7%
Cirrus Logic, Inc.*	4,327	191,729
Cree, Inc.*	6,670	252,326
Cypress Semiconductor Corp.	22,678	396,185
First Solar, Inc.*	5,536	347,938
Integrated Device Technology, Inc.*	9,028	273,910
Microsemi Corp.*	7,992	518,681
MKS Instruments, Inc.	3,690	410,881
Monolithic Power Systems, Inc.	2,596	303,888
Silicon Laboratories, Inc.*	2,893	270,495
Synaptics, Inc.*	2,313	107,485
Teradyne, Inc.	13,332	605,273
Versum Materials, Inc.	7,394	273,726
		3,952,517
Software - 3.3%
ACI Worldwide, Inc.*	8,059	190,595
Blackbaud, Inc.	3,268	335,035
CDK Global, Inc.	8,927	613,107
CommVault Systems, Inc.*	2,919	151,934
Fair Isaac Corp.	2,038	346,338
Fortinet, Inc.*	10,165	513,028
Manhattan Associates, Inc.*	4,685	197,239
PTC, Inc.*	7,857	579,532
Take-Two Interactive Software, Inc.*	7,752	867,216
Tyler Technologies, Inc.*	2,375	482,386
Ultimate Software Group, Inc. (The)*	1,929	459,989
		4,736,399
Specialty Retail - 1.5%
Aaron’s, Inc.	4,232	195,561
American Eagle Outfitters, Inc.	11,432	220,295
AutoNation, Inc.*	4,031	202,396

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Bed Bath & Beyond, Inc.	9,736	208,740
Dick’s Sporting Goods, Inc.	5,620	179,952
GameStop Corp., Class A	6,885	108,026
Michaels Cos., Inc. (The)*	7,504	172,667
Murphy USA, Inc.*	2,199	165,167
Office Depot, Inc.	34,992	92,029
Sally Beauty Holdings, Inc.*	8,729	146,996
Urban Outfitters, Inc.*	5,444	192,119
Williams-Sonoma, Inc.	5,282	273,396
		2,157,344
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	7,739	73,520
Diebold Nixdorf, Inc.	5,134	80,604
NCR Corp.*	8,278	273,174
		427,298
Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	3,216	375,243
Deckers Outdoor Corp.*	2,172	205,428
Skechers U.S.A., Inc., Class A*	9,102	372,454
		953,125
Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	33,239	452,715
Washington Federal, Inc.	5,926	205,632
		658,347
Trading Companies & Distributors - 0.6%
GATX Corp.	2,603	179,451
MSC Industrial Direct Co., Inc., Class A	3,027	264,802
NOW, Inc.*	7,318	69,448
Watsco, Inc.	2,074	342,977
		856,678
Water Utilities - 0.3%
Aqua America, Inc.	12,077	412,913

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	6,235	174,829

TOTAL COMMON STOCKS (Cost $117,465,886)		118,644,465

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 14.1%

REPURCHASE AGREEMENTS(b) - 14.1%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $20,250,974 (Cost $20,250,225)	20,250,225	20,250,225

Total Investments - 96.4% (Cost $137,716,111)		138,894,690
Other Assets Less Liabilities - 3.6%		5,202,147
Net Assets - 100.0%		144,096,837

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $18,647,669.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,966,326
Aggregate gross unrealized depreciation	(10,086,914)
Net unrealized appreciation	$3,879,412
Federal income tax cost	$140,137,917

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	13	3/16/2018	USD	$2,423,070	$(28,631)

Cash collateral in the amount of $107,250 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
29,925,470	31,081,859	11/6/2018	Bank of America NA	1.83%	S&P MidCap 400®	1,155,831
14,990,000	14,808,733	11/6/2018	BNP Paribas SA	1.98%	S&P MidCap 400®	(193,837)
16,999,391	16,800,605	11/6/2019	Citibank NA	1.88%	S&P MidCap 400®	(203,441)
5,724,487	5,923,462	11/6/2019	Credit Suisse International	2.03%	S&P MidCap 400®	198,006
6,535,855	6,574,794	11/6/2019	Goldman Sachs International	1.93%	S&P MidCap 400®	36,172
30,465,885	32,898,476	11/6/2018	Goldman Sachs International	1.68%	SPDR® S&P MidCap 400® ETF Trust	1,954,672
27,551,256	28,597,080	11/6/2019	Morgan Stanley & Co. International plc	1.88%	S&P MidCap 400®	1,056,041
27,850,150	27,720,306	11/6/2019	Societe Generale	1.88%	S&P MidCap 400®	(128,065)
1,474,984	2,718,015	11/6/2018	UBS AG	2.03%	S&P MidCap 400®	1,275,891
161,517,478	167,123,330					5,151,270
					Total Appreciation	5,676,613
					Total Depreciation	(525,343)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 57.1%

REPURCHASE AGREEMENTS(a) - 57.1%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $9,196,159 (Cost $9,195,819)	9,195,819	9,195,819

Total Investments - 57.1% (Cost $9,195,819)		9,195,819
Other Assets Less Liabilities - 42.9%		6,905,703
Net Assets - 100.0%		16,101,522

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,708,777
Aggregate gross unrealized depreciation	(342)
Net unrealized appreciation	$2,708,435
Federal income tax cost	$9,195,819

Swap Agreements(1)

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
4,884,892	5,478,049	11/6/2019	Bank of America NA	1.08%	iShares® MSCI Brazil Capped ETF	579,780
20,000	19,661	11/6/2019	Citibank NA	1.28%	iShares® MSCI Brazil Capped ETF	(342)
12,234,572	13,387,475	11/6/2018	Credit Suisse International	1.08%	iShares® MSCI Brazil Capped ETF	1,045,079
1,925,356	2,119,202	11/6/2019	Morgan Stanley & Co. International plc	1.88%	iShares® MSCI Brazil Capped ETF	185,947
5,011,336	5,419,033	11/6/2019	Societe Generale	1.83%	iShares® MSCI Brazil Capped ETF	388,728
5,238,191	5,882,763	11/6/2018	UBS AG	1.58%	iShares® MSCI Brazil Capped ETF	509,243
29,314,347	32,306,183					2,708,435
					Total Appreciation	2,708,777
					Total Depreciation	(342)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 63.9%

REPURCHASE AGREEMENTS(a) - 63.9%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $10,443,368 (Cost $10,442,981)	10,442,981	10,442,981

Total Investments - 63.9% (Cost $10,442,981)		10,442,981
Other Assets Less Liabilities - 36.1%		5,890,589
Net Assets - 100.0%		16,333,570

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,070,901
Aggregate gross unrealized depreciation	(610,325)
Net unrealized appreciation	$460,576
Federal income tax cost	$10,442,981

Swap Agreements(1)

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
500,210	471,354	11/6/2019	Bank of America NA	1.73%	iShares® MSCI EAFE ETF	(31,870)
2,167,432	2,189,615	11/6/2019	Citibank NA	1.88%	iShares® MSCI EAFE ETF	10,826
5,474,142	5,603,687	11/6/2019	Credit Suisse International	1.28%	iShares® MSCI EAFE ETF	111,035
11,876,902	12,403,159	11/6/2019	Goldman Sachs International	2.03%	iShares® MSCI EAFE ETF	443,476
2,050,024	2,571,458	11/6/2019	Morgan Stanley & Co. International plc	1.88%	iShares® MSCI EAFE ETF	487,720
1,997,017	2,028,576	11/6/2019	Societe Generale	2.28%	iShares® MSCI EAFE ETF	17,844
7,877,487	7,324,537	11/6/2019	UBS AG	1.78%	iShares® MSCI EAFE ETF	(578,455)
31,943,214	32,592,386					460,576
					Total Appreciation	1,070,901
					Total Depreciation	(610,325)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 70.2%

REPURCHASE AGREEMENTS(a) - 42.4%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $30,572,105 (Cost $30,570,975)	30,570,975	30,570,975

U.S. TREASURY OBLIGATIONS - 27.8%
U.S. Treasury Bills 1.36%, 3/22/2018(b) (Cost $19,984,221)	20,000,000	19,984,337

TOTAL SHORT-TERM INVESTMENTS (Cost $50,555,196)		50,555,312
Total Investments - 70.2% (Cost $50,555,196)		50,555,312
Other Assets Less Liabilities - 29.8%		21,499,924
Net Assets - 100.0%		72,055,236

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         The rate shown was the current yield as of February 28, 2018.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,994,633
Aggregate gross unrealized depreciation	(1,282,512)
Net unrealized appreciation	$5,712,121
Federal income tax cost	$50,555,196

Swap Agreements(1)

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
8,568,777	10,280,108	11/6/2018	Bank of America NA	1.88%	iShares® MSCI Emerging Markets ETF	1,591,493
83,426	56,506	11/6/2019	Citibank NA	1.63%	iShares® MSCI Emerging Markets ETF	(29,619)
30,554,940	31,278,846	11/6/2019	Credit Suisse International	1.38%	iShares® MSCI Emerging Markets ETF	635,331
3,171,901	3,554,150	11/6/2018	Goldman Sachs International	1.38%	iShares® MSCI Emerging Markets ETF	363,879
14,722,536	15,670,060	11/6/2019	Morgan Stanley & Co. International plc	1.83%	iShares® MSCI Emerging Markets ETF	880,100
32,514,824	36,203,851	11/6/2018	Societe Generale	1.23%	iShares® MSCI Emerging Markets ETF	3,523,714
48,587,581	47,411,547	11/6/2019	UBS AG	1.38%	iShares® MSCI Emerging Markets ETF	(1,252,893)
138,203,985	144,455,068					5,712,005
					Total Appreciation	6,994,517
					Total Depreciation	(1,282,512)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Abbreviations

USD        U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 52.1%

REPURCHASE AGREEMENTS(a) - 52.1%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $6,957,628 (Cost $6,957,370)	6,957,370	6,957,370

Total Investments - 52.1% (Cost $6,957,370)		6,957,370
Other Assets Less Liabilities - 47.9%		6,393,135
Net Assets - 100.0%		13,350,505

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,200,038
Aggregate gross unrealized depreciation	(198,587)
Net unrealized appreciation	$1,001,451
Federal income tax cost	$6,957,370

Swap Agreements(1)

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
197,103	113,379	11/6/2019	Bank of America NA	1.93%	iShares® MSCI Japan ETF	(92,798)
10,000	11,127	12/6/2018	Citibank NA	1.98%	iShares® MSCI Japan ETF	1,044
146,071	111,933	11/6/2019	Credit Suisse International	1.78%	iShares® MSCI Japan ETF	(42,321)
9,910,000	10,532,857	11/6/2018	Goldman Sachs International	1.93%	iShares® MSCI Japan ETF	562,853
5,438,748	5,487,799	11/6/2019	Morgan Stanley & Co. International plc	1.93%	iShares® MSCI Japan ETF	33,692
169,853	108,317	11/6/2019	Societe Generale	1.98%	iShares® MSCI Japan ETF	(63,468)
9,621,803	10,269,079	12/7/2018	UBS AG	1.58%	iShares® MSCI Japan ETF	602,449
25,493,578	26,634,491					1,001,451
					Total Appreciation	1,200,038
					Total Depreciation	(198,587)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 87.1%

Biotechnology - 71.9%
ACADIA Pharmaceuticals, Inc.*	59,627	1,485,607
Acceleron Pharma, Inc.*	21,715	910,510
Achaogen, Inc.*	20,351	212,261
Achillion Pharmaceuticals, Inc.*	66,180	215,085
Acorda Therapeutics, Inc.*	22,441	532,974
Adamas Pharmaceuticals, Inc.*	12,350	301,957
Adaptimmune Therapeutics plc, ADR*	31,131	237,530
Aduro Biotech, Inc.*	37,111	231,944
Agios Pharmaceuticals, Inc.*	27,197	2,186,367
Aimmune Therapeutics, Inc.*	24,418	793,585
Akebia Therapeutics, Inc.*	22,692	324,496
Alder Biopharmaceuticals, Inc.*	32,529	452,153
Alexion Pharmaceuticals, Inc.*	107,251	12,596,630
Alkermes plc*	73,824	4,213,874
Alnylam Pharmaceuticals, Inc.*	47,609	5,720,697
AMAG Pharmaceuticals, Inc.*	16,982	357,471
Amarin Corp. plc, ADR*	129,052	447,810
Amgen, Inc.	156,979	28,848,031
Amicus Therapeutics, Inc.*	89,055	1,225,397
AnaptysBio, Inc.*	11,281	1,384,856
Arbutus Biopharma Corp.*	26,429	144,038
Ardelyx, Inc.*	22,820	122,657
Arena Pharmaceuticals, Inc.*	18,848	730,741
Array BioPharma, Inc.*	94,586	1,638,230
Arrowhead Pharmaceuticals, Inc.*	41,335	267,851
Ascendis Pharma A/S, ADR*	15,372	955,985
Atara Biotherapeutics, Inc.*	18,048	695,299
Athenex, Inc.*	27,841	441,001
Audentes Therapeutics, Inc.*	17,079	575,392
Aurinia Pharmaceuticals, Inc.*	40,352	210,234
Avexis, Inc.*	17,479	2,162,677
Axovant Sciences Ltd.*	51,709	74,461
BeiGene Ltd., ADR*	12,449	1,786,058
Bellicum Pharmaceuticals, Inc.*	15,966	110,964
BioCryst Pharmaceuticals, Inc.*	47,241	234,788
Biogen, Inc.*	85,591	24,734,943
BioMarin Pharmaceutical, Inc.*	84,310	6,843,443
Bioverativ, Inc.*	51,944	5,437,498
Bluebird Bio, Inc.*	22,002	4,422,402
Blueprint Medicines Corp.*	20,853	1,805,036
Calithera Biosciences, Inc.*	17,030	131,131
Calyxt, Inc.*	13,295	244,229
Cara Therapeutics, Inc.*	15,655	218,857
Cascadian Therapeutics, Inc.*	24,273	242,002
Celgene Corp.*	273,480	23,825,578
Celldex Therapeutics, Inc.*	65,282	146,885
Cellectis SA, ADR*	4,256	132,872
ChemoCentryx, Inc.*	23,411	227,555
Chimerix, Inc.*	22,624	109,953
China Biologic Products Holdings, Inc.*	13,254	1,071,453
Clovis Oncology, Inc.*	23,531	1,366,445
Coherus Biosciences, Inc.*	27,818	275,398
Concert Pharmaceuticals, Inc.*	10,933	239,214
Corbus Pharmaceuticals Holdings, Inc.*	26,343	194,938
Corvus Pharmaceuticals, Inc.*	10,101	82,727
CRISPR Therapeutics AG*	22,092	1,070,578
Curis, Inc.*	78,723	38,968
Cytokinetics, Inc.*	25,869	200,485
CytomX Therapeutics, Inc.*	18,439	547,823
DBV Technologies SA, ADR*	11,344	242,308
Eagle Pharmaceuticals, Inc.*	7,162	402,075
Editas Medicine, Inc.*	22,484	823,814
Enanta Pharmaceuticals, Inc.*	9,165	720,552
Epizyme, Inc.*	33,261	588,720
Esperion Therapeutics, Inc.*	12,577	1,011,317
Exelixis, Inc.*	142,029	3,664,348
FibroGen, Inc.*	39,370	2,169,287
Five Prime Therapeutics, Inc.*	16,337	347,325
Flexion Therapeutics, Inc.*	18,023	457,063
Foundation Medicine, Inc.*	17,403	1,440,098
G1 Therapeutics, Inc.*	13,607	307,382
Galapagos NV, ADR*	5,235	545,539
Genomic Health, Inc.*	16,699	534,368
Geron Corp.*	76,442	176,581
Gilead Sciences, Inc.	368,748	29,031,530
Global Blood Therapeutics, Inc.*	20,978	1,230,360
GlycoMimetics, Inc.*	16,484	379,297
Grifols SA, ADR	69,263	1,509,933
Halozyme Therapeutics, Inc.*	68,341	1,343,584
ImmunoGen, Inc.*	63,489	705,363
Immunomedics, Inc.*	72,980	1,234,092
Incyte Corp.*	101,313	8,627,815
Inovio Pharmaceuticals, Inc.*	43,348	177,727
Insmed, Inc.*	36,769	890,177
Insys Therapeutics, Inc.*	35,197	256,586
Intellia Therapeutics, Inc.*	20,324	530,456
Intercept Pharmaceuticals, Inc.*	12,051	719,806
Ionis Pharmaceuticals, Inc.*	59,911	3,164,499
Iovance Biotherapeutics, Inc.*	42,036	729,325
Ironwood Pharmaceuticals, Inc.*	64,997	922,957
Jounce Therapeutics, Inc.*	15,480	326,318
Juno Therapeutics, Inc.*	54,812	4,756,037
Karyopharm Therapeutics, Inc.*	22,650	334,540
Kura Oncology, Inc.*	14,505	327,813
Lexicon Pharmaceuticals, Inc.*	50,691	437,463
Ligand Pharmaceuticals, Inc.*	10,132	1,538,949
Loxo Oncology, Inc.*	14,373	1,598,565
MacroGenics, Inc.*	17,679	443,566
MannKind Corp.*	56,238	164,777
Mersana Therapeutics, Inc.*	10,924	189,094
Minerva Neurosciences, Inc.*	18,579	97,540
Momenta Pharmaceuticals, Inc.*	36,671	625,241
Myriad Genetics, Inc.*	33,241	1,077,673
NantKwest, Inc.*	38,144	169,359
Neurocrine Biosciences, Inc.*	42,483	3,586,840
NewLink Genetics Corp.*	17,801	127,811
Novavax, Inc.*	150,558	326,711
OPKO Health, Inc.*	268,551	910,388
PDL BioPharma, Inc.*	74,092	177,821
Portola Pharmaceuticals, Inc.*	31,325	1,325,674
Progenics Pharmaceuticals, Inc.*	33,735	225,350
Prothena Corp. plc*	18,457	621,816
PTC Therapeutics, Inc.*	19,918	512,888
Puma Biotechnology, Inc.*	18,017	1,177,411
Ra Pharmaceuticals, Inc.*	14,885	94,966
Radius Health, Inc.*	21,407	815,393
Regeneron Pharmaceuticals, Inc.*	49,280	15,791,283
REGENXBIO, Inc.*	14,952	425,384
Repligen Corp.*	20,914	717,141
Retrophin, Inc.*	18,869	472,102
Rigel Pharmaceuticals, Inc.*	70,325	264,422
Sage Therapeutics, Inc.*	19,980	3,223,973
Sangamo Therapeutics, Inc.*	40,576	971,795

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Sarepta Therapeutics, Inc.*	31,027	1,947,565
Savara, Inc.*	14,641	162,808
Seattle Genetics, Inc.*	69,095	3,731,130
Seres Therapeutics, Inc.*	19,457	184,842
Shire plc, ADR	35,573	4,553,344
Spark Therapeutics, Inc.*	17,765	1,014,381
Spectrum Pharmaceuticals, Inc.*	48,325	1,039,471
Strongbridge Biopharma plc*	19,154	139,824
Syndax Pharmaceuticals, Inc.*	11,709	105,849
Synergy Pharmaceuticals, Inc.*	118,414	214,329
TESARO, Inc.*	26,107	1,441,890
Tocagen, Inc.*	9,509	103,648
Ultragenyx Pharmaceutical, Inc.*	22,504	1,075,916
uniQure NV*	14,786	375,860
United Therapeutics Corp.*	20,744	2,403,192
Vanda Pharmaceuticals, Inc.*	21,569	406,576
Veracyte, Inc.*	16,341	98,373
Vertex Pharmaceuticals, Inc.*	95,554	15,864,831
Vital Therapies, Inc.*	20,263	108,407
Voyager Therapeutics, Inc.*	15,422	443,074
Xencor, Inc.*	22,544	690,523
		291,286,245
Health Care Equipment & Supplies - 0.3%
Cerus Corp.*	60,584	259,300
Novocure Ltd.*	42,900	881,595
		1,140,895
Health Care Providers & Services - 0.0%(b)
PetIQ, Inc.*	6,348	139,021

Health Care Technology - 0.0%(b)
NantHealth, Inc.*	52,005	157,055

Life Sciences Tools & Services - 5.5%
Bio-Techne Corp.	17,984	2,541,858
Illumina, Inc.*	59,939	13,667,291
Luminex Corp.	21,149	414,732
Medpace Holdings, Inc.*	18,053	578,598
NanoString Technologies, Inc.*	12,186	78,112
Pacific Biosciences of California, Inc.*	55,857	132,940
PRA Health Sciences, Inc.*	30,421	2,555,364
Syneos Health, Inc.*	50,093	2,098,897
		22,067,792
Pharmaceuticals - 9.4%
Aclaris Therapeutics, Inc.*	14,803	295,172
Aerie Pharmaceuticals, Inc.*	17,620	901,263
Akcea Therapeutics, Inc.*	31,943	542,073
Amphastar Pharmaceuticals, Inc.*	22,071	405,224
ANI Pharmaceuticals, Inc.*	5,589	358,087
Aratana Therapeutics, Inc.*	20,644	76,796
Avadel Pharmaceuticals plc, ADR*	19,726	163,923
Collegium Pharmaceutical, Inc.*	15,632	375,012
Corium International, Inc.*	17,158	223,054
Depomed, Inc.*	30,251	207,824
Dermira, Inc.*	20,005	514,328
Dova Pharmaceuticals, Inc.*	12,316	372,682
Endo International plc*	107,205	675,927
Endocyte, Inc.*	22,986	136,307
Foamix Pharmaceuticals Ltd.*	17,970	106,921
GW Pharmaceuticals plc, ADR*	12,697	1,442,887
Horizon Pharma plc*	78,676	1,147,096
Innoviva, Inc.*	51,855	804,271
Intra-Cellular Therapies, Inc.*	26,201	507,513
Jazz Pharmaceuticals plc*	28,781	4,167,489
Kala Pharmaceuticals, Inc.*	11,772	165,397
Marinus Pharmaceuticals, Inc.*	19,411	99,967
Medicines Co. (The)*	34,996	1,071,577
Mylan NV*	257,525	10,383,408
MyoKardia, Inc.*	17,158	998,596
Nabriva Therapeutics plc*	17,613	90,531
Nektar Therapeutics*	75,594	6,543,417
Neos Therapeutics, Inc.*	13,922	115,553
Omeros Corp.*	23,046	232,765
Pacira Pharmaceuticals, Inc.*	19,476	609,599
Paratek Pharmaceuticals, Inc.*	14,970	196,107
Reata Pharmaceuticals, Inc., Class A*	9,525	229,457
Revance Therapeutics, Inc.*	17,514	542,058
Sienna Biopharmaceuticals, Inc.*	9,860	154,605
Supernus Pharmaceuticals, Inc.*	24,609	957,290
Teligent, Inc.*	25,636	71,781
Tetraphase Pharmaceuticals, Inc.*	24,682	69,356
TherapeuticsMD, Inc.*	103,900	519,500
Theravance Biopharma, Inc.*	25,973	684,648
Zogenix, Inc.*	16,444	697,226
		37,856,687
TOTAL COMMON STOCKS (Cost $377,092,677)		352,647,695

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 10.6%

REPURCHASE AGREEMENTS(c) - 10.6%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $43,069,068 (Cost $43,067,475)	43,067,475	43,067,475

Total Investments - 97.7% (Cost $420,160,152)		395,715,170
Other Assets Less Liabilities - 2.3%		9,368,963
Net Assets - 100.0%		405,084,133

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $105,390,966.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                                             American Depositary Receipt

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,398,295
Aggregate gross unrealized depreciation	(76,637,818)
Net unrealized depreciation	$(19,239,523)
Federal income tax cost	$423,149,199

Swap Agreements

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
70,030,466	64,141,471	11/6/2018	Bank of America NA	1.18%	iShares® Nasdaq Biotechnology ETF	(6,247,853)
82,572,078	86,432,438	11/6/2019	Bank of America NA	1.65%	NASDAQ Biotechnology Index®	3,516,168
23,246,042	24,162,792	11/6/2019	Citibank NA	1.63%	NASDAQ Biotechnology Index®	843,408
67,508,555	69,416,411	11/13/2019	Credit Suisse International	1.93%	NASDAQ Biotechnology Index®	1,647,748
99,119,566	100,644,149	11/6/2019	Deutsche Bank AG	1.68%	NASDAQ Biotechnology Index®	1,265,613
342,301	512,319	11/13/2019	Goldman Sachs International	1.98%	NASDAQ Biotechnology Index®	159,750
13,287,066	13,591,008	11/6/2018	Morgan Stanley & Co. International plc	1.78%	NASDAQ Biotechnology Index®	222,057
12,453,604	14,104,268	11/6/2018	Morgan Stanley & Co. International plc	1.33%	iShares® Nasdaq Biotechnology ETF	1,531,383
48,528,517	52,422,275	11/6/2019	Societe Generale	2.08%	NASDAQ Biotechnology Index®	3,542,280
31,669,882	33,486,352	11/6/2019	UBS AG	1.58%	NASDAQ Biotechnology Index®	1,713,952
448,758,077	458,913,483					8,194,506
					Total Appreciation	14,442,359
					Total Depreciation	(6,247,853)

See accompanying notes to schedules of portfolio investments.

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 90.2%

Electric Utilities - 0.4%
OGE Energy Corp.	13,212	414,064

Energy Equipment & Services - 13.0%
Baker Hughes a GE Co.	28,326	747,806
Core Laboratories NV	2,917	300,334
Dril-Quip, Inc.*	2,505	112,850
Ensco plc, Class A	28,845	128,072
Halliburton Co.	57,726	2,679,641
Helmerich & Payne, Inc.	7,185	463,792
Nabors Industries Ltd.	21,012	135,948
National Oilwell Varco, Inc.	25,141	882,198
Oceaneering International, Inc.	6,500	119,470
Patterson-UTI Energy, Inc.	14,716	265,918
Rowan Cos. plc, Class A*	7,515	91,382
Schlumberger Ltd.	91,644	6,015,512
Superior Energy Services, Inc.*	10,127	86,586
TechnipFMC plc	29,005	835,924
Transocean Ltd.*	27,670	252,074
US Silica Holdings, Inc.	5,373	139,107
Weatherford International plc*	65,663	172,694
		13,429,308
Oil, Gas & Consumable Fuels - 76.5%
Anadarko Petroleum Corp.	36,200	2,064,848
Andeavor	9,495	850,942
Antero Resources Corp.*	14,199	267,083
Apache Corp.	25,201	860,614
Cabot Oil & Gas Corp.	30,597	739,223
Cheniere Energy, Inc.*	13,366	701,982
Chesapeake Energy Corp.*	60,117	169,530
Chevron Corp.	125,657	14,063,531
Cimarex Energy Co.	6,301	605,463
CNX Resources Corp.*	13,700	220,159
Concho Resources, Inc.*	9,839	1,483,721
ConocoPhillips	79,092	4,295,486
Continental Resources, Inc.*	5,709	271,235
Devon Energy Corp.	34,767	1,066,304
Diamondback Energy, Inc.*	6,494	809,412
Energen Corp.*	6,431	351,840
EOG Resources, Inc.	38,254	3,879,721
EQT Corp.	16,196	814,821
Exxon Mobil Corp.	280,324	21,231,740
Gulfport Energy Corp.*	10,901	105,740
Hess Corp.	17,869	811,610
HollyFrontier Corp.	11,728	502,310
Kinder Morgan, Inc.	127,060	2,058,372
Marathon Oil Corp.	56,213	816,213
Marathon Petroleum Corp.	32,312	2,069,907
Murphy Oil Corp.	10,732	272,056
Newfield Exploration Co.*	13,179	307,466
Noble Energy, Inc.	32,191	960,258
Oasis Petroleum, Inc.*	17,817	140,398
Occidental Petroleum Corp.	50,628	3,321,197
ONEOK, Inc.	27,164	1,530,148
Parsley Energy, Inc., Class A*	15,542	392,902
PBF Energy, Inc., Class A	7,279	213,347
PDC Energy, Inc.*	4,359	228,978
Phillips 66	27,793	2,511,653
Pioneer Natural Resources Co.	11,257	1,916,279
QEP Resources, Inc.*	15,938	137,386
Range Resources Corp.	14,939	198,539
RSP Permian, Inc.*	8,289	317,552
SemGroup Corp., Class A	4,372	97,058
SM Energy Co.	6,794	124,602
Southwestern Energy Co.*	33,904	121,037
Targa Resources Corp.	14,267	637,022
Valero Energy Corp.	28,949	2,617,569
Whiting Petroleum Corp.*	5,999	163,233
Williams Cos., Inc. (The)	54,696	1,518,361
World Fuel Services Corp.	4,475	102,254
WPX Energy, Inc.*	26,320	371,902
		79,313,004
Semiconductors & Semiconductor Equipment - 0.3%
First Solar, Inc.*	5,390	338,761
TOTAL COMMON STOCKS (Cost $118,155,829)		93,495,137

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 5.6%

REPURCHASE AGREEMENTS(b) - 5.6%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $5,833,806 (Cost $5,833,591)	5,833,591	5,833,591

Total Investments - 95.8% (Cost $123,989,420)		99,328,728
Other Assets Less Liabilities - 4.2%		4,407,892
Net Assets - 100.0%		103,736,620

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $45,585,899.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,085,439
Aggregate gross unrealized depreciation	(31,773,484)
Net unrealized depreciation	$(29,688,045)
Federal income tax cost	$124,272,038

Swap Agreements

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
15,785,630	15,335,998	11/6/2019	Bank of America NA	1.40%	iShares® U.S. Energy ETF	(541,834)
18,741,779	18,757,429	11/6/2019	Bank of America NA	1.83%	Dow Jones U.S. Oil & GasSM Index	219,796
203,270	197,162	11/6/2019	Citibank NA	1.78%	Dow Jones U.S. Oil & GasSM Index	(4,742)
14,400,062	13,700,866	11/13/2019	Credit Suisse International	2.18%	Dow Jones U.S. Oil & GasSM Index	(614,394)
298,510	291,477	11/6/2019	Goldman Sachs International	1.51%	iShares® U.S. Energy ETF	(8,385)
1,524,519	1,473,076	11/6/2019	Goldman Sachs International	1.98%	Dow Jones U.S. Oil & GasSM Index	(42,608)
2,165,363	1,855,977	11/6/2018	Morgan Stanley & Co. International plc	1.63%	iShares® U.S. Energy ETF	(342,795)
43,396,968	40,757,013	11/13/2019	Morgan Stanley & Co. International plc	2.08%	Dow Jones U.S. Oil & GasSM Index	(2,372,161)
12,696,835	11,934,992	11/6/2019	Societe Generale	1.98%	Dow Jones U.S. Oil & GasSM Index	(693,427)
10,314,268	9,946,466	11/6/2019	UBS AG	2.08%	Dow Jones U.S. Oil & GasSM Index	(344,185)
119,527,204	114,250,456					(4,744,735)
					Total Appreciation	219,796
					Total Depreciation	(4,964,531)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra QQQ®

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.7%

Airlines - 0.3%
American Airlines Group, Inc.	84,449	4,581,358

Automobiles - 0.6%
Tesla, Inc.*	29,663	10,176,189

Beverages - 0.4%
Monster Beverage Corp.*	99,532	6,307,343

Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc.*	39,431	4,631,171
Amgen, Inc.	128,114	23,543,510
Biogen, Inc.*	37,325	10,786,552
BioMarin Pharmaceutical, Inc.*	30,996	2,515,945
Celgene Corp.*	138,952	12,105,498
Gilead Sciences, Inc.	230,544	18,150,729
Incyte Corp.*	37,243	3,171,614
Regeneron Pharmaceuticals, Inc.*	18,627	5,968,836
Shire plc, ADR	13,077	1,673,856
Vertex Pharmaceuticals, Inc.*	44,632	7,410,251
		89,957,962
Commercial Services & Supplies - 0.2%
Cintas Corp.	18,761	3,201,752

Communications Equipment - 2.3%
Cisco Systems, Inc.	872,496	39,070,371

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	77,124	14,722,972
Walgreens Boots Alliance, Inc.	174,788	12,041,145
		26,764,117
Food Products - 1.5%
Kraft Heinz Co. (The)	215,047	14,418,901
Mondelez International, Inc., Class A	263,743	11,578,318
		25,997,219
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc.*	14,150	3,714,658
DENTSPLY SIRONA, Inc.	40,538	2,272,560
Hologic, Inc.*	48,653	1,889,196
IDEXX Laboratories, Inc.*	15,392	2,881,844
Intuitive Surgical, Inc.*	19,774	8,432,623
		19,190,881
Health Care Providers & Services - 0.5%
Express Scripts Holding Co.*	99,960	7,541,982
Henry Schein, Inc.*	27,702	1,833,595
		9,375,577
Health Care Technology - 0.2%
Cerner Corp.*	58,668	3,764,139

Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc., Class A	64,345	9,086,157
Starbucks Corp.	251,109	14,338,324
Wynn Resorts Ltd.	18,139	3,038,283
		26,462,764
Internet & Direct Marketing Retail - 10.8%
Amazon.com, Inc.*	85,044	128,624,798
Booking Holdings, Inc.*	8,605	17,502,914
Ctrip.com International Ltd., ADR*	80,848	3,717,391
Expedia, Inc.	24,656	2,593,072
JD.com, Inc., ADR*	162,715	7,672,012
Liberty Interactive Corp. QVC Group, Class A*	79,301	2,289,420
Liberty Ventures, Series A*	14,356	768,333
Netflix, Inc.*	76,371	22,252,982
		185,420,922
Internet Software & Services - 13.3%
Alphabet, Inc., Class A*	52,645	58,115,868
Alphabet, Inc., Class C*	61,679	68,138,642
Baidu, Inc., ADR*	49,547	12,502,690
eBay, Inc.*	184,355	7,901,455
Facebook, Inc., Class A*	420,891	75,053,283
MercadoLibre, Inc.	7,794	3,023,838
NetEase, Inc., ADR	13,387	3,927,077
		228,662,853
IT Services - 2.6%
Automatic Data Processing, Inc.	78,270	9,026,096
Cognizant Technology Solutions Corp., Class A	104,067	8,535,575
Fiserv, Inc.*	36,782	5,274,171
Paychex, Inc.	63,359	4,126,572
PayPal Holdings, Inc.*	212,126	16,844,926
		43,807,340
Leisure Products - 0.1%
Hasbro, Inc.	21,985	2,101,106

Life Sciences Tools & Services - 0.3%
Illumina, Inc.*	25,766	5,875,163

Machinery - 0.3%
PACCAR, Inc.	62,056	4,442,589

Media - 4.0%
Charter Communications, Inc., Class A*	43,879	15,003,546
Comcast Corp., Class A	823,205	29,808,253
DISH Network Corp., Class A*	40,223	1,676,897
Liberty Global plc, Class A*	39,021	1,215,114
Liberty Global plc, Class C*	103,829	3,117,985
Sirius XM Holdings, Inc.	811,116	5,093,809
Twenty-First Century Fox, Inc., Class A	186,021	6,849,293
Twenty-First Century Fox, Inc., Class B	140,930	5,132,671
		67,897,568
Multiline Retail - 0.2%
Dollar Tree, Inc.*	41,846	4,295,073

Pharmaceuticals - 0.2%
Mylan NV*	94,677	3,817,377

Professional Services - 0.2%
Verisk Analytics, Inc.*	29,068	2,970,459

Road & Rail - 0.6%
CSX Corp.	157,731	8,473,309
JB Hunt Transport Services, Inc.	19,368	2,296,464
		10,769,773
Semiconductors & Semiconductor Equipment - 10.0%
Analog Devices, Inc.	65,061	5,865,249
Applied Materials, Inc.	188,225	10,839,878
ASML Holding NV (Registered), NYRS	12,687	2,478,913
Broadcom Ltd.	72,003	17,745,859
Intel Corp.	825,972	40,712,160

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
KLA-Tencor Corp.	27,659	3,134,041
Lam Research Corp.	28,581	5,483,551
Maxim Integrated Products, Inc.	49,677	3,027,316
Microchip Technology, Inc.	41,280	3,671,031
Micron Technology, Inc.*	203,537	9,934,641
NVIDIA Corp.	106,952	25,882,384
QUALCOMM, Inc.	260,174	16,911,310
Skyworks Solutions, Inc.	32,332	3,532,271
Texas Instruments, Inc.	173,941	18,846,507
Xilinx, Inc.	44,288	3,155,520
		171,220,631
Software - 11.3%
Activision Blizzard, Inc.	133,443	9,758,687
Adobe Systems, Inc.*	86,997	18,193,683
Autodesk, Inc.*	38,686	4,544,444
CA, Inc.	73,867	2,592,732
Cadence Design Systems, Inc.*	49,834	1,932,064
Check Point Software Technologies Ltd.*	28,845	2,996,707
Citrix Systems, Inc.*	26,592	2,446,464
Electronic Arts, Inc.*	54,347	6,722,724
Intuit, Inc.	45,119	7,528,556
Microsoft Corp.	1,361,543	127,671,887
Symantec Corp.	109,421	2,876,678
Synopsys, Inc.*	26,516	2,245,110
Take-Two Interactive Software, Inc.*	20,128	2,251,719
Workday, Inc., Class A*	24,178	3,062,627
		194,824,082
Specialty Retail - 0.7%
O’Reilly Automotive, Inc.*	15,005	3,664,071
Ross Stores, Inc.	68,053	5,314,259
Ulta Beauty, Inc.*	10,764	2,188,859
		11,167,189
Technology Hardware, Storage & Peripherals - 9.8%
Apple, Inc.	906,151	161,403,616
Seagate Technology plc	51,062	2,726,711
Western Digital Corp.	52,203	4,543,749
		168,674,076
Trading Companies & Distributors - 0.2%
Fastenal Co.	50,722	2,775,508
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.*	146,835	8,899,669
Vodafone Group plc, ADR	82,102	2,324,308
		11,223,977
TOTAL COMMON STOCKS (Cost $1,232,607,975)		1,384,795,358

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 6.7%

REPURCHASE AGREEMENTS(b) - 6.7%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $115,662,292 (Cost $115,658,016)	115,658,016	115,658,016

Total Investments - 87.4% (Cost $1,348,265,991)		1,500,453,374
Other Assets Less Liabilities - 12.6%		217,204,757
Net Assets - 100.0%		1,717,658,131

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $78,199,296.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                                             American Depositary Receipt

NYRS                                      New York Registry Shares

See accompanying notes to schedules of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$404,700,474
Aggregate gross unrealized depreciation	(37,874,973)
Net unrealized appreciation	$366,825,501
Federal income tax cost	$1,349,055,343

Futures Contracts Purchased

Ultra QQQ® had the following open  long futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	219	3/16/2018	USD	$30,052,275	$1,799,014

Cash collateral in the amount of $1,397,220 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

Ultra QQQ® had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation ($)
418,652,471	441,517,380	11/6/2019	Bank of America NA	1.93%	NASDAQ-100 Index®	22,485,886
699,970,772	733,225,715	11/6/2019	Citibank NA	2.00%	NASDAQ-100 Index®	33,218,580
11,870,546	41,695,663	11/6/2018	Credit Suisse International	2.18%	NASDAQ-100 Index®	29,577,990
130,789,999	167,680,527	11/6/2019	Deutsche Bank AG	1.88%	NASDAQ-100 Index®	36,188,782
42,053,854	46,329,155	11/6/2019	Goldman Sachs International	2.03%	NASDAQ-100 Index®	4,189,908
133,836,517	146,543,169	11/6/2019	Goldman Sachs International	1.78%	PowerShares QQQ TrustSM, Series 1	11,911,016
18,503,083	20,744,684	11/6/2019	Morgan Stanley & Co. International plc	2.18%	NASDAQ-100 Index®	2,208,651
250,059,827	273,067,986	11/6/2019	Morgan Stanley & Co. International plc	1.98%	PowerShares QQQ TrustSM, Series 1	21,655,009
15,196,862	38,134,638	11/6/2019	Societe Generale	2.23%	NASDAQ-100 Index®	21,797,618
81,015,014	111,491,042	11/6/2018	UBS AG	2.08%	NASDAQ-100 Index®	30,395,016
1,801,948,945	2,020,429,959					213,628,456
					Total Appreciation	213,628,456

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S.  Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 88.3%

Equity Real Estate Investment Trusts (REITs) - 81.5%
Acadia Realty Trust	11,145	268,372
Alexander & Baldwin, Inc.	8,982	197,514
Alexandria Real Estate Equities, Inc.	13,472	1,634,288
American Campus Communities, Inc.	18,165	662,659
American Homes 4 Rent, Class A	33,523	643,306
American Tower Corp.	57,101	7,955,882
Apartment Investment & Management Co., Class A	20,907	808,265
Apple Hospitality REIT, Inc.	27,917	474,310
AvalonBay Communities, Inc.	18,385	2,868,428
Boston Properties, Inc.	20,547	2,442,422
Brandywine Realty Trust	23,364	365,880
Brixmor Property Group, Inc.	40,596	630,862
Camden Property Trust	12,338	983,462
CBL & Associates Properties, Inc.	22,781	105,476
Colony NorthStar, Inc., Class A	72,635	565,100
Columbia Property Trust, Inc.	15,952	332,280
CoreCivic, Inc.	15,739	327,214
CoreSite Realty Corp.	4,553	427,299
Corporate Office Properties Trust	13,263	331,044
Cousins Properties, Inc.	55,921	466,381
Crown Castle International Corp.	54,093	5,953,476
CubeSmart	24,084	645,692
CyrusOne, Inc.	12,155	606,535
DCT Industrial Trust, Inc.	12,400	686,340
DDR Corp.	40,720	317,616
DiamondRock Hospitality Co.	26,670	274,168
Digital Realty Trust, Inc.	27,354	2,752,907
Douglas Emmett, Inc.	21,217	758,508
Duke Realty Corp.	47,419	1,174,569
EastGroup Properties, Inc.	4,584	371,442
Education Realty Trust, Inc.	10,086	314,078
EPR Properties	8,533	491,757
Equinix, Inc.	10,417	4,084,506
Equity Commonwealth*	16,522	486,077
Equity LifeStyle Properties, Inc.	11,695	989,514
Equity Residential	48,930	2,751,334
Essex Property Trust, Inc.	8,793	1,968,137
Extra Space Storage, Inc.	16,765	1,425,863
Federal Realty Investment Trust	9,659	1,100,546
First Industrial Realty Trust, Inc.	15,957	447,275
Forest City Realty Trust, Inc., Class A	35,515	755,404
Four Corners Property Trust, Inc.	8,148	178,930
Gaming and Leisure Properties, Inc.	26,595	884,550
GEO Group, Inc. (The)	16,515	351,769
GGP, Inc.	83,130	1,759,862
Gramercy Property Trust	21,393	463,158
HCP, Inc.	62,460	1,351,634
Healthcare Realty Trust, Inc.	16,629	441,500
Healthcare Trust of America, Inc., Class A	27,280	677,908
Highwoods Properties, Inc.	13,747	591,258
Hospitality Properties Trust	21,883	556,704
Host Hotels & Resorts, Inc.	98,536	1,828,828
Hudson Pacific Properties, Inc.	20,678	652,804
Iron Mountain, Inc.	37,473	1,178,901
JBG SMITH Properties	12,433	405,937
Kilroy Realty Corp.	13,099	892,042
Kimco Realty Corp.	56,675	847,858
Kite Realty Group Trust	11,130	168,508
Lamar Advertising Co., Class A	11,186	743,533
LaSalle Hotel Properties	15,075	369,790
Lexington Realty Trust	28,834	229,519
Liberty Property Trust	19,628	770,595
Life Storage, Inc.	6,196	486,758
Macerich Co. (The)	14,433	850,681
Mack-Cali Realty Corp.	11,963	202,055
Medical Properties Trust, Inc.	48,486	594,438
Mid-America Apartment Communities, Inc.	15,129	1,298,371
National Health Investors, Inc.	5,530	358,731
National Retail Properties, Inc.	20,245	753,924
Omega Healthcare Investors, Inc.	26,373	671,984
Outfront Media, Inc.	18,457	378,553
Paramount Group, Inc.	27,170	379,021
Park Hotels & Resorts, Inc.	21,449	557,460
Pebblebrook Hotel Trust	9,181	312,246
Physicians Realty Trust	23,863	342,911
Piedmont Office Realty Trust, Inc., Class A	19,223	345,245
PotlatchDeltic Corp.	7,995	408,944
Prologis, Inc.	70,845	4,298,875
Public Storage	19,929	3,874,995
Quality Care Properties, Inc.*	12,491	154,763
Rayonier, Inc.	17,167	583,506
Realty Income Corp.	37,519	1,845,184
Regency Centers Corp.	19,702	1,144,883
Retail Properties of America, Inc., Class A	30,238	361,646
RLJ Lodging Trust	23,267	460,919
Ryman Hospitality Properties, Inc.	6,816	470,031
Sabra Health Care REIT, Inc.	23,731	400,579
SBA Communications Corp.*	15,651	2,461,433
Senior Housing Properties Trust	31,640	479,030
Simon Property Group, Inc.	41,387	6,353,318
SL Green Realty Corp.	12,356	1,197,544
Spirit Realty Capital, Inc.	60,701	473,468
STORE Capital Corp.	22,009	524,695
Sun Communities, Inc.	10,564	924,984
Sunstone Hotel Investors, Inc.	30,004	432,958
Tanger Factory Outlet Centers, Inc.	12,586	280,920
Taubman Centers, Inc.	8,084	472,591
UDR, Inc.	35,627	1,197,780
Uniti Group, Inc.*	21,959	337,071
Urban Edge Properties	14,093	304,127
Ventas, Inc.	47,420	2,291,334
VEREIT, Inc.	129,709	888,507
Vornado Realty Trust	22,956	1,525,885
Washington Prime Group, Inc.	24,734	162,008
Washington REIT	10,447	264,100
Weingarten Realty Investors	15,902	431,421
Welltower, Inc.	49,312	2,588,880
Weyerhaeuser Co.	100,503	3,520,620
WP Carey, Inc.	14,235	852,961
Xenia Hotels & Resorts, Inc.	14,210	279,511
		115,973,625
Mortgage Real Estate Investment Trusts (REITs) - 4.0%
AGNC Investment Corp.	52,100	934,674
Annaly Capital Management, Inc.	154,390	1,548,532
Blackstone Mortgage Trust, Inc., Class A	14,064	436,687
Chimera Investment Corp.	25,002	419,034
Invesco Mortgage Capital, Inc.	14,856	228,337

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
MFA Financial, Inc.	52,852	376,306
New Residential Investment Corp.	44,256	713,849
Starwood Property Trust, Inc.	34,751	703,708
Two Harbors Investment Corp.	23,232	341,278
		5,702,405
Real Estate Management & Development - 2.8%
CBRE Group, Inc., Class A*	40,226	1,880,566
Howard Hughes Corp. (The)*	5,175	663,383
Jones Lang LaSalle, Inc.	6,040	970,084
Realogy Holdings Corp.	17,924	457,958
		3,971,991
TOTAL COMMON STOCKS (Cost $150,936,963)		125,648,021

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 12.9%

REPURCHASE AGREEMENTS(b) - 12.9%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $18,416,855 (Cost $18,416,174)	18,416,174	18,416,174

Total Investments - 101.2% (Cost $169,353,137)		144,064,195
Liabilities Less Other Assets - (1.2%)		(1,672,804)
Net Assets - 100.0%		142,391,391

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $48,454,333.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,933,599
Aggregate gross unrealized depreciation	(36,944,405)
Net unrealized depreciation	$(30,010,806)
Federal income tax cost	$168,657,549

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
6,926,504	7,262,866	11/6/2018	Bank of America NA	1.78%	iShares® U.S. Real Estate ETF	194,983
48,049,409	47,263,378	11/6/2019	Bank of America NA	2.21%	Dow Jones U.S. Real EstateSM Index	(515,642)
4,386,404	4,985,944	11/6/2018	Citibank NA	2.18%	Dow Jones U.S. Real EstateSM Index	924,999
1,285,009	1,150,445	11/13/2019	Credit Suisse International	2.18%	Dow Jones U.S. Real EstateSM Index	(127,520)
57,895,316	56,595,209	11/6/2019	Deutsche Bank AG	1.93%	Dow Jones U.S. Real EstateSM Index	(1,224,307)
824,513	1,456,798	11/6/2018	Goldman Sachs International	1.98%	Dow Jones U.S. Real EstateSM Index	899,603
5,576,317	5,043,289	11/13/2019	Goldman Sachs International	1.51%	iShares® U.S. Real Estate ETF	(557,889)
4,573,141	1,761,174	11/13/2019	Morgan Stanley & Co. International plc	1.98%	Dow Jones U.S. Real EstateSM Index	(2,624,972)
14,609,380	12,109,954	11/13/2019	Morgan Stanley & Co. International plc	1.88%	iShares® U.S. Real Estate ETF	(2,671,687)
17,970,326	20,754,787	11/6/2018	Societe Generale	2.03%	Dow Jones U.S. Real EstateSM Index	4,516,448
5,819,445	1,418,768	11/6/2019	UBS AG	1.93%	Dow Jones U.S. Real EstateSM Index	(4,231,468)
167,915,764	159,802,612					(5,417,452)
					Total Appreciation	6,536,033
					Total Depreciation	(11,953,485)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD  U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 86.3%

Aerospace & Defense - 1.2%
AAR Corp.	2,527	107,600
Aerojet Rocketdyne Holdings, Inc.*	5,429	146,583
Aerovironment, Inc.*	1,649	81,988
Astronics Corp.*	1,684	64,918
Axon Enterprise, Inc.*	4,094	142,594
Cubic Corp.	1,983	121,756
Curtiss-Wright Corp.	3,472	468,651
Ducommun, Inc.*	827	23,272
Engility Holdings, Inc.*	1,416	38,671
Esterline Technologies Corp.*	2,056	151,938
KeyW Holding Corp. (The)*	3,783	28,410
KLX, Inc.*	4,063	274,984
Kratos Defense & Security Solutions, Inc.*	6,722	81,000
Mercury Systems, Inc.*	3,680	169,170
Moog, Inc., Class A*	2,503	209,827
National Presto Industries, Inc.	389	35,321
Sparton Corp.*	757	17,161
Triumph Group, Inc.	3,834	107,160
Vectrus, Inc.*	871	23,770
		2,294,774
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,617	122,212
Atlas Air Worldwide Holdings, Inc.*	1,828	111,234
Echo Global Logistics, Inc.*	2,074	54,857
Forward Air Corp.	2,322	125,388
Hub Group, Inc., Class A*	2,562	111,832
Park-Ohio Holdings Corp.	692	27,576
Radiant Logistics, Inc.*	2,939	10,874
		563,973
Airlines - 0.3%
Allegiant Travel Co.	994	165,302
Hawaiian Holdings, Inc.	4,072	146,592
SkyWest, Inc.	3,984	218,323
		530,217
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.*	7,753	114,434
Cooper Tire & Rubber Co.	4,040	126,654
Cooper-Standard Holdings, Inc.*	1,352	164,728
Dana, Inc.	11,419	303,403
Dorman Products, Inc.*	2,115	145,935
Fox Factory Holding Corp.*	2,750	103,263
Gentherm, Inc.*	2,877	88,612
Horizon Global Corp.*	1,952	16,084
LCI Industries	1,903	207,998
Modine Manufacturing Co.*	3,880	89,240
Motorcar Parts of America, Inc.*	1,496	30,488
Shiloh Industries, Inc.*	1,136	8,281
Standard Motor Products, Inc.	1,692	78,949
Stoneridge, Inc.*	2,113	45,979
Superior Industries International, Inc.	1,934	27,946
Tenneco, Inc.	4,001	210,253
Tower International, Inc.	1,551	40,481
		1,802,728
Automobiles - 0.1%
Winnebago Industries, Inc.	2,473	107,699

Banks - 9.0%
1st Source Corp.	1,265	62,390
Access National Corp.	1,166	32,590
ACNB Corp.	540	15,120
Allegiance Bancshares, Inc.*	899	34,297
American National Bankshares, Inc.	641	23,140
Ameris Bancorp	2,851	151,531
Ames National Corp.	672	17,842
Arrow Financial Corp.	930	29,992
Atlantic Capital Bancshares, Inc.*	1,639	28,355
Banc of California, Inc.	3,412	68,069
BancFirst Corp.	1,319	70,237
Banco Latinoamericano de Comercio Exterior SA, Class E	2,380	66,283
Bancorp, Inc. (The)*	3,861	40,811
BancorpSouth Bank	6,682	210,483
Bank of Commerce Holdings	1,216	13,133
Bank of Marin Bancorp	528	34,927
Bank of NT Butterfield & Son Ltd. (The)	4,224	192,657
Bankwell Financial Group, Inc.	471	14,742
Banner Corp.	2,587	143,009
Bar Harbor Bankshares	1,181	32,005
BCB Bancorp, Inc.	990	15,147
Berkshire Hills Bancorp, Inc.	3,137	115,285
Blue Hills Bancorp, Inc.	1,871	37,701
Boston Private Financial Holdings, Inc.	6,546	95,572
Bridge Bancorp, Inc.	1,479	49,103
Brookline Bancorp, Inc.	5,895	93,436
Bryn Mawr Bank Corp.	1,470	64,018
BSB Bancorp, Inc.*	656	19,024
Byline Bancorp, Inc.*	520	11,991
C&F Financial Corp.	257	11,912
Cadence Bancorp	1,551	42,528
Camden National Corp.	1,201	50,706
Capital City Bank Group, Inc.	867	20,808
Capstar Financial Holdings, Inc.*	676	12,858
Carolina Financial Corp.	1,486	57,672
Cathay General Bancorp	5,985	245,744
CBTX, Inc.	219	6,047
CenterState Bank Corp.	4,750	129,390
Central Pacific Financial Corp.	2,341	65,244
Central Valley Community Bancorp	777	15,151
Century Bancorp, Inc., Class A	230	17,664
Chemical Financial Corp.	5,566	307,188
Chemung Financial Corp.	251	10,723
Citizens & Northern Corp.	923	20,666
City Holding Co.	1,191	80,238
Civista Bancshares, Inc.	779	17,551
CNB Financial Corp.	1,159	31,154
CoBiz Financial, Inc.	3,023	57,316
Codorus Valley Bancorp, Inc.	670	17,534
Columbia Banking System, Inc.	5,665	236,684
Community Bank System, Inc.	3,856	205,563
Community Bankers Trust Corp.*	1,685	13,985
Community Financial Corp. (The)	311	11,588
Community Trust Bancorp, Inc.	1,209	52,592
ConnectOne Bancorp, Inc.	2,370	68,256
County Bancorp, Inc.	368	9,840
Customers Bancorp, Inc.*	2,213	64,929
CVB Financial Corp.	8,131	187,013
DNB Financial Corp.	244	8,211

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Eagle Bancorp, Inc.*	2,476	151,160
Enterprise Bancorp, Inc.	743	23,174
Enterprise Financial Services Corp.	1,738	81,425
Equity Bancshares, Inc., Class A*	852	31,473
Evans Bancorp, Inc.	363	15,645
Farmers & Merchants Bancorp, Inc.	696	25,752
Farmers Capital Bank Corp.	577	21,003
Farmers National Banc Corp.	2,013	27,175
FB Financial Corp.*	1,023	40,439
FCB Financial Holdings, Inc., Class A*	2,842	152,473
Fidelity Southern Corp.	1,738	39,122
Financial Institutions, Inc.	1,136	34,875
First Bancorp, Inc.	801	21,595
First Bancorp/NC	2,208	76,463
First Bancorp/PR*	15,084	90,957
First Bancshares, Inc. (The)	816	25,908
First Busey Corp.	3,198	94,821
First Business Financial Services, Inc.	646	15,536
First Citizens BancShares, Inc., Class A	582	236,932
First Commonwealth Financial Corp.	7,598	106,144
First Community Bancshares, Inc.	1,304	35,404
First Connecticut Bancorp, Inc.	1,106	27,705
First Financial Bancorp	4,839	131,621
First Financial Bankshares, Inc.	4,981	229,126
First Financial Corp.	830	35,607
First Financial Northwest, Inc.	652	10,315
First Foundation, Inc.*	2,339	42,710
First Guaranty Bancshares, Inc.	354	8,875
First Internet Bancorp	626	23,694
First Interstate BancSystem, Inc., Class A	2,044	80,738
First Merchants Corp.	3,217	132,959
First Mid-Illinois Bancshares, Inc.	789	26,936
First Midwest Bancorp, Inc.	8,018	194,196
First Northwest Bancorp*	773	12,368
First of Long Island Corp. (The)	1,876	51,121
Flushing Financial Corp.	2,180	58,206
FNB Bancorp	416	14,868
Franklin Financial Network, Inc.*	925	28,721
Fulton Financial Corp.	13,467	243,753
German American Bancorp, Inc.	1,664	55,128
Glacier Bancorp, Inc.	6,146	239,079
Great Southern Bancorp, Inc.	852	41,237
Great Western Bancorp, Inc.	4,650	190,138
Green Bancorp, Inc.*	1,672	36,450
Guaranty Bancorp	1,900	52,155
Guaranty Bancshares, Inc.	163	5,795
Hancock Holding Co.	6,620	342,254
Hanmi Financial Corp.	2,474	75,581
HarborOne Bancorp, Inc.*	1,036	19,933
Heartland Financial USA, Inc.	1,928	102,859
Heritage Commerce Corp.	2,842	44,847
Heritage Financial Corp.	2,311	68,752
Hilltop Holdings, Inc.	5,756	139,928
Home BancShares, Inc.	12,369	284,363
HomeTrust Bancshares, Inc.*	1,310	33,994
Hope Bancorp, Inc.	10,189	184,013
Horizon Bancorp	1,803	51,025
Howard Bancorp, Inc.*	691	12,438
IBERIABANK Corp.	3,971	320,857
Independent Bank Corp./MA	2,125	147,475
Independent Bank Corp./MI	1,595	36,446
Independent Bank Group, Inc.	1,385	97,227
International Bancshares Corp.	4,299	166,156
Investar Holding Corp.	642	15,633
Investors Bancorp, Inc.	20,362	274,887
Lakeland Bancorp, Inc.	3,524	67,308
Lakeland Financial Corp.	1,897	85,953
LCNB Corp.	696	12,876
LegacyTexas Financial Group, Inc.	3,711	155,454
Live Oak Bancshares, Inc.	1,830	47,763
Macatawa Bank Corp.	2,039	20,166
MainSource Financial Group, Inc.	1,940	73,274
MB Financial, Inc.	6,362	260,906
MBT Financial Corp.	1,400	14,280
Mercantile Bank Corp.	1,265	41,871
Metropolitan Bank Holding Corp.*	283	12,571
Middlefield Banc Corp.	205	9,840
Midland States Bancorp, Inc.	1,217	38,153
MidSouth Bancorp, Inc.	1,144	14,300
MidWestOne Financial Group, Inc.	876	27,874
MutualFirst Financial, Inc.	481	17,172
National Bank Holdings Corp., Class A	1,953	63,648
National Bankshares, Inc.	532	21,200
National Commerce Corp.*	942	40,459
NBT Bancorp, Inc.	3,351	116,615
Nicolet Bankshares, Inc.*	694	37,525
Northeast Bancorp	577	12,665
Northrim Bancorp, Inc.	532	17,689
Norwood Financial Corp.	450	13,284
OFG Bancorp	3,397	36,518
Ohio Valley Banc Corp.	320	12,528
Old Line Bancshares, Inc.	669	21,160
Old National Bancorp	10,550	179,350
Old Point Financial Corp.	285	7,154
Old Second Bancorp, Inc.	2,271	31,226
Opus Bank	1,570	44,039
Orrstown Financial Services, Inc.	582	14,375
Pacific Mercantile Bancorp*	1,214	10,015
Pacific Premier Bancorp, Inc.*	3,076	129,346
Park National Corp.	1,049	105,970
Parke Bancorp, Inc.	455	9,441
Peapack Gladstone Financial Corp.	1,369	45,150
Penns Woods Bancorp, Inc.	362	14,701
Peoples Bancorp of North Carolina, Inc.	365	10,165
Peoples Bancorp, Inc.	1,288	44,423
Peoples Financial Services Corp.	538	22,149
People’s Utah Bancorp	1,061	32,201
Preferred Bank	1,040	64,823
Premier Financial Bancorp, Inc.	739	13,021
QCR Holdings, Inc.	952	41,507
RBB Bancorp	297	7,591
Reliant Bancorp, Inc.	544	12,942
Renasant Corp.	3,556	148,499
Republic Bancorp, Inc., Class A	756	28,161
Republic First Bancorp, Inc.*	3,824	32,313
S&T Bancorp, Inc.	2,698	106,463
Sandy Spring Bancorp, Inc.	2,536	98,295
Seacoast Banking Corp. of Florida*	3,350	87,837
ServisFirst Bancshares, Inc.	3,633	145,901
Shore Bancshares, Inc.	982	16,714
Sierra Bancorp	1,057	27,503
Simmons First National Corp., Class A	6,507	185,124

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
SmartFinancial, Inc.*	562	12,263
South State Corp.	2,836	245,918
Southern First Bancshares, Inc.*	518	21,834
Southern National Bancorp of Virginia, Inc.	1,682	25,869
Southside Bancshares, Inc.	2,175	72,645
State Bank Financial Corp.	2,945	85,228
Sterling Bancorp	16,743	389,275
Stock Yards Bancorp, Inc.	1,713	60,126
Summit Financial Group, Inc.	854	20,453
Texas Capital Bancshares, Inc.*	3,913	352,953
Tompkins Financial Corp.	1,148	88,098
Towne Bank	5,009	143,007
TriCo Bancshares	1,604	59,909
TriState Capital Holdings, Inc.*	1,754	39,202
Triumph Bancorp, Inc.*	1,376	56,347
Trustmark Corp.	5,298	165,510
Two River Bancorp	566	9,701
UMB Financial Corp.	3,554	259,442
Umpqua Holdings Corp.	17,395	370,687
Union Bankshares Corp.	4,394	164,248
Union Bankshares, Inc.	305	15,647
United Bankshares, Inc.	7,856	278,888
United Community Banks, Inc.	5,745	177,578
United Security Bancshares	1,022	10,424
Unity Bancorp, Inc.	606	12,514
Univest Corp. of Pennsylvania	2,038	55,841
Valley National Bancorp	20,284	252,941
Veritex Holdings, Inc.*	1,270	35,255
Washington Trust Bancorp, Inc.	1,177	61,027
WesBanco, Inc.	3,305	136,199
West Bancorporation, Inc.	1,246	30,278
Westamerica Bancorp	1,998	114,465
Wintrust Financial Corp.	4,356	368,126
		16,800,639
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	654	106,635
Castle Brands, Inc.*	6,956	8,069
Coca-Cola Bottling Co. Consolidated	369	68,859
Craft Brew Alliance, Inc.*	996	17,778
MGP Ingredients, Inc.	1,013	85,011
National Beverage Corp.	922	90,301
Primo Water Corp.*	1,987	24,202
		400,855
Biotechnology - 5.7%
Abeona Therapeutics, Inc.*	2,209	30,595
Acceleron Pharma, Inc.*	2,946	123,526
Achaogen, Inc.*	2,682	27,973
Achillion Pharmaceuticals, Inc.*	9,185	29,851
Acorda Therapeutics, Inc.*	3,400	80,750
Adamas Pharmaceuticals, Inc.*	1,172	28,655
Aduro Biotech, Inc.*	3,534	22,088
Advaxis, Inc.*	2,921	5,433
Agenus, Inc.*	5,865	31,612
Aileron Therapeutics, Inc.*	298	2,447
Aimmune Therapeutics, Inc.*	2,762	89,765
Akebia Therapeutics, Inc.*	3,514	50,250
Alder Biopharmaceuticals, Inc.*	4,977	69,180
Allena Pharmaceuticals, Inc.*	423	2,881
AMAG Pharmaceuticals, Inc.*	2,753	57,951
Amicus Therapeutics, Inc.*	14,630	201,309
AnaptysBio, Inc.*	1,401	171,987
Anavex Life Sciences Corp.*	2,929	6,912
Apellis Pharmaceuticals, Inc.*	850	15,581
Ardelyx, Inc.*	2,622	14,093
Arena Pharmaceuticals, Inc.*	3,086	119,644
Array BioPharma, Inc.*	15,627	270,660
Asterias Biotherapeutics, Inc.*	2,321	4,990
Atara Biotherapeutics, Inc.*	2,100	80,903
Athenex, Inc.*	556	8,807
Athersys, Inc.*	8,015	10,981
Audentes Therapeutics, Inc.*	1,289	43,426
Avexis, Inc.*	2,167	268,123
Axovant Sciences Ltd.*	2,546	3,666
Bellicum Pharmaceuticals, Inc.*	2,133	14,824
BioCryst Pharmaceuticals, Inc.*	7,691	38,224
Biohaven Pharmaceutical Holding Co. Ltd.*	823	27,891
BioSpecifics Technologies Corp.*	444	17,982
BioTime, Inc.*	6,798	17,811
Bluebird Bio, Inc.*	3,841	772,041
Blueprint Medicines Corp.*	3,339	289,024
Calithera Biosciences, Inc.*	2,404	18,511
Calyxt, Inc.*	638	11,720
Cara Therapeutics, Inc.*	2,097	29,316
Cascadian Therapeutics, Inc.*	2,763	27,547
Catalyst Pharmaceuticals, Inc.*	5,615	17,912
Celcuity, Inc.*	219	3,797
Celldex Therapeutics, Inc.*	10,326	23,234
ChemoCentryx, Inc.*	1,940	18,857
Chimerix, Inc.*	3,658	17,778
Clovis Oncology, Inc.*	3,449	200,283
Coherus Biosciences, Inc.*	3,011	29,809
Conatus Pharmaceuticals, Inc.*	2,064	10,733
Concert Pharmaceuticals, Inc.*	1,407	30,785
Corbus Pharmaceuticals Holdings, Inc.*	3,805	28,157
Corvus Pharmaceuticals, Inc.*	661	5,414
Curis, Inc.*	10,380	5,138
Cytokinetics, Inc.*	3,260	25,265
CytomX Therapeutics, Inc.*	2,280	67,739
Deciphera Pharmaceuticals, Inc.*	648	16,213
Dynavax Technologies Corp.*	4,777	77,149
Eagle Pharmaceuticals, Inc.*	631	35,424
Edge Therapeutics, Inc.*	1,559	23,463
Editas Medicine, Inc.*	2,703	99,038
Emergent BioSolutions, Inc.*	2,630	130,711
Enanta Pharmaceuticals, Inc.*	1,218	95,759
Epizyme, Inc.*	3,845	68,056
Esperion Therapeutics, Inc.*	1,332	107,106
Exact Sciences Corp.*	9,233	411,884
Fate Therapeutics, Inc.*	2,992	33,690
FibroGen, Inc.*	5,470	301,397
Five Prime Therapeutics, Inc.*	2,133	45,348
Flexion Therapeutics, Inc.*	2,573	65,251
Fortress Biotech, Inc.*	2,586	11,016
Foundation Medicine, Inc.*	1,137	94,087
G1 Therapeutics, Inc.*	617	13,938
Genocea Biosciences, Inc.*	2,248	2,248
Genomic Health, Inc.*	1,551	49,632
Geron Corp.*	11,670	26,958
Global Blood Therapeutics, Inc.*	2,897	169,909
Halozyme Therapeutics, Inc.*	9,368	184,175
Heron Therapeutics, Inc.*	3,566	72,568
Idera Pharmaceuticals, Inc.*	11,073	19,599
Immune Design Corp.*	2,515	7,294
ImmunoGen, Inc.*	7,840	87,102

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Immunomedics, Inc.*	8,024	135,686
Inovio Pharmaceuticals, Inc.*	6,395	26,220
Insmed, Inc.*	6,005	145,381
Insys Therapeutics, Inc.*	1,886	13,749
Intellia Therapeutics, Inc.*	1,308	34,139
Invitae Corp.*	3,346	22,050
Iovance Biotherapeutics, Inc.*	4,832	83,835
Ironwood Pharmaceuticals, Inc.*	10,570	150,094
Jounce Therapeutics, Inc.*	1,136	23,947
Karyopharm Therapeutics, Inc.*	2,652	39,170
Keryx Biopharmaceuticals, Inc.*	7,030	32,268
Kindred Biosciences, Inc.*	1,974	17,569
Kura Oncology, Inc.*	1,582	35,753
La Jolla Pharmaceutical Co.*	1,373	42,645
Lexicon Pharmaceuticals, Inc.*	3,383	29,195
Ligand Pharmaceuticals, Inc.*	1,609	244,391
Loxo Oncology, Inc.*	1,794	199,529
MacroGenics, Inc.*	2,660	66,739
Madrigal Pharmaceuticals, Inc.*	326	41,089
Matinas BioPharma Holdings, Inc.*	5,132	5,077
MediciNova, Inc.*	2,685	28,058
Merrimack Pharmaceuticals, Inc.	1,007	11,188
Mersana Therapeutics, Inc.*	397	6,872
MiMedx Group, Inc.*	8,137	57,691
Minerva Neurosciences, Inc.*	2,080	10,920
Miragen Therapeutics, Inc.*	1,034	5,739
Momenta Pharmaceuticals, Inc.*	5,934	101,175
Myriad Genetics, Inc.*	5,126	166,185
NantKwest, Inc.*	2,319	10,296
Natera, Inc.*	2,506	22,554
NewLink Genetics Corp.*	2,278	16,356
Novavax, Inc.*	24,523	53,215
Novelion Therapeutics, Inc.*	1,188	4,918
Nymox Pharmaceutical Corp.*	2,479	8,007
Oncocyte Corp.*	302	997
Organovo Holdings, Inc.*	7,866	7,945
Otonomy, Inc.*	2,213	13,167
Ovid therapeutics, Inc.*	397	2,616
PDL BioPharma, Inc.*	11,968	28,723
Pieris Pharmaceuticals, Inc.*	2,804	23,890
Portola Pharmaceuticals, Inc.*	4,463	188,874
Progenics Pharmaceuticals, Inc.*	5,553	37,094
Protagonist Therapeutics, Inc.*	895	15,170
Prothena Corp. plc*	3,015	101,575
PTC Therapeutics, Inc.*	3,148	81,061
Puma Biotechnology, Inc.*	2,255	147,364
Ra Pharmaceuticals, Inc.*	923	5,889
Radius Health, Inc.*	3,003	114,384
Recro Pharma, Inc.*	1,069	9,632
REGENXBIO, Inc.*	2,160	61,452
Repligen Corp.*	2,949	101,121
Retrophin, Inc.*	3,001	75,085
Rhythm Pharmaceuticals, Inc.*	647	16,725
Rigel Pharmaceuticals, Inc.*	11,610	43,654
Sage Therapeutics, Inc.*	3,224	520,225
Sangamo Therapeutics, Inc.*	6,582	157,639
Sarepta Therapeutics, Inc.*	4,797	301,108
Selecta Biosciences, Inc.*	1,093	10,012
Seres Therapeutics, Inc.*	1,606	15,257
Spark Therapeutics, Inc.*	2,170	123,907
Spectrum Pharmaceuticals, Inc.*	6,820	146,698
Spero Therapeutics, Inc.*	474	5,015
Stemline Therapeutics, Inc.*	1,773	30,407
Strongbridge Biopharma plc*	1,939	14,155
Syndax Pharmaceuticals, Inc.*	924	8,353
Synergy Pharmaceuticals, Inc.*	19,520	35,331
Syros Pharmaceuticals, Inc.*	982	10,350
TG Therapeutics, Inc.*	4,030	56,420
Tocagen, Inc.*	1,398	15,238
Trevena, Inc.*	4,403	7,881
Ultragenyx Pharmaceutical, Inc.*	3,107	148,546
Vanda Pharmaceuticals, Inc.*	3,456	65,146
VBI Vaccines, Inc.*	2,712	9,953
Veracyte, Inc.*	1,858	11,185
Versartis, Inc.*	2,590	4,144
Voyager Therapeutics, Inc.*	1,338	38,441
vTv Therapeutics, Inc., Class A*	557	3,147
XBiotech, Inc.*	1,517	7,312
Xencor, Inc.*	2,989	91,553
ZIOPHARM Oncology, Inc.*	10,313	38,467
		10,716,854
Building Products - 1.2%
AAON, Inc.	3,253	119,548
Advanced Drainage Systems, Inc.	2,773	70,850
American Woodmark Corp.*	1,106	142,011
Apogee Enterprises, Inc.	2,223	95,900
Armstrong Flooring, Inc.*	1,702	23,845
Builders FirstSource, Inc.*	8,666	166,214
Caesarstone Ltd.	1,781	38,559
Continental Building Products, Inc.*	2,983	81,138
CSW Industrials, Inc.*	1,137	52,132
Gibraltar Industries, Inc.*	2,493	86,507
Griffon Corp.	2,302	43,047
Insteel Industries, Inc.	1,429	40,355
JELD-WEN Holding, Inc.*	5,296	165,023
Masonite International Corp.*	2,228	136,019
NCI Building Systems, Inc.*	3,140	51,182
Patrick Industries, Inc.*	1,905	117,062
PGT Innovations, Inc.*	3,799	66,483
Ply Gem Holdings, Inc.*	1,742	37,627
Quanex Building Products Corp.	2,696	45,158
Simpson Manufacturing Co., Inc.	3,237	179,071
Trex Co., Inc.*	2,320	239,888
Universal Forest Products, Inc.	4,711	155,180
		2,152,799
Capital Markets - 1.2%
Arlington Asset Investment Corp., Class A	2,162	23,393
Artisan Partners Asset Management, Inc., Class A	3,551	119,846
Associated Capital Group, Inc., Class A	352	12,144
B. Riley Financial, Inc.	1,630	30,155
BlackRock Capital Investment Corp.	2	11
Cohen & Steers, Inc.	1,676	67,040
Cowen, Inc.*	2,034	29,188
Diamond Hill Investment Group, Inc.	249	51,052
Donnelley Financial Solutions, Inc.*	2,631	45,543
Evercore, Inc., Class A	3,022	281,197
Financial Engines, Inc.	4,596	153,966
GAIN Capital Holdings, Inc.	2,686	19,044
GAMCO Investors, Inc., Class A	351	9,407
Greenhill & Co., Inc.	1,910	38,868
Hamilton Lane, Inc., Class A	1,106	38,644
Hercules Capital, Inc.	6	72

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Houlihan Lokey, Inc.	2,102	97,575
INTL. FCStone, Inc.*	1,190	47,183
Investment Technology Group, Inc.	2,581	51,155
Ladenburg Thalmann Financial Services, Inc.	8,083	26,997
Medley Management, Inc., Class A	412	2,513
Moelis & Co., Class A	2,452	124,439
OM Asset Management plc	5,917	90,708
Oppenheimer Holdings, Inc., Class A	769	20,417
Piper Jaffray Cos.	1,130	94,355
PJT Partners, Inc., Class A	1,421	67,938
Prospect Capital Corp.	3	20
Pzena Investment Management, Inc., Class A	1,327	14,438
Safeguard Scientifics, Inc.*	1,590	19,398
Silvercrest Asset Management Group, Inc., Class A	560	8,456
Stifel Financial Corp.	5,234	334,324
Value Line, Inc.	86	1,598
Virtu Financial, Inc., Class A	1,985	58,955
Virtus Investment Partners, Inc.	539	66,324
Waddell & Reed Financial, Inc., Class A	6,380	127,600
Westwood Holdings Group, Inc.	637	34,615
WisdomTree Investments, Inc.	9,056	87,028
		2,295,606
Chemicals - 1.9%
A Schulman, Inc.	2,244	98,399
Advanced Emissions Solutions, Inc.	1,553	14,971
AdvanSix, Inc.*	2,353	97,297
AgroFresh Solutions, Inc.*	1,730	13,390
American Vanguard Corp.	2,255	43,972
Balchem Corp.	2,488	187,222
Calgon Carbon Corp.	3,967	84,299
Chase Corp.	561	58,344
Codexis, Inc.*	3,202	30,579
Core Molding Technologies, Inc.	576	10,483
Ferro Corp.*	6,575	140,639
Flotek Industries, Inc.*	4,343	25,841
FutureFuel Corp.	1,965	23,560
GCP Applied Technologies, Inc.*	5,631	173,153
Hawkins, Inc.	757	25,359
HB Fuller Co.	3,961	199,595
Ingevity Corp.*	3,341	250,274
Innophos Holdings, Inc.	1,519	63,130
Innospec, Inc.	1,882	122,236
Intrepid Potash, Inc.*	7,434	24,607
KMG Chemicals, Inc.	1,028	61,649
Koppers Holdings, Inc.*	1,619	65,408
Kraton Corp.*	2,354	99,833
Kronos Worldwide, Inc.	1,781	38,202
LSB Industries, Inc.*	1,707	12,751
Minerals Technologies, Inc.	2,761	189,681
OMNOVA Solutions, Inc.*	3,392	34,259
PolyOne Corp.	6,318	260,997
PQ Group Holdings, Inc.*	2,300	30,820
Quaker Chemical Corp.	1,020	145,381
Rayonier Advanced Materials, Inc.	3,365	68,545
Sensient Technologies Corp.	3,478	250,242
Stepan Co.	1,567	125,517
Trecora Resources*	1,543	17,127
Tredegar Corp.	2,029	32,363
Trinseo SA	3,486	277,486
Tronox Ltd., Class A	7,058	129,020
Valhi, Inc.	1,985	11,295
		3,537,926
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	4,390	154,352
ACCO Brands Corp.	8,260	104,489
Advanced Disposal Services, Inc.*	3,433	76,831
Aqua Metals, Inc.*	1,323	3,056
ARC Document Solutions, Inc.*	3,139	6,686
Brady Corp., Class A	3,647	136,398
Brink’s Co. (The)	3,601	264,673
Casella Waste Systems, Inc., Class A*	3,071	78,065
CECO Environmental Corp.	2,344	9,634
CompX International, Inc.	130	1,774
Covanta Holding Corp.	9,203	137,585
Deluxe Corp.	3,807	270,297
Ennis, Inc.	1,965	38,317
Essendant, Inc.	2,934	23,296
Healthcare Services Group, Inc.	5,596	254,226
Heritage-Crystal Clean, Inc.*	1,130	22,600
Herman Miller, Inc.	4,685	168,191
HNI Corp.	3,402	125,806
Hudson Technologies, Inc.*	2,880	17,568
InnerWorkings, Inc.*	3,616	33,376
Interface, Inc.	4,688	113,450
Kimball International, Inc., Class B	2,863	47,039
Knoll, Inc.	3,797	80,762
LSC Communications, Inc.	2,695	39,239
Matthews International Corp., Class A	2,457	125,921
McGrath RentCorp	1,840	93,141
Mobile Mini, Inc.	3,451	144,769
MSA Safety, Inc.	2,617	211,009
Multi-Color Corp.	1,073	67,975
NL Industries, Inc.*	656	5,281
Quad/Graphics, Inc.	2,463	64,999
RR Donnelley & Sons Co.	5,508	41,530
SP Plus Corp.*	1,366	49,176
Steelcase, Inc., Class A	6,620	90,363
Team, Inc.*	2,298	37,572
Tetra Tech, Inc.	4,389	214,842
UniFirst Corp.	1,199	186,205
US Ecology, Inc.	1,715	90,724
Viad Corp.	1,588	82,655
VSE Corp.	678	32,883
		3,746,755
Communications Equipment - 1.4%
Acacia Communications, Inc.*	1,478	57,199
ADTRAN, Inc.	3,814	59,689
Aerohive Networks, Inc.*	2,513	10,529
Applied Optoelectronics, Inc.*	1,471	41,085
CalAmp Corp.*	2,716	63,554
Calix, Inc.*	3,372	22,087
Ciena Corp.*	11,079	256,700
Clearfield, Inc.*	903	12,190
Comtech Telecommunications Corp.	1,803	39,846
Digi International, Inc.*	2,077	21,705
EMCORE Corp.*	2,115	11,209
Extreme Networks, Inc.*	8,798	100,385
Finisar Corp.*	8,953	161,154
Harmonic, Inc.*	6,227	18,837
Infinera Corp.*	11,582	115,241
InterDigital, Inc.	2,719	195,224

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
KVH Industries, Inc.*	1,223	12,475
Lumentum Holdings, Inc.*	4,853	296,033
NETGEAR, Inc.*	2,457	136,978
NetScout Systems, Inc.*	6,627	175,947
Oclaro, Inc.*	13,005	93,246
Plantronics, Inc.	2,586	139,747
Quantenna Communications, Inc.*	1,733	23,829
Ribbon Communications, Inc.*	3,727	24,151
Ubiquiti Networks, Inc.*	1,760	111,936
ViaSat, Inc.*	4,182	291,862
Viavi Solutions, Inc.*	17,975	172,920
		2,665,758
Construction & Engineering - 1.0%
Aegion Corp.*	2,536	58,227
Ameresco, Inc., Class A*	1,466	11,948
Argan, Inc.	1,141	45,583
Chicago Bridge & Iron Co. NV	7,913	138,161
Comfort Systems USA, Inc.	2,892	118,717
Dycom Industries, Inc.*	2,368	258,680
EMCOR Group, Inc.	4,629	353,239
Granite Construction, Inc.	3,117	181,098
Great Lakes Dredge & Dock Corp.*	4,460	20,293
HC2 Holdings, Inc.*	3,264	16,189
IES Holdings, Inc.*	680	10,438
KBR, Inc.	11,044	167,206
Layne Christensen Co.*	1,417	21,964
MasTec, Inc.*	5,228	266,367
MYR Group, Inc.*	1,255	40,599
Northwest Pipe Co.*	749	13,130
NV5 Global, Inc.*	632	27,334
Orion Group Holdings, Inc.*	2,158	13,552
Primoris Services Corp.	3,097	77,115
Sterling Construction Co., Inc.*	2,029	24,510
Tutor Perini Corp.*	2,936	70,904
		1,935,254
Construction Materials - 0.2%
Forterra, Inc.*	1,465	10,387
Summit Materials, Inc., Class A*	8,689	274,833
United States Lime & Minerals, Inc.	155	11,038
US Concrete, Inc.*	1,243	90,428
		386,686
Consumer Finance - 0.6%
Elevate Credit, Inc.*	1,360	9,710
Encore Capital Group, Inc.*	1,885	80,678
Enova International, Inc.*	2,596	57,112
EZCORP, Inc., Class A*	3,919	50,947
FirstCash, Inc.	3,640	268,268
Green Dot Corp., Class A*	3,639	237,008
LendingClub Corp.*	25,651	80,801
Nelnet, Inc., Class A	1,497	82,844
PRA Group, Inc.*	3,507	134,318
Regional Management Corp.*	801	23,966
World Acceptance Corp.*	462	49,674
		1,075,326
Containers & Packaging - 0.1%
Greif, Inc., Class A	2,005	115,428
Greif, Inc., Class B	442	26,587
Myers Industries, Inc.	1,814	34,375
UFP Technologies, Inc.*	507	14,424
		190,814
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,582	73,323
Funko, Inc., Class A*	826	6,096
VOXX International Corp.*	1,573	8,494
Weyco Group, Inc.	485	14,759
		102,672
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	4,732	217,909
American Public Education, Inc.*	1,241	38,161
Ascent Capital Group, Inc., Class A*	865	5,882
Bridgepoint Education, Inc.*	1,463	9,758
Cambium Learning Group, Inc.*	1,085	8,040
Capella Education Co.	903	70,163
Career Education Corp.*	5,311	70,264
Carriage Services, Inc.	1,163	31,657
Chegg, Inc.*	7,476	148,847
Collectors Universe, Inc.	587	9,140
Grand Canyon Education, Inc.*	3,683	361,486
Houghton Mifflin Harcourt Co.*	8,120	55,216
K12, Inc.*	3,022	45,118
Laureate Education, Inc., Class A*	4,342	58,053
Liberty Tax, Inc., Class A	538	4,223
Regis Corp.*	2,789	44,875
Sotheby’s*	2,991	138,124
Strayer Education, Inc.	834	74,760
Weight Watchers International, Inc.*	2,198	148,629
		1,540,305
Diversified Financial Services - 0.1%
Cannae Holdings, Inc.*	4,853	89,198
Marlin Business Services Corp.	690	17,802
On Deck Capital, Inc.*	3,871	20,091
Tiptree, Inc.	1,963	11,287
		138,378
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	823	49,298
Cincinnati Bell, Inc.*	3,297	53,247
Cogent Communications Holdings, Inc.	3,266	139,948
Consolidated Communications Holdings, Inc.	5,133	59,338
Frontier Communications Corp.	6,175	43,410
GCI Liberty, Inc.*	2,089	80,322
Globalstar, Inc.*	44,686	42,479
Hawaiian Telcom Holdco, Inc.*	469	13,212
IDT Corp., Class B*	1,366	16,501
Intelsat SA*	2,847	13,780
Iridium Communications, Inc.*	6,580	76,986
Ooma, Inc.*	1,331	14,175
ORBCOMM, Inc.*	5,331	55,442
pdvWireless, Inc.*	742	23,892
Vonage Holdings Corp.*	16,156	163,983
Windstream Holdings, Inc.	14,369	22,703
		868,716
Electric Utilities - 0.8%
ALLETE, Inc.	4,018	273,827
El Paso Electric Co.	3,175	154,305
Genie Energy Ltd., Class B	1,059	4,713
IDACORP, Inc.	3,968	321,606
MGE Energy, Inc.	2,744	144,060
Otter Tail Corp.	3,088	122,902
PNM Resources, Inc.	6,267	220,598
Portland General Electric Co.	7,025	279,103
Spark Energy, Inc., Class A	915	8,510
		1,529,624

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	520	16,302
Atkore International Group, Inc.*	2,602	56,568
AZZ, Inc.	2,039	83,293
Babcock & Wilcox Enterprises, Inc.*	3,465	22,037
Encore Wire Corp.	1,591	83,368
Energous Corp.*	1,477	32,568
EnerSys	3,428	238,897
Generac Holdings, Inc.*	4,779	212,570
General Cable Corp.	3,867	114,270
LSI Industries, Inc.	1,932	15,089
Plug Power, Inc.*	17,935	33,359
Powell Industries, Inc.	692	18,428
Preformed Line Products Co.	240	14,590
Revolution Lighting Technologies, Inc.*	967	3,298
Sunrun, Inc.*	6,673	44,642
Thermon Group Holdings, Inc.*	2,530	55,205
TPI Composites, Inc.*	839	16,629
Vicor Corp.*	1,315	33,861
Vivint Solar, Inc.*	2,122	6,366
		1,101,340
Electronic Equipment, Instruments & Components - 2.4%
Akoustis Technologies, Inc.*	941	5,420
Anixter International, Inc.*	2,279	172,178
AVX Corp.	3,619	62,609
Badger Meter, Inc.	2,204	104,910
Bel Fuse, Inc., Class B	755	13,062
Belden, Inc.	3,304	240,300
Benchmark Electronics, Inc.*	3,926	117,780
Control4 Corp.*	1,989	47,816
CTS Corp.	2,509	64,481
Daktronics, Inc.	2,787	24,832
Electro Scientific Industries, Inc.*	2,511	45,022
ePlus, Inc.*	1,031	78,923
Fabrinet*	2,849	85,897
FARO Technologies, Inc.*	1,301	77,214
Fitbit, Inc., Class A*	15,214	72,723
II-VI, Inc.*	4,763	183,376
Insight Enterprises, Inc.*	2,796	97,664
Iteris, Inc.*	1,870	10,416
Itron, Inc.*	2,684	187,880
KEMET Corp.*	4,349	78,195
Kimball Electronics, Inc.*	2,084	36,157
Knowles Corp.*	6,922	99,954
Littelfuse, Inc.	1,896	393,420
Maxwell Technologies, Inc.*	2,833	16,120
Mesa Laboratories, Inc.	255	33,405
Methode Electronics, Inc.	2,811	110,894
MicroVision, Inc.*	6,178	6,796
MTS Systems Corp.	1,336	65,397
Napco Security Technologies, Inc.*	935	9,444
Novanta, Inc.*	2,514	140,407
OSI Systems, Inc.*	1,387	87,575
Park Electrochemical Corp.	1,512	25,734
PC Connection, Inc.	908	22,546
PCM, Inc.*	741	5,261
Plexus Corp.*	2,637	159,064
Radisys Corp.*	2,893	2,488
Rogers Corp.*	1,416	194,445
Sanmina Corp.*	5,620	154,831
ScanSource, Inc.*	1,946	63,732
SYNNEX Corp.	2,277	281,551
Systemax, Inc.	902	25,770
Tech Data Corp.*	2,754	284,598
TTM Technologies, Inc.*	7,254	117,225
VeriFone Systems, Inc.*	8,745	145,167
Vishay Intertechnology, Inc.	10,404	191,434
Vishay Precision Group, Inc.*	797	23,870
		4,467,983
Energy Equipment & Services - 1.2%
Archrock, Inc.	5,486	52,117
Basic Energy Services, Inc.*	1,367	22,118
Bristow Group, Inc.	2,541	37,505
C&J Energy Services, Inc.*	3,643	87,432
CARBO Ceramics, Inc.*	1,803	12,260
Diamond Offshore Drilling, Inc.*	5,080	73,660
Dril-Quip, Inc.*	2,975	134,024
Ensco plc, Class A	33,571	149,055
Era Group, Inc.*	1,546	14,610
Exterran Corp.*	2,520	65,192
Fairmount Santrol Holdings, Inc.*	12,179	54,562
Forum Energy Technologies, Inc.*	6,329	71,518
Frank’s International NV	3,913	20,465
Geospace Technologies Corp.*	1,029	10,527
Gulf Island Fabrication, Inc.	1,073	8,852
Helix Energy Solutions Group, Inc.*	11,042	65,810
Independence Contract Drilling, Inc.*	2,690	11,164
Keane Group, Inc.*	3,130	48,671
Key Energy Services, Inc.*	810	10,862
Mammoth Energy Services, Inc.*	632	16,546
Matrix Service Co.*	2,061	29,472
McDermott International, Inc.*	22,238	162,337
Natural Gas Services Group, Inc.*	974	24,253
NCS Multistage Holdings, Inc.*	833	12,178
Newpark Resources, Inc.*	6,609	54,524
Noble Corp. plc*	19,175	74,399
Oil States International, Inc.*	3,990	98,154
Parker Drilling Co.*	10,544	9,490
PHI, Inc. (Non-Voting)*	915	9,013
Pioneer Energy Services Corp.*	5,979	16,442
ProPetro Holding Corp.*	4,477	72,214
Ranger Energy Services, Inc.*	465	4,152
RigNet, Inc.*	1,047	14,030
Rowan Cos. plc, Class A*	9,160	111,386
SEACOR Holdings, Inc.*	1,290	53,548
SEACOR Marine Holdings, Inc.*	1,275	21,573
Select Energy Services, Inc., Class A*	2,102	30,185
Smart Sand, Inc.*	1,716	12,733
Solaris Oilfield Infrastructure, Inc., Class A*	1,372	23,091
Superior Energy Services, Inc.*	11,956	102,224
TETRA Technologies, Inc.*	8,989	32,630
Unit Corp.*	4,065	77,885
US Silica Holdings, Inc.	6,414	166,058
Willbros Group, Inc.*	3,442	3,264
		2,182,185
Equity Real Estate Investment Trusts (REITs) - 4.8%
Acadia Realty Trust	6,513	156,833
Agree Realty Corp.	2,223	104,703
Alexander & Baldwin, Inc.	5,354	117,734
Alexander’s, Inc.	167	61,010
American Assets Trust, Inc.	3,170	100,552
Armada Hoffler Properties, Inc.	3,510	45,911
Ashford Hospitality Prime, Inc.	2,082	17,905

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Ashford Hospitality Trust, Inc.	6,036	33,258
Bluerock Residential Growth REIT, Inc.	1,803	13,577
CareTrust REIT, Inc.	5,922	78,467
CatchMark Timber Trust, Inc., Class A	3,401	44,485
CBL & Associates Properties, Inc.	13,238	61,292
Cedar Realty Trust, Inc.	6,923	27,484
Chatham Lodging Trust	3,506	63,774
Chesapeake Lodging Trust	4,646	120,146
City Office REIT, Inc.	2,320	23,293
Clipper Realty, Inc.	1,237	11,009
Community Healthcare Trust, Inc.	1,351	31,803
CorEnergy Infrastructure Trust, Inc.	934	33,517
Cousins Properties, Inc.	32,834	273,836
DiamondRock Hospitality Co.	15,707	161,468
Easterly Government Properties, Inc.	3,311	63,041
EastGroup Properties, Inc.	2,639	213,838
Education Realty Trust, Inc.	5,977	186,124
Farmland Partners, Inc.	2,494	18,755
First Industrial Realty Trust, Inc.	9,343	261,884
Four Corners Property Trust, Inc.	4,844	106,374
Franklin Street Properties Corp.	8,207	66,395
Front Yard Residential Corp.	3,896	40,869
GEO Group, Inc. (The)	9,612	204,736
Getty Realty Corp.	2,430	57,348
Gladstone Commercial Corp.	2,143	36,238
Global Medical REIT, Inc.	1,427	9,275
Global Net Lease, Inc.	5,322	83,236
Government Properties Income Trust	7,424	101,857
Gramercy Property Trust	12,570	272,140
Healthcare Realty Trust, Inc.	9,634	255,783
Hersha Hospitality Trust	3,047	51,190
Independence Realty Trust, Inc.	6,586	56,113
InfraREIT, Inc.	3,333	62,127
Investors Real Estate Trust	9,468	44,026
iStar, Inc.*	5,171	52,227
Jernigan Capital, Inc.	1,035	17,481
Kite Realty Group Trust	6,503	98,455
LaSalle Hotel Properties	8,939	219,274
Lexington Realty Trust	17,011	135,408
LTC Properties, Inc.	3,091	114,212
Mack-Cali Realty Corp.	7,110	120,088
MedEquities Realty Trust, Inc.	2,250	21,757
Monmouth Real Estate Investment Corp.	5,581	78,804
National Health Investors, Inc.	3,162	205,119
National Storage Affiliates Trust	3,479	85,340
New Senior Investment Group, Inc.	6,445	52,076
NexPoint Residential Trust, Inc.	1,351	32,573
NorthStar Realty Europe Corp.	4,275	43,947
One Liberty Properties, Inc.	1,130	24,589
Pebblebrook Hotel Trust	5,408	183,926
Pennsylvania REIT	5,375	56,115
Physicians Realty Trust	14,138	203,163
PotlatchDeltic Corp.	4,725	241,684
Preferred Apartment Communities, Inc., Class A	2,863	39,882
PS Business Parks, Inc.	1,553	172,166
QTS Realty Trust, Inc., Class A	3,872	124,949
Quality Care Properties, Inc.*	7,423	91,971
RAIT Financial Trust	7,209	1,298
Ramco-Gershenson Properties Trust	6,172	72,706
Retail Opportunity Investments Corp.	8,504	145,929
Rexford Industrial Realty, Inc.	6,070	163,890
RLJ Lodging Trust	13,324	263,948
Ryman Hospitality Properties, Inc.	3,473	239,498
Sabra Health Care REIT, Inc.	13,931	235,155
Safety Income & Growth, Inc.	813	14,162
Saul Centers, Inc.	891	43,597
Select Income REIT	4,973	90,359
Seritage Growth Properties, Class A	2,006	75,827
STAG Industrial, Inc.	7,440	169,409
Summit Hotel Properties, Inc.	8,141	107,217
Sunstone Hotel Investors, Inc.	17,722	255,728
Terreno Realty Corp.	4,198	139,835
Tier REIT, Inc.	3,744	69,564
UMH Properties, Inc.	2,441	28,486
Universal Health Realty Income Trust	996	55,139
Urban Edge Properties	8,120	175,230
Urstadt Biddle Properties, Inc., Class A	2,319	40,629
Washington Prime Group, Inc.	14,648	95,944
Washington REIT	6,195	156,610
Whitestone REIT	2,925	36,094
Xenia Hotels & Resorts, Inc.	8,452	166,251
		9,031,117
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	2,119	74,271
Chefs’ Warehouse, Inc. (The)*	1,539	34,704
Ingles Markets, Inc., Class A	1,105	35,581
Natural Grocers by Vitamin Cottage, Inc.*	708	4,921
Performance Food Group Co.*	7,097	217,523
PriceSmart, Inc.	1,735	136,631
Smart & Final Stores, Inc.*	1,794	12,917
SpartanNash Co.	2,878	48,264
SUPERVALU, Inc.*	3,011	42,847
United Natural Foods, Inc.*	3,982	169,912
Village Super Market, Inc., Class A	626	14,836
Weis Markets, Inc.	751	27,990
		820,397
Food Products - 1.0%
Alico, Inc.	244	6,490
B&G Foods, Inc.	5,161	142,960
Calavo Growers, Inc.	1,259	107,456
Cal-Maine Foods, Inc.*	2,257	96,148
Darling Ingredients, Inc.*	12,890	234,469
Dean Foods Co.	7,139	61,895
Farmer Brothers Co.*	681	21,247
Fresh Del Monte Produce, Inc.	2,544	118,754
Freshpet, Inc.*	1,950	39,000
Hostess Brands, Inc.*	6,284	76,916
J&J Snack Foods Corp.	1,183	158,912
John B Sanfilippo & Son, Inc.	673	38,859
Lancaster Colony Corp.	1,476	174,670
Landec Corp.*	2,109	27,417
Lifeway Foods, Inc.*	369	2,495
Limoneira Co.	949	20,318
Sanderson Farms, Inc.	1,582	194,823
Seneca Foods Corp., Class A*	547	15,918
Snyder’s-Lance, Inc.	6,757	337,039

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Tootsie Roll Industries, Inc.	1,329	44,389
		1,920,175
Gas Utilities - 0.9%
Chesapeake Utilities Corp.	1,242	82,779
New Jersey Resources Corp.	6,752	257,251
Northwest Natural Gas Co.	2,231	116,347
ONE Gas, Inc.	4,101	260,783
RGC Resources, Inc.	525	13,099
South Jersey Industries, Inc.	6,271	164,363
Southwest Gas Holdings, Inc.*	3,729	245,666
Spire, Inc.	3,709	251,470
WGL Holdings, Inc.	4,023	334,955
		1,726,713
Health Care Equipment & Supplies - 3.4%
Abaxis, Inc.	1,722	114,806
Accuray, Inc.*	6,392	35,476
Analogic Corp.	985	82,247
AngioDynamics, Inc.*	2,868	46,720
Anika Therapeutics, Inc.*	1,129	58,764
Antares Pharma, Inc.*	11,278	24,812
AtriCure, Inc.*	2,519	44,511
Atrion Corp.	110	64,779
AxoGen, Inc.*	2,143	62,576
Cantel Medical Corp.	2,855	332,065
Cardiovascular Systems, Inc.*	2,624	62,399
Cerus Corp.*	8,888	38,041
ConforMIS, Inc.*	3,249	4,419
CONMED Corp.	2,156	130,503
Corindus Vascular Robotics, Inc.*	8,001	8,001
CryoLife, Inc.*	2,521	47,773
Cutera, Inc.*	1,038	46,762
Endologix, Inc.*	6,455	25,949
FONAR Corp.*	485	11,979
GenMark Diagnostics, Inc.*	4,002	16,488
Glaukos Corp.*	2,249	70,394
Globus Medical, Inc., Class A*	5,538	263,830
Haemonetics Corp.*	4,179	296,291
Halyard Health, Inc.*	3,672	181,323
Heska Corp.*	516	35,078
ICU Medical, Inc.*	1,181	273,106
Inogen, Inc.*	1,336	161,415
Insulet Corp.*	4,565	342,786
Integer Holdings Corp.*	2,435	124,307
Integra LifeSciences Holdings Corp.*	4,994	263,334
Invacare Corp.	2,555	43,946
iRhythm Technologies, Inc.*	1,120	69,608
K2M Group Holdings, Inc.*	3,236	67,018
Lantheus Holdings, Inc.*	2,395	36,643
LeMaitre Vascular, Inc.	1,178	40,947
LivaNova plc*	3,812	342,089
Masimo Corp.*	3,522	308,281
Meridian Bioscience, Inc.	3,269	45,602
Merit Medical Systems, Inc.*	3,820	173,810
Natus Medical, Inc.*	2,397	74,667
Neogen Corp.*	3,884	226,321
Nevro Corp.*	2,175	176,436
Novocure Ltd.*	4,533	93,153
NuVasive, Inc.*	3,986	192,763
NxStage Medical, Inc.*	5,097	118,658
Obalon Therapeutics, Inc.*	702	2,822
OraSure Technologies, Inc.*	4,442	76,669
Orthofix International NV*	1,352	75,725
OrthoPediatrics Corp.*	365	6,442
Oxford Immunotec Global plc*	1,987	21,658
Penumbra, Inc.*	2,301	248,968
Pulse Biosciences, Inc.*	716	13,246
Quidel Corp.*	2,230	97,273
Quotient Ltd.*	2,099	9,655
Restoration Robotics, Inc.*	284	1,599
Rockwell Medical, Inc.*	3,762	21,932
RTI Surgical, Inc.*	4,289	18,228
Sientra, Inc.*	1,138	10,868
STAAR Surgical Co.*	3,211	50,413
Surmodics, Inc.*	1,012	30,461
Tactile Systems Technology, Inc.*	1,019	32,975
Utah Medical Products, Inc.	268	23,772
Varex Imaging Corp.*	2,958	103,205
ViewRay, Inc.*	2,401	19,952
Viveve Medical, Inc.*	1,176	5,092
Wright Medical Group NV*	8,209	167,053
		6,318,884
Health Care Providers & Services - 1.8%
AAC Holdings, Inc.*	899	8,504
Aceto Corp.	2,348	16,835
Addus HomeCare Corp.*	586	20,129
Almost Family, Inc.*	1,003	59,127
Amedisys, Inc.*	2,236	132,394
American Renal Associates Holdings, Inc.*	762	15,103
AMN Healthcare Services, Inc.*	3,704	206,128
BioScrip, Inc.*	9,117	28,810
BioTelemetry, Inc.*	2,495	80,588
Capital Senior Living Corp.*	1,928	22,731
Chemed Corp.	1,235	320,643
Civitas Solutions, Inc.*	1,262	16,406
Community Health Systems, Inc.*	7,470	38,246
CorVel Corp.*	728	35,636
Cross Country Healthcare, Inc.*	2,780	36,001
Diplomat Pharmacy, Inc.*	3,812	79,442
Encompass Health Corp.	7,733	411,860
Ensign Group, Inc. (The)	3,780	100,926
Genesis Healthcare, Inc.*	3,563	4,739
HealthEquity, Inc.*	3,913	225,310
Kindred Healthcare, Inc.	6,688	61,530
LHC Group, Inc.*	1,236	79,574
Magellan Health, Inc.*	1,892	190,903
Molina Healthcare, Inc.*	3,456	249,869
National HealthCare Corp.	881	51,688
National Research Corp., Class A	743	21,027
Owens & Minor, Inc.	4,772	78,308
PetIQ, Inc.*	570	12,483
Providence Service Corp. (The)*	888	56,441
R1 RCM, Inc.*	7,873	51,647
RadNet, Inc.*	2,905	29,050
Select Medical Holdings Corp.*	8,432	152,619
Surgery Partners, Inc.*	1,480	23,458
Tenet Healthcare Corp.*	6,383	131,490
Tivity Health, Inc.*	2,868	110,561
Triple-S Management Corp., Class B*	1,794	43,594
US Physical Therapy, Inc.	950	73,625
		3,277,425
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc.*	14,263	197,828
Castlight Health, Inc., Class B*	5,023	17,832

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Computer Programs & Systems, Inc.	892	26,582
Cotiviti Holdings, Inc.*	2,882	96,576
Evolent Health, Inc., Class A*	4,693	68,752
HealthStream, Inc.*	2,024	48,900
HMS Holdings Corp.*	6,586	105,639
Inovalon Holdings, Inc., Class A*	5,033	60,396
Medidata Solutions, Inc.*	4,427	290,677
NantHealth, Inc.*	1,246	3,763
Omnicell, Inc.*	2,943	128,462
Quality Systems, Inc.*	4,163	52,246
Simulations Plus, Inc.	859	13,357
Tabula Rasa HealthCare, Inc.*	758	24,491
Teladoc, Inc.*	4,225	169,422
Vocera Communications, Inc.*	2,271	62,452
		1,367,375
Hotels, Restaurants & Leisure - 2.7%
Belmond Ltd., Class A*	7,025	81,139
Biglari Holdings, Inc.*	80	33,537
BJ’s Restaurants, Inc.	1,582	68,817
Bloomin’ Brands, Inc.	7,280	168,095
Bojangles’, Inc.*	1,376	18,026
Boyd Gaming Corp.	6,524	230,819
Brinker International, Inc.	3,656	125,876
Caesars Entertainment Corp.*	10,719	136,131
Carrols Restaurant Group, Inc.*	2,708	34,798
Century Casinos, Inc.*	1,659	13,222
Cheesecake Factory, Inc. (The)	3,364	156,392
Churchill Downs, Inc.	1,057	272,917
Chuy’s Holdings, Inc.*	1,302	35,154
Cracker Barrel Old Country Store, Inc.	1,510	235,711
Dave & Buster’s Entertainment, Inc.*	3,259	145,905
Del Frisco’s Restaurant Group, Inc.*	1,660	27,639
Del Taco Restaurants, Inc.*	2,589	32,621
Denny’s Corp.*	5,027	75,606
Dine Brands Global, Inc.	1,352	102,725
Drive Shack, Inc.*	4,879	24,639
El Pollo Loco Holdings, Inc.*	1,596	15,561
Eldorado Resorts, Inc.*	3,676	125,352
Empire Resorts, Inc.*	267	6,194
Fiesta Restaurant Group, Inc.*	2,026	34,442
Fogo De Chao, Inc.*	740	11,544
Golden Entertainment, Inc.*	829	23,121
Habit Restaurants, Inc. (The), Class A*	1,585	13,710
ILG, Inc.	8,352	253,567
Inspired Entertainment, Inc.*	311	1,679
International Speedway Corp., Class A	1,899	85,455
J Alexander’s Holdings, Inc.*	1,011	10,009
Jack in the Box, Inc.	2,312	208,265
La Quinta Holdings, Inc.*	6,406	120,945
Lindblad Expeditions Holdings, Inc.*	1,574	14,497
Marcus Corp. (The)	1,468	39,636
Marriott Vacations Worldwide Corp.	1,681	236,181
Monarch Casino & Resort, Inc.*	850	35,896
Nathan’s Famous, Inc.	224	14,571
Noodles & Co.*	919	5,698
Papa John’s International, Inc.	2,039	117,732
Penn National Gaming, Inc.*	6,654	177,063
Pinnacle Entertainment, Inc.*	4,153	125,296
Planet Fitness, Inc., Class A*	6,793	251,205
Potbelly Corp.*	1,797	23,091
RCI Hospitality Holdings, Inc.	713	19,258
Red Lion Hotels Corp.*	1,301	12,620
Red Robin Gourmet Burgers, Inc.*	1,010	54,187
Red Rock Resorts, Inc., Class A	5,416	181,436
Ruth’s Hospitality Group, Inc.	2,320	56,956
Scientific Games Corp., Class A*	4,180	185,801
SeaWorld Entertainment, Inc.*	5,373	78,607
Shake Shack, Inc., Class A*	1,753	68,349
Sonic Corp.	3,061	76,892
Speedway Motorsports, Inc.	914	17,942
Texas Roadhouse, Inc.	5,256	290,447
Wingstop, Inc.	2,280	103,307
Zoe’s Kitchen, Inc.*	1,499	22,305
		5,138,586
Household Durables - 1.2%
AV Homes, Inc.*	956	16,061
Bassett Furniture Industries, Inc.	798	25,696
Beazer Homes USA, Inc.*	2,456	38,608
Cavco Industries, Inc.*	671	106,756
Century Communities, Inc.*	1,499	44,595
CSS Industries, Inc.	700	12,887
Ethan Allen Interiors, Inc.	1,950	46,313
Flexsteel Industries, Inc.	598	23,238
GoPro, Inc., Class A*	8,565	46,080
Green Brick Partners, Inc.*	1,866	18,847
Hamilton Beach Brands Holding Co., Class A	224	5,548
Helen of Troy Ltd.*	2,140	192,707
Hooker Furniture Corp.	890	33,241
Hovnanian Enterprises, Inc., Class A*	9,700	21,146
Installed Building Products, Inc.*	1,694	101,217
iRobot Corp.*	2,078	141,200
KB Home	6,676	185,259
La-Z-Boy, Inc.	3,791	116,384
LGI Homes, Inc.*	1,358	76,849
Libbey, Inc.	1,720	10,784
Lifetime Brands, Inc.	777	10,839
M/I Homes, Inc.*	2,079	60,395
MDC Holdings, Inc.	3,528	97,655
Meritage Homes Corp.*	3,023	128,175
New Home Co., Inc. (The)*	969	10,892
PICO Holdings, Inc.	1,745	21,376
Taylor Morrison Home Corp., Class A*	8,728	195,856
TopBuild Corp.*	2,784	193,878
TRI Pointe Group, Inc.*	11,780	180,587
Universal Electronics, Inc.*	1,109	54,896
William Lyon Homes, Class A*	2,135	53,973
ZAGG, Inc.*	2,134	32,117
		2,304,055
Household Products - 0.2%
Central Garden & Pet Co.*	829	32,024
Central Garden & Pet Co., Class A*	2,771	100,421
HRG Group, Inc.*	9,339	147,463
Oil-Dri Corp. of America	394	14,208
Orchids Paper Products Co.	716	7,661
WD-40 Co.	1,085	135,299
		437,076
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp.*	8,995	18,889

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Dynegy, Inc.*	8,677	106,120
NRG Yield, Inc., Class A	2,738	42,110
NRG Yield, Inc., Class C	5,124	80,191
Ormat Technologies, Inc.	3,168	198,253
Pattern Energy Group, Inc., Class A	6,175	114,670
TerraForm Power, Inc., Class A	3,568	41,068
		601,301
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	2,838	96,350

Insurance - 2.0%
Ambac Financial Group, Inc.*	3,566	54,025
American Equity Investment Life Holding Co.	6,796	208,026
AMERISAFE, Inc.	1,501	84,056
AmTrust Financial Services, Inc.	6,695	80,139
Argo Group International Holdings Ltd.	2,276	132,577
Atlas Financial Holdings, Inc.*	828	14,531
Baldwin & Lyons, Inc., Class B	732	16,580
Blue Capital Reinsurance Holdings Ltd.	463	5,139
Citizens, Inc.*	3,658	25,057
CNO Financial Group, Inc.	13,260	298,881
Crawford & Co., Class B	939	8,423
Donegal Group, Inc., Class A	692	10,941
eHealth, Inc.*	1,222	19,906
EMC Insurance Group, Inc.	688	17,957
Employers Holdings, Inc.	2,497	97,758
Enstar Group Ltd.*	883	174,834
FBL Financial Group, Inc., Class A	776	50,362
Federated National Holding Co.	930	14,369
Genworth Financial, Inc., Class A*	39,480	107,386
Global Indemnity Ltd.*	650	24,050
Greenlight Capital Re Ltd., Class A*	2,367	38,819
Hallmark Financial Services, Inc.*	1,046	10,282
HCI Group, Inc.	618	21,401
Health Insurance Innovations, Inc., Class A*	927	28,922
Heritage Insurance Holdings, Inc.	1,699	28,339
Horace Mann Educators Corp.	3,211	132,133
Independence Holding Co.	472	13,452
Infinity Property & Casualty Corp.	837	98,724
Investors Title Co.	115	22,138
James River Group Holdings Ltd.	2,004	65,551
Kemper Corp.	3,113	175,573
Kingstone Cos., Inc.	712	13,599
Kinsale Capital Group, Inc.	1,136	55,664
Maiden Holdings Ltd.	5,504	33,024
MBIA, Inc.*	6,980	55,770
National General Holdings Corp.	3,855	88,588
National Western Life Group, Inc., Class A	178	54,290
Navigators Group, Inc. (The)	1,617	87,156
NI Holdings, Inc.*	792	12,759
Primerica, Inc.	3,480	339,300
RLI Corp.	3,026	183,981
Safety Insurance Group, Inc.	1,147	81,839
Selective Insurance Group, Inc.	4,519	256,905
State Auto Financial Corp.	1,247	34,392
Stewart Information Services Corp.	1,655	66,415
Third Point Reinsurance Ltd.*	7,218	100,330
Trupanion, Inc.*	1,762	52,208
United Fire Group, Inc.	1,684	74,904
United Insurance Holdings Corp.	1,617	31,612
Universal Insurance Holdings, Inc.	2,445	71,639
WMIH Corp.*	15,194	19,600
		3,794,306
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	2,090	24,348
Duluth Holdings, Inc., Class B*	754	12,682
FTD Cos., Inc.*	1,326	7,983
Gaia, Inc.*	688	8,841
Groupon, Inc.*	26,671	114,152
Lands’ End, Inc.*	1,043	18,774
Liberty TripAdvisor Holdings, Inc., Class A*	5,703	59,311
Nutrisystem, Inc.	2,331	71,678
Overstock.com, Inc.*	1,318	79,607
PetMed Express, Inc.	1,551	70,090
Shutterfly, Inc.*	2,600	199,498
		666,964
Internet Software & Services - 3.3%
2U, Inc.*	3,776	312,577
Alarm.com Holdings, Inc.*	1,595	57,635
Alteryx, Inc., Class A*	1,844	63,046
Amber Road, Inc.*	1,574	14,323
Appfolio, Inc., Class A*	740	29,674
Apptio, Inc., Class A*	1,831	52,916
Benefitfocus, Inc.*	1,247	30,177
Blucora, Inc.*	3,479	81,061
Box, Inc., Class A*	6,355	152,901
Brightcove, Inc.*	2,662	18,235
Carbonite, Inc.*	1,972	55,512
Care.com, Inc.*	1,078	19,275
Cars.com, Inc.*	5,653	154,836
ChannelAdvisor Corp.*	1,989	17,603
Cimpress NV*	1,961	319,153
Cloudera, Inc.*	7,659	145,904
CommerceHub, Inc., Series A*	1,078	21,366
CommerceHub, Inc., Series C*	2,282	43,472
Cornerstone OnDemand, Inc.*	4,166	170,806
Coupa Software, Inc.*	2,469	110,117
DHI Group, Inc.*	3,807	6,282
Endurance International Group Holdings, Inc.*	4,554	33,244
Envestnet, Inc.*	3,383	186,403
Etsy, Inc.*	9,491	240,217
Five9, Inc.*	4,183	126,996
Gogo, Inc.*	4,476	40,642
GrubHub, Inc.*	6,746	670,620
GTT Communications, Inc.*	2,432	125,491
Hortonworks, Inc.*	3,940	70,841
Instructure, Inc.*	1,717	74,518
Internap Corp.*	1,592	20,728
j2 Global, Inc.	3,648	270,025
Leaf Group Ltd.*	956	7,361
Limelight Networks, Inc.*	5,907	23,864
Liquidity Services, Inc.*	2,010	13,769
LivePerson, Inc.*	4,334	62,626
Meet Group, Inc. (The)*	5,257	13,773
MINDBODY, Inc., Class A*	3,369	120,105
MuleSoft, Inc., Class A*	1,908	58,919
New Relic, Inc.*	2,401	172,344
NIC, Inc.	5,036	67,986
Nutanix, Inc., Class A*	8,414	306,690
Okta, Inc.*	1,527	58,927
Ominto, Inc.*	1,098	3,700

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Q2 Holdings, Inc.*	2,461	112,099
QuinStreet, Inc.*	2,873	37,723
Quotient Technology, Inc.*	5,938	78,085
Reis, Inc.	712	13,706
SendGrid, Inc.*	650	16,978
Shutterstock, Inc.*	1,457	73,214
SPS Commerce, Inc.*	1,325	79,527
Stamps.com, Inc.*	1,283	245,117
TechTarget, Inc.*	1,540	26,611
Tintri, Inc.*	745	3,643
Trade Desk, Inc. (The), Class A*	1,860	104,644
TrueCar, Inc.*	5,523	61,250
Tucows, Inc., Class A*	714	41,269
Twilio, Inc., Class A*	4,882	166,769
Veritone, Inc.*	214	2,985
Web.com Group, Inc.*	3,013	54,234
XO Group, Inc.*	1,932	37,230
Yelp, Inc.*	6,274	273,296
Yext, Inc.*	1,843	23,406
		6,098,446
IT Services - 1.7%
Acxiom Corp.*	6,222	170,296
Blackhawk Network Holdings, Inc.*	4,294	192,156
CACI International, Inc., Class A*	1,918	285,878
Cardtronics plc, Class A*	3,579	80,098
Cass Information Systems, Inc.	940	55,046
Convergys Corp.	7,379	171,267
CSG Systems International, Inc.	2,619	122,255
EPAM Systems, Inc.*	3,912	442,525
Everi Holdings, Inc.*	5,095	37,958
EVERTEC, Inc.	4,750	76,950
ExlService Holdings, Inc.*	2,569	146,484
Hackett Group, Inc. (The)	1,841	33,193
Information Services Group, Inc.*	2,545	10,740
ManTech International Corp., Class A	2,023	114,037
MAXIMUS, Inc.	5,043	337,780
MoneyGram International, Inc.*	2,284	24,507
Perficient, Inc.*	2,695	52,472
Presidio, Inc.*	1,718	25,117
Science Applications International Corp.	3,402	246,271
ServiceSource International, Inc.*	6,053	22,154
StarTek, Inc.*	810	8,748
Sykes Enterprises, Inc.*	3,079	89,476
Syntel, Inc.*	2,596	69,703
Travelport Worldwide Ltd.	9,748	138,909
TTEC Holdings, Inc.	1,090	38,858
Unisys Corp.*	3,953	44,274
Virtusa Corp.*	2,123	101,310
		3,138,462
Leisure Products - 0.3%
Acushnet Holdings Corp.	2,476	52,466
American Outdoor Brands Corp.*	4,219	37,971
Callaway Golf Co.	7,343	113,670
Clarus Corp.*	1,613	10,807
Escalade, Inc.	833	10,121
Johnson Outdoors, Inc., Class A	380	23,423
Malibu Boats, Inc., Class A*	1,600	51,280
Marine Products Corp.	614	8,768
MCBC Holdings, Inc.*	1,444	35,392
Nautilus, Inc.*	2,371	28,096
Sturm Ruger & Co., Inc.	1,329	57,214
Vista Outdoor, Inc.*	4,490	77,363
		506,571
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc.*	2,044	53,757
Cambrex Corp.*	2,551	132,524
Enzo Biochem, Inc.*	3,233	20,465
Fluidigm Corp.*	3,044	20,608
Luminex Corp.	3,203	62,811
Medpace Holdings, Inc.*	533	17,083
NanoString Technologies, Inc.*	1,617	10,365
NeoGenomics, Inc.*	4,444	37,330
Pacific Biosciences of California, Inc.*	8,134	19,359
PRA Health Sciences, Inc.*	3,893	327,012
Syneos Health, Inc.*	4,288	179,667
		880,981
Machinery - 3.2%
Actuant Corp., Class A	4,677	106,168
Alamo Group, Inc.	744	82,696
Albany International Corp., Class A	2,254	143,467
Altra Industrial Motion Corp.	2,251	97,693
American Railcar Industries, Inc.	570	21,232
Astec Industries, Inc.	1,672	98,481
Barnes Group, Inc.	3,947	238,044
Blue Bird Corp.*	583	13,526
Briggs & Stratton Corp.	3,276	73,644
Chart Industries, Inc.*	2,407	132,650
CIRCOR International, Inc.	1,297	60,959
Columbus McKinnon Corp.	1,729	61,379
Commercial Vehicle Group, Inc.*	1,976	19,958
DMC Global, Inc.	1,107	23,468
Douglas Dynamics, Inc.	1,734	77,163
Eastern Co. (The)	438	11,169
Energy Recovery, Inc.*	2,846	19,524
EnPro Industries, Inc.	1,661	120,356
ESCO Technologies, Inc.	2,000	117,800
ExOne Co. (The)*	874	7,307
Federal Signal Corp.	4,632	99,078
Franklin Electric Co., Inc.	3,636	142,349
FreightCar America, Inc.	953	14,095
Gencor Industries, Inc.*	635	10,255
Global Brass & Copper Holdings, Inc.	1,703	48,195
Gorman-Rupp Co. (The)	1,384	36,925
Graham Corp.	750	15,157
Greenbrier Cos., Inc. (The)	2,150	111,370
Hardinge, Inc.	908	16,662
Harsco Corp.*	6,313	127,838
Hillenbrand, Inc.	4,972	218,271
Hurco Cos., Inc.	480	20,088
Hyster-Yale Materials Handling, Inc.	811	57,735
John Bean Technologies Corp.	2,465	272,999
Kadant, Inc.	852	81,281
Kennametal, Inc.	6,305	259,766
LB Foster Co., Class A*	654	17,102
Lindsay Corp.	822	72,698
Lydall, Inc.*	1,312	63,173
Manitowoc Co., Inc. (The)*	2,503	74,389
Meritor, Inc.*	6,577	161,136
Milacron Holdings Corp.*	4,270	91,506
Miller Industries, Inc.	865	21,063
Mueller Industries, Inc.	4,473	118,490

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Mueller Water Products, Inc., Class A	12,103	133,133
Navistar International Corp.*	3,905	145,735
NN, Inc.	2,127	50,835
Omega Flex, Inc.	229	12,783
Proto Labs, Inc.*	1,947	212,126
RBC Bearings, Inc.*	1,837	221,358
REV Group, Inc.	1,785	48,195
Rexnord Corp.*	8,175	236,912
Spartan Motors, Inc.	2,683	39,574
SPX Corp.*	3,344	104,433
SPX FLOW, Inc.*	3,253	158,616
Standex International Corp.	990	95,139
Sun Hydraulics Corp.	1,854	96,260
Tennant Co.	1,384	89,130
Titan International, Inc.	3,911	50,295
TriMas Corp.*	3,575	92,593
Twin Disc, Inc.*	670	16,026
Wabash National Corp.	4,585	100,182
Watts Water Technologies, Inc., Class A	2,185	164,967
Woodward, Inc.	4,184	296,353
		6,042,950
Marine - 0.1%
Costamare, Inc.	3,944	22,836
Eagle Bulk Shipping, Inc.*	3,017	14,663
Genco Shipping & Trading Ltd.*	603	8,297
Matson, Inc.	3,311	94,363
Navios Maritime Holdings, Inc.*	7,195	8,994
Safe Bulkers, Inc.*	3,865	14,146
Scorpio Bulkers, Inc.	4,612	35,743
		199,042
Media - 1.2%
AMC Entertainment Holdings, Inc., Class A	4,184	62,760
Beasley Broadcast Group, Inc., Class A	383	4,021
Central European Media Enterprises Ltd., Class A*	6,471	28,796
Clear Channel Outdoor Holdings, Inc., Class A	2,891	13,877
Daily Journal Corp.*	87	19,750
Emerald Expositions Events, Inc.	1,423	30,338
Entercom Communications Corp., Class A	9,957	98,574
Entravision Communications Corp., Class A	5,199	33,534
Eros International plc*	1,973	26,044
EW Scripps Co. (The), Class A	4,541	62,530
Gannett Co., Inc.	8,828	88,633
Global Eagle Entertainment, Inc.*	4,009	5,412
Gray Television, Inc.*	5,027	69,373
Hemisphere Media Group, Inc.*	1,138	12,746
IMAX Corp.*	4,401	92,861
Liberty Media Corp.-Liberty Braves, Class C*	2,694	61,854
Liberty Media Corp-Liberty Braves, Class A*	781	17,901
Loral Space & Communications, Inc.*	1,008	44,654
MDC Partners, Inc., Class A*	4,473	35,113
Meredith Corp.	3,108	178,088
MSG Networks, Inc., Class A*	4,704	114,778
National CineMedia, Inc.	4,858	36,581
New Media Investment Group, Inc.	4,015	69,259
New York Times Co. (The), Class A	9,859	237,602
Nexstar Media Group, Inc., Class A	3,444	246,074
Reading International, Inc., Class A*	1,323	21,697
Saga Communications, Inc., Class A	296	11,544
Salem Media Group, Inc.	911	3,781
Scholastic Corp.	2,223	80,939
Sinclair Broadcast Group, Inc., Class A	5,604	189,415
Townsquare Media, Inc., Class A*	691	4,809
tronc, Inc.*	1,572	30,072
WideOpenWest, Inc.*	1,663	16,065
World Wrestling Entertainment, Inc., Class A	3,055	116,548
		2,166,023
Metals & Mining - 1.2%
AK Steel Holding Corp.*	24,770	127,813
Allegheny Technologies, Inc.*	9,867	255,654
Ampco-Pittsburgh Corp.	682	6,957
Carpenter Technology Corp.	3,640	185,422
Century Aluminum Co.*	3,914	74,562
Cleveland-Cliffs, Inc.*	23,400	164,502
Coeur Mining, Inc.*	14,551	111,315
Commercial Metals Co.	9,078	220,595
Compass Minerals International, Inc.	2,661	160,458
Gold Resource Corp.	4,119	16,764
Haynes International, Inc.	974	40,518
Hecla Mining Co.	30,948	113,270
Kaiser Aluminum Corp.	1,301	130,581
Klondex Mines Ltd.*	13,990	18,467
Materion Corp.	1,565	78,876
Olympic Steel, Inc.	721	16,244
Ramaco Resources, Inc.*	482	3,302
Ryerson Holding Corp.*	1,256	12,686
Schnitzer Steel Industries, Inc., Class A	2,077	70,618
SunCoke Energy, Inc.*	5,057	54,009
TimkenSteel Corp.*	3,112	50,912
Warrior Met Coal, Inc.	2,597	81,052
Worthington Industries, Inc.	3,495	154,619
		2,149,196
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AG Mortgage Investment Trust, Inc.	2,201	36,008
Anworth Mortgage Asset Corp.	7,636	34,820
Apollo Commercial Real Estate Finance, Inc.	8,443	154,169
Ares Commercial Real Estate Corp.	2,103	25,909
ARMOUR Residential REIT, Inc.	3,269	70,022
Capstead Mortgage Corp.	7,490	62,542
Cherry Hill Mortgage Investment Corp.	921	14,847
CYS Investments, Inc.	12,152	76,801
Dynex Capital, Inc.	3,919	23,592
Ellington Residential Mortgage REIT	710	7,526
Granite Point Mortgage Trust, Inc.	3,386	57,054
Great Ajax Corp.	1,232	15,991
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,982	70,083

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Invesco Mortgage Capital, Inc.	8,829	135,702
KKR Real Estate Finance Trust, Inc.	837	16,405
Ladder Capital Corp.	6,194	91,485
MTGE Investment Corp.	3,592	61,064
New York Mortgage Trust, Inc.	8,751	48,218
Orchid Island Capital, Inc.	3,460	24,877
Owens Realty Mortgage, Inc.	769	10,881
PennyMac Mortgage Investment Trust	5,092	84,884
Redwood Trust, Inc.	6,016	88,134
Resource Capital Corp.	2,369	20,587
Sutherland Asset Management Corp.	1,380	19,044
TPG RE Finance Trust, Inc.	873	16,177
Western Asset Mortgage Capital Corp.	3,208	28,295
		1,295,117
Multiline Retail - 0.3%
Big Lots, Inc.	3,347	188,101
Dillard’s, Inc., Class A	1,099	89,624
Fred’s, Inc., Class A	2,824	9,404
JC Penney Co., Inc.*	24,358	105,470
Ollie’s Bargain Outlet Holdings, Inc.*	3,737	221,791
Sears Holdings Corp.*	934	2,260
		616,650
Multi-Utilities - 0.4%
Avista Corp.	5,055	241,780
Black Hills Corp.	4,200	213,318
NorthWestern Corp.	3,825	195,381
Unitil Corp.	1,092	45,908
		696,387
Oil, Gas & Consumable Fuels - 1.9%
Abraxas Petroleum Corp.*	12,041	25,888
Adams Resources & Energy, Inc.	170	6,715
Approach Resources, Inc.*	3,378	9,830
Arch Coal, Inc., Class A	1,509	144,426
Ardmore Shipping Corp.	2,204	16,640
Bill Barrett Corp.*	5,927	26,849
Bonanza Creek Energy, Inc.*	1,595	44,708
California Resources Corp.*	3,348	47,240
Callon Petroleum Co.*	15,829	167,313
Carrizo Oil & Gas, Inc.*	6,074	85,340
Clean Energy Fuels Corp.*	10,716	14,895
Cloud Peak Energy, Inc.*	5,805	19,098
Contango Oil & Gas Co.*	1,852	5,371
CVR Energy, Inc.	1,240	36,729
Delek US Energy, Inc.	6,505	221,951
Denbury Resources, Inc.*	31,216	68,363
DHT Holdings, Inc.	6,709	25,226
Dorian LPG Ltd.*	1,762	12,898
Earthstone Energy, Inc., Class A*	1,829	16,827
Eclipse Resources Corp.*	6,860	11,045
Energy XXI Gulf Coast, Inc.*	2,321	12,185
EP Energy Corp., Class A*	3,022	4,563
Evolution Petroleum Corp.	1,988	16,003
Frontline Ltd.	6,044	23,390
GasLog Ltd.	3,209	52,948
Gastar Exploration, Inc.*	14,159	9,579
Gener8 Maritime, Inc.*	3,705	20,563
Golar LNG Ltd.	7,545	203,866
Green Plains, Inc.	3,090	56,547
Halcon Resources Corp.*	10,150	61,407
Hallador Energy Co.	1,259	8,309
International Seaways, Inc.*	2,310	37,584
Isramco, Inc.*	58	6,084
Jagged Peak Energy, Inc.*	4,501	55,362
Jones Energy, Inc., Class A*	3,976	3,658
Lilis Energy, Inc.*	3,357	12,320
Matador Resources Co.*	7,632	220,259
Midstates Petroleum Co., Inc.*	879	11,849
NACCO Industries, Inc., Class A	320	13,184
Navios Maritime Acquisition Corp.	6,475	4,875
Nordic American Tankers Ltd.	7,850	16,406
Oasis Petroleum, Inc.*	20,970	165,244
Overseas Shipholding Group, Inc., Class A*	3,554	6,291
Pacific Ethanol, Inc.*	3,387	13,887
Panhandle Oil and Gas, Inc., Class A	1,233	22,009
Par Pacific Holdings, Inc.*	2,496	42,482
PDC Energy, Inc.*	5,191	272,683
Peabody Energy Corp.	5,238	213,239
Penn Virginia Corp.*	1,120	41,776
Renewable Energy Group, Inc.*	2,988	33,167
Resolute Energy Corp.*	1,704	55,380
REX American Resources Corp.*	457	36,889
Ring Energy, Inc.*	3,922	53,222
Rosehill Resources, Inc.*	198	1,224
Sanchez Energy Corp.*	5,692	16,678
SandRidge Energy, Inc.*	2,742	38,553
Scorpio Tankers, Inc.	18,782	43,199
SemGroup Corp., Class A	5,215	115,773
Ship Finance International Ltd.	4,698	67,886
SilverBow Resources, Inc.*	547	15,190
SRC Energy, Inc.*	18,523	164,299
Stone Energy Corp.*	1,531	46,328
Teekay Corp.	4,239	32,216
Teekay Tankers Ltd., Class A	15,969	18,364
Tellurian, Inc.*	4,530	39,547
Ultra Petroleum Corp.*	15,320	56,531
Uranium Energy Corp.*	10,713	13,927
W&T Offshore, Inc.*	7,362	28,638
Westmoreland Coal Co.*	1,453	612
WildHorse Resource Development Corp.*	3,820	64,864
		3,578,391
Paper & Forest Products - 0.6%
Boise Cascade Co.	3,037	122,391
Clearwater Paper Corp.*	1,272	47,827
KapStone Paper and Packaging Corp.	6,827	238,194
Louisiana-Pacific Corp.	11,422	325,527
Neenah, Inc.	1,306	100,105
PH Glatfelter Co.	3,409	69,578
Schweitzer-Mauduit International, Inc.	2,391	93,751
Verso Corp., Class A*	2,698	47,323
		1,044,696
Personal Products - 0.1%
elf Beauty, Inc.*	1,625	29,965
Inter Parfums, Inc.	1,358	57,579
Medifast, Inc.	832	53,073
Natural Health Trends Corp.	577	10,057
Nature’s Sunshine Products, Inc.	843	9,484
Revlon, Inc., Class A*	927	18,262

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
USANA Health Sciences, Inc.*	891	68,073
		246,493
Pharmaceuticals - 2.1%
Aclaris Therapeutics, Inc.*	1,825	36,391
Aerie Pharmaceuticals, Inc.*	2,601	133,041
Akcea Therapeutics, Inc.*	1,177	19,974
Amphastar Pharmaceuticals, Inc.*	2,848	52,289
ANI Pharmaceuticals, Inc.*	630	40,364
Aratana Therapeutics, Inc.*	3,250	12,090
Assembly Biosciences, Inc.*	1,265	71,776
Catalent, Inc.*	10,504	438,542
Clearside Biomedical, Inc.*	1,622	10,478
Collegium Pharmaceutical, Inc.*	1,967	47,188
Corcept Therapeutics, Inc.*	7,155	108,684
Corium International, Inc.*	1,910	24,830
Depomed, Inc.*	4,527	31,101
Dermira, Inc.*	2,991	76,899
Dova Pharmaceuticals, Inc.*	403	12,195
Durect Corp.*	11,261	13,738
Horizon Pharma plc*	12,818	186,886
Impax Laboratories, Inc.*	5,762	117,545
Innoviva, Inc.*	5,886	91,292
Intersect ENT, Inc.*	2,087	76,906
Intra-Cellular Therapies, Inc.*	3,332	64,541
Kala Pharmaceuticals, Inc.*	569	7,994
Lannett Co., Inc.*	2,235	35,760
Medicines Co. (The)*	5,417	165,869
Melinta Therapeutics, Inc.*	752	9,362
MyoKardia, Inc.*	1,541	89,686
Nektar Therapeutics*	11,636	1,007,212
Neos Therapeutics, Inc.*	1,943	16,127
Ocular Therapeutix, Inc.*	1,770	9,257
Omeros Corp.*	3,571	36,067
Optinose, Inc.*	426	7,544
Pacira Pharmaceuticals, Inc.*	2,987	93,493
Paratek Pharmaceuticals, Inc.*	1,869	24,484
Phibro Animal Health Corp., Class A	1,551	59,636
Prestige Brands Holdings, Inc.*	4,186	141,487
Reata Pharmaceuticals, Inc., Class A*	888	21,392
Revance Therapeutics, Inc.*	1,799	55,679
Sienna Biopharmaceuticals, Inc.*	395	6,194
Supernus Pharmaceuticals, Inc.*	3,791	147,470
Teligent, Inc.*	3,227	9,036
Tetraphase Pharmaceuticals, Inc.*	3,997	11,232
TherapeuticsMD, Inc.*	13,004	65,020
Theravance Biopharma, Inc.*	3,279	86,434
WaVe Life Sciences Ltd.*	933	47,536
Zogenix, Inc.*	2,687	113,929
Zynerba Pharmaceuticals, Inc.*	915	8,912
		3,943,562
Professional Services - 1.1%
Acacia Research Corp.*	3,884	13,400
Barrett Business Services, Inc.	555	41,231
BG Staffing, Inc.	544	8,949
CBIZ, Inc.*	4,014	72,453
Cogint, Inc.*	1,589	4,131
CRA International, Inc.	620	30,994
Exponent, Inc.	2,014	156,588
Forrester Research, Inc.	800	32,400
Franklin Covey Co.*	762	19,736
FTI Consulting, Inc.*	2,971	141,687
GP Strategies Corp.*	986	21,741
Heidrick & Struggles International, Inc.	1,441	38,042
Hill International, Inc.*	2,679	14,868
Huron Consulting Group, Inc.*	1,720	60,200
ICF International, Inc.*	1,408	80,256
Insperity, Inc.	2,846	185,844
Kelly Services, Inc., Class A	2,397	70,688
Kforce, Inc.	1,841	50,996
Korn/Ferry International	4,130	173,088
Mistras Group, Inc.*	1,358	26,780
Navigant Consulting, Inc.*	3,598	71,528
On Assignment, Inc.*	3,927	301,162
Resources Connection, Inc.	2,283	35,501
RPX Corp.	3,609	36,198
TriNet Group, Inc.*	3,248	153,208
TrueBlue, Inc.*	3,206	87,203
WageWorks, Inc.*	3,122	163,749
Willdan Group, Inc.*	603	12,645
		2,105,266
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA*	857	22,796
Consolidated-Tomoka Land Co.	304	18,827
Forestar Group, Inc.*	824	20,353
FRP Holdings, Inc.*	515	26,909
Griffin Industrial Realty, Inc.	55	2,000
HFF, Inc., Class A	2,885	131,729
Kennedy-Wilson Holdings, Inc.	9,505	155,407
Marcus & Millichap, Inc.*	1,259	39,407
Maui Land & Pineapple Co., Inc.*	527	5,849
RE/MAX Holdings, Inc., Class A	1,399	77,365
Redfin Corp.*	842	17,337
RMR Group, Inc. (The), Class A	552	34,665
St Joe Co. (The)*	3,484	61,318
Stratus Properties, Inc.	463	13,751
Tejon Ranch Co.*	1,448	32,073
Transcontinental Realty Investors, Inc.*	132	3,944
Trinity Place Holdings, Inc.*	1,424	8,544
		672,274
Road & Rail - 0.8%
ArcBest Corp.	2,034	67,325
Avis Budget Group, Inc.*	5,685	256,848
Covenant Transportation Group, Inc., Class A*	933	24,090
Daseke, Inc.*	1,893	19,044
Heartland Express, Inc.	3,713	72,478
Hertz Global Holdings, Inc.*	4,296	78,144
Knight-Swift Transportation Holdings, Inc.	9,854	474,569
Marten Transport Ltd.	3,060	66,249
Roadrunner Transportation Systems, Inc.*	2,399	9,188
Saia, Inc.*	1,987	144,355
Schneider National, Inc., Class B	3,282	84,872
Universal Logistics Holdings, Inc.	656	14,498
Werner Enterprises, Inc.	3,743	139,427
YRC Worldwide, Inc.*	2,594	22,620
		1,473,707
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc.*	3,118	206,786
Alpha & Omega Semiconductor Ltd.*	1,570	24,131
Ambarella, Inc.*	2,548	122,508
Amkor Technology, Inc.*	8,000	80,400

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Aquantia Corp.*	540	7,452
Axcelis Technologies, Inc.*	2,358	57,653
AXT, Inc.*	2,922	21,842
Brooks Automation, Inc.	5,401	144,261
Cabot Microelectronics Corp.	1,954	199,113
CEVA, Inc.*	1,715	63,026
Cirrus Logic, Inc.*	5,065	224,430
Cohu, Inc.	2,158	43,225
Cree, Inc.*	7,670	290,156
CyberOptics Corp.*	539	8,840
Diodes, Inc.*	3,060	92,106
DSP Group, Inc.*	1,714	20,825
Entegris, Inc.	11,157	370,412
FormFactor, Inc.*	5,652	74,041
GSI Technology, Inc.*	1,153	8,717
Ichor Holdings Ltd.*	1,447	37,390
Impinj, Inc.*	1,430	18,218
Inphi Corp.*	3,299	91,547
Integrated Device Technology, Inc.*	10,522	319,237
Kopin Corp.*	4,834	14,792
Lattice Semiconductor Corp.*	9,639	57,930
MACOM Technology Solutions Holdings, Inc.*	3,185	67,968
MaxLinear, Inc.*	4,834	109,877
MKS Instruments, Inc.	4,233	471,345
Monolithic Power Systems, Inc.	3,134	366,866
Nanometrics, Inc.*	1,889	49,851
NeoPhotonics Corp.*	2,588	15,709
NVE Corp.	375	26,066
PDF Solutions, Inc.*	2,190	24,397
Photronics, Inc.*	5,248	40,934
Pixelworks, Inc.*	2,238	9,847
Power Integrations, Inc.	2,253	151,402
Rambus, Inc.*	8,514	108,213
Rudolph Technologies, Inc.*	2,452	65,101
Semtech Corp.*	5,092	171,346
Sigma Designs, Inc.*	2,943	17,658
Silicon Laboratories, Inc.*	3,296	308,176
SMART Global Holdings, Inc.*	487	16,909
SunPower Corp.*	4,692	33,266
Synaptics, Inc.*	2,705	125,701
Ultra Clean Holdings, Inc.*	2,585	49,787
Veeco Instruments, Inc.*	3,705	67,246
Xcerra Corp.*	4,202	42,020
Xperi Corp.	3,844	84,760
		5,023,483
Software - 3.4%
8x8, Inc.*	6,932	126,509
A10 Networks, Inc.*	3,928	24,668
ACI Worldwide, Inc.*	9,153	216,468
Agilysys, Inc.*	1,204	13,449
American Software, Inc., Class A	2,112	26,273
Aspen Technology, Inc.*	5,743	443,819
Blackbaud, Inc.	3,744	383,835
Blackline, Inc.*	1,232	54,208
Bottomline Technologies de, Inc.*	3,123	118,611
Callidus Software, Inc.*	5,316	190,844
CommVault Systems, Inc.*	3,131	162,969
Digimarc Corp.*	809	20,953
Ebix, Inc.	1,887	158,414
Ellie Mae, Inc.*	2,657	235,596
Everbridge, Inc.*	1,347	42,983
Fair Isaac Corp.	2,342	397,999
ForeScout Technologies, Inc.*	419	12,478
Glu Mobile, Inc.*	8,291	30,760
HubSpot, Inc.*	2,677	297,281
Imperva, Inc.*	2,673	124,695
Majesco*	436	2,354
MicroStrategy, Inc., Class A*	746	95,473
Mitek Systems, Inc.*	2,420	18,513
MobileIron, Inc.*	4,485	21,528
Model N, Inc.*	1,864	31,874
Monotype Imaging Holdings, Inc.	3,265	78,686
Park City Group, Inc.*	1,027	10,629
Paycom Software, Inc.*	3,870	382,820
Paylocity Holding Corp.*	2,081	97,328
Pegasystems, Inc.	2,878	166,924
Progress Software Corp.	3,739	175,247
Proofpoint, Inc.*	3,427	367,272
PROS Holdings, Inc.*	2,093	65,616
QAD, Inc., Class A	784	35,280
Qualys, Inc.*	2,525	186,976
Rapid7, Inc.*	1,677	44,290
RealNetworks, Inc.*	1,906	5,299
RealPage, Inc.*	4,608	240,768
RingCentral, Inc., Class A*	5,107	319,954
Rosetta Stone, Inc.*	1,331	18,221
Rubicon Project, Inc. (The)*	3,484	5,609
SecureWorks Corp., Class A*	648	6,396
Synchronoss Technologies, Inc.*	3,431	32,045
Telenav, Inc.*	2,257	12,301
TiVo Corp.	9,411	141,165
Upland Software, Inc.*	638	15,223
Varonis Systems, Inc.*	1,537	86,303
VASCO Data Security International, Inc.*	2,376	28,631
Verint Systems, Inc.*	4,994	194,267
VirnetX Holding Corp.*	3,988	15,354
Workiva, Inc.*	2,003	45,568
Zendesk, Inc.*	7,827	337,970
Zix Corp.*	4,201	17,014
		6,385,710
Specialty Retail - 1.8%
Aaron’s, Inc.	4,977	229,987
Abercrombie & Fitch Co., Class A	5,365	110,680
American Eagle Outfitters, Inc.	12,741	245,519
America’s Car-Mart, Inc.*	557	27,126
Asbury Automotive Group, Inc.*	1,457	95,943
Ascena Retail Group, Inc.*	13,547	30,752
At Home Group, Inc.*	399	11,806
Barnes & Noble Education, Inc.*	3,002	21,915
Barnes & Noble, Inc.	4,670	21,015
Big 5 Sporting Goods Corp.	1,596	9,815
Boot Barn Holdings, Inc.*	961	16,933
Buckle, Inc. (The)	2,259	47,552
Build-A-Bear Workshop, Inc.*	1,068	9,719
Caleres, Inc.	3,304	92,545
Camping World Holdings, Inc., Class A	2,493	104,207
Carvana Co.*	1,111	22,264
Cato Corp. (The), Class A	1,819	20,664
Chico’s FAS, Inc.	10,099	101,394
Children’s Place, Inc. (The)	1,355	192,817
Citi Trends, Inc.	1,045	23,157
Conn’s, Inc.*	1,460	47,742
Container Store Group, Inc. (The)*	1,257	6,348
DSW, Inc., Class A	5,158	101,148
Express, Inc.*	6,057	43,732
Finish Line, Inc. (The), Class A	3,122	33,156

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Five Below, Inc.*	4,242	283,578
Francesca’s Holdings Corp.*	2,901	15,114
Genesco, Inc.*	1,527	60,011
GNC Holdings, Inc., Class A*	5,324	22,680
Group 1 Automotive, Inc.	1,559	107,322
Guess?, Inc.	4,706	74,308
Haverty Furniture Cos., Inc.	1,475	30,016
Hibbett Sports, Inc.*	1,617	41,638
J. Jill, Inc.*	925	7,964
Kirkland’s, Inc.*	1,203	10,538
Lithia Motors, Inc., Class A	1,849	192,093
Lumber Liquidators Holdings, Inc.*	2,209	51,160
MarineMax, Inc.*	1,788	37,369
Monro, Inc.	2,491	126,792
National Vision Holdings, Inc.*	1,441	49,801
Office Depot, Inc.	40,218	105,773
Party City Holdco, Inc.*	2,158	31,183
Pier 1 Imports, Inc.	6,281	19,471
Rent-A-Center, Inc.	3,362	25,282
Restoration Hardware Holdings, Inc.*	1,577	133,856
Shoe Carnival, Inc.	904	21,106
Sleep Number Corp.*	3,083	106,179
Sonic Automotive, Inc., Class A	1,981	38,828
Sportsman’s Warehouse Holdings, Inc.*	2,840	13,774
Tailored Brands, Inc.	3,857	90,292
Tile Shop Holdings, Inc.	3,125	16,875
Tilly’s, Inc., Class A	1,030	13,442
Vitamin Shoppe, Inc.*	1,676	6,285
Winmark Corp.	170	21,539
Zumiez, Inc.*	1,447	28,506
		3,450,711
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp.*	8,580	81,510
Avid Technology, Inc.*	2,624	12,569
CPI Card Group, Inc.	321	819
Cray, Inc.*	3,149	68,648
Diebold Nixdorf, Inc.	5,935	93,179
Eastman Kodak Co.*	1,295	6,799
Electronics For Imaging, Inc.*	3,635	99,563
Immersion Corp.*	2,285	26,483
Intevac, Inc.*	1,551	9,384
Pure Storage, Inc., Class A*	7,620	165,125
Quantum Corp.*	2,232	8,169
Stratasys Ltd.*	3,924	71,515
Super Micro Computer, Inc.*	3,059	55,368
USA Technologies, Inc.*	3,806	31,019
		730,150
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	2,292	173,229
Crocs, Inc.*	5,464	66,879
Culp, Inc.	860	23,908
Deckers Outdoor Corp.*	2,483	234,842
Delta Apparel, Inc.*	538	9,711
Fossil Group, Inc.*	3,477	46,522
G-III Apparel Group Ltd.*	3,399	125,457
Iconix Brand Group, Inc.*	3,929	5,461
Movado Group, Inc.	1,192	36,952
Oxford Industries, Inc.	1,292	103,257
Perry Ellis International, Inc.*	1,006	26,830
Sequential Brands Group, Inc.*	3,119	6,176
Steven Madden Ltd.*	4,641	203,740
Superior Uniform Group, Inc.	660	16,566
Unifi, Inc.*	1,209	42,315
Vera Bradley, Inc.*	1,578	15,875
Wolverine World Wide, Inc.	7,410	216,965
		1,354,685
Thrifts & Mortgage Finance - 2.0%
BankFinancial Corp.	1,121	17,970
Bear State Financial, Inc.	1,629	16,713
Beneficial Bancorp, Inc.	5,436	81,540
BofI Holding, Inc.*	4,709	175,128
Capitol Federal Financial, Inc.	10,088	125,999
Charter Financial Corp.	965	19,155
Clifton Bancorp, Inc.	1,541	23,762
Dime Community Bancshares, Inc.	2,487	44,766
Entegra Financial Corp.*	527	14,809
ESSA Bancorp, Inc.	697	10,155
Essent Group Ltd.*	6,389	288,080
Federal Agricultural Mortgage Corp., Class C	692	52,633
First Defiance Financial Corp.	779	41,451
Flagstar Bancorp, Inc.*	1,672	58,955
Greene County Bancorp, Inc.	239	8,712
Hingham Institution for Savings	102	20,401
Home Bancorp, Inc.	461	19,131
HomeStreet, Inc.*	2,120	60,844
Impac Mortgage Holdings, Inc.*	761	6,773
Kearny Financial Corp.	6,254	81,302
LendingTree, Inc.*	500	174,250
Malvern Bancorp, Inc.*	504	12,020
Merchants Bancorp	570	11,685
Meridian Bancorp, Inc.	3,760	75,388
Meta Financial Group, Inc.	704	75,610
MGIC Investment Corp.*	29,079	400,999
Nationstar Mortgage Holdings, Inc.*	2,297	39,325
NMI Holdings, Inc., Class A*	4,475	88,829
Northfield Bancorp, Inc.	3,380	52,458
Northwest Bancshares, Inc.	7,432	121,959
OceanFirst Financial Corp.	3,139	81,237
Oconee Federal Financial Corp.	98	2,807
Ocwen Financial Corp.*	8,306	30,234
Oritani Financial Corp.	3,106	48,454
PCSB Financial Corp.*	1,421	27,269
PennyMac Financial Services, Inc., Class A*	1,247	29,055
PHH Corp.*	2,515	26,609
Provident Bancorp, Inc.*	345	8,004
Provident Financial Holdings, Inc.	440	8,017
Provident Financial Services, Inc.	4,843	120,494
Prudential Bancorp, Inc.	638	11,127
Radian Group, Inc.	17,017	349,189
Riverview Bancorp, Inc.	1,679	14,507
SI Financial Group, Inc.	882	12,701
Southern Missouri Bancorp, Inc.	533	18,026
Territorial Bancorp, Inc.	605	18,071
Timberland Bancorp, Inc.	489	13,961
TrustCo Bank Corp.	7,255	61,667
United Community Financial Corp.	3,846	35,537
United Financial Bancorp, Inc.	3,972	61,963
Walker & Dunlop, Inc.	2,179	105,311
Washington Federal, Inc.	6,847	237,591
Waterstone Financial, Inc.	2,005	34,486
Western New England Bancorp, Inc.	2,171	21,601

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
WSFS Financial Corp.	2,372	113,144
		3,711,864
Tobacco - 0.1%
Turning Point Brands, Inc.	397	8,297
Universal Corp.	1,943	95,499
Vector Group Ltd.	7,707	154,448
		258,244
Trading Companies & Distributors - 1.1%
Aircastle Ltd.	3,735	72,758
Applied Industrial Technologies, Inc.	3,008	211,763
Beacon Roofing Supply, Inc.*	5,243	277,407
BMC Stock Holdings, Inc.*	5,140	96,375
CAI International, Inc.*	1,214	24,523
DXP Enterprises, Inc.*	1,238	36,818
EnviroStar, Inc.	287	9,901
Foundation Building Materials, Inc.*	1,166	15,963
GATX Corp.	3,003	207,027
GMS, Inc.*	2,157	66,781
H&E Equipment Services, Inc.	2,473	93,207
Herc Holdings, Inc.*	1,901	123,964
Huttig Building Products, Inc.*	1,870	9,631
Kaman Corp.	2,170	132,847
Lawson Products, Inc.*	506	11,866
MRC Global, Inc.*	7,017	115,991
Nexeo Solutions, Inc.*	2,062	19,156
NOW, Inc.*	8,402	79,735
Rush Enterprises, Inc., Class A*	2,391	101,641
Rush Enterprises, Inc., Class B*	400	15,924
SiteOne Landscape Supply, Inc.*	2,666	183,527
Textainer Group Holdings Ltd.*	2,130	34,719
Titan Machinery, Inc.*	1,458	29,073
Triton International Ltd.*	3,693	105,324
Veritiv Corp.*	902	21,874
Willis Lease Finance Corp.*	271	7,398
		2,105,193
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	4,377	39,174

Water Utilities - 0.3%
American States Water Co.	2,850	151,392
AquaVenture Holdings Ltd.*	909	11,681
Artesian Resources Corp., Class A	616	20,383
Cadiz, Inc.*	1,681	23,282
California Water Service Group	3,772	143,147
Connecticut Water Service, Inc.	933	48,171
Consolidated Water Co. Ltd.	1,147	14,395
Evoqua Water Technologies Corp.*	2,534	58,028
Global Water Resources, Inc.	797	6,814
Middlesex Water Co.	1,247	44,194
Pure Cycle Corp.*	1,342	10,669
SJW Group	1,284	67,975
York Water Co. (The)	1,008	28,325
		628,456
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	2,986	79,039
Shenandoah Telecommunications Co.	3,647	119,622
Spok Holdings, Inc.	1,559	24,242
		222,903
TOTAL COMMON STOCKS (Cost $169,512,503)		161,401,377

	Number of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(c)(d)	11,283	12,524
Tobira Therapeutics, Inc., CVR*(c)(d)	756	—
		12,524
Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR*(c)(d)	2	—
Omthera Pharmaceuticals, Inc., CVR, at $4.70*(c)(d)	3,327	—
		—
TOTAL RIGHTS (Cost $—)		12,524

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 12.2%

REPURCHASE AGREEMENTS(e) - 12.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $22,804,157 (Cost $22,803,315)	22,803,315	22,803,315

Total Investments - 98.5% (Cost $192,315,818)		184,217,216
Other Assets Less Liabilities - 1.5%		2,854,277
Net Assets - 100.0%		187,071,493

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $73,087,225.

(b)         Represents less than 0.05% of net assets.

(c)          Security fair valued as of February 28, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2018 amounted to $12,524, which represents approximately 0.01% of net assets of the Fund.

(d)         Illiquid security.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Abbreviations

CVR               Contingent Value Rights — No defined expiration

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,921,969
Aggregate gross unrealized depreciation	(18,842,772)
Net unrealized depreciation	$(7,920,803)
Federal income tax cost	$193,771,634

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Russell2000 had the following open  long futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	18	3/16/2018	USD	$1,360,530	$10,682

Cash collateral in the amount of $69,300 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
55,159,923	54,524,754	11/6/2018	Bank of America NA	1.68%	Russell 2000® Index	(679,377)
68,040,210	68,952,338	11/6/2019	Citibank NA	1.63%	Russell 2000® Index	856,814
14,011,673	14,158,549	11/6/2019	Credit Suisse International	1.88%	Russell 2000® Index	136,182
6,030,000	6,126,238	11/6/2019	Deutsche Bank AG	1.28%	Russell 2000® Index	97,480
6,362,150	6,568,297	11/6/2019	Goldman Sachs International	1.63%	Russell 2000® Index	201,942
3,224,814	3,272,732	11/6/2019	Morgan Stanley & Co. International plc	1.48%	iShares® Russell 2000 ETF	34,918
15,458,270	16,207,148	11/6/2019	Morgan Stanley & Co. International plc	1.68%	Russell 2000® Index	750,422
13,945,321	14,137,990	11/6/2019	Societe Generale	1.88%	Russell 2000® Index	186,379
27,359,500	27,411,264	11/6/2019	UBS AG	1.58%	Russell 2000® Index	38,173
209,591,861	211,359,310					1,622,933
					Total Appreciation	2,302,310
					Total Depreciation	(679,377)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD        U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.0%

Aerospace & Defense - 2.4%
Arconic, Inc.	36,457	889,186
Boeing Co. (The)	48,186	17,453,451
General Dynamics Corp.	23,901	5,316,778
Harris Corp.	10,262	1,602,411
Huntington Ingalls Industries, Inc.	3,907	1,023,673
L3 Technologies, Inc.	6,727	1,396,189
Lockheed Martin Corp.	21,470	7,566,887
Northrop Grumman Corp.	14,982	5,244,299
Raytheon Co.	24,882	5,412,084
Rockwell Collins, Inc.	14,013	1,929,871
Textron, Inc.	22,674	1,357,039
TransDigm Group, Inc.	4,159	1,199,081
United Technologies Corp.	63,926	8,613,389
		59,004,338
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	11,999	1,120,227
Expeditors International of Washington, Inc.	15,297	993,693
FedEx Corp.	21,235	5,232,516
United Parcel Service, Inc., Class B	59,136	6,174,390
		13,520,826
Airlines - 0.4%
Alaska Air Group, Inc.	10,592	683,184
American Airlines Group, Inc.	36,655	1,988,534
Delta Air Lines, Inc.	56,457	3,043,032
Southwest Airlines Co.	46,989	2,717,844
United Continental Holdings, Inc.*	21,675	1,469,348
		9,901,942
Auto Components - 0.1%
Aptiv plc	22,881	2,089,721
BorgWarner, Inc.	17,060	837,305
Goodyear Tire & Rubber Co. (The)	21,202	613,586
		3,540,612
Automobiles - 0.4%
Ford Motor Co.	335,806	3,562,902
General Motors Co.	110,034	4,329,838
Harley-Davidson, Inc.	14,485	657,329
		8,550,069
Banks - 5.6%
Bank of America Corp.	834,943	26,801,670
BB&T Corp.	67,904	3,690,582
Citigroup, Inc.	227,577	17,179,788
Citizens Financial Group, Inc.	42,348	1,841,715
Comerica, Inc.	14,970	1,455,383
Fifth Third Bancorp	60,733	2,007,226
Huntington Bancshares, Inc.	93,040	1,460,728
JPMorgan Chase & Co.	298,645	34,493,497
KeyCorp	92,561	1,955,814
M&T Bank Corp.	12,955	2,459,377
People’s United Financial, Inc.	29,800	570,372
PNC Financial Services Group, Inc. (The)	40,954	6,456,808
Regions Financial Corp.	99,841	1,937,914
SunTrust Banks, Inc.	40,974	2,861,624
US Bancorp	135,695	7,376,380
Wells Fargo & Co.	381,458	22,280,962
Zions Bancorp	17,192	945,044
		135,774,884
Beverages - 1.5%
Brown-Forman Corp., Class B	16,854	1,176,241
Coca-Cola Co. (The)	330,052	14,264,847
Constellation Brands, Inc., Class A	14,827	3,194,922
Dr Pepper Snapple Group, Inc.	15,539	1,806,409
Molson Coors Brewing Co., Class B	15,903	1,212,604
Monster Beverage Corp.*	35,436	2,245,579
PepsiCo, Inc.	122,406	13,431,610
		37,332,212
Biotechnology - 2.3%
AbbVie, Inc.	137,205	15,892,455
Alexion Pharmaceuticals, Inc.*	19,228	2,258,328
Amgen, Inc.	62,483	11,482,501
Biogen, Inc.*	18,198	5,259,040
Celgene Corp.*	67,766	5,903,774
Gilead Sciences, Inc.	112,433	8,851,850
Incyte Corp.*	15,076	1,283,872
Regeneron Pharmaceuticals, Inc.*	6,631	2,124,838
Vertex Pharmaceuticals, Inc.*	21,767	3,613,975
		56,670,633
Building Products - 0.3%
Allegion plc	8,177	687,767
AO Smith Corp.	12,550	805,585
Fortune Brands Home & Security, Inc.	13,255	804,048
Johnson Controls International plc	79,654	2,936,843
Masco Corp.	27,076	1,113,365
		6,347,608
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	4,784	905,898
Ameriprise Financial, Inc.	12,733	1,991,950
Bank of New York Mellon Corp. (The)	88,140	5,026,624
BlackRock, Inc.	10,628	5,839,342
Cboe Global Markets, Inc.	9,764	1,093,666
Charles Schwab Corp. (The)	102,693	5,444,783
CME Group, Inc.	29,291	4,866,993
E*TRADE Financial Corp.*	23,298	1,216,854
Franklin Resources, Inc.	28,129	1,087,748
Goldman Sachs Group, Inc. (The)	30,192	7,938,383
Intercontinental Exchange, Inc.	50,354	3,679,870
Invesco Ltd.	35,040	1,140,202
Moody’s Corp.	14,309	2,387,886
Morgan Stanley	119,821	6,712,372
Nasdaq, Inc.	10,017	808,873
Northern Trust Corp.	18,487	1,957,219
Raymond James Financial, Inc.	11,063	1,025,651
S&P Global, Inc.	21,950	4,210,010
State Street Corp.	31,917	3,387,990
T. Rowe Price Group, Inc.	20,857	2,333,898
		63,056,212
Chemicals - 1.7%
Air Products & Chemicals, Inc.	18,762	3,016,742
Albemarle Corp.	9,512	955,290
CF Industries Holdings, Inc.	20,075	827,893
DowDuPont, Inc.	201,407	14,158,912
Eastman Chemical Co.	12,372	1,250,562
Ecolab, Inc.	22,381	2,919,602
FMC Corp.	11,555	906,836
International Flavors & Fragrances, Inc.	6,797	960,076
LyondellBasell Industries NV, Class A	27,842	3,013,061
Monsanto Co.	37,813	4,664,990
Mosaic Co. (The)	30,095	792,100

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
PPG Industries, Inc.	21,903	2,462,773
Praxair, Inc.	24,642	3,690,140
Sherwin-Williams Co. (The)	7,084	2,844,793
		42,463,770
Commercial Services & Supplies - 0.2%
Cintas Corp.	7,412	1,264,932
Republic Services, Inc.	19,561	1,314,108
Stericycle, Inc.*	7,349	460,562
Waste Management, Inc.	34,384	2,968,027
		6,007,629
Communications Equipment - 0.9%
Cisco Systems, Inc.	425,508	19,054,248
F5 Networks, Inc.*	5,388	800,226
Juniper Networks, Inc.	32,269	828,023
Motorola Solutions, Inc.	13,942	1,479,943
		22,162,440
Construction & Engineering - 0.1%
Fluor Corp.	12,041	685,133
Jacobs Engineering Group, Inc.	10,334	630,994
Quanta Services, Inc.*	13,317	458,637
		1,774,764
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,411	1,103,465
Vulcan Materials Co.	11,386	1,340,474
		2,443,939
Consumer Finance - 0.6%
American Express Co.	62,009	6,046,498
Capital One Financial Corp.	41,724	4,086,031
Discover Financial Services	31,275	2,465,408
Navient Corp.	22,639	293,401
Synchrony Financial	63,317	2,304,106
		15,195,444
Containers & Packaging - 0.3%
Avery Dennison Corp.	7,606	898,649
Ball Corp.	30,128	1,203,614
International Paper Co.	35,538	2,117,710
Packaging Corp. of America	8,121	968,023
Sealed Air Corp.	15,525	657,794
WestRock Co.	21,916	1,441,196
		7,286,986
Distributors - 0.1%
Genuine Parts Co.	12,618	1,158,837
LKQ Corp.*	26,599	1,050,129
		2,208,966
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	17,995	455,813

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B*	165,636	34,319,779
Leucadia National Corp.	26,984	647,346
		34,967,125
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	528,484	19,183,969
CenturyLink, Inc.	83,731	1,479,527
Verizon Communications, Inc.	351,119	16,762,421
		37,425,917
Electric Utilities - 1.3%
Alliant Energy Corp.	19,901	769,174
American Electric Power Co., Inc.	42,335	2,776,329
Duke Energy Corp.	60,241	4,538,557
Edison International	28,041	1,699,004
Entergy Corp.	15,513	1,176,196
Eversource Energy	27,275	1,554,675
Exelon Corp.	82,637	3,060,874
FirstEnergy Corp.	38,430	1,242,442
NextEra Energy, Inc.	40,488	6,160,249
PG&E Corp.	44,141	1,813,754
Pinnacle West Capital Corp.	9,618	740,201
PPL Corp.	58,803	1,684,706
Southern Co. (The)	86,384	3,719,695
Xcel Energy, Inc.	43,704	1,891,509
		32,827,365
Electrical Equipment - 0.5%
Acuity Brands, Inc.	3,629	517,423
AMETEK, Inc.	19,893	1,506,696
Eaton Corp. plc	37,923	3,060,386
Emerson Electric Co.	55,243	3,925,567
Rockwell Automation, Inc.	11,062	2,000,010
		11,010,082
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	26,280	2,401,729
Corning, Inc.	74,802	2,175,242
FLIR Systems, Inc.	11,926	585,567
TE Connectivity Ltd.	30,266	3,120,122
		8,282,660
Energy Equipment & Services - 0.6%
Baker Hughes a GE Co.	36,853	972,919
Halliburton Co.	75,102	3,486,235
Helmerich & Payne, Inc.	9,345	603,220
National Oilwell Varco, Inc.	32,709	1,147,759
Schlumberger Ltd.	119,231	7,826,323
TechnipFMC plc	37,738	1,087,609
		15,124,065
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	8,708	1,056,367
American Tower Corp.	36,913	5,143,088
Apartment Investment & Management Co., Class A	13,517	522,567
AvalonBay Communities, Inc.	11,883	1,853,986
Boston Properties, Inc.	13,282	1,578,831
Crown Castle International Corp.	34,969	3,848,688
Digital Realty Trust, Inc.	17,684	1,779,718
Duke Realty Corp.	30,654	759,300
Equinix, Inc.	6,735	2,640,793
Equity Residential	31,628	1,778,442
Essex Property Trust, Inc.	5,683	1,272,026
Extra Space Storage, Inc.	10,836	921,602
Federal Realty Investment Trust	6,244	711,441
GGP, Inc.	53,739	1,137,655
HCP, Inc.	40,376	873,737
Host Hotels & Resorts, Inc.	63,695	1,182,179
Iron Mountain, Inc.	24,225	762,119
Kimco Realty Corp.	36,637	548,090
Macerich Co. (The)	9,330	549,910
Mid-America Apartment Communities, Inc.	9,779	839,234
Prologis, Inc.	45,798	2,779,023
Public Storage	12,882	2,504,776
Realty Income Corp.	24,254	1,192,812
Regency Centers Corp.	12,737	740,147
SBA Communications Corp.*	10,116	1,590,943
Simon Property Group, Inc.	26,755	4,107,160
SL Green Realty Corp.	8,463	820,234
UDR, Inc.	23,032	774,336
Ventas, Inc.	30,655	1,481,250
Vornado Realty Trust	14,840	986,415
Welltower, Inc.	31,879	1,673,647

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Weyerhaeuser Co.	64,972	2,275,969
		50,686,485
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	37,613	7,180,322
CVS Health Corp.	87,190	5,905,379
Kroger Co. (The)	76,564	2,076,415
Sysco Corp.	41,262	2,461,278
Walgreens Boots Alliance, Inc.	74,729	5,148,081
Walmart, Inc.	125,985	11,339,910
		34,111,385
Food Products - 1.0%
Archer-Daniels-Midland Co.	48,135	1,998,565
Campbell Soup Co.	16,556	712,736
Conagra Brands, Inc.	35,160	1,270,331
General Mills, Inc.	48,917	2,472,754
Hershey Co. (The)	12,144	1,193,269
Hormel Foods Corp.	23,170	752,098
JM Smucker Co. (The)	9,775	1,234,583
Kellogg Co.	21,409	1,417,276
Kraft Heinz Co. (The)	51,388	3,445,565
McCormick & Co., Inc. (Non-Voting)	10,307	1,100,582
Mondelez International, Inc., Class A	128,626	5,646,681
Tyson Foods, Inc., Class A	25,615	1,905,244
		23,149,684
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	149,818	9,038,520
Align Technology, Inc.*	6,210	1,630,249
Baxter International, Inc.	43,148	2,925,003
Becton Dickinson and Co.	22,808	5,063,832
Boston Scientific Corp.*	118,193	3,221,941
Cooper Cos., Inc. (The)	4,211	970,720
Danaher Corp.	52,688	5,151,833
DENTSPLY SIRONA, Inc.	19,770	1,108,306
Edwards Lifesciences Corp.*	18,213	2,434,532
Hologic, Inc.*	23,730	921,436
IDEXX Laboratories, Inc.*	7,506	1,405,348
Intuitive Surgical, Inc.*	9,646	4,113,537
Medtronic plc	116,507	9,307,744
ResMed, Inc.	12,213	1,163,533
Stryker Corp.	27,700	4,491,832
Varian Medical Systems, Inc.*	7,885	940,996
Zimmer Biomet Holdings, Inc.	17,429	2,026,121
		55,915,483
Health Care Providers & Services - 2.3%
Aetna, Inc.	28,067	4,969,543
AmerisourceBergen Corp.	13,891	1,321,867
Anthem, Inc.	22,098	5,201,427
Cardinal Health, Inc.	27,079	1,874,138
Centene Corp.*	14,845	1,505,580
Cigna Corp.	21,222	4,157,178
DaVita, Inc.*	13,029	938,349
Envision Healthcare Corp.*	10,411	400,823
Express Scripts Holding Co.*	48,749	3,678,112
HCA Healthcare, Inc.	24,379	2,419,616
Henry Schein, Inc.*	13,511	894,293
Humana, Inc.	12,295	3,342,027
Laboratory Corp. of America Holdings*	8,762	1,513,197
McKesson Corp.	17,944	2,677,783
Patterson Cos., Inc.	7,091	223,934
Quest Diagnostics, Inc.	11,732	1,208,983
UnitedHealth Group, Inc.	83,409	18,863,779
Universal Health Services, Inc., Class B	7,543	861,411
		56,052,040
Health Care Technology - 0.1%
Cerner Corp.*	27,183	1,744,061

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	35,103	2,348,742
Chipotle Mexican Grill, Inc.*	2,138	680,761
Darden Restaurants, Inc.	10,645	981,362
Hilton Worldwide Holdings, Inc.	17,406	1,406,231
Marriott International, Inc., Class A	26,360	3,722,296
McDonald’s Corp.	68,616	10,823,488
MGM Resorts International	43,855	1,501,157
Norwegian Cruise Line Holdings Ltd.*	17,719	1,008,211
Royal Caribbean Cruises Ltd.	14,742	1,866,337
Starbucks Corp.	122,462	6,992,580
Wyndham Worldwide Corp.	8,721	1,009,717
Wynn Resorts Ltd.	6,899	1,155,582
Yum Brands, Inc.	29,008	2,360,671
		35,857,135
Household Durables - 0.3%
DR Horton, Inc.	29,378	1,230,938
Garmin Ltd.	9,553	565,920
Leggett & Platt, Inc.	11,348	493,184
Lennar Corp., Class A	23,385	1,323,123
Mohawk Industries, Inc.*	5,440	1,304,947
Newell Brands, Inc.	42,182	1,083,656
PulteGroup, Inc.	23,277	653,386
Whirlpool Corp.	6,184	1,004,467
		7,659,621
Household Products - 1.2%
Church & Dwight Co., Inc.	21,511	1,058,126
Clorox Co. (The)	11,098	1,432,530
Colgate-Palmolive Co.	75,580	5,212,752
Kimberly-Clark Corp.	30,276	3,358,214
Procter & Gamble Co. (The)	219,321	17,221,085
		28,282,707
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	56,841	617,862
NRG Energy, Inc.	25,890	669,515
		1,287,377
Industrial Conglomerates - 1.4%
3M Co.	51,363	12,096,500
General Electric Co.	746,425	10,532,057
Honeywell International, Inc.	65,571	9,908,434
Roper Technologies, Inc.	8,812	2,424,093
		34,961,084
Insurance - 2.1%
Aflac, Inc.	33,838	3,007,521
Allstate Corp. (The)	30,882	2,849,173
American International Group, Inc.	77,375	4,436,682
Aon plc	21,509	3,018,143
Arthur J Gallagher & Co.	15,562	1,075,490
Assurant, Inc.	4,631	395,812
Brighthouse Financial, Inc.*	8,247	447,565
Chubb Ltd.	39,958	5,670,839
Cincinnati Financial Corp.	12,852	958,631
Everest Re Group Ltd.	3,534	849,008
Hartford Financial Services Group, Inc. (The)	30,705	1,622,759
Lincoln National Corp.	18,836	1,434,738
Loews Corp.	23,758	1,171,982

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Marsh & McLennan Cos., Inc.	43,926	3,646,737
MetLife, Inc.	90,574	4,183,613
Principal Financial Group, Inc.	23,114	1,440,696
Progressive Corp. (The)	50,060	2,882,455
Prudential Financial, Inc.	36,495	3,880,148
Torchmark Corp.	9,242	788,990
Travelers Cos., Inc. (The)	23,557	3,274,423
Unum Group	19,312	984,140
Willis Towers Watson plc	11,365	1,794,533
XL Group Ltd.	22,037	932,385
		50,746,463
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.*	34,424	52,064,579
Booking Holdings, Inc.*	4,195	8,532,798
Expedia, Inc.	10,582	1,112,909
Netflix, Inc.*	37,246	10,852,739
TripAdvisor, Inc.*	9,333	374,067
		72,937,092
Internet Software & Services - 4.1%
Akamai Technologies, Inc.*	14,561	982,285
Alphabet, Inc., Class A*	25,654	28,319,963
Alphabet, Inc., Class C*	25,982	28,703,095
eBay, Inc.*	83,616	3,583,782
Facebook, Inc., Class A*	205,266	36,603,033
VeriSign, Inc.*	7,296	846,482
		99,038,640
IT Services - 3.5%
Accenture plc, Class A	53,190	8,564,122
Alliance Data Systems Corp.	4,138	997,093
Automatic Data Processing, Inc.	38,172	4,401,995
Cognizant Technology Solutions Corp., Class A	50,752	4,162,679
CSRA, Inc.	14,096	571,311
DXC Technology Co.	24,554	2,517,767
Fidelity National Information Services, Inc.	28,735	2,792,467
Fiserv, Inc.*	17,937	2,571,986
Gartner, Inc.*	7,803	884,938
Global Payments, Inc.	13,696	1,552,990
International Business Machines Corp.	74,107	11,548,094
Mastercard, Inc., Class A	79,944	14,050,957
Paychex, Inc.	27,528	1,792,899
PayPal Holdings, Inc.*	97,244	7,722,146
Total System Services, Inc.	14,400	1,266,480
Visa, Inc., Class A	156,088	19,189,459
Western Union Co. (The)	39,533	783,544
		85,370,927
Leisure Products - 0.1%
Hasbro, Inc.	9,754	932,190
Mattel, Inc.	29,586	470,417
		1,402,607
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	27,699	1,899,874
Illumina, Inc.*	12,567	2,865,527
IQVIA Holdings, Inc.*	12,531	1,232,173
Mettler-Toledo International, Inc.*	2,203	1,357,533
PerkinElmer, Inc.	9,487	724,238
Thermo Fisher Scientific, Inc.	34,513	7,198,722
Waters Corp.*	6,846	1,400,965
		16,679,032
Machinery - 1.4%
Caterpillar, Inc.	51,208	7,918,293
Cummins, Inc.	13,428	2,258,187
Deere & Co.	27,533	4,429,234
Dover Corp.	13,409	1,342,241
Flowserve Corp.	11,244	476,183
Fortive Corp.	26,325	2,021,760
Illinois Tool Works, Inc.	26,539	4,284,456
Ingersoll-Rand plc	21,506	1,909,733
PACCAR, Inc.	30,263	2,166,528
Parker-Hannifin Corp.	11,467	2,046,515
Pentair plc	14,216	976,497
Snap-on, Inc.	4,907	781,293
Stanley Black & Decker, Inc.	13,200	2,101,308
Xylem, Inc.	15,459	1,152,932
		33,865,160
Media - 2.2%
CBS Corp. (Non-Voting), Class B	31,206	1,652,982
Charter Communications, Inc., Class A*	16,692	5,707,496
Comcast Corp., Class A	401,468	14,537,156
Discovery Communications, Inc., Class A*	13,255	322,362
Discovery Communications, Inc., Class C*	17,490	401,920
DISH Network Corp., Class A*	19,617	817,833
Interpublic Group of Cos., Inc. (The)	33,447	782,660
News Corp., Class A	32,967	531,758
News Corp., Class B	10,480	171,872
Omnicom Group, Inc.	19,845	1,512,784
Scripps Networks Interactive, Inc., Class A	8,269	743,052
Time Warner, Inc.	67,015	6,229,714
Twenty-First Century Fox, Inc., Class A	90,719	3,340,274
Twenty-First Century Fox, Inc., Class B	37,801	1,376,712
Viacom, Inc., Class B	30,370	1,012,536
Walt Disney Co. (The)	129,995	13,410,284
		52,551,395
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.*	115,877	2,155,312
Newmont Mining Corp.	45,906	1,753,610
Nucor Corp.	27,363	1,789,540
		5,698,462
Multiline Retail - 0.4%
Dollar General Corp.	22,423	2,120,992
Dollar Tree, Inc.*	20,406	2,094,472
Kohl’s Corp.	14,510	958,966
Macy’s, Inc.	26,218	771,071
Nordstrom, Inc.	10,037	514,998
Target Corp.	46,786	3,528,132
		9,988,631
Multi-Utilities - 0.7%
Ameren Corp.	20,886	1,134,110
CenterPoint Energy, Inc.	37,099	1,003,528
CMS Energy Corp.	24,272	1,030,346
Consolidated Edison, Inc.	26,688	1,998,664
Dominion Energy, Inc.	55,389	4,102,663
DTE Energy Co.	15,440	1,556,043
NiSource, Inc.	28,991	670,562
Public Service Enterprise Group, Inc.	43,555	2,109,369
SCANA Corp.	12,274	486,910
Sempra Energy	21,612	2,355,276

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
WEC Energy Group, Inc.	27,164	1,627,667
		18,075,138
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.	47,094	2,686,242
Andeavor	12,353	1,107,076
Apache Corp.	32,788	1,119,710
Cabot Oil & Gas Corp.	39,809	961,785
Chesapeake Energy Corp.*	78,213	220,561
Chevron Corp.	163,482	18,296,906
Cimarex Energy Co.	8,200	787,938
Concho Resources, Inc.*	12,800	1,930,240
ConocoPhillips	102,902	5,588,608
Devon Energy Corp.	45,234	1,387,327
EOG Resources, Inc.	49,770	5,047,673
EQT Corp.	21,073	1,060,183
Exxon Mobil Corp.	364,712	27,623,287
Hess Corp.	23,247	1,055,879
Kinder Morgan, Inc.	165,308	2,677,990
Marathon Oil Corp.	73,132	1,061,877
Marathon Petroleum Corp.	42,040	2,693,082
Newfield Exploration Co.*	17,143	399,946
Noble Energy, Inc.	41,883	1,249,370
Occidental Petroleum Corp.	65,866	4,320,810
ONEOK, Inc.	35,331	1,990,195
Phillips 66	36,990	3,342,786
Pioneer Natural Resources Co.	14,645	2,493,018
Range Resources Corp.	19,436	258,304
Valero Energy Corp.	37,665	3,405,669
Williams Cos., Inc. (The)	71,161	1,975,429
		94,741,891
Personal Products - 0.1%
Coty, Inc., Class A	40,642	785,203
Estee Lauder Cos., Inc. (The), Class A	19,268	2,667,462
		3,452,665
Pharmaceuticals - 3.6%
Allergan plc	28,628	4,415,010
Bristol-Myers Squibb Co.	140,874	9,325,859
Eli Lilly & Co.	83,394	6,423,006
Johnson & Johnson	231,233	30,032,542
Merck & Co., Inc.	235,422	12,764,581
Mylan NV*	46,160	1,861,171
Perrigo Co. plc	11,274	918,380
Pfizer, Inc.	513,050	18,628,845
Zoetis, Inc.	41,943	3,391,511
		87,760,905
Professional Services - 0.2%
Equifax, Inc.	10,337	1,168,081
IHS Markit Ltd.*	31,265	1,471,018
Nielsen Holdings plc	28,816	940,266
Robert Half International, Inc.	10,787	615,614
Verisk Analytics, Inc.*	13,376	1,366,894
		5,561,873
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	26,005	1,215,734

Road & Rail - 0.7%
CSX Corp.	76,926	4,132,465
JB Hunt Transport Services, Inc.	7,370	873,861
Kansas City Southern	8,914	918,499
Norfolk Southern Corp.	24,630	3,425,540
Union Pacific Corp.	67,753	8,824,828
		18,175,193
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc.*	70,587	854,808
Analog Devices, Inc.	31,729	2,860,369
Applied Materials, Inc.	91,795	5,286,474
Broadcom Ltd.	34,997	8,625,361
Intel Corp.	402,816	19,854,801
KLA-Tencor Corp.	13,490	1,528,552
Lam Research Corp.	13,938	2,674,145
Microchip Technology, Inc.	20,133	1,790,428
Micron Technology, Inc.*	99,264	4,845,076
NVIDIA Corp.	52,159	12,622,478
Qorvo, Inc.*	10,955	884,178
QUALCOMM, Inc.	126,884	8,247,460
Skyworks Solutions, Inc.	15,815	1,727,789
Texas Instruments, Inc.	84,830	9,191,330
Xilinx, Inc.	21,601	1,539,071
		82,532,320
Software - 4.7%
Activision Blizzard, Inc.	65,077	4,759,081
Adobe Systems, Inc.*	42,430	8,873,386
ANSYS, Inc.*	7,304	1,168,202
Autodesk, Inc.*	18,866	2,216,189
CA, Inc.	27,018	948,332
Cadence Design Systems, Inc.*	24,303	942,227
Citrix Systems, Inc.*	12,320	1,133,440
Electronic Arts, Inc.*	26,502	3,278,297
Intuit, Inc.	20,906	3,488,375
Microsoft Corp.	664,013	62,264,499
Oracle Corp.	262,231	13,287,245
Red Hat, Inc.*	15,231	2,245,049
salesforce.com, Inc.*	59,061	6,865,841
Symantec Corp.	53,365	1,402,966
Synopsys, Inc.*	12,931	1,094,868
		113,967,997
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	6,361	726,744
AutoZone, Inc.*	2,366	1,572,727
Best Buy Co., Inc.	21,890	1,585,712
CarMax, Inc.*	15,691	971,587
Foot Locker, Inc.	10,674	490,043
Gap, Inc. (The)	18,745	591,967
Home Depot, Inc. (The)	100,512	18,320,322
L Brands, Inc.	21,257	1,048,608
Lowe’s Cos., Inc.	71,681	6,421,901
O’Reilly Automotive, Inc.*	7,319	1,787,227
Ross Stores, Inc.	33,189	2,591,729
Signet Jewelers Ltd.	5,205	261,707
Tiffany & Co.	8,789	888,041
TJX Cos., Inc. (The)	54,767	4,528,135
Tractor Supply Co.	10,805	701,569
Ulta Beauty, Inc.*	5,023	1,021,427
		43,509,446
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	441,920	78,714,791
Hewlett Packard Enterprise Co.	137,285	2,552,128
HP, Inc.	143,761	3,362,570
NetApp, Inc.	23,218	1,405,850
Seagate Technology plc	24,902	1,329,767
Western Digital Corp.	25,458	2,215,864
Xerox Corp.	18,376	557,160
		90,138,130
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	31,381	608,792
Michael Kors Holdings Ltd.*	13,090	823,754

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
NIKE, Inc., Class B	113,094	7,580,691
PVH Corp.	6,666	961,771
Ralph Lauren Corp.	4,767	504,540
Tapestry, Inc.	24,478	1,246,175
Under Armour, Inc., Class A*	15,935	264,202
Under Armour, Inc., Class C*	15,867	238,798
VF Corp.	28,232	2,105,260
		14,333,983
Tobacco - 1.0%
Altria Group, Inc.	164,241	10,338,971
Philip Morris International, Inc.	133,682	13,842,771
		24,181,742
Trading Companies & Distributors - 0.2%
Fastenal Co.	24,736	1,353,554
United Rentals, Inc.*	7,273	1,273,430
WW Grainger, Inc.	4,464	1,167,559
		3,794,543
Water Utilities - 0.1%
American Water Works Co., Inc.	15,351	1,218,255

TOTAL COMMON STOCKS (Cost $1,956,265,001)		1,993,981,587

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 8.2%

REPURCHASE AGREEMENTS(c) - 8.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $199,824,602 (Cost $199,817,215)	199,817,215	199,817,215

Total Investments - 90.2% (Cost $2,156,082,216)		2,193,798,802
Other Assets Less Liabilities - 9.8%		238,852,549
Net Assets - 100.0%		2,432,651,351

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $298,542,275.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$288,737,531
Aggregate gross unrealized depreciation	(120,163,072)
Net unrealized appreciation	$168,574,459
Federal income tax cost	$2,159,949,809

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open  long futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,066	3/16/2018	USD	$144,629,550	$2,488,161

Cash collateral in the amount of $6,801,080 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation ($)
273,576,324	286,450,749	11/6/2019	Bank of America NA	1.98%	S&P 500®	13,196,940
436,560,000	463,488,943	11/6/2018	BNP Paribas SA	2.13%	S&P 500®	27,059,543
108,679,633	111,889,428	11/6/2019	Citibank NA	1.98%	S&P 500®	3,275,591
133,825,708	143,925,686	11/6/2019	Credit Suisse International	2.18%	S&P 500®	10,278,627
486,580,000	505,277,083	11/6/2019	Deutsche Bank AG	1.83%	S&P 500®	19,113,739
63,542,702	68,740,750	11/6/2019	Goldman Sachs International	2.03%	S&P 500®	5,270,104
589,149,494	623,486,223	11/6/2019	Goldman Sachs International	1.78%	SPDR® S&P 500® ETF Trust	31,118,939
178,969,397	183,830,588	11/6/2019	Morgan Stanley & Co. International plc	2.08%	S&P 500®	4,986,011
96,522,205	110,165,153	11/6/2019	Societe Generale	2.23%	S&P 500®	13,823,030
225,474,178	229,459,377	11/6/2019	UBS AG	2.08%	S&P 500®	4,114,781
2,592,879,641	2,726,713,980					132,237,305
					Total Appreciation	132,237,305

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.8%

Communications Equipment - 0.2%
InterDigital, Inc.	2,371	170,238

Semiconductors & Semiconductor Equipment - 82.6%
Advanced Micro Devices, Inc.*	56,012	678,305
Analog Devices, Inc.	25,177	2,269,707
Applied Materials, Inc.	72,840	4,194,856
Broadcom Ltd.	27,771	6,844,441
Cavium, Inc.*	4,724	420,625
Cirrus Logic, Inc.*	4,347	192,616
Cree, Inc.*	6,702	253,537
Cypress Semiconductor Corp.	22,789	398,124
Entegris, Inc.	9,657	320,612
Integrated Device Technology, Inc.*	9,073	275,274
Intel Corp.	319,641	15,755,105
KLA-Tencor Corp.	10,703	1,212,757
Lam Research Corp.	11,061	2,122,163
Marvell Technology Group Ltd.	29,184	685,532
Maxim Integrated Products, Inc.	19,225	1,171,571
Microchip Technology, Inc.	15,977	1,420,835
Micron Technology, Inc.*	78,768	3,844,666
Microsemi Corp.*	8,032	521,277
MKS Instruments, Inc.	3,708	412,886
Monolithic Power Systems, Inc.	2,608	305,292
NVIDIA Corp.	41,390	10,016,380
ON Semiconductor Corp.*	28,969	692,938
Qorvo, Inc.*	8,692	701,531
QUALCOMM, Inc.	100,686	6,544,590
Semtech Corp.*	4,521	152,132
Silicon Laboratories, Inc.*	2,907	271,804
Skyworks Solutions, Inc.	12,549	1,370,978
Synaptics, Inc.*	2,324	107,996
Teradyne, Inc.	13,398	608,269
Texas Instruments, Inc.	67,313	7,293,364
Versum Materials, Inc.	7,430	275,059
Xilinx, Inc.	17,140	1,221,225
		72,556,447
TOTAL COMMON STOCKS (Cost $66,685,069)		72,726,685

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 11.5%

REPURCHASE AGREEMENTS(b) - 11.5%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $10,154,417 (Cost $10,154,042)	10,154,042	10,154,042

Total Investments - 94.3% (Cost $76,839,111)		82,880,727
Other Assets Less Liabilities - 5.7%		5,056,022
Net Assets - 100.0%		87,936,749

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,460,359.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,833,724
Aggregate gross unrealized depreciation	(3,379,983)
Net unrealized appreciation	$10,453,741
Federal income tax cost	$77,046,648

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
2,763,237	1,626,539	11/6/2019	Bank of America NA	1.88%	Dow Jones U.S. SemiconductorsSM Index(3)	(1,147,853)
7,152,182	7,433,039	11/13/2019	Credit Suisse International	2.18%	Dow Jones U.S. SemiconductorsSM Index(3)	279,834
30,827,501	35,236,545	11/6/2018	Morgan Stanley & Co. International plc	1.98%	Dow Jones U.S. SemiconductorsSM Index(3)	4,510,604
56,084,658	58,505,906	11/6/2019	Societe Generale	2.23%	Dow Jones U.S. SemiconductorsSM Index(3)	2,429,017
2,211,251	742,026	11/6/2019	UBS AG	2.13%	Dow Jones U.S. SemiconductorsSM Index(3)	(1,451,940)
99,038,829	103,544,055					4,619,662
					Total Appreciation	7,219,455
					Total Depreciation	(2,599,793)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 87.7%

Aerospace & Defense - 1.7%
AAR Corp.	974	41,473
Aerojet Rocketdyne Holdings, Inc.*	2,271	61,317
Aerovironment, Inc.*	642	31,920
Axon Enterprise, Inc.*	1,599	55,693
Cubic Corp.	758	46,541
Engility Holdings, Inc.*	534	14,584
Mercury Systems, Inc.*	1,458	67,024
Moog, Inc., Class A*	977	81,902
National Presto Industries, Inc.	151	13,711
Triumph Group, Inc.	1,502	41,981
		456,146
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.*	765	46,550
Echo Global Logistics, Inc.*	794	21,002
Forward Air Corp.	901	48,654
Hub Group, Inc., Class A*	1,011	44,130
		160,336
Airlines - 0.8%
Allegiant Travel Co.	378	62,862
Hawaiian Holdings, Inc.	1,587	57,132
SkyWest, Inc.	1,568	85,926
		205,920
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc.*	2,994	44,191
Cooper-Standard Holdings, Inc.*	477	58,118
Dorman Products, Inc.*	908	62,652
Fox Factory Holding Corp.*	1,135	42,619
Gentherm, Inc.*	1,110	34,188
LCI Industries	754	82,412
Motorcar Parts of America, Inc.*	578	11,780
Standard Motor Products, Inc.	614	28,649
Superior Industries International, Inc.	702	10,144
		374,753
Automobiles - 0.2%
Winnebago Industries, Inc.	874	38,063

Banks - 7.0%
Ameris Bancorp	1,126	59,847
Banc of California, Inc.	1,287	25,676
Banner Corp.	992	54,838
Boston Private Financial Holdings, Inc.	2,547	37,186
Brookline Bancorp, Inc.	2,317	36,724
Central Pacific Financial Corp.	912	25,417
City Holding Co.	471	31,731
Columbia Banking System, Inc.	2,209	92,292
Community Bank System, Inc.	1,531	81,618
Customers Bancorp, Inc.*	874	25,643
CVB Financial Corp.	3,096	71,208
Fidelity Southern Corp.	664	14,947
First Bancorp/PR*	5,490	33,105
First Commonwealth Financial Corp.	2,946	41,156
First Financial Bancorp	1,875	51,000
First Financial Bankshares, Inc.	2,002	92,092
First Midwest Bancorp, Inc.	3,105	75,203
Glacier Bancorp, Inc.	2,359	91,765
Great Western Bancorp, Inc.	1,780	72,784
Green Bancorp, Inc.*	742	16,176
Hanmi Financial Corp.	979	29,908
Hope Bancorp, Inc.	3,892	70,289
Independent Bank Corp./MA	830	57,602
LegacyTexas Financial Group, Inc.	1,278	53,535
National Bank Holdings Corp., Class A	810	26,398
NBT Bancorp, Inc.	1,316	45,797
OFG Bancorp	1,330	14,297
Old National Bancorp	4,046	68,782
Opus Bank	520	14,586
Pacific Premier Bancorp, Inc.*	1,173	49,325
S&T Bancorp, Inc.	1,057	41,709
Seacoast Banking Corp. of Florida*	1,418	37,180
ServisFirst Bancshares, Inc.	1,361	54,658
Simmons First National Corp., Class A	2,360	67,142
Southside Bancshares, Inc.	834	27,856
Tompkins Financial Corp.	374	28,701
United Community Banks, Inc.	2,169	67,044
Westamerica Bancorp	795	45,545
		1,830,762
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	139	25,939

Biotechnology - 1.9%
Acorda Therapeutics, Inc.*	1,414	33,582
AMAG Pharmaceuticals, Inc.*	1,070	22,523
Cytokinetics, Inc.*	1,530	11,858
Eagle Pharmaceuticals, Inc.*	254	14,260
Emergent BioSolutions, Inc.*	1,061	52,732
Enanta Pharmaceuticals, Inc.*	432	33,964
Ligand Pharmaceuticals, Inc.*	638	96,906
MiMedx Group, Inc.*	3,088	21,894
Momenta Pharmaceuticals, Inc.*	2,310	39,386
Myriad Genetics, Inc.*	2,095	67,920
Progenics Pharmaceuticals, Inc.*	2,124	14,188
Repligen Corp.*	1,132	38,816
Spectrum Pharmaceuticals, Inc.*	2,740	58,937
		506,966
Building Products - 2.0%
AAON, Inc.	1,222	44,909
American Woodmark Corp.*	435	55,854
Apogee Enterprises, Inc.	865	37,316
Gibraltar Industries, Inc.*	959	33,277
Griffon Corp.	913	17,073
Insteel Industries, Inc.	548	15,476
Patrick Industries, Inc.*	721	44,305
PGT Innovations, Inc.*	1,503	26,303
Quanex Building Products Corp.	1,051	17,604
Simpson Manufacturing Co., Inc.	1,275	70,533
Trex Co., Inc.*	890	92,026
Universal Forest Products, Inc.	1,849	60,906
		515,582
Capital Markets - 1.5%
Donnelley Financial Solutions, Inc.*	1,018	17,622
Evercore, Inc., Class A	1,169	108,775
Financial Engines, Inc.	1,913	64,085

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Greenhill & Co., Inc.	740	15,059
INTL. FCStone, Inc.*	471	18,675
Investment Technology Group, Inc.	999	19,800
Piper Jaffray Cos.	429	35,822
Virtus Investment Partners, Inc.	215	26,456
Waddell & Reed Financial, Inc., Class A	2,521	50,420
WisdomTree Investments, Inc.	3,476	33,404
		390,118
Chemicals - 2.6%
A Schulman, Inc.	891	39,070
AdvanSix, Inc.*	922	38,125
American Vanguard Corp.	793	15,463
Balchem Corp.	969	72,917
Calgon Carbon Corp.	1,536	32,640
Flotek Industries, Inc.*	1,718	10,222
FutureFuel Corp.	768	9,208
Hawkins, Inc.	287	9,615
HB Fuller Co.	1,520	76,593
Ingevity Corp.*	1,274	95,435
Innophos Holdings, Inc.	590	24,520
Innospec, Inc.	728	47,284
Koppers Holdings, Inc.*	626	25,290
Kraton Corp.*	947	40,162
LSB Industries, Inc.*	610	4,557
Quaker Chemical Corp.	403	57,440
Rayonier Advanced Materials, Inc.	1,566	31,899
Stepan Co.	597	47,820
Tredegar Corp.	768	12,250
		690,510
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	1,675	58,893
Brady Corp., Class A	1,452	54,305
Essendant, Inc.	1,138	9,036
Interface, Inc.	1,822	44,092
LSC Communications, Inc.	1,054	15,346
Matthews International Corp., Class A	972	49,815
Mobile Mini, Inc.	1,339	56,171
Multi-Color Corp.	420	26,607
RR Donnelley & Sons Co.	2,116	15,955
Team, Inc.*	904	14,780
Tetra Tech, Inc.	1,684	82,432
UniFirst Corp.	467	72,525
US Ecology, Inc.	661	34,967
Viad Corp.	616	32,063
		566,987
Communications Equipment - 1.5%
ADTRAN, Inc.	1,455	22,771
Applied Optoelectronics, Inc.*	587	16,395
CalAmp Corp.*	1,076	25,178
Comtech Telecommunications Corp.	714	15,779
Digi International, Inc.*	805	8,412
Extreme Networks, Inc.*	3,428	39,113
Harmonic, Inc.*	2,467	7,463
Lumentum Holdings, Inc.*	1,874	114,314
NETGEAR, Inc.*	951	53,018
Oclaro, Inc.*	5,103	36,589
Viavi Solutions, Inc.*	6,875	66,138
		405,170
Construction & Engineering - 0.4%
Aegion Corp.*	984	22,593
Comfort Systems USA, Inc.	1,122	46,058
MYR Group, Inc.*	498	16,110
Orion Group Holdings, Inc.*	854	5,363
		90,124
Construction Materials - 0.1%
US Concrete, Inc.*	472	34,338

Consumer Finance - 1.3%
Encore Capital Group, Inc.*	716	30,645
Enova International, Inc.*	1,012	22,264
EZCORP, Inc., Class A*	1,555	20,215
FirstCash, Inc.	1,425	105,022
Green Dot Corp., Class A*	1,383	90,075
PRA Group, Inc.*	1,366	52,318
World Acceptance Corp.*	177	19,031
		339,570
Containers & Packaging - 0.1%
Myers Industries, Inc.	664	12,583

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,398	28,617

Diversified Consumer Services - 0.4%
American Public Education, Inc.*	491	15,098
Capella Education Co.	353	27,428
Career Education Corp.*	1,985	26,262
Regis Corp.*	1,055	16,975
Strayer Education, Inc.	320	28,685
		114,448
Diversified Telecommunication Services - 1.0%
ATN International, Inc.	328	19,647
Cincinnati Bell, Inc.*	1,275	20,591
Cogent Communications Holdings, Inc.	1,251	53,605
Consolidated Communications Holdings, Inc.	1,950	22,542
Frontier Communications Corp.	2,374	16,689
GCI Liberty, Inc.*	799	30,722
Iridium Communications, Inc.*	2,518	29,461
Vonage Holdings Corp.*	6,290	63,844
		257,101
Electric Utilities - 0.6%
ALLETE, Inc.	1,538	104,815
El Paso Electric Co.	1,226	59,583
		164,398
Electrical Equipment - 0.5%
AZZ, Inc.	786	32,108
Encore Wire Corp.	629	32,960
General Cable Corp.	1,512	44,680
Powell Industries, Inc.	261	6,950
Vicor Corp.*	491	12,643
		129,341
Electronic Equipment, Instruments & Components - 3.4%
Anixter International, Inc.*	874	66,031
Badger Meter, Inc.	881	41,936
Bel Fuse, Inc., Class B	299	5,173
Benchmark Electronics, Inc.*	1,502	45,060
Control4 Corp.*	597	14,352
CTS Corp.	997	25,623
Daktronics, Inc.	1,177	10,487
Electro Scientific Industries, Inc.*	1,013	18,163
ePlus, Inc.*	428	32,763
Fabrinet*	1,137	34,281
FARO Technologies, Inc.*	505	29,972
II-VI, Inc.*	1,659	63,872

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Insight Enterprises, Inc.*	1,083	37,829
Itron, Inc.*	1,030	72,100
KEMET Corp.*	1,484	26,682
Methode Electronics, Inc.	1,112	43,868
MTS Systems Corp.	539	26,384
OSI Systems, Inc.*	538	33,969
Park Electrochemical Corp.	576	9,804
Plexus Corp.*	1,017	61,345
Rogers Corp.*	551	75,663
Sanmina Corp.*	2,178	60,004
ScanSource, Inc.*	770	25,217
TTM Technologies, Inc.*	2,772	44,796
		905,374
Energy Equipment & Services - 1.5%
Archrock, Inc.	2,146	20,387
Bristow Group, Inc.	973	14,362
CARBO Ceramics, Inc.*	664	4,515
Era Group, Inc.*	611	5,774
Exterran Corp.*	963	24,913
Geospace Technologies Corp.*	405	4,143
Gulf Island Fabrication, Inc.	410	3,383
Helix Energy Solutions Group, Inc.*	4,199	25,026
Matrix Service Co.*	808	11,554
McDermott International, Inc.*	8,587	62,685
Newpark Resources, Inc.*	2,595	21,409
Noble Corp. plc*	7,408	28,743
Oil States International, Inc.*	1,544	37,982
Pioneer Energy Services Corp.*	2,351	6,465
SEACOR Holdings, Inc.*	508	21,087
TETRA Technologies, Inc.*	3,505	12,723
Unit Corp.*	1,598	30,618
US Silica Holdings, Inc.	2,457	63,612
		399,381
Equity Real Estate Investment Trusts (REITs) - 4.2%
Acadia Realty Trust	2,532	60,971
Agree Realty Corp.	882	41,542
American Assets Trust, Inc.	1,255	39,809
Armada Hoffler Properties, Inc.	1,359	17,776
CareTrust REIT, Inc.	2,294	30,395
CBL & Associates Properties, Inc.	5,174	23,956
Cedar Realty Trust, Inc.	2,456	9,750
Chatham Lodging Trust	1,371	24,938
Chesapeake Lodging Trust	1,818	47,013
Community Healthcare Trust, Inc.	518	12,194
DiamondRock Hospitality Co.	6,056	62,256
Easterly Government Properties, Inc.	1,327	25,266
EastGroup Properties, Inc.	1,041	84,352
Four Corners Property Trust, Inc.	1,850	40,626
Franklin Street Properties Corp.	3,242	26,228
Getty Realty Corp.	995	23,482
Government Properties Income Trust	2,998	41,133
Hersha Hospitality Trust	1,182	19,858
Independence Realty Trust, Inc.	2,524	21,504
Kite Realty Group Trust	2,527	38,259
Lexington Realty Trust	6,549	52,130
LTC Properties, Inc.	1,198	44,266
National Storage Affiliates Trust	1,498	36,746
Pennsylvania REIT	2,112	22,049
PotlatchDeltic Corp.	3	153
PS Business Parks, Inc.	602	66,738
Ramco-Gershenson Properties Trust	2,398	28,248
Retail Opportunity Investments Corp.	3,317	56,920
Saul Centers, Inc.	365	17,859
Summit Hotel Properties, Inc.	3,152	41,512
Universal Health Realty Income Trust	382	21,148
Urstadt Biddle Properties, Inc., Class A	900	15,768
Whitestone REIT	1,165	14,376
		1,109,221
Food & Staples Retailing - 0.2%
Andersons, Inc. (The)	796	27,900
SpartanNash Co.	1,118	18,749
SUPERVALU, Inc.*	1,158	16,478
		63,127
Food Products - 1.2%
B&G Foods, Inc.	2,010	55,677
Calavo Growers, Inc.	477	40,712
Cal-Maine Foods, Inc.*	901	38,382
Darling Ingredients, Inc.*	4,980	90,586
J&J Snack Foods Corp.	452	60,717
John B Sanfilippo & Son, Inc.	262	15,128
Seneca Foods Corp., Class A*	206	5,995
		307,197
Gas Utilities - 0.8%
Northwest Natural Gas Co.	868	45,266
South Jersey Industries, Inc.	2,403	62,983
Spire, Inc.	1,459	98,920
		207,169
Health Care Equipment & Supplies - 4.4%
Abaxis, Inc.	686	45,736
Analogic Corp.	376	31,396
AngioDynamics, Inc.*	1,111	18,098
Anika Therapeutics, Inc.*	445	23,162
Cantel Medical Corp.	1,078	125,382
CONMED Corp.	751	45,458
CryoLife, Inc.*	1,006	19,064
Cutera, Inc.*	419	18,876
Haemonetics Corp.*	1,598	113,298
Heska Corp.*	196	13,324
ICU Medical, Inc.*	456	105,450
Inogen, Inc.*	518	62,585
Integer Holdings Corp.*	853	43,546
Integra LifeSciences Holdings Corp.*	1,923	101,400
Invacare Corp.	993	17,080
Lantheus Holdings, Inc.*	896	13,709
LeMaitre Vascular, Inc.	461	16,024
Meridian Bioscience, Inc.	1,275	17,786
Merit Medical Systems, Inc.*	1,518	69,069
Natus Medical, Inc.*	941	29,312
Neogen Corp.*	1,540	89,736
OraSure Technologies, Inc.*	1,834	31,655
Orthofix International NV*	548	30,693
Surmodics, Inc.*	395	11,889
Tactile Systems Technology, Inc.*	439	14,206
Varex Imaging Corp.*	1,135	39,600
		1,147,534
Health Care Providers & Services - 3.1%
Aceto Corp.	912	6,539
Almost Family, Inc.*	379	22,342
Amedisys, Inc.*	863	51,098

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
AMN Healthcare Services, Inc.*	1,446	80,470
BioTelemetry, Inc.*	931	30,071
Chemed Corp.	482	125,142
Community Health Systems, Inc.*	3,468	17,756
CorVel Corp.*	292	14,293
Cross Country Healthcare, Inc.*	1,102	14,271
Diplomat Pharmacy, Inc.*	1,435	29,905
Ensign Group, Inc. (The)	1,456	38,875
HealthEquity, Inc.*	1,554	89,479
Kindred Healthcare, Inc.	2,630	24,196
LHC Group, Inc.*	491	31,611
Magellan Health, Inc.*	727	73,354
Providence Service Corp. (The)*	339	21,547
Quorum Health Corp.*	858	5,097
Select Medical Holdings Corp.*	3,238	58,608
Tivity Health, Inc.*	1,030	39,707
US Physical Therapy, Inc.	380	29,450
		803,811
Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	338	10,073
HealthStream, Inc.*	771	18,627
HMS Holdings Corp.*	2,541	40,758
Omnicell, Inc.*	1,148	50,110
Quality Systems, Inc.*	1,426	17,896
		137,464
Hotels, Restaurants & Leisure - 2.0%
Belmond Ltd., Class A*	2,537	29,302
Biglari Holdings, Inc.*	31	12,996
BJ’s Restaurants, Inc.	542	23,577
Chuy’s Holdings, Inc.*	510	13,770
Dave & Buster’s Entertainment, Inc.*	1,243	55,649
Dine Brands Global, Inc.	544	41,333
El Pollo Loco Holdings, Inc.*	653	6,367
Fiesta Restaurant Group, Inc.*	818	13,906
Marcus Corp. (The)	582	15,714
Marriott Vacations Worldwide Corp.	712	100,036
Monarch Casino & Resort, Inc.*	342	14,443
Penn National Gaming, Inc.*	2,533	67,403
Red Robin Gourmet Burgers, Inc.*	391	20,977
Ruth’s Hospitality Group, Inc.	880	21,604
Shake Shack, Inc., Class A*	555	21,639
Sonic Corp.	1,216	30,546
Wingstop, Inc.	880	39,873
		529,135
Household Durables - 1.7%
Cavco Industries, Inc.*	256	40,730
Ethan Allen Interiors, Inc.	764	18,145
Installed Building Products, Inc.*	635	37,941
iRobot Corp.*	844	57,350
La-Z-Boy, Inc.	1,458	44,761
LGI Homes, Inc.*	526	29,766
M/I Homes, Inc.*	833	24,199
MDC Holdings, Inc.	1,358	37,589
Meritage Homes Corp.*	1,147	48,633
TopBuild Corp.*	1,074	74,793
Universal Electronics, Inc.*	434	21,483
William Lyon Homes, Class A*	842	21,286
		456,676
Household Products - 0.4%
Central Garden & Pet Co.*	312	12,053
Central Garden & Pet Co., Class A*	1,055	38,233
WD-40 Co.	423	52,748
		103,034
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,082	36,734

Insurance - 2.9%
American Equity Investment Life Holding Co.	2,696	82,525
AMERISAFE, Inc.	582	32,592
eHealth, Inc.*	495	8,064
Employers Holdings, Inc.	980	38,367
HCI Group, Inc.	240	8,311
Horace Mann Educators Corp.	1,229	50,573
Infinity Property & Casualty Corp.	329	38,806
James River Group Holdings Ltd.	751	24,565
Maiden Holdings Ltd.	2,098	12,588
Navigators Group, Inc. (The)	678	36,544
ProAssurance Corp.	1,615	77,197
RLI Corp.	1,172	71,258
Safety Insurance Group, Inc.	461	32,892
Selective Insurance Group, Inc.	1,766	100,397
Stewart Information Services Corp.	719	28,853
Third Point Reinsurance Ltd.*	2,629	36,543
United Fire Group, Inc.	639	28,423
United Insurance Holdings Corp.	621	12,141
Universal Insurance Holdings, Inc.	967	28,333
		748,972
Internet & Direct Marketing Retail - 0.5%
FTD Cos., Inc.*	509	3,064
Nutrisystem, Inc.	909	27,952
PetMed Express, Inc.	624	28,198
Shutterfly, Inc.*	993	76,193
		135,407
Internet Software & Services - 1.1%
Alarm.com Holdings, Inc.*	756	27,318
Blucora, Inc.*	1,395	32,504
DHI Group, Inc.*	1,427	2,355
Liquidity Services, Inc.*	771	5,281
LivePerson, Inc.*	1,654	23,900
NIC, Inc.	2,004	27,054
QuinStreet, Inc.*	1,078	14,154
Shutterstock, Inc.*	556	27,939
SPS Commerce, Inc.*	520	31,210
Stamps.com, Inc.*	490	93,615
XO Group, Inc.*	729	14,048
		299,378
IT Services - 1.9%
CACI International, Inc., Class A*	745	111,042
Cardtronics plc, Class A*	1,380	30,884
CSG Systems International, Inc.	1,014	47,334
EVERTEC, Inc.	1,818	29,452
ExlService Holdings, Inc.*	1,025	58,446
ManTech International Corp., Class A	780	43,969
Perficient, Inc.*	1,054	20,521
Sykes Enterprises, Inc.*	1,208	35,104
Travelport Worldwide Ltd.	3,789	53,993
TTEC Holdings, Inc.	430	15,330
Virtusa Corp.*	824	39,321
		485,396
Leisure Products - 0.4%
Callaway Golf Co.	2,857	44,226
Nautilus, Inc.*	929	11,009
Sturm Ruger & Co., Inc.	528	22,731

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Vista Outdoor, Inc.*	1,732	29,842
		107,808
Life Sciences Tools & Services - 0.3%
Cambrex Corp.*	991	51,483
Luminex Corp.	1,238	24,277
		75,760
Machinery - 4.9%
Actuant Corp., Class A	1,807	41,019
Alamo Group, Inc.	289	32,122
Albany International Corp., Class A	877	55,821
Astec Industries, Inc.	578	34,044
Barnes Group, Inc.	1,492	89,983
Briggs & Stratton Corp.	1,295	29,112
Chart Industries, Inc.*	929	51,197
CIRCOR International, Inc.	497	23,359
EnPro Industries, Inc.	644	46,664
ESCO Technologies, Inc.	781	46,001
Federal Signal Corp.	1,814	38,801
Franklin Electric Co., Inc.	1,168	45,727
Greenbrier Cos., Inc. (The)	868	44,962
Harsco Corp.*	2,432	49,248
Hillenbrand, Inc.	1,905	83,630
John Bean Technologies Corp.	955	105,766
Lindsay Corp.	320	28,301
Lydall, Inc.*	520	25,038
Mueller Industries, Inc.	1,748	46,305
Proto Labs, Inc.*	748	81,495
SPX Corp.*	1,288	40,224
SPX FLOW, Inc.*	1,279	62,364
Standex International Corp.	385	36,998
Tennant Co.	538	34,647
Titan International, Inc.	1,499	19,277
Wabash National Corp.	1,783	38,959
Watts Water Technologies, Inc., Class A	840	63,420
		1,294,484
Marine - 0.1%
Matson, Inc.	1,282	36,537

Media - 0.6%
EW Scripps Co. (The), Class A	1,672	23,023
Gannett Co., Inc.	3,380	33,935
New Media Investment Group, Inc.	1,609	27,755
Scholastic Corp.	836	30,439
World Wrestling Entertainment, Inc., Class A	1,184	45,170
		160,322
Metals & Mining - 0.8%
AK Steel Holding Corp.*	9,517	49,108
Century Aluminum Co.*	1,504	28,651
Haynes International, Inc.	377	15,683
Kaiser Aluminum Corp.	510	51,188
Materion Corp.	605	30,492
Olympic Steel, Inc.	275	6,196
SunCoke Energy, Inc.*	1,944	20,762
TimkenSteel Corp.*	1,180	19,305
		221,385
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate Finance, Inc.	2,947	53,812
ARMOUR Residential REIT, Inc.	1,265	27,096
Capstead Mortgage Corp.	2,904	24,248
Invesco Mortgage Capital, Inc.	3,372	51,828
PennyMac Mortgage Investment Trust	1,825	30,423
		187,407
Multiline Retail - 0.5%
Fred’s, Inc., Class A	1,084	3,609
JC Penney Co., Inc.*	9,406	40,728
Ollie’s Bargain Outlet Holdings, Inc.*	1,485	88,135
		132,472
Multi-Utilities - 0.4%
Avista Corp.	1,948	93,173

Oil, Gas & Consumable Fuels - 1.3%
Bill Barrett Corp.*	2,942	13,327
Carrizo Oil & Gas, Inc.*	2,340	32,877
Cloud Peak Energy, Inc.*	2,269	7,465
CONSOL Energy, Inc.*	783	24,813
Denbury Resources, Inc.*	12,158	26,626
Green Plains, Inc.	1,169	21,393
Par Pacific Holdings, Inc.*	761	12,952
PDC Energy, Inc.*	1,991	104,587
REX American Resources Corp.*	176	14,207
Ring Energy, Inc.*	1,619	21,970
SRC Energy, Inc.*	7,297	64,725
		344,942
Paper & Forest Products - 1.0%
Boise Cascade Co.	1,166	46,990
Clearwater Paper Corp.*	497	18,687
KapStone Paper and Packaging Corp.	2,637	92,005
Neenah, Inc.	509	39,015
PH Glatfelter Co.	1,318	26,900
Schweitzer-Mauduit International, Inc.	930	36,465
		260,062
Personal Products - 0.2%
Inter Parfums, Inc.	520	22,048
Medifast, Inc.	318	20,285
		42,333
Pharmaceuticals - 2.8%
Amphastar Pharmaceuticals, Inc.*	1,071	19,664
ANI Pharmaceuticals, Inc.*	272	17,427
Corcept Therapeutics, Inc.*	2,865	43,519
Depomed, Inc.*	1,902	13,067
Impax Laboratories, Inc.*	2,241	45,716
Innoviva, Inc.*	2,220	34,432
Lannett Co., Inc.*	910	14,560
Medicines Co. (The)*	1,940	59,403
Nektar Therapeutics*	4,761	412,112
Phibro Animal Health Corp., Class A	592	22,762
Supernus Pharmaceuticals, Inc.*	1,551	60,334
		742,996
Professional Services - 2.2%
Exponent, Inc.	780	60,645
Forrester Research, Inc.	300	12,150
FTI Consulting, Inc.*	1,149	54,796
Heidrick & Struggles International, Inc.	567	14,969
Insperity, Inc.	1,120	73,136
Kelly Services, Inc., Class A	922	27,190
Korn/Ferry International	1,708	71,582
Navigant Consulting, Inc.*	1,387	27,573
On Assignment, Inc.*	1,478	113,348

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Resources Connection, Inc.	856	13,311
TrueBlue, Inc.*	1,251	34,027
WageWorks, Inc.*	1,200	62,940
		565,667
Real Estate Management & Development - 0.3%
HFF, Inc., Class A	1,108	50,591
RE/MAX Holdings, Inc., Class A	535	29,586
		80,177
Road & Rail - 0.5%
ArcBest Corp.	776	25,686
Heartland Express, Inc.	1,512	29,514
Marten Transport Ltd.	1,168	25,287
Roadrunner Transportation Systems, Inc.*	949	3,635
Saia, Inc.*	770	55,940
		140,062
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc.*	1,198	79,451
Axcelis Technologies, Inc.*	948	23,179
Brooks Automation, Inc.	2,125	56,759
Cabot Microelectronics Corp.	768	78,259
CEVA, Inc.*	663	24,365
Cohu, Inc.	854	17,106
Diodes, Inc.*	1,165	35,066
DSP Group, Inc.*	674	8,189
Kopin Corp.*	1,846	5,649
Kulicke & Soffa Industries, Inc.*	2,134	49,722
MaxLinear, Inc.*	1,843	41,891
Nanometrics, Inc.*	774	20,426
PDF Solutions, Inc.*	831	9,257
Photronics, Inc.*	2,083	16,247
Power Integrations, Inc.	899	60,413
Rambus, Inc.*	3,319	42,184
Rudolph Technologies, Inc.*	955	25,355
Semtech Corp.*	2,001	67,334
SolarEdge Technologies, Inc.*	1,091	54,605
Ultra Clean Holdings, Inc.*	1,160	22,342
Veeco Instruments, Inc.*	1,461	26,517
Xperi Corp.	1,492	32,899
		797,215
Software - 1.7%
8x8, Inc.*	2,781	50,753
Agilysys, Inc.*	462	5,161
Bottomline Technologies de, Inc.*	1,063	40,373
Ebix, Inc.	665	55,827
MicroStrategy, Inc., Class A*	284	36,346
Monotype Imaging Holdings, Inc.	1,263	30,438
Progress Software Corp.	1,444	67,680
Qualys, Inc.*	963	71,310
Synchronoss Technologies, Inc.*	1,320	12,329
TiVo Corp.	3,690	55,350
VASCO Data Security International, Inc.*	912	10,990
		436,557
Specialty Retail - 3.6%
Abercrombie & Fitch Co., Class A	2,055	42,395
Asbury Automotive Group, Inc.*	560	36,876
Ascena Retail Group, Inc.*	5,154	11,700
Barnes & Noble Education, Inc.*	1,123	8,198
Barnes & Noble, Inc.	1,713	7,708
Big 5 Sporting Goods Corp.	608	3,739
Buckle, Inc. (The)	856	18,019
Caleres, Inc.	1,300	36,413
Cato Corp. (The), Class A	703	7,986
Chico’s FAS, Inc.	3,864	38,795
Children’s Place, Inc. (The)	526	74,850
DSW, Inc., Class A	2,185	42,848
Express, Inc.*	2,382	17,198
Finish Line, Inc. (The), Class A	1,216	12,914
Five Below, Inc.*	1,669	111,573
Francesca’s Holdings Corp.*	1,112	5,793
Genesco, Inc.*	603	23,698
Group 1 Automotive, Inc.	593	40,822
Guess?, Inc.	1,813	28,627
Haverty Furniture Cos., Inc.	586	11,925
Hibbett Sports, Inc.*	576	14,832
Kirkland’s, Inc.*	483	4,231
Lithia Motors, Inc., Class A	727	75,528
Lumber Liquidators Holdings, Inc.*	862	19,964
MarineMax, Inc.*	667	13,940
Monro, Inc.	990	50,391
Rent-A-Center, Inc.	1,612	12,122
Restoration Hardware Holdings, Inc.*	567	48,127
Shoe Carnival, Inc.	345	8,059
Sleep Number Corp.*	1,205	41,500
Sonic Automotive, Inc., Class A	745	14,602
Tailored Brands, Inc.	1,487	34,811
Tile Shop Holdings, Inc.	1,041	5,621
Vitamin Shoppe, Inc.*	725	2,719
Zumiez, Inc.*	548	10,796
		939,320
Technology Hardware, Storage & Peripherals - 0.3%
Cray, Inc.*	1,223	26,661
Electronics For Imaging, Inc.*	1,381	37,826
Super Micro Computer, Inc.*	1,149	20,797
		85,284
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc.*	2,106	25,777
Fossil Group, Inc.*	1,305	17,461
G-III Apparel Group Ltd.*	1,254	46,285
Movado Group, Inc.	468	14,508
Oxford Industries, Inc.	510	40,759
Perry Ellis International, Inc.*	380	10,135
Steven Madden Ltd.*	1,607	70,547
Unifi, Inc.*	513	17,955
Vera Bradley, Inc.*	578	5,815
Wolverine World Wide, Inc.	2,894	84,736
		333,978
Thrifts & Mortgage Finance - 1.7%
BofI Holding, Inc.*	1,692	62,925
Dime Community Bancshares, Inc.	929	16,722
HomeStreet, Inc.*	813	23,333
LendingTree, Inc.*	228	79,458
Meta Financial Group, Inc.	274	29,428
NMI Holdings, Inc., Class A*	1,715	34,043
Northfield Bancorp, Inc.	1,405	21,806
Northwest Bancshares, Inc.	3,103	50,920
Oritani Financial Corp.	1,188	18,533
Provident Financial Services, Inc.	1,828	45,481
TrustCo Bank Corp.	2,904	24,684
Walker & Dunlop, Inc.	853	41,225
		448,558
Tobacco - 0.2%
Universal Corp.	758	37,256

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	1,174	82,650
DXP Enterprises, Inc.*	479	14,245
Kaman Corp.	841	51,486
Veritiv Corp.*	338	8,196
		156,577
Water Utilities - 0.4%
American States Water Co.	1,110	58,963
California Water Service Group	1,451	55,066
		114,029
Wireless Telecommunication Services - 0.0%(b)
Spok Holdings, Inc.	605	9,408
TOTAL COMMON STOCKS (Cost $25,948,201)		23,056,551

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 4.8%

REPURCHASE AGREEMENTS(c) - 4.8%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $1,273,403 (Cost $1,273,357)	1,273,357	1,273,357

Total Investments - 92.5% (Cost $27,221,558)		24,329,908
Other Assets Less Liabilities - 7.5%		1,986,347
Net Assets - 100.0%		26,316,255

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,720,020.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,259,056
Aggregate gross unrealized depreciation	(3,597,755)
Net unrealized depreciation	$(1,338,699)
Federal income tax cost	$27,250,503

Swap Agreements

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
2,445,861	2,511,332	11/6/2019	Bank of America NA	1.85%	S&P SmallCap 600®	62,685
5,492,005	5,589,927	11/6/2019	Citibank NA	1.83%	S&P SmallCap 600®	94,235
3,619,063	3,628,424	11/6/2019	Credit Suisse International	1.78%	S&P SmallCap 600®	7,901
2,530,000	2,275,938	11/6/2019	Deutsche Bank AG	1.28%	S&P SmallCap 600®	(252,269)
6,339,658	6,443,823	11/6/2019	Morgan Stanley & Co. International plc	1.73%	S&P SmallCap 600®	101,663
6,126,009	6,286,601	11/6/2019	Societe Generale	1.98%	S&P SmallCap 600®	155,654
1,424,701	2,839,790	11/6/2019	UBS AG	1.88%	S&P SmallCap 600®	1,412,027
27,977,297	29,575,835					1,581,896
					Total Appreciation	1,834,165
					Total Depreciation	(252,269)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.7%

Commercial Services & Supplies - 0.0%(b)
Pitney Bowes, Inc.	9,092	112,741

Communications Equipment - 4.8%
Arista Networks, Inc.*	2,278	614,468
ARRIS International plc*	8,595	219,173
Ciena Corp.*	6,948	160,985
Cisco Systems, Inc.	240,718	10,779,352
CommScope Holding Co., Inc.*	9,400	363,874
EchoStar Corp., Class A*	2,339	135,709
F5 Networks, Inc.*	3,048	452,689
Finisar Corp.*	5,546	99,828
InterDigital, Inc.	1,690	121,342
Juniper Networks, Inc.	18,256	468,449
Lumentum Holdings, Inc.*	3,016	183,976
Motorola Solutions, Inc.	7,888	837,311
NetScout Systems, Inc.*	4,243	112,652
Palo Alto Networks, Inc.*	4,474	775,657
Plantronics, Inc.	1,610	87,004
ViaSat, Inc.*	2,637	184,036
Viavi Solutions, Inc.*	11,074	106,532
		15,703,037
Construction & Engineering - 0.1%
Dycom Industries, Inc.*	1,507	164,625

Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	47,368	836,992
Zayo Group Holdings, Inc.*	9,034	323,869
		1,160,861
Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	7,453	543,547
Corning, Inc.	42,317	1,230,578
SYNNEX Corp.	1,421	175,707
Tech Data Corp.*	1,690	174,645
		2,124,477
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc.*	8,798	122,028
athenahealth, Inc.*	1,949	272,353
Cerner Corp.*	15,377	986,589
Medidata Solutions, Inc.*	2,847	186,934
Veeva Systems, Inc., Class A*	5,576	388,647
		1,956,551
Household Durables - 0.1%
Garmin Ltd.	5,403	320,074

Internet Software & Services - 18.0%
Akamai Technologies, Inc.*	8,236	555,600
Alphabet, Inc., Class A*	14,513	16,021,191
Alphabet, Inc., Class C*	14,698	16,237,321
Cars.com, Inc.*	3,485	95,454
eBay, Inc.*	47,303	2,027,407
Facebook, Inc., Class A*	116,122	20,706,875
GrubHub, Inc.*	4,221	419,610
IAC/InterActiveCorp*	3,710	552,456
j2 Global, Inc.	2,357	174,465
LogMeIn, Inc.	2,565	296,386
Pandora Media, Inc.*	12,114	53,423
Twitter, Inc.*	31,467	1,002,539
VeriSign, Inc.*	4,128	478,930
Zillow Group, Inc., Class A*	2,303	109,485
Zillow Group, Inc., Class C*	5,111	243,641
		58,974,783
IT Services - 4.4%
Amdocs Ltd.	7,078	465,662
CACI International, Inc., Class A*	1,199	178,711
Cognizant Technology Solutions Corp., Class A	28,711	2,354,876
CSRA, Inc.	7,975	323,227
DST Systems, Inc.	2,932	243,854
DXC Technology Co.	13,891	1,424,383
EPAM Systems, Inc.*	2,439	275,900
Gartner, Inc.*	4,414	500,592
International Business Machines Corp.	41,924	6,533,017
Leidos Holdings, Inc.	6,924	438,359
Science Applications International Corp.	2,106	152,453
Teradata Corp.*	5,892	216,943
Worldpay, Inc.*	14,457	1,175,065
		14,283,042
Semiconductors & Semiconductor Equipment - 15.8%
Advanced Micro Devices, Inc.*	39,932	483,576
Analog Devices, Inc.	17,950	1,618,192
Applied Materials, Inc.	51,930	2,990,649
Broadcom Ltd.	19,798	4,879,415
Cavium, Inc.*	3,367	299,798
Cirrus Logic, Inc.*	3,100	137,361
Cree, Inc.*	4,778	180,752
Cypress Semiconductor Corp.	16,247	283,835
Entegris, Inc.	6,885	228,582
Integrated Device Technology, Inc.*	6,468	196,239
Intel Corp.	227,882	11,232,304
KLA-Tencor Corp.	7,631	864,669
Lam Research Corp.	7,886	1,513,008
Marvell Technology Group Ltd.	20,806	488,733
Maxim Integrated Products, Inc.	13,706	835,244
Microchip Technology, Inc.	11,389	1,012,824
Micron Technology, Inc.*	56,155	2,740,925
Microsemi Corp.*	5,726	371,617
MKS Instruments, Inc.	2,644	294,409
Monolithic Power Systems, Inc.	1,860	217,732
NVIDIA Corp.	29,508	7,140,936
ON Semiconductor Corp.*	20,654	494,044
Qorvo, Inc.*	6,197	500,160
QUALCOMM, Inc.	71,781	4,665,765
Semtech Corp.*	3,223	108,454
Silicon Laboratories, Inc.*	2,073	193,825
Skyworks Solutions, Inc.	8,947	977,460
Synaptics, Inc.*	1,657	77,001
Teradyne, Inc.	9,551	433,615
Texas Instruments, Inc.	47,990	5,199,716
Versum Materials, Inc.	5,298	196,132
Xilinx, Inc.	12,220	870,675
		51,727,647
Software - 21.1%
ACI Worldwide, Inc.*	5,774	136,555
Adobe Systems, Inc.*	24,003	5,019,747
ANSYS, Inc.*	4,132	660,872
Aspen Technology, Inc.*	3,532	272,953
Autodesk, Inc.*	10,673	1,253,757
Blackbaud, Inc.	2,342	240,102
CA, Inc.	15,285	536,504
Cadence Design Systems, Inc.*	13,749	533,049

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
CDK Global, Inc.	6,396	439,277
Citrix Systems, Inc.*	6,970	641,240
CommVault Systems, Inc.*	2,091	108,837
Dell Technologies, Inc., Class V*	9,891	734,802
Ellie Mae, Inc.*	1,682	149,143
Fair Isaac Corp.	1,460	248,112
FireEye, Inc.*	8,539	141,662
Fortinet, Inc.*	7,282	367,523
Guidewire Software, Inc.*	3,669	294,694
Intuit, Inc.	11,826	1,973,286
Manhattan Associates, Inc.*	3,356	141,288
Microsoft Corp.	375,644	35,224,138
Nuance Communications, Inc.*	12,928	207,624
Oracle Corp.	148,349	7,516,844
Paycom Software, Inc.*	2,326	230,088
Proofpoint, Inc.*	2,183	233,952
PTC, Inc.*	5,629	415,195
Red Hat, Inc.*	8,616	1,269,998
salesforce.com, Inc.*	33,412	3,884,145
ServiceNow, Inc.*	8,409	1,353,933
Splunk, Inc.*	6,816	635,251
SS&C Technologies Holdings, Inc.	8,420	416,958
Symantec Corp.	30,189	793,669
Synopsys, Inc.*	7,315	619,361
Tableau Software, Inc., Class A*	3,054	249,420
Tyler Technologies, Inc.*	1,701	345,490
Ultimate Software Group, Inc. (The)*	1,382	329,552
Verint Systems, Inc.*	3,103	120,707
VMware, Inc., Class A*	3,315	436,751
Workday, Inc., Class A*	6,525	826,522
		69,003,001
Technology Hardware, Storage & Peripherals - 15.7%
3D Systems Corp.*	5,544	52,668
Apple, Inc.	250,003	44,530,534
Diebold Nixdorf, Inc.	3,678	57,745
Electronics For Imaging, Inc.*	2,225	60,943
Hewlett Packard Enterprise Co.	77,665	1,443,792
HP, Inc.	81,329	1,902,285
NCR Corp.*	5,931	195,723
NetApp, Inc.	13,135	795,324
Seagate Technology plc	14,088	752,299
Western Digital Corp.	14,403	1,253,637
Xerox Corp.	10,395	315,177
		51,360,127
TOTAL COMMON STOCKS (Cost $250,362,230)		266,890,966

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 10.3%

REPURCHASE AGREEMENTS(c) - 10.3%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $33,673,249 (Cost $33,672,004)	33,672,004	33,672,004

Total Investments - 92.0% (Cost $284,034,234)		300,562,970
Other Assets Less Liabilities - 8.0%		26,167,159
Net Assets - 100.0%		326,730,129

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $47,943,155.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,622,954
Aggregate gross unrealized depreciation	(3,007,057)
Net unrealized appreciation	$41,615,897
Federal income tax cost	$284,258,162

Swap Agreements

Ultra Technology had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
920,498	722,218	11/13/2019	Bank of America NA	1.88%	Dow Jones U.S. TechnologySM Index(3)	(256,145)
24,814,058	26,480,485	11/6/2019	Bank of America NA	1.48%	iShares® U.S. Technology ETF	1,582,549
2,322,572	2,477,141	11/13/2019	Citibank NA	1.78%	Dow Jones U.S. TechnologySM Index(3)	154,252
8,162,323	8,705,533	11/13/2019	Credit Suisse International	2.18%	Dow Jones U.S. TechnologySM Index(3)	536,203
154,300,871	161,561,931	11/13/2019	Deutsche Bank AG	1.68%	Dow Jones U.S. TechnologySM Index(3)	7,256,013
542,405	2,480,945	11/6/2018	Goldman Sachs International	1.98%	Dow Jones U.S. TechnologySM Index(3)	1,958,330
42,665,506	45,383,006	11/13/2019	Goldman Sachs International	1.51%	iShares® U.S. Technology ETF	2,466,335
64,277	2,095,291	11/6/2018	Morgan Stanley & Co. International plc	1.78%	iShares® U.S. Technology ETF	1,964,202
30,371,725	32,377,256	11/13/2019	Morgan Stanley & Co. International plc	2.18%	Dow Jones U.S. TechnologySM Index(3)	1,967,487
21,514,069	22,787,535	11/13/2019	Societe Generale	1.98%	Dow Jones U.S. TechnologySM Index(3)	1,262,158
75,479,148	81,931,659	11/6/2019	UBS AG	2.03%	Dow Jones U.S. TechnologySM Index(3)	6,419,705
361,157,452	387,003,000					25,311,089
					Total Appreciation	25,567,234
					Total Depreciation	(256,145)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Abbreviations

USD  U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 93.8%

Diversified Telecommunication Services - 66.1%
AT&T, Inc.	12,120	439,956
ATN International, Inc.	1,698	101,710
Cincinnati Bell, Inc.*	5,122	82,720
Consolidated Communications Holdings, Inc.	8,229	95,127
Frontier Communications Corp.	11,112	78,117
GCI Liberty, Inc.*	2,754	105,891
Globalstar, Inc.*	67,017	63,707
Iridium Communications, Inc.*	8,871	103,791
ORBCOMM, Inc.*	9,648	100,339
Verizon Communications, Inc.	10,899	520,301
Vonage Holdings Corp.*	13,078	132,742
Windstream Holdings, Inc.	42,148	66,594
		1,890,995
Wireless Telecommunication Services - 27.7%
Shenandoah Telecommunications Co.	3,445	112,996
Spok Holdings, Inc.	4,981	77,455
Sprint Corp.*	26,837	139,284
Telephone & Data Systems, Inc.	5,077	142,359
T-Mobile US, Inc.*	3,672	222,560
United States Cellular Corp.*	2,489	96,050
		790,704
TOTAL COMMON STOCKS (Cost $3,162,059)		2,681,699

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 3.1%

REPURCHASE AGREEMENTS(b) - 3.1%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $89,922 (Cost $89,919)	89,919	89,919

Total Investments - 96.9% (Cost $3,251,978)		2,771,618
Other Assets Less Liabilities - 3.1%		87,373
Net Assets - 100.0%		2,858,991

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,699,685.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,904
Aggregate gross unrealized depreciation	(727,488)
Net unrealized depreciation	$(625,584)
Federal income tax cost	$3,369,666

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
19,037	88,476	11/6/2018	Bank of America NA	1.27%	iShares® U.S. Telecommunications ETF	66,468
943,950	920,227	11/6/2019	Bank of America NA	1.63%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(23,186)
253,075	249,959	11/13/2019	Citibank NA	1.78%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(1,600)
67,170	66,343	11/13/2019	Credit Suisse International	2.18%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(473)
381,466	376,769	11/13/2019	Deutsche Bank AG	1.48%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(2,052)
63,534	59,071	11/6/2018	Goldman Sachs International	1.98%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(3,146)
236,770	238,249	11/13/2019	Morgan Stanley & Co. International plc	1.33%	iShares® U.S. Telecommunications ETF	297
285,399	280,034	11/13/2019	Morgan Stanley & Co. International plc	0.88%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(2,936)
125,646	97,525	11/6/2019	Societe Generale	1.98%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(27,896)
698,670	662,655	11/6/2019	UBS AG	1.93%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(33,012)
3,074,717	3,039,308					(27,536)
					Total Appreciation	66,765
					Total Depreciation	(94,301)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Utilities
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.3%

Electric Utilities - 54.0%
ALLETE, Inc.	804	54,793
Alliant Energy Corp.	3,653	141,188
American Electric Power Co., Inc.	7,770	509,557
Duke Energy Corp.	11,056	832,959
Edison International	5,146	311,796
El Paso Electric Co.	641	31,153
Entergy Corp.	2,847	215,860
Eversource Energy	5,006	285,342
Exelon Corp.	15,167	561,786
FirstEnergy Corp.	7,052	227,991
Great Plains Energy, Inc.	3,407	99,314
Hawaiian Electric Industries, Inc.	1,719	56,658
IDACORP, Inc.	796	64,516
NextEra Energy, Inc.	7,430	1,130,474
PG&E Corp.	8,101	332,870
Pinnacle West Capital Corp.	1,765	135,834
PNM Resources, Inc.	1,259	44,317
Portland General Electric Co.	1,407	55,900
PPL Corp.	10,792	309,191
Southern Co. (The)	15,854	682,673
Westar Energy, Inc.	2,244	109,350
Xcel Energy, Inc.	8,021	347,149
		6,540,671
Gas Utilities - 5.2%
Atmos Energy Corp.	1,751	140,938
National Fuel Gas Co.	1,351	66,780
New Jersey Resources Corp.	1,372	52,273
ONE Gas, Inc.	826	52,525
South Jersey Industries, Inc.	1,255	32,893
Southwest Gas Holdings, Inc.*	753	49,608
Spire, Inc.	762	51,664
UGI Corp.	2,735	117,851
WGL Holdings, Inc.	811	67,524
		632,056
Independent Power and Renewable Electricity Producers - 3.4%
AES Corp.	10,431	113,385
Calpine Corp.*	5,696	86,693
NRG Energy, Inc.	4,752	122,887
Vistra Energy Corp.*	4,465	84,612
		407,577
Multi-Utilities - 29.1%
Ameren Corp.	3,832	208,078
Avista Corp.	1,017	48,643
Black Hills Corp.	845	42,917
CenterPoint Energy, Inc.	6,809	184,183
CMS Energy Corp.	4,455	189,115
Consolidated Edison, Inc.	4,899	366,886
Dominion Energy, Inc.	10,166	752,996
DTE Energy Co.	2,833	285,510
NiSource, Inc.	5,320	123,051
NorthWestern Corp.	767	39,178
Public Service Enterprise Group, Inc.	7,993	387,101
SCANA Corp.	2,252	89,337
Sempra Energy	3,965	432,106
Vectren Corp.	1,311	78,988
WEC Energy Group, Inc.	4,986	298,761
		3,526,850
Water Utilities - 2.6%
American Water Works Co., Inc.	2,818	223,636
Aqua America, Inc.	2,808	96,006
		319,642
TOTAL COMMON STOCKS (Cost $12,466,173)		11,426,796

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 8.5%

REPURCHASE AGREEMENTS(b) - 8.5%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $1,027,773 (Cost $1,027,734)	1,027,734	1,027,734

Total Investments - 102.8% (Cost $13,493,907)		12,454,530
Liabilities Less Other Assets - (2.8%)		(341,184)
Net Assets - 100.0%		12,113,346

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,226,925.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$198,945
Aggregate gross unrealized depreciation	(2,714,078)
Net unrealized depreciation	$(2,515,133)
Federal income tax cost	$13,500,760

Swap Agreements

Ultra Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
708,932	565,369	11/6/2018	Bank of America NA	1.42%	iShares® U.S. Utilities ETF	(156,482)
2,467,934	1,450,837	11/13/2019	Bank of America NA	1.78%	Dow Jones U.S. UtilitiesSM Index(3)	(970,336)
548,229	487,648	11/13/2019	Credit Suisse International	2.18%	Dow Jones U.S. UtilitiesSM Index(3)	(57,285)
642,531	571,530	11/13/2019	Morgan Stanley & Co. International plc	2.18%	Dow Jones U.S. UtilitiesSM Index(3)	(67,024)
789,486	883,875	11/6/2018	Morgan Stanley & Co. International plc	1.73%	iShares® U.S. Utilities ETF	63,814
2,485,766	2,268,942	11/6/2019	Societe Generale	1.98%	Dow Jones U.S. UtilitiesSM Index(3)	(203,439)
6,841,568	6,591,665	11/6/2018	UBS AG	1.93%	Dow Jones U.S. UtilitiesSM Index(3)	(78,151)
14,484,446	12,819,866					(1,468,903)
					Total Appreciation	63,814
					Total Depreciation	(1,532,717)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD  U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.7%

Aerospace & Defense - 11.0%
Boeing Co. (The)	137,952	49,967,594
United Technologies Corp.	137,952	18,587,652
		68,555,246
Banks - 2.6%
JPMorgan Chase & Co.	137,952	15,933,456

Beverages - 1.0%
Coca-Cola Co. (The)	137,952	5,962,285

Capital Markets - 5.8%
Goldman Sachs Group, Inc. (The)	137,952	36,271,719

Chemicals - 1.6%
DowDuPont, Inc.	137,952	9,698,026

Communications Equipment - 1.0%
Cisco Systems, Inc.	137,952	6,177,491

Consumer Finance - 2.2%
American Express Co.	137,952	13,451,700

Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	137,952	6,585,829

Food & Staples Retailing - 2.0%
Walmart, Inc.	137,952	12,417,060

Health Care Providers & Services - 5.0%
UnitedHealth Group, Inc.	137,952	31,199,224

Hotels, Restaurants & Leisure - 3.5%
McDonald’s Corp.	137,952	21,760,549

Household Products - 1.7%
Procter & Gamble Co. (The)	137,952	10,831,991

Industrial Conglomerates - 5.5%
3M Co.	137,952	32,489,075
General Electric Co.	137,952	1,946,503
		34,435,578
Insurance - 3.1%
Travelers Cos., Inc. (The)	137,952	19,175,328

IT Services - 6.2%
International Business Machines Corp.	137,952	21,497,060
Visa, Inc., Class A	137,952	16,959,819
		38,456,879
Machinery - 3.4%
Caterpillar, Inc.	137,952	21,331,518

Media - 2.3%
Walt Disney Co. (The)	137,952	14,231,128

Oil, Gas & Consumable Fuels - 4.2%
Chevron Corp.	137,952	15,439,588
Exxon Mobil Corp.	137,952	10,448,484
		25,888,072
Pharmaceuticals - 4.9%
Johnson & Johnson	137,952	17,917,206
Merck & Co., Inc.	137,952	7,479,757
Pfizer, Inc.	137,952	5,009,037
		30,406,000
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	137,952	6,799,654

Software - 2.1%
Microsoft Corp.	137,952	12,935,759

Specialty Retail - 4.0%
Home Depot, Inc. (The)	137,952	25,144,511

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	137,952	24,572,010

Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc., Class B	137,952	9,246,923

TOTAL COMMON STOCKS (Cost $498,275,070)		501,467,936

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 3.7%

REPURCHASE AGREEMENTS(b) - 3.7%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $22,872,794 (Cost $22,871,948)	22,871,948	22,871,948

Total Investments - 84.4% (Cost $521,147,018)		524,339,884
Other Assets Less Liabilities - 15.6%		96,614,251
Net Assets - 100.0%		620,954,135

See accompanying notes to schedules of portfolio investments.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $84,340,018.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,023,564
Aggregate gross unrealized depreciation	(22,625,088)
Net unrealized appreciation	$55,398,476
Federal income tax cost	$521,389,460

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	14	3/16/2018	USD	$1,751,890	$43,037

Cash collateral in the amount of $81,620 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
80,355,694	82,420,808	11/6/2019	Bank of America NA	2.13%	Dow Jones Industrial AverageSM	2,189,625
98,732,973	116,142,421	11/6/2018	Citibank NA	2.00%	Dow Jones Industrial AverageSM	17,871,829
139,653,506	149,439,596	11/6/2018	Credit Suisse International	2.18%	Dow Jones Industrial AverageSM	10,361,531
2,026,273	2,170,401	11/6/2019	Deutsche Bank AG	1.78%	SPDR® Dow Jones Industrial AverageSM ETF Trust	133,293
695,664,424	720,872,805	12/10/2019	Deutsche Bank AG	1.93%	Dow Jones Industrial AverageSM	25,888,200
127,939,479	127,533,837	11/6/2019	Goldman Sachs International	1.98%	Dow Jones Industrial AverageSM	(266,581)
6,994	7,505	11/6/2019	Morgan Stanley & Co. International plc	1.96%	SPDR® Dow Jones Industrial AverageSM ETF Trust	472
45,827,383	47,781,036	11/6/2019	Morgan Stanley & Co. International plc	2.13%	Dow Jones Industrial AverageSM	2,055,246
27,500,441	30,121,605	11/6/2019	Societe Generale	2.23%	Dow Jones Industrial AverageSM	2,433,212
91,637,940	83,114,257	11/6/2019	UBS AG	2.08%	Dow Jones Industrial AverageSM	(8,261,812)
1,309,345,107	1,359,604,271					52,405,015
					Total Appreciation	60,933,408
					Total Depreciation	(8,528,393)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Financial Select Sector
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 86.9%

Banks - 39.4%
Bank of America Corp.	150,340	4,825,914
BB&T Corp.	12,227	664,537
Citigroup, Inc.	40,977	3,093,354
Citizens Financial Group, Inc.	7,626	331,655
Comerica, Inc.	2,694	261,911
Fifth Third Bancorp	10,936	361,435
Huntington Bancshares, Inc.	16,754	263,038
JPMorgan Chase & Co.	53,773	6,210,781
KeyCorp	16,667	352,174
M&T Bank Corp.	2,332	442,707
People’s United Financial, Inc.	5,366	102,705
PNC Financial Services Group, Inc. (The)	7,373	1,162,427
Regions Financial Corp.	17,977	348,934
SunTrust Banks, Inc.	7,377	515,210
US Bancorp	24,432	1,328,123
Wells Fargo & Co.	68,685	4,011,891
Zions Bancorp	3,095	170,132
		24,446,928
Capital Markets - 18.3%
Affiliated Managers Group, Inc.	861	163,039
Ameriprise Financial, Inc.	2,294	358,873
Bank of New York Mellon Corp. (The)	15,872	905,180
BlackRock, Inc.	1,915	1,052,159
Cboe Global Markets, Inc.	1,757	196,802
Charles Schwab Corp. (The)	18,490	980,340
CME Group, Inc.	5,275	876,494
E*TRADE Financial Corp.*	4,196	219,157
Franklin Resources, Inc.	5,066	195,902
Goldman Sachs Group, Inc. (The)	5,437	1,429,550
Intercontinental Exchange, Inc.	9,069	662,763
Invesco Ltd.	6,310	205,327
Moody’s Corp.	2,576	429,883
Morgan Stanley	21,574	1,208,576
Nasdaq, Inc.	1,803	145,592
Northern Trust Corp.	3,329	352,441
Raymond James Financial, Inc.	1,992	184,678
S&P Global, Inc.	3,953	758,185
State Street Corp.	5,747	610,044
T. Rowe Price Group, Inc.	3,755	420,185
		11,355,170
Consumer Finance - 4.4%
American Express Co.	11,164	1,088,602
Capital One Financial Corp.	7,512	735,650
Discover Financial Services	5,632	443,970
Navient Corp.	4,077	52,838
Synchrony Financial	11,402	414,919
		2,735,979
Diversified Financial Services - 10.1%
Berkshire Hathaway, Inc., Class B*	29,825	6,179,740
Leucadia National Corp.	4,857	116,519
		6,296,259
Insurance - 14.7%
Aflac, Inc.	6,093	541,546
Allstate Corp. (The)	5,561	513,058
American International Group, Inc.	13,933	798,918
Aon plc	3,872	543,319
Arthur J Gallagher & Co.	2,802	193,646
Assurant, Inc.	835	71,367
Brighthouse Financial, Inc.*	1,485	80,591
Chubb Ltd.	7,196	1,021,256
Cincinnati Financial Corp.	2,313	172,527
Everest Re Group Ltd.	635	152,552
Hartford Financial Services Group, Inc. (The)	5,529	292,208
Lincoln National Corp.	3,390	258,216
Loews Corp.	4,278	211,034
Marsh & McLennan Cos., Inc.	7,909	656,605
MetLife, Inc.	16,308	753,267
Principal Financial Group, Inc.	4,163	259,480
Progressive Corp. (The)	9,015	519,084
Prudential Financial, Inc.	6,573	698,841
Torchmark Corp.	1,664	142,056
Travelers Cos., Inc. (The)	4,242	589,638
Unum Group	3,477	177,188
Willis Towers Watson plc	2,047	323,221
XL Group Ltd.	3,968	167,886
		9,137,504

TOTAL COMMON STOCKS (Cost $53,319,365)		53,971,840

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 0.4%

REPURCHASE AGREEMENTS(b) - 0.4%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $274,133 (Cost $274,123)	274,123	274,123

Total Investments - 87.3% (Cost $53,593,488)		54,245,963
Other Assets Less Liabilities - 12.7%		7,885,010
Net Assets - 100.0%		62,130,973

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $6,592,043.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,252,513
Aggregate gross unrealized depreciation	(1,114,754)
Net unrealized appreciation	$7,137,759
Federal income tax cost	$53,603,516

Swap Agreements

UltraPro Financial Select Sector had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
403,266	523,519	11/6/2019	Bank of America NA	1.83%	S&P Financial Select Sector Index(3)	122,230
14,767,265	16,356,241	11/13/2019	Credit Suisse International	2.18%	S&P Financial Select Sector Index(3)	1,582,862
51,750,069	52,484,895	11/6/2019	Deutsche Bank AG	1.93%	S&P Financial Select Sector Index(3)	733,734
23,007,002	25,492,899	11/6/2018	Goldman Sachs International	1.98%	S&P Financial Select Sector Index(3)	2,495,481
13,051,153	14,366,355	11/13/2019	Morgan Stanley & Co. International plc	2.28%	S&P Financial Select Sector Index(3)	1,301,676
1,198,258	990,733	11/6/2019	Societe Generale	2.08%	S&P Financial Select Sector Index(3)	(207,632)
21,806,258	22,260,692	11/13/2019	UBS AG	1.93%	S&P Financial Select Sector Index(3)	466,961
125,983,271	132,475,334					6,495,312
					Total Appreciation	6,702,944
					Total Depreciation	(207,632)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 87.0%

Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	940	126,881
Esterline Technologies Corp.*	562	41,532
KLX, Inc.*	1,096	74,177
Orbital ATK, Inc.	1,229	162,302
Teledyne Technologies, Inc.*	755	140,392
		545,284
Airlines - 0.3%
JetBlue Airways Corp.*	6,832	143,814

Auto Components - 0.8%
Cooper Tire & Rubber Co.	1,093	34,265
Dana, Inc.	3,087	82,022
Delphi Technologies plc	1,895	90,486
Gentex Corp.	6,049	137,373
		344,146
Automobiles - 0.3%
Thor Industries, Inc.	1,044	134,676

Banks - 7.8%
Associated Banc-Corp.	3,598	88,871
BancorpSouth Bank	1,791	56,416
Bank of Hawaii Corp.	905	74,219
Bank of the Ozarks, Inc.	2,587	129,065
Cathay General Bancorp	1,619	66,476
Chemical Financial Corp.	1,516	83,668
Commerce Bancshares, Inc.	2,001	115,598
Cullen/Frost Bankers, Inc.	1,225	127,388
East West Bancorp, Inc.	3,080	201,894
First Horizon National Corp.	6,916	131,750
FNB Corp.	6,887	96,556
Fulton Financial Corp.	3,731	67,531
Hancock Holding Co.	1,815	93,835
Home BancShares, Inc.	3,368	77,430
International Bancshares Corp.	1,154	44,602
MB Financial, Inc.	1,786	73,244
PacWest Bancorp	2,747	143,229
Pinnacle Financial Partners, Inc.	1,572	101,473
Prosperity Bancshares, Inc.	1,481	111,075
Signature Bank*	1,144	167,241
Sterling Bancorp	4,788	111,321
SVB Financial Group*	1,124	279,854
Synovus Financial Corp.	2,548	125,616
TCF Financial Corp.	3,663	81,685
Texas Capital Bancshares, Inc.*	1,057	95,341
Trustmark Corp.	1,443	45,079
UMB Financial Corp.	935	68,255
Umpqua Holdings Corp.	4,692	99,987
United Bankshares, Inc.	2,237	79,413
Valley National Bancorp	5,612	69,982
Webster Financial Corp.	1,962	107,086
Wintrust Financial Corp.	1,192	100,736
		3,315,916
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	185	30,164

Biotechnology - 0.8%
Bioverativ, Inc.*	2,305	241,287
United Therapeutics Corp.*	921	106,698
		347,985
Building Products - 0.4%
Lennox International, Inc.	801	163,909

Capital Markets - 3.3%
Eaton Vance Corp.	2,516	133,172
FactSet Research Systems, Inc.	833	169,249
Federated Investors, Inc., Class B	2,021	65,844
Interactive Brokers Group, Inc., Class A	1,523	105,696
Janus Henderson Group plc	3,843	135,812
Legg Mason, Inc.	1,801	71,878
MarketAxess Holdings, Inc.	801	162,122
MSCI, Inc.	1,919	271,577
SEI Investments Co.	2,785	202,832
Stifel Financial Corp.	1,459	93,186
		1,411,368
Chemicals - 2.5%
Ashland Global Holdings, Inc.	1,324	93,766
Cabot Corp.	1,320	79,437
Chemours Co. (The)	3,945	187,427
Minerals Technologies, Inc.	754	51,800
NewMarket Corp.	197	82,328
Olin Corp.	3,543	115,147
PolyOne Corp.	1,722	71,136
RPM International, Inc.	2,845	141,596
Scotts Miracle-Gro Co. (The)	871	78,251
Sensient Technologies Corp.	926	66,626
Valvoline, Inc.	4,317	98,902
		1,066,416
Commercial Services & Supplies - 1.8%
Brink’s Co. (The)	1,076	79,086
Clean Harbors, Inc.*	1,104	55,123
Copart, Inc.*	4,285	200,581
Deluxe Corp.	1,025	72,775
Healthcare Services Group, Inc.	1,561	70,916
Herman Miller, Inc.	1,274	45,737
HNI Corp.	925	34,206
MSA Safety, Inc.	721	58,134
Pitney Bowes, Inc.	3,979	49,340
Rollins, Inc.	2,044	102,752
		768,650
Communications Equipment - 0.9%
ARRIS International plc*	3,761	95,906
Ciena Corp.*	3,040	70,437
InterDigital, Inc.	740	53,132
NetScout Systems, Inc.*	1,857	49,303
Plantronics, Inc.	705	38,098
ViaSat, Inc.*	1,154	80,538
		387,414
Construction & Engineering - 1.1%
AECOM*	3,359	119,278
Dycom Industries, Inc.*	659	71,989
EMCOR Group, Inc.	1,253	95,617
Granite Construction, Inc.	849	49,327
KBR, Inc.	2,985	45,193
Valmont Industries, Inc.	482	70,902
		452,306
Construction Materials - 0.2%
Eagle Materials, Inc.	1,036	103,838

Consumer Finance - 0.2%
SLM Corp.*	9,203	100,405

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Containers & Packaging - 1.1%
AptarGroup, Inc.	1,327	118,660
Bemis Co., Inc.	1,935	85,314
Greif, Inc., Class A	550	31,664
Owens-Illinois, Inc.*	3,473	74,878
Silgan Holdings, Inc.	1,576	44,837
Sonoco Products Co.	2,118	101,601
		456,954
Distributors - 0.3%
Pool Corp.	856	118,154

Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.*	1,293	59,542
Graham Holdings Co., Class B	99	57,430
Service Corp. International	3,995	149,533
Sotheby’s*	794	36,667
		303,172
Electric Utilities - 1.5%
Great Plains Energy, Inc.	4,595	133,944
Hawaiian Electric Industries, Inc.	2,318	76,401
IDACORP, Inc.	1,074	87,048
OGE Energy Corp.	4,255	133,352
PNM Resources, Inc.	1,697	59,734
Westar Energy, Inc.	3,027	147,506
		637,985
Electrical Equipment - 0.7%
EnerSys	898	62,582
Hubbell, Inc.	1,166	152,804
Regal Beloit Corp.	944	68,251
		283,637
Electronic Equipment, Instruments & Components - 4.6%
Arrow Electronics, Inc.*	1,875	152,962
Avnet, Inc.	2,577	110,038
Belden, Inc.	899	65,384
Cognex Corp.	3,690	198,190
Coherent, Inc.*	525	109,809
IPG Photonics Corp.*	800	196,512
Jabil, Inc.	3,764	101,967
Keysight Technologies, Inc.*	3,950	185,689
Knowles Corp.*	1,905	27,508
Littelfuse, Inc.	528	109,560
National Instruments Corp.	2,284	115,479
SYNNEX Corp.	622	76,910
Tech Data Corp.*	740	76,472
Trimble, Inc.*	5,364	203,457
VeriFone Systems, Inc.*	2,391	39,691
Vishay Intertechnology, Inc.	2,810	51,704
Zebra Technologies Corp., Class A*	1,133	156,513
		1,977,845
Energy Equipment & Services - 1.2%
Core Laboratories NV	940	96,782
Diamond Offshore Drilling, Inc.*	1,374	19,923
Dril-Quip, Inc.*	807	36,355
Ensco plc, Class A	9,291	41,252
Nabors Industries Ltd.	6,767	43,783
Oceaneering International, Inc.	2,094	38,488
Patterson-UTI Energy, Inc.	4,740	85,652
Rowan Cos. plc, Class A*	2,421	29,439
Superior Energy Services, Inc.*	3,262	27,890
Transocean Ltd.*	8,914	81,207
		500,771
Equity Real Estate Investment Trusts (REITs) - 6.9%
Alexander & Baldwin, Inc.	1,437	31,600
American Campus Communities, Inc.	2,907	106,047
Camden Property Trust	1,974	157,348
CoreCivic, Inc.	2,519	52,370
CoreSite Realty Corp.	729	68,417
Corporate Office Properties Trust	2,122	52,965
Cousins Properties, Inc.	8,949	74,635
CyrusOne, Inc.	1,945	97,055
DCT Industrial Trust, Inc.	1,984	109,814
Douglas Emmett, Inc.	3,395	121,371
Education Realty Trust, Inc.	1,614	50,260
EPR Properties	1,366	78,723
First Industrial Realty Trust, Inc.	2,554	71,589
GEO Group, Inc. (The)	2,643	56,296
Healthcare Realty Trust, Inc.	2,661	70,650
Highwoods Properties, Inc.	2,200	94,622
Hospitality Properties Trust	3,502	89,091
JBG SMITH Properties	1,990	64,973
Kilroy Realty Corp.	2,096	142,738
Lamar Advertising Co., Class A	1,790	118,981
LaSalle Hotel Properties	2,412	59,166
Liberty Property Trust	3,141	123,316
Life Storage, Inc.	992	77,931
Mack-Cali Realty Corp.	1,914	32,327
Medical Properties Trust, Inc.	7,759	95,125
National Retail Properties, Inc.	3,240	120,658
Omega Healthcare Investors, Inc.	4,221	107,551
PotlatchDeltic Corp.	1,279	65,421
Quality Care Properties, Inc.*	1,999	24,768
Rayonier, Inc.	2,747	93,370
Sabra Health Care REIT, Inc.	3,798	64,110
Senior Housing Properties Trust	5,063	76,654
Tanger Factory Outlet Centers, Inc.	2,014	44,952
Taubman Centers, Inc.	1,294	75,647
Uniti Group, Inc.*	3,514	53,940
Urban Edge Properties	2,255	48,663
Washington Prime Group, Inc.	3,958	25,925
Weingarten Realty Investors	2,545	69,046
		2,968,115
Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc.	815	91,533
Sprouts Farmers Market, Inc.*	2,637	67,929
United Natural Foods, Inc.*	1,083	46,211
		205,673
Food Products - 2.1%
Dean Foods Co.	1,941	16,829
Flowers Foods, Inc.	3,930	81,508
Hain Celestial Group, Inc. (The)*	2,212	76,933
Ingredion, Inc.	1,531	200,010
Lamb Weston Holdings, Inc.	3,115	168,490
Lancaster Colony Corp.	415	49,111
Post Holdings, Inc.*	1,409	106,774
Sanderson Farms, Inc.	426	52,462
Snyder’s-Lance, Inc.	1,827	91,131
Tootsie Roll Industries, Inc.	405	13,527
TreeHouse Foods, Inc.*	1,219	46,346
		903,121
Gas Utilities - 1.7%
Atmos Energy Corp.	2,361	190,037

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
National Fuel Gas Co.	1,824	90,160
New Jersey Resources Corp.	1,851	70,523
ONE Gas, Inc.	1,114	70,839
Southwest Gas Holdings, Inc.*	1,017	67,000
UGI Corp.	3,689	158,959
WGL Holdings, Inc.	1,094	91,087
		738,605
Health Care Equipment & Supplies - 2.9%
ABIOMED, Inc.*	895	240,021
Globus Medical, Inc., Class A*	1,545	73,604
Halyard Health, Inc.*	997	49,232
Hill-Rom Holdings, Inc.	1,403	117,375
LivaNova plc*	924	82,920
Masimo Corp.*	1,013	88,668
NuVasive, Inc.*	1,086	52,519
STERIS plc	1,812	165,435
Teleflex, Inc.	960	239,837
West Pharmaceutical Services, Inc.	1,582	137,982
		1,247,593
Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc.*	1,740	66,294
Encompass Health Corp.	2,104	112,059
LifePoint Health, Inc.*	840	38,724
MEDNAX, Inc.*	1,996	109,740
Molina Healthcare, Inc.*	937	67,745
Owens & Minor, Inc.	1,305	21,415
Tenet Healthcare Corp.*	1,721	35,453
WellCare Health Plans, Inc.*	949	184,020
		635,450
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	3,850	53,400
Medidata Solutions, Inc.*	1,246	81,812
		135,212
Hotels, Restaurants & Leisure - 2.5%
Boyd Gaming Corp.	1,749	61,880
Brinker International, Inc.	986	33,948
Cheesecake Factory, Inc. (The)	907	42,167
Churchill Downs, Inc.	242	62,484
Cracker Barrel Old Country Store, Inc.	511	79,767
Domino’s Pizza, Inc.	932	207,286
Dunkin’ Brands Group, Inc.	1,925	115,288
ILG, Inc.	2,247	68,219
International Speedway Corp., Class A	521	23,445
Jack in the Box, Inc.	627	56,480
Papa John’s International, Inc.	545	31,468
Scientific Games Corp., Class A*	1,127	50,095
Six Flags Entertainment Corp.	1,660	106,389
Texas Roadhouse, Inc.	1,394	77,033
Wendy’s Co. (The)	3,871	61,743
		1,077,692
Household Durables - 1.4%
Helen of Troy Ltd.*	581	52,319
KB Home	1,794	49,783
NVR, Inc.*	74	210,395
Tempur Sealy International, Inc.*	981	48,491
Toll Brothers, Inc.	3,136	137,451
TRI Pointe Group, Inc.*	3,205	49,133
Tupperware Brands Corp.	1,084	53,170
		600,742
Household Products - 0.2%
Energizer Holdings, Inc.	1,294	70,497

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	1,321	135,944

Insurance - 3.8%
Alleghany Corp.*	329	199,423
American Financial Group, Inc.	1,464	165,139
Aspen Insurance Holdings Ltd.	1,266	46,082
Brown & Brown, Inc.	2,465	129,758
CNO Financial Group, Inc.	3,575	80,581
First American Financial Corp.	2,359	136,893
Genworth Financial, Inc., Class A*	10,636	28,930
Hanover Insurance Group, Inc. (The)	903	97,443
Kemper Corp.	1,041	58,712
Mercury General Corp.	778	35,508
Old Republic International Corp.	5,228	104,717
Primerica, Inc.	943	91,942
Reinsurance Group of America, Inc.	1,372	211,000
RenaissanceRe Holdings Ltd.	853	109,423
WR Berkley Corp.	2,050	140,179
		1,635,730
Internet Software & Services - 0.6%
Cars.com, Inc.*	1,525	41,770
j2 Global, Inc.	1,031	76,314
LogMeIn, Inc.	1,123	129,763
		247,847
IT Services - 3.3%
Acxiom Corp.*	1,688	46,201
Broadridge Financial Solutions, Inc.	2,483	249,244
Convergys Corp.	1,969	45,700
CoreLogic, Inc.*	1,755	79,853
DST Systems, Inc.	1,283	106,707
Jack Henry & Associates, Inc.	1,646	193,076
Leidos Holdings, Inc.	3,030	191,829
MAXIMUS, Inc.	1,388	92,968
Sabre Corp.	4,444	102,079
Science Applications International Corp.	921	66,671
Teradata Corp.*	2,578	94,922
WEX, Inc.*	850	127,117
		1,396,367
Leisure Products - 0.6%
Brunswick Corp.	1,868	106,849
Polaris Industries, Inc.	1,239	141,234
		248,083
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A*	431	116,387
Bio-Techne Corp.	798	112,789
Charles River Laboratories International, Inc.*	1,009	107,570
Syneos Health, Inc.*	1,201	50,322
		387,068
Machinery - 4.4%
AGCO Corp.	1,405	93,573
Crane Co.	1,075	99,233
Donaldson Co., Inc.	2,768	131,369
Graco, Inc.	3,588	159,128
IDEX Corp.	1,628	222,710

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
ITT, Inc.	1,875	94,088
Kennametal, Inc.	1,727	71,152
Lincoln Electric Holdings, Inc.	1,317	115,290
Nordson Corp.	1,082	145,064
Oshkosh Corp.	1,602	126,446
Terex Corp.	1,702	70,667
Timken Co. (The)	1,455	63,729
Toro Co. (The)	2,296	145,957
Trinity Industries, Inc.	3,234	105,558
Wabtec Corp.	1,821	148,120
Woodward, Inc.	1,174	83,154
		1,875,238
Marine - 0.2%
Kirby Corp.*	1,145	85,875

Media - 1.4%
AMC Networks, Inc., Class A*	1,073	56,408
Cable One, Inc.	100	68,096
Cinemark Holdings, Inc.	2,258	96,100
John Wiley & Sons, Inc., Class A	950	61,038
Live Nation Entertainment, Inc.*	2,855	127,904
Meredith Corp.	843	48,304
New York Times Co. (The), Class A	2,682	64,636
TEGNA, Inc.	4,584	58,950
		581,436
Metals & Mining - 2.1%
Allegheny Technologies, Inc.*	2,682	69,491
Carpenter Technology Corp.	998	50,838
Commercial Metals Co.	2,468	59,973
Compass Minerals International, Inc.	721	43,476
Reliance Steel & Aluminum Co.	1,554	140,124
Royal Gold, Inc.	1,395	112,674
Steel Dynamics, Inc.	5,049	233,516
United States Steel Corp.	3,722	161,944
Worthington Industries, Inc.	953	42,161
		914,197
Multiline Retail - 0.2%
Big Lots, Inc.	905	50,861
Dillard’s, Inc., Class A	448	36,534
		87,395
Multi-Utilities - 0.8%
Black Hills Corp.	1,140	57,901
MDU Resources Group, Inc.	4,162	109,419
NorthWestern Corp.	1,035	52,868
Vectren Corp.	1,769	106,582
		326,770
Oil, Gas & Consumable Fuels - 2.1%
Callon Petroleum Co.*	4,301	45,462
CNX Resources Corp.*	4,413	70,917
Energen Corp.*	2,071	113,304
Gulfport Energy Corp.*	3,511	34,057
HollyFrontier Corp.	3,777	161,769
Matador Resources Co.*	2,057	59,365
Murphy Oil Corp.	3,457	87,635
PBF Energy, Inc., Class A	2,345	68,732
QEP Resources, Inc.*	5,134	44,255
SM Energy Co.	2,188	40,128
Southwestern Energy Co.*	10,890	38,877
World Fuel Services Corp.	1,441	32,927
WPX Energy, Inc.*	8,477	119,780
		917,208
Paper & Forest Products - 0.3%
Domtar Corp.	1,336	59,799
Louisiana-Pacific Corp.	3,087	87,980
		147,779
Personal Products - 0.4%
Avon Products, Inc.*	9,375	24,656
Edgewell Personal Care Co.*	1,194	59,879
Nu Skin Enterprises, Inc., Class A	1,055	74,272
		158,807
Pharmaceuticals - 0.6%
Akorn, Inc.*	1,999	33,863
Catalent, Inc.*	2,831	118,194
Endo International plc*	4,282	26,998
Mallinckrodt plc*	2,024	33,761
Prestige Brands Holdings, Inc.*	1,130	38,194
		251,010
Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	787	98,406
ManpowerGroup, Inc.	1,412	167,266
		265,672
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	967	155,310

Road & Rail - 1.6%
Avis Budget Group, Inc.*	1,527	68,990
Genesee & Wyoming, Inc., Class A*	1,314	91,362
Knight-Swift Transportation Holdings, Inc.	2,730	131,477
Landstar System, Inc.	893	97,158
Old Dominion Freight Line, Inc.	1,457	202,407
Ryder System, Inc.	1,128	81,633
Werner Enterprises, Inc.	956	35,611
		708,638
Semiconductors & Semiconductor Equipment - 2.9%
Cirrus Logic, Inc.*	1,357	60,129
Cree, Inc.*	2,091	79,102
Cypress Semiconductor Corp.	7,110	124,212
First Solar, Inc.*	1,736	109,108
Integrated Device Technology, Inc.*	2,830	85,862
Microsemi Corp.*	2,506	162,639
MKS Instruments, Inc.	1,157	128,832
Monolithic Power Systems, Inc.	814	95,287
Silicon Laboratories, Inc.*	907	84,804
Synaptics, Inc.*	725	33,692
Teradyne, Inc.	4,180	189,772
Versum Materials, Inc.	2,318	85,812
		1,239,251
Software - 3.5%
ACI Worldwide, Inc.*	2,527	59,763
Blackbaud, Inc.	1,025	105,083
CDK Global, Inc.	2,799	192,235
CommVault Systems, Inc.*	915	47,626
Fair Isaac Corp.	639	108,592
Fortinet, Inc.*	3,187	160,848
Manhattan Associates, Inc.*	1,469	61,845
PTC, Inc.*	2,463	181,671
Take-Two Interactive Software, Inc.*	2,430	271,844
Tyler Technologies, Inc.*	744	151,114
Ultimate Software Group, Inc. (The)*	605	144,268
		1,484,889

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Specialty Retail - 1.6%
Aaron’s, Inc.	1,327	61,321
American Eagle Outfitters, Inc.	3,584	69,064
AutoNation, Inc.*	1,264	63,465
Bed Bath & Beyond, Inc.	3,052	65,435
Dick’s Sporting Goods, Inc.	1,762	56,419
GameStop Corp., Class A	2,159	33,875
Michaels Cos., Inc. (The)*	2,352	54,119
Murphy USA, Inc.*	690	51,826
Office Depot, Inc.	10,970	28,851
Sally Beauty Holdings, Inc.*	2,737	46,091
Urban Outfitters, Inc.*	1,707	60,240
Williams-Sonoma, Inc.	1,656	85,715
		676,421
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	2,426	23,047
Diebold Nixdorf, Inc.	1,609	25,261
NCR Corp.*	2,595	85,635
		133,943
Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	1,008	117,613
Deckers Outdoor Corp.*	681	64,409
Skechers U.S.A., Inc., Class A*	2,854	116,786
		298,808
Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	10,421	141,934
Washington Federal, Inc.	1,858	64,473
		206,407
Trading Companies & Distributors - 0.6%
GATX Corp.	816	56,255
MSC Industrial Direct Co., Inc., Class A	949	83,019
NOW, Inc.*	2,294	21,770
Watsco, Inc.	650	107,490
		268,534
Water Utilities - 0.3%
Aqua America, Inc.	3,786	129,443

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	1,955	54,818

TOTAL COMMON STOCKS (Cost $39,523,358)		37,196,397

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 9.0%

REPURCHASE AGREEMENTS(b) - 9.0%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $3,835,684 (Cost $3,835,543)	3,835,543	3,835,543

Total Investments - 96.0% (Cost $43,358,901)		41,031,940
Other Assets Less Liabilities - 4.0%		1,693,657
Net Assets - 100.0%		42,725,597

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $11,264,564.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,213,832
Aggregate gross unrealized depreciation	(3,826,909)
Net unrealized depreciation	$(2,613,077)
Federal income tax cost	$43,365,809

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	6	3/16/2018	USD	$1,118,340	$(5,028)

Cash collateral in the amount of $49,500 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
2,851,087	1,996,342	11/6/2019	Bank of America NA	1.83%	S&P MidCap 400®	(865,480)
6,940,000	6,949,947	11/6/2019	BNP Paribas SA	1.98%	S&P MidCap 400®	2,010
16,118,188	16,336,245	11/6/2019	Citibank NA	1.88%	S&P MidCap 400®	218,910
8,568,545	8,836,780	12/10/2019	Credit Suisse International	2.03%	S&P MidCap 400®	251,103
2,244,676	2,231,113	11/6/2019	Goldman Sachs International	1.93%	S&P MidCap 400®	(13,973)
3,529,277	3,585,810	11/6/2019	Goldman Sachs International	1.68%	SPDR® S&P MidCap 400® ETF Trust	38,778
10,709,783	11,003,388	11/6/2019	Morgan Stanley & Co. International plc	1.88%	S&P MidCap 400®	292,704
31,607,914	31,418,246	11/6/2019	Societe Generale	1.88%	S&P MidCap 400®	(188,177)
7,503,822	7,498,844	11/6/2019	UBS AG	2.03%	S&P MidCap 400®	(10,055)
90,073,292	89,856,715					(274,180)
					Total Appreciation	803,505
					Total Depreciation	(1,077,685)

(1)                                 Agreements may be terminated at will by either party without penalty.

(2)                                 Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Nasdaq Biotechnology
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 88.7%

Biotechnology - 73.3%
ACADIA Pharmaceuticals, Inc.*	5,796	144,407
Acceleron Pharma, Inc.*	2,111	88,514
Achaogen, Inc.*	1,978	20,631
Achillion Pharmaceuticals, Inc.*	6,434	20,911
Acorda Therapeutics, Inc.*	2,181	51,799
Adamas Pharmaceuticals, Inc.*	1,201	29,364
Adaptimmune Therapeutics plc, ADR*	3,026	23,088
Aduro Biotech, Inc.*	3,608	22,550
Agios Pharmaceuticals, Inc.*	2,644	212,551
Aimmune Therapeutics, Inc.*	2,374	77,155
Akebia Therapeutics, Inc.*	2,207	31,560
Alder Biopharmaceuticals, Inc.*	3,162	43,952
Alexion Pharmaceuticals, Inc.*	10,427	1,224,651
Alkermes plc*	7,176	409,606
Alnylam Pharmaceuticals, Inc.*	4,628	556,100
AMAG Pharmaceuticals, Inc.*	1,651	34,754
Amarin Corp. plc, ADR*	12,547	43,538
Amgen, Inc.	15,260	2,804,330
Amicus Therapeutics, Inc.*	8,658	119,134
AnaptysBio, Inc.*	1,097	134,668
Arbutus Biopharma Corp.*	2,569	14,001
Ardelyx, Inc.*	2,219	11,927
Arena Pharmaceuticals, Inc.*	1,831	70,988
Array BioPharma, Inc.*	9,196	159,275
Arrowhead Pharmaceuticals, Inc.*	4,019	26,043
Ascendis Pharma A/S, ADR*	1,495	92,974
Atara Biotherapeutics, Inc.*	1,755	67,611
Athenex, Inc.*	2,706	42,863
Audentes Therapeutics, Inc.*	1,660	55,925
Aurinia Pharmaceuticals, Inc.*	3,923	20,439
Avexis, Inc.*	1,699	210,217
Axovant Sciences Ltd.*	5,027	7,239
BeiGene Ltd., ADR*	1,211	173,742
Bellicum Pharmaceuticals, Inc.*	1,552	10,786
BioCryst Pharmaceuticals, Inc.*	4,593	22,827
Biogen, Inc.*	8,322	2,404,975
BioMarin Pharmaceutical, Inc.*	8,196	665,269
Bioverativ, Inc.*	5,052	528,843
Bluebird Bio, Inc.*	2,139	429,939
Blueprint Medicines Corp.*	2,027	175,457
Calithera Biosciences, Inc.*	1,656	12,751
Calyxt, Inc.*	1,293	23,752
Cara Therapeutics, Inc.*	1,522	21,278
Cascadian Therapeutics, Inc.*	2,363	23,559
Celgene Corp.*	26,587	2,316,259
Celldex Therapeutics, Inc.*	6,347	14,281
Cellectis SA, ADR*	413	12,894
ChemoCentryx, Inc.*	2,276	22,123
Chimerix, Inc.*	2,199	10,687
China Biologic Products Holdings, Inc.*	1,289	104,203
Clovis Oncology, Inc.*	2,288	132,864
Coherus Biosciences, Inc.*	2,705	26,780
Concert Pharmaceuticals, Inc.*	1,063	23,258
Corbus Pharmaceuticals Holdings, Inc.*	2,561	18,951
Corvus Pharmaceuticals, Inc.*	982	8,043
CRISPR Therapeutics AG*	2,147	104,044
Curis, Inc.*	7,653	3,788
Cytokinetics, Inc.*	2,515	19,491
CytomX Therapeutics, Inc.*	1,793	53,270
DBV Technologies SA, ADR*	1,103	23,560
Eagle Pharmaceuticals, Inc.*	696	39,073
Editas Medicine, Inc.*	2,186	80,095
Enanta Pharmaceuticals, Inc.*	890	69,972
Epizyme, Inc.*	3,233	57,224
Esperion Therapeutics, Inc.*	1,223	98,341
Exelixis, Inc.*	13,808	356,246
FibroGen, Inc.*	3,827	210,868
Five Prime Therapeutics, Inc.*	1,588	33,761
Flexion Therapeutics, Inc.*	1,752	44,431
Foundation Medicine, Inc.*	1,692	140,013
G1 Therapeutics, Inc.*	1,323	29,887
Galapagos NV, ADR*	509	53,043
Genomic Health, Inc.*	1,623	51,936
Geron Corp.*	7,431	17,166
Gilead Sciences, Inc.	35,849	2,822,392
Global Blood Therapeutics, Inc.*	2,039	119,587
GlycoMimetics, Inc.*	1,603	36,885
Grifols SA, ADR	6,733	146,779
Halozyme Therapeutics, Inc.*	6,644	130,621
ImmunoGen, Inc.*	6,172	68,571
Immunomedics, Inc.*	7,095	119,976
Incyte Corp.*	9,850	838,826
Inovio Pharmaceuticals, Inc.*	4,215	17,282
Insmed, Inc.*	3,574	86,527
Insys Therapeutics, Inc.*	3,422	24,946
Intellia Therapeutics, Inc.*	1,976	51,574
Intercept Pharmaceuticals, Inc.*	1,172	70,004
Ionis Pharmaceuticals, Inc.*	5,825	307,677
Iovance Biotherapeutics, Inc.*	4,087	70,909
Ironwood Pharmaceuticals, Inc.*	6,319	89,730
Jounce Therapeutics, Inc.*	1,505	31,725
Juno Therapeutics, Inc.*	5,329	462,397
Karyopharm Therapeutics, Inc.*	2,203	32,538
Kura Oncology, Inc.*	1,410	31,866
Lexicon Pharmaceuticals, Inc.*	4,928	42,529
Ligand Pharmaceuticals, Inc.*	985	149,612
Loxo Oncology, Inc.*	1,397	155,374
MacroGenics, Inc.*	1,718	43,105
MannKind Corp.*	5,468	16,021
Mersana Therapeutics, Inc.*	1,062	18,383
Minerva Neurosciences, Inc.*	1,806	9,482
Momenta Pharmaceuticals, Inc.*	3,565	60,783
Myriad Genetics, Inc.*	3,231	104,749
NantKwest, Inc.*	3,708	16,464
Neurocrine Biosciences, Inc.*	4,130	348,696
NewLink Genetics Corp.*	1,730	12,421
Novavax, Inc.*	14,637	31,762
OPKO Health, Inc.*	26,108	88,506
PDL BioPharma, Inc.*	7,204	17,290
Portola Pharmaceuticals, Inc.*	3,045	128,864
Progenics Pharmaceuticals, Inc.*	3,279	21,904
Prothena Corp. plc*	1,795	60,474
PTC Therapeutics, Inc.*	1,936	49,852
Puma Biotechnology, Inc.*	1,751	114,428
Ra Pharmaceuticals, Inc.*	1,447	9,232
Radius Health, Inc.*	2,082	79,303
Regeneron Pharmaceuticals, Inc.*	4,791	1,535,228
REGENXBIO, Inc.*	1,454	41,366
Repligen Corp.*	2,034	69,746
Retrophin, Inc.*	1,834	45,887
Rigel Pharmaceuticals, Inc.*	6,837	25,707
Sage Therapeutics, Inc.*	1,942	313,361
Sangamo Therapeutics, Inc.*	3,944	94,459

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Sarepta Therapeutics, Inc.*	3,017	189,377
Savara, Inc.*	1,424	15,835
Seattle Genetics, Inc.*	6,717	362,718
Seres Therapeutics, Inc.*	1,891	17,965
Shire plc, ADR	3,459	442,752
Spark Therapeutics, Inc.*	1,727	98,612
Spectrum Pharmaceuticals, Inc.*	4,698	101,054
Strongbridge Biopharma plc*	1,858	13,563
Syndax Pharmaceuticals, Inc.*	1,139	10,297
Synergy Pharmaceuticals, Inc.*	11,513	20,839
TESARO, Inc.*	2,537	140,119
Tocagen, Inc.*	924	10,072
Ultragenyx Pharmaceutical, Inc.*	2,187	104,560
uniQure NV*	1,438	36,554
United Therapeutics Corp.*	2,017	233,669
Vanda Pharmaceuticals, Inc.*	2,096	39,510
Veracyte, Inc.*	1,590	9,572
Vertex Pharmaceuticals, Inc.*	9,290	1,542,419
Vital Therapies, Inc.*	1,970	10,540
Voyager Therapeutics, Inc.*	1,499	43,066
Xencor, Inc.*	2,191	67,110
		28,318,498
Health Care Equipment & Supplies - 0.3%
Cerus Corp.*	5,890	25,209
Novocure Ltd.*	4,171	85,714
		110,923
Health Care Providers & Services - 0.0%(b)
PetIQ, Inc.*	617	13,512

Health Care Technology - 0.0%(b)
NantHealth, Inc.*	5,057	15,272

Life Sciences Tools & Services - 5.6%
Bio-Techne Corp.	1,748	247,062
Illumina, Inc.*	5,827	1,328,673
Luminex Corp.	2,056	40,318
Medpace Holdings, Inc.*	1,755	56,248
NanoString Technologies, Inc.*	1,185	7,596
Pacific Biosciences of California, Inc.*	5,425	12,911
PRA Health Sciences, Inc.*	2,958	248,472
Syneos Health, Inc.*	4,870	204,053
		2,145,333
Pharmaceuticals - 9.5%
Aclaris Therapeutics, Inc.*	1,439	28,694
Aerie Pharmaceuticals, Inc.*	1,713	87,620
Akcea Therapeutics, Inc.*	3,106	52,709
Amphastar Pharmaceuticals, Inc.*	2,145	39,382
ANI Pharmaceuticals, Inc.*	543	34,790
Aratana Therapeutics, Inc.*	2,007	7,466
Avadel Pharmaceuticals plc, ADR*	1,918	15,939
Collegium Pharmaceutical, Inc.*	1,520	36,465
Corium International, Inc.*	1,668	21,684
Depomed, Inc.*	2,941	20,205
Dermira, Inc.*	1,945	50,006
Dova Pharmaceuticals, Inc.*	1,196	36,191
Endo International plc*	10,423	65,717
Endocyte, Inc.*	2,235	13,254
Foamix Pharmaceuticals Ltd.*	1,747	10,395
GW Pharmaceuticals plc, ADR*	1,234	140,232
Horizon Pharma plc*	7,649	111,522
Innoviva, Inc.*	5,041	78,186
Intra-Cellular Therapies, Inc.*	2,548	49,355
Jazz Pharmaceuticals plc*	2,798	405,150
Kala Pharmaceuticals, Inc.*	1,144	16,073
Marinus Pharmaceuticals, Inc.*	1,887	9,718
Medicines Co. (The)*	3,402	104,169
Mylan NV*	25,036	1,009,451
MyoKardia, Inc.*	1,668	97,078
Nabriva Therapeutics plc*	1,712	8,800
Nektar Therapeutics*	7,350	636,216
Neos Therapeutics, Inc.*	1,353	11,230
Omeros Corp.*	2,241	22,634
Pacira Pharmaceuticals, Inc.*	1,893	59,251
Paratek Pharmaceuticals, Inc.*	1,455	19,060
Reata Pharmaceuticals, Inc., Class A*	926	22,307
Revance Therapeutics, Inc.*	1,703	52,708
Sienna Biopharmaceuticals, Inc.*	958	15,021
Supernus Pharmaceuticals, Inc.*	2,393	93,088
Teligent, Inc.*	2,493	6,980
Tetraphase Pharmaceuticals, Inc.*	2,399	6,741
TherapeuticsMD, Inc.*	10,102	50,510
Theravance Biopharma, Inc.*	2,525	66,559
Zogenix, Inc.*	1,599	67,797
		3,680,353
TOTAL COMMON STOCKS (Cost $36,990,215)		34,283,891

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 7.7%

REPURCHASE AGREEMENTS(c) - 7.7%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $2,959,664 (Cost $2,959,554)	2,959,554	2,959,554

Total Investments - 96.4% (Cost $39,949,769)		37,243,445
Other Assets Less Liabilities - 3.6%		1,405,161
Net Assets - 100.0%		38,648,606

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,567,338.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR               American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,869,409
Aggregate gross unrealized depreciation	(7,163,429)
Net unrealized depreciation	$(2,294,020)
Federal income tax cost	$40,906,955

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
24,812,280	24,177,328	11/6/2018	Bank of America NA	1.65%	NASDAQ Biotechnology Index®	(725,407)
1,964,419	1,904,262	11/6/2018	Goldman Sachs International	1.98%	NASDAQ Biotechnology Index®	(72,449)
14,649,729	16,266,130	11/6/2019	Societe Generale	2.08%	NASDAQ Biotechnology Index®	1,480,184
38,501,205	39,417,586	11/6/2018	UBS AG	1.58%	NASDAQ Biotechnology Index®	687,162
79,927,633	81,765,306					1,369,490
					Total Appreciation	2,167,346
					Total Depreciation	(797,856)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.5%

Airlines - 0.3%
American Airlines Group, Inc.	162,569	8,819,368

Automobiles - 0.6%
Tesla, Inc.*	57,101	19,589,069

Beverages - 0.4%
Monster Beverage Corp.*	191,605	12,142,009

Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc.*	75,903	8,914,807
Amgen, Inc.	246,627	45,322,644
Biogen, Inc.*	71,849	20,763,643
BioMarin Pharmaceutical, Inc.*	59,667	4,843,170
Celgene Corp.*	267,489	23,303,642
Gilead Sciences, Inc.	443,802	34,940,531
Incyte Corp.*	71,700	6,105,972
Regeneron Pharmaceuticals, Inc.*	35,853	11,488,735
Shire plc, ADR	25,175	3,222,400
Vertex Pharmaceuticals, Inc.*	85,923	14,265,796
		173,171,340
Commercial Services & Supplies - 0.2%
Cintas Corp.	36,117	6,163,727

Communications Equipment - 2.2%
Cisco Systems, Inc.	1,679,586	75,211,861

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	148,466	28,342,160
Walgreens Boots Alliance, Inc.	336,471	23,179,487
		51,521,647
Food Products - 1.5%
Kraft Heinz Co. (The)	413,972	27,756,823
Mondelez International, Inc., Class A	507,716	22,288,732
		50,045,555
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc.*	27,240	7,151,045
DENTSPLY SIRONA, Inc.	78,034	4,374,586
Hologic, Inc.*	93,663	3,636,934
IDEXX Laboratories, Inc.*	29,632	5,547,999
Intuitive Surgical, Inc.*	38,068	16,234,099
		36,944,663
Health Care Providers & Services - 0.5%
Express Scripts Holding Co.*	192,424	14,518,391
Henry Schein, Inc.*	53,325	3,529,581
		18,047,972
Health Care Technology - 0.2%
Cerner Corp.*	112,937	7,246,038

Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc., Class A	123,866	17,491,118
Starbucks Corp.	483,394	27,601,797
Wynn Resorts Ltd.	34,920	5,849,100
		50,942,015
Internet & Direct Marketing Retail - 10.7%
Amazon.com, Inc.*	163,715	247,610,752
Booking Holdings, Inc.*	16,569	33,702,009
Ctrip.com International Ltd., ADR*	155,632	7,155,959
Expedia, Inc.	47,461	4,991,473
JD.com, Inc., ADR*	313,237	14,769,125
Liberty Interactive Corp. QVC Group, Class A*	152,661	4,407,323
Liberty Ventures, Series A*	27,639	1,479,239
Netflix, Inc.*	147,020	42,838,688
		356,954,568
Internet Software & Services - 13.1%
Alphabet, Inc., Class A*	101,340	111,871,253
Alphabet, Inc., Class C*	118,735	131,170,117
Baidu, Inc., ADR*	95,380	24,068,189
eBay, Inc.*	354,891	15,210,628
Facebook, Inc., Class A*	810,231	144,480,392
MercadoLibre, Inc.	15,002	5,820,326
NetEase, Inc., ADR	25,774	7,560,803
		440,181,708
IT Services - 2.5%
Automatic Data Processing, Inc.	150,675	17,375,841
Cognizant Technology Solutions Corp., Class A	200,331	16,431,149
Fiserv, Inc.*	70,803	10,152,442
Paychex, Inc.	121,968	7,943,776
PayPal Holdings, Inc.*	408,347	32,426,835
		84,330,043
Leisure Products - 0.1%
Hasbro, Inc.	42,318	4,044,331

Life Sciences Tools & Services - 0.3%
Illumina, Inc.*	49,603	11,310,476

Machinery - 0.3%
PACCAR, Inc.	119,459	8,552,070

Media - 3.9%
Charter Communications, Inc., Class A*	84,465	28,881,118
Comcast Corp., Class A	1,584,696	57,381,842
DISH Network Corp., Class A*	77,436	3,228,307
Liberty Global plc, Class A*	75,115	2,339,081
Liberty Global plc, Class C*	199,878	6,002,336
Sirius XM Holdings, Inc.	1,561,421	9,805,724
Twenty-First Century Fox, Inc., Class A	358,097	13,185,132
Twenty-First Century Fox, Inc., Class B	271,296	9,880,600
		130,704,140
Multiline Retail - 0.3%
Dollar Tree, Inc.*	80,553	8,267,960

Pharmaceuticals - 0.2%
Mylan NV*	182,253	7,348,441

Professional Services - 0.2%
Verisk Analytics, Inc.*	55,954	5,717,939

Road & Rail - 0.6%
CSX Corp.	303,641	16,311,595
JB Hunt Transport Services, Inc.	37,288	4,421,238
		20,732,833
Semiconductors & Semiconductor Equipment - 9.8%
Analog Devices, Inc.	125,243	11,290,656
Applied Materials, Inc.	362,337	20,866,988
ASML Holding NV (Registered), NYRS	24,425	4,772,401
Broadcom Ltd.	138,610	34,161,821
Intel Corp.	1,590,021	78,372,135

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
KLA-Tencor Corp.	53,241	6,032,738
Lam Research Corp.	55,021	10,556,329
Maxim Integrated Products, Inc.	95,635	5,827,997
Microchip Technology, Inc.	79,469	7,067,178
Micron Technology, Inc.*	391,816	19,124,539
NVIDIA Corp.	205,887	49,824,654
QUALCOMM, Inc.	500,845	32,554,925
Skyworks Solutions, Inc.	62,238	6,799,501
Texas Instruments, Inc.	334,842	36,280,131
Xilinx, Inc.	85,261	6,074,846
		329,606,839
Software - 11.2%
Activision Blizzard, Inc.	256,883	18,785,854
Adobe Systems, Inc.*	167,476	35,024,256
Autodesk, Inc.*	74,470	8,747,991
CA, Inc.	142,199	4,991,185
Cadence Design Systems, Inc.*	95,931	3,719,245
Check Point Software Technologies Ltd.*	55,529	5,768,908
Citrix Systems, Inc.*	51,192	4,709,664
Electronic Arts, Inc.*	104,617	12,941,123
Intuit, Inc.	86,857	14,492,959
Microsoft Corp.	2,621,017	245,772,764
Symantec Corp.	210,638	5,537,673
Synopsys, Inc.*	51,046	4,322,065
Take-Two Interactive Software, Inc.*	38,749	4,334,850
Workday, Inc., Class A*	46,545	5,895,855
		375,044,392
Specialty Retail - 0.6%
O’Reilly Automotive, Inc.*	28,888	7,054,161
Ross Stores, Inc.	131,004	10,230,102
Ulta Beauty, Inc.*	20,722	4,213,819
		21,498,082
Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	1,744,373	310,707,719
Seagate Technology plc	98,295	5,248,953
Western Digital Corp.	100,493	8,746,910
		324,703,582
Trading Companies & Distributors - 0.2%
Fastenal Co.	97,640	5,342,861

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc.*	282,658	17,131,901
Vodafone Group plc, ADR	158,051	4,474,424
		21,606,325
TOTAL COMMON STOCKS (Cost $2,581,313,966)		2,665,791,854

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 4.7%

REPURCHASE AGREEMENTS(b) - 4.7%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $156,210,280 (Cost $156,204,506)	156,204,506	156,204,506

Total Investments - 84.2% (Cost $2,737,518,472)		2,821,996,360
Other Assets Less Liabilities - 15.8%		530,826,057
Net Assets - 100.0%		3,352,822,417

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $191,971,028.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$651,885,687
Aggregate gross unrealized depreciation	(70,059,189)
Net unrealized appreciation	$581,826,498
Federal income tax cost	$2,739,616,445

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	357	3/16/2018	USD	$48,989,325	$1,416,136

Cash collateral in the amount of $2,277,660 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

UltraPro QQQ® had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
1,849,445,758	1,919,414,343	11/6/2019	Bank of America NA	1.93%	NASDAQ-100 Index®	68,699,438
241,980,651	233,535,562	11/6/2019	Citibank NA	2.00%	NASDAQ-100 Index®	(8,831,196)
1,071,871,466	1,139,311,646	11/6/2019	Credit Suisse International	2.18%	NASDAQ-100 Index®	66,461,893
1,105,870,001	1,299,041,729	11/6/2019	Deutsche Bank AG	1.88%	NASDAQ-100 Index®	188,995,488
364,236	743,927	11/6/2018	Goldman Sachs International	1.78%	PowerShares QQQ TrustSM, Series 1	368,224
219,026,328	252,327,991	11/6/2019	Goldman Sachs International	2.03%	NASDAQ-100 Index®	32,253,365
42,186,123	46,563,001	11/6/2019	Morgan Stanley & Co. International plc	1.98%	PowerShares QQQ TrustSM, Series 1	4,132,460
173,080,352	190,329,960	11/6/2019	Morgan Stanley & Co. International plc	2.18%	NASDAQ-100 Index®	16,894,213
689,330,714	728,258,013	11/6/2019	Societe Generale	2.23%	NASDAQ-100 Index®	37,528,373
1,440,774,832	1,534,162,811	11/6/2019	UBS AG	2.08%	NASDAQ-100 Index®	91,528,189
6,833,930,461	7,343,688,983					498,030,447
					Total Appreciation	506,861,643
					Total Depreciation	(8,831,196)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 83.2%

Aerospace & Defense - 1.2%
AAR Corp.	1,964	83,627
Aerojet Rocketdyne Holdings, Inc.*	4,222	113,994
Aerovironment, Inc.*	1,282	63,741
Astronics Corp.*	1,309	50,462
Axon Enterprise, Inc.*	3,183	110,864
Cubic Corp.	1,541	94,617
Curtiss-Wright Corp.	2,700	364,446
Ducommun, Inc.*	643	18,094
Engility Holdings, Inc.*	1,101	30,068
Esterline Technologies Corp.*	1,599	118,166
KeyW Holding Corp. (The)*	2,942	22,095
KLX, Inc.*	3,160	213,869
Kratos Defense & Security Solutions, Inc.*	5,227	62,985
Mercury Systems, Inc.*	2,861	131,520
Moog, Inc., Class A*	1,946	163,133
National Presto Industries, Inc.	303	27,512
Sparton Corp.*	589	13,353
Triumph Group, Inc.	2,981	83,319
Vectrus, Inc.*	678	18,503
		1,784,368
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	3,589	95,001
Atlas Air Worldwide Holdings, Inc.*	1,421	86,468
Echo Global Logistics, Inc.*	1,612	42,637
Forward Air Corp.	1,806	97,524
Hub Group, Inc., Class A*	1,993	86,995
Park-Ohio Holdings Corp.	538	21,439
Radiant Logistics, Inc.*	2,286	8,458
		438,522
Airlines - 0.3%
Allegiant Travel Co.	773	128,550
Hawaiian Holdings, Inc.	3,166	113,976
SkyWest, Inc.	3,098	169,770
		412,296
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc.*	6,029	88,988
Cooper Tire & Rubber Co.	3,141	98,470
Cooper-Standard Holdings, Inc.*	1,051	128,054
Dana, Inc.	8,880	235,941
Dorman Products, Inc.*	1,645	113,505
Fox Factory Holding Corp.*	2,139	80,319
Gentherm, Inc.*	2,237	68,900
Horizon Global Corp.*	1,518	12,508
LCI Industries	1,480	161,764
Modine Manufacturing Co.*	3,017	69,391
Motorcar Parts of America, Inc.*	1,163	23,702
Shiloh Industries, Inc.*	883	6,437
Standard Motor Products, Inc.	1,315	61,358
Stoneridge, Inc.*	1,643	35,752
Superior Industries International, Inc.	1,504	21,733
Tenneco, Inc.	3,111	163,483
Tower International, Inc.	1,206	31,477
		1,401,782
Automobiles - 0.1%
Winnebago Industries, Inc.	1,924	83,790

Banks - 8.7%
1st Source Corp.	984	48,531
Access National Corp.	907	25,351
ACNB Corp.	421	11,788
Allegiance Bancshares, Inc.*	699	26,667
American National Bankshares, Inc.	499	18,014
Ameris Bancorp	2,217	117,834
Ames National Corp.	523	13,886
Arrow Financial Corp.	723	23,317
Atlantic Capital Bancshares, Inc.*	1,274	22,040
Banc of California, Inc.	2,654	52,947
BancFirst Corp.	1,026	54,634
Banco Latinoamericano de Comercio Exterior SA, Class E	1,851	51,550
Bancorp, Inc. (The)*	3,002	31,731
BancorpSouth Bank	5,196	163,674
Bank of Commerce Holdings	945	10,206
Bank of Marin Bancorp	411	27,188
Bank of NT Butterfield & Son Ltd. (The)	3,284	149,783
Bankwell Financial Group, Inc.	366	11,456
Banner Corp.	2,012	111,223
Bar Harbor Bankshares	918	24,878
BCB Bancorp, Inc.	770	11,781
Berkshire Hills Bancorp, Inc.	2,439	89,633
Blue Hills Bancorp, Inc.	1,455	29,318
Boston Private Financial Holdings, Inc.	5,091	74,329
Bridge Bancorp, Inc.	1,151	38,213
Brookline Bancorp, Inc.	4,584	72,656
Bryn Mawr Bank Corp.	1,143	49,778
BSB Bancorp, Inc.*	510	14,790
Byline Bancorp, Inc.*	404	9,316
C&F Financial Corp.	199	9,224
Cadence Bancorp	1,206	33,069
Camden National Corp.	934	39,433
Capital City Bank Group, Inc.	675	16,200
Capstar Financial Holdings, Inc.*	526	10,005
Carolina Financial Corp.	1,156	44,864
Cathay General Bancorp	4,654	191,093
CBTX, Inc.	170	4,694
CenterState Bank Corp.	3,693	100,597
Central Pacific Financial Corp.	1,820	50,723
Central Valley Community Bancorp	605	11,797
Century Bancorp, Inc., Class A	179	13,747
Chemical Financial Corp.	4,329	238,918
Chemung Financial Corp.	195	8,330
Citizens & Northern Corp.	718	16,076
City Holding Co.	926	62,385
Civista Bancshares, Inc.	606	13,653
CNB Financial Corp.	901	24,219
CoBiz Financial, Inc.	2,351	44,575
Codorus Valley Bancorp, Inc.	521	13,635
Columbia Banking System, Inc.	4,405	184,041
Community Bank System, Inc.	2,998	159,823
Community Bankers Trust Corp.*	1,310	10,873
Community Financial Corp. (The)	242	9,017
Community Trust Bancorp, Inc.	940	40,890
ConnectOne Bancorp, Inc.	1,844	53,107
County Bancorp, Inc.	286	7,648
Customers Bancorp, Inc.*	1,721	50,494
CVB Financial Corp.	6,323	145,429
DNB Financial Corp.	189	6,360

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Eagle Bancorp, Inc.*	1,925	117,521
Enterprise Bancorp, Inc.	577	17,997
Enterprise Financial Services Corp.	1,351	63,294
Equity Bancshares, Inc., Class A*	662	24,454
Evans Bancorp, Inc.	282	12,154
Farmers & Merchants Bancorp, Inc.	541	20,017
Farmers Capital Bank Corp.	449	16,344
Farmers National Banc Corp.	1,565	21,128
FB Financial Corp.*	795	31,426
FCB Financial Holdings, Inc., Class A*	2,211	118,620
Fidelity Southern Corp.	1,351	30,411
Financial Institutions, Inc.	883	27,108
First Bancorp, Inc.	623	16,796
First Bancorp/NC	1,717	59,460
First Bancorp/PR*	11,729	70,726
First Bancshares, Inc. (The)	635	20,161
First Busey Corp.	2,487	73,740
First Business Financial Services, Inc.	502	12,073
First Citizens BancShares, Inc., Class A	453	184,416
First Commonwealth Financial Corp.	5,908	82,535
First Community Bancshares, Inc.	1,014	27,530
First Connecticut Bancorp, Inc.	861	21,568
First Financial Bancorp	3,762	102,326
First Financial Bankshares, Inc.	3,873	178,158
First Financial Corp.	646	27,713
First Financial Northwest, Inc.	507	8,021
First Foundation, Inc.*	1,819	33,215
First Guaranty Bancshares, Inc.	275	6,894
First Internet Bancorp	486	18,395
First Interstate BancSystem, Inc., Class A	1,590	62,805
First Merchants Corp.	2,502	103,408
First Mid-Illinois Bancshares, Inc.	614	20,962
First Midwest Bancorp, Inc.	6,235	151,012
First Northwest Bancorp*	602	9,632
First of Long Island Corp. (The)	1,459	39,758
Flushing Financial Corp.	1,695	45,256
FNB Bancorp	324	11,580
Franklin Financial Network, Inc.*	719	22,325
Fulton Financial Corp.	10,471	189,525
German American Bancorp, Inc.	1,294	42,870
Glacier Bancorp, Inc.	4,779	185,903
Great Southern Bancorp, Inc.	663	32,089
Great Western Bancorp, Inc.	3,616	147,858
Green Bancorp, Inc.*	1,301	28,362
Guaranty Bancorp	1,478	40,571
Guaranty Bancshares, Inc.	127	4,515
Hancock Holding Co.	5,148	266,152
Hanmi Financial Corp.	1,924	58,778
HarborOne Bancorp, Inc.*	806	15,507
Heartland Financial USA, Inc.	1,499	79,972
Heritage Commerce Corp.	2,210	34,874
Heritage Financial Corp.	1,797	53,461
Hilltop Holdings, Inc.	4,476	108,812
Home BancShares, Inc.	9,619	221,141
HomeTrust Bancshares, Inc.*	1,018	26,417
Hope Bancorp, Inc.	7,923	143,089
Horizon Bancorp	1,402	39,677
Howard Bancorp, Inc.*	537	9,666
IBERIABANK Corp.	3,088	249,510
Independent Bank Corp./MA	1,652	114,649
Independent Bank Corp./MI	1,240	28,334
Independent Bank Group, Inc.	1,078	75,676
International Bancshares Corp.	3,344	129,246
Investar Holding Corp.	499	12,151
Investors Bancorp, Inc.	15,834	213,759
Lakeland Bancorp, Inc.	2,740	52,334
Lakeland Financial Corp.	1,475	66,832
LCNB Corp.	541	10,009
LegacyTexas Financial Group, Inc.	2,886	120,895
Live Oak Bancshares, Inc.	1,423	37,140
Macatawa Bank Corp.	1,586	15,686
MainSource Financial Group, Inc.	1,508	56,957
MB Financial, Inc.	4,948	202,917
MBT Financial Corp.	1,088	11,098
Mercantile Bank Corp.	984	32,570
Metropolitan Bank Holding Corp.*	220	9,772
Middlefield Banc Corp.	160	7,680
Midland States Bancorp, Inc.	946	29,657
MidSouth Bancorp, Inc.	890	11,125
MidWestOne Financial Group, Inc.	681	21,669
MutualFirst Financial, Inc.	374	13,352
National Bank Holdings Corp., Class A	1,519	49,504
National Bankshares, Inc.	413	16,458
National Commerce Corp.*	733	31,482
NBT Bancorp, Inc.	2,606	90,689
Nicolet Bankshares, Inc.*	539	29,144
Northeast Bancorp	448	9,834
Northrim Bancorp, Inc.	414	13,766
Norwood Financial Corp.	350	10,332
OFG Bancorp	2,641	28,391
Ohio Valley Banc Corp.	249	9,748
Old Line Bancshares, Inc.	520	16,448
Old National Bancorp	8,203	139,451
Old Point Financial Corp.	221	5,547
Old Second Bancorp, Inc.	1,766	24,283
Opus Bank	1,221	34,249
Orrstown Financial Services, Inc.	453	11,189
Pacific Mercantile Bancorp*	944	7,788
Pacific Premier Bancorp, Inc.*	2,393	100,626
Park National Corp.	816	82,432
Parke Bancorp, Inc.	354	7,346
Peapack Gladstone Financial Corp.	1,064	35,091
Penns Woods Bancorp, Inc.	281	11,411
Peoples Bancorp of North Carolina, Inc.	284	7,909
Peoples Bancorp, Inc.	1,002	34,559
Peoples Financial Services Corp.	418	17,209
People’s Utah Bancorp	825	25,039
Preferred Bank	809	50,425
Premier Financial Bancorp, Inc.	574	10,114
QCR Holdings, Inc.	740	32,264
RBB Bancorp	231	5,904
Reliant Bancorp, Inc.	423	10,063
Renasant Corp.	2,766	115,508
Republic Bancorp, Inc., Class A	588	21,903
Republic First Bancorp, Inc.*	2,974	25,130
S&T Bancorp, Inc.	2,099	82,827
Sandy Spring Bancorp, Inc.	1,972	76,435
Seacoast Banking Corp. of Florida*	2,605	68,303
ServisFirst Bancshares, Inc.	2,825	113,452
Shore Bancshares, Inc.	764	13,003
Sierra Bancorp	823	21,414

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Simmons First National Corp., Class A	5,060	143,957
SmartFinancial, Inc.*	437	9,535
South State Corp.	2,205	191,210
Southern First Bancshares, Inc.*	403	16,986
Southern National Bancorp of Virginia, Inc.	1,308	20,117
Southside Bancshares, Inc.	1,691	56,479
State Bank Financial Corp.	2,291	66,302
Sterling Bancorp	13,019	302,692
Stock Yards Bancorp, Inc.	1,332	46,753
Summit Financial Group, Inc.	664	15,903
Texas Capital Bancshares, Inc.*	3,043	274,479
Tompkins Financial Corp.	894	68,606
Towne Bank	3,895	111,202
TriCo Bancshares	1,247	46,575
TriState Capital Holdings, Inc.*	1,364	30,485
Triumph Bancorp, Inc.*	1,070	43,817
Trustmark Corp.	4,120	128,709
Two River Bancorp	440	7,542
UMB Financial Corp.	2,764	201,772
Umpqua Holdings Corp.	13,527	288,260
Union Bankshares Corp.	3,417	127,727
Union Bankshares, Inc.	238	12,209
United Bankshares, Inc.	6,109	216,870
United Community Banks, Inc.	4,467	138,075
United Security Bancshares	795	8,109
Unity Bancorp, Inc.	471	9,726
Univest Corp. of Pennsylvania	1,585	43,429
Valley National Bancorp	15,774	196,702
Veritex Holdings, Inc.*	988	27,427
Washington Trust Bancorp, Inc.	915	47,443
WesBanco, Inc.	2,571	105,951
West Bancorporation, Inc.	970	23,571
Westamerica Bancorp	1,554	89,029
Wintrust Financial Corp.	3,387	286,235
		13,065,181
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	508	82,829
Castle Brands, Inc.*	5,409	6,275
Coca-Cola Bottling Co. Consolidated	287	53,557
Craft Brew Alliance, Inc.*	774	13,816
MGP Ingredients, Inc.	788	66,129
National Beverage Corp.	717	70,223
Primo Water Corp.*	1,545	18,818
		311,647
Biotechnology - 5.5%
Abeona Therapeutics, Inc.*	1,717	23,780
Acceleron Pharma, Inc.*	2,291	96,062
Achaogen, Inc.*	2,085	21,747
Achillion Pharmaceuticals, Inc.*	7,142	23,212
Acorda Therapeutics, Inc.*	2,645	62,819
Adamas Pharmaceuticals, Inc.*	911	22,274
Aduro Biotech, Inc.*	2,748	17,175
Advaxis, Inc.*	2,271	4,224
Agenus, Inc.*	4,561	24,584
Aileron Therapeutics, Inc.*	232	1,905
Aimmune Therapeutics, Inc.*	2,148	69,810
Akebia Therapeutics, Inc.*	2,732	39,068
Alder Biopharmaceuticals, Inc.*	3,869	53,779
Allena Pharmaceuticals, Inc.*	329	2,240
AMAG Pharmaceuticals, Inc.*	2,141	45,068
Amicus Therapeutics, Inc.*	11,378	156,561
AnaptysBio, Inc.*	1,090	133,808
Anavex Life Sciences Corp.*	2,277	5,374
Apellis Pharmaceuticals, Inc.*	661	12,116
Ardelyx, Inc.*	2,039	10,960
Arena Pharmaceuticals, Inc.*	2,400	93,048
Array BioPharma, Inc.*	12,151	210,455
Asterias Biotherapeutics, Inc.*	1,806	3,883
Atara Biotherapeutics, Inc.*	1,632	62,873
Athenex, Inc.*	432	6,843
Athersys, Inc.*	6,233	8,539
Audentes Therapeutics, Inc.*	1,003	33,791
Avexis, Inc.*	1,685	208,485
Axovant Sciences Ltd.*	1,979	2,850
Bellicum Pharmaceuticals, Inc.*	1,658	11,523
BioCryst Pharmaceuticals, Inc.*	5,980	29,721
Biohaven Pharmaceutical Holding Co. Ltd.*	641	21,723
BioSpecifics Technologies Corp.*	345	13,973
BioTime, Inc.*	5,286	13,849
Bluebird Bio, Inc.*	2,987	600,387
Blueprint Medicines Corp.*	2,596	224,710
Calithera Biosciences, Inc.*	1,870	14,399
Calyxt, Inc.*	496	9,112
Cara Therapeutics, Inc.*	1,631	22,801
Cascadian Therapeutics, Inc.*	2,149	21,426
Catalyst Pharmaceuticals, Inc.*	4,367	13,931
Celcuity, Inc.*	170	2,948
Celldex Therapeutics, Inc.*	8,029	18,065
ChemoCentryx, Inc.*	1,508	14,658
Chimerix, Inc.*	2,844	13,822
Clovis Oncology, Inc.*	2,682	155,744
Coherus Biosciences, Inc.*	2,341	23,176
Conatus Pharmaceuticals, Inc.*	1,605	8,346
Concert Pharmaceuticals, Inc.*	1,094	23,937
Corbus Pharmaceuticals Holdings, Inc.*	2,958	21,889
Corvus Pharmaceuticals, Inc.*	514	4,210
Curis, Inc.*	8,071	3,995
Cytokinetics, Inc.*	2,536	19,654
CytomX Therapeutics, Inc.*	1,773	52,676
Deciphera Pharmaceuticals, Inc.*	504	12,610
Dynavax Technologies Corp.*	3,715	59,997
Eagle Pharmaceuticals, Inc.*	491	27,565
Edge Therapeutics, Inc.*	1,212	18,241
Editas Medicine, Inc.*	2,102	77,017
Emergent BioSolutions, Inc.*	2,045	101,637
Enanta Pharmaceuticals, Inc.*	947	74,453
Epizyme, Inc.*	2,990	52,923
Esperion Therapeutics, Inc.*	1,036	83,305
Exact Sciences Corp.*	7,180	320,300
Fate Therapeutics, Inc.*	2,327	26,202
FibroGen, Inc.*	4,254	234,395
Five Prime Therapeutics, Inc.*	1,659	35,270
Flexion Therapeutics, Inc.*	2,000	50,720
Fortress Biotech, Inc.*	2,011	8,567
Foundation Medicine, Inc.*	884	73,151
G1 Therapeutics, Inc.*	480	10,843
Genocea Biosciences, Inc.*	1,748	1,748
Genomic Health, Inc.*	1,206	38,592
Geron Corp.*	9,075	20,963
Global Blood Therapeutics, Inc.*	2,253	132,138
Halozyme Therapeutics, Inc.*	7,284	143,203
Heron Therapeutics, Inc.*	2,773	56,431
Idera Pharmaceuticals, Inc.*	8,610	15,240
Immune Design Corp.*	1,956	5,672

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
ImmunoGen, Inc.*	6,096	67,727
Immunomedics, Inc.*	6,239	105,501
Inovio Pharmaceuticals, Inc.*	4,972	20,385
Insmed, Inc.*	4,670	113,061
Insys Therapeutics, Inc.*	1,466	10,687
Intellia Therapeutics, Inc.*	1,017	26,544
Invitae Corp.*	2,602	17,147
Iovance Biotherapeutics, Inc.*	3,758	65,201
Ironwood Pharmaceuticals, Inc.*	8,220	116,724
Jounce Therapeutics, Inc.*	884	18,635
Karyopharm Therapeutics, Inc.*	2,063	30,471
Keryx Biopharmaceuticals, Inc.*	5,466	25,089
Kindred Biosciences, Inc.*	1,535	13,662
Kura Oncology, Inc.*	1,230	27,798
La Jolla Pharmaceutical Co.*	1,067	33,141
Lexicon Pharmaceuticals, Inc.*	2,630	22,697
Ligand Pharmaceuticals, Inc.*	1,251	190,014
Loxo Oncology, Inc.*	1,395	155,152
MacroGenics, Inc.*	2,069	51,911
Madrigal Pharmaceuticals, Inc.*	253	31,888
Matinas BioPharma Holdings, Inc.*	3,990	3,947
MediciNova, Inc.*	2,088	21,820
Merrimack Pharmaceuticals, Inc.	783	8,699
Mersana Therapeutics, Inc.*	308	5,331
MiMedx Group, Inc.*	6,327	44,858
Minerva Neurosciences, Inc.*	1,617	8,489
Miragen Therapeutics, Inc.*	804	4,462
Momenta Pharmaceuticals, Inc.*	4,615	78,686
Myriad Genetics, Inc.*	3,986	129,226
NantKwest, Inc.*	1,803	8,005
Natera, Inc.*	1,949	17,541
NewLink Genetics Corp.*	1,772	12,723
Novavax, Inc.*	19,069	41,380
Novelion Therapeutics, Inc.*	923	3,821
Nymox Pharmaceutical Corp.*	1,928	6,227
Oncocyte Corp.*	234	772
Organovo Holdings, Inc.*	6,116	6,177
Otonomy, Inc.*	1,721	10,240
Ovid therapeutics, Inc.*	308	2,030
PDL BioPharma, Inc.*	9,306	22,334
Pieris Pharmaceuticals, Inc.*	2,181	18,582
Portola Pharmaceuticals, Inc.*	3,470	146,850
Progenics Pharmaceuticals, Inc.*	4,318	28,844
Protagonist Therapeutics, Inc.*	696	11,797
Prothena Corp. plc*	2,344	78,969
PTC Therapeutics, Inc.*	2,447	63,010
Puma Biotechnology, Inc.*	1,754	114,624
Ra Pharmaceuticals, Inc.*	718	4,581
Radius Health, Inc.*	2,335	88,940
Recro Pharma, Inc.*	831	7,487
REGENXBIO, Inc.*	1,680	47,796
Repligen Corp.*	2,293	78,627
Retrophin, Inc.*	2,334	58,397
Rhythm Pharmaceuticals, Inc.*	503	13,003
Rigel Pharmaceuticals, Inc.*	9,028	33,945
Sage Therapeutics, Inc.*	2,507	404,530
Sangamo Therapeutics, Inc.*	5,118	122,576
Sarepta Therapeutics, Inc.*	3,730	234,132
Selecta Biosciences, Inc.*	850	7,786
Seres Therapeutics, Inc.*	1,248	11,856
Spark Therapeutics, Inc.*	1,687	96,328
Spectrum Pharmaceuticals, Inc.*	5,304	114,089
Spero Therapeutics, Inc.*	368	3,893
Stemline Therapeutics, Inc.*	1,378	23,633
Strongbridge Biopharma plc*	1,508	11,008
Syndax Pharmaceuticals, Inc.*	719	6,500
Synergy Pharmaceuticals, Inc.*	15,178	27,472
Syros Pharmaceuticals, Inc.*	763	8,042
TG Therapeutics, Inc.*	3,134	43,876
Tocagen, Inc.*	1,087	11,848
Trevena, Inc.*	3,424	6,129
Ultragenyx Pharmaceutical, Inc.*	2,416	115,509
Vanda Pharmaceuticals, Inc.*	2,688	50,669
VBI Vaccines, Inc.*	2,109	7,740
Veracyte, Inc.*	1,446	8,705
Versartis, Inc.*	2,014	3,222
Voyager Therapeutics, Inc.*	1,041	29,908
vTv Therapeutics, Inc., Class A*	433	2,446
XBiotech, Inc.*	1,179	5,683
Xencor, Inc.*	2,324	71,184
ZIOPHARM Oncology, Inc.*	8,020	29,915
		8,333,525
Building Products - 1.1%
AAON, Inc.	2,529	92,941
Advanced Drainage Systems, Inc.	2,156	55,086
American Woodmark Corp.*	861	110,552
Apogee Enterprises, Inc.	1,728	74,546
Armstrong Flooring, Inc.*	1,323	18,535
Builders FirstSource, Inc.*	6,739	129,254
Caesarstone Ltd.	1,384	29,964
Continental Building Products, Inc.*	2,320	63,104
CSW Industrials, Inc.*	884	40,531
Gibraltar Industries, Inc.*	1,939	67,283
Griffon Corp.	1,790	33,473
Insteel Industries, Inc.	1,111	31,375
JELD-WEN Holding, Inc.*	4,119	128,348
Masonite International Corp.*	1,733	105,800
NCI Building Systems, Inc.*	2,441	39,788
Patrick Industries, Inc.*	1,482	91,069
PGT Innovations, Inc.*	2,954	51,695
Ply Gem Holdings, Inc.*	1,355	29,268
Quanex Building Products Corp.	2,097	35,125
Simpson Manufacturing Co., Inc.	2,517	139,240
Trex Co., Inc.*	1,804	186,534
Universal Forest Products, Inc.	3,664	120,692
		1,674,203
Capital Markets - 1.2%
Arlington Asset Investment Corp., Class A	1,681	18,188
Artisan Partners Asset Management, Inc., Class A	2,762	93,218
Associated Capital Group, Inc., Class A	275	9,488
B. Riley Financial, Inc.	1,267	23,439
Cohen & Steers, Inc.	1,303	52,120
Cowen, Inc.*	1,582	22,702
Diamond Hill Investment Group, Inc.	194	39,776
Donnelley Financial Solutions, Inc.*	2,045	35,399
Evercore, Inc., Class A	2,350	218,668
Fidus Investment Corp.	1	9
Financial Engines, Inc.	3,575	119,762
GAIN Capital Holdings, Inc.	2,088	14,804
GAMCO Investors, Inc., Class A	274	7,343
Greenhill & Co., Inc.	1,485	30,220
Hamilton Lane, Inc., Class A	861	30,083
Houlihan Lokey, Inc.	1,634	75,850
INTL. FCStone, Inc.*	925	36,676

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Investment Technology Group, Inc.	2,007	39,779
Ladenburg Thalmann Financial Services, Inc.	6,285	20,992
Medley Management, Inc., Class A	320	1,952
Moelis & Co., Class A	1,907	96,780
OM Asset Management plc	4,601	70,533
Oppenheimer Holdings, Inc., Class A	598	15,877
Piper Jaffray Cos.	878	73,313
PJT Partners, Inc., Class A	1,105	52,830
Pzena Investment Management, Inc., Class A	1,032	11,228
Safeguard Scientifics, Inc.*	1,236	15,079
Silvercrest Asset Management Group, Inc., Class A	436	6,584
Stifel Financial Corp.	4,070	259,951
Value Line, Inc.	67	1,245
Virtu Financial, Inc., Class A	1,543	45,827
Virtus Investment Partners, Inc.	420	51,681
Waddell & Reed Financial, Inc., Class A	4,961	99,220
Westwood Holdings Group, Inc.	495	26,898
WisdomTree Investments, Inc.	7,042	67,674
		1,785,188
Chemicals - 1.8%
A Schulman, Inc.	1,744	76,474
Advanced Emissions Solutions, Inc.	1,207	11,636
AdvanSix, Inc.*	1,829	75,629
AgroFresh Solutions, Inc.*	1,345	10,410
American Vanguard Corp.	1,753	34,184
Balchem Corp.	1,934	145,534
Calgon Carbon Corp.	3,085	65,556
Chase Corp.	436	45,344
Codexis, Inc.*	2,490	23,780
Core Molding Technologies, Inc.	448	8,154
Ferro Corp.*	5,113	109,367
Flotek Industries, Inc.*	3,377	20,093
FutureFuel Corp.	1,528	18,321
GCP Applied Technologies, Inc.*	4,379	134,654
Hawkins, Inc.	588	19,698
HB Fuller Co.	3,080	155,201
Ingevity Corp.*	2,597	194,541
Innophos Holdings, Inc.	1,181	49,082
Innospec, Inc.	1,463	95,022
Intrepid Potash, Inc.*	5,781	19,135
KMG Chemicals, Inc.	799	47,916
Koppers Holdings, Inc.*	1,260	50,904
Kraton Corp.*	1,830	77,610
Kronos Worldwide, Inc.	1,385	29,708
LSB Industries, Inc.*	1,327	9,913
Minerals Technologies, Inc.	2,147	147,499
OMNOVA Solutions, Inc.*	2,638	26,644
PolyOne Corp.	4,913	202,956
PQ Group Holdings, Inc.*	1,789	23,973
Quaker Chemical Corp.	793	113,026
Rayonier Advanced Materials, Inc.	2,617	53,308
Sensient Technologies Corp.	2,704	194,553
Stepan Co.	1,219	97,642
Trecora Resources*	1,199	13,309
Tredegar Corp.	1,577	25,153
Trinseo SA	2,710	215,716
Tronox Ltd., Class A	5,488	100,321
Valhi, Inc.	1,544	8,785
		2,750,751
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	3,414	120,036
ACCO Brands Corp.	6,423	81,251
Advanced Disposal Services, Inc.*	2,669	59,732
Aqua Metals, Inc.*	1,028	2,375
ARC Document Solutions, Inc.*	2,441	5,199
Brady Corp., Class A	2,837	106,104
Brink’s Co. (The)	2,800	205,800
Casella Waste Systems, Inc., Class A*	2,388	60,703
CECO Environmental Corp.	1,823	7,493
CompX International, Inc.	101	1,379
Covanta Holding Corp.	7,157	106,997
Deluxe Corp.	2,960	210,160
Ennis, Inc.	1,528	29,796
Essendant, Inc.	2,282	18,119
Healthcare Services Group, Inc.	4,351	197,666
Heritage-Crystal Clean, Inc.*	879	17,580
Herman Miller, Inc.	3,644	130,820
HNI Corp.	2,646	97,849
Hudson Technologies, Inc.*	2,239	13,658
InnerWorkings, Inc.*	2,811	25,946
Interface, Inc.	3,645	88,209
Kimball International, Inc., Class B	2,226	36,573
Knoll, Inc.	2,952	62,789
LSC Communications, Inc.	2,096	30,518
Matthews International Corp., Class A	1,910	97,887
McGrath RentCorp	1,430	72,387
Mobile Mini, Inc.	2,684	112,594
MSA Safety, Inc.	2,035	164,082
Multi-Color Corp.	834	52,834
NL Industries, Inc.*	510	4,105
Quad/Graphics, Inc.	1,916	50,563
RR Donnelley & Sons Co.	4,283	32,294
SP Plus Corp.*	1,062	38,232
Steelcase, Inc., Class A	5,148	70,270
Team, Inc.*	1,787	29,217
Tetra Tech, Inc.	3,413	167,066
UniFirst Corp.	933	144,895
US Ecology, Inc.	1,334	70,569
Viad Corp.	1,234	64,230
VSE Corp.	527	25,559
		2,913,536
Communications Equipment - 1.4%
Acacia Communications, Inc.*	1,150	44,505
ADTRAN, Inc.	2,966	46,418
Aerohive Networks, Inc.*	1,955	8,191
Applied Optoelectronics, Inc.*	1,143	31,924
CalAmp Corp.*	2,112	49,421
Calix, Inc.*	2,622	17,174
Ciena Corp.*	8,615	199,610
Clearfield, Inc.*	702	9,477
Comtech Telecommunications Corp.	1,402	30,984
Digi International, Inc.*	1,615	16,877
EMCORE Corp.*	1,644	8,713
Extreme Networks, Inc.*	6,841	78,056
Finisar Corp.*	6,962	125,316
Harmonic, Inc.*	4,842	14,647
Infinera Corp.*	9,006	89,610
InterDigital, Inc.	2,114	151,785
KVH Industries, Inc.*	951	9,700
Lumentum Holdings, Inc.*	3,774	230,214
NETGEAR, Inc.*	1,910	106,483

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
NetScout Systems, Inc.*	5,152	136,786
Oclaro, Inc.*	10,112	72,503
Plantronics, Inc.	2,011	108,674
Quantenna Communications, Inc.*	1,348	18,535
Ribbon Communications, Inc.*	2,898	18,779
Ubiquiti Networks, Inc.*	1,369	87,068
ViaSat, Inc.*	3,252	226,957
Viavi Solutions, Inc.*	13,977	134,459
		2,072,866
Construction & Engineering - 1.0%
Aegion Corp.*	1,972	45,277
Ameresco, Inc., Class A*	1,140	9,291
Argan, Inc.	887	35,436
Chicago Bridge & Iron Co. NV	6,153	107,431
Comfort Systems USA, Inc.	2,250	92,363
Dycom Industries, Inc.*	1,842	201,220
EMCOR Group, Inc.	3,600	274,716
Granite Construction, Inc.	2,424	140,834
Great Lakes Dredge & Dock Corp.*	3,467	15,775
HC2 Holdings, Inc.*	2,539	12,593
IES Holdings, Inc.*	529	8,120
KBR, Inc.	8,588	130,022
Layne Christensen Co.*	1,102	17,081
MasTec, Inc.*	4,066	207,163
MYR Group, Inc.*	976	31,574
Northwest Pipe Co.*	582	10,202
NV5 Global, Inc.*	492	21,279
Orion Group Holdings, Inc.*	1,678	10,538
Primoris Services Corp.	2,408	59,959
Sterling Construction Co., Inc.*	1,577	19,050
Tutor Perini Corp.*	2,284	55,159
		1,505,083
Construction Materials - 0.2%
Forterra, Inc.*	1,139	8,076
Summit Materials, Inc., Class A*	6,757	213,724
United States Lime & Minerals, Inc.	121	8,616
US Concrete, Inc.*	967	70,349
		300,765
Consumer Finance - 0.6%
Elevate Credit, Inc.*	1,058	7,554
Encore Capital Group, Inc.*	1,465	62,702
Enova International, Inc.*	2,018	44,396
EZCORP, Inc., Class A*	3,048	39,624
FirstCash, Inc.	2,831	208,645
Green Dot Corp., Class A*	2,830	184,318
LendingClub Corp.*	19,947	62,833
Nelnet, Inc., Class A	1,164	64,416
PRA Group, Inc.*	2,728	104,482
Regional Management Corp.*	623	18,640
World Acceptance Corp.*	359	38,600
		836,210
Containers & Packaging - 0.1%
Greif, Inc., Class A	1,559	89,752
Greif, Inc., Class B	343	20,632
Myers Industries, Inc.	1,411	26,738
UFP Technologies, Inc.*	394	11,209
		148,331
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,785	57,009
Funko, Inc., Class A*	642	4,738
VOXX International Corp.*	1,224	6,610
Weyco Group, Inc.	377	11,472
		79,829
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	3,680	169,464
American Public Education, Inc.*	965	29,674
Ascent Capital Group, Inc., Class A*	672	4,570
Bridgepoint Education, Inc.*	1,137	7,584
Cambium Learning Group, Inc.*	844	6,254
Capella Education Co.	702	54,545
Career Education Corp.*	4,130	54,640
Carriage Services, Inc.	904	24,607
Chegg, Inc.*	5,813	115,737
Collectors Universe, Inc.	457	7,115
Grand Canyon Education, Inc.*	2,865	281,200
Houghton Mifflin Harcourt Co.*	6,314	42,935
K12, Inc.*	2,349	35,070
Laureate Education, Inc., Class A*	3,377	45,150
Liberty Tax, Inc., Class A	419	3,289
Regis Corp.*	2,170	34,915
Sotheby’s*	2,326	107,415
Strayer Education, Inc.	648	58,087
Weight Watchers International, Inc.*	1,709	115,563
		1,197,814
Diversified Financial Services - 0.1%
Cannae Holdings, Inc.*	3,774	69,366
Marlin Business Services Corp.	536	13,829
On Deck Capital, Inc.*	3,011	15,627
Tiptree, Inc.	1,526	8,775
		107,597
Diversified Telecommunication Services - 0.4%
ATN International, Inc.	641	38,396
Cincinnati Bell, Inc.*	2,563	41,393
Cogent Communications Holdings, Inc.	2,540	108,839
Consolidated Communications Holdings, Inc.	3,991	46,136
Frontier Communications Corp.	4,802	33,758
GCI Liberty, Inc.*	1,625	62,481
Globalstar, Inc.*	34,748	33,032
Hawaiian Telcom Holdco, Inc.*	365	10,282
IDT Corp., Class B*	1,062	12,829
Intelsat SA*	2,214	10,716
Iridium Communications, Inc.*	5,116	59,857
Ooma, Inc.*	1,035	11,023
ORBCOMM, Inc.*	4,146	43,118
pdvWireless, Inc.*	577	18,579
Vonage Holdings Corp.*	12,563	127,514
Windstream Holdings, Inc.	11,174	17,655
		675,608
Electric Utilities - 0.8%
ALLETE, Inc.	3,125	212,969
El Paso Electric Co.	2,469	119,993
Genie Energy Ltd., Class B	824	3,667
IDACORP, Inc.	3,086	250,120
MGE Energy, Inc.	2,134	112,035
Otter Tail Corp.	2,401	95,560
PNM Resources, Inc.	4,873	171,529
Portland General Electric Co.	5,463	217,045
Spark Energy, Inc., Class A	712	6,622
		1,189,540
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	404	12,665
Atkore International Group, Inc.*	2,024	44,002
AZZ, Inc.	1,585	64,747

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Babcock & Wilcox Enterprises, Inc.*	2,695	17,140
Encore Wire Corp.	1,237	64,819
Energous Corp.*	1,149	25,336
EnerSys	2,665	185,724
Generac Holdings, Inc.*	3,717	165,332
General Cable Corp.	3,007	88,857
LSI Industries, Inc.	1,503	11,738
Plug Power, Inc.*	13,947	25,941
Powell Industries, Inc.	538	14,327
Preformed Line Products Co.	186	11,307
Revolution Lighting Technologies, Inc.*	752	2,564
Sunrun, Inc.*	5,188	34,708
Thermon Group Holdings, Inc.*	1,967	42,920
TPI Composites, Inc.*	652	12,923
Vicor Corp.*	1,023	26,342
Vivint Solar, Inc.*	1,650	4,950
		856,342
Electronic Equipment, Instruments & Components - 2.3%
Akoustis Technologies, Inc.*	732	4,216
Anixter International, Inc.*	1,773	133,950
AVX Corp.	2,814	48,682
Badger Meter, Inc.	1,713	81,539
Bel Fuse, Inc., Class B	587	10,155
Belden, Inc.	2,569	186,843
Benchmark Electronics, Inc.*	3,053	91,590
Control4 Corp.*	1,547	37,190
CTS Corp.	1,951	50,141
Daktronics, Inc.	2,167	19,308
Electro Scientific Industries, Inc.*	1,953	35,017
ePlus, Inc.*	802	61,393
Fabrinet*	2,216	66,812
FARO Technologies, Inc.*	1,012	60,062
Fitbit, Inc., Class A*	11,830	56,547
II-VI, Inc.*	3,704	142,604
Insight Enterprises, Inc.*	2,175	75,973
Iteris, Inc.*	1,454	8,099
Itron, Inc.*	2,087	146,090
KEMET Corp.*	3,382	60,808
Kimball Electronics, Inc.*	1,620	28,107
Knowles Corp.*	5,383	77,731
Littelfuse, Inc.	1,474	305,855
Maxwell Technologies, Inc.*	2,203	12,535
Mesa Laboratories, Inc.	198	25,938
Methode Electronics, Inc.	2,186	86,238
MicroVision, Inc.*	4,804	5,284
MTS Systems Corp.	1,039	50,859
Napco Security Technologies, Inc.*	727	7,343
Novanta, Inc.*	1,955	109,187
OSI Systems, Inc.*	1,079	68,128
Park Electrochemical Corp.	1,176	20,016
PC Connection, Inc.	706	17,530
PCM, Inc.*	576	4,090
Plexus Corp.*	2,050	123,656
Radisys Corp.*	2,250	1,935
Rogers Corp.*	1,101	151,189
Sanmina Corp.*	4,370	120,393
ScanSource, Inc.*	1,514	49,584
SYNNEX Corp.	1,771	218,984
Systemax, Inc.	701	20,028
Tech Data Corp.*	2,142	221,354
TTM Technologies, Inc.*	5,641	91,159
VeriFone Systems, Inc.*	6,801	112,897
Vishay Intertechnology, Inc.	8,090	148,856
Vishay Precision Group, Inc.*	620	18,569
		3,474,464
Energy Equipment & Services - 1.1%
Archrock, Inc.	4,266	40,527
Basic Energy Services, Inc.*	1,063	17,199
Bristow Group, Inc.	1,976	29,166
C&J Energy Services, Inc.*	2,833	67,992
CARBO Ceramics, Inc.*	1,401	9,527
Diamond Offshore Drilling, Inc.*	3,949	57,260
Dril-Quip, Inc.*	2,313	104,201
Ensco plc, Class A	26,105	115,906
Era Group, Inc.*	1,202	11,359
Exterran Corp.*	1,960	50,705
Fairmount Santrol Holdings, Inc.*	9,471	42,430
Forum Energy Technologies, Inc.*	4,921	55,607
Frank’s International NV	3,042	15,910
Geospace Technologies Corp.*	800	8,184
Gulf Island Fabrication, Inc.	834	6,880
Helix Energy Solutions Group, Inc.*	8,587	51,179
Independence Contract Drilling, Inc.*	2,092	8,682
Keane Group, Inc.*	2,435	37,864
Key Energy Services, Inc.*	630	8,448
Mammoth Energy Services, Inc.*	491	12,854
Matrix Service Co.*	1,603	22,923
McDermott International, Inc.*	17,292	126,232
Natural Gas Services Group, Inc.*	757	18,849
NCS Multistage Holdings, Inc.*	647	9,459
Newpark Resources, Inc.*	5,140	42,405
Noble Corp. plc*	14,910	57,851
Oil States International, Inc.*	3,102	76,309
Parker Drilling Co.*	8,199	7,379
PHI, Inc. (Non-Voting)*	712	7,013
Pioneer Energy Services Corp.*	4,649	12,785
ProPetro Holding Corp.*	3,482	56,165
Ranger Energy Services, Inc.*	362	3,233
RigNet, Inc.*	814	10,908
Rowan Cos. plc, Class A*	7,123	86,616
SEACOR Holdings, Inc.*	1,004	41,676
SEACOR Marine Holdings, Inc.*	991	16,768
Select Energy Services, Inc., Class A*	1,634	23,464
Smart Sand, Inc.*	1,335	9,906
Solaris Oilfield Infrastructure, Inc., Class A*	1,067	17,958
Superior Energy Services, Inc.*	9,297	79,489
TETRA Technologies, Inc.*	6,990	25,374
Unit Corp.*	3,162	60,584
US Silica Holdings, Inc.	4,987	129,113
Willbros Group, Inc.*	2,676	2,537
		1,696,876
Equity Real Estate Investment Trusts (REITs) - 4.7%
Acadia Realty Trust	5,065	121,965
Agree Realty Corp.	1,728	81,389
Alexander & Baldwin, Inc.	4,163	91,544
Alexander’s, Inc.	130	47,493
American Assets Trust, Inc.	2,466	78,222
Armada Hoffler Properties, Inc.	2,730	35,708
Ashford Hospitality Prime, Inc.	1,619	13,923
Ashford Hospitality Trust, Inc.	4,694	25,864
Bluerock Residential Growth REIT, Inc.	1,402	10,557
CareTrust REIT, Inc.	4,604	61,003

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
CatchMark Timber Trust, Inc., Class A	2,645	34,597
CBL & Associates Properties, Inc.	10,294	47,661
Cedar Realty Trust, Inc.	5,384	21,374
Chatham Lodging Trust	2,727	49,604
Chesapeake Lodging Trust	3,612	93,406
City Office REIT, Inc.	1,805	18,122
Clipper Realty, Inc.	961	8,553
Community Healthcare Trust, Inc.	1,050	24,717
CorEnergy Infrastructure Trust, Inc.	727	26,066
Cousins Properties, Inc.	25,532	212,937
DiamondRock Hospitality Co.	12,214	125,560
Easterly Government Properties, Inc.	2,575	49,028
EastGroup Properties, Inc.	2,052	166,274
Education Realty Trust, Inc.	4,647	144,708
Farmland Partners, Inc.	1,939	14,581
First Industrial Realty Trust, Inc.	7,265	203,638
Four Corners Property Trust, Inc.	3,766	82,701
Franklin Street Properties Corp.	6,382	51,630
Front Yard Residential Corp.	3,029	31,774
GEO Group, Inc. (The)	7,475	159,218
Getty Realty Corp.	1,889	44,580
Gladstone Commercial Corp.	1,667	28,189
Global Medical REIT, Inc.	1,109	7,209
Global Net Lease, Inc.	4,139	64,734
Government Properties Income Trust	5,773	79,206
Gramercy Property Trust	9,774	211,607
Healthcare Realty Trust, Inc.	7,492	198,913
Hersha Hospitality Trust	2,369	39,799
Independence Realty Trust, Inc.	5,121	43,631
InfraREIT, Inc.	2,592	48,315
Investors Real Estate Trust	7,362	34,233
iStar, Inc.*	4,020	40,602
Jernigan Capital, Inc.	805	13,596
Kite Realty Group Trust	5,057	76,563
LaSalle Hotel Properties	6,951	170,508
Lexington Realty Trust	13,228	105,295
LTC Properties, Inc.	2,403	88,791
Mack-Cali Realty Corp.	5,529	93,385
MedEquities Realty Trust, Inc.	1,750	16,923
Monmouth Real Estate Investment Corp.	4,340	61,281
National Health Investors, Inc.	2,458	159,450
National Storage Affiliates Trust	2,705	66,354
New Senior Investment Group, Inc.	5,012	40,497
NexPoint Residential Trust, Inc.	1,051	25,340
NorthStar Realty Europe Corp.	3,324	34,171
One Liberty Properties, Inc.	879	19,127
Pebblebrook Hotel Trust	4,205	143,012
Pennsylvania REIT	4,180	43,639
Physicians Realty Trust	10,994	157,984
PotlatchDeltic Corp.	3,675	187,976
Preferred Apartment Communities, Inc., Class A	2,226	31,008
PS Business Parks, Inc.	1,207	133,808
QTS Realty Trust, Inc., Class A	3,011	97,165
Quality Care Properties, Inc.*	5,773	71,527
RAIT Financial Trust	5,606	1,009
Ramco-Gershenson Properties Trust	4,800	56,544
Retail Opportunity Investments Corp.	6,613	113,479
Rexford Industrial Realty, Inc.	4,721	127,467
RLJ Lodging Trust	10,360	205,232
Ryman Hospitality Properties, Inc.	2,700	186,192
Sabra Health Care REIT, Inc.	10,833	182,861
Safety Income & Growth, Inc.	632	11,009
Saul Centers, Inc.	693	33,909
Select Income REIT	3,867	70,263
Seritage Growth Properties, Class A	1,560	58,968
STAG Industrial, Inc.	5,785	131,724
Summit Hotel Properties, Inc.	6,330	83,366
Sunstone Hotel Investors, Inc.	13,781	198,860
Terreno Realty Corp.	3,265	108,757
Tier REIT, Inc.	2,912	54,105
UMH Properties, Inc.	1,898	22,150
Universal Health Realty Income Trust	774	42,849
Urban Edge Properties	6,314	136,256
Urstadt Biddle Properties, Inc., Class A	1,803	31,589
Washington Prime Group, Inc.	11,389	74,598
Washington REIT	4,817	121,774
Whitestone REIT	2,274	28,061
Xenia Hotels & Resorts, Inc.	6,573	129,291
		7,022,548
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	1,647	57,727
Chefs’ Warehouse, Inc. (The)*	1,197	26,992
Ingles Markets, Inc., Class A	860	27,692
Natural Grocers by Vitamin Cottage, Inc.*	550	3,823
Performance Food Group Co.*	5,518	169,127
PriceSmart, Inc.	1,349	106,234
Smart & Final Stores, Inc.*	1,395	10,044
SpartanNash Co.	2,237	37,514
SUPERVALU, Inc.*	2,341	33,312
United Natural Foods, Inc.*	3,097	132,149
Village Super Market, Inc., Class A	487	11,542
Weis Markets, Inc.	584	21,766
		637,922
Food Products - 1.0%
Alico, Inc.	190	5,054
B&G Foods, Inc.	4,013	111,160
Calavo Growers, Inc.	979	83,558
Cal-Maine Foods, Inc.*	1,755	74,763
Darling Ingredients, Inc.*	10,024	182,337
Dean Foods Co.	5,551	48,127
Farmer Brothers Co.*	530	16,536
Fresh Del Monte Produce, Inc.	1,978	92,333
Freshpet, Inc.*	1,517	30,340
Hostess Brands, Inc.*	4,886	59,805
J&J Snack Foods Corp.	920	123,584
John B Sanfilippo & Son, Inc.	524	30,256
Lancaster Colony Corp.	1,148	135,854
Landec Corp.*	1,640	21,320
Lifeway Foods, Inc.*	287	1,940
Limoneira Co.	738	15,801
Sanderson Farms, Inc.	1,230	151,474
Seneca Foods Corp., Class A*	425	12,367
Snyder’s-Lance, Inc.	5,254	262,069
Tootsie Roll Industries, Inc.	1,033	34,502
		1,493,180
Gas Utilities - 0.9%
Chesapeake Utilities Corp.	966	64,384
New Jersey Resources Corp.	5,251	200,063

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Northwest Natural Gas Co.	1,736	90,532
ONE Gas, Inc.	3,189	202,788
RGC Resources, Inc.	408	10,180
South Jersey Industries, Inc.	4,876	127,800
Southwest Gas Holdings, Inc.*	2,900	191,052
Spire, Inc.	2,884	195,535
WGL Holdings, Inc.	3,129	260,521
		1,342,855
Health Care Equipment & Supplies - 3.3%
Abaxis, Inc.	1,339	89,271
Accuray, Inc.*	4,970	27,583
Analogic Corp.	766	63,961
AngioDynamics, Inc.*	2,230	36,327
Anika Therapeutics, Inc.*	878	45,700
Antares Pharma, Inc.*	8,770	19,294
AtriCure, Inc.*	1,960	34,633
Atrion Corp.	85	50,057
AxoGen, Inc.*	1,667	48,676
Cantel Medical Corp.	2,220	258,208
Cardiovascular Systems, Inc.*	2,040	48,511
Cerus Corp.*	6,912	29,583
ConforMIS, Inc.*	2,526	3,435
CONMED Corp.	1,676	101,448
Corindus Vascular Robotics, Inc.*	6,222	6,222
CryoLife, Inc.*	1,961	37,161
Cutera, Inc.*	807	36,355
Endologix, Inc.*	5,019	20,176
FONAR Corp.*	377	9,312
GenMark Diagnostics, Inc.*	3,112	12,821
Glaukos Corp.*	1,748	54,712
Globus Medical, Inc., Class A*	4,307	205,185
Haemonetics Corp.*	3,249	230,354
Halyard Health, Inc.*	2,855	140,980
Heska Corp.*	401	27,260
ICU Medical, Inc.*	918	212,287
Inogen, Inc.*	1,039	125,532
Insulet Corp.*	3,549	266,494
Integer Holdings Corp.*	1,893	96,638
Integra LifeSciences Holdings Corp.*	3,884	204,803
Invacare Corp.	1,987	34,176
iRhythm Technologies, Inc.*	871	54,133
K2M Group Holdings, Inc.*	2,516	52,106
Lantheus Holdings, Inc.*	1,862	28,489
LeMaitre Vascular, Inc.	916	31,840
LivaNova plc*	2,964	265,989
Masimo Corp.*	2,738	239,657
Meridian Bioscience, Inc.	2,542	35,461
Merit Medical Systems, Inc.*	2,971	135,181
Natus Medical, Inc.*	1,864	58,064
Neogen Corp.*	3,021	176,034
Nevro Corp.*	1,691	137,174
Novocure Ltd.*	3,525	72,439
NuVasive, Inc.*	3,099	149,868
NxStage Medical, Inc.*	3,964	92,282
Obalon Therapeutics, Inc.*	546	2,195
OraSure Technologies, Inc.*	3,454	59,616
Orthofix International NV*	1,051	58,867
OrthoPediatrics Corp.*	284	5,013
Oxford Immunotec Global plc*	1,545	16,841
Penumbra, Inc.*	1,789	193,570
Pulse Biosciences, Inc.*	556	10,286
Quidel Corp.*	1,734	75,637
Quotient Ltd.*	1,632	7,507
Restoration Robotics, Inc.*	220	1,239
Rockwell Medical, Inc.*	2,925	17,053
RTI Surgical, Inc.*	3,336	14,178
Sientra, Inc.*	885	8,452
STAAR Surgical Co.*	2,496	39,187
Surmodics, Inc.*	788	23,719
Tactile Systems Technology, Inc.*	792	25,629
Utah Medical Products, Inc.	208	18,450
Varex Imaging Corp.*	2,300	80,247
ViewRay, Inc.*	1,867	15,515
Viveve Medical, Inc.*	915	3,962
Wright Medical Group NV*	6,383	129,894
		4,912,929
Health Care Providers & Services - 1.7%
AAC Holdings, Inc.*	699	6,613
Aceto Corp.	1,825	13,085
Addus HomeCare Corp.*	457	15,698
Almost Family, Inc.*	780	45,981
Amedisys, Inc.*	1,739	102,966
American Renal Associates Holdings, Inc.*	592	11,734
AMN Healthcare Services, Inc.*	2,880	160,272
BioScrip, Inc.*	7,090	22,404
BioTelemetry, Inc.*	1,940	62,662
Capital Senior Living Corp.*	1,499	17,673
Chemed Corp.	961	249,504
Civitas Solutions, Inc.*	981	12,753
Community Health Systems, Inc.*	5,809	29,742
CorVel Corp.*	567	27,755
Cross Country Healthcare, Inc.*	2,162	27,998
Diplomat Pharmacy, Inc.*	2,964	61,770
Encompass Health Corp.	6,013	320,252
Ensign Group, Inc. (The)	2,940	78,498
Genesis Healthcare, Inc.*	2,771	3,685
HealthEquity, Inc.*	3,042	175,158
Kindred Healthcare, Inc.	5,201	47,849
LHC Group, Inc.*	961	61,869
Magellan Health, Inc.*	1,471	148,424
Molina Healthcare, Inc.*	2,688	194,342
National HealthCare Corp.	685	40,189
National Research Corp., Class A	578	16,357
Owens & Minor, Inc.	3,711	60,898
PetIQ, Inc.*	443	9,702
Providence Service Corp. (The)*	691	43,920
R1 RCM, Inc.*	6,122	40,160
RadNet, Inc.*	2,258	22,580
Select Medical Holdings Corp.*	6,557	118,682
Surgery Partners, Inc.*	1,152	18,259
Tenet Healthcare Corp.*	4,963	102,238
Tivity Health, Inc.*	2,230	85,967
Triple-S Management Corp., Class B*	1,395	33,899
US Physical Therapy, Inc.	739	57,273
		2,548,811
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc.*	11,091	153,832
Castlight Health, Inc., Class B*	3,906	13,866
Computer Programs & Systems, Inc.	694	20,681
Cotiviti Holdings, Inc.*	2,241	75,096
Evolent Health, Inc., Class A*	3,649	53,458
HealthStream, Inc.*	1,574	38,028
HMS Holdings Corp.*	5,120	82,125
Inovalon Holdings, Inc., Class A*	3,913	46,956
Medidata Solutions, Inc.*	3,442	226,002

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
NantHealth, Inc.*	969	2,926
Omnicell, Inc.*	2,289	99,915
Quality Systems, Inc.*	3,237	40,624
Simulations Plus, Inc.	667	10,372
Tabula Rasa HealthCare, Inc.*	589	19,031
Teladoc, Inc.*	3,285	131,728
Vocera Communications, Inc.*	1,766	48,565
		1,063,205
Hotels, Restaurants & Leisure - 2.6%
Belmond Ltd., Class A*	5,463	63,098
Biglari Holdings, Inc.*	62	25,991
BJ’s Restaurants, Inc.	1,230	53,505
Bloomin’ Brands, Inc.	5,661	130,713
Bojangles’, Inc.*	1,070	14,017
Boyd Gaming Corp.	5,073	179,483
Brinker International, Inc.	2,843	97,884
Caesars Entertainment Corp.*	8,336	105,867
Carrols Restaurant Group, Inc.*	2,107	27,075
Century Casinos, Inc.*	1,290	10,281
Cheesecake Factory, Inc. (The)	2,617	121,664
Churchill Downs, Inc.	823	212,499
Chuy’s Holdings, Inc.*	1,013	27,351
Cracker Barrel Old Country Store, Inc.	1,174	183,261
Dave & Buster’s Entertainment, Inc.*	2,535	113,492
Del Frisco’s Restaurant Group, Inc.*	1,291	21,495
Del Taco Restaurants, Inc.*	2,013	25,364
Denny’s Corp.*	3,909	58,791
Dine Brands Global, Inc.	1,051	79,855
Drive Shack, Inc.*	3,794	19,160
El Pollo Loco Holdings, Inc.*	1,241	12,100
Eldorado Resorts, Inc.*	2,858	97,458
Empire Resorts, Inc.*	208	4,826
Fiesta Restaurant Group, Inc.*	1,575	26,775
Fogo De Chao, Inc.*	575	8,970
Golden Entertainment, Inc.*	644	17,961
Habit Restaurants, Inc. (The), Class A*	1,233	10,665
ILG, Inc.	6,495	197,188
Inspired Entertainment, Inc.*	242	1,307
International Speedway Corp., Class A	1,476	66,420
J Alexander’s Holdings, Inc.*	787	7,791
Jack in the Box, Inc.	1,798	161,964
La Quinta Holdings, Inc.*	4,981	94,041
Lindblad Expeditions Holdings, Inc.*	1,224	11,273
Marcus Corp. (The)	1,141	30,807
Marriott Vacations Worldwide Corp.	1,307	183,634
Monarch Casino & Resort, Inc.*	661	27,914
Nathan’s Famous, Inc.	174	11,319
Noodles & Co.*	715	4,433
Papa John’s International, Inc.	1,586	91,576
Penn National Gaming, Inc.*	5,174	137,680
Pinnacle Entertainment, Inc.*	3,230	97,449
Planet Fitness, Inc., Class A*	5,282	195,328
Potbelly Corp.*	1,397	17,951
RCI Hospitality Holdings, Inc.	554	14,964
Red Lion Hotels Corp.*	1,012	9,816
Red Robin Gourmet Burgers, Inc.*	786	42,169
Red Rock Resorts, Inc., Class A	4,212	141,102
Ruth’s Hospitality Group, Inc.	1,804	44,288
Scientific Games Corp., Class A*	3,250	144,463
SeaWorld Entertainment, Inc.*	4,178	61,124
Shake Shack, Inc., Class A*	1,363	53,143
Sonic Corp.	2,380	59,786
Speedway Motorsports, Inc.	710	13,937
Texas Roadhouse, Inc.	4,087	225,848
Wingstop, Inc.	1,774	80,380
Zoe’s Kitchen, Inc.*	1,166	17,350
		3,996,046
Household Durables - 1.2%
AV Homes, Inc.*	743	12,482
Bassett Furniture Industries, Inc.	621	19,996
Beazer Homes USA, Inc.*	1,909	30,010
Cavco Industries, Inc.*	522	83,050
Century Communities, Inc.*	1,166	34,689
CSS Industries, Inc.	545	10,033
Ethan Allen Interiors, Inc.	1,517	36,029
Flexsteel Industries, Inc.	465	18,070
GoPro, Inc., Class A*	6,660	35,831
Green Brick Partners, Inc.*	1,451	14,655
Hamilton Beach Brands Holding Co., Class A	174	4,310
Helen of Troy Ltd.*	1,665	149,933
Hooker Furniture Corp.	692	25,846
Hovnanian Enterprises, Inc., Class A*	7,543	16,444
Installed Building Products, Inc.*	1,317	78,691
iRobot Corp.*	1,615	109,739
KB Home	5,190	144,023
La-Z-Boy, Inc.	2,949	90,534
LGI Homes, Inc.*	1,056	59,759
Libbey, Inc.	1,338	8,389
Lifetime Brands, Inc.	605	8,440
M/I Homes, Inc.*	1,616	46,945
MDC Holdings, Inc.	2,743	75,926
Meritage Homes Corp.*	2,351	99,682
New Home Co., Inc. (The)*	754	8,475
PICO Holdings, Inc.	1,357	16,623
Taylor Morrison Home Corp., Class A*	6,787	152,300
TopBuild Corp.*	2,165	150,771
TRI Pointe Group, Inc.*	9,160	140,423
Universal Electronics, Inc.*	862	42,669
William Lyon Homes, Class A*	1,661	41,990
ZAGG, Inc.*	1,660	24,983
		1,791,740
Household Products - 0.2%
Central Garden & Pet Co.*	645	24,916
Central Garden & Pet Co., Class A*	2,154	78,061
HRG Group, Inc.*	7,262	114,667
Oil-Dri Corp. of America	306	11,034
Orchids Paper Products Co.	557	5,960
WD-40 Co.	844	105,247
		339,885
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp.*	6,995	14,689
Dynegy, Inc.*	6,747	82,516
NRG Yield, Inc., Class A	2,129	32,744
NRG Yield, Inc., Class C	3,984	62,350
Ormat Technologies, Inc.	2,464	154,197
Pattern Energy Group, Inc., Class A	4,802	89,173
TerraForm Power, Inc., Class A	2,774	31,929
		467,598

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	2,207	74,928

Insurance - 2.0%
Ambac Financial Group, Inc.*	2,772	41,996
American Equity Investment Life Holding Co.	5,285	161,774
AMERISAFE, Inc.	1,167	65,352
AmTrust Financial Services, Inc.	5,206	62,316
Argo Group International Holdings Ltd.	1,770	103,103
Atlas Financial Holdings, Inc.*	644	11,302
Baldwin & Lyons, Inc., Class B	569	12,888
Blue Capital Reinsurance Holdings Ltd.	360	3,996
Citizens, Inc.*	2,844	19,481
CNO Financial Group, Inc.	10,312	232,433
Crawford & Co., Class B	730	6,548
Donegal Group, Inc., Class A	538	8,506
eHealth, Inc.*	950	15,476
EMC Insurance Group, Inc.	535	13,964
Employers Holdings, Inc.	1,941	75,990
Enstar Group Ltd.*	687	136,026
FBL Financial Group, Inc., Class A	604	39,200
Federated National Holding Co.	723	11,170
Genworth Financial, Inc., Class A*	30,700	83,504
Global Indemnity Ltd.*	505	18,685
Greenlight Capital Re Ltd., Class A*	1,841	30,192
Hallmark Financial Services, Inc.*	814	8,002
HCI Group, Inc.	480	16,622
Health Insurance Innovations, Inc., Class A*	721	22,495
Heritage Insurance Holdings, Inc.	1,321	22,034
Horace Mann Educators Corp.	2,496	102,710
Independence Holding Co.	367	10,460
Infinity Property & Casualty Corp.	651	76,785
Investors Title Co.	89	17,133
James River Group Holdings Ltd.	1,559	50,995
Kemper Corp.	2,420	136,488
Kingstone Cos., Inc.	554	10,581
Kinsale Capital Group, Inc.	883	43,267
Maiden Holdings Ltd.	4,280	25,680
MBIA, Inc.*	5,428	43,370
National General Holdings Corp.	2,998	68,894
National Western Life Group, Inc., Class A	138	42,090
Navigators Group, Inc. (The)	1,257	67,752
NI Holdings, Inc.*	616	9,924
Primerica, Inc.	2,706	263,835
RLI Corp.	2,353	143,062
Safety Insurance Group, Inc.	892	63,644
Selective Insurance Group, Inc.	3,514	199,771
State Auto Financial Corp.	971	26,780
Stewart Information Services Corp.	1,287	51,647
Third Point Reinsurance Ltd.*	5,613	78,021
Trupanion, Inc.*	1,371	40,623
United Fire Group, Inc.	1,310	58,269
United Insurance Holdings Corp.	1,257	24,574
Universal Insurance Holdings, Inc.	1,901	55,699
WMIH Corp.*	11,815	15,241
		2,950,350
Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A*	1,626	18,943
Duluth Holdings, Inc., Class B*	586	9,856
FTD Cos., Inc.*	1,031	6,207
Gaia, Inc.*	535	6,875
Groupon, Inc.*	20,740	88,767
Lands’ End, Inc.*	811	14,598
Liberty TripAdvisor Holdings, Inc., Class A*	4,435	46,124
Nutrisystem, Inc.	1,813	55,750
Overstock.com, Inc.*	1,025	61,910
PetMed Express, Inc.	1,206	54,499
Shutterfly, Inc.*	2,021	155,071
		518,600
Internet Software & Services - 3.1%
2U, Inc.*	2,937	243,125
Alarm.com Holdings, Inc.*	1,240	44,807
Alteryx, Inc., Class A*	1,434	49,028
Amber Road, Inc.*	1,224	11,138
Appfolio, Inc., Class A*	575	23,057
Apptio, Inc., Class A*	1,424	41,154
Benefitfocus, Inc.*	970	23,474
Blucora, Inc.*	2,705	63,026
Box, Inc., Class A*	4,942	118,905
Brightcove, Inc.*	2,070	14,180
Carbonite, Inc.*	1,533	43,154
Care.com, Inc.*	838	14,983
Cars.com, Inc.*	4,396	120,406
ChannelAdvisor Corp.*	1,547	13,691
Cimpress NV*	1,525	248,194
Cloudera, Inc.*	5,956	113,462
CommerceHub, Inc., Series C*	1,775	33,814
CommerceHub, Inc., Series A*	838	16,609
Cornerstone OnDemand, Inc.*	3,240	132,840
Coupa Software, Inc.*	1,921	85,677
DHI Group, Inc.*	2,960	4,884
Endurance International Group Holdings, Inc.*	3,541	25,849
Envestnet, Inc.*	2,630	144,913
Etsy, Inc.*	7,380	186,788
Five9, Inc.*	3,252	98,731
Gogo, Inc.*	3,480	31,598
GrubHub, Inc.*	5,246	521,505
GTT Communications, Inc.*	1,891	97,576
Hortonworks, Inc.*	3,063	55,073
Instructure, Inc.*	1,336	57,982
Internap Corp.*	1,238	16,119
j2 Global, Inc.	2,837	209,995
Leaf Group Ltd.*	743	5,721
Limelight Networks, Inc.*	4,594	18,560
Liquidity Services, Inc.*	1,563	10,707
LivePerson, Inc.*	3,370	48,696
Meet Group, Inc. (The)*	4,088	10,711
MINDBODY, Inc., Class A*	2,620	93,403
MuleSoft, Inc., Class A*	1,484	45,826
New Relic, Inc.*	1,867	134,013
NIC, Inc.	3,915	52,852
Nutanix, Inc., Class A*	6,544	238,529
Okta, Inc.*	1,188	45,845
Ominto, Inc.*	854	2,878
Q2 Holdings, Inc.*	1,913	87,137
QuinStreet, Inc.*	2,234	29,332
Quotient Technology, Inc.*	4,618	60,727
Reis, Inc.	553	10,645
SendGrid, Inc.*	506	13,217
Shutterstock, Inc.*	1,133	56,933
SPS Commerce, Inc.*	1,030	61,821
Stamps.com, Inc.*	998	190,668

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
TechTarget, Inc.*	1,197	20,684
Tintri, Inc.*	579	2,831
Trade Desk, Inc. (The), Class A*	1,447	81,408
TrueCar, Inc.*	4,295	47,632
Tucows, Inc., Class A*	555	32,079
Twilio, Inc., Class A*	3,796	129,671
Veritone, Inc.*	166	2,316
Web.com Group, Inc.*	2,343	42,174
XO Group, Inc.*	1,502	28,944
Yelp, Inc.*	4,879	212,529
Yext, Inc.*	1,433	18,199
		4,742,425
IT Services - 1.6%
Acxiom Corp.*	4,839	132,443
Blackhawk Network Holdings, Inc.*	3,339	149,420
CACI International, Inc., Class A*	1,491	222,234
Cardtronics plc, Class A*	2,783	62,284
Cass Information Systems, Inc.	731	42,807
Convergys Corp.	5,738	133,179
CSG Systems International, Inc.	2,036	95,040
EPAM Systems, Inc.*	3,042	344,111
Everi Holdings, Inc.*	3,962	29,517
EVERTEC, Inc.	3,693	59,827
ExlService Holdings, Inc.*	1,998	113,926
Hackett Group, Inc. (The)	1,432	25,819
Information Services Group, Inc.*	1,979	8,351
ManTech International Corp., Class A	1,573	88,670
MAXIMUS, Inc.	3,922	262,696
MoneyGram International, Inc.*	1,777	19,067
Perficient, Inc.*	2,096	40,809
Presidio, Inc.*	1,337	19,547
Science Applications International Corp.	2,646	191,544
ServiceSource International, Inc.*	4,707	17,228
StarTek, Inc.*	630	6,804
Sykes Enterprises, Inc.*	2,395	69,599
Syntel, Inc.*	2,018	54,183
Travelport Worldwide Ltd.	7,580	108,015
TTEC Holdings, Inc.	848	30,231
Unisys Corp.*	3,074	34,429
Virtusa Corp.*	1,650	78,738
		2,440,518
Leisure Products - 0.3%
Acushnet Holdings Corp.	1,925	40,791
American Outdoor Brands Corp.*	3,281	29,529
Callaway Golf Co.	5,710	88,391
Clarus Corp.*	1,254	8,402
Escalade, Inc.	648	7,873
Johnson Outdoors, Inc., Class A	295	18,184
Malibu Boats, Inc., Class A*	1,244	39,870
Marine Products Corp.	477	6,811
MCBC Holdings, Inc.*	1,123	27,525
Nautilus, Inc.*	1,844	21,851
Sturm Ruger & Co., Inc.	1,033	44,471
Vista Outdoor, Inc.*	3,491	60,150
		393,848
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc.*	1,590	41,817
Cambrex Corp.*	1,983	103,017
Enzo Biochem, Inc.*	2,514	15,914
Fluidigm Corp.*	2,366	16,018
Luminex Corp.	2,490	48,829
Medpace Holdings, Inc.*	415	13,301
NanoString Technologies, Inc.*	1,257	8,057
NeoGenomics, Inc.*	3,456	29,030
Pacific Biosciences of California, Inc.*	6,325	15,053
PRA Health Sciences, Inc.*	3,027	254,268
Syneos Health, Inc.*	3,334	139,695
		684,999
Machinery - 3.1%
Actuant Corp., Class A	3,637	82,560
Alamo Group, Inc.	579	64,356
Albany International Corp., Class A	1,753	111,578
Altra Industrial Motion Corp.	1,750	75,950
American Railcar Industries, Inc.	443	16,502
Astec Industries, Inc.	1,301	76,629
Barnes Group, Inc.	3,069	185,091
Blue Bird Corp.*	453	10,510
Briggs & Stratton Corp.	2,548	57,279
Chart Industries, Inc.*	1,872	103,166
CIRCOR International, Inc.	1,008	47,376
Columbus McKinnon Corp.	1,345	47,748
Commercial Vehicle Group, Inc.*	1,536	15,514
DMC Global, Inc.	861	18,253
Douglas Dynamics, Inc.	1,348	59,986
Eastern Co. (The)	341	8,696
Energy Recovery, Inc.*	2,213	15,181
EnPro Industries, Inc.	1,292	93,618
ESCO Technologies, Inc.	1,556	91,648
ExOne Co. (The)*	679	5,676
Federal Signal Corp.	3,603	77,068
Franklin Electric Co., Inc.	2,828	110,716
FreightCar America, Inc.	741	10,959
Gencor Industries, Inc.*	495	7,994
Global Brass & Copper Holdings, Inc.	1,324	37,469
Gorman-Rupp Co. (The)	1,077	28,734
Graham Corp.	583	11,782
Greenbrier Cos., Inc. (The)	1,672	86,610
Hardinge, Inc.	706	12,955
Harsco Corp.*	4,909	99,407
Hillenbrand, Inc.	3,867	169,761
Hurco Cos., Inc.	373	15,610
Hyster-Yale Materials Handling, Inc.	630	44,850
John Bean Technologies Corp.	1,918	212,418
Kadant, Inc.	662	63,155
Kennametal, Inc.	4,903	202,004
LB Foster Co., Class A*	508	13,284
Lindsay Corp.	640	56,602
Lydall, Inc.*	1,020	49,113
Manitowoc Co., Inc. (The)*	1,946	57,835
Meritor, Inc.*	5,114	125,293
Milacron Holdings Corp.*	3,320	71,148
Miller Industries, Inc.	673	16,388
Mueller Industries, Inc.	3,478	92,132
Mueller Water Products, Inc., Class A	9,411	103,521
Navistar International Corp.*	3,036	113,304
NN, Inc.	1,654	39,531
Omega Flex, Inc.	178	9,936
Proto Labs, Inc.*	1,514	164,950
RBC Bearings, Inc.*	1,428	172,074
REV Group, Inc.	1,388	37,476
Rexnord Corp.*	6,357	184,226
Spartan Motors, Inc.	2,086	30,769

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
SPX Corp.*	2,600	81,198
SPX FLOW, Inc.*	2,529	123,314
Standex International Corp.	770	73,997
Sun Hydraulics Corp.	1,443	74,921
Tennant Co.	1,077	69,359
Titan International, Inc.	3,041	39,107
TriMas Corp.*	2,779	71,976
Twin Disc, Inc.*	521	12,462
Wabash National Corp.	3,566	77,917
Watts Water Technologies, Inc., Class A	1,700	128,350
Woodward, Inc.	3,253	230,410
		4,699,402
Marine - 0.1%
Costamare, Inc.	3,067	17,758
Eagle Bulk Shipping, Inc.*	2,346	11,402
Genco Shipping & Trading Ltd.*	469	6,453
Matson, Inc.	2,575	73,387
Navios Maritime Holdings, Inc.*	5,595	6,994
Safe Bulkers, Inc.*	3,005	10,998
Scorpio Bulkers, Inc.	3,586	27,792
		154,784
Media - 1.1%
AMC Entertainment Holdings, Inc., Class A	3,253	48,795
Beasley Broadcast Group, Inc., Class A	298	3,129
Central European Media Enterprises Ltd., Class A*	5,032	22,392
Clear Channel Outdoor Holdings, Inc., Class A	2,248	10,790
Daily Journal Corp.*	68	15,437
Emerald Expositions Events, Inc.	1,107	23,601
Entercom Communications Corp., Class A	7,742	76,646
Entravision Communications Corp., Class A	4,043	26,077
Eros International plc*	1,534	20,249
EW Scripps Co. (The), Class A	3,531	48,622
Gannett Co., Inc.	6,864	68,915
Global Eagle Entertainment, Inc.*	3,118	4,209
Gray Television, Inc.*	3,908	53,931
Hemisphere Media Group, Inc.*	885	9,912
IMAX Corp.*	3,423	72,225
Liberty Media Corp.-Liberty Braves, Class C*	2,094	48,078
Liberty Media Corp-Liberty Braves, Class A*	608	13,935
Loral Space & Communications, Inc.*	785	34,776
MDC Partners, Inc., Class A*	3,478	27,302
Meredith Corp.	2,416	138,437
MSG Networks, Inc., Class A*	3,658	89,255
National CineMedia, Inc.	3,778	28,448
New Media Investment Group, Inc.	3,122	53,855
New York Times Co. (The), Class A	7,667	184,775
Nexstar Media Group, Inc., Class A	2,678	191,343
Reading International, Inc., Class A*	1,029	16,876
Saga Communications, Inc., Class A	230	8,970
Salem Media Group, Inc.	709	2,942
Scholastic Corp.	1,728	62,917
Sinclair Broadcast Group, Inc., Class A	4,358	147,300
Townsquare Media, Inc., Class A*	537	3,738
tronc, Inc.*	1,223	23,396
WideOpenWest, Inc.*	1,293	12,490
World Wrestling Entertainment, Inc., Class A	2,375	90,606
		1,684,369
Metals & Mining - 1.1%
AK Steel Holding Corp.*	19,261	99,387
Allegheny Technologies, Inc.*	7,673	198,807
Ampco-Pittsburgh Corp.	531	5,416
Carpenter Technology Corp.	2,831	144,211
Century Aluminum Co.*	3,044	57,988
Cleveland-Cliffs, Inc.*	18,196	127,918
Coeur Mining, Inc.*	11,314	86,552
Commercial Metals Co.	7,059	171,534
Compass Minerals International, Inc.	2,070	124,821
Gold Resource Corp.	3,203	13,036
Haynes International, Inc.	757	31,491
Hecla Mining Co.	24,066	88,082
Kaiser Aluminum Corp.	1,012	101,575
Klondex Mines Ltd.*	10,878	14,359
Materion Corp.	1,216	61,286
Olympic Steel, Inc.	561	12,639
Ramaco Resources, Inc.*	375	2,569
Ryerson Holding Corp.*	976	9,858
Schnitzer Steel Industries, Inc., Class A	1,615	54,910
SunCoke Energy, Inc.*	3,933	42,005
TimkenSteel Corp.*	2,420	39,591
Warrior Met Coal, Inc.	2,019	63,013
Worthington Industries, Inc.	2,718	120,244
		1,671,292
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AG Mortgage Investment Trust, Inc.	1,711	27,992
Anworth Mortgage Asset Corp.	5,938	27,077
Apollo Commercial Real Estate Finance, Inc.	6,565	119,877
Ares Commercial Real Estate Corp.	1,635	20,143
ARMOUR Residential REIT, Inc.	2,542	54,450
Capstead Mortgage Corp.	5,824	48,630
Cherry Hill Mortgage Investment Corp.	716	11,542
CYS Investments, Inc.	9,449	59,718
Dynex Capital, Inc.	3,048	18,349
Ellington Residential Mortgage REIT	552	5,851
Granite Point Mortgage Trust, Inc.	2,632	44,349
Great Ajax Corp.	958	12,435
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,097	54,507
Invesco Mortgage Capital, Inc.	6,866	105,531
KKR Real Estate Finance Trust, Inc.	651	12,760
Ladder Capital Corp.	4,817	71,147
MTGE Investment Corp.	2,794	47,498
New York Mortgage Trust, Inc.	6,804	37,490
Orchid Island Capital, Inc.	2,691	19,348
Owens Realty Mortgage, Inc.	598	8,462
PennyMac Mortgage Investment Trust	3,960	66,013
Redwood Trust, Inc.	4,677	68,518

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Resource Capital Corp.	1,842	16,007
Sutherland Asset Management Corp.	1,073	14,807
TPG RE Finance Trust, Inc.	678	12,563
Western Asset Mortgage Capital Corp.	2,495	22,006
		1,007,070
Multiline Retail - 0.3%
Big Lots, Inc.	2,602	146,232
Dillard’s, Inc., Class A	855	69,725
Fred’s, Inc., Class A	2,196	7,313
JC Penney Co., Inc.*	18,941	82,015
Ollie’s Bargain Outlet Holdings, Inc.*	2,907	172,530
Sears Holdings Corp.*	726	1,757
		479,572
Multi-Utilities - 0.4%
Avista Corp.	3,931	188,020
Black Hills Corp.	3,267	165,931
NorthWestern Corp.	2,975	151,963
Unitil Corp.	849	35,692
		541,606
Oil, Gas & Consumable Fuels - 1.8%
Abraxas Petroleum Corp.*	9,364	20,133
Adams Resources & Energy, Inc.	132	5,214
Approach Resources, Inc.*	2,626	7,642
Arch Coal, Inc., Class A	1,173	112,268
Ardmore Shipping Corp.	1,714	12,941
Bill Barrett Corp.*	4,608	20,874
Bonanza Creek Energy, Inc.*	1,240	34,757
California Resources Corp.*	2,603	36,728
Callon Petroleum Co.*	12,309	130,106
Carrizo Oil & Gas, Inc.*	4,723	66,358
Clean Energy Fuels Corp.*	8,333	11,583
Cloud Peak Energy, Inc.*	4,514	14,851
Contango Oil & Gas Co.*	1,441	4,179
CVR Energy, Inc.	964	28,554
Delek US Energy, Inc.	5,058	172,576
Denbury Resources, Inc.*	24,274	53,160
DHT Holdings, Inc.	5,217	19,616
Dorian LPG Ltd.*	1,371	10,036
Earthstone Energy, Inc., Class A*	1,422	13,082
Eclipse Resources Corp.*	5,335	8,589
Energy XXI Gulf Coast, Inc.*	1,805	9,476
EP Energy Corp., Class A*	2,350	3,548
Evolution Petroleum Corp.	1,546	12,445
Frontline Ltd.	4,700	18,189
GasLog Ltd.	2,495	41,167
Gastar Exploration, Inc.*	11,010	7,448
Gener8 Maritime, Inc.*	2,881	15,990
Golar LNG Ltd.	5,867	158,526
Green Plains, Inc.	2,402	43,957
Halcon Resources Corp.*	7,893	47,753
Hallador Energy Co.	979	6,461
International Seaways, Inc.*	1,796	29,221
Isramco, Inc.*	45	4,720
Jagged Peak Energy, Inc.*	3,500	43,050
Jones Energy, Inc., Class A*	3,092	2,845
Lilis Energy, Inc.*	2,611	9,582
Matador Resources Co.*	5,935	171,284
Midstates Petroleum Co., Inc.*	683	9,207
NACCO Industries, Inc., Class A	249	10,259
Navios Maritime Acquisition Corp.	5,035	3,791
Nordic American Tankers Ltd.	6,105	12,759
Oasis Petroleum, Inc.*	16,306	128,491
Overseas Shipholding Group, Inc., Class A*	2,764	4,892
Pacific Ethanol, Inc.*	2,633	10,795
Panhandle Oil and Gas, Inc., Class A	959	17,118
Par Pacific Holdings, Inc.*	1,940	33,019
PDC Energy, Inc.*	4,037	212,064
Peabody Energy Corp.	4,073	165,812
Penn Virginia Corp.*	871	32,488
Renewable Energy Group, Inc.*	2,324	25,796
Resolute Energy Corp.*	1,325	43,062
REX American Resources Corp.*	355	28,656
Ring Energy, Inc.*	3,050	41,389
Rosehill Resources, Inc.*	154	952
Sanchez Energy Corp.*	4,426	12,968
SandRidge Energy, Inc.*	2,132	29,976
Scorpio Tankers, Inc.	14,605	33,592
SemGroup Corp., Class A	4,055	90,021
Ship Finance International Ltd.	3,653	52,786
SilverBow Resources, Inc.*	426	11,830
SRC Energy, Inc.*	14,404	127,763
Stone Energy Corp.*	1,191	36,040
Teekay Corp.	3,296	25,050
Teekay Tankers Ltd., Class A	12,418	14,281
Tellurian, Inc.*	3,523	30,756
Ultra Petroleum Corp.*	11,913	43,959
Uranium Energy Corp.*	8,331	10,830
W&T Offshore, Inc.*	5,725	22,270
Westmoreland Coal Co.*	1,130	476
WildHorse Resource Development Corp.*	2,970	50,431
		2,782,488
Paper & Forest Products - 0.5%
Boise Cascade Co.	2,362	95,189
Clearwater Paper Corp.*	989	37,187
KapStone Paper and Packaging Corp.	5,309	185,231
Louisiana-Pacific Corp.	8,882	253,137
Neenah, Inc.	1,016	77,876
PH Glatfelter Co.	2,652	54,127
Schweitzer-Mauduit International, Inc.	1,859	72,891
Verso Corp., Class A*	2,098	36,799
		812,437
Personal Products - 0.1%
elf Beauty, Inc.*	1,264	23,308
Inter Parfums, Inc.	1,056	44,774
Medifast, Inc.	647	41,272
Natural Health Trends Corp.	448	7,809
Nature’s Sunshine Products, Inc.	655	7,369
Revlon, Inc., Class A*	721	14,204
USANA Health Sciences, Inc.*	693	52,945
		191,681
Pharmaceuticals - 2.0%
Aclaris Therapeutics, Inc.*	1,419	28,295
Aerie Pharmaceuticals, Inc.*	2,023	103,476
Akcea Therapeutics, Inc.*	915	15,528
Amphastar Pharmaceuticals, Inc.*	2,215	40,667
ANI Pharmaceuticals, Inc.*	490	31,394
Aratana Therapeutics, Inc.*	2,527	9,400
Assembly Biosciences, Inc.*	983	55,775
Catalent, Inc.*	8,168	341,014
Clearside Biomedical, Inc.*	1,262	8,153

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Collegium Pharmaceutical, Inc.*	1,529	36,681
Corcept Therapeutics, Inc.*	5,564	84,517
Corium International, Inc.*	1,485	19,305
Depomed, Inc.*	3,521	24,189
Dermira, Inc.*	2,326	59,801
Dova Pharmaceuticals, Inc.*	313	9,471
Durect Corp.*	8,756	10,682
Horizon Pharma plc*	9,967	145,319
Impax Laboratories, Inc.*	4,481	91,412
Innoviva, Inc.*	4,577	70,989
Intersect ENT, Inc.*	1,623	59,808
Intra-Cellular Therapies, Inc.*	2,590	50,168
Kala Pharmaceuticals, Inc.*	443	6,224
Lannett Co., Inc.*	1,738	27,808
Medicines Co. (The)*	4,213	129,002
Melinta Therapeutics, Inc.*	585	7,283
MyoKardia, Inc.*	1,198	69,724
Nektar Therapeutics*	9,048	783,195
Neos Therapeutics, Inc.*	1,510	12,533
Ocular Therapeutix, Inc.*	1,376	7,197
Omeros Corp.*	2,777	28,048
Optinose, Inc.*	331	5,862
Pacira Pharmaceuticals, Inc.*	2,399	75,089
Paratek Pharmaceuticals, Inc.*	1,453	19,034
Phibro Animal Health Corp., Class A	1,206	46,371
Prestige Brands Holdings, Inc.*	3,255	110,019
Reata Pharmaceuticals, Inc., Class A*	691	16,646
Revance Therapeutics, Inc.*	1,399	43,299
Sienna Biopharmaceuticals, Inc.*	307	4,814
Supernus Pharmaceuticals, Inc.*	2,948	114,677
Teligent, Inc.*	2,510	7,028
Tetraphase Pharmaceuticals, Inc.*	3,108	8,734
TherapeuticsMD, Inc.*	10,111	50,555
Theravance Biopharma, Inc.*	2,549	67,192
WaVe Life Sciences Ltd.*	725	36,939
Zogenix, Inc.*	2,089	88,574
Zynerba Pharmaceuticals, Inc.*	712	6,935
		3,068,826
Professional Services - 1.1%
Acacia Research Corp.*	3,021	10,423
Barrett Business Services, Inc.	432	32,093
BG Staffing, Inc.	423	6,958
CBIZ, Inc.*	3,122	56,352
Cogint, Inc.*	1,236	3,214
CRA International, Inc.	482	24,095
Exponent, Inc.	1,566	121,757
Forrester Research, Inc.	622	25,191
Franklin Covey Co.*	593	15,359
FTI Consulting, Inc.*	2,310	110,164
GP Strategies Corp.*	766	16,890
Heidrick & Struggles International, Inc.	1,120	29,568
Hill International, Inc.*	2,083	11,561
Huron Consulting Group, Inc.*	1,338	46,830
ICF International, Inc.*	1,094	62,358
Insperity, Inc.	2,213	144,509
Kelly Services, Inc., Class A	1,863	54,940
Kforce, Inc.	1,432	39,666
Korn/Ferry International	3,211	134,573
Mistras Group, Inc.*	1,056	20,824
Navigant Consulting, Inc.*	2,798	55,624
On Assignment, Inc.*	3,054	234,211
Resources Connection, Inc.	1,776	27,617
RPX Corp.	2,806	28,144
TriNet Group, Inc.*	2,526	119,151
TrueBlue, Inc.*	2,492	67,782
WageWorks, Inc.*	2,428	127,349
Willdan Group, Inc.*	469	9,835
		1,637,038
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA*	666	17,716
Consolidated-Tomoka Land Co.	237	14,677
Forestar Group, Inc.*	641	15,833
FRP Holdings, Inc.*	400	20,900
Griffin Industrial Realty, Inc.	42	1,527
HFF, Inc., Class A	2,244	102,461
Kennedy-Wilson Holdings, Inc.	7,391	120,843
Marcus & Millichap, Inc.*	979	30,643
Maui Land & Pineapple Co., Inc.*	410	4,551
RE/MAX Holdings, Inc., Class A	1,088	60,166
Redfin Corp.*	655	13,487
RMR Group, Inc. (The), Class A	429	26,941
St Joe Co. (The)*	2,709	47,678
Stratus Properties, Inc.	360	10,692
Tejon Ranch Co.*	1,126	24,941
Transcontinental Realty Investors, Inc.*	102	3,048
Trinity Place Holdings, Inc.*	1,107	6,642
		522,746
Road & Rail - 0.8%
ArcBest Corp.	1,582	52,364
Avis Budget Group, Inc.*	4,420	199,696
Covenant Transportation Group, Inc., Class A*	725	18,719
Daseke, Inc.*	1,472	14,808
Heartland Express, Inc.	2,887	56,354
Hertz Global Holdings, Inc.*	3,341	60,773
Knight-Swift Transportation Holdings, Inc.	7,663	369,050
Marten Transport Ltd.	2,380	51,527
Roadrunner Transportation Systems, Inc.*	1,866	7,147
Saia, Inc.*	1,545	112,244
Schneider National, Inc., Class B	2,552	65,995
Universal Logistics Holdings, Inc.	510	11,271
Werner Enterprises, Inc.	2,911	108,435
YRC Worldwide, Inc.*	2,017	17,588
		1,145,971
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc.*	2,425	160,826
Alpha & Omega Semiconductor Ltd.*	1,220	18,751
Ambarella, Inc.*	1,981	95,247
Amkor Technology, Inc.*	6,221	62,521
Aquantia Corp.*	420	5,796
Axcelis Technologies, Inc.*	1,834	44,841
AXT, Inc.*	2,272	16,983
Brooks Automation, Inc.	4,199	112,155
Cabot Microelectronics Corp.	1,520	154,888
CEVA, Inc.*	1,334	49,025
Cirrus Logic, Inc.*	3,939	174,537
Cohu, Inc.	1,678	33,610
Cree, Inc.*	5,964	225,618
CyberOptics Corp.*	420	6,888
Diodes, Inc.*	2,380	71,638
DSP Group, Inc.*	1,334	16,208
Entegris, Inc.	8,676	288,043

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
FormFactor, Inc.*	4,395	57,575
GSI Technology, Inc.*	897	6,781
Ichor Holdings Ltd.*	1,125	29,070
Impinj, Inc.*	1,112	14,167
Inphi Corp.*	2,565	71,179
Integrated Device Technology, Inc.*	8,182	248,242
Kopin Corp.*	3,758	11,500
Lattice Semiconductor Corp.*	7,496	45,051
MACOM Technology Solutions Holdings, Inc.*	2,476	52,838
MaxLinear, Inc.*	3,758	85,419
MKS Instruments, Inc.	3,291	366,453
Monolithic Power Systems, Inc.	2,438	285,392
Nanometrics, Inc.*	1,469	38,767
NeoPhotonics Corp.*	2,012	12,213
NVE Corp.	291	20,227
PDF Solutions, Inc.*	1,704	18,983
Photronics, Inc.*	4,081	31,832
Pixelworks, Inc.*	1,741	7,660
Power Integrations, Inc.	1,751	117,667
Rambus, Inc.*	6,621	84,153
Rudolph Technologies, Inc.*	1,906	50,604
Semtech Corp.*	3,960	133,254
Sigma Designs, Inc.*	2,289	13,734
Silicon Laboratories, Inc.*	2,562	239,547
SMART Global Holdings, Inc.*	379	13,159
SunPower Corp.*	3,648	25,864
Synaptics, Inc.*	2,104	97,773
Ultra Clean Holdings, Inc.*	2,010	38,713
Veeco Instruments, Inc.*	2,881	52,290
Xcerra Corp.*	3,268	32,680
Xperi Corp.	2,989	65,908
		3,906,270
Software - 3.3%
8x8, Inc.*	5,391	98,386
A10 Networks, Inc.*	3,055	19,185
ACI Worldwide, Inc.*	7,118	168,341
Agilysys, Inc.*	936	10,455
American Software, Inc., Class A	1,642	20,426
Aspen Technology, Inc.*	4,466	345,132
Blackbaud, Inc.	2,912	298,538
Blackline, Inc.*	958	42,152
Bottomline Technologies de, Inc.*	2,429	92,253
Callidus Software, Inc.*	4,133	148,375
CommVault Systems, Inc.*	2,435	126,742
Digimarc Corp.*	629	16,291
Ebix, Inc.	1,467	123,155
Ellie Mae, Inc.*	2,067	183,281
Everbridge, Inc.*	1,047	33,410
Fair Isaac Corp.	1,821	309,461
ForeScout Technologies, Inc.*	326	9,708
Glu Mobile, Inc.*	6,447	23,918
HubSpot, Inc.*	2,081	231,095
Imperva, Inc.*	2,078	96,939
Majesco*	339	1,831
MicroStrategy, Inc., Class A*	580	74,228
Mitek Systems, Inc.*	1,883	14,405
MobileIron, Inc.*	3,488	16,742
Model N, Inc.*	1,450	24,795
Monotype Imaging Holdings, Inc.	2,539	61,190
Park City Group, Inc.*	798	8,259
Paycom Software, Inc.*	3,010	297,749
Paylocity Holding Corp.*	1,618	75,674
Pegasystems, Inc.	2,237	129,746
Progress Software Corp.	2,908	136,298
Proofpoint, Inc.*	2,665	285,608
PROS Holdings, Inc.*	1,628	51,038
QAD, Inc., Class A	609	27,405
Qualys, Inc.*	1,963	145,360
Rapid7, Inc.*	1,304	34,439
RealNetworks, Inc.*	1,483	4,123
RealPage, Inc.*	3,583	187,212
RingCentral, Inc., Class A*	3,972	248,846
Rosetta Stone, Inc.*	1,035	14,169
Rubicon Project, Inc. (The)*	2,709	4,362
SecureWorks Corp., Class A*	504	4,974
Synchronoss Technologies, Inc.*	2,668	24,919
Telenav, Inc.*	1,755	9,565
TiVo Corp.	7,318	109,770
Upland Software, Inc.*	496	11,835
Varonis Systems, Inc.*	1,195	67,099
VASCO Data Security International, Inc.*	1,848	22,268
Verint Systems, Inc.*	3,883	151,049
VirnetX Holding Corp.*	3,101	11,939
Workiva, Inc.*	1,558	35,445
Zendesk, Inc.*	6,086	262,793
Zix Corp.*	3,267	13,231
		4,965,609
Specialty Retail - 1.8%
Aaron’s, Inc.	3,870	178,833
Abercrombie & Fitch Co., Class A	4,171	86,048
American Eagle Outfitters, Inc.	9,908	190,927
America’s Car-Mart, Inc.*	433	21,087
Asbury Automotive Group, Inc.*	1,133	74,608
Ascena Retail Group, Inc.*	10,534	23,912
At Home Group, Inc.*	311	9,202
Barnes & Noble Education, Inc.*	2,334	17,038
Barnes & Noble, Inc.	3,632	16,344
Big 5 Sporting Goods Corp.	1,241	7,632
Boot Barn Holdings, Inc.*	748	13,180
Buckle, Inc. (The)	1,756	36,964
Build-A-Bear Workshop, Inc.*	831	7,562
Caleres, Inc.	2,569	71,958
Camping World Holdings, Inc., Class A	1,939	81,050
Carvana Co.*	864	17,315
Cato Corp. (The), Class A	1,414	16,063
Chico’s FAS, Inc.	7,853	78,844
Children’s Place, Inc. (The)	1,053	149,842
Citi Trends, Inc.	812	17,994
Conn’s, Inc.*	1,135	37,115
Container Store Group, Inc. (The)*	978	4,939
DSW, Inc., Class A	4,011	78,656
Express, Inc.*	4,710	34,006
Finish Line, Inc. (The), Class A	2,428	25,785
Five Below, Inc.*	3,299	220,538
Francesca’s Holdings Corp.*	2,255	11,749
Genesco, Inc.*	1,188	46,688
GNC Holdings, Inc., Class A*	4,140	17,636
Group 1 Automotive, Inc.	1,212	83,434
Guess?, Inc.	3,659	57,776
Haverty Furniture Cos., Inc.	1,147	23,341
Hibbett Sports, Inc.*	1,257	32,368
J. Jill, Inc.*	719	6,191
Kirkland’s, Inc.*	935	8,191
Lithia Motors, Inc., Class A	1,437	149,290
Lumber Liquidators Holdings, Inc.*	1,718	39,789
MarineMax, Inc.*	1,391	29,072

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Monro, Inc.	1,937	98,593
National Vision Holdings, Inc.*	1,121	38,742
Office Depot, Inc.	31,274	82,251
Party City Holdco, Inc.*	1,678	24,247
Pier 1 Imports, Inc.	4,884	15,140
Rent-A-Center, Inc.	2,615	19,665
Restoration Hardware Holdings, Inc.*	1,227	104,148
Shoe Carnival, Inc.	703	16,410
Sleep Number Corp.*	2,398	82,587
Sonic Automotive, Inc., Class A	1,540	30,184
Sportsman’s Warehouse Holdings, Inc.*	2,209	10,714
Tailored Brands, Inc.	2,999	70,207
Tile Shop Holdings, Inc.	2,431	13,127
Tilly’s, Inc., Class A	801	10,453
Vitamin Shoppe, Inc.*	1,303	4,886
Winmark Corp.	132	16,724
Zumiez, Inc.*	1,125	22,162
		2,683,207
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp.*	6,672	63,384
Avid Technology, Inc.*	2,040	9,772
CPI Card Group, Inc.	249	635
Cray, Inc.*	2,448	53,366
Diebold Nixdorf, Inc.	4,615	72,455
Eastman Kodak Co.*	1,008	5,292
Electronics For Imaging, Inc.*	2,827	77,432
Immersion Corp.*	1,777	20,595
Intevac, Inc.*	1,206	7,296
Pure Storage, Inc., Class A*	5,925	128,395
Quantum Corp.*	1,736	6,354
Stratasys Ltd.*	3,051	55,604
Super Micro Computer, Inc.*	2,379	43,060
USA Technologies, Inc.*	2,959	24,116
		567,756
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	1,782	134,684
Crocs, Inc.*	4,249	52,008
Culp, Inc.	669	18,598
Deckers Outdoor Corp.*	1,931	182,634
Delta Apparel, Inc.*	418	7,545
Fossil Group, Inc.*	2,703	36,166
G-III Apparel Group Ltd.*	2,643	97,553
Iconix Brand Group, Inc.*	3,056	4,248
Movado Group, Inc.	927	28,737
Oxford Industries, Inc.	1,006	80,400
Perry Ellis International, Inc.*	782	20,856
Sequential Brands Group, Inc.*	2,426	4,803
Steven Madden Ltd.*	3,609	158,435
Superior Uniform Group, Inc.	513	12,876
Unifi, Inc.*	940	32,900
Vera Bradley, Inc.*	1,228	12,354
Wolverine World Wide, Inc.	5,762	168,711
		1,053,508
Thrifts & Mortgage Finance - 1.9%
BankFinancial Corp.	872	13,978
Bear State Financial, Inc.	1,266	12,989
Beneficial Bancorp, Inc.	4,227	63,405
BofI Holding, Inc.*	3,661	136,153
Capitol Federal Financial, Inc.	7,844	97,972
Charter Financial Corp.	751	14,907
Clifton Bancorp, Inc.	1,198	18,473
Dime Community Bancshares, Inc.	1,934	34,812
Entegra Financial Corp.*	409	11,493
ESSA Bancorp, Inc.	542	7,897
Essent Group Ltd.*	4,968	224,007
Federal Agricultural Mortgage Corp., Class C	538	40,920
First Defiance Financial Corp.	606	32,245
Flagstar Bancorp, Inc.*	1,301	45,873
Greene County Bancorp, Inc.	186	6,780
Hingham Institution for Savings	79	15,801
Home Bancorp, Inc.	358	14,857
HomeStreet, Inc.*	1,648	47,298
Impac Mortgage Holdings, Inc.*	592	5,269
Kearny Financial Corp.	4,863	63,219
LendingTree, Inc.*	389	135,566
Malvern Bancorp, Inc.*	392	9,349
Merchants Bancorp	443	9,082
Meridian Bancorp, Inc.	2,924	58,626
Meta Financial Group, Inc.	547	58,748
MGIC Investment Corp.*	22,612	311,819
Nationstar Mortgage Holdings, Inc.*	1,786	30,576
NMI Holdings, Inc., Class A*	3,480	69,078
Northfield Bancorp, Inc.	2,628	40,787
Northwest Bancshares, Inc.	5,780	94,850
OceanFirst Financial Corp.	2,441	63,173
Oconee Federal Financial Corp.	76	2,177
Ocwen Financial Corp.*	6,459	23,511
Oritani Financial Corp.	2,415	37,674
PCSB Financial Corp.*	1,105	21,205
PennyMac Financial Services, Inc., Class A*	971	22,624
PHH Corp.*	1,956	20,694
Provident Bancorp, Inc.*	268	6,218
Provident Financial Holdings, Inc.	342	6,231
Provident Financial Services, Inc.	3,766	93,698
Prudential Bancorp, Inc.	496	8,650
Radian Group, Inc.	13,233	271,541
Riverview Bancorp, Inc.	1,305	11,275
SI Financial Group, Inc.	686	9,878
Southern Missouri Bancorp, Inc.	414	14,001
Territorial Bancorp, Inc.	471	14,069
Timberland Bancorp, Inc.	380	10,849
TrustCo Bank Corp.	5,641	47,949
United Community Financial Corp.	2,991	27,637
United Financial Bancorp, Inc.	3,089	48,188
Walker & Dunlop, Inc.	1,694	81,871
Washington Federal, Inc.	5,325	184,778
Waterstone Financial, Inc.	1,559	26,815
Western New England Bancorp, Inc.	1,688	16,796
WSFS Financial Corp.	1,845	88,007
		2,886,338
Tobacco - 0.1%
Turning Point Brands, Inc.	308	6,437
Universal Corp.	1,510	74,216
Vector Group Ltd.	5,993	120,100
		200,753
Trading Companies & Distributors - 1.1%
Aircastle Ltd.	2,905	56,589
Applied Industrial Technologies, Inc.	2,339	164,666
Beacon Roofing Supply, Inc.*	4,077	215,714
BMC Stock Holdings, Inc.*	3,997	74,944
CAI International, Inc.*	944	19,069
DXP Enterprises, Inc.*	962	28,610

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
EnviroStar, Inc.	223	7,693
Foundation Building Materials, Inc.*	906	12,403
GATX Corp.	2,335	160,975
GMS, Inc.*	1,677	51,920
H&E Equipment Services, Inc.	1,924	72,516
Herc Holdings, Inc.*	1,479	96,446
Huttig Building Products, Inc.*	1,454	7,488
Kaman Corp.	1,687	103,278
Lawson Products, Inc.*	393	9,216
MRC Global, Inc.*	5,457	90,204
Nexeo Solutions, Inc.*	1,603	14,892
NOW, Inc.*	6,534	62,008
Rush Enterprises, Inc., Class A*	1,859	79,026
Rush Enterprises, Inc., Class B*	312	12,421
SiteOne Landscape Supply, Inc.*	2,073	142,705
Textainer Group Holdings Ltd.*	1,656	26,993
Titan Machinery, Inc.*	1,134	22,612
Triton International Ltd.*	2,872	81,909
Veritiv Corp.*	701	16,999
Willis Lease Finance Corp.*	210	5,733
		1,637,029
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	3,403	30,457

Water Utilities - 0.3%
American States Water Co.	2,217	117,767
AquaVenture Holdings Ltd.*	707	9,085
Artesian Resources Corp., Class A	479	15,850
Cadiz, Inc.*	1,307	18,102
California Water Service Group	2,933	111,307
Connecticut Water Service, Inc.	725	37,432
Consolidated Water Co. Ltd.	892	11,195
Evoqua Water Technologies Corp.*	1,970	45,113
Global Water Resources, Inc.	619	5,292
Middlesex Water Co.	970	34,377
Pure Cycle Corp.*	1,044	8,300
SJW Group	999	52,887
York Water Co. (The)	783	22,002
		488,709
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	2,322	61,463
Shenandoah Telecommunications Co.	2,836	93,021
Spok Holdings, Inc.	1,212	18,847
		173,331

TOTAL COMMON STOCKS (Cost $134,490,579)		125,510,750

RIGHTS - 0.0%(b)
Biotechnology - 0.0%(b)
Dyax Corp., CVR*(c)(d)	4,673	5,187
Tobira Therapeutics, Inc., CVR*(c)(d)	218	—
		5,187
Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR, at $4.70*(c)(d)
	363	—

TOTAL RIGHTS (Cost $—)		5,187

	Principal Amount ($)
SHORT-TERM INVESTMENTS(a) - 9.2%

REPURCHASE AGREEMENTS(e) - 9.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $13,842,992 (Cost $13,842,480)	13,842,480	13,842,480

Total Investments - 92.4% (Cost $148,333,059)		139,358,417
Other Assets Less Liabilities - 7.6%		11,502,280
Net Assets - 100.0%		150,860,697

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $57,455,390.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of February 28, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2018 amounted to $5,187, which represents approximately 0.00% of net assets of the Fund.

(d)	Illiquid security.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights — No defined expiration

See accompanying notes to schedules of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,252,064
Aggregate gross unrealized depreciation	(16,567,479)
Net unrealized appreciation	$684,585
Federal income tax cost	$148,507,857

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	29	3/16/2018	USD	$2,191,965	$32,465

Cash collateral in the amount of $111,650 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
54,346,853	52,990,590	11/6/2019	Bank of America NA	1.68%	Russell 2000® Index	(1,374,927)
18,004,145	21,851,419	11/6/2018	Citibank NA	1.63%	Russell 2000® Index	3,913,765
26,109,024	26,386,417	11/6/2019	Credit Suisse International	1.88%	Russell 2000® Index	257,455
70,320,000	69,952,352	11/6/2019	Deutsche Bank AG	1.28%	Russell 2000® Index	(373,355)
454,894	461,964	11/6/2019	Goldman Sachs International	1.28%	iShares® Russell 2000 ETF	5,345
13,954,872	14,153,113	11/6/2019	Goldman Sachs International	1.63%	Russell 2000® Index	188,489
1,321,935	1,705,841	11/6/2018	Morgan Stanley & Co. International plc	1.48%	iShares® Russell 2000 ETF	372,428
70,370,013	72,033,080	11/6/2019	Morgan Stanley & Co. International plc	1.68%	Russell 2000® Index	1,660,285
6,431,690	4,801,971	11/6/2019	Societe Generale	1.88%	Russell 2000® Index	(1,699,318)
54,024,615	60,513,591	11/6/2018	UBS AG	1.58%	Russell 2000® Index	6,851,393
315,338,041	324,850,338					9,801,560
					Total Appreciation	13,249,160
					Total Depreciation	(3,447,600)

(1) Agreements may be terminated at will by either party without penalty.

(2)    Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 84.9%

Aerospace & Defense - 2.5%
Arconic, Inc.	22,225	542,068
Boeing Co. (The)	29,378	10,641,005
General Dynamics Corp.	14,572	3,241,541
Harris Corp.	6,252	976,250
Huntington Ingalls Industries, Inc.	2,383	624,370
L3 Technologies, Inc.	4,100	850,955
Lockheed Martin Corp.	13,093	4,614,497
Northrop Grumman Corp.	9,136	3,197,965
Raytheon Co.	15,165	3,298,539
Rockwell Collins, Inc.	8,541	1,176,267
Textron, Inc.	13,819	827,067
TransDigm Group, Inc.	2,535	730,866
United Technologies Corp.	38,972	5,251,087
		35,972,477
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	7,315	682,929
Expeditors International of Washington, Inc.	9,328	605,947
FedEx Corp.	12,942	3,189,038
United Parcel Service, Inc., Class B	36,054	3,764,398
		8,242,312
Airlines - 0.4%
Alaska Air Group, Inc.	6,455	416,348
American Airlines Group, Inc.	22,350	1,212,488
Delta Air Lines, Inc.	34,417	1,855,076
Southwest Airlines Co.	28,647	1,656,942
United Continental Holdings, Inc.*	13,213	895,709
		6,036,563
Auto Components - 0.1%
Aptiv plc	13,953	1,274,328
BorgWarner, Inc.	10,398	510,334
Goodyear Tire & Rubber Co. (The)	12,929	374,165
		2,158,827
Automobiles - 0.4%
Ford Motor Co.	204,716	2,172,037
General Motors Co.	67,075	2,639,401
Harley-Davidson, Inc.	8,829	400,660
		5,212,098
Banks - 5.8%
Bank of America Corp.	509,002	16,338,964
BB&T Corp.	41,394	2,249,764
Citigroup, Inc.	138,736	10,473,181
Citizens Financial Group, Inc.	25,813	1,122,607
Comerica, Inc.	9,127	887,327
Fifth Third Bancorp	37,023	1,223,610
Huntington Bancshares, Inc.	56,719	890,488
JPMorgan Chase & Co.	182,061	21,028,045
KeyCorp	56,430	1,192,366
M&T Bank Corp.	7,897	1,499,166
People’s United Financial, Inc.	18,169	347,755
PNC Financial Services Group, Inc. (The)	24,963	3,935,667
Regions Financial Corp.	60,867	1,181,428
SunTrust Banks, Inc.	24,976	1,744,324
US Bancorp	82,722	4,496,768
Wells Fargo & Co.	232,544	13,582,895
Zions Bancorp	10,483	576,251
		82,770,606
Beverages - 1.6%
Brown-Forman Corp., Class B	10,274	717,022
Coca-Cola Co. (The)	201,204	8,696,037
Constellation Brands, Inc., Class A	9,039	1,947,724
Dr Pepper Snapple Group, Inc.	9,475	1,101,469
Molson Coors Brewing Co., Class B	9,692	739,015
Monster Beverage Corp.*	21,602	1,368,919
PepsiCo, Inc.	74,621	8,188,162
		22,758,348
Biotechnology - 2.4%
AbbVie, Inc.	83,644	9,688,484
Alexion Pharmaceuticals, Inc.*	11,726	1,377,219
Amgen, Inc.	38,093	7,000,351
Biogen, Inc.*	11,092	3,205,477
Celgene Corp.*	41,313	3,599,189
Gilead Sciences, Inc.	68,544	5,396,469
Incyte Corp.*	9,189	782,535
Regeneron Pharmaceuticals, Inc.*	4,041	1,294,898
Vertex Pharmaceuticals, Inc.*	13,274	2,203,882
		34,548,504
Building Products - 0.3%
Allegion plc	4,986	419,372
AO Smith Corp.	7,651	491,118
Fortune Brands Home & Security, Inc.	8,081	490,193
Johnson Controls International plc	48,563	1,790,518
Masco Corp.	16,507	678,768
		3,869,969
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	2,917	552,363
Ameriprise Financial, Inc.	7,763	1,214,444
Bank of New York Mellon Corp. (The)	53,729	3,064,165
BlackRock, Inc.	6,477	3,558,658
Cboe Global Markets, Inc.	5,952	666,684
Charles Schwab Corp. (The)	62,608	3,319,476
CME Group, Inc.	17,856	2,966,953
E*TRADE Financial Corp.*	14,203	741,823
Franklin Resources, Inc.	17,149	663,152
Goldman Sachs Group, Inc. (The)	18,410	4,840,541
Intercontinental Exchange, Inc.	30,696	2,243,264
Invesco Ltd.	21,359	695,022
Moody’s Corp.	8,722	1,455,527
Morgan Stanley	73,048	4,092,149
Nasdaq, Inc.	6,103	492,817
Northern Trust Corp.	11,268	1,192,943
Raymond James Financial, Inc.	6,745	625,329
S&P Global, Inc.	13,380	2,566,284
State Street Corp.	19,455	2,065,148
T. Rowe Price Group, Inc.	12,715	1,422,808
		38,439,550
Chemicals - 1.8%
Air Products & Chemicals, Inc.	11,435	1,838,634
Albemarle Corp.	5,797	582,193
CF Industries Holdings, Inc.	12,242	504,860
DowDuPont, Inc.	122,783	8,631,645
Eastman Chemical Co.	7,540	762,143
Ecolab, Inc.	13,642	1,779,599
FMC Corp.	7,044	552,813
International Flavors & Fragrances, Inc.	4,144	585,340
LyondellBasell Industries NV, Class A	16,973	1,836,818
Monsanto Co.	23,051	2,843,802
Mosaic Co. (The)	18,346	482,867
PPG Industries, Inc.	13,353	1,501,411
Praxair, Inc.	15,020	2,249,245
Sherwin-Williams Co. (The)	4,319	1,734,424
		25,885,794
Commercial Services & Supplies - 0.3%
Cintas Corp.	4,520	771,383
Republic Services, Inc.	11,923	800,987

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Stericycle, Inc.*	4,482	280,887
Waste Management, Inc.	20,963	1,809,526
		3,662,783
Communications Equipment - 0.9%
Cisco Systems, Inc.	259,401	11,615,977
F5 Networks, Inc.*	3,286	488,037
Juniper Networks, Inc.	19,673	504,809
Motorola Solutions, Inc.	8,500	902,275
		13,511,098
Construction & Engineering - 0.1%
Fluor Corp.	7,340	417,646
Jacobs Engineering Group, Inc.	6,299	384,617
Quanta Services, Inc.*	8,121	279,687
		1,081,950
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,299	672,765
Vulcan Materials Co.	6,938	816,811
		1,489,576
Consumer Finance - 0.6%
American Express Co.	37,800	3,685,878
Capital One Financial Corp.	25,439	2,491,241
Discover Financial Services	19,069	1,503,210
Navient Corp.	13,798	178,822
Synchrony Financial	38,603	1,404,763
		9,263,914
Containers & Packaging - 0.3%
Avery Dennison Corp.	4,639	548,098
Ball Corp.	18,369	733,842
International Paper Co.	21,668	1,291,196
Packaging Corp. of America	4,950	590,040
Sealed Air Corp.	9,466	401,074
WestRock Co.	13,359	878,488
		4,442,738
Distributors - 0.1%
Genuine Parts Co.	7,695	706,709
LKQ Corp.*	16,213	640,089
		1,346,798
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	10,970	277,870

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	100,980	20,923,056
Leucadia National Corp.	16,453	394,707
		21,317,763
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	322,174	11,694,916
CenturyLink, Inc.	51,044	901,947
Verizon Communications, Inc.	214,048	10,218,652
		22,815,515
Electric Utilities - 1.4%
Alliant Energy Corp.	12,131	468,863
American Electric Power Co., Inc.	25,804	1,692,226
Duke Energy Corp.	36,726	2,766,937
Edison International	17,095	1,035,786
Entergy Corp.	9,460	717,257
Eversource Energy	16,630	947,910
Exelon Corp.	50,378	1,866,001
FirstEnergy Corp.	23,425	757,330
NextEra Energy, Inc.	24,683	3,755,519
PG&E Corp.	26,909	1,105,691
Pinnacle West Capital Corp.	5,864	451,294
PPL Corp.	35,848	1,027,045
Southern Co. (The)	52,666	2,267,798
Xcel Energy, Inc.	26,640	1,152,979
		20,012,636
Electrical Equipment - 0.5%
Acuity Brands, Inc.	2,212	315,387
AMETEK, Inc.	12,126	918,423
Eaton Corp. plc	23,117	1,865,542
Emerson Electric Co.	33,675	2,392,946
Rockwell Automation, Inc.	6,744	1,219,315
		6,711,613
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	16,017	1,463,794
Corning, Inc.	45,601	1,326,077
FLIR Systems, Inc.	7,274	357,153
TE Connectivity Ltd.	18,449	1,901,908
		5,048,932
Energy Equipment & Services - 0.6%
Baker Hughes a GE Co.	22,468	593,155
Halliburton Co.	45,784	2,125,293
Helmerich & Payne, Inc.	5,701	367,999
National Oilwell Varco, Inc.	19,942	699,765
Schlumberger Ltd.	72,689	4,771,306
TechnipFMC plc	23,008	663,091
		9,220,609
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	5,310	644,156
American Tower Corp.	22,506	3,135,761
Apartment Investment & Management Co., Class A	8,238	318,481
AvalonBay Communities, Inc.	7,246	1,130,521
Boston Properties, Inc.	8,098	962,609
Crown Castle International Corp.	21,319	2,346,369
Digital Realty Trust, Inc.	10,780	1,084,899
Duke Realty Corp.	18,687	462,877
Equinix, Inc.	4,105	1,609,571
Equity Residential	19,279	1,084,058
Essex Property Trust, Inc.	3,467	776,019
Extra Space Storage, Inc.	6,605	561,755
Federal Realty Investment Trust	3,807	433,770
GGP, Inc.	32,761	693,550
HCP, Inc.	24,611	532,582
Host Hotels & Resorts, Inc.	38,828	720,648
Iron Mountain, Inc.	14,770	464,664
Kimco Realty Corp.	22,338	334,176
Macerich Co. (The)	5,689	335,310
Mid-America Apartment Communities, Inc.	5,961	511,573
Prologis, Inc.	27,918	1,694,064
Public Storage	7,855	1,527,326
Realty Income Corp.	14,788	727,274
Regency Centers Corp.	7,766	451,282
SBA Communications Corp.*	6,169	970,199
Simon Property Group, Inc.	16,311	2,503,902
SL Green Realty Corp.	5,177	501,755
UDR, Inc.	14,040	472,025
Ventas, Inc.	18,687	902,956
Vornado Realty Trust	9,047	601,354
Welltower, Inc.	19,436	1,020,390
Weyerhaeuser Co.	39,610	1,387,538
		30,903,414
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	22,927	4,376,764
CVS Health Corp.	53,156	3,600,256
Kroger Co. (The)	46,678	1,265,907
Sysco Corp.	25,152	1,500,317
Walgreens Boots Alliance, Inc.	45,557	3,138,422
Walmart, Inc.	76,807	6,913,398
		20,795,064
Food Products - 1.0%
Archer-Daniels-Midland Co.	29,346	1,218,446
Campbell Soup Co.	10,092	434,461
Conagra Brands, Inc.	21,434	774,410

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
General Mills, Inc.	29,823	1,507,553
Hershey Co. (The)	7,402	727,320
Hormel Foods Corp.	14,127	458,562
JM Smucker Co. (The)	5,959	752,622
Kellogg Co.	13,053	864,109
Kraft Heinz Co. (The)	31,328	2,100,542
McCormick & Co., Inc. (Non-Voting)	6,281	670,685
Mondelez International, Inc., Class A	78,411	3,442,243
Tyson Foods, Inc., Class A	15,618	1,161,667
		14,112,620
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	91,334	5,510,180
Align Technology, Inc.*	3,788	994,426
Baxter International, Inc.	26,299	1,782,809
Becton Dickinson and Co.	13,905	3,087,188
Boston Scientific Corp.*	72,054	1,964,192
Cooper Cos., Inc. (The)	2,567	591,745
Danaher Corp.	32,116	3,140,303
DENTSPLY SIRONA, Inc.	12,054	675,747
Edwards Lifesciences Corp.*	11,103	1,484,138
Hologic, Inc.*	14,468	561,792
IDEXX Laboratories, Inc.*	4,574	856,390
Intuitive Surgical, Inc.*	5,880	2,507,526
Medtronic plc	71,022	5,673,948
ResMed, Inc.	7,449	709,666
Stryker Corp.	16,885	2,738,072
Varian Medical Systems, Inc.*	4,809	573,906
Zimmer Biomet Holdings, Inc.	10,624	1,235,040
		34,087,068
Health Care Providers & Services - 2.4%
Aetna, Inc.	17,111	3,029,674
AmerisourceBergen Corp.	8,471	806,100
Anthem, Inc.	13,471	3,170,804
Cardinal Health, Inc.	16,509	1,142,588
Centene Corp.*	9,048	917,648
Cigna Corp.	12,933	2,533,445
DaVita, Inc.*	7,946	572,271
Envision Healthcare Corp.*	6,348	244,398
Express Scripts Holding Co.*	29,720	2,242,374
HCA Healthcare, Inc.	14,860	1,474,855
Henry Schein, Inc.*	8,234	545,008
Humana, Inc.	7,497	2,037,835
Laboratory Corp. of America Holdings*	5,343	922,736
McKesson Corp.	10,938	1,632,278
Patterson Cos., Inc.	4,323	136,520
Quest Diagnostics, Inc.	7,152	737,014
UnitedHealth Group, Inc.	50,847	11,499,558
Universal Health Services, Inc., Class B	4,597	524,977
		34,170,083
Health Care Technology - 0.1%
Cerner Corp.*	16,569	1,063,067

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	21,399	1,431,807
Chipotle Mexican Grill, Inc.*	1,300	413,933
Darden Restaurants, Inc.	6,489	598,221
Hilton Worldwide Holdings, Inc.	10,610	857,182
Marriott International, Inc., Class A	16,068	2,268,962
McDonald’s Corp.	41,831	6,598,422
MGM Resorts International	26,735	915,139
Norwegian Cruise Line Holdings Ltd.*	10,802	614,634
Royal Caribbean Cruises Ltd.	8,990	1,138,134
Starbucks Corp.	74,657	4,262,915
Wyndham Worldwide Corp.	5,318	615,718
Wynn Resorts Ltd.	4,205	704,337
Yum Brands, Inc.	17,683	1,439,043
		21,858,447
Household Durables - 0.3%
DR Horton, Inc.	17,905	750,219
Garmin Ltd.	5,823	344,955
Leggett & Platt, Inc.	6,919	300,700
Lennar Corp., Class A	14,257	806,661
Mohawk Industries, Inc.*	3,317	795,682
Newell Brands, Inc.	25,718	660,695
PulteGroup, Inc.	14,190	398,313
Whirlpool Corp.	3,771	612,524
		4,669,749
Household Products - 1.2%
Church & Dwight Co., Inc.	13,111	644,930
Clorox Co. (The)	6,769	873,742
Colgate-Palmolive Co.	46,077	3,177,931
Kimberly-Clark Corp.	18,455	2,047,029
Procter & Gamble Co. (The)	133,700	10,498,124
		17,241,756
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	34,654	376,689
NRG Energy, Inc.	15,787	408,252
		784,941
Industrial Conglomerates - 1.5%
3M Co.	31,313	7,374,525
General Electric Co.	455,040	6,420,614
Honeywell International, Inc.	39,976	6,040,773
Roper Technologies, Inc.	5,374	1,478,334
		21,314,246
Insurance - 2.2%
Aflac, Inc.	20,630	1,833,594
Allstate Corp. (The)	18,828	1,737,071
American International Group, Inc.	47,172	2,704,843
Aon plc	13,110	1,839,595
Arthur J Gallagher & Co.	9,490	655,854
Assurant, Inc.	2,826	241,538
Brighthouse Financial, Inc.*	5,031	273,032
Chubb Ltd.	24,360	3,457,171
Cincinnati Financial Corp.	7,835	584,413
Everest Re Group Ltd.	2,153	517,237
Hartford Financial Services Group, Inc. (The)	18,719	989,299
Lincoln National Corp.	11,483	874,660
Loews Corp.	14,478	714,200
Marsh & McLennan Cos., Inc.	26,782	2,223,442
MetLife, Inc.	55,216	2,550,427
Principal Financial Group, Inc.	14,093	878,417
Progressive Corp. (The)	30,520	1,757,342
Prudential Financial, Inc.	22,247	2,365,301
Torchmark Corp.	5,633	480,889
Travelers Cos., Inc. (The)	14,360	1,996,040
Unum Group	11,772	599,901
Willis Towers Watson plc	6,931	1,094,405
XL Group Ltd.	13,437	568,519
		30,937,190
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	20,982	31,734,226
Booking Holdings, Inc.*	2,560	5,207,142
Expedia, Inc.	6,449	678,241
Netflix, Inc.*	22,704	6,615,492
TripAdvisor, Inc.*	5,691	228,095
		44,463,196
Internet Software & Services - 4.2%
Akamai Technologies, Inc.*	8,875	598,707
Alphabet, Inc., Class A*	15,641	17,266,413
Alphabet, Inc., Class C*	15,840	17,498,923

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
eBay, Inc.*	50,973	2,184,703
Facebook, Inc., Class A*	125,131	22,313,360
VeriSign, Inc.*	4,448	516,057
		60,378,163
IT Services - 3.6%
Accenture plc, Class A	32,428	5,221,232
Alliance Data Systems Corp.	2,521	607,460
Automatic Data Processing, Inc.	23,268	2,683,266
Cognizant Technology Solutions Corp., Class A	30,937	2,537,453
CSRA, Inc.	8,594	348,315
DXC Technology Co.	14,970	1,535,024
Fidelity National Information Services, Inc.	17,519	1,702,496
Fiserv, Inc.*	10,934	1,567,826
Gartner, Inc.*	4,754	539,151
Global Payments, Inc.	8,351	946,920
International Business Machines Corp.	45,176	7,039,776
Mastercard, Inc., Class A	48,732	8,565,136
Paychex, Inc.	16,782	1,093,012
PayPal Holdings, Inc.*	59,283	4,707,663
Total System Services, Inc.	8,779	772,113
Visa, Inc., Class A	95,152	11,697,987
Western Union Co. (The)	24,096	477,583
		52,042,413
Leisure Products - 0.1%
Hasbro, Inc.	5,946	568,259
Mattel, Inc.	18,037	286,789
		855,048
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	16,884	1,158,074
Illumina, Inc.*	7,661	1,746,861
IQVIA Holdings, Inc.*	7,638	751,045
Mettler-Toledo International, Inc.*	1,341	826,351
PerkinElmer, Inc.	5,781	441,321
Thermo Fisher Scientific, Inc.	21,041	4,388,732
Waters Corp.*	4,175	854,372
		10,166,756
Machinery - 1.4%
Caterpillar, Inc.	31,216	4,826,930
Cummins, Inc.	8,187	1,376,808
Deere & Co.	16,785	2,700,203
Dover Corp.	8,175	818,317
Flowserve Corp.	6,854	290,267
Fortive Corp.	16,046	1,232,333
Illinois Tool Works, Inc.	16,181	2,612,261
Ingersoll-Rand plc	13,108	1,163,990
PACCAR, Inc.	18,449	1,320,764
Parker-Hannifin Corp.	6,990	1,247,505
Pentair plc	8,664	595,130
Snap-on, Inc.	2,994	476,705
Stanley Black & Decker, Inc.	8,045	1,280,684
Xylem, Inc.	9,423	702,767
		20,644,664
Media - 2.2%
CBS Corp. (Non-Voting), Class B	19,024	1,007,701
Charter Communications, Inc., Class A*	10,178	3,480,164
Comcast Corp., Class A	244,744	8,862,180
Discovery Communications, Inc., Class A*	8,081	196,530
Discovery Communications, Inc., Class C*	10,666	245,105
DISH Network Corp., Class A*	11,958	498,529
Interpublic Group of Cos., Inc. (The)	20,391	477,149
News Corp., Class A	20,099	324,197
News Corp., Class B	6,390	104,796
Omnicom Group, Inc.	12,094	921,926
Scripps Networks Interactive, Inc., Class A	5,043	453,164
Time Warner, Inc.	40,856	3,797,974
Twenty-First Century Fox, Inc., Class A	55,305	2,036,330
Twenty-First Century Fox, Inc., Class B	23,043	839,226
Viacom, Inc., Class B	18,515	617,290
Walt Disney Co. (The)	79,246	8,175,017
		32,037,278
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.*	70,643	1,313,960
Newmont Mining Corp.	27,989	1,069,180
Nucor Corp.	16,683	1,091,068
		3,474,208
Multiline Retail - 0.4%
Dollar General Corp.	13,668	1,292,856
Dollar Tree, Inc.*	12,439	1,276,743
Kohl’s Corp.	8,845	584,566
Macy’s, Inc.	15,983	470,060
Nordstrom, Inc.	6,118	313,915
Target Corp.	28,520	2,150,693
		6,088,833
Multi-Utilities - 0.8%
Ameren Corp.	12,734	691,456
CenterPoint Energy, Inc.	22,615	611,736
CMS Energy Corp.	14,799	628,218
Consolidated Edison, Inc.	16,271	1,218,535
Dominion Energy, Inc.	33,767	2,501,122
DTE Energy Co.	9,411	948,441
NiSource, Inc.	17,672	408,753
Public Service Enterprise Group, Inc.	26,554	1,286,010
SCANA Corp.	7,483	296,851
Sempra Energy	13,174	1,435,702
WEC Energy Group, Inc.	16,556	992,035
		11,018,859
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp.	28,707	1,637,447
Andeavor	7,528	674,659
Apache Corp.	19,986	682,522
Cabot Oil & Gas Corp.	24,264	586,218
Chesapeake Energy Corp.*	47,682	134,463
Chevron Corp.	99,663	11,154,283
Cimarex Energy Co.	4,999	480,354
Concho Resources, Inc.*	7,801	1,176,391
ConocoPhillips	62,732	3,406,975
Devon Energy Corp.	27,574	845,695
EOG Resources, Inc.	30,342	3,077,286
EQT Corp.	12,846	646,282
Exxon Mobil Corp.	222,335	16,839,653
Hess Corp.	14,170	643,601
Kinder Morgan, Inc.	100,778	1,632,604
Marathon Oil Corp.	44,585	647,374
Marathon Petroleum Corp.	25,625	1,641,538
Newfield Exploration Co.*	10,452	243,845
Noble Energy, Inc.	25,534	761,679
Occidental Petroleum Corp.	40,156	2,634,234
ONEOK, Inc.	21,537	1,213,179
Phillips 66	22,550	2,037,843
Pioneer Natural Resources Co.	8,929	1,519,984
Range Resources Corp.	11,848	157,460
Valero Energy Corp.	22,960	2,076,043
Williams Cos., Inc. (The)	43,382	1,204,284
		57,755,896

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Personal Products - 0.1%
Coty, Inc., Class A	24,772	478,595
Estee Lauder Cos., Inc. (The), Class A	11,746	1,626,116
		2,104,711
Pharmaceuticals - 3.7%
Allergan plc	17,452	2,691,448
Bristol-Myers Squibb Co.	85,881	5,685,322
Eli Lilly & Co.	50,837	3,915,466
Johnson & Johnson	140,964	18,308,404
Merck & Co., Inc.	143,518	7,781,546
Mylan NV*	28,142	1,134,685
Perrigo Co. plc	6,872	559,793
Pfizer, Inc.	312,767	11,356,570
Zoetis, Inc.	25,570	2,067,590
		53,500,824
Professional Services - 0.2%
Equifax, Inc.	6,299	711,787
IHS Markit Ltd.*	19,063	896,914
Nielsen Holdings plc	17,565	573,146
Robert Half International, Inc.	6,579	375,464
Verisk Analytics, Inc.*	8,154	833,257
		3,390,568
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	15,848	740,894

Road & Rail - 0.8%
CSX Corp.	46,895	2,519,200
JB Hunt Transport Services, Inc.	4,493	532,735
Kansas City Southern	5,431	559,610
Norfolk Southern Corp.	15,012	2,087,869
Union Pacific Corp.	41,304	5,379,846
		11,079,260
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc.*	43,034	521,142
Analog Devices, Inc.	19,343	1,743,771
Applied Materials, Inc.	55,959	3,222,679
Broadcom Ltd.	21,331	5,257,238
Intel Corp.	245,565	12,103,899
KLA-Tencor Corp.	8,222	931,635
Lam Research Corp.	8,497	1,630,234
Microchip Technology, Inc.	12,271	1,091,260
Micron Technology, Inc.*	60,514	2,953,688
NVIDIA Corp.	31,796	7,694,632
Qorvo, Inc.*	6,679	539,062
QUALCOMM, Inc.	77,351	5,027,815
Skyworks Solutions, Inc.	9,643	1,053,498
Texas Instruments, Inc.	51,712	5,602,995
Xilinx, Inc.	13,167	938,149
		50,311,697
Software - 4.8%
Activision Blizzard, Inc.	39,670	2,901,067
Adobe Systems, Inc.*	25,866	5,409,357
ANSYS, Inc.*	4,453	712,213
Autodesk, Inc.*	11,501	1,351,023
CA, Inc.	16,473	578,202
Cadence Design Systems, Inc.*	14,817	574,455
Citrix Systems, Inc.*	7,512	691,104
Electronic Arts, Inc.*	16,158	1,998,745
Intuit, Inc.	12,747	2,126,964
Microsoft Corp.	404,798	37,957,908
Oracle Corp.	159,865	8,100,360
Red Hat, Inc.*	9,286	1,368,756
salesforce.com, Inc.*	36,005	4,185,581
Symantec Corp.	32,531	855,240
Synopsys, Inc.*	7,881	667,284
		69,478,259
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	3,876	442,833
AutoZone, Inc.*	1,444	959,856
Best Buy Co., Inc.	13,344	966,639
CarMax, Inc.*	9,566	592,327
Foot Locker, Inc.	6,507	298,736
Gap, Inc. (The)	11,423	360,738
Home Depot, Inc. (The)	61,274	11,168,412
L Brands, Inc.	12,956	639,119
Lowe’s Cos., Inc.	43,701	3,915,173
O’Reilly Automotive, Inc.*	4,463	1,089,820
Ross Stores, Inc.	20,234	1,580,073
Signet Jewelers Ltd.	3,170	159,388
Tiffany & Co.	5,359	541,473
TJX Cos., Inc. (The)	33,386	2,760,355
Tractor Supply Co.	6,591	427,954
Ulta Beauty, Inc.*	3,061	622,454
		26,525,350
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	269,405	47,986,419
Hewlett Packard Enterprise Co.	83,689	1,555,778
HP, Inc.	87,638	2,049,853
NetApp, Inc.	14,151	856,843
Seagate Technology plc	15,178	810,505
Western Digital Corp.	15,517	1,350,600
Xerox Corp.	11,204	339,705
		54,949,703
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	19,128	371,083
Michael Kors Holdings Ltd.*	7,979	502,118
NIKE, Inc., Class B	68,947	4,621,517
PVH Corp.	4,060	585,777
Ralph Lauren Corp.	2,906	307,571
Tapestry, Inc.	14,924	759,781
Under Armour, Inc., Class A*	9,713	161,042
Under Armour, Inc., Class C*	9,677	145,639
VF Corp.	17,212	1,283,499
		8,738,027
Tobacco - 1.0%
Altria Group, Inc.	100,123	6,302,743
Philip Morris International, Inc.	81,493	8,438,600
		14,741,343
Trading Companies & Distributors - 0.2%
Fastenal Co.	15,081	825,232
United Rentals, Inc.*	4,434	776,349
WW Grainger, Inc.	2,721	711,678
		2,313,259
Water Utilities - 0.1%
American Water Works Co., Inc.	9,357	742,572
TOTAL COMMON STOCKS (Cost $1,220,394,597)		1,215,578,269

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS(a) - 6.2%

REPURCHASE AGREEMENTS(c) - 6.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $89,204,465 (Cost $89,201,167)	89,201,167	89,201,167

Total Investments - 91.1% (Cost $1,309,595,764)		1,304,779,436
Other Assets Less Liabilities - 8.9%		127,727,543
Net Assets - 100.0%		1,432,506,979

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $92,618,983.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,321,811
Aggregate gross unrealized depreciation	(57,991,918)
Net unrealized appreciation	$69,329,893
Federal income tax cost	$1,313,983,674

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	459	3/16/2018	USD	$62,274,825	$1,209,098

Cash collateral in the amount of $2,928,420 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
13,810,158	14,567,197	11/6/2019	Bank of America NA	1.88%	SPDR® S&P 500® ETF Trust	681,176
251,173,908	255,886,751	11/6/2019	Bank of America NA	1.98%	S&P 500®	4,842,059
402,460,000	407,679,939	11/6/2019	BNP Paribas SA	2.13%	S&P 500®	5,218,272
451,446,385	481,120,114	12/10/2019	Citibank NA	1.98%	S&P 500®	29,366,468
330,146,952	350,248,197	11/6/2019	Credit Suisse International	2.18%	S&P 500®	20,439,722
52,057,367	43,823,283	11/6/2019	Deutsche Bank AG	1.83%	S&P 500®	(8,097,789)
10,359,108	10,926,968	11/6/2019	Goldman Sachs International	1.78%	SPDR® S&P 500® ETF Trust	512,464
160,282,597	162,358,058	11/6/2019	Goldman Sachs International	2.03%	S&P 500®	2,181,779
5,637,276	5,955,496	11/6/2019	Morgan Stanley & Co. International plc	1.98%	SPDR® S&P 500® ETF Trust	285,862
208,295,057	212,472,886	11/6/2019	Morgan Stanley & Co. International plc	2.08%	S&P 500®	4,298,220
701,198,429	712,131,940	11/6/2019	Societe Generale	2.23%	S&P 500®	10,980,703
356,088,711	362,512,119	11/6/2019	UBS AG	2.08%	S&P 500®	6,616,097
2,942,955,948	3,019,682,948					77,325,033
					Total Appreciation	85,422,822
					Total Depreciation	(8,097,789)

(1)    Agreements may be terminated at will by either party without penalty.

(2)    Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 84.5%

REPURCHASE AGREEMENTS(a) - 84.5%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $85,103,023 (Cost $85,099,876)	85,099,876	85,099,876

Total Investments - 84.5% (Cost $85,099,876)		85,099,876
Other Assets Less Liabilities - 15.5%		15,664,415
Net Assets - 100.0%		100,764,291

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,982,133
Aggregate gross unrealized depreciation	(1,760,241)
Net unrealized appreciation	$10,221,892
Federal income tax cost	$85,099,876

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	3	6/20/2018	USD	$430,313	$(725)

Cash collateral in the amount of $8,250 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(36,333,550)	(34,432,453)	12/6/2018	Bank of America NA	(1.29)%	ICE U.S. Treasury 20+ Year Bond Index	2,032,803
(130,269,447)	(127,069,067)	1/7/2019	Citibank NA	(1.23)%	ICE U.S. Treasury 20+ Year Bond Index	3,509,981
(24,341,627)	(23,269,807)	11/6/2020	Goldman Sachs International	(1.23)%	ICE U.S. Treasury 20+ Year Bond Index	1,109,484
(95,812,326)	(90,799,095)	12/6/2018	Morgan Stanley & Co. International plc	(1.28)%	ICE U.S. Treasury 20+ Year Bond Index	5,329,865
(24,371,953)	(26,396,998)	3/6/2018	Societe Generale	(1.26)%	ICE U.S. Treasury 20+ Year Bond Index	(1,759,516)
(311,128,903)	(301,967,420)					10,222,617
					Total Appreciation	11,982,133
					Total Depreciation	(1,759,516)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                 U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 160.1%

REPURCHASE AGREEMENTS(b) - 47.8%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $77,233,509 (Cost $77,230,654)	77,230,654	77,230,654

U.S. TREASURY OBLIGATIONS - 112.3%
U.S. Treasury Bills
1.06%, 3/1/2018(c)	6,000,000	6,000,000
1.19%, 3/8/2018(c)	7,000,000	6,998,418
1.24%, 3/15/2018(c)	12,000,000	11,993,980
1.29%, 3/22/2018(c)	13,000,000	12,989,820
0.71%, 3/29/2018(c)	17,000,000	16,980,481
1.25%, 4/5/2018(c)	7,000,000	6,990,064
1.38%, 4/12/2018(c)	13,000,000	12,977,212
1.38%, 4/19/2018(c)	11,000,000	10,977,130
1.29%, 4/26/2018(c)	9,000,000	8,978,685
1.32%, 5/3/2018(c)	7,000,000	6,981,349
1.54%, 5/10/2018(c)	8,000,000	7,975,811
1.49%, 5/17/2018(c)	8,000,000	7,973,114
0.64%, 5/24/2018(c)	11,000,000	10,958,901
1.43%, 5/31/2018(c)	3,000,000	2,987,696
1.44%, 6/7/2018(c)	3,000,000	2,986,882
1.46%, 6/14/2018(c)	3,000,000	2,985,738
1.49%, 6/21/2018(c)	5,000,000	4,974,489
1.50%, 6/28/2018(c)	3,000,000	2,983,588
1.56%, 7/5/2018(c)	3,000,000	2,982,176
1.56%, 7/12/2018(c)	3,000,000	2,981,048
1.60%, 7/19/2018(c)	5,000,000	4,966,118
1.60%, 7/26/2018(c)	4,000,000	3,971,457
1.63%, 8/2/2018(c)	3,000,000	2,977,606
1.75%, 8/9/2018(c)	4,000,000	3,968,426
1.77%, 8/16/2018(c)	6,000,000	5,949,985
1.82%, 8/23/2018(c)	4,000,000	3,965,292
1.82%, 8/30/2018(c)	4,000,000	3,963,347
TOTAL U.S. TREASURY OBLIGATIONS (Cost $181,457,739)		181,418,813
TOTAL SHORT-TERM INVESTMENTS (Cost $258,688,393)		258,649,467

Total Investments - 160.1% (Cost $258,688,393)		258,649,467
Liabilities Less Other Assets - (60.1%)		(97,098,534)
Net Assets - 100.0%		161,550,933

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $89,896,247.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of February 28, 2018.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$504,185
Aggregate gross unrealized depreciation	(49,570,300)
Net unrealized depreciation	$(49,066,115)
Federal income tax cost	$258,688,393

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	196	3/16/2018	USD	$24,526,460	$503,733

Cash collateral in the amount of $1,142,680 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(63,373,699)	(70,576,417)	11/6/2018	Bank of America NA	(1.83)%	Dow Jones Industrial AverageSM	(7,875,282)
(110,434,530)	(122,626,152)	11/6/2018	Citibank NA	(1.80)%	Dow Jones Industrial AverageSM	(13,196,819)
(3,664,675)	(4,106,598)	11/6/2019	Credit Suisse International	(1.88)%	Dow Jones Industrial AverageSM	(470,028)
(3,699,999)	(4,147,844)	11/6/2019	Deutsche Bank AG	(1.68)%	Dow Jones Industrial AverageSM	(448,552)
(6,090,400)	(6,529,997)	11/6/2019	Goldman Sachs International	(1.53)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(411,637)
(1,422,374)	(1,466,766)	11/6/2019	Goldman Sachs International	(1.68)%	Dow Jones Industrial AverageSM	(52,305)
(125,863,543)	(150,529,901)	11/6/2019	Morgan Stanley & Co. International plc	(1.68)%	Dow Jones Industrial AverageSM	—
(74,690,930)	(93,955,561)	11/6/2019	Societe Generale	(2.08)%	Dow Jones Industrial AverageSM	(20,042,559)
377,182	(6,116,507)	11/6/2018	UBS AG	(1.78)%	Dow Jones Industrial AverageSM	(7,033,740)
(388,862,968)	(460,055,743)					(49,530,922)
					Total Depreciation	(49,530,922)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                 U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Financial Select Sector

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 116.5%

REPURCHASE AGREEMENTS(a) - 116.5%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $778,259 (Cost $778,229)	778,229	778,229

Total Investments - 116.5% (Cost $778,229)		778,229
Liabilities Less Other Assets - (16.5%)		(109,941)
Net Assets - 100.0%		668,288

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(633,631)
Net unrealized depreciation	$(633,631)
Federal income tax cost	$778,229

Swap Agreements

UltraPro Short Financial Select Sector had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(167,511)	(191,431)	11/6/2019	Bank of America NA	(1.38)%	S&P Financial Select Sector Index(3)	(24,359)
(751,197)	(857,836)	11/6/2019	Morgan Stanley & Co. International plc	(1.78)%	S&P Financial Select Sector Index(3)	(107,288)
(17,023)	(474,144)	11/6/2018	Societe Generale	(1.43)%	S&P Financial Select Sector Index(3)	(474,755)
(454,109)	(481,358)	11/6/2019	UBS AG	(1.33)%	S&P Financial Select Sector Index(3)	(27,229)
(1,389,840)	(2,004,769)					(633,631)
					Total Depreciation	(633,631)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares UltraPro Financial Select Sector for the components of the underlying reference instrument and their relative weightings.

Abbreviations

USD                  U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 73.4%

REPURCHASE AGREEMENTS(a) - 73.4%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $1,699,182 (Cost $1,699,118)	1,699,118	1,699,118

Total Investments - 73.4% (Cost $1,699,118)		1,699,118
Other Assets Less Liabilities - 26.6%		615,968
Net Assets - 100.0%		2,315,086

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$254,219
Aggregate gross unrealized depreciation	(7,009)
Net unrealized appreciation	$247,210
Federal income tax cost	$1,699,118

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	2	3/16/2018	USD	$372,780	$18,577

Cash collateral in the amount of $16,500 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(263,753)	(267,975)	11/6/2019	Bank of America NA	(1.68)%	S&P MidCap 400®	(4,885)
(620,000)	(611,667)	11/6/2018	BNP Paribas SA	(1.68)%	S&P MidCap 400®	8,494
(283,439)	(279,007)	11/6/2019	Citibank NA	(1.68)%	S&P MidCap 400®	3,462
(130,782)	(130,367)	11/6/2019	Credit Suisse International	(1.73)%	S&P MidCap 400®	368
(171,074)	(173,814)	11/6/2019	Goldman Sachs International	(1.23)%	SPDR® S&P MidCap 400® ETF Trust	(2,124)
(3,565,255)	(3,345,947)	11/6/2019	Morgan Stanley & Co. International plc	(1.28)%	S&P MidCap 400®	217,635
(1,775,113)	(1,768,212)	11/6/2019	Societe Generale	(1.48)%	S&P MidCap 400®	5,683
(6,809,416)	(6,576,989)					228,633
					Total Appreciation	235,642
					Total Depreciation	(7,009)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                  U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 62.9%

REPURCHASE AGREEMENTS(a) - 62.9%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $2,936,442 (Cost $2,936,333)	2,936,333	2,936,333

Total Investments - 62.9% (Cost $2,936,333)		2,936,333
Other Assets Less Liabilities - 37.1%		1,728,990
Net Assets - 100.0%		4,665,323

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,064
Aggregate gross unrealized depreciation	(466,839)
Net unrealized depreciation	$(404,775)
Federal income tax cost	$2,936,333

Swap Agreements

UltraPro Short Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(3,615,038)	(4,083,897)	11/6/2019	Bank of America NA	(1.25)%	NASDAQ Biotechnology Index®	(462,350)
(3,612,709)	(3,604,087)	11/6/2019	Goldman Sachs International	(1.03)%	NASDAQ Biotechnology Index®	11,657
(3,722,076)	(3,729,699)	11/13/2019	Societe Generale	(1.68)%	NASDAQ Biotechnology Index®	(4,489)
(2,621,464)	(2,571,297)	11/6/2019	UBS AG	(0.58)%	NASDAQ Biotechnology Index®	50,407
(13,571,287)	(13,988,980)					(404,775)
					Total Appreciation	62,064
					Total Depreciation	(466,839)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                  U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 166.7%

REPURCHASE AGREEMENTS(b) - 33.7%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $154,197,993 (Cost $154,192,293)	154,192,293	154,192,293

U.S. TREASURY OBLIGATIONS - 133.0%
U.S. Treasury Bills
1.14%, 3/1/2018(c)	37,000,000	37,000,000
1.18%, 3/8/2018(c)	28,000,000	27,993,671
1.22%, 3/15/2018(c)	34,000,000	33,982,943
1.26%, 3/22/2018(c)	36,000,000	35,971,807
0.48%, 3/29/2018(c)	96,000,000	95,889,773
1.27%, 4/5/2018(c)	30,000,000	29,957,417
1.36%, 4/12/2018(c)	35,000,000	34,938,647
1.33%, 4/19/2018(c)	30,000,000	29,937,627
1.26%, 4/26/2018(c)	31,000,000	30,926,582
1.31%, 5/3/2018(c)	25,000,000	24,933,391
1.41%, 5/10/2018(c)	22,000,000	21,933,481
1.45%, 5/17/2018(c)	22,000,000	21,926,064
1.00%, 5/24/2018(c)	31,000,000	30,884,176
1.43%, 5/31/2018(c)	14,000,000	13,942,582
1.44%, 6/7/2018(c)	13,000,000	12,943,157
1.46%, 6/14/2018(c)	15,000,000	14,928,687
1.49%, 6/21/2018(c)	23,000,000	22,882,649
1.50%, 6/28/2018(c)	14,000,000	13,923,410
1.56%, 7/5/2018(c)	15,000,000	14,910,881
1.60%, 7/26/2018(c)	12,000,000	11,914,372
1.63%, 8/2/2018(c)	12,000,000	11,910,423
1.75%, 8/9/2018(c)	11,000,000	10,913,172
1.82%, 8/23/2018(c)	11,000,000	10,904,552
1.82%, 8/30/2018(c)	13,000,000	12,880,879
TOTAL U.S. TREASURY OBLIGATIONS (Cost $608,469,666)		608,330,343

TOTAL SHORT-TERM INVESTMENTS (Cost $762,661,959)		762,522,636

Total Investments - 166.7% (Cost $762,661,959)		762,522,636
Liabilities Less Other Assets - (66.7%)		(305,091,669)
Net Assets - 100.0%		457,430,967

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $351,503,258.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	The rate shown was the current yield as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,242
Aggregate gross unrealized depreciation	(239,799,946)
Net unrealized depreciation	$(239,798,704)
Federal income tax cost	$762,661,959

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	387	3/16/2018	USD	$53,106,075	$(323,342)

Cash collateral in the amount of $2,469,060 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

UltraPro Short QQQ® had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
2,281,891	(22,686,013)	11/6/2018	Bank of America NA	(1.73)%	NASDAQ-100 Index®	(25,167,049)
(289,156,142)	(389,124,000)	11/6/2018	Citibank NA	(1.75)%	NASDAQ-100 Index®	(99,250,249)
(240,727,782)	(257,436,542)	11/6/2019	Credit Suisse International	(1.88)%	NASDAQ-100 Index®	(16,778,372)
(112,300,000)	(140,885,154)	11/6/2019	Deutsche Bank AG	(1.63)%	NASDAQ-100 Index®	(28,314,953)
(237,612,317)	(243,319,119)	11/6/2019	Goldman Sachs International	(1.78)%	NASDAQ-100 Index®	(5,599,291)
(75,424)	(109,707)	11/6/2018	Goldman Sachs International	(1.53)%	PowerShares QQQ TrustSM, Series 1	(33,182)
(16,635,476)	(20,161,990)	11/6/2019	Morgan Stanley & Co. International plc	(1.68)%	NASDAQ-100 Index®	(3,508,874)
(1,633,688)	(1,803,186)	11/6/2019	Morgan Stanley & Co. International plc	(1.48)%	PowerShares QQQ TrustSM, Series 1	(162,159)
(153,842,392)	(189,842,226)	11/6/2019	Societe Generale	(2.08)%	NASDAQ-100 Index®	(35,488,721)
(29,192,897)	(53,808,905)	11/6/2018	UBS AG	(1.73)%	NASDAQ-100 Index®	(25,033,189)
(1,078,894,227)	(1,319,176,842)					(239,336,039)
					Total Depreciation	(239,336,039)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 166.9%

REPURCHASE AGREEMENTS(b) - 32.0%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $20,137,512 (Cost $20,136,768)	20,136,768	20,136,768

U.S. TREASURY OBLIGATIONS - 134.9%
U.S. Treasury Bills
1.38%, 3/1/2018(c)	30,000,000	30,000,000
1.36%, 3/22/2018(c)	25,000,000	24,980,422
1.48%, 3/29/2018(c)	30,000,000	29,965,554
TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,945,836)		84,945,976

TOTAL SHORT-TERM INVESTMENTS (Cost $105,082,604)		105,082,744

Total Investments - 166.9% (Cost $105,082,604)		105,082,744
Liabilities Less Other Assets - (66.9%)		(42,126,129)
Net Assets - 100.0%		62,956,615

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $62,113,693.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	The rate shown was the current yield as of February 28, 2018.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$328,844
Aggregate gross unrealized depreciation	(15,842,493)
Net unrealized depreciation	$(15,513,649)
Federal income tax cost	$105,082,604

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	97	3/16/2018	USD	$7,331,745	$231,469

Cash collateral in the amount of $373,450 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(6,853,280)	(13,606,743)	11/6/2018	Bank of America NA	(1.23)%	Russell 2000® Index	(7,113,549)
(4,921,590)	(5,220,508)	11/6/2019	Citibank NA	(1.13)%	Russell 2000® Index	(303,313)
(1,537,188)	(1,546,049)	11/6/2019	Credit Suisse International	(1.33)%	Russell 2000® Index	(11,660)
(3,520,000)	(3,412,501)	11/6/2019	Deutsche Bank AG	(0.48)%	Russell 2000® Index	97,229
(2,557,311)	(2,587,317)	11/6/2019	Goldman Sachs International	(1.13)%	Russell 2000® Index	(32,290)
(51,161,855)	(58,015,341)	11/6/2019	Morgan Stanley & Co. International plc	(1.18)%	Russell 2000® Index	—
(535,998)	(543,963)	11/6/2019	Morgan Stanley & Co. International plc	(0.98)%	iShares® Russell 2000 ETF	(6,547)
(91,770,908)	(94,280,502)	11/6/2019	Societe Generale	(1.18)%	Russell 2000® Index	(2,689,523)
3,140,184	(2,302,031)	11/6/2018	UBS AG	(1.08)%	Russell 2000® Index	(5,685,605)
(159,717,946)	(181,514,955)					(15,745,258)
					Total Appreciation	97,229
					Total Depreciation	(15,842,487)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 169.7%

REPURCHASE AGREEMENTS(b) - 27.6%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $119,491,744 (Cost $119,487,326)	119,487,326	119,487,326

U.S. TREASURY OBLIGATIONS - 142.1%
U.S. Treasury Bills
1.06%, 3/1/2018(c)	21,000,000	21,000,000
1.19%, 3/8/2018(c)	27,000,000	26,993,897
1.23%, 3/15/2018(c)	37,000,000	36,981,438
1.27%, 3/22/2018(c)	39,000,000	38,969,458
0.90%, 3/29/2018(c)	47,000,000	46,946,035
1.27%, 4/5/2018(c)	28,000,000	27,960,256
1.35%, 4/12/2018(c)	38,000,000	37,933,389
1.34%, 4/19/2018(c)	33,000,000	32,931,390
1.29%, 4/26/2018(c)	35,000,000	34,917,108
1.34%, 5/3/2018(c)	28,000,000	27,925,397
1.42%, 5/10/2018(c)	24,000,000	23,927,433
1.46%, 5/17/2018(c)	24,000,000	23,919,343
0.91%, 5/24/2018(c)	31,000,000	30,884,176
1.43%, 5/31/2018(c)	13,000,000	12,946,683
1.44%, 6/7/2018(c)	13,000,000	12,943,157
1.46%, 6/14/2018(c)	14,000,000	13,933,442
1.49%, 6/21/2018(c)	21,000,000	20,892,853
1.50%, 6/28/2018(c)	13,000,000	12,928,881
1.56%, 7/5/2018(c)	14,000,000	13,916,823
1.56%, 7/12/2018(c)	14,000,000	13,911,555
1.60%, 7/19/2018(c)	20,000,000	19,864,472
1.60%, 7/26/2018(c)	14,000,000	13,900,101
1.63%, 8/2/2018(c)	14,000,000	13,895,494
1.75%, 8/9/2018(c)	12,000,000	11,905,278
1.77%, 8/16/2018(c)	17,000,000	16,858,291
1.82%, 8/23/2018(c)	13,000,000	12,887,198
1.82%, 8/30/2018(c)	13,000,000	12,880,879
TOTAL U.S. TREASURY OBLIGATIONS (Cost $615,114,738)		614,954,427

TOTAL SHORT-TERM INVESTMENTS (Cost $734,602,064)		734,441,753

Total Investments - 169.7% (Cost $734,602,064)		734,441,753
Liabilities Less Other Assets - (69.7%)		(301,757,111)
Net Assets - 100.0%		432,684,642

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $413,343,960.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

(c)	The rate shown was the current yield as of February 28, 2018.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,325,327
Aggregate gross unrealized depreciation	(240,878,027)
Net unrealized depreciation	$(237,552,700)
Federal income tax cost	$734,602,064

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	727	3/16/2018	USD	$98,635,725	$1,815,711

Cash collateral in the amount of $4,638,260 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(64,450,305)	(103,773,426)	11/6/2018	Bank of America NA	(1.78)%	S&P 500®	(41,278,508)
(103,400,000)	(101,839,938)	11/6/2018	BNP Paribas SA	(1.83)%	S&P 500®	1,508,122
(143,008,902)	(211,110,546)	11/6/2018	Citibank NA	(1.83)%	S&P 500®	(70,872,601)
(198,060,150)	(203,610,554)	11/6/2019	Credit Suisse International	(1.88)%	S&P 500®	(5,799,898)
(95,380,000)	(97,012,302)	11/6/2019	Deutsche Bank AG	(1.68)%	S&P 500®	(1,721,497)
(115,781,105)	(187,339,120)	11/6/2018	Goldman Sachs International	(1.83)%	S&P 500®	(73,391,963)
(724,083)	(946,299)	11/6/2019	Goldman Sachs International	(1.58)%	SPDR® S&P 500® ETF Trust	(211,161)
(30,055,847)	(48,574,423)	11/6/2019	Morgan Stanley & Co. International plc	(1.78)%	S&P 500®	—
(151,443,751)	(165,384,364)	11/6/2019	Societe Generale	(2.08)%	S&P 500®	(14,207,791)
(48,436,699)	(79,730,937)	11/6/2018	UBS AG	(1.73)%	S&P 500®	(33,232,803)
(950,740,842)	(1,199,321,909)					(239,208,100)
					Total Appreciation	1,508,122
					Total Depreciation	(240,716,222)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 97.4%

REPURCHASE AGREEMENTS(b) - 8.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $177,673,429 (Cost $177,666,861)	177,666,861	177,666,861

U.S. TREASURY OBLIGATIONS - 89.2%
U.S. Treasury Bills
1.16%, 3/1/2018(c)	104,000,000	104,000,000
1.20%, 3/8/2018(c)	82,000,000	81,981,266
1.24%, 3/15/2018(c)	117,000,000	116,941,134
1.30%, 3/22/2018(c)	121,000,000	120,905,154
0.95%, 3/29/2018(c)	138,000,000	137,841,951
1.29%, 4/5/2018(c)	86,000,000	85,877,928
1.38%, 4/12/2018(c)	123,000,000	122,782,514
1.37%, 4/19/2018(c)	104,000,000	103,782,378
1.32%, 4/26/2018(c)	105,000,000	104,751,529
1.36%, 5/3/2018(c)	85,000,000	84,774,271
1.43%, 5/10/2018(c)	77,000,000	76,767,556
1.47%, 5/17/2018(c)	77,000,000	76,742,048
0.94%, 5/24/2018(c)	91,000,000	90,661,860
1.43%, 5/31/2018(c)	39,000,000	38,840,542
1.44%, 6/7/2018(c)	39,000,000	38,829,868
1.46%, 6/14/2018(c)	43,000,000	42,796,198
1.49%, 6/21/2018(c)	63,000,000	62,679,540
1.50%, 6/28/2018(c)	40,000,000	39,781,833
1.56%, 7/5/2018(c)	43,000,000	42,745,090
1.56%, 7/12/2018(c)	40,000,000	39,745,100
1.60%, 7/19/2018(c)	60,000,000	59,590,069
1.60%, 7/26/2018(c)	42,000,000	41,698,650
1.63%, 8/2/2018(c)	42,000,000	41,687,380
1.75%, 8/9/2018(c)	38,000,000	37,700,898
1.77%, 8/16/2018(c)	57,000,000	56,521,534
1.82%, 8/23/2018(c)	40,000,000	39,648,966
1.82%, 8/30/2018(c)	38,000,000	37,652,759
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,928,196,219)		1,927,728,016

TOTAL SHORT-TERM INVESTMENTS (Cost $2,105,863,080)		2,105,394,877

Total Investments - 97.4% (Cost $2,105,863,080)		2,105,394,877
Other Assets Less Liabilities - 2.6%		56,311,388
Net Assets - 100.0%		2,161,706,265

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $92,207,490.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	The rate shown was the current yield as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,394,558
Aggregate gross unrealized depreciation	(33,758,326)
Net unrealized appreciation	$146,636,232
Federal income tax cost	$2,105,863,080

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	22	6/20/2018	USD	$3,155,625	$(5,318)

Cash collateral in the amount of $60,500 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(1,043,770,290)	(994,794,056)	12/6/2018	Bank of America NA	(1.29)%	ICE U.S. Treasury 20+ Year Bond Index	52,332,861
(902,372,979)	(861,993,833)	1/7/2019	Citibank NA	(1.23)%	ICE U.S. Treasury 20+ Year Bond Index	44,752,855
(1,240,219,744)	(1,179,941,366)	11/6/2020	Goldman Sachs International	(1.23)%	ICE U.S. Treasury 20+ Year Bond Index	62,380,146
(303,444,760)	(283,368,281)	6/6/2019	Morgan Stanley & Co. International plc	(1.28)%	ICE U.S. Treasury 20+ Year Bond Index	20,928,059
(961,247,090)	(1,003,441,177)	3/6/2018	Societe Generale	(1.26)%	ICE U.S. Treasury 20+ Year Bond Index	(33,284,168)
(4,451,054,863)	(4,323,538,713)					147,109,753
					Total Appreciation	180,393,921
					Total Depreciation	(33,284,168)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 143.8%

REPURCHASE AGREEMENTS(b) - 29.9%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $47,240,812 (Cost $47,239,067)	47,239,067	47,239,067

U.S. TREASURY OBLIGATIONS - 113.9%
U.S. Treasury Bills
1.38%, 3/1/2018(c)	90,000,000	90,000,000
1.48%, 3/29/2018(c)	90,000,000	89,896,925
TOTAL U.S. TREASURY OBLIGATIONS (Cost $179,896,681)		179,896,925

TOTAL SHORT-TERM INVESTMENTS (Cost $227,135,748)		227,135,992

Total Investments - 143.8% (Cost $227,135,748)		227,135,992
Liabilities Less Other Assets - (43.8%)		(69,182,434)
Net Assets - 100.0%		157,953,558

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,443,767.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	The rate shown was the current yield as of February 28, 2018.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,713,423
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$8,713,423
Federal income tax cost	$227,135,748

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	22	6/20/2018	USD	$2,641,031	$3,327

Cash collateral in the amount of $22,990 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation ($)
(71,213,196)	(70,561,802)	1/7/2019	Citibank NA	(1.11)%	ICE U.S. Treasury 7-10 Year Bond Index	747,951
(250,083,267)	(242,909,896)	11/6/2018	Societe Generale	(1.26)%	ICE U.S. Treasury 7-10 Year Bond Index	7,961,901
(321,296,463)	(313,471,698)					8,709,852
					Total Appreciation	8,709,852

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 70.4%

REPURCHASE AGREEMENTS(a) - 70.4%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $3,684,396 (Cost $3,684,260)	3,684,260	3,684,260

Total Investments - 70.4% (Cost $3,684,260)		3,684,260
Other Assets Less Liabilities - 29.6%		1,547,755
Net Assets - 100.0%		5,232,015

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,106,516)
Net unrealized depreciation	$(3,106,516)
Federal income tax cost	$3,684,260

Swap Agreements

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(3,387,003)	(4,335,309)	11/6/2018	Bank of America NA	(1.43)%	Dow Jones U.S. Basic MaterialsSM Index	(1,001,355)
(1,129,655)	(3,028,316)	11/6/2018	Credit Suisse International	(1.88)%	Dow Jones U.S. Basic MaterialsSM Index	(1,993,254)
(1,285,464)	(1,316,520)	11/13/2019	Morgan Stanley & Co. International plc	(1.68)%	Dow Jones U.S. Basic MaterialsSM Index	(32,968)
(802,845)	(837,745)	11/6/2019	Societe Generale	(1.33)%	Dow Jones U.S. Basic MaterialsSM Index	(36,777)
(891,616)	(930,219)	11/6/2019	UBS AG	(1.33)%	Dow Jones U.S. Basic MaterialsSM Index	(42,162)
(7,496,583)	(10,448,109)					(3,106,516)
					Total Depreciation	(3,106,516)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 94.3%

REPURCHASE AGREEMENTS(a) - 94.3%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $2,295,731 (Cost $2,295,646)	2,295,646	2,295,646

Total Investments - 94.3% (Cost $2,295,646)		2,295,646
Other Assets Less Liabilities - 5.7%		138,349
Net Assets - 100.0%		2,433,995

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(86,258)
Net unrealized depreciation	$(86,258)
Federal income tax cost	$2,295,646

Swap Agreements

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(2,227,312)	(2,242,332)	11/6/2019	Bank of America NA	(1.43)%	Dow Jones U.S. Consumer GoodsSM Index	(16,370)
(15,098)	(15,187)	11/6/2019	Bank of America NA	(1.03)%	iShares® U.S. Consumer Goods ETF	(45)
(9,045)	(9,214)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. Consumer GoodsSM Index	(186)
(93,837)	(95,600)	11/13/2019	Morgan Stanley & Co. International plc	(1.58)%	Dow Jones U.S. Consumer GoodsSM Index	(1,985)
(17,522)	(17,940)	11/13/2019	Morgan Stanley & Co. International plc	(1.08)%	iShares® U.S. Consumer Goods ETF	(380)
(1,590,627)	(1,588,150)	11/6/2019	Societe Generale	(1.33)%	Dow Jones U.S. Consumer GoodsSM Index	(1,213)
(838,939)	(896,934)	11/6/2019	UBS AG	(1.33)%	Dow Jones U.S. Consumer GoodsSM Index	(66,079)
(4,792,380)	(4,865,357)					(86,258)
					Total Depreciation	(86,258)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 96.7%

REPURCHASE AGREEMENTS(a) - 96.7%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $1,330,949 (Cost $1,330,900)	1,330,900	1,330,900

Total Investments - 96.7% (Cost $1,330,900)		1,330,900
Other Assets Less Liabilities - 3.3%		45,321
Net Assets - 100.0%		1,376,221

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(415,475)
Net unrealized depreciation	$(415,475)
Federal income tax cost	$1,330,900

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(558,095)	(587,365)	11/6/2019	Bank of America NA	(1.48)%	Dow Jones U.S. Consumer ServicesSM Index	(29,415)
(80,108)	(85,604)	11/6/2019	Bank of America NA	(1.07)%	iShares® U.S. Consumer Services ETF	(5,334)
(63,644)	(80,483)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. Consumer ServicesSM Index	(16,820)
(716,345)	(813,111)	11/13/2019	Morgan Stanley & Co. International plc	(1.58)%	Dow Jones U.S. Consumer ServicesSM Index	(96,924)
(9,895)	(11,176)	11/13/2019	Morgan Stanley & Co. International plc	(1.08)%	iShares® U.S. Consumer Services ETF	(1,263)
(892,430)	(1,108,141)	11/6/2019	Societe Generale	(1.33)%	Dow Jones U.S. Consumer ServicesSM Index	(217,633)
(21,812)	(69,206)	11/6/2019	UBS AG	(1.33)%	Dow Jones U.S. Consumer ServicesSM Index	(48,086)
(2,342,329)	(2,755,086)					(415,475)
					Total Depreciation	(415,475)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 127.9%

REPURCHASE AGREEMENTS(b) - 18.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $24,347,578 (Cost $24,346,677)	24,346,677	24,346,677

U.S. TREASURY OBLIGATIONS - 109.7%
U.S. Treasury Bills
1.14%, 3/1/2018(c)	12,000,000	12,000,000
1.19%, 3/8/2018(c)	9,000,000	8,997,966
1.22%, 3/15/2018(c)	10,000,000	9,994,983
1.25%, 3/22/2018(c)	10,000,000	9,992,169
1.22%, 3/29/2018(c)	12,000,000	11,986,222
1.27%, 4/5/2018(c)	10,000,000	9,985,806
1.33%, 4/12/2018(c)	10,000,000	9,982,471
1.23%, 4/19/2018(c)	6,000,000	5,987,525
1.25%, 4/26/2018(c)	9,000,000	8,978,685
1.32%, 5/3/2018(c)	7,000,000	6,981,349
1.38%, 5/17/2018(c)	4,000,000	3,986,557
1.41%, 5/24/2018(c)	7,000,000	6,973,846
1.43%, 5/31/2018(c)	4,000,000	3,983,595
1.44%, 6/7/2018(c)	4,000,000	3,982,510
1.46%, 6/14/2018(c)	5,000,000	4,976,229
1.49%, 6/21/2018(c)	7,000,000	6,964,284
1.50%, 6/28/2018(c)	4,000,000	3,978,117
1.56%, 7/5/2018(c)	5,000,000	4,970,294
1.60%, 7/26/2018(c)	3,000,000	2,978,593
1.63%, 8/2/2018(c)	3,000,000	2,977,606
1.82%, 8/23/2018(c)	3,000,000	2,973,969
1.82%, 8/30/2018(c)	3,000,000	2,972,510
TOTAL U.S. TREASURY OBLIGATIONS (Cost $146,644,666)		146,605,286

TOTAL SHORT-TERM INVESTMENTS (Cost $170,991,343)		170,951,963

Total Investments - 127.9% (Cost $170,991,343)		170,951,963
Liabilities Less Other Assets - (27.9%)		(37,286,125)
Net Assets - 100.0%		133,665,838

See accompanying notes to schedules of portfolio investments.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $92,105,848.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of February 28, 2018.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,093,456
Aggregate gross unrealized depreciation	(42,390,552)
Net unrealized depreciation	$(40,297,096)
Federal income tax cost	$170,991,343

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	77	3/16/2018	USD	$9,635,395	$372,249

Cash collateral in the amount of $448,910 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(42,199,454)	(57,067,856)	11/6/2018	Bank of America NA	(1.83)%	Dow Jones Industrial AverageSM	(15,919,082)
(35,558,575)	(44,856,394)	11/6/2018	Citibank NA	(1.80)%	Dow Jones Industrial AverageSM	(9,960,320)
(3,482,162)	(5,712,003)	11/6/2019	Credit Suisse International	(1.88)%	Dow Jones Industrial AverageSM	(2,327,878)
(7,460,002)	(8,171,834)	11/6/2019	Deutsche Bank AG	(1.68)%	Dow Jones Industrial AverageSM	(715,636)
(108,442,561)	(106,552,616)	11/6/2019	Goldman Sachs International	(1.68)%	Dow Jones Industrial AverageSM	1,720,851
(3,323,514)	(4,255,127)	11/6/2018	Goldman Sachs International	(1.53)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(893,067)
(17,961,915)	(22,326,539)	11/6/2019	Societe Generale	(2.08)%	Dow Jones Industrial AverageSM	(4,540,081)
(1,355,655)	(8,761,347)	11/6/2018	UBS AG	(1.78)%	Dow Jones Industrial AverageSM	(7,994,752)
(219,783,838)	(257,703,716)					(40,629,965)
					Total Appreciation	1,720,851
					Total Depreciation	(42,350,816)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 56.5%

REPURCHASE AGREEMENTS(b) - 56.5%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $15,571,053 (Cost $15,570,478)	15,570,478	15,570,478

Total Investments - 56.5% (Cost $15,570,478)		15,570,478
Other Assets Less Liabilities - 43.5%		11,993,606
Net Assets - 100.0%		27,564,084

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $18,543,438.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,820,333)
Net unrealized depreciation	$(1,820,333)
Federal income tax cost	$15,570,478

Swap Agreements

UltraShort Financials had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(2,346,640)	(2,903,780)	11/6/2019	Bank of America NA	(1.68)%	Dow Jones U.S. FinancialsSM Index(3)	(571,835)
(1,079,505)	(1,615,818)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. FinancialsSM Index(3)	(549,296)
(43,486,256)	(43,503,435)	11/6/2019	Goldman Sachs International	(1.73)%	Dow Jones U.S. FinancialsSM Index(3)	(10,866)
(853,061)	(1,016,271)	11/13/2019	Morgan Stanley & Co. International plc	(1.68)%	Dow Jones U.S. FinancialsSM Index(3)	(167,523)
(2,010,334)	(2,076,217)	11/6/2019	Societe Generale	(1.68)%	Dow Jones U.S. FinancialsSM Index(3)	(72,042)
(3,527,467)	(3,967,773)	11/6/2019	UBS AG	(1.68)%	Dow Jones U.S. FinancialsSM Index(3)	(448,771)
(53,303,263)	(55,083,294)					(1,820,333)
					Total Depreciation	(1,820,333)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 50

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 78.2%

REPURCHASE AGREEMENTS(b) - 78.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $20,856,179 (Cost $20,855,408)	20,855,408	20,855,408

Total Investments - 78.2% (Cost $20,855,408)		20,855,408
Other Assets Less Liabilities - 21.8%		5,814,187
Net Assets - 100.0%		26,669,595

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,579,757.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(12,935,285)
Net unrealized depreciation	$(12,935,285)
Federal income tax cost	$20,855,408

Swap Agreements(1)

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Depreciation ($)
(4,120,475)	(8,856,012)	11/6/2018	Bank of America NA	(0.58)%	iShares® China Large-Cap ETF	(4,717,668)
(7,952,636)	(13,504,022)	11/6/2018	Citibank NA	1.27%	iShares® China Large-Cap ETF	(5,587,341)
(5,175,304)	(5,251,786)	11/6/2019	Credit Suisse International	(0.33)%	iShares® China Large-Cap ETF	(74,932)
(2,046,315)	(2,185,074)	11/6/2019	Goldman Sachs International	0.27%	iShares® China Large-Cap ETF	(140,022)
(1,974,780)	(2,973,569)	11/6/2018	Morgan Stanley & Co. International plc	(0.63)%	iShares® China Large-Cap ETF	(1,006,418)
(13,770,910)	(15,029,346)	11/6/2019	Societe Generale	(0.08)%	iShares® China Large-Cap ETF	(1,262,813)
(5,253,288)	(5,393,988)	11/6/2019	UBS AG	0.17%	iShares® China Large-Cap ETF	(146,091)
(40,293,708)	(53,193,797)					(12,935,285)
					Total Depreciation	(12,935,285)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE Europe

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 149.4%

REPURCHASE AGREEMENTS(a) - 23.0%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $5,452,787 (Cost $5,452,586)	5,452,586	5,452,586

U.S. TREASURY OBLIGATIONS - 126.4%
U.S. Treasury Bills
1.38%, 3/1/2018(b)	15,000,000	15,000,000
1.48%, 3/29/2018(b)	15,000,000	14,982,777

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,982,780)		29,982,777

TOTAL SHORT-TERM INVESTMENTS (Cost $35,435,366)		35,435,363

Total Investments - 149.4% (Cost $35,435,366)		35,435,363
Liabilities Less Other Assets - (49.4%)		(11,718,531)
Net Assets - 100.0%		23,716,832

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         The rate shown was the current yield as of February 28, 2018.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(11,376,463)
Net unrealized depreciation	$(11,376,463)
Federal income tax cost	$35,435,366

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Depreciation ($)
(21,313,189)	(23,651,251)	11/6/2018	Citibank NA	(0.68)%	Vanguard® FTSE Europe ETF Shares	(2,246,584)
(3,189,075)	(3,415,981)	11/6/2019	Credit Suisse International	(0.83)%	Vanguard® FTSE Europe ETF Shares	(214,843)
(682,155)	(763,887)	11/6/2019	Goldman Sachs International	(0.68)%	Vanguard® FTSE Europe ETF Shares	(78,250)
(1,316,435)	(1,845,551)	11/6/2018	Morgan Stanley & Co. International plc	(1.38)%	Vanguard® FTSE Europe ETF Shares	(552,049)
(2,291,735)	(6,609,728)	11/6/2018	Societe Generale	(0.58)%	Vanguard® FTSE Europe ETF Shares	(4,339,312)
(7,000,391)	(10,985,966)	11/6/2018	UBS AG	(1.08)%	Vanguard® FTSE Europe ETF Shares	(3,945,422)
(35,792,980)	(47,272,364)					(11,376,460)
					Total Depreciation	(11,376,460)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Gold Miners

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 62.6%

REPURCHASE AGREEMENTS(a) - 62.6%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $3,142,904 (Cost $3,142,787)	3,142,787	3,142,787

Total Investments - 62.6% (Cost $3,142,787)		3,142,787
Other Assets Less Liabilities - 37.4%		1,875,657
Net Assets - 100.0%		5,018,444

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$386,293
Aggregate gross unrealized depreciation	(97,054)
Net unrealized appreciation	$289,239
Federal income tax cost	$3,142,787

Swap Agreements(1)

UltraShort Gold Miners had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(7,528,489)	(7,288,662)	11/6/2019	Bank of America NA	(1.18)%	VanEck Vectors Gold Miners ETF	243,849
(632,110)	(606,530)	11/6/2019	Goldman Sachs International	(1.28)%	VanEck Vectors Gold Miners ETF	27,977
(481,893)	(441,339)	1/7/2019	Morgan Stanley & Co. International plc	(1.38)%	VanEck Vectors Gold Miners ETF	42,920
(864,894)	(975,298)	3/6/2018	Societe Generale	(1.08)%	VanEck Vectors Gold Miners ETF	(97,054)
(792,746)	(722,676)	11/6/2019	UBS AG	(1.33)%	VanEck Vectors Gold Miners ETF	71,547
(10,300,132)	(10,034,505)					289,239
					Total Appreciation	386,293
					Total Depreciation	(97,054)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 102.0%

REPURCHASE AGREEMENTS(a) - 102.0%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $1,055,645 (Cost $1,055,606)	1,055,606	1,055,606

Total Investments - 102.0% (Cost $1,055,606)		1,055,606
Liabilities Less Other Assets - (2.0%)		(21,182)
Net Assets - 100.0%		1,034,424

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(231,622)
Net unrealized depreciation	$(231,622)
Federal income tax cost	$1,055,606

Swap Agreements

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(685,807)	(894,564)	11/6/2018	Bank of America NA	(1.53)%	Dow Jones U.S. Health CareSM Index(3)	(214,742)
(9,232)	(9,615)	11/6/2019	Bank of America NA	(1.13)%	iShares® U.S. Healthcare ETF	(354)
(22,929)	(23,708)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. Health CareSM Index(3)	(790)
(101,381)	(104,825)	11/13/2019	Morgan Stanley & Co. International plc	(1.78)%	Dow Jones U.S. Health CareSM Index(3)	(3,494)
(11,679)	(12,122)	11/13/2019	Morgan Stanley & Co. International plc	(1.23)%	iShares® U.S. Healthcare ETF	(414)
(332,734)	(335,752)	11/6/2019	Societe Generale	(1.58)%	Dow Jones U.S. Health CareSM Index(3)	(3,263)
(679,293)	(687,445)	11/6/2018	UBS AG	(1.33)%	Dow Jones U.S. Health CareSM Index(3)	(8,565)
(1,843,055)	(2,068,031)					(231,622)
					Total Depreciation	(231,622)

(1)         Agreements may be terminated at will by either party without penalty.

See accompanying notes to schedules of portfolio investments.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials
Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 85.2%

REPURCHASE AGREEMENTS(a) - 85.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $2,214,805 (Cost $2,214,723)	2,214,723	2,214,723

Total Investments - 85.2% (Cost $2,214,723)		2,214,723
Other Assets Less Liabilities - 14.8%		386,100
Net Assets - 100.0%		2,600,823

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,118
Aggregate gross unrealized depreciation	(138,389)
Net unrealized depreciation	$(61,271)
Federal income tax cost	$2,214,723

Swap Agreements

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(3,151,116)	(3,072,098)	11/6/2019	Bank of America NA	(1.48)%	Dow Jones U.S. IndustrialsSM Index	77,118
(8,580)	(9,097)	11/6/2019	Bank of America NA	(1.07)%	iShares® U.S. Industrials ETF	(491)
(12,911)	(13,551)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. IndustrialsSM Index	(655)
(24,977)	(26,218)	11/13/2019	Morgan Stanley & Co. International plc	(1.58)%	Dow Jones U.S. IndustrialsSM Index	(1,278)
(8,125)	(8,577)	11/13/2019	Morgan Stanley & Co. International plc	(1.03)%	iShares® U.S. Industrials ETF	(424)
(1,135,464)	(1,202,318)	11/6/2019	Societe Generale	(1.33)%	Dow Jones U.S. IndustrialsSM Index	(72,107)
(811,404)	(872,566)	11/6/2019	UBS AG	(1.33)%	Dow Jones U.S. IndustrialsSM Index	(63,434)
(5,152,577)	(5,204,425)					(61,271)
					Total Appreciation	77,118
					Total Depreciation	(138,389)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 98.2%

REPURCHASE AGREEMENTS(a) - 98.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $3,862,898 (Cost $3,862,754)	3,862,754	3,862,754

Total Investments - 98.2% (Cost $3,862,754)		3,862,754
Other Assets Less Liabilities - 1.8%		69,600
Net Assets - 100.0%		3,932,354

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,085
Aggregate gross unrealized depreciation	(640,692)
Net unrealized depreciation	$(611,607)
Federal income tax cost	$3,862,754

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	5	3/16/2018	USD	$931,950	$22,824

Cash collateral in the amount of $41,250 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(152,764)	(660,656)	11/6/2018	Bank of America NA	(1.68)%	S&P MidCap 400®	(528,929)
(430,000)	(423,873)	11/6/2018	BNP Paribas SA	(1.68)%	S&P MidCap 400®	6,261
(1,130,879)	(1,162,219)	11/6/2019	Citibank NA	(1.68)%	S&P MidCap 400®	(32,193)
(1,419,914)	(1,443,540)	11/6/2019	Credit Suisse International	(1.73)%	S&P MidCap 400®	(24,858)
(1,186,945)	(1,205,229)	11/6/2019	Morgan Stanley & Co. International plc	(1.28)%	S&P MidCap 400®	(20,320)
(2,002,938)	(2,035,343)	11/6/2019	Societe Generale	(1.48)%	S&P MidCap 400®	(34,392)
(6,323,440)	(6,930,860)					(634,431)
					Total Appreciation	6,261
					Total Depreciation	(640,692)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2018  (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 84.0%

REPURCHASE AGREEMENTS(a) - 84.0%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $19,074,344 (Cost $19,073,638)	19,073,638	19,073,638

Total Investments - 84.0% (Cost $19,073,638)		19,073,638
Other Assets Less Liabilities - 16.0%		3,645,778
Net Assets - 100.0%		22,719,416

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169
Aggregate gross unrealized depreciation	(7,032,746)
Net unrealized depreciation	$(7,032,577)
Federal income tax cost	$19,073,638

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(591,956)	(772,402)	11/6/2019	Bank of America NA	(0.08)%	iShares® MSCI Brazil Capped ETF	(180,870)
(10,000)	(9,832)	11/6/2019	Citibank NA	(1.78)%	iShares® MSCI Brazil Capped ETF	169
(826,963)	(1,221,015)	11/6/2019	Credit Suisse International	(0.28)%	iShares® MSCI Brazil Capped ETF	(393,578)
(171,974)	(670,724)	11/6/2018	Morgan Stanley & Co. International plc	(1.48)%	iShares® MSCI Brazil Capped ETF	(486,991)
(16,049,725)	(20,993,650)	11/6/2019	Societe Generale	(1.08)%	iShares® MSCI Brazil Capped ETF	(4,854,163)
(20,430,697)	(21,560,654)	11/6/2019	UBS AG	(0.83)%	iShares® MSCI Brazil Capped ETF	(1,117,144)
(38,081,315)	(45,228,277)					(7,032,577)
					Total Appreciation	169
					Total Depreciation	(7,032,746)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 75.9%

REPURCHASE AGREEMENTS(a) - 75.9%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $1,501,046 (Cost $1,500,991)	1,500,991	1,500,991

Total Investments - 75.9% (Cost $1,500,991)		1,500,991
Other Assets Less Liabilities - 24.1%		475,728
Net Assets - 100.0%		1,976,719

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(31,792)
Net unrealized depreciation	$(31,792)
Federal income tax cost	$1,500,991

Swap Agreements(1)

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Depreciation ($)
(115,568)	(121,212)	11/6/2019	Citibank NA	(1.08)%	iShares® MSCI EAFE ETF	(5,179)
(1,395,952)	(1,418,012)	11/6/2019	Credit Suisse International	(1.28)%	iShares® MSCI EAFE ETF	(16,971)
(1,285,388)	(1,299,364)	11/6/2019	Societe Generale	(1.28)%	iShares® MSCI EAFE ETF	(7,482)
(1,106,242)	(1,109,584)	11/6/2019	UBS AG	(1.18)%	iShares® MSCI EAFE ETF	(2,160)
(3,903,150)	(3,948,172)					(31,792)
					Total Depreciation	(31,792)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 89.7%

REPURCHASE AGREEMENTS(b) - 89.7%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $17,315,742 (Cost $17,315,102)	17,315,102	17,315,102

Total Investments - 89.7% (Cost $17,315,102)		17,315,102
Other Assets Less Liabilities - 10.3%		1,992,042
Net Assets - 100.0%		19,307,144

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $565,617.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(8,109,948)
Net unrealized depreciation	$(8,109,948)
Federal income tax cost	$17,315,102

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Depreciation ($)
(5,870,392)	(11,682,792)	11/6/2018	Citibank NA	(0.93)%	iShares® MSCI Emerging Markets ETF	(5,605,466)
(778,510)	(1,067,500)	11/6/2019	Credit Suisse International	(0.38)%	iShares® MSCI Emerging Markets ETF	(287,515)
(1,316,487)	(1,555,817)	11/6/2019	Goldman Sachs International	0.52%	iShares® MSCI Emerging Markets ETF	(244,259)
(14,475,235)	(16,239,337)	11/6/2018	Societe Generale	(0.08)%	iShares® MSCI Emerging Markets ETF	(1,776,765)
(7,681,180)	(7,880,947)	11/6/2019	UBS AG	(0.48)%	iShares® MSCI Emerging Markets ETF	(195,943)
(30,121,804)	(38,426,393)					(8,109,948)
					Total Depreciation	(8,109,948)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 76.3%

REPURCHASE AGREEMENTS(a) - 76.3%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $6,208,984 (Cost $6,208,755)	6,208,755	6,208,755

Total Investments - 76.3% (Cost $6,208,755)		6,208,755
Other Assets Less Liabilities - 23.7%		1,924,474
Net Assets - 100.0%		8,133,229

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(841,110)
Net unrealized depreciation	$(841,110)
Federal income tax cost	$6,208,755

Swap Agreements(1)

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Unrealized Depreciation ($)
(829,993)	(921,749)	11/6/2019	Bank of America NA	(1.13)%	iShares® MSCI Japan ETF	(87,836)
(7,264,749)	(7,595,714)	11/6/2019	Credit Suisse International	(1.48)%	iShares® MSCI Japan ETF	(298,523)
(1,491,568)	(1,579,078)	11/6/2019	Morgan Stanley & Co. International plc	(1.53)%	iShares® MSCI Japan ETF	(80,136)
(3,186,032)	(3,340,244)	11/6/2019	Societe Generale	(0.98)%	iShares® MSCI Japan ETF	(147,082)
(2,548,330)	(2,782,709)	11/6/2019	UBS AG	(0.93)%	iShares® MSCI Japan ETF	(227,533)
(15,320,672)	(16,219,494)					(841,110)
					Total Depreciation	(841,110)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty.

(3)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 134.9%

REPURCHASE AGREEMENTS(b) - 49.8%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $17,563,740 (Cost $17,563,090)	17,563,090	17,563,090

U.S. TREASURY OBLIGATIONS - 85.1%
U.S. Treasury Bills
1.38%, 3/1/2018(c)	15,000,000	15,000,000
1.48%, 3/29/2018(c)	15,000,000	14,982,777
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,982,780)		29,982,777

TOTAL SHORT-TERM INVESTMENTS (Cost $47,545,870)		47,545,867

Total Investments - 134.9% (Cost $47,545,870)		47,545,867
Liabilities Less Other Assets - (34.9%)		(12,297,653)
Net Assets - 100.0%		35,248,214

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $14,721,498.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of February 28, 2018.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,790
Aggregate gross unrealized depreciation	(2,338,788)
Net unrealized depreciation	$(2,190,998)
Federal income tax cost	$47,545,870

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(6,170,788)	(7,614,419)	11/6/2019	Bank of America NA	(1.25)%	NASDAQ Biotechnology Index®	(1,435,612)
(2,337,372)	(2,430,441)	11/6/2019	Bank of America NA	(0.78)%	iShares® Nasdaq Biotechnology ETF	(88,230)
(31,017)	(32,240)	11/6/2019	Citibank NA	(0.48)%	NASDAQ Biotechnology Index®	(1,240)
(119,602)	(122,982)	11/13/2019	Credit Suisse International	(1.03)%	NASDAQ Biotechnology Index®	(3,260)
(132,062)	(135,792)	11/13/2019	Morgan Stanley & Co. International plc	(1.28)%	NASDAQ Biotechnology Index®	(3,410)
(59,460)	(61,161)	11/13/2019	Morgan Stanley & Co. International plc	(0.73)%	iShares® Nasdaq Biotechnology ETF	(1,676)
(54,679,992)	(55,585,980)	11/6/2019	Societe Generale	(1.68)%	NASDAQ Biotechnology Index®	(805,357)
(4,544,772)	(4,396,128)	11/6/2019	UBS AG	(0.58)%	NASDAQ Biotechnology Index®	147,790
(68,075,065)	(70,379,143)					(2,190,995)
					Total Appreciation	147,790
					Total Depreciation	(2,338,785)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 79.9%

REPURCHASE AGREEMENTS(b) - 79.9%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $19,231,122 (Cost $19,230,411)	19,230,411	19,230,411

Total Investments - 79.9% (Cost $19,230,411)		19,230,411
Other Assets Less Liabilities - 20.1%		4,837,462
Net Assets - 100.0%		24,067,873

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,898,723.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,401,309
Aggregate gross unrealized depreciation	(198,698)
Net unrealized appreciation	$3,202,611
Federal income tax cost	$19,230,411

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(2,626,813)	(2,573,086)	11/6/2019	Bank of America NA	(0.95)%	iShares® U.S. Energy ETF	60,657
(3,408,712)	(1,620,815)	11/6/2018	Bank of America NA	(1.38)%	Dow Jones U.S. Oil & GasSM Index	1,572,254
(1,052,325)	(1,097,251)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. Oil & GasSM Index	(57,872)
(559,868)	(540,976)	11/6/2019	Goldman Sachs International	(1.63)%	Dow Jones U.S. Oil & GasSM Index	15,021
(27,482,592)	(25,760,013)	11/13/2019	Morgan Stanley & Co. International plc	(1.58)%	Dow Jones U.S. Oil & GasSM Index	1,522,759
(14,076)	(13,983)	11/6/2018	Morgan Stanley & Co. International plc	(1.03)%	iShares® U.S. Energy ETF	243
(3,743,896)	(3,491,592)	11/6/2019	Societe Generale	(1.33)%	Dow Jones U.S. Oil & GasSM Index	230,375
(12,899,122)	(12,995,326)	11/6/2019	UBS AG	(1.43)%	Dow Jones U.S. Oil & GasSM Index	(140,826)
(51,787,404)	(48,093,042)					3,202,611
					Total Appreciation	3,401,309
					Total Depreciation	(198,698)

(1)   Agreements may be terminated at will by either party without penalty.

(2)   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 147.3%

REPURCHASE AGREEMENTS(b) - 27.1%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $72,268,187 (Cost $72,265,515)	72,265,515	72,265,515

U.S. TREASURY OBLIGATIONS - 120.2%
U.S. Treasury Bills
1.14%, 3/1/2018(c)	18,000,000	18,000,000
1.19%, 3/8/2018(c)	14,000,000	13,996,835
1.23%, 3/15/2018(c)	19,000,000	18,990,468
1.27%, 3/22/2018(c)	20,000,000	19,984,337
1.04%, 3/29/2018(c)	25,000,000	24,971,295
1.28%, 4/5/2018(c)	15,000,000	14,978,708
1.36%, 4/12/2018(c)	20,000,000	19,964,942
1.35%, 4/19/2018(c)	17,000,000	16,964,655
1.30%, 4/26/2018(c)	19,000,000	18,955,002
1.36%, 5/3/2018(c)	16,000,000	15,957,370
1.42%, 5/10/2018(c)	12,000,000	11,963,717
1.47%, 5/17/2018(c)	12,000,000	11,959,671
0.83%, 5/24/2018(c)	17,000,000	16,936,484
1.43%, 5/31/2018(c)	7,000,000	6,971,291
1.44%, 6/7/2018(c)	7,000,000	6,969,392
1.46%, 6/14/2018(c)	7,000,000	6,966,721
1.49%, 6/21/2018(c)	11,000,000	10,943,876
1.50%, 6/28/2018(c)	7,000,000	6,961,705
1.56%, 7/5/2018(c)	7,000,000	6,958,411
1.56%, 7/12/2018(c)	7,000,000	6,955,777
1.60%, 7/19/2018(c)	11,000,000	10,925,460
1.60%, 7/26/2018(c)	7,000,000	6,950,051
1.63%, 8/2/2018(c)	8,000,000	7,940,282
1.75%, 8/9/2018(c)	6,000,000	5,952,639
1.82%, 8/23/2018(c)	6,000,000	5,947,938
1.82%, 8/30/2018(c)	7,000,000	6,935,858
TOTAL U.S. TREASURY OBLIGATIONS (Cost $321,082,046)		321,002,885

TOTAL SHORT-TERM INVESTMENTS (Cost $393,347,561)		393,268,400

Total Investments - 147.3% (Cost $393,347,561)		393,268,400
Liabilities Less Other Assets - (47.3%)		(126,251,947)
Net Assets - 100.0%		267,016,453

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $108,920,483.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184,767
Aggregate gross unrealized depreciation	(98,013,111)
Net unrealized depreciation	$(97,828,344)
Federal income tax cost	$393,347,561

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	241	3/16/2018	USD	$33,071,225	$60,434

Cash collateral in the amount of $1,537,580 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

UltraShort QQQ® had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(11,238,658)	(32,501,857)	11/6/2018	Bank of America NA	(1.73)%	NASDAQ-100 Index®	(21,367,545)
(103,603,242)	(133,125,245)	11/6/2018	Citibank NA	(1.75)%	NASDAQ-100 Index®	(29,328,539)
(108,966,372)	(117,714,736)	11/6/2019	Credit Suisse International	(1.88)%	NASDAQ-100 Index®	(8,754,794)
(59,719,999)	(71,847,948)	11/6/2019	Deutsche Bank AG	(1.63)%	NASDAQ-100 Index®	(12,017,912)
(15,809,179)	(15,684,391)	11/6/2019	Goldman Sachs International	(1.78)%	NASDAQ-100 Index®	123,643
(527,215)	(576,372)	11/6/2019	Goldman Sachs International	(1.53)%	PowerShares QQQ TrustSM, Series 1	(46,736)
(49,293,654)	(60,963,694)	11/6/2019	Morgan Stanley & Co. International plc	(1.68)%	NASDAQ-100 Index®	—
(546,210)	(602,880)	11/6/2019	Morgan Stanley & Co. International plc	(1.48)%	PowerShares QQQ TrustSM, Series 1	(54,216)
(50,088,088)	(65,490,803)	11/6/2019	Societe Generale	(2.08)%	NASDAQ-100 Index®	(15,132,646)
8,580,330	(2,446,763)	11/6/2018	UBS AG	(1.73)%	NASDAQ-100 Index®	(11,230,872)
(391,212,287)	(500,954,689)					(97,809,617)
					Total Appreciation	123,643
					Total Depreciation	(97,933,260)

(1)   Agreements may be terminated at will by either party without penalty.

(2)   Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 143.7%

REPURCHASE AGREEMENTS(b) - 35.0%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $12,858,960 (Cost $12,858,485)	12,858,485	12,858,485

U.S. TREASURY OBLIGATIONS - 108.7%
U.S. Treasury Bills
1.38%, 3/1/2018(c)	20,000,000	20,000,000
1.48%, 3/29/2018(c)	20,000,000	19,977,036
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,977,040)		39,977,036

TOTAL SHORT-TERM INVESTMENTS (Cost $52,835,525)		52,835,521

Total Investments - 143.7% (Cost $52,835,525)		52,835,521
Liabilities Less Other Assets - (43.7%)		(16,063,303)
Net Assets - 100.0%		36,772,218

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,251,054.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of February 28, 2018.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,255,136
Aggregate gross unrealized depreciation	(1,226,425)
Net unrealized appreciation	$2,028,711
Federal income tax cost	$52,835,525

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(26,247,216)	(26,838,127)	11/6/2018	Bank of America NA	(1.81)%	Dow Jones U.S. Real EstateSM Index	(1,226,421)
(447,876)	(407,157)	11/6/2019	Bank of America NA	(1.38)%	iShares® U.S. Real Estate ETF	42,342
(662,445)	(597,695)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. Real EstateSM Index	60,458
(355,761)	(324,686)	11/6/2019	Goldman Sachs International	(1.63)%	Dow Jones U.S. Real EstateSM Index	28,520
(12,467,814)	(11,249,167)	11/13/2019	Morgan Stanley & Co. International plc	(1.48)%	Dow Jones U.S. Real EstateSM Index	1,128,677
(76,175)	(69,384)	11/13/2019	Morgan Stanley & Co. International plc	(1.43)%	iShares® U.S. Real Estate ETF	7,088
(25,754,398)	(24,205,777)	11/6/2019	Societe Generale	(1.38)%	Dow Jones U.S. Real EstateSM Index	1,390,406
(10,450,228)	(9,746,594)	11/6/2019	UBS AG	(1.33)%	Dow Jones U.S. Real EstateSM Index	597,645
(76,461,913)	(73,438,587)					2,028,715
					Total Appreciation	3,255,136
					Total Depreciation	(1,226,421)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 190.5%

REPURCHASE AGREEMENTS(b) - 18.9%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $19,841,735 (Cost $19,841,002)	19,841,002	19,841,002

U.S. TREASURY OBLIGATIONS - 171.6%
U.S. Treasury Bills
1.38%, 3/1/2018(c)	100,000,000	100,000,000
1.48%, 3/29/2018(c)	80,000,000	79,908,145
TOTAL U.S. TREASURY OBLIGATIONS (Cost $179,908,160)		179,908,145

TOTAL SHORT-TERM INVESTMENTS (Cost $199,749,162)		199,749,147

Total Investments - 190.5% (Cost $199,749,162)		199,749,147
Liabilities Less Other Assets - (90.5%)		(94,896,755)
Net Assets - 100.0%		104,852,392

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $73,444,953.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of February 28, 2018.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$362,442
Aggregate gross unrealized depreciation	(19,849,803)
Net unrealized depreciation	$(19,487,361)
Federal income tax cost	$199,749,162

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	212	3/16/2018	USD	$16,024,020	$362,442

Cash collateral in the amount of $816,200 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(23,251,956)	(29,188,928)	11/6/2018	Bank of America NA	(1.23)%	Russell 2000® Index	(6,296,707)
(22,616,657)	(22,691,830)	11/6/2019	Citibank NA	(1.13)%	Russell 2000® Index	(80,902)
(8,822,837)	(8,903,786)	11/6/2019	Credit Suisse International	(1.33)%	Russell 2000® Index	(92,838)
(24,990,000)	(25,199,663)	11/6/2019	Deutsche Bank AG	(0.48)%	Russell 2000® Index	(248,850)
(1,138,866)	(1,242,382)	11/6/2019	Goldman Sachs International	(1.13)%	Russell 2000® Index	(105,687)
(42,102,521)	(47,829,673)	11/6/2019	Morgan Stanley & Co. International plc	(1.18)%	Russell 2000® Index	—
(1,339,517)	(1,359,422)	11/6/2019	Morgan Stanley & Co. International plc	(0.98)%	iShares® Russell 2000 ETF	(16,361)
(46,612,164)	(49,611,856)	11/6/2019	Societe Generale	(1.18)%	Russell 2000® Index	(3,131,972)
1,779,000	(7,674,132)	11/6/2018	UBS AG	(1.08)%	Russell 2000® Index	(9,876,471)
(169,095,518)	(193,701,672)					(19,849,788)
					Total Depreciation	(19,849,788)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®
Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 153.5%

REPURCHASE AGREEMENTS(b) - 26.2%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $229,383,132 (Cost $229,374,652)	229,374,652	229,374,652

U.S. TREASURY OBLIGATIONS - 127.3%
U.S. Treasury Bills
1.13%, 3/1/2018(c)	64,000,000	64,000,000
1.18%, 3/8/2018(c)	50,000,000	49,988,698
1.22%, 3/15/2018(c)	64,000,000	63,967,893
1.27%, 3/22/2018(c)	67,000,000	66,947,530
0.55%, 3/29/2018(c)	134,000,000	133,846,143
1.26%, 4/5/2018(c)	50,000,000	49,929,028
1.35%, 4/12/2018(c)	67,000,000	66,882,554
1.34%, 4/19/2018(c)	57,000,000	56,881,491
1.29%, 4/26/2018(c)	61,000,000	60,855,532
1.34%, 5/3/2018(c)	50,000,000	49,866,781
1.54%, 5/10/2018(c)	42,000,000	41,873,009
1.46%, 5/17/2018(c)	42,000,000	41,858,849
0.93%, 5/24/2018(c)	56,000,000	55,790,770
1.43%, 5/31/2018(c)	24,000,000	23,901,568
1.44%, 6/7/2018(c)	24,000,000	23,895,058
1.46%, 6/14/2018(c)	25,000,000	24,881,146
1.49%, 6/21/2018(c)	38,000,000	37,806,116
1.50%, 6/28/2018(c)	24,000,000	23,868,704
1.56%, 7/5/2018(c)	25,000,000	24,851,469
1.56%, 7/12/2018(c)	24,000,000	23,848,380
1.60%, 7/19/2018(c)	35,000,000	34,762,826
1.60%, 7/26/2018(c)	24,000,000	23,828,745
1.63%, 8/2/2018(c)	25,000,000	24,813,382
1.82%, 8/23/2018(c)	22,000,000	21,809,104
1.82%, 8/30/2018(c)	23,000,000	22,789,247
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,114,013,144)		1,113,744,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,343,387,796)		1,343,118,675

Total Investments - 153.5% (Cost $1,343,387,796)		1,343,118,675
Liabilities Less Other Assets - (53.5%)		(468,178,106)
Net Assets - 100.0%		874,940,569

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $624,320,575.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of February 28, 2018.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,714,054
Aggregate gross unrealized depreciation	(331,152,387)
Net unrealized depreciation	$(324,438,333)
Federal income tax cost	$1,343,387,796

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 28, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	954	3/16/2018	USD	$129,433,950	$2,755,030

Cash collateral in the amount of $6,086,520 was pledged to cover margin requirements for open futures contracts as of February 28, 2018.

Swap Agreements

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation) ($)
(43,873,901)	(135,298,144)	11/6/2018	Bank of America NA	(1.78)%	S&P 500®	(96,917,791)
(143,910,000)	(139,882,879)	11/6/2018	BNP Paribas SA	(1.83)%	S&P 500®	3,956,513
(234,506,392)	(323,367,315)	11/6/2018	Citibank NA	(1.83)%	S&P 500®	(92,848,033)
(223,971,765)	(226,358,262)	11/6/2019	Credit Suisse International	(1.88)%	S&P 500®	(2,577,804)
(74,520,000)	(78,517,614)	11/6/2019	Deutsche Bank AG	(1.68)%	S&P 500®	(4,119,944)
(229,085,619)	(309,369,098)	11/6/2018	Goldman Sachs International	(1.83)%	S&P 500®	(82,346,930)
(533,115)	(696,725)	11/6/2019	Goldman Sachs International	(1.58)%	SPDR® S&P 500® ETF Trust	(155,470)
(59,143,358)	(73,791,159)	11/6/2019	Morgan Stanley & Co. International plc	(1.78)%	S&P 500®	—
(240,778,457)	(258,742,056)	11/6/2019	Societe Generale	(2.08)%	S&P 500®	(18,325,541)
(42,634,149)	(74,317,474)	11/6/2018	UBS AG	(1.73)%	S&P 500®	(33,589,242)
(1,292,956,756)	(1,620,340,726)					(326,924,242)
					Total Appreciation	3,956,513
					Total Depreciation	(330,880,755)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 117.4%

REPURCHASE AGREEMENTS(a) - 117.4%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $2,749,990 (Cost $2,749,888)	2,749,888	2,749,888

Total Investments - 117.4% (Cost $2,749,888)		2,749,888
Liabilities Less Other Assets - (17.4%)		(407,463)
Net Assets - 100.0%		2,342,425

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(497,685)
Net unrealized depreciation	$(497,685)
Federal income tax cost	$2,749,888

Swap Agreements

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(1,091,335)	(1,271,521)	11/6/2019	Bank of America NA	(1.48)%	Dow Jones U.S. SemiconductorsSM Index(3)	(185,351)
(39,767)	(41,328)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. SemiconductorsSM Index(3)	(1,584)
(2,323,144)	(2,460,981)	11/13/2019	Morgan Stanley & Co. International plc	(1.48)%	Dow Jones U.S. SemiconductorsSM Index(3)	(141,150)
(182,480)	(222,531)	11/6/2019	Societe Generale	(1.58)%	Dow Jones U.S. SemiconductorsSM Index(3)	(42,618)
(564,831)	(687,694)	11/6/2019	UBS AG	(1.68)%	Dow Jones U.S. SemiconductorsSM Index(3)	(126,982)
(4,201,557)	(4,684,055)					(497,685)
					Total Depreciation	(497,685)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 91.1%

REPURCHASE AGREEMENTS(a) - 91.1%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $2,527,409 (Cost $2,527,316)	2,527,316	2,527,316

Total Investments - 91.1% (Cost $2,527,316)		2,527,316
Other Assets Less Liabilities - 8.9%		248,291
Net Assets - 100.0%		2,775,607

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(236,445)
Net unrealized depreciation	$(236,445)
Federal income tax cost	$2,527,316

Swap Agreements

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(1,308,758)	(1,390,621)	11/6/2019	Bank of America NA	(1.50)%	S&P SmallCap 600®	(82,976)
(979,081)	(1,005,570)	11/6/2019	Credit Suisse International	(1.48)%	S&P SmallCap 600®	(27,064)
(400,000)	(406,436)	11/6/2019	Deutsche Bank AG	(0.68)%	S&P SmallCap 600®	(7,393)
(1,195,627)	(1,235,061)	11/6/2019	Morgan Stanley & Co. International plc	(1.03)%	S&P SmallCap 600®	(42,016)
(908,506)	(923,452)	11/6/2019	Societe Generale	(0.98)%	S&P SmallCap 600®	(16,970)
(530,000)	(588,849)	11/6/2018	UBS AG	(1.43)%	S&P SmallCap 600®	(60,026)
(5,321,972)	(5,549,989)					(236,445)
					Total Depreciation	(236,445)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 91.9%

REPURCHASE AGREEMENTS(a) - 91.9%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $2,285,302 (Cost $2,285,217)	2,285,217	2,285,217

Total Investments - 91.9% (Cost $2,285,217)		2,285,217
Other Assets Less Liabilities - 8.1%		202,286
Net Assets - 100.0%		2,487,503

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(579,086)
Net unrealized depreciation	$(579,086)
Federal income tax cost	$2,285,217

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Technology had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Depreciation ($)
(942,409)	(1,134,836)	11/6/2019	Bank of America NA	(1.48)%	Dow Jones U.S. TechnologySM Index(3)	(195,602)
(201,365)	(241,546)	11/6/2019	Bank of America NA	(1.08)%	iShares® U.S. Technology ETF	(38,925)
(44,989)	(48,020)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. TechnologySM Index(3)	(3,022)
(238,912)	(255,373)	11/13/2019	Morgan Stanley & Co. International plc	(1.68)%	Dow Jones U.S. TechnologySM Index(3)	(16,430)
(15,270)	(16,369)	11/13/2019	Morgan Stanley & Co. International plc	(1.18)%	iShares® U.S. Technology ETF	(1,043)
(2,790,941)	(3,054,540)	11/6/2019	Societe Generale	(1.33)%	Dow Jones U.S. TechnologySM Index(3)	(268,790)
(166,168)	(220,355)	11/6/2019	UBS AG	(1.43)%	Dow Jones U.S. TechnologySM Index(3)	(55,274)
(4,400,054)	(4,971,039)					(579,086)
					Total Depreciation	(579,086)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

February 28, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 53.4%

REPURCHASE AGREEMENTS(a) - 53.4%
Repurchase Agreements with various counterparties, rates 1.00% - 1.37%, dated 2/28/2018, due 3/1/2018, total to be received $3,689,545 (Cost $3,689,409)	3,689,409	3,689,409

Total Investments - 53.4% (Cost $3,689,409)		3,689,409
Other Assets Less Liabilities - 46.6%		3,215,354
Net Assets - 100.0%		6,904,763

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of February 28, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,559,904
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,559,904
Federal income tax cost	$3,689,409

Swap Agreements

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2018:

Notional Amount (USD)	Value ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation ($)
(2,036,556)	(1,703,713)	11/6/2019	Bank of America NA	(1.38)%	Dow Jones U.S. UtilitiesSM Index(3)	317,800
(9,897,651)	(8,803,936)	11/13/2019	Credit Suisse International	(1.88)%	Dow Jones U.S. UtilitiesSM Index(3)	1,027,255
(136,002)	(120,974)	11/13/2019	Morgan Stanley & Co. International plc	(1.68)%	Dow Jones U.S. UtilitiesSM Index(3)	14,015
(1,466,921)	(1,430,261)	11/6/2019	Societe Generale	(1.33)%	Dow Jones U.S. UtilitiesSM Index(3)	33,620
(1,939,346)	(1,746,451)	11/6/2019	UBS AG	(1.33)%	Dow Jones U.S. UtilitiesSM Index(3)	167,214
(15,476,476)	(13,805,335)					1,559,904
					Total Appreciation	1,559,904

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of February 28, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 114 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of Short 20+ Year Treasury, Short 7-10 Year Treasury, Ultra 20+ Year Treasury, Ultra 7-10 Year Treasury, UltraPro Short 20+ Year Treasury, UltraShort 20+ Year Treasury and UltraShort 7-10 Year Treasury is generally determined at 3:00 p.m. (Eastern Time) on each business day.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments had a compliance date of August 1, 2017, and are reflected in the Funds’ filing of Form N-Q for the period ending February 28, 2018.  The Funds’ compliance date for Form N-PORT is June 1, 2018, but the Funds will not be required to make their initial filing on Form N-PORT until the period ending March 31, 2019.  The Funds’ compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending May 31, 2019. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity and bond futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and is typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•             Level 1— Quoted prices in active markets for identical assets.

•             Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•             Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of February 28, 2018, based on levels assigned to securities on May 31, 2017.

The following is a summary of the valuations as of February 28, 2018, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Short 20+ Year Treasury	$—	$(14,261)	$—	$—	$551,228,613	$165,954,939	$38,078,418	$717,183,552	$38,064,157
Short 7-10 Year Treasury	—	502	—	—	—	42,177,546	1,473,914	42,177,546	1,474,416
Short Basic Materials	—	—	—	—	—	1,544,928	(14,431)	1,544,928	(14,431)
Short Dow30SM	—	565,989	—	—	228,296,161	47,455,975	(13,191,323)	275,752,136	(12,625,334)
Short Financials	—	—	—	—	—	16,347,201	(1,066,205)	16,347,201	(1,066,205)
Short FTSE China 50	—	—	—	—	—	5,597,768	(1,022,115)	5,597,768	(1,022,115)
Short High Yield	—	—	—	—	139,911,265	98,930,282	(12,253,405)	238,841,547	(12,253,405)
Short MidCap400	—	36,558	—	—	—	13,121,637	(670,687)	13,121,637	(634,129)
Short MSCI EAFE	—	—	—	—	—	13,365,507	(2,870,261)	13,365,507	(2,870,261)
Short MSCI Emerging Markets	—	—	—	—	49,960,844	74,785,674	(25,855,989)	124,746,518	(25,855,989)
Short Oil & Gas	—	—	—	—	—	2,607,753	73,459	2,607,753	73,459
Short QQQ®	—	(2,667)	—	—	319,016,696	60,424,906	(50,094,791)	379,441,602	(50,097,458)
Short Real Estate	—	—	—	—	—	10,070,761	241,048	10,070,761	241,048
Short Russell2000	—	1,175,654	—	—	269,194,189	78,052,881	(23,887,954)	347,247,070	(22,712,300)

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Short S&P500®	$—	$1,536,617	$—	$—	$1,451,626,009	$334,472,662	$(221,527,484)	$1,786,098,671	$(219,990,867)
Short SmallCap600	—	—	—	—	—	4,327,525	(467,586)	4,327,525	(467,586)
Ultra 20+ Year Treasury	—	1,270	—	—	27,344,681	6,163,720	(2,691,205)	33,508,401	(2,689,935)
Ultra 7-10 Year Treasury	—	(1,841)	—	—	26,754,350	2,645,724	(2,596,280)	29,400,074	(2,598,121)
Ultra Basic Materials	69,863,369	—	—	—	—	5,749,473	(48,037)	75,612,842	(48,037)
Ultra Consumer Goods	8,096,486	—	—	—	—	967,677	222,878	9,064,163	222,878
Ultra Consumer Services	20,137,557	—	—	—	—	380,842	2,888,081	20,518,399	2,888,081
Ultra Dow30SM	332,225,416	73,897	—	—	—	73,325,643	53,768,802	405,551,059	53,842,699
Ultra Financials	782,348,235	—	—	—	—	123,803,883	45,224,167	906,152,118	45,224,167
Ultra FTSE China 50	—	—	—	—	—	31,455,388	2,194,365	31,455,388	2,194,365
Ultra FTSE Europe	—	—	—	—	—	9,215,174	(105,157)	9,215,174	(105,157)
Ultra Gold Miners	6,494,499	—	—	—	—	714,773	(1,038,951)	7,209,272	(1,038,951)
Ultra Health Care	98,677,803	—	—	5,760	—	9,659,298	3,387,899	108,342,861	3,387,899
Ultra High Yield	2,340,907	—	—	—	—	344,737	65,396	2,685,644	65,396
Ultra Industrials	24,547,641	—	—	—	—	1,285,649	3,214,676	25,833,290	3,214,676

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra MidCap400	$118,644,465	$(28,631)	$—	$—	$—	$20,250,225	$5,151,270	$138,894,690	$5,122,639
Ultra MSCI Brazil Capped	—	—	—	—	—	9,195,819	2,708,435	9,195,819	2,708,435
Ultra MSCI EAFE	—	—	—	—	—	10,442,981	460,576	10,442,981	460,576
Ultra MSCI Emerging Markets	—	—	—	—	19,984,337	30,570,975	5,712,005	50,555,312	5,712,005
Ultra MSCI Japan	—	—	—	—	—	6,957,370	1,001,451	6,957,370	1,001,451
Ultra Nasdaq Biotechnology	352,647,695	—	—	—	—	43,067,475	8,194,506	395,715,170	8,194,506
Ultra Oil & Gas	93,495,137	—	—	—	—	5,833,591	(4,744,735)	99,328,728	(4,744,735)
Ultra QQQ®	1,384,795,358	1,799,014	—	—	—	115,658,016	213,628,456	1,500,453,374	215,427,470
Ultra Real Estate	125,648,021	—	—	—	—	18,416,174	(5,417,452)	144,064,195	(5,417,452)
Ultra Russell2000	161,401,377	10,682	—	12,524	—	22,803,315	1,622,933	184,217,216	1,633,615
Ultra S&P500®	1,993,981,587	2,488,161	—	—	—	199,817,215	132,237,305	2,193,798,802	134,725,466
Ultra Semiconductors	72,726,685	—	—	—	—	10,154,042	4,619,662	82,880,727	4,619,662
Ultra SmallCap600	23,056,551	—	—	—	—	1,273,357	1,581,896	24,329,908	1,581,896
Ultra Technology	266,890,966	—	—	—	—	33,672,004	25,311,089	300,562,970	25,311,089
Ultra Telecommunications	2,681,699	—	—	—	—	89,919	(27,536)	2,771,618	(27,536)

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra Utilities	$11,426,796	$—	$—	$—	$—	$1,027,734	$(1,468,903)	$12,454,530	$(1,468,903)
UltraPro Dow30SM	501,467,936	43,037	—	—	—	22,871,948	52,405,015	524,339,884	52,448,052
UltraPro Financial Select Sector	53,971,840	—	—	—	—	274,123	6,495,312	54,245,963	6,495,312
UltraPro MidCap400	37,196,397	(5,028)	—	—	—	3,835,543	(274,180)	41,031,940	(279,208)
UltraPro Nasdaq Biotechnology	34,283,891	—	—	—	—	2,959,554	1,369,490	37,243,445	1,369,490
UltraPro QQQ®	2,665,791,854	1,416,136	—	—	—	156,204,506	498,030,447	2,821,996,360	499,446,583
UltraPro Russell2000	125,510,750	32,465	—	5,187	—	13,842,480	9,801,560	139,358,417	9,834,025
UltraPro S&P500®	1,215,578,269	1,209,098	—	—	—	89,201,167	77,325,033	1,304,779,436	78,534,131
UltraPro Short 20+ Year Treasury	—	(725)	—	—	—	85,099,876	10,222,617	85,099,876	10,221,892
UltraPro Short Dow30SM	—	503,733	—	—	181,418,813	77,230,654	(49,530,922)	258,649,467	(49,027,189)
UltraPro Short Financial Select Sector	—	—	—	—	—	778,229	(633,631)	778,229	(633,631)
UltraPro Short MidCap400	—	18,577	—	—	—	1,699,118	228,633	1,699,118	247,210
UltraPro Short Nasdaq Biotechnology	—	—	—	—	—	2,936,333	(404,775)	2,936,333	(404,775)
UltraPro Short QQQ®	—	(323,342)	—	—	608,330,343	154,192,293	(239,336,039)	762,522,636	(239,659,381)

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraPro Short Russell2000	$—	$231,469	$—	$—	$84,945,976	$20,136,768	$(15,745,258)	$105,082,744	$(15,513,789)
UltraPro Short S&P500®	—	1,815,711	—	—	614,954,427	119,487,326	(239,208,100)	734,441,753	(237,392,389)
UltraShort 20+ Year Treasury	—	(5,318)	—	—	1,927,728,016	177,666,861	147,109,753	2,105,394,877	147,104,435
UltraShort 7-10 Year Treasury	—	3,327	—	—	179,896,925	47,239,067	8,709,852	227,135,992	8,713,179
UltraShort Basic Materials	—	—	—	—	—	3,684,260	(3,106,516)	3,684,260	(3,106,516)
UltraShort Consumer Goods	—	—	—	—	—	2,295,646	(86,258)	2,295,646	(86,258)
UltraShort Consumer Services	—	—	—	—	—	1,330,900	(415,475)	1,330,900	(415,475)
UltraShort Dow30SM	—	372,249	—	—	146,605,286	24,346,677	(40,629,965)	170,951,963	(40,257,716)
UltraShort Financials	—	—	—	—	—	15,570,478	(1,820,333)	15,570,478	(1,820,333)
UltraShort FTSE China 50	—	—	—	—	—	20,855,408	(12,935,285)	20,855,408	(12,935,285)
UltraShort FTSE Europe	—	—	—	—	29,982,777	5,452,586	(11,376,460)	35,435,363	(11,376,460)
UltraShort Gold Miners	—	—	—	—	—	3,142,787	289,239	3,142,787	289,239
UltraShort Health Care	—	—	—	—	—	1,055,606	(231,622)	1,055,606	(231,622)
UltraShort Industrials	—	—	—	—	—	2,214,723	(61,271)	2,214,723	(61,271)
UltraShort MidCap400	—	22,824	—	—	—	3,862,754	(634,431)	3,862,754	(611,607)

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort MSCI Brazil Capped	$—	$—	$—	$—	$—	$19,073,638	$(7,032,577)	$19,073,638	$(7,032,577)
UltraShort MSCI EAFE	—	—	—	—	—	1,500,991	(31,792)	1,500,991	(31,792)
UltraShort MSCI Emerging Markets	—	—	—	—	—	17,315,102	(8,109,948)	17,315,102	(8,109,948)
UltraShort MSCI Japan	—	—	—	—	—	6,208,755	(841,110)	6,208,755	(841,110)
UltraShort Nasdaq Biotechnology	—	—	—	—	29,982,777	17,563,090	(2,190,995)	47,545,867	(2,190,995)
UltraShort Oil & Gas	—	—	—	—	—	19,230,411	3,202,611	19,230,411	3,202,611
UltraShort QQQ®	—	60,434	—	—	321,002,885	72,265,515	(97,809,617)	393,268,400	(97,749,183)
UltraShort Real Estate	—	—	—	—	39,977,036	12,858,485	2,028,715	52,835,521	2,028,715
UltraShort Russell2000	—	362,442	—	—	179,908,145	19,841,002	(19,849,788)	199,749,147	(19,487,346)
UltraShort S&P500®	—	2,755,030	—	—	1,113,744,023	229,374,652	(326,924,242)	1,343,118,675	(324,169,212)
UltraShort Semiconductors	—	—	—	—	—	2,749,888	(497,685)	2,749,888	(497,685)
UltraShort SmallCap600	—	—	—	—	—	2,527,316	(236,445)	2,527,316	(236,445)
UltraShort Technology	—	—	—	—	—	2,285,217	(579,086)	2,285,217	(579,086)
UltraShort Utilities	—	—	—	—	—	3,689,409	1,559,904	3,689,409	1,559,904

*   These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2018, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

Fund Name	BNP Paribas Securities Corp., 1.00%, dated 2/28/2018 due 3/1/2018 (1)	BNP Paribas Securities Corp., 1.36%, dated 2/28/2018 due 3/1/2018 (2)	Credit Suisse Securities (USA) LLC, 1.36%, dated 2/28/2018 due 3/1/2018 (3)	ING Financial Markets LLC, 1.35%, dated 2/28/2018 due 3/1/2018 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.37%, dated 2/28/2018 due 3/1/2018 (5)	Total
Short 20+ Year Treasury	$12,447,456	$49,789,823	$4,138,015	$67,216,260	$32,363,385	$165,954,939
Short 7-10 Year Treasury	3,163,528	12,654,113	1,051,679	17,083,053	8,225,173	42,177,546
Short Basic Materials	115,877	463,510	38,522	625,738	301,281	1,544,928
Short Dow30SM	3,559,437	14,237,748	1,183,294	19,220,960	9,254,536	47,455,975
Short Financials	1,226,122	4,904,490	407,610	6,621,061	3,187,918	16,347,201
Short FTSE China 50	419,861	1,679,443	139,578	2,267,248	1,091,638	5,597,768
Short High Yield	7,420,269	29,681,076	2,466,784	40,069,453	19,292,700	98,930,282
Short MidCap400	984,189	3,936,755	327,182	5,314,620	2,558,891	13,121,637
Short MSCI EAFE	1,002,480	4,009,921	333,263	5,413,394	2,606,449	13,365,507
Short MSCI Emerging Markets	5,609,302	22,437,208	1,864,749	30,290,230	14,584,185	74,785,674
Short Oil & Gas	195,595	782,378	65,023	1,056,211	508,546	2,607,753
Short QQQ®	4,532,173	18,128,688	1,506,669	24,473,729	11,783,647	60,424,906
Short Real Estate	755,358	3,021,431	251,110	4,078,932	1,963,930	10,070,761
Short Russell2000	5,854,359	23,417,436	1,946,215	31,613,538	15,221,333	78,052,881
Short S&P500®	25,087,133	100,348,532	8,339,932	135,470,519	65,226,546	334,472,662
Short SmallCap600	324,586	1,298,345	107,905	1,752,765	843,924	4,327,525
Ultra 20+ Year Treasury	462,310	1,849,240	153,690	2,496,474	1,202,006	6,163,720
Ultra 7-10 Year Treasury	198,443	793,770	65,970	1,071,590	515,951	2,645,724
Ultra Basic Materials	431,239	1,724,958	143,361	2,328,693	1,121,222	5,749,473
Ultra Consumer Goods	72,581	290,323	24,129	391,936	188,708	967,677
Ultra Consumer Services	28,565	114,260	9,496	154,251	74,270	380,842
Ultra Dow30SM	5,499,793	21,999,169	1,828,343	29,698,878	14,299,460	73,325,643
Ultra Financials	9,285,914	37,143,657	3,086,997	50,143,937	24,143,378	123,803,883
Ultra FTSE China 50	2,359,312	9,437,250	784,327	12,740,287	6,134,212	31,455,388
Ultra FTSE Europe	691,184	2,764,738	229,776	3,732,396	1,797,080	9,215,174
Ultra Gold Miners	53,612	214,446	17,823	289,502	139,390	714,773
Ultra Health Care	724,496	2,897,984	240,850	3,912,278	1,883,690	9,659,298

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

Fund Name	BNP Paribas Securities Corp., 1.00%, dated 2/28/2018 due 3/1/2018 (1)	BNP Paribas Securities Corp., 1.36%, dated 2/28/2018 due 3/1/2018 (2)	Credit Suisse Securities (USA) LLC, 1.36%, dated 2/28/2018 due 3/1/2018 (3)	ING Financial Markets LLC, 1.35%, dated 2/28/2018 due 3/1/2018 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.37%, dated 2/28/2018 due 3/1/2018 (5)	Total
Ultra High Yield	25,857	103,428	8,596	139,628	67,228	344,737
Ultra Industrials	96,430	385,721	32,057	520,723	250,718	1,285,649
Ultra MidCap400	1,518,869	6,075,475	504,931	8,201,891	3,949,059	20,250,225
Ultra MSCI Brazil Capped	689,733	2,758,931	229,294	3,724,556	1,793,305	9,195,819
Ultra MSCI EAFE	783,276	3,133,105	260,391	4,229,691	2,036,518	10,442,981
Ultra MSCI Emerging Markets	2,292,977	9,171,908	762,274	12,382,076	5,961,740	30,570,975
Ultra MSCI Japan	521,838	2,087,351	173,479	2,817,924	1,356,778	6,957,370
Ultra Nasdaq Biotechnology	3,230,277	12,921,110	1,073,869	17,443,498	8,398,721	43,067,475
Ultra Oil & Gas	437,549	1,750,195	145,458	2,362,763	1,137,626	5,833,591
Ultra QQQ®	8,674,933	34,699,733	2,883,883	46,844,640	22,554,827	115,658,016
Ultra Real Estate	1,381,306	5,525,223	459,199	7,459,051	3,591,395	18,416,174
Ultra Russell2000	1,710,363	6,841,453	568,592	9,235,962	4,446,945	22,803,315
Ultra S&P500®	14,987,297	59,949,186	4,982,357	80,931,403	38,966,972	199,817,215
Ultra Semiconductors	761,604	3,046,417	253,187	4,112,663	1,980,171	10,154,042
Ultra SmallCap600	95,508	382,033	31,751	515,744	248,321	1,273,357
Ultra Technology	2,525,570	10,102,279	839,597	13,638,077	6,566,481	33,672,004
Ultra Telecommunications	6,744	26,977	2,242	36,421	17,535	89,919
Ultra Utilities	77,085	308,341	25,626	416,260	200,422	1,027,734
UltraPro Dow30SM	1,715,511	6,862,045	570,302	9,263,761	4,460,329	22,871,948
UltraPro Financial Select Sector	20,561	82,242	6,835	111,027	53,458	274,123
UltraPro MidCap400	287,685	1,150,740	95,638	1,553,499	747,981	3,835,543
UltraPro Nasdaq Biotechnology	221,981	887,926	73,795	1,198,700	577,152	2,959,554
UltraPro QQQ®	11,716,124	46,864,497	3,894,892	63,267,070	30,461,923	156,204,506
UltraPro Russell2000	1,038,256	4,153,023	345,156	5,606,580	2,699,465	13,842,480
UltraPro S&P500®	6,690,536	26,762,146	2,224,193	36,128,897	17,395,395	89,201,167
UltraPro Short 20+ Year Treasury	6,382,919	25,531,676	2,121,929	34,467,763	16,595,589	85,099,876
UltraPro Short Dow30SM	5,792,688	23,170,751	1,925,713	31,280,514	15,060,988	77,230,654
UltraPro Short Financial Select Sector	58,371	233,484	19,405	315,204	151,765	778,229
UltraPro Short MidCap400	127,442	509,770	42,367	688,189	331,350	1,699,118
UltraPro Short Nasdaq Biotechnology	220,240	880,959	73,216	1,189,295	572,623	2,936,333
UltraPro Short QQQ®	11,565,198	46,260,792	3,844,719	62,452,069	30,069,515	154,192,293

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

Fund Name	BNP Paribas Securities Corp., 1.00%, dated 2/28/2018 due 3/1/2018 (1)	BNP Paribas Securities Corp., 1.36%, dated 2/28/2018 due 3/1/2018 (2)	Credit Suisse Securities (USA) LLC, 1.36%, dated 2/28/2018 due 3/1/2018 (3)	ING Financial Markets LLC, 1.35%, dated 2/28/2018 due 3/1/2018 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.37%, dated 2/28/2018 due 3/1/2018 (5)	Total
UltraPro Short Russell2000	1,510,359	6,041,436	502,102	8,155,938	3,926,933	20,136,768
UltraPro Short S&P500®	8,962,151	35,848,603	2,979,365	48,395,615	23,301,592	119,487,326
UltraShort 20+ Year Treasury	13,325,909	53,303,635	4,430,047	71,959,907	34,647,363	177,666,861
UltraShort 7-10 Year Treasury	3,543,168	14,172,671	1,177,886	19,133,106	9,212,236	47,239,067
UltraShort Basic Materials	276,338	1,105,352	91,865	1,492,225	718,480	3,684,260
UltraShort Consumer Goods	172,185	688,740	57,241	929,799	447,681	2,295,646
UltraShort Consumer Services	99,824	399,297	33,185	539,051	259,543	1,330,900
UltraShort Dow30SM	1,826,123	7,304,493	607,074	9,861,066	4,747,921	24,346,677
UltraShort Financials	1,167,864	4,671,457	388,243	6,306,467	3,036,447	15,570,478
UltraShort FTSE China 50	1,564,261	6,257,042	520,021	8,447,007	4,067,077	20,855,408
UltraShort FTSE Europe	408,971	1,635,886	135,958	2,208,445	1,063,326	5,452,586
UltraShort Gold Miners	235,725	942,899	78,364	1,272,914	612,885	3,142,787
UltraShort Health Care	79,176	316,703	26,321	427,549	205,857	1,055,606
UltraShort Industrials	166,115	664,461	55,223	897,023	431,901	2,214,723
UltraShort MidCap400	289,726	1,158,904	96,316	1,564,520	753,288	3,862,754
UltraShort MSCI Brazil Capped	1,430,619	5,722,475	475,593	7,725,342	3,719,609	19,073,638
UltraShort MSCI EAFE	112,582	450,327	37,427	607,942	292,713	1,500,991
UltraShort MSCI Emerging Markets	1,298,720	5,194,879	431,745	7,013,087	3,376,671	17,315,102
UltraShort MSCI Japan	465,688	1,862,752	154,813	2,514,715	1,210,787	6,208,755
UltraShort Nasdaq Biotechnology	1,317,320	5,269,281	437,928	7,113,529	3,425,032	17,563,090
UltraShort Oil & Gas	1,442,378	5,769,510	479,502	7,788,839	3,750,182	19,230,411
UltraShort QQQ®	5,420,277	21,681,109	1,801,910	29,269,498	14,092,721	72,265,515
UltraShort Real Estate	964,451	3,857,804	320,621	5,208,036	2,507,573	12,858,485
UltraShort Russell2000	1,488,175	5,952,700	494,727	8,036,145	3,869,255	19,841,002
UltraShort S&P500®	17,204,253	68,817,013	5,719,359	92,902,968	44,731,059	229,374,652
UltraShort Semiconductors	206,255	825,022	68,567	1,113,779	536,265	2,749,888
UltraShort SmallCap600	189,561	758,246	63,018	1,023,631	492,860	2,527,316
UltraShort Technology	171,403	685,611	56,981	925,575	445,647	2,285,217
UltraShort Utilities	276,724	1,106,897	91,994	1,494,311	719,483	3,689,409
	$243,776,203	$975,104,814	$81,040,631	$1,316,391,501	$633,818,131	$3,250,131,280

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2018 as follows:

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

(1)  U.S. Treasury Bonds, 0% to 2.38%, due 1/15/2025 to 11/15/2045; U.S. Treasury Notes, 1.13% to 1.88%, due 12/31/2018 to 12/31/2019, which had an aggregate value at the Trust level of $255,000,070.

(2)  U.S. Treasury Bonds, 0% to 7.13%, due 2/15/2023 to 2/15/2046; U.S. Treasury Notes, 0.75% to 2.88%, due 3/31/2018 to 5/31/2024, which had an aggregate value at the Trust level of $1,020,000,000.

(3)  U.S. Treasury Bonds, 2.75% to 6.13%, due 8/15/2029 to 8/15/2047; U.S. Treasury Notes, 0.63% to 2.25%, due 7/31/2018 to 1/15/2024, which had an aggregate value at the Trust level of $84,773,496.

(4)  Federal Farm Credit Bank, 0.75%, due 4/18/2018; Federal Home Loan Bank, 1.13%, due 6/21/2019; Federal Home Loan Mortgage Corp., 0.75% to 3.75%, due 4/9/2018 to 1/13/2022; Federal National Mortgage Association, 0.88% to 2.63%, due 3/28/2018 to 9/24/2026, which had an aggregate value at the Trust level of $1,377,001,486.

(5)  U.S. Treasury Bonds, 3.00%, due 5/15/2042; U.S. Treasury Notes, 2.13% to 3.13%, due 5/15/2021 to 5/15/2025, which had an aggregate value at the Trust level of $663,000,129.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

Equity Securities

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”)

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to debt instruments, including U.S. government securities. Additionally, certain Funds may invest in or seek leveraged or inverse exposure to lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.

U.S. Treasury Inflation-Protected Securities

UltraShort TIPS seeks leveraged inverse exposure to the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series L). U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-protected public obligations of the U.S. Treasury. Inflation-protected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective.

In connection with its management of certain series of the Trust included in this report (UltraPro Dow30SM, UltraPro Financial Select Sector, UltraPro MidCap400, UltraPro Nasdaq Biotechnology, UltraPro QQQ®, UltraPro Russell2000, UltraPro S&P500®, UltraPro Short NASDAQ Biotechnology, UltraPro Short QQQ®, UltraPro Short S&P500®, UltraShort Basic Materials, UltraShort Dow30SM, UltraShort Financials, UltraShort MidCap400, UltraShort QQQ®, UltraShort S&P500®, UltraShort SmallCap600 and UltraShort Utilities (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra Basic Materials	127%
Ultra Gold Miners	144%
Ultra Health Care	123%
Ultra Real Estate	128%
Ultra SmallCap600	130%
Ultra Telecommunications	121%
Ultra Utilities	121%
UltraPro Dow30SM	250%
UltraPro Financial Select Sector	231%
UltraPro MidCap400	242%
UltraPro QQQ®	242%
UltraPro Russell2000	237%
UltraPro S&P500®	251%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index futures and in the range of approximately 1% to 3% of the contract amount for bond futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on February 28, 2018 contractually terminate within 33 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity and credit.

As the Funds’ investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk.

3. Investment Transactions and Income

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•        Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

There is no guarantee that a Fund whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At February 28, 2018, ProShares Ultra Consumer Services, ProShares Ultra Industrials, ProShares Ultra MSCI Brazil Capped, ProShares Ultra Semiconductors, ProShares Ultra SmallCap600, ProShares UltraPro QQQ®, ProShares UltraPro Short 20+ Year Treasury, ProShares UltraPro Short MidCap400, ProShares UltraShort 7-10 Year Treasury, ProShares UltraShort Oil & Gas and ProShares UltraShort Utilities had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Foreign Currency  Risk

Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  These factors may cause the value of an investment in a Fund to change.

5. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2018 (Unaudited)

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date this report was issued.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
April 24, 2018

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer
April 24, 2018